Schedule of Investments
California Municipal Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 39
$ 51
TOTAL INVESTMENT COMPANIES $ 51
MUNICIPAL BONDS - 103 .13%
Principal
Amount (000's) Value (000's)
California - 98 .01%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,004
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 984
5.00%, 10/01/2035 5,270 5,342
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2043
(a)
1,000 1,040
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,797
Anaheim Housing & Public Improvements
Authority
2.60%, 10/01/2054
(c)
200 200
Bay Area Toll Authority
5.00%, 04/01/2042 1,000 1,046
5.00%, 04/01/2043 1,000 1,040
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,714
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,507
California Community Choice Financing Authority
4.00%, 02/01/2052
(c)
2,275 2,261
4.00%, 10/01/2052
(c)
1,115 1,123
4.00%, 05/01/2053
(c)
3,150 3,165
5.00%, 02/01/2054
(c)
5,000 5,253
5.00%, 02/01/2055
(c)
5,000 5,305
5.00%, 02/01/2055
(c)
5,000 5,298
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,485 1,224
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,002
5.00%, 06/01/2043 4,645 5,026
5.00%, 05/01/2045 9,550 10,211
5.00%, 10/01/2045 1,000 1,000
5.00%, 04/01/2051 10,015 10,496
5.00%, 03/01/2055
(c)
1,800 2,071
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,752
5.00%, 06/01/2041
(c)
10,000 10,924
5.00%, 11/01/2047 3,375 3,444
5.00%, 11/15/2048 2,785 2,770
5.00%, 12/01/2054 2,000 1,959
5.25%, 12/01/2044 2,155 2,134
California Housing Finance Agency
3.50%, 11/20/2035 9,235 8,617
4.25%, 01/15/2035 8,138 8,250
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
12,016 11,922
California Housing Finance Agency (credit support
from Section 542(c) Housing Finance Agency Risk
Sharing Program )
4.75%, 08/01/2045
(a)
4,050 4,020
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Infrastructure & Economic Development
Bank
5.00%, 08/01/2038 $ 1,175 $ 1,218
5.00%, 08/01/2039 1,130 1,166
9.50%, 01/01/2065
(c),(d)
14,000 12,483
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,774
3.44%, 02/20/2041
(c)
4,278 3,768
4.00%, 07/15/2029 8,310 8,167
4.00%, 10/01/2039 2,150 1,980
4.38%, 09/01/2053
(c)
1,700 1,689
5.00%, 05/15/2033 1,000 1,034
5.00%, 05/15/2034 1,000 1,029
5.00%, 12/31/2034 7,550 7,623
5.00%, 11/01/2035
(d)
1,750 1,804
5.00%, 12/31/2036 8,000 8,046
5.00%, 05/15/2038 2,000 2,026
5.00%, 10/01/2044 1,000 967
5.00%, 04/01/2054 3,480 3,221
5.25%, 11/01/2036 2,100 2,105
5.38%, 11/01/2045
(d)
3,245 3,206
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 608
5.00%, 05/15/2044
(a)
5,000 5,050
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,606
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(a)
4,900 4,772
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,376
4.25%, 12/01/2027
(c)
1,200 1,211
4.30%, 07/01/2040 3,600 3,601
5.00%, 07/01/2029
(d)
1,000 1,031
5.00%, 07/01/2029
(d)
1,000 1,046
5.00%, 07/01/2030
(d)
2,000 2,008
5.00%, 07/01/2030
(d)
565 595
5.00%, 07/01/2031
(d)
1,000 1,054
5.00%, 07/01/2037
(d)
12,500 12,444
5.00%, 07/01/2039
(d)
8,500 8,558
5.00%, 11/21/2045
(d)
2,500 2,439
California Public Finance Authority
4.00%, 08/01/2047 1,325 1,164
6.50%, 06/01/2054
(d)
17,120 15,687
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,926
5.00%, 08/01/2038
(d)
1,000 1,006
California State University
5.00%, 11/01/2037 2,000 2,039
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
550 528
4.00%, 09/02/2029 1,000 1,014
5.00%, 10/01/2028 1,875 1,882
5.00%, 11/01/2032
(d)
1,135 1,150
5.00%, 06/01/2034
(d)
375 381
5.00%, 09/02/2034 1,000 1,033
5.00%, 12/01/2036
(d)
7,000 7,012
5.00%, 09/02/2038 3,000 3,052
5.00%, 06/01/2039
(d)
475 465
5.00%, 09/02/2039 900 923
5.00%, 09/02/2039 945 961
5.00%, 05/15/2040 3,840 3,835
5.00%, 09/02/2040 1,000 1,013

Schedule of Investments
California Municipal Fund
July 31, 2025 (unaudited)

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.00%, 12/01/2041
(d)
$ 4,040 $ 3,891
5.00%, 09/02/2044 1,425 1,389
5.00%, 09/02/2048 940 916
5.00%, 06/01/2051
(d)
1,950 1,734
5.25%, 12/01/2034 3,500 3,502
5.25%, 12/01/2038
(d)
1,000 1,003
5.25%, 12/01/2043
(d)
3,825 3,752
5.25%, 12/01/2044 1,370 1,423
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 2,987
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,054
6.00%, 05/01/2043 1,550 1,583
Carlsbad Unified School District
4.00%, 08/01/2050 500 438
Chino Valley Unified School District
5.00%, 08/01/2055
(e)
6,570 6,589
5.25%, 08/01/2047 2,000 2,026
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,274
City of Irvine CA
4.00%, 09/02/2038 1,000 970
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(a)
3,600 3,591
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 501
5.00%, 05/15/2026 415 421
5.00%, 05/15/2028
(e)
2,760 2,912
5.00%, 05/15/2029 1,875 2,008
5.00%, 05/15/2035 835 899
5.00%, 05/15/2036 5,000 5,128
5.00%, 05/15/2037
(e)
4,225 4,382
5.00%, 05/15/2042
(e)
3,500 3,487
5.00%, 05/15/2044
(e)
3,100 3,045
5.00%, 05/15/2044
(e)
4,090 4,022
5.50%, 05/15/2040
(e)
5,000 5,242
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty )
0.00%, 08/01/2039
(a),(b)
4,000 2,125
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,000
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,359
5.00%, 07/01/2037 2,000 2,028
5.25%, 07/01/2054 10,000 10,285
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 9
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 461
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,530
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,021
5.00%, 06/01/2028 5,000 5,232
5.00%, 06/01/2051 10,630 10,169
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,008
La Verne Public Financing Authority
7.25%, 09/01/2026 200 201
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Long Beach Bond Finance Authority
5.00%, 11/15/2035 $ 3,485 $ 3,695
5.50%, 11/15/2032 1,010 1,136
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 1,695 1,823
5.00%, 07/01/2038 960 1,054
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,005
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,511
Los Angeles Department of Water & Power
2.50%, 07/01/2050
(c)
900 900
5.00%, 07/01/2029 520 563
5.00%, 07/01/2042 2,180 2,227
5.00%, 07/01/2043
(e)
5,000 5,059
Los Angeles Department of Water & Power Water
System Revenue
2.60%, 07/01/2035
(c)
1,600 1,600
Los Angeles Unified School District/CA
5.00%, 07/01/2033 5,000 5,755
5.25%, 07/01/2042 9,050 9,236
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,667
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,252
5.00%, 04/01/2054 1,000 1,027
M-S-R Energy Authority
6.13%, 11/01/2029 1,500 1,586
6.13%, 11/01/2029 1,790 1,893
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
895 897
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 5,816
Nuveen California AMT-Free Quality Municipal
Income Fund
2.74%, 10/01/2047
(c),(d)
500 500
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,400
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 994
Port of Los Angeles
5.00%, 08/01/2033 500 549
5.00%, 08/01/2034 3,465 3,801
5.00%, 08/01/2036 500 538
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,610
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,589
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,033
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty )
5.00%, 11/01/2035
(a)
1,180 1,246
5.00%, 11/01/2037
(a)
3,660 3,815
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,505

Schedule of Investments
California Municipal Fund
July 31, 2025 (unaudited)

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside County Transportation Commission
4.00%, 06/01/2037 $ 1,875 $ 1,829
4.00%, 06/01/2046 3,460 2,934
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,040
Sacramento Municipal Utility District
5.00%, 11/15/2054 1,000 1,010
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,540
5.00%, 07/01/2037 2,300 2,357
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,686
5.00%, 07/01/2039 2,000 2,072
5.00%, 07/01/2042 1,345 1,340
5.25%, 07/01/2042 2,745 2,849
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(a)
3,195 3,014
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,014
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2035 1,000 1,029
5.00%, 05/01/2036 3,000 3,072
5.25%, 05/01/2055
(e)
3,500 3,531
5.50%, 05/01/2043 4,000 4,149
San Joaquin Valley Clean Energy Authority
5.50%, 01/01/2056
(c)
7,020 7,722
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty )
5.00%, 08/01/2030
(a)
1,000 1,002
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 587
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,202
4.00%, 08/01/2042 2,000 1,904
5.00%, 08/01/2054 5,000 5,102
Southern California Public Power Authority
5.00%, 11/01/2029 4,725 4,942
5.00%, 07/01/2049 1,000 1,005
5.00%, 07/01/2053 1,000 998
State of California
5.00%, 09/01/2028 5 5
5.00%, 03/01/2035 5,000 5,711
5.00%, 03/01/2038 2,000 2,194
5.00%, 09/01/2043 5,000 5,211
State of California (credit support from Assured
Guaranty )
5.25%, 08/01/2032
(a)
5,000 5,665
Tender Option Bond Trust Receipts/Certificates
2.44%, 07/01/2048
(c),(d)
3,050 3,050
3.00%, 04/01/2043
(c),(d)
5,000 5,000
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,540
Travis Unified School District (credit support from
Assured Guaranty )
5.00%, 09/01/2029
(a)
1,000 1,002
University of California
2.30%, 05/15/2048
(c)
3,000 3,000
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty )
5.00%, 03/01/2039
(a)
1,500 1,509
$ 609,669
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Guam - 1 .69%
Guam Government Waterworks Authority
5.00%, 07/01/2040 $ 7,890 $ 7,917
5.50%, 07/01/2044
(f)
1,545 1,597
Port Authority of Guam
5.00%, 07/01/2048 1,000 952
$ 10,466
Puerto Rico - 3 .43%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
526 365
0.00%, 11/01/2043
(b),(c)
1,685 1,047
4.00%, 07/01/2037 316 298
4.00%, 07/01/2041 429 374
4.00%, 07/01/2046 446 372
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 3,420 3,772
6.50%, 01/01/2042 3,250 3,586
6.75%, 01/01/2045 5,550 6,118
6.75%, 01/01/2045 3,250 3,583
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,000 1,828
$ 21,343
TOTAL MUNICIPAL BONDS $ 641,478
Total Investments $ 641,529
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.14)%
Notes with interest rates of 2.30% - 3.50% at July
31, 2025 and contractual maturities of collateral of
2027-2032.
(g)
$ (25,720) (25,720)
Total Net Investments $ 615,809
Other Assets and Liabilities -  1.00% 6,224
TOTAL NET ASSETS - 100.00% $ 622,033
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $101,753 or 16.36% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2025.

Schedule of Investments
Core Fixed Income Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .95 % Shares Held Value (000's)
Money Market Funds - 0 .95%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
632,360 $ 632
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
98,614,602 98,615
$ 99,247
TOTAL INVESTMENT COMPANIES $ 99,247
COMMON STOCKS - 0 .15 % Shares Held Value (000's)
Transportation - 0 .15%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 15,050
TOTAL COMMON STOCKS $ 15,050
BONDS - 58 .39%
Principal
Amount (000's) Value (000's)
Airlines - 1 .19%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 19,418 $ 19,414
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
27,523 27,289
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 24,507
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 4,608 4,606
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 6,812 6,093
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 41,634 41,720
$ 123,629
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,509
Automobile Asset Backed Securities - 1 .05%
BMW Vehicle Owner Trust 2024-A
4.69%, 02/25/2027 11,408 11,410
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.34%
Ford Credit Auto Owner Trust 2024-A
4.70%, 01/15/2027 10,043 10,043
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.36%
Ford Credit Floorplan Master Owner Trust A
5.59%, 05/15/2028
(g)
20,000 20,108
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Nissan Master Owner Trust Receivables
5.01%, 02/15/2028
(g)
38,000 38,035
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
Tesla Electric Vehicle Trust 2023-1
4.87%, 12/21/2026
(g)
7,455 7,457
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Toyota Auto Receivables 2024-A Owner Trust
4.69%, 12/15/2026 2,928 2,928
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.35%
Toyota Auto Receivables 2024-C Owner Trust
5.16%, 05/17/2027 19,238 19,268
$ 109,249
Automobile Manufacturers - 1 .04%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,836
4.40%, 10/05/2026 30,000 29,967
4.75%, 01/12/2026 9,000 8,999
4.90%, 07/09/2027 15,000 15,128
5.80%, 10/03/2025 47,000 47,085
$ 108,015
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 8 .44%
Bank of America Corp
3.19%, 07/23/2030
(h)
$ 8,000 $ 7,611
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 10,000
3.97%, 02/07/2030
(h)
8,000 7,869
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.98%, 01/24/2029
(h)
29,000 29,360
Secured Overnight Financing Rate + 0.83%
5.08%, 01/20/2027
(h)
20,000 20,059
Secured Overnight Financing Rate + 1.29%
5.74%, 02/12/2036
(h)
28,000 28,485
Secured Overnight Financing Rate + 1.70%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,666
2.80%, 05/04/2026 8,000 7,906
3.00%, 10/30/2028 9,000 8,617
4.94%, 02/11/2031
(h)
29,000 29,535
Secured Overnight Financing Rate + 0.89%
5.32%, 06/06/2036
(h)
10,000 10,191
Secured Overnight Financing Rate + 1.35%
Bank of New York Mellon/The
4.73%, 04/20/2029
(h)
13,000 13,137
Secured Overnight Financing Rate + 1.14%
Citibank NA
4.88%, 11/19/2027
(h)
24,000 24,098
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 47,620
Secured Overnight Financing Rate + 1.42%
4.45%, 09/29/2027 8,000 7,978
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,902
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 13,014
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,727
3.81%, 04/23/2029
(h)
13,000 12,760
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 23,472
5.54%, 01/28/2036
(h)
23,000 23,514
Secured Overnight Financing Rate + 1.38%
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,901
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 6,312
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 43,781
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
4.92%, 01/24/2029
(h)
28,000 28,305
Secured Overnight Financing Rate + 0.80%
Morgan Stanley
1.79%, 02/13/2032
(h)
10,000 8,554
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,358
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 35,020
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,917
5.12%, 02/01/2029
(h)
18,000 18,265
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,069

Schedule of Investments
Core Fixed Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley Bank NA
4.45%, 10/15/2027
(h)
$ 25,000 $ 24,966
Secured Overnight Financing Rate + 0.68%
PNC Bank NA
2.70%, 10/22/2029 53,000 49,201
3.10%, 10/25/2027 4,750 4,621
4.78%, 01/15/2027
(h)
25,000 25,011
Secured Overnight Financing Rate + 0.50%
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 13,169
Secured Overnight Financing Rate + 0.98%
4.90%, 05/13/2031
(h)
19,000 19,208
Secured Overnight Financing Rate + 1.33%
Truist Bank
3.30%, 05/15/2026 5,000 4,948
4.63%, 09/17/2029
(h)
52,000 51,573
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,386
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 24,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,664
3.15%, 04/27/2027 3,800 3,728
3.90%, 04/26/2028 5,000 4,956
4.84%, 02/01/2034
(h)
25,000 24,681
Secured Overnight Financing Rate + 1.60%
5.08%, 05/15/2031
(h)
12,000 12,215
Secured Overnight Financing Rate + 1.30%
5.42%, 02/12/2036
(h)
18,000 18,322
Secured Overnight Financing Rate + 1.41%
Wells Fargo & Co
2.88%, 10/30/2030
(h)
32,000 29,893
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.90%, 01/24/2028
(h)
23,500 23,623
Secured Overnight Financing Rate + 0.78%
$ 879,786
Beverages - 0 .81%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 32,968
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,503
5.00%, 06/15/2034 30,000 30,424
$ 84,895
Biotechnology - 2 .29%
Amgen Inc
1.65%, 08/15/2028 20,000 18,461
2.20%, 02/21/2027 11,500 11,122
2.45%, 02/21/2030 40,000 36,562
5.25%, 03/02/2033 19,000 19,381
Biogen Inc
2.25%, 05/01/2030 65,000 58,313
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 17,798
2.60%, 10/01/2040 19,000 13,540
3.65%, 03/01/2026 21,000 20,898
4.80%, 11/15/2029 20,000 20,320
5.25%, 10/15/2033 22,000 22,670
$ 239,065
Chemicals - 0 .76%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 22,234
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Corp
2.88%, 08/15/2041 $ 15,000 $ 10,123
3.38%, 06/15/2030 4,500 4,234
3.60%, 08/15/2026 43,000 42,500
$ 79,091
Commercial Services - 0 .84%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 38,819
5.00%, 02/15/2029
(g)
9,500 9,676
7.00%, 10/15/2037
(g)
13,000 14,914
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,430
$ 87,839
Computers - 1 .07%
Apple Inc
2.05%, 09/11/2026 30,000 29,294
2.38%, 02/08/2041 20,000 13,942
3.20%, 05/11/2027 13,000 12,804
3.25%, 02/23/2026 13,000 12,927
4.15%, 05/10/2030 24,500 24,593
4.75%, 05/12/2035 18,000 18,119
$ 111,679
Diversified Financial Services - 1 .48%
Atlas Warehouse Lending Co LP
6.05%, 01/15/2028
(g)
22,000 22,250
6.25%, 01/15/2030
(g)
27,000 27,238
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(g)
30,000 30,262
6.20%, 06/18/2035
(g)
10,000 10,197
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 26,152
2.75%, 10/15/2032 8,000 6,799
4.15%, 01/23/2030 19,000 18,557
4.85%, 01/15/2027 1,750 1,758
6.25%, 01/15/2036 10,325 10,703
$ 153,916
Electric - 9 .90%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 15,964
5.40%, 03/15/2053 23,000 22,095
AES Corp/The
5.80%, 03/15/2032 38,000 38,573
Alabama Power Co
1.45%, 09/15/2030 25,000 21,593
3.13%, 07/15/2051 19,000 12,599
3.45%, 10/01/2049 42,000 29,879
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,408
5.95%, 03/30/2029
(g)
10,000 10,449
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,344
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 14,139
Black Hills Corp
2.50%, 06/15/2030 15,000 13,510
3.05%, 10/15/2029 39,500 36,919
3.15%, 01/15/2027 7,500 7,343
4.35%, 05/01/2033 8,000 7,540
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,309
Entergy Corp
2.40%, 06/15/2031 24,000 21,074
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 11,530
3.25%, 04/01/2028 12,000 11,686
4.20%, 09/01/2048 31,000 24,619
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 13,812

Schedule of Investments
Core Fixed Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
$ 25,000 $ 23,796
Florida Power & Light Co
2.88%, 12/04/2051 20,000 12,545
3.15%, 10/01/2049 25,000 16,801
5.05%, 04/01/2028 14,500 14,792
5.15%, 06/15/2029 20,000 20,587
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
15,500 15,168
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,559
3.50%, 09/30/2049 66,000 46,185
5.60%, 06/29/2035 16,000 16,418
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,994
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,652
5.85%, 02/15/2034
(g)
10,500 10,916
Nevada Power Co
2.40%, 05/01/2030 20,500 18,670
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 47,547
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 12,045
5.10%, 05/15/2053 28,500 26,423
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,922
2.70%, 11/15/2051 15,000 8,790
3.10%, 09/15/2049 33,500 22,028
4.10%, 11/15/2048 5,000 3,946
5.65%, 11/15/2033 24,000 25,221
5.75%, 03/15/2029 21,000 21,893
PacifiCorp
5.25%, 06/15/2035 5,750 5,707
5.35%, 12/01/2053 34,000 30,329
6.25%, 10/15/2037 2,500 2,618
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,064
4.85%, 02/15/2034 19,000 18,891
5.25%, 05/15/2053 52,000 49,487
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,888
3.20%, 03/01/2050 15,000 9,916
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,500 4,247
5.38%, 06/30/2035
(g)
16,382 16,718
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,574
2.75%, 10/01/2026 10,000 9,783
3.85%, 02/01/2048 12,500 9,077
Tucson Electric Power Co
3.25%, 05/01/2051 18,000 11,650
4.85%, 12/01/2048 7,000 6,060
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 19,428
Xcel Energy Inc
2.60%, 12/01/2029 32,000 29,567
3.50%, 12/01/2049 24,000 16,472
$ 1,031,759
Electronics - 0 .43%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 45,008
Environmental Control - 1 .21%
Republic Services Inc
1.75%, 02/15/2032
(i)
29,500 24,856
2.30%, 03/01/2030 16,500 15,048
4.88%, 04/01/2029 23,500 23,944
5.15%, 03/15/2035 9,000 9,133
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Connections Inc
5.25%, 09/01/2035 $ 52,000 $ 52,746
$ 125,727
Food - 0 .83%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 20,062
Mars Inc
4.45%, 03/01/2027
(g)
28,000 28,039
5.00%, 03/01/2032
(g)
38,000 38,350
$ 86,451
Gas - 1 .00%
NiSource Inc
2.95%, 09/01/2029 29,000 27,325
3.60%, 05/01/2030 14,000 13,405
5.35%, 04/01/2034 39,000 39,604
5.35%, 07/15/2035 24,000 24,077
$ 104,411
Healthcare - Services - 1 .36%
HCA Inc
4.13%, 06/15/2029 14,000 13,723
5.60%, 04/01/2034 37,000 37,707
5.63%, 09/01/2028 2,000 2,052
7.50%, 11/06/2033 1,950 2,211
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 8,013
2.88%, 08/15/2029 15,000 14,102
3.50%, 08/15/2039 14,000 11,189
4.70%, 04/15/2029 28,500 28,700
4.75%, 07/15/2026 24,000 24,076
$ 141,773
Insurance - 2 .58%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 31,762
1.85%, 03/12/2030 8,000 7,216
2.50%, 01/15/2051 12,500 7,355
2.85%, 10/15/2050 30,500 19,381
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 29,881
4.50%, 08/15/2028 39,500 39,289
First American Financial Corp
2.40%, 08/15/2031 22,000 18,840
4.00%, 05/15/2030 28,000 26,635
5.45%, 09/30/2034 30,000 29,400
Prudential Financial Inc
2.10%, 03/10/2030 23,000 20,886
3.88%, 03/27/2028 4,550 4,513
5.20%, 03/14/2035 34,000 34,241
$ 269,399
Internet - 0 .52%
Amazon.com Inc
2.88%, 05/12/2041 20,000 14,887
3.95%, 04/13/2052 10,000 7,857
4.05%, 08/22/2047 38,000 31,281
$ 54,025
Lodging - 1 .02%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 39,737
3.70%, 01/15/2031 11,000 10,213
Marriott International Inc/MD
2.75%, 10/15/2033
(i)
36,000 30,564
Travel + Leisure Co
4.50%, 12/01/2029
(g),(i)
26,500 25,445
$ 105,959

Schedule of Investments
Core Fixed Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 1 .78%
Comcast Corp
2.65%, 02/01/2030 $ 33,000 $ 30,548
3.30%, 02/01/2027 10,000 9,846
3.95%, 10/15/2025 15,000 14,974
4.25%, 10/15/2030 4,500 4,453
4.65%, 02/15/2033 30,000 29,674
6.45%, 03/15/2037 1,800 1,963
Discovery Communications LLC
3.63%, 05/15/2030 9,000 7,972
4.13%, 05/15/2029 22,000 20,493
5.30%, 05/15/2049 13,000 7,800
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,603
6.75%, 06/15/2039 6,000 6,149
7.30%, 07/01/2038 7,750 8,357
Walt Disney Co/The
2.00%, 09/01/2029 28,000 25,624
6.40%, 12/15/2035 8,900 9,978
$ 185,434
Oil & Gas - 1 .32%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,909
3.41%, 02/11/2026 13,000 12,919
3.94%, 09/21/2028 13,000 12,843
4.70%, 04/10/2029 39,000 39,453
4.87%, 11/25/2029 24,000 24,434
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(g)
14,500 14,596
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,567
Phillips 66
1.30%, 02/15/2026 11,500 11,292
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,312
$ 137,325
Oil & Gas Services - 0 .32%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(g)
33,000 32,900
Other Asset Backed Securities - 0 .69%
PFS Financing Corp
5.19%, 01/15/2028
(g)
28,000 28,033
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Master Trust
5.19%, 06/20/2029 43,500 43,656
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 71,689
Packaging & Containers - 0 .07%
Sealed Air Corp
6.88%, 07/15/2033
(g)
6,900 7,376
Pharmaceuticals - 1 .99%
AbbVie Inc
4.65%, 03/15/2028 19,000 19,174
5.05%, 03/15/2034 60,000 60,757
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,694
1.45%, 11/13/2030 10,000 8,620
3.20%, 06/15/2026 13,124 13,001
3.40%, 07/26/2029 8,346 8,053
3.90%, 02/20/2028 10,500 10,418
5.90%, 11/15/2033 20,000 21,378
CVS Health Corp
1.30%, 08/21/2027 14,000 13,106
3.00%, 08/15/2026 17,000 16,709
4.30%, 03/25/2028 5,046 5,012
5.05%, 03/25/2048 23,000 19,790
$ 207,712
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 1 .78%
Buckeye Partners LP
3.95%, 12/01/2026 $ 10,500 $ 10,323
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,785
Enterprise Products Operating LLC
4.30%, 06/20/2028 22,000 21,976
4.60%, 01/15/2031 46,000 45,962
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 13,306
4.88%, 08/15/2027
(g)
43,000 42,681
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,489
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,367
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,320
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,132
7.25%, 08/15/2038 10,000 11,240
$ 185,581
REITs - 8 .69%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,453
2.00%, 05/18/2032 14,000 11,584
2.75%, 12/15/2029 14,500 13,418
3.38%, 08/15/2031 30,000 27,669
4.30%, 01/15/2026 9,900 9,883
4.75%, 04/15/2035 14,500 13,856
4.90%, 12/15/2030 4,250 4,275
American Tower Corp
1.88%, 10/15/2030 20,000 17,361
2.10%, 06/15/2030 3,000 2,662
2.75%, 01/15/2027 53,000 51,675
2.95%, 01/15/2051 10,000 6,290
3.38%, 10/15/2026 5,000 4,933
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,193
Crown Castle Inc
2.25%, 01/15/2031 18,000 15,732
2.90%, 04/01/2041 30,000 21,443
3.10%, 11/15/2029 8,000 7,510
4.00%, 11/15/2049 17,000 12,666
4.30%, 02/15/2029 13,000 12,829
5.00%, 01/11/2028 18,000 18,151
CubeSmart LP
2.00%, 02/15/2031 26,000 22,442
3.00%, 02/15/2030 18,000 16,725
4.00%, 11/15/2025 5,000 4,986
4.38%, 02/15/2029 2,000 1,978
DOC DR LLC
2.63%, 11/01/2031 32,000 28,075
4.30%, 03/15/2027 22,400 22,293
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 8,034
3.63%, 01/15/2028 3,500 3,398
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,357
3.00%, 01/15/2030 50,000 46,872
5.25%, 12/15/2032 14,000 14,200
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 42,069
3.63%, 10/01/2029 32,000 30,352
4.75%, 01/15/2028 7,000 7,020
5.25%, 01/15/2026 8,000 7,994

Schedule of Investments
Core Fixed Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Prologis LP
2.88%, 11/15/2029 $ 12,500 $ 11,744
3.25%, 06/30/2026 5,000 4,947
3.38%, 12/15/2027 25,000 24,501
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 44,281
2.33%, 07/15/2052
(g)
10,000 9,422
2.59%, 10/15/2056
(g)
20,500 17,755
Store Capital LLC
2.75%, 11/18/2030 18,500 16,428
4.63%, 03/15/2029 33,500 32,970
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,482
3.85%, 04/01/2027 21,000 20,771
5.63%, 07/01/2034 38,500 39,566
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,706
2.75%, 01/15/2031 7,000 6,372
3.10%, 01/15/2030 25,000 23,613
4.13%, 03/15/2029 6,000 5,937
4.25%, 04/15/2028 4,000 3,997
4.50%, 07/01/2030 24,500 24,437
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,764
WP Carey Inc
2.40%, 02/01/2031 21,000 18,502
3.85%, 07/15/2029 30,000 29,159
$ 905,732
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,766
2.85%, 04/01/2030 14,000 13,226
3.50%, 04/01/2040 13,000 10,921
$ 40,913
Software - 0 .33%
Oracle Corp
5.50%, 08/03/2035 33,500 33,970
Telecommunications - 1 .55%
Corning Inc
4.75%, 03/15/2042 4,650 4,172
5.45%, 11/15/2079 43,500 39,546
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,701
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(g)
18,975 19,042
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,439
2.55%, 02/15/2031 20,000 17,867
3.00%, 02/15/2041 39,000 28,532
5.30%, 05/15/2035 27,500 27,711
$ 162,010
Transportation - 0 .85%
Ryder System Inc
2.90%, 12/01/2026 51,000 49,853
3.35%, 09/01/2025 25,000 24,955
5.00%, 03/15/2030 14,000 14,181
$ 88,989
Trucking & Leasing - 0 .67%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
22,000 21,773
1.70%, 06/15/2026
(g)
39,000 37,999
5.70%, 02/01/2028
(g)
10,000 10,244
$ 70,016
TOTAL BONDS $ 6,085,832
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 39 .75%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .06%
3.50%, 03/01/2048 $ 6,518 $ 5,968
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23 .93%
2.00%, 10/01/2050 31,093 24,708
2.00%, 11/01/2050 31,323 24,925
2.00%, 12/01/2050 36,438 28,911
2.00%, 12/01/2050 36,166 28,696
2.50%, 09/01/2050 31,145 25,879
2.50%, 10/01/2050 31,438 26,059
2.50%, 10/01/2050 31,923 26,462
2.50%, 11/01/2050 31,994 26,595
2.50%, 11/01/2050 30,271 25,155
2.50%, 11/01/2050 29,789 24,759
2.50%, 11/01/2050 31,927 26,523
2.50%, 11/01/2050 30,686 25,528
2.50%, 02/01/2052 31,142 25,592
3.00%, 06/01/2042 11,537 10,339
3.00%, 08/01/2049 15,662 13,681
3.00%, 09/01/2049 11,316 9,792
3.00%, 10/01/2049 12,119 10,505
3.00%, 10/01/2049 14,242 12,402
3.00%, 10/01/2049 16,709 14,550
3.00%, 11/01/2049 13,924 12,067
3.00%, 11/01/2049 16,271 14,168
3.00%, 11/01/2049 11,336 9,840
3.00%, 03/01/2050 16,901 14,717
3.00%, 04/01/2050 18,294 15,930
3.00%, 09/01/2050 20,637 17,867
3.00%, 05/01/2052 15,672 13,578
3.50%, 06/01/2046 11,724 10,869
3.50%, 08/01/2047 6,693 6,117
3.50%, 09/01/2047 28,080 25,637
3.50%, 12/01/2047 6,842 6,215
3.50%, 06/01/2049 26,151 23,768
3.50%, 07/01/2049 8,428 7,620
3.50%, 09/01/2049 24,735 22,386
3.50%, 09/01/2049 7,974 7,209
3.50%, 09/01/2049 7,434 6,720
3.50%, 11/01/2049 12,265 11,198
3.50%, 11/01/2049 10,042 9,072
3.50%, 12/01/2049 11,753 10,619
3.50%, 01/01/2050 34,759 31,465
3.50%, 02/01/2050 21,959 19,701
3.50%, 06/01/2050 19,518 17,645
3.50%, 08/01/2050 26,924 24,352
3.50%, 10/01/2050 25,628 23,129
3.50%, 01/01/2051 19,394 17,513
3.50%, 01/01/2051 27,800 25,285
3.50%, 04/01/2052 31,525 28,275
3.50%, 04/01/2052 42,591 38,296
4.00%, 02/01/2044 7,304 6,980
4.00%, 06/01/2046 10,224 9,764
4.00%, 10/01/2047 27,054 25,414
4.00%, 10/01/2048 7,721 7,254
4.00%, 03/01/2049 22,166 20,812
4.00%, 04/01/2049 24,339 22,858
4.00%, 06/01/2049 36,704 34,476
4.00%, 08/01/2049 27,559 25,855
4.00%, 10/01/2049 12,477 11,664
4.00%, 12/01/2049 20,408 19,260
4.00%, 01/01/2050 17,611 16,437
4.00%, 07/01/2050 38,381 35,997
4.00%, 02/01/2052 31,626 29,237
4.00%, 02/01/2052 32,285 29,874
4.00%, 02/01/2052 37,962 35,184
4.00%, 05/01/2052 39,733 36,914
4.00%, 05/01/2052 38,266 35,308
4.00%, 06/01/2052 32,298 29,927

Schedule of Investments
Core Fixed Income Fund
July 31, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 06/01/2046 $ 11,564 $ 11,322
4.50%, 07/01/2052 37,475 35,570
4.50%, 07/01/2052 15,794 15,072
4.50%, 08/01/2052 33,204 31,917
4.50%, 08/01/2052 33,808 32,313
4.50%, 08/01/2052 37,196 35,497
4.50%, 09/01/2052 33,994 32,676
4.50%, 09/01/2052 33,877 32,237
4.50%, 09/01/2052 31,982 30,521
4.50%, 10/01/2052 33,571 32,123
4.50%, 10/01/2052 21,334 20,390
4.50%, 11/01/2052 35,431 33,788
4.50%, 11/01/2052 36,050 34,716
4.50%, 02/01/2053 31,912 30,483
5.00%, 07/01/2052 35,151 34,591
5.00%, 09/01/2052 33,809 33,189
5.00%, 10/01/2052 32,343 31,651
5.00%, 10/01/2052 20,492 20,113
5.00%, 02/01/2053 32,724 32,198
5.00%, 03/01/2053 33,971 33,343
5.00%, 07/01/2053 33,733 33,190
5.00%, 09/01/2053 25,886 25,407
5.00%, 10/01/2053 39,871 39,065
5.00%, 10/01/2053 42,597 41,874
5.00%, 02/01/2054 37,948 37,196
5.00%, 11/01/2054 40,165 39,437
5.50%, 02/01/2053 30,757 30,817
5.50%, 03/01/2053 34,361 34,501
5.50%, 04/01/2053 32,005 32,120
5.50%, 07/01/2053 34,380 34,493
5.50%, 09/01/2053 33,896 34,100
5.50%, 09/01/2053 34,283 34,373
5.50%, 03/01/2054 27,562 27,664
5.50%, 06/01/2054 28,310 28,401
5.50%, 10/01/2054 37,873 37,991
5.50%, 12/01/2054 39,555 39,670
6.00%, 10/01/2053 33,854 34,640
$ 2,494,183
Government National Mortgage Association (GNMA) - 0 .10%
3.00%, 02/20/2046 11,109 9,859
U.S. Treasury - 15 .66%
0.38%, 09/30/2027 40,000 37,088
0.50%, 10/31/2027 40,000 37,088
0.75%, 01/31/2028 40,000 37,023
0.88%, 11/15/2030 40,000 34,123
1.13%, 02/15/2031 40,000 34,397
1.13%, 08/15/2040 55,000 33,636
1.25%, 08/15/2031 40,000 34,014
1.25%, 05/15/2050 40,000 18,961
1.38%, 08/15/2050 40,000 19,444
1.50%, 02/15/2030 40,000 36,000
1.63%, 11/15/2050 40,000 20,770
1.75%, 11/15/2029 40,000 36,659
1.75%, 08/15/2041 55,000 36,216
1.88%, 02/15/2032 40,000 34,898
1.88%, 02/15/2051 40,000 22,147
1.88%, 11/15/2051 55,000 30,130
2.00%, 08/15/2051 55,000 31,243
2.25%, 08/15/2027 40,000 38,684
2.25%, 11/15/2027 40,000 38,552
2.25%, 08/15/2046 50,000 32,373
2.25%, 08/15/2049 40,000 24,750
2.25%, 02/15/2052 50,000 30,086
2.38%, 05/15/2051 40,000 24,999
2.63%, 02/15/2029 40,000 38,334
2.75%, 07/31/2027
(j)
40,000 39,086
2.75%, 02/15/2028 40,000 38,891
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.75%, 08/15/2032 $ 40,000 $ 36,611
2.75%, 08/15/2042 50,000 37,867
2.75%, 08/15/2047 45,000 31,686
2.88%, 05/15/2028 40,000 38,934
2.88%, 08/15/2028 40,000 38,839
2.88%, 05/15/2032 20,000 18,521
2.88%, 05/15/2052 45,000 31,205
3.00%, 11/15/2045 45,000 33,882
3.00%, 08/15/2048 40,000 29,233
3.00%, 08/15/2052 45,000 31,990
3.13%, 11/15/2028 40,000 39,055
3.38%, 05/15/2033 40,000 37,795
3.50%, 02/15/2033 40,000 38,234
3.63%, 02/15/2044 45,000 38,080
3.63%, 02/15/2053 40,000 32,186
3.63%, 05/15/2053 40,000 32,152
3.75%, 11/15/2043 40,000 34,542
3.88%, 08/15/2033 40,000 39,039
4.00%, 02/15/2034 20,000 19,613
4.00%, 11/15/2052 40,000 34,477
4.13%, 11/15/2032 40,000 39,911
4.50%, 11/15/2033 40,000 40,709
4.63%, 05/15/2054 40,000 38,283
$ 1,632,436
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,142,446
Total Investments $ 10,342,575
Other Assets and Liabilities -  0.76% 79,520
TOTAL NET ASSETS - 100.00% $ 10,422,095
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,992 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $877,132 or 8.42% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,888 or 0.03% of net assets.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,397 or 0.04% of net assets.

Schedule of Investments
Core Fixed Income Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 118,527 $ 1,622,953 $ 1,642,865 $ 98,615
$ 118,527 $ 1,622,953 $ 1,642,865 $ 98,615
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 2,768 $ — $ — $ —
$ 2,768 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 15,050 0.15%
Total $ 15,050 0.15%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; September 2025 Long 3,024 $ 625,921 $ (809)
US Ultra Bond; September 2025 Short 404 47,394 (544)
Total $ (1,353)
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 8 .46 % Shares Held Value (000's)
Exchange-Traded Funds - 5 .56%
iShares Broad USD High Yield Corporate Bond
ETF
568,000 $ 21,238
Vanguard Short-Term Corporate Bond ETF 98,000 7,769
$ 29,007
Money Market Funds - 2 .90%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
802,532 803
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
14,293,347 14,293
$ 15,096
TOTAL INVESTMENT COMPANIES $ 44,103
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ 1
Oil & Gas - 0 .01%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0 .00%
Claire's Holdings LLC
(d)
232 —
TOTAL COMMON STOCKS $ 30
BONDS - 63 .42%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .52%
Boeing Co/The
2.20%, 02/04/2026 $ 2,595 $ 2,561
5.15%, 05/01/2030 200 203
5.81%, 05/01/2050 1,760 1,698
6.26%, 05/01/2027 430 441
Bombardier Inc
6.75%, 06/15/2033
(f)
25 26
7.25%, 07/01/2031
(f)
40 42
7.50%, 02/01/2029
(f)
150 156
8.75%, 11/15/2030
(f)
265 285
Northrop Grumman Corp
4.95%, 03/15/2053 250 224
5.25%, 07/15/2035 410 416
RTX Corp
3.03%, 03/15/2052 530 337
6.10%, 03/15/2034 545 588
6.40%, 03/15/2054 625 681
TransDigm Inc
6.38%, 03/01/2029
(f)
270 276
$ 7,934
Agriculture - 0 .88%
BAT Capital Corp
4.76%, 09/06/2049 125 103
5.83%, 02/20/2031 305 319
7.08%, 08/02/2053 825 920
BAT International Finance PLC
5.93%, 02/02/2029 465 486
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(f)
540 557
Philip Morris International Inc
4.38%, 04/30/2030
(g)
510 506
4.63%, 11/01/2029 522 525
4.88%, 04/30/2035 560 549
Reynolds American Inc
5.70%, 08/15/2035 635 647
$ 4,612
Airlines - 0 .66%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 7 7
American Airlines Inc
8.50%, 05/15/2029
(f)
150 157
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(f)
20 20
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(f)
$ 1,145 $ 1,135
5.31%, 10/20/2031
(f)
405 402
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(f)
71 71
4.75%, 10/20/2028
(f)
705 705
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(f),(g)
200 195
OneSky Flight LLC
8.88%, 12/15/2029
(f)
9 10
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 719 720
United Airlines Inc
4.38%, 04/15/2026
(f)
35 35
$ 3,457
Automobile Asset Backed Securities - 4 .58%
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 104 104
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 105 105
AmeriCredit Automobile Receivables Trust 2024-1
4.95%, 02/18/2028 612 612
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 218 219
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(f)
555 560
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 562 563
BofA Auto Trust 2025-1
4.90%, 11/22/2027
(f)
460 460
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 734 736
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(f)
195 195
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(f)
278 279
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(f)
584 585
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(f)
1,670 1,663
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 810 810
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(f)
500 499
5.29%, 04/15/2029
(f)
575 583
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 34 34
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 675 673
4.82%, 01/20/2027 1,289 1,289
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 663 666
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 547 548
Mercedes-Benz Auto Lease Trust 2025-A
4.86%, 04/17/2028 1,500 1,503
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 108 108
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 965 968

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 $ 679 $ 680
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 35 35
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 10 10
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 446 446
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 615 615
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 1,192 1,192
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 2,830 2,832
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(f)
319 320
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(f)
1,380 1,378
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032
(f)
400 402
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(f)
1,590 1,591
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 619 621
$ 23,884
Automobile Manufacturers - 0 .94%
Ford Motor Co
3.25%, 02/12/2032 330 280
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 264
5.80%, 03/08/2029 1,420 1,423
6.13%, 03/08/2034 335 327
6.80%, 11/07/2028 1,065 1,102
Hyundai Capital America
5.25%, 01/08/2027
(f)
855 862
5.30%, 06/24/2029
(f)
345 351
6.50%, 01/16/2029
(f)
265 279
$ 4,911
Automobile Parts & Equipment - 0 .10%
Dana Inc
5.38%, 11/15/2027 295 295
Phinia Inc
6.75%, 04/15/2029
(f)
95 98
Tenneco Inc
8.00%, 11/17/2028
(f)
125 124
$ 517
Banks - 11 .93%
AIB Group PLC
5.32%, 05/15/2031
(f),(h)
955 971
Secured Overnight Financing Rate + 1.65%
5.87%, 03/28/2035
(f),(h)
815 839
Secured Overnight Financing Rate + 1.91%
Banco Santander SA
5.37%, 07/15/2028
(h)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
2.68%, 06/19/2041
(h)
1,335 952
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
861 772
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(h)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
3.80%, 12/15/2032
(h)
$ 1,045 $ 1,015
USD Swap Semi-Annual 5 Year + 1.43%
Barclays PLC
2.28%, 11/24/2027
(h)
500 485
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.34%, 09/10/2035
(h)
540 537
Secured Overnight Financing Rate + 1.91%
BNP Paribas SA
4.79%, 05/09/2029
(f),(h)
670 672
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(f),(h)
880 888
Secured Overnight Financing Rate + 1.68%
BPCE SA
5.88%, 01/14/2031
(f),(h)
450 466
Secured Overnight Financing Rate + 1.68%
6.29%, 01/14/2036
(f),(h)
650 683
Secured Overnight Financing Rate + 2.04%
CaixaBank SA
4.63%, 07/03/2029
(f),(h)
755 754
Secured Overnight Financing Rate + 1.14%
5.58%, 07/03/2036
(f),(h)
290 292
Secured Overnight Financing Rate + 1.79%
Citigroup Inc
3.79%, 03/17/2033
(h)
965 901
Secured Overnight Financing Rate + 1.94%
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(f),(h)
580 586
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(f),(h)
1,565 1,560
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(f),(h)
820 828
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
5.30%, 05/09/2031
(h)
1,205 1,225
Secured Overnight Financing Rate + 1.72%
5.71%, 02/08/2028
(h)
1,165 1,182
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
5.02%, 10/23/2035
(h)
1,085 1,070
Secured Overnight Financing Rate + 1.42%
5.21%, 01/28/2031
(h)
1,415 1,445
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(h)
1,400 1,432
Secured Overnight Financing Rate + 1.58%
5.54%, 01/28/2036
(h)
280 286
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(h)
425 420
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(h)
465 467
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.24%, 05/13/2031
(h)
1,405 1,431
Secured Overnight Financing Rate + 1.57%
5.60%, 05/17/2028
(h)
1,620 1,647
Secured Overnight Financing Rate + 1.06%
5.79%, 05/13/2036
(h)
785 809
Secured Overnight Financing Rate + 1.88%
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(h)
990 1,011
Secured Overnight Financing Rate + 1.28%
5.71%, 02/02/2035
(h)
1,545 1,580
Secured Overnight Financing Rate + 1.87%

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
4.91%, 07/25/2033
(h)
$ 2,055 $ 2,067
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(h)
495 490
Secured Overnight Financing Rate + 1.34%
5.14%, 01/24/2031
(h)
215 220
Secured Overnight Financing Rate + 1.01%
5.34%, 01/23/2035
(h)
150 153
Secured Overnight Financing Rate + 1.62%
5.58%, 07/23/2036
(h)
480 486
Secured Overnight Financing Rate + 1.64%
6.50%, 04/01/2030
(h),(i)
420 431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 750 743
KeyCorp
5.12%, 04/04/2031
(g),(h)
1,440 1,455
Secured Overnight Financing Rate + 1.23%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(h)
1,365 1,398
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(h)
2,740 2,704
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(h)
1,140 972
Secured Overnight Financing Rate + 1.36%
5.19%, 04/17/2031
(h)
1,205 1,231
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(h)
705 722
Secured Overnight Financing Rate + 1.11%
5.32%, 07/19/2035
(h)
3,150 3,190
Secured Overnight Financing Rate + 1.56%
5.52%, 11/19/2055
(h)
322 315
Secured Overnight Financing Rate + 1.71%
5.66%, 04/17/2036
(h)
290 299
Secured Overnight Financing Rate + 1.76%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(h)
530 532
Secured Overnight Financing Rate + 1.08%
NatWest Group PLC
5.12%, 05/23/2031
(h)
300 305
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
NatWest Markets PLC
4.79%, 03/21/2028
(f)
520 524
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(h)
1,655 1,673
Secured Overnight Financing Rate + 1.33%
5.37%, 07/21/2036
(h)
340 344
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(h)
170 173
Secured Overnight Financing Rate + 1.60%
5.58%, 01/29/2036
(h)
350 359
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(h)
1,680 1,743
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(h)
571 638
Secured Overnight Financing Rate + 2.28%
Scotiabank Peru SAA
6.10%, 10/01/2035
(f),(h)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
Truist Bank
4.67%, 05/20/2027
(h)
355 355
Secured Overnight Financing Rate + 0.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
5.44%, 01/24/2030
(h)
$ 1,585 $ 1,630
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(h)
290 313
Secured Overnight Financing Rate + 2.45%
UBS Group AG
1.36%, 01/30/2027
(f),(h)
460 452
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
4.75%, 05/12/2028
(f),(h)
320 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(f),(h)
775 795
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(f),(h)
600 587
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.05%, 02/12/2031
(h)
560 569
Secured Overnight Financing Rate + 1.06%
5.08%, 05/15/2031
(h)
710 723
Secured Overnight Financing Rate + 1.30%
5.10%, 07/23/2030
(h)
1,065 1,087
Secured Overnight Financing Rate + 1.25%
5.42%, 02/12/2036
(h)
420 428
Secured Overnight Financing Rate + 1.41%
5.68%, 01/23/2035
(h)
1,215 1,259
Secured Overnight Financing Rate + 1.86%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(h)
465 467
Secured Overnight Financing Rate + 0.91%
Westpac Banking Corp
4.11%, 07/24/2034
(h)
1,465 1,418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 62,180
Biotechnology - 0 .36%
Amgen Inc
4.56%, 06/15/2048 530 447
5.60%, 03/02/2043 780 770
CSL Finance PLC
4.75%, 04/27/2052
(f)
750 641
$ 1,858
Building Materials - 0 .47%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(f),(j)
522 531
10.25%, 10/15/2028
(f)
730 775
Cemex SAB de CV
7.20%, 06/10/2030
(f),(h),(i)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(f)
55 56
Quikrete Holdings Inc
6.38%, 03/01/2032
(f)
105 108
6.75%, 03/01/2033
(f)
70 72
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
704 701
$ 2,447
Chemicals - 0 .72%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
405 339
6.50%, 05/15/2026
(f)
150 147
Ecolab Inc
2.70%, 12/15/2051 1,070 651

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(f)
$ 925 $ 870
3.47%, 12/01/2050
(f)
130 87
OCP SA
6.10%, 04/30/2030
(f)
320 326
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
375 357
6.25%, 10/01/2029
(f),(g)
205 196
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034
(f)
460 449
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
481 308
$ 3,730
Commercial Mortgage Backed Securities - 5 .22%
ALA Trust 2025-OANA
6.08%, 06/15/2040
(f)
1,000 1,005
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 1,750 1,779
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(k)
2,500 2,598
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 437
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(f),(k)
2,550 2,573
BSTN Commercial Mortgage Trust 2025-1C
5.37%, 06/15/2044
(f),(k)
3,000 3,040
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(f)
1,000 1,021
BX Commercial Mortgage Trust 2021-XL2
5.14%, 10/15/2038
(f)
880 880
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2025-VLT6
5.79%, 03/15/2042
(f)
2,000 1,999
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,402
COMM 2013-CCRE6 Mortgage Trust
3.87%, 03/10/2046
(f),(k)
464 401
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(f)
800 796
DROP Mortgage Trust 2021-FILE
5.61%, 10/15/2043
(f)
1,500 1,451
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
ELM Trust 2024-ELM
5.80%, 06/10/2039
(f),(k)
2,000 2,014
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 2,000 1,738
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.71%, 11/15/2047
(k),(l)
969 —
LBA Trust 2024-7IND
5.78%, 10/15/2041
(f)
750 753
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
ORL Trust 2024-GLKS
5.83%, 12/15/2039
(f)
1,000 1,001
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
5.34%, 01/15/2039
(f)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
SREIT Trust 2021-MFP
5.19%, 11/15/2038
(f)
$ 839 $ 839
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
5.28%, 11/15/2036
(f)
1,000 1,000
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
$ 27,226
Commercial Services - 0 .48%
EquipmentShare.com Inc
8.00%, 03/15/2033
(f)
185 193
8.63%, 05/15/2032
(f)
130 138
9.00%, 05/15/2028
(f)
100 105
Garda World Security Corp
6.00%, 06/01/2029
(f)
405 397
8.38%, 11/15/2032
(f)
255 263
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(f)
100 100
Veritiv Operating Co
10.50%, 11/30/2030
(f)
185 201
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
710 710
Williams Scotsman Inc
4.63%, 08/15/2028
(f)
180 177
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
300 227
$ 2,511
Computers - 0 .90%
Apple Inc
3.95%, 08/08/2052 470 372
Hewlett Packard Enterprise Co
4.55%, 10/15/2029 1,970 1,958
5.00%, 10/15/2034 900 873
5.60%, 10/15/2054 590 542
International Business Machines Corp
5.70%, 02/10/2055 375 370
McAfee Corp
7.38%, 02/15/2030
(f)
440 408
Seagate Data Storage Technology Pte Ltd
8.50%, 07/15/2031
(f)
10 11
9.63%, 12/01/2032
(f)
139 157
$ 4,691
Consumer Products - 0 .02%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(f)
120 104
Credit Card Asset Backed Securities - 3 .20%
American Express Credit Account Master Trust
3.75%, 08/15/2027 1,960 1,959
4.87%, 05/15/2028 325 326
5.23%, 09/15/2028 1,000 1,010
5.24%, 04/15/2031 4,045 4,183
BA Credit Card Trust
5.00%, 04/15/2028 1,400 1,402
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 1,300 1,288
5.23%, 12/08/2027 975 977
Discover Card Execution Note Trust
4.31%, 03/15/2028 3,055 3,052
5.03%, 10/15/2027 1,680 1,682
WF Card Issuance Trust
4.34%, 05/15/2030 800 802
$ 16,681

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 3 .81%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 $ 1,880 $ 1,830
3.00%, 10/29/2028 1,345 1,280
6.95%, 03/10/2055
(h)
640 670
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 1,325 1,288
Aircastle Ltd
5.95%, 02/15/2029
(f)
950 983
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(f)
790 789
5.75%, 10/01/2031
(f)
910 934
Atlas Warehouse Lending Co LP
6.05%, 01/15/2028
(f)
250 253
Aviation Capital Group LLC
1.95%, 09/20/2026
(f)
1,850 1,793
Charles Schwab Corp/The
5.85%, 05/19/2034
(h)
330 350
Secured Overnight Financing Rate + 2.50%
Citadel Finance LLC
5.90%, 02/10/2030
(f)
1,000 1,004
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(f)
500 504
6.20%, 06/18/2035
(f)
650 663
Credit Acceptance Corp
6.63%, 03/15/2030
(f)
330 334
9.25%, 12/15/2028
(f)
355 375
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(f)
455 473
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(f)
580 599
ILFC E-Capital Trust II
6.68%, 12/21/2065
(f)
245 208
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(f)
495 474
6.13%, 11/01/2032
(f)
1,045 1,037
6.75%, 05/01/2033
(f)
1,130 1,156
Nuveen LLC
5.55%, 01/15/2030
(f)
1,100 1,143
OneMain Finance Corp
3.50%, 01/15/2027 410 400
4.00%, 09/15/2030 30 28
6.63%, 01/15/2028 35 36
7.13%, 11/15/2031 155 160
7.50%, 05/15/2031 80 83
Rfna LP
7.88%, 02/15/2030
(f)
180 183
Rocket Cos Inc
6.13%, 08/01/2030
(f)
175 177
SLM Corp
3.13%, 11/02/2026 335 327
TrueNoord Capital DAC
8.75%, 03/01/2030
(f)
305 316
$ 19,850
Electric - 3 .68%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(f)
200 198
AEP Transmission Co LLC
5.38%, 06/15/2035 200 203
Alabama Power Co
3.13%, 07/15/2051 240 159
Alliant Energy Finance LLC
5.40%, 06/06/2027
(f)
625 630
5.95%, 03/30/2029
(f)
305 319
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Atlantica Sustainable Infrastructure Ltd
4.13%, 06/15/2028
(f)
$ 290 $ 280
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 540 452
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(f)
400 404
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
140 128
3.75%, 01/15/2032
(f)
170 151
4.75%, 03/15/2028
(f)
315 310
CMS Energy Corp
6.50%, 06/01/2055
(h)
1,070 1,079
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Commonwealth Edison Co
4.00%, 03/01/2049 325 252
Consolidated Edison Co of New York Inc
5.90%, 11/15/2053 320 326
DTE Energy Co
5.20%, 04/01/2030 225 230
Duke Energy Carolinas LLC
3.75%, 06/01/2045 500 387
Duke Energy Florida LLC
6.20%, 11/15/2053 275 293
Exelon Corp
5.60%, 03/15/2053 250 239
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(f)
594 608
FirstEnergy Corp
2.25%, 09/01/2030 640 567
Indianapolis Power & Light Co
5.70%, 04/01/2054
(f)
345 338
Interstate Power and Light Co
5.60%, 06/29/2035 1,230 1,262
Lightning Power LLC
7.25%, 08/15/2032
(f)
380 397
Monongahela Power Co
3.55%, 05/15/2027
(f)
715 703
Narragansett Electric Co/The
3.92%, 08/01/2028
(f)
460 450
NextEra Energy Capital Holdings Inc
4.69%, 09/01/2027
(j)
565 568
5.45%, 03/15/2035 400 407
5.75%, 09/01/2025 475 475
6.38%, 08/15/2055
(h)
625 641
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(h)
915 944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.88%, 02/15/2032
(f)
205 187
Pacific Gas and Electric Co
3.25%, 06/01/2031 285 257
5.55%, 05/15/2029 395 403
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
4.00%, 06/30/2050
(f)
600 433
Pinnacle West Capital Corp
4.90%, 05/15/2028 275 277
Public Service Co of Colorado
5.25%, 04/01/2053 225 206
Saavi Energia Sarl
8.88%, 02/10/2035
(f)
455 474
Southern Co/The
5.70%, 03/15/2034 1,210 1,260

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(f)
$ 135 $ 137
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
210 212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
185 179
WEC Energy Group Inc
5.00%, 09/27/2025 400 400
Xcel Energy Inc
4.75%, 03/21/2028 550 553
5.45%, 08/15/2033 805 817
$ 19,195
Engineering & Construction - 0 .25%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(f)
440 446
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
295 294
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(f)
575 566
$ 1,306
Entertainment - 0 .44%
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
540 510
6.50%, 02/15/2032
(f)
345 352
CCM Merger Inc
6.38%, 05/01/2026
(f)
475 475
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
340 337
7.00%, 08/01/2032
(f)
55 57
Warnermedia Holdings Inc
3.76%, 03/15/2027 324 318
5.05%, 03/15/2042 200 134
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(f)
105 112
$ 2,295
Environmental Control - 0 .10%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
270 261
Waste Connections Inc
5.25%, 09/01/2035 235 239
$ 500
Food - 1 .17%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
4.63%, 01/15/2027
(f)
285 283
B&G Foods Inc
5.25%, 09/15/2027
(g)
100 89
8.00%, 09/15/2028
(f)
125 117
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(f),(k),(m)
130 140
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(f)
345 359
Fiesta Purchaser Inc
7.88%, 03/01/2031
(f)
180 190
Grupo Nutresa SA
8.00%, 05/12/2030
(f)
300 316
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
6.38%, 04/15/2066
(f)
410 404
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 1,421 1,083
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(f)
$ 340 $ 343
Mars Inc
4.80%, 03/01/2030
(f)
260 263
5.20%, 03/01/2035
(f)
1,360 1,366
5.70%, 05/01/2055
(f)
1,009 996
Post Holdings Inc
5.50%, 12/15/2029
(f)
175 173
$ 6,122
Forest Products & Paper - 0 .09%
Celulosa Arauco y Constitucion SA
6.18%, 05/05/2032
(f)
250 256
Mercer International Inc
5.13%, 02/01/2029 110 89
12.88%, 10/01/2028
(f)
125 126
$ 471
Gas - 0 .61%
Boston Gas Co
5.84%, 01/10/2035
(f)
250 260
NiSource Inc
0.95%, 08/15/2025 1,000 999
5.25%, 03/30/2028 60 61
6.95%, 11/30/2054
(h)
835 865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 345 345
6.00%, 06/15/2055 655 667
$ 3,197
Healthcare - Services - 0 .57%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
425 411
Centene Corp
2.63%, 08/01/2031 390 326
3.38%, 02/15/2030 665 599
4.25%, 12/15/2027 125 121
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(f)
215 215
HCA Inc
5.45%, 04/01/2031 265 272
LifePoint Health Inc
8.38%, 02/15/2032
(f)
205 218
UnitedHealth Group Inc
4.75%, 05/15/2052 625 525
5.75%, 07/15/2064 320 305
$ 2,992
Home Builders - 0 .06%
Adams Homes Inc
9.25%, 10/15/2028
(f)
285 295
Home Equity Asset Backed Securities - 0 .13%
Chase Funding Trust Series 2003-5
5.07%, 07/25/2033 412 413
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
First NLC Trust 2005-1
0.12%, 05/25/2035 147 129
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
1.94%, 03/25/2035 207 115
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 657

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 1 .64%
American International Group Inc
4.85%, 05/07/2030 $ 420 $ 426
5.45%, 05/07/2035 1,005 1,027
Aon North America Inc
5.45%, 03/01/2034 505 517
5.75%, 03/01/2054 685 667
Arthur J Gallagher & Co
2.40%, 11/09/2031 665 580
5.15%, 02/15/2035 170 169
5.55%, 02/15/2055 45 42
Athene Global Funding
4.86%, 08/27/2026
(f)
655 657
Brown & Brown Inc
4.70%, 06/23/2028 245 246
4.90%, 06/23/2030 215 216
5.55%, 06/23/2035 235 238
6.25%, 06/23/2055 135 138
Corebridge Financial Inc
5.75%, 01/15/2034 235 244
Equitable America Global Funding
4.95%, 06/09/2030
(f)
630 635
F&G Global Funding
5.88%, 06/10/2027
(f)
670 684
GA Global Funding Trust
4.40%, 09/23/2027
(f)
735 732
Markel Group Inc
6.00%, 05/16/2054 210 209
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 171
MetLife Inc
5.00%, 07/15/2052 140 126
5.30%, 12/15/2034 130 133
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(f)
300 313
Reinsurance Group of America Inc
5.75%, 09/15/2034 205 210
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(f)
200 162
$ 8,542
Internet - 0 .36%
Alibaba Group Holding Ltd
5.25%, 05/26/2035
(f)
600 609
Cogent Communications Group LLC / Cogent
Finance Inc
7.00%, 06/15/2027
(f)
45 45
Meta Platforms Inc
4.45%, 08/15/2052 925 778
5.40%, 08/15/2054 450 435
$ 1,867
Investment Companies - 0 .12%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
22 21
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 465 399
5.25%, 05/15/2027 155 151
6.25%, 05/15/2026 61 61
$ 632
Leisure Products & Services - 0 .13%
NCL Corp Ltd
5.88%, 02/15/2027
(f)
80 80
NCL Finance Ltd
6.13%, 03/15/2028
(f)
340 344
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
205 206
5.63%, 09/30/2031
(f)
35 36
$ 666
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .18%
Sands China Ltd
3.80%, 01/08/2026 $ 350 $ 349
Wynn Macau Ltd
5.63%, 08/26/2028
(f)
605 598
$ 947
Machinery - Diversified - 0 .13%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(f)
465 493
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 190 192
$ 685
Media - 1 .03%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
409 383
5.38%, 06/01/2029
(f)
205 201
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 1,365 905
6.10%, 06/01/2029 705 735
6.15%, 11/10/2026 280 284
6.55%, 06/01/2034 745 785
Comcast Corp
2.94%, 11/01/2056 900 520
5.35%, 05/15/2053 150 138
CSC Holdings LLC
4.50%, 11/15/2031
(f)
200 133
Directv Financing LLC
8.88%, 02/01/2030
(f)
250 243
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
25 25
10.00%, 02/15/2031
(f)
20 19
Discovery Communications LLC
4.13%, 05/15/2029 79 74
DISH Network Corp
11.75%, 11/15/2027
(f)
255 266
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
45 37
Paramount Global
4.20%, 05/19/2032 375 344
Sinclair Television Group Inc
8.13%, 02/15/2033
(f)
290 296
$ 5,388
Mining - 0 .52%
Glencore Funding LLC
5.19%, 04/01/2030
(f)
560 569
5.37%, 04/04/2029
(f)
485 497
6.13%, 10/06/2028
(f)
550 574
New Gold Inc
6.88%, 04/01/2032
(f)
120 123
Taseko Mines Ltd
8.25%, 05/01/2030
(f)
640 668
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(f)
270 266
$ 2,697
Miscellaneous Manufacturers - 0 .05%
Siemens Funding BV
5.80%, 05/28/2055
(f)
270 279
Mortgage Backed Securities - 3 .84%
Fannie Mae REMICS
1.59%, 08/25/2049
(l)
5,447 570
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.64%, 08/25/2043
(l)
1,071 106
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
1.69%, 12/25/2042
(l)
$ 4,011 $ 404
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.69%, 01/25/2048
(l)
1,577 184
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.74%, 03/25/2048
(l)
1,972 256
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.74%, 06/25/2048
(l)
2,075 233
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
160 3
3.00%, 09/25/2050
(l)
1,875 300
3.50%, 09/25/2027
(l)
275 6
3.50%, 11/25/2027
(l)
70 1
3.50%, 05/25/2028
(l)
78 1
4.00%, 04/25/2043
(l)
96 5
Freddie Mac REMICS
1.60%, 10/15/2046
(l)
2,581 299
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.69%, 06/25/2050
(l)
2,161 282
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 25 24
3.00%, 05/15/2027
(l)
128 2
3.00%, 10/15/2027
(l)
63 1
3.00%, 02/15/2029
(l)
292 5
3.50%, 02/15/2028
(l)
135 3
3.50%, 03/15/2041
(l)
429 13
4.90%, 05/15/2049 2,072 2,012
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.15%, 04/20/2052
(l)
2,297 224
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
1.58%, 11/20/2040
(l)
1,065 129
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.58%, 05/20/2046
(l)
260 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.60%, 12/16/2043
(l)
2,364 228
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.63%, 11/20/2046
(l)
1,956 234
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.68%, 08/20/2044
(l)
876 102
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
1.68%, 03/20/2047
(l)
1,095 135
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
1.73%, 10/20/2045
(l)
891 104
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.73%, 08/20/2047
(l)
3,849 533
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.73%, 08/20/2047
(l)
1,265 168
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.73%, 08/20/2047
(l)
$ 441 $ 62
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.73%, 11/20/2047
(l)
651 86
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.78%, 06/20/2045
(l)
1,178 145
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.78%, 10/20/2047
(l)
1,668 239
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.83%, 08/20/2050
(l)
2,330 332
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.83%, 11/20/2050
(l)
1,649 233
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.83%, 08/20/2051
(l)
1,533 209
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.90%, 09/20/2050
(l)
1,751 241
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.18%, 04/20/2041
(l)
446 57
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(l)
2,527 401
3.00%, 07/20/2050
(l)
511 83
3.00%, 11/20/2050
(l)
1,360 232
3.00%, 11/20/2050
(l)
1,885 313
3.00%, 11/20/2050
(l)
2,144 418
3.50%, 01/20/2043
(l)
1,682 257
3.50%, 10/20/2049
(l)
775 147
4.00%, 09/20/2040
(l)
297 10
4.50%, 05/16/2043
(l)
686 114
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(f),(k)
1,774 1,774
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(f),(k)
1,085 1,082
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(f),(k)
1,702 1,707
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(f),(k)
1,324 1,323
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(f),(k)
1,633 1,633
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(f),(k)
2,320 2,320
$ 20,014
Oil & Gas - 1 .18%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(f)
545 571
ConocoPhillips Co
5.50%, 01/15/2055 460 434
Crescent Energy Finance LLC
8.38%, 01/15/2034
(f)
260 257
Diamondback Energy Inc
5.20%, 04/18/2027 425 429
5.75%, 04/18/2054 735 683
Ecopetrol SA
8.88%, 01/13/2033 250 262
EQT Corp
7.50%, 06/01/2027
(f)
270 275
Hilcorp Energy I LP / Hilcorp Finance Co
7.25%, 02/15/2035
(f)
370 361
Matador Resources Co
6.25%, 04/15/2033
(f)
405 401

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
5.20%, 08/01/2029 $ 330 $ 331
Permian Resources Operating LLC
8.00%, 04/15/2027
(f)
200 204
Pertamina Persero PT
3.10%, 08/27/2030
(f)
200 184
Petroleos Mexicanos
7.69%, 01/23/2050 685 581
Saudi Arabian Oil Co
4.75%, 06/02/2030
(f)
200 201
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(f)
975 972
$ 6,146
Oil & Gas Services - 0 .10%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
285 285
Enerflex Ltd
9.00%, 10/15/2027
(f)
236 243
$ 528
Other Asset Backed Securities - 0 .65%
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(f)
754 756
Hotwire Funding LLC
2.31%, 11/20/2051
(f)
1,250 1,203
Verizon Master Trust
4.35%, 08/20/2032
(f)
1,200 1,195
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(f)
235 239
$ 3,393
Packaging & Containers - 0 .53%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
200 198
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
230 233
6.75%, 04/15/2032
(f)
225 231
6.88%, 01/15/2030
(f)
25 26
8.75%, 04/15/2030
(f)
165 168
LABL Inc
5.88%, 11/01/2028
(f)
185 164
8.63%, 10/01/2031
(f)
100 83
9.50%, 11/01/2028
(f)
310 289
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(f)
230 232
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 1,125 1,152
$ 2,776
Pharmaceuticals - 0 .55%
1261229 BC Ltd
10.00%, 04/15/2032
(f)
310 316
AbbVie Inc
4.25%, 11/21/2049 615 502
5.50%, 03/15/2064 325 313
AdaptHealth LLC
6.13%, 08/01/2028
(f)
290 288
Bayer US Finance LLC
6.25%, 01/21/2029
(f),(g)
400 419
Eli Lilly & Co
5.50%, 02/12/2055 330 328
Endo Finance Holdings Inc
8.50%, 04/15/2031
(f),(g)
375 399
Jazz Securities DAC
4.38%, 01/15/2029
(f)
285 276
$ 2,841
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 2 .42%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(f)
$ 105 $ 104
5.75%, 03/01/2027
(f)
155 155
6.63%, 02/01/2032
(f)
65 67
Cheniere Energy Inc
5.65%, 04/15/2034 235 239
Cheniere Energy Partners LP
5.55%, 10/30/2035
(f)
375 377
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(f)
1,105 1,148
DT Midstream Inc
4.13%, 06/15/2029
(f)
1,665 1,603
Energy Transfer LP
3.75%, 05/15/2030 965 925
5.15%, 03/15/2045 750 657
5.25%, 07/01/2029 435 445
5.55%, 02/15/2028 1,065 1,091
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
585 566
Kinder Morgan Inc
5.00%, 02/01/2029 520 527
5.15%, 06/01/2030 480 490
5.40%, 02/01/2034 650 657
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(f)
170 168
ONEOK Inc
4.25%, 09/24/2027 550 548
4.40%, 10/15/2029 410 406
4.75%, 10/15/2031 815 807
5.70%, 11/01/2054 575 528
Venture Global LNG Inc
7.00%, 01/15/2030
(f)
50 51
8.38%, 06/01/2031
(f)
70 72
9.50%, 02/01/2029
(f)
450 491
Williams Cos Inc/The
5.40%, 03/02/2026 475 477
$ 12,599
REITs - 1 .04%
American Homes 4 Rent LP
3.38%, 07/15/2051 350 230
4.25%, 02/15/2028 570 565
4.95%, 06/15/2030 175 176
5.50%, 07/15/2034 425 431
Arbor Realty SR Inc
7.88%, 07/15/2030
(f)
320 327
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(f)
110 116
Iron Mountain Inc
6.25%, 01/15/2033
(f)
45 46
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(f)
210 200
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
588 571
7.00%, 07/15/2031
(f)
30 31
Mid-America Apartments LP
2.88%, 09/15/2051 646 406
Omega Healthcare Investors Inc
5.20%, 07/01/2030 625 627
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
270 260
7.00%, 02/01/2030
(f)
150 154

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
$ 300 $ 284
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(f)
105 106
10.50%, 02/15/2028
(f)
142 150
VICI Properties LP
4.75%, 04/01/2028 310 312
XHR LP
4.88%, 06/01/2029
(f),(g)
441 426
6.63%, 05/15/2030
(f)
15 15
$ 5,433
Retail - 0 .37%
Bath & Body Works Inc
5.25%, 02/01/2028 530 530
6.63%, 10/01/2030
(f)
105 107
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(f),(k),(m)
390 408
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(f)
245 233
Park River Holdings Inc
6.75%, 08/01/2029
(f)
24 21
Patrick Industries Inc
4.75%, 05/01/2029
(f)
75 73
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(f),(g)
505 529
$ 1,901
Semiconductors - 2 .19%
ams-OSRAM AG
12.25%, 03/30/2029
(f)
150 161
Broadcom Inc
3.14%, 11/15/2035
(f)
75 63
3.42%, 04/15/2033
(f)
2,615 2,366
4.35%, 02/15/2030 450 447
4.55%, 02/15/2032 215 212
4.60%, 07/15/2030 555 555
5.05%, 07/12/2029 300 306
5.05%, 04/15/2030 895 915
5.15%, 11/15/2031 340 348
5.20%, 07/15/2035 675 678
Intel Corp
4.75%, 03/25/2050
(g)
575 456
Kioxia Holdings Corp
6.25%, 07/24/2030
(f)
200 199
6.63%, 07/24/2033
(f)
200 198
Marvell Technology Inc
2.95%, 04/15/2031 465 422
4.75%, 07/15/2030 250 250
4.88%, 06/22/2028 575 580
5.45%, 07/15/2035 360 363
5.95%, 09/15/2033 510 538
Micron Technology Inc
5.30%, 01/15/2031 790 806
5.80%, 01/15/2035 945 969
6.75%, 11/01/2029 565 608
$ 11,440
Shipbuilding - 0 .13%
Huntington Ingalls Industries Inc
5.35%, 01/15/2030 410 419
5.75%, 01/15/2035 250 257
$ 676
Software - 0 .50%
Cloud Software Group Inc
9.00%, 09/30/2029
(f)
185 191
Open Text Corp
3.88%, 12/01/2029
(f)
170 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
3.95%, 03/25/2051 $ 670 $ 487
4.00%, 07/15/2046 250 191
Synopsys Inc
5.70%, 04/01/2055 330 325
VMware LLC
1.80%, 08/15/2028 1,360 1,257
$ 2,610
Sovereign - 0 .38%
Colombia Government International Bond
8.50%, 04/25/2035 300 317
Hungary Government International Bond
6.13%, 05/22/2028
(f)
350 362
Israel Government International Bond
4.13%, 01/17/2048 200 152
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(f)
300 324
Philippine Government International Bond
5.90%, 02/04/2050 550 565
Romanian Government International Bond
6.63%, 05/16/2036
(f)
250 250
$ 1,970
Telecommunications - 2 .13%
AT&T Inc
2.75%, 06/01/2031 315 285
3.50%, 09/15/2053 2,668 1,797
3.55%, 09/15/2055 855 573
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(f)
200 200
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(f)
375 379
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(f),(j)
421 425
EchoStar Corp
10.75%, 11/30/2029 250 264
NTT Finance Corp
4.88%, 07/16/2030
(f)
555 558
Rogers Communications Inc
4.55%, 03/15/2052 370 300
T-Mobile USA Inc
2.40%, 03/15/2029 910 847
2.55%, 02/15/2031 820 733
2.88%, 02/15/2031 1,255 1,140
5.13%, 05/15/2032 500 507
5.88%, 11/15/2055 550 548
Verizon Communications Inc
2.36%, 03/15/2032 1,210 1,040
2.55%, 03/21/2031 1,131 1,013
2.88%, 11/20/2050 220 136
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
190 176
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
205 195
$ 11,116
Transportation - 0 .25%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 154
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Norfolk Southern Corp
5.10%, 05/01/2035 225 226
5.35%, 08/01/2054 800 762
RXO Inc
7.50%, 11/15/2027
(f)
160 162
$ 1,313

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .11%
Aegea Finance Sarl
9.00%, 01/20/2031
(f)
$ 550 $ 591
TOTAL BONDS $ 330,673
SENIOR FLOATING RATE INTERESTS
- 2 .66%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .09%
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(n)
$ 484 $ 486
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .15%
AAdvantage Loyalty IP Ltd Term Loan B
6.58%, 04/20/2028
(n)
86 85
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc Term Loan B
6.35%, 02/22/2031
(n)
536 537
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.55%, 02/14/2031
(n)
146 146
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 768
Automobile Parts & Equipment - 0 .01%
Tenneco Inc Term Loan B
9.42%, 11/17/2028
(n)
30 30
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .16%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.51%, 03/28/2031
(n)
750 750
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc Term Loan B3
6.61%, 01/31/2032
(n)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 825
Chemicals - 0 .20%
Advancion Holdings LLC Term Loan B
8.46%, 11/24/2027
(n)
157 151
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Advancion Holdings LLC Term Loan
12.21%, 11/24/2028
(n)
375 350
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA Term Loan B
8.83%, 11/15/2030
(n)
50 47
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Element Solutions Inc Term Loan B3
6.11%, 12/18/2030
(n)
480 482
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 1,030
Commercial Services - 0 .22%
Garda World Security Corp Term Loan B
7.34%, 02/01/2029
(n)
631 630
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Veritiv Operating Co Term Loan B
8.30%, 11/30/2030
(n)
$ 507 $ 509
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,139
Consumer Products - 0 .12%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(n)
739 628
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .29%
Avolon TLB Borrower 1 US LLC Term Loan B6
6.10%, 06/22/2030
(n)
479 479
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Jane Street Group LLC Term Loan B
6.33%, 12/15/2031
(n)
554 551
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
9.31%, PIK 1.50%, 05/30/2027
(m),(n)
516 498
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
$ 1,528
Food - 0 .13%
Fiesta Purchaser Inc Term Loan B
7.20%, 02/12/2031
(n)
681 682
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lodging - 0 .15%
Fertitta Entertainment LLC/NV
7.60%, 01/27/2029
(n)
766 766
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .00%
TK Elevator US Newco Inc Term Loan B
3.60%, 04/30/2030
(n)
25 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .16%
Directv Financing LLC Tern Loan Extended
9.82%, 08/02/2029
(n)
213 211
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC Term Loan B
9.81%, 02/15/2031
(n)
461 444
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Gray Media Inc Term Loan F
9.58%, 05/23/2029
(n)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan
10.65%, 05/01/2029
(n)
184 151
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 816
Mining - 0 .20%
Arsenal AIC Parent LLC Term Loan B
7.11%, 08/18/2030
(n)
1,023 1,024
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .23%
Clydesdale Acquisition Holdings Inc Term Loan B
7.61%, 03/26/2032
(n)
$ 378 $ 378
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
LABL Inc Term Loan B
9.86%, 10/22/2028
(n)
554 500
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.76%, 04/15/2027
(n)
324 324
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,202
Pharmaceuticals - 0 .25%
1261229 BC Ltd Term Loan B
10.61%, 09/25/2030
(n)
460 450
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc Term Loan B
8.36%, 04/23/2031
(n)
686 687
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
7.01%, 05/05/2028
(n)
191 192
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,329
Retail - 0 .13%
IRB Holding Corp Term Loan B
6.86%, 12/15/2027
(n)
696 695
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Software - 0 .09%
Cloud Software Group Inc Term Loan B1
7.80%, 03/30/2029
(n)
481 482
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Telecommunications - 0 .08%
CommScope LLC Term Loan
0.00%, 12/17/2029
(n),(o)
145 147
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc Term Loan B
7.47%, 03/09/2027
(n)
285 275
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 422
TOTAL SENIOR FLOATING RATE INTERESTS $ 13,877
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 29 .88%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .09%
3.00%, 01/01/2043 $ 1,037 $ 929
3.00%, 02/01/2043 490 439
4.00%, 02/01/2046 2,041 1,936
4.50%, 04/01/2031 163 163
4.50%, 04/01/2041 1,263 1,242
5.00%, 06/01/2031 116 117
5.50%, 05/01/2033 14 15
5.50%, 12/01/2033 170 173
5.50%, 11/01/2036 213 217
5.50%, 04/01/2038 45 45
5.50%, 08/01/2038 113 116
6.00%, 12/01/2031 6 6
6.00%, 12/01/2032 6 6
6.00%, 02/01/2033 35 35
6.00%, 12/01/2033 15 15
6.00%, 10/01/2036 63 66
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 07/01/2038 $ 126 $ 130
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 2 2
6.50%, 10/01/2035 17 17
7.00%, 12/01/2029 1 2
7.00%, 06/01/2030 2 2
7.50%, 01/01/2031 2 3
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 26 26
$ 5,708
Federal National Mortgage Association (FNMA) - 0 .16%
5.00%, 07/01/2044 681 682
6.56%, 07/01/2033 171 174
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 856
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16 .27%
2.00%, 01/01/2051 3,740 3,021
2.00%, 02/01/2051 2,001 1,602
2.00%, 11/01/2051 4,177 3,323
2.00%, 11/01/2051 1,922 1,529
2.00%, 12/01/2051 3,854 3,057
2.00%, 05/01/2052 2,741 2,188
2.50%, 10/01/2050 1,409 1,161
2.50%, 02/01/2051 2,427 2,034
2.50%, 07/01/2051 2,723 2,269
2.50%, 09/01/2051 1,253 1,045
2.50%, 11/01/2051 1,697 1,419
2.50%, 04/01/2052 2,902 2,406
3.00%, 10/01/2029 17 17
3.00%, 09/01/2032 45 44
3.00%, 04/01/2043 166 149
3.00%, 05/01/2043 318 284
3.00%, 11/01/2046 2,231 1,968
3.00%, 12/01/2048 56 49
3.00%, 11/01/2050 664 582
3.00%, 03/01/2052 2,466 2,145
3.50%, 02/01/2033 8 8
3.50%, 01/01/2044 544 504
3.50%, 04/01/2047 68 62
3.50%, 10/01/2047 29 27
3.50%, 11/01/2047 790 722
3.50%, 03/01/2048 16 14
3.50%, 04/01/2052 2,397 2,154
4.00%, 02/01/2031 56 55
4.00%, 05/01/2047 1,809 1,685
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 2,004 1,861
4.50%, 06/01/2044 282 274
4.50%, 07/01/2052 1,071 1,023
4.50%, 10/01/2052 1,211 1,154
4.50%, 05/01/2053 1,606 1,534
4.50%, 07/01/2053 662 635
4.50%, 08/01/2053 1,009 959
4.50%, 01/01/2054 1,044 998
5.00%, 06/01/2048 486 483
5.00%, 07/01/2052 921 906
5.00%, 09/01/2052 1,286 1,264
5.00%, 04/01/2053 2,157 2,122
5.00%, 06/01/2053 2,145 2,097
5.00%, 06/01/2053 2,343 2,298
5.00%, 11/01/2054 1,690 1,657
5.00%, 11/01/2054 1,052 1,025

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 02/01/2055 $ 2,092 $ 2,050
5.50%, 07/01/2033 15 16
5.50%, 09/01/2033 35 35
5.50%, 05/01/2040 79 80
5.50%, 05/01/2053 2,497 2,506
5.50%, 07/01/2053 1,375 1,380
5.50%, 11/01/2053 1,850 1,859
5.50%, 11/01/2053 1,767 1,772
5.50%, 03/01/2054 930 927
5.50%, 05/01/2054 1,279 1,281
5.50%, 02/01/2055 2,217 2,219
5.50%, 09/01/2055
(p)
2,345 2,331
6.00%, 05/01/2038 26 26
6.00%, 08/01/2038 47 48
6.00%, 08/01/2038 120 123
6.00%, 01/01/2053 1,289 1,330
6.00%, 04/01/2054 1,296 1,329
6.00%, 05/01/2054 1,062 1,086
6.00%, 06/01/2054 865 885
6.00%, 09/01/2054 906 926
6.00%, 09/01/2054 1,282 1,311
6.00%, 11/01/2054 2,204 2,253
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 1 2
6.50%, 07/01/2037 102 107
6.50%, 12/01/2037 78 82
6.50%, 02/01/2038 129 137
6.50%, 09/01/2038 120 127
6.50%, 10/01/2053 482 501
6.50%, 05/01/2054 828 860
6.50%, 04/01/2055 659 688
6.50%, 09/01/2055
(p)
675 696
7.00%, 03/01/2032 10 10
7.50%, 08/01/2032 2 2
$ 84,805
Government National Mortgage Association (GNMA) - 7 .46%
2.00%, 07/20/2051 877 708
2.00%, 11/20/2051 1,115 900
2.50%, 06/20/2050 626 528
2.50%, 04/20/2051 1,208 1,017
2.50%, 05/20/2051 821 691
3.00%, 01/20/2045 317 281
3.00%, 11/20/2046 1,055 935
3.50%, 03/15/2042 379 350
3.50%, 04/15/2042 385 357
3.50%, 09/20/2047 518 472
3.50%, 06/20/2048 657 599
4.00%, 04/20/2052 324 301
4.50%, 09/15/2039 126 123
4.50%, 03/15/2040 571 556
4.50%, 09/20/2052 1,551 1,481
4.50%, 06/20/2053 2,006 1,910
5.00%, 12/20/2052 1,102 1,082
5.00%, 02/20/2053 1,604 1,572
5.00%, 05/20/2053 1,315 1,287
5.00%, 09/20/2053 1,098 1,073
5.00%, 10/20/2053 2,239 2,195
5.00%, 04/20/2054 2,570 2,509
5.50%, 05/20/2035 18 19
5.50%, 02/15/2038 204 211
5.50%, 08/20/2055
(p)
11,805 11,773
6.00%, 07/20/2028 3 3
6.00%, 11/20/2028 4 4
6.00%, 01/20/2029 4 4
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 10 10
6.00%, 01/15/2032 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 02/15/2032 $ 2 $ 2
6.00%, 02/15/2033 8 8
6.00%, 12/15/2033 8 8
6.00%, 08/20/2055
(p)
5,780 5,857
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 2 3
6.50%, 12/15/2032 20 20
7.00%, 06/15/2031 2 2
7.00%, 06/15/2032 12 13
8.00%, 01/20/2031 1 1
$ 38,869
U.S. Treasury - 3 .25%
2.88%, 08/15/2045 7,200 5,320
3.75%, 06/30/2027 1,550 1,544
3.75%, 05/15/2028 4,000 3,986
3.88%, 08/15/2040
(q)
4,720 4,299
4.00%, 05/31/2030 675 677
4.00%, 04/30/2032 1,100 1,092
$ 16,918
U.S. Treasury Bill - 1 .65%
4.14%, 08/28/2025
(r)
8,350 8,323
4.22%, 10/16/2025
(r)
300 297
$ 8,620
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 155,776
Total Investments $ 544,459
Other Assets and Liabilities -  (4.43)% (23,087)
TOTAL NET ASSETS - 100.00% $ 521,372
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,773 or
0.72% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $130,950 or 25.12% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,623 or 0.69% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security purchased on a when-issued basis.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after July 31, 2025, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Core Plus Bond Fund
July 31, 2025 (unaudited)

(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$4,031 or 0.77% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 11,755 $ 322,196 $ 319,658 $ 14,293
$ 11,755 $ 322,196 $ 319,658 $ 14,293
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 640 $ — $ — $ —
$ 640 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2025 Long 216 $ 23,989 $ 10
US 10 Year Ultra Note; September 2025 Short 42 4,749 4
US 2 Year Note; September 2025 Long 127 26,287 (64)
US 5 Year Note; September 2025 Long 88 9,519 (2)
US Long Bond; September 2025 Long 206 23,523 155
US Ultra Bond; September 2025 Long 97 11,379 113
Total $ 216
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 7.02% Shares Held Value (000's)
Closed-End Funds - 0.26%
Variant Alternative Income Fund 232,365 $ 6,197
Exchange-Traded Funds - 0.72%
iShares Broad USD High Yield Corporate Bond
ETF
183,962 6,878
iShares Core U.S. Aggregate Bond ETF 17,393 1,715
iShares J.P. Morgan USD Emerging Markets Bond
ETF
18,645 1,732
Vanguard Intermediate-Term Corporate Bond ETF 83,605 6,913
$ 17,238
Money Market Funds - 6.04%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
7,038,513 7,038
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
137,900,605 137,901
$ 144,939
TOTAL INVESTMENT COMPANIES $ 168,374
COMMON STOCKS - 1.79% Shares Held Value (000's)
Entertainment - 0.06%
Crown Finance US Inc - 4A2 Shares
(d)
65,846 $ 1,467
Healthcare - Services - 0.04%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,565,306 789
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 204
$ 993
Iron & Steel - 0.49%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 11,890
Mining - 1.19%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
6,589 496
Real Alloy Holding Inc
(e),(f)
362 28,011
$ 28,507
Retail - 0.00%
JOANN Inc
(d),(e)
3,755 —
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 3
Bright Bidco - 4A2 Shares
(d)
14,600 3
$ 6
Software - 0.01%
Avaya Holdings Corp
(d)
7,245 48
Avaya Holdings Corp
(d)
14,104 95
Riverbed Technology Inc
(d),(e)
13,888 —
$ 143
Telecommunications - 0.00%
MLN US Holdco LLC
(d)
1,028 —
TOTAL COMMON STOCKS $ 43,006
PREFERRED STOCKS - 1.18% Shares Held Value (000's)
Banks - 0.28%
Citizens Financial Group Inc 0.00%,
10/06/2030
(d),(h)
31,500 $ 790
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
KeyCorp 6.13%, 12/15/2026
(h)
45,339 1,132
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(h)
8,800 219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
Morgan Stanley 4.25%, 01/15/2027
(h),(i)
11,085 193
Morgan Stanley 5.85%, 04/15/2027
(h)
59,100 1,408
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(h)
8,715 223
Northern Trust Corp 4.70%, 10/01/2025
(h)
4,858 98
Regions Financial Corp 4.45%, 06/15/2026
(h)
15,000 271
Regions Financial Corp 5.70%, 05/15/2029
(h)
39,877 992
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(h)
5,900 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
UMB Financial Corp 7.75%, 07/15/2030
(h)
23,100 $ 605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
Wells Fargo & Co 4.70%, 12/15/2025
(h)
7,070 135
Wintrust Financial Corp 7.88%, 07/15/2030
(h)
16,800 440
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 6,657
Diversified Financial Services - 0.12%
Affiliated Managers Group Inc 4.75%,
09/30/2060
(i)
8,045 140
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 159
Capital One Financial Corp 4.80%, 12/01/2025
(h)
29,254 548
Stifel Financial Corp 4.50%, 08/15/2026
(h)
2,239 41
Voya Financial Inc 5.35%, 09/15/2029
(h)
77,215 1,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,791
Electric - 0.32%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,719
DTE Energy Co 4.38%, 12/01/2081 6,005 106
DTE Energy Co 5.25%, 12/01/2077 35,000 791
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 199
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,303
Southern Co/The 5.25%, 12/01/2077 30,863 695
$ 7,813
Food - 0.04%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(h),(j)
10,000 960
Insurance - 0.07%
Allstate Corp/The 4.75%, 10/15/2025
(h)
4,065 80
Allstate Corp/The 5.10%, 10/15/2025
(h)
8,460 183
Corebridge Financial Inc 6.38%, 12/15/2064 24,629 598
Equitable Holdings Inc 4.30%, 03/15/2026
(h)
5,055 85
Equitable Holdings Inc 5.25%, 09/15/2025
(h)
21,903 453
Prudential Financial Inc 5.63%, 08/15/2058 5,000 123
Prudential Financial Inc 5.95%, 09/01/2062 7,597 195
$ 1,717
REITs - 0.35%
Kimco Realty Corp 5.25%, 09/03/2025
(h)
12,467 260
Prologis Inc 8.54%, 11/13/2026
(h)
63,660 3,485
Public Storage 3.95%, 08/17/2026
(h)
6,422 102
Public Storage 4.00%, 06/16/2026
(h)
83,560 1,367
Public Storage 4.13%, 09/03/2025
(h)
80,000 1,326
Public Storage 4.63%, 09/02/2025
(h)
14,712 278
Public Storage 4.70%, 09/03/2025
(h)
25,200 482
Public Storage 5.60%, 09/03/2025
(h)
46,261 1,084
$ 8,384
TOTAL PREFERRED STOCKS $ 28,322
BONDS - 70.53%
Principal
Amount (000's) Value (000's)
Advertising - 0.25%
MMS USA Holdings Inc
1.25%, 06/13/2028 EUR 100 $ 110
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 98
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(j)
350 333
4.63%, 03/15/2030
(i),(j)
1,850 1,756
5.00%, 08/15/2027
(j)
3,625 3,589
WPP Finance SA
4.13%, 05/30/2028 EUR 100 118
$ 6,004
Aerospace & Defense - 1.18%
Airbus SE
1.63%, 06/09/2030 100 109

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
BAE Systems PLC
3.40%, 04/15/2030
(j)
$ 200 $ 191
Boeing Co/The
2.95%, 02/01/2030 100 93
3.10%, 05/01/2026 200 198
3.38%, 06/15/2046 529 360
3.60%, 05/01/2034 339 299
3.75%, 02/01/2050 1,006 711
5.15%, 05/01/2030 630 640
5.71%, 05/01/2040 100 99
5.81%, 05/01/2050 488 471
5.93%, 05/01/2060 645 617
6.26%, 05/01/2027 485 497
7.01%, 05/01/2064 50 55
Czechoslovak Group AS
6.50%, 01/10/2031
(j)
3,525 3,569
Embraer Netherlands Finance BV
5.98%, 02/11/2035 50 51
GE Capital Funding LLC
4.55%, 05/15/2032 200 199
General Dynamics Corp
4.25%, 04/01/2050 25 21
General Electric Co
4.90%, 01/29/2036 296 295
L3Harris Technologies Inc
5.05%, 04/27/2045 100 93
5.25%, 06/01/2031 592 609
5.40%, 01/15/2027 100 101
5.40%, 07/31/2033 575 590
Lockheed Martin Corp
4.70%, 12/15/2031 705 710
4.75%, 02/15/2034 100 99
5.90%, 11/15/2063
(i)
100 102
Northrop Grumman Corp
5.15%, 05/01/2040 50 49
5.25%, 05/01/2050 100 94
RTX Corp
3.75%, 11/01/2046 150 114
4.15%, 05/15/2045 50 41
4.45%, 11/16/2038 100 92
5.38%, 02/27/2053 784 745
5.75%, 01/15/2029 200 209
TransDigm Inc
4.63%, 01/15/2029 25 24
4.88%, 05/01/2029 6,160 6,045
6.38%, 05/31/2033
(j)
4,750 4,780
6.63%, 03/01/2032
(j)
1,240 1,275
6.88%, 12/15/2030
(j)
1,760 1,824
7.13%, 12/01/2031
(j)
2,175 2,265
$ 28,336
Agriculture - 0.13%
Altria Group Inc
3.40%, 05/06/2030 150 142
3.70%, 02/04/2051 100 69
5.95%, 02/14/2049 100 99
Archer-Daniels-Midland Co
2.50%, 08/11/2026 100 98
4.50%, 08/15/2033 100 98
BAT Capital Corp
6.34%, 08/02/2030 150 161
7.08%, 08/02/2043 100 110
7.08%, 08/02/2053 50 56
BAT International Finance PLC
5.93%, 02/02/2029 100 104
British American Tobacco PLC
3.75%, 06/27/2029
(h),(k)
EUR 100 113
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 $ 99
Cargill Inc
4.76%, 11/23/2045
(j)
100 89
Darling Ingredients Inc
6.00%, 06/15/2030
(j)
1,000 1,006
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 99
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(j)
$ 150 155
Philip Morris International Inc
2.75%, 06/06/2029 EUR 100 113
2.88%, 05/14/2029 100 114
5.25%, 09/07/2028 $ 75 77
5.63%, 09/07/2033 200 208
$ 3,010
Airlines - 0.22%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 62 59
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(j)
750 750
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(j)
75 70
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(j)
785 709
Delta Air Lines Inc
4.95%, 07/10/2028 50 50
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 100 59
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 101
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 93 95
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(i),(j)
1,400 1,323
9.50%, 06/01/2028
(i),(j)
1,925 1,973
$ 5,189
Apparel - 0.15%
Beach Acquisition Bidco LLC
10.00%, PIK 10.75%; 07/15/2033
(j),(l),(m)
3,150 3,284
Kering SA
3.63%, 09/05/2027 EUR 100 117
3.63%, 09/05/2031 100 115
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 100 108
NIKE Inc
3.25%, 03/27/2040 $ 100 79
$ 3,703
Automobile Asset Backed Securities - 0.92%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 562 562
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 118 118
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 324 324
AmeriCredit Automobile Receivables Trust 2024-1
4.95%, 02/18/2028 815 816
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 255 256
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 667 668

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
BofA Auto Trust 2025-1
4.90%, 11/22/2027
(j)
$ 625 $ 626
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 831 833
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(j)
173 173
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(j)
653 657
5.25%, 09/27/2027
(j)
656 657
Drive Auto Receivables Trust
4.87%, 08/15/2028 1,380 1,381
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 31 31
GM Financial Automobile Leasing Trust 2024-3
4.82%, 01/20/2027 1,401 1,402
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2021-3
0.73%, 08/16/2027 2,058 2,049
GM Financial Consumer Automobile Receivables
Trust 2024-1
4.85%, 12/18/2028 1,800 1,807
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 1,000 1,007
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 904 905
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 11 11
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 505 505
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 781 781
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 1,584 1,584
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 2,145 2,146
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(j)
341 341
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(j)
304 304
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 108 108
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(j)
2,110 2,111
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 22,163
Automobile Manufacturers - 0.67%
American Honda Finance Corp
3.50%, 06/27/2031 EUR 100 115
4.70%, 01/12/2028 $ 200 201
BMW Finance NV
3.63%, 05/22/2035 EUR 50 57
BMW International Investment BV
3.00%, 08/27/2027 200 231
BMW US Capital LLC
2.80%, 04/11/2026
(j)
$ 200 198
3.75%, 04/12/2028
(j)
200 197
Cummins Inc
5.15%, 02/20/2034 50 51
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(j)
410 356
4.95%, 01/13/2028
(j)
370 373
5.13%, 09/25/2027
(j)
238 240
5.13%, 01/19/2028
(j)
306 310
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Co
4.75%, 01/15/2043 $ 298 $ 231
5.29%, 12/08/2046 100 82
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 182
4.00%, 11/13/2030 1,250 1,147
4.27%, 01/09/2027 300 296
4.45%, 02/14/2030 EUR 100 116
6.05%, 11/05/2031 $ 640 640
General Motors Co
5.35%, 04/15/2028 680 691
6.25%, 10/02/2043 100 99
6.60%, 04/01/2036 50 53
General Motors Financial Co Inc
2.70%, 06/10/2031 633 555
4.30%, 02/15/2029 EUR 100 119
5.60%, 06/18/2031 $ 1,980 2,020
5.75%, 02/08/2031 290 298
5.80%, 06/23/2028 200 206
6.10%, 01/07/2034 25 26
6.40%, 01/09/2033 100 105
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 75
Honda Canada Finance Inc
4.87%, 09/23/2027 100 75
Hyundai Capital America
1.65%, 09/17/2026
(j)
$ 200 193
4.85%, 03/25/2027
(j)
549 551
4.88%, 11/01/2027
(j)
1,087 1,090
5.10%, 06/24/2030
(j)
50 50
5.40%, 06/23/2032
(j)
666 676
5.68%, 06/26/2028
(j)
250 256
Mercedes-Benz Finance North America LLC
5.05%, 08/03/2033
(j)
150 150
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 223
Mercedes-Benz International Finance BV
3.70%, 05/30/2031 100 119
RCI Banque SA
1.13%, 01/15/2027 100 112
3.88%, 01/12/2029 100 117
Stellantis Finance US Inc
5.75%, 03/18/2030
(j)
$ 685 686
6.45%, 03/18/2035
(j)
795 796
Stellantis NV
1.25%, 06/20/2033 EUR 150 137
Toyota Motor Corp
5.28%, 07/13/2026 $ 100 101
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 188
3.38%, 04/01/2030 100 96
3.85%, 07/24/2030 EUR 100 119
5.25%, 09/11/2028 $ 200 206
Traton Finance Luxembourg SA
1.25%, 03/24/2033 EUR 100 95
4.25%, 05/16/2028 100 119
Volkswagen Financial Services AG
0.88%, 01/31/2028 200 218
Volkswagen Group of America Finance LLC
4.60%, 06/08/2029
(j)
$ 200 197
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 97
3.75%, 12/28/2027
(h),(k)
100 114
EUR Swap Annual (VS 6 Month) 5 Year +
2.92%
4.13%, 11/16/2038 100 114
$ 16,165

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.47%
Aptiv Swiss Holdings Ltd
5.15%, 09/13/2034 $ 200 $ 194
Clarios Global LP / Clarios US Finance Co
6.75%, 02/15/2030
(j)
1,525 1,572
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(j)
3,976 3,138
IHO Verwaltungs GmbH
8.00%, PIK 8.75%; 11/15/2032
(j),(l),(m)
3,975 4,087
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(j)
3,135 2,154
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 118
$ 11,263
Banks - 12.30%
ABN AMRO Bank NV
2.47%, 12/13/2029
(j),(k)
$ 200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 117
4.50%, 11/21/2034 100 124
AIB Group PLC
4.63%, 07/23/2029
(k)
100 120
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(j)
$ 200 206
Australia & New Zealand Banking Group Ltd
2.57%, 11/25/2035
(j),(k)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(h),(j),(k),(n)
2,600 2,637
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
3.88%, 01/15/2034 EUR 100 119
4.38%, 08/29/2036
(k)
100 118
Euribor Swap Rate 5 Year + 2.00%
4.63%, 01/13/2031
(k)
100 122
3 Month Euro Interbank Offered Rate +
1.70%
9.38%, 03/19/2029
(h),(k),(n)
$ 1,500 1,664
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Davivienda SA
8.13%, 07/02/2035
(j),(k),(n)
925 941
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.59%
Banco de Sabadell SA
4.25%, 09/13/2030
(k)
EUR 100 120
Euribor Swap Rate 1 Year + 1.60%
Banco Santander Chile
3.18%, 10/26/2031
(i)
$ 150 137
Banco Santander SA
0.20%, 02/11/2028 EUR 100 108
3.22%, 11/22/2032
(k)
$ 200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.50%, 02/17/2035 EUR 100 113
3.75%, 01/09/2034 100 118
4.75%, 08/30/2028
(k)
GBP 100 133
Generic Britain 1 Year Government Bond +
2.50%
5.57%, 01/17/2030 $ 200 207
6.35%, 03/14/2034 1,800 1,890
9.63%, 11/21/2028
(h),(k),(n)
2,400 2,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
1.10%, 05/24/2032
(k)
EUR 100 $ 101
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(k)
100 108
3 Month Euro Interbank Offered Rate +
0.91%
2.59%, 04/29/2031
(k)
$ 200 183
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(k)
25 18
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042 832 635
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(k)
1,853 1,809
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.62%, 03/16/2028
(k)
CAD 200 145
Canadian Dollar Offered Rate 3 Month +
1.48%
3.85%, 03/08/2037
(k)
$ 3,078 2,821
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(k)
100 78
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.08%, 04/23/2040
(k)
1,094 948
CME Term Secured Overnight Financing
Rate 3 Month + 1.58%
4.08%, 03/20/2051
(k)
100 79
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.24%, 04/24/2038
(k)
100 91
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 199
4.38%, 01/27/2027
(h),(i),(k)
4,000 3,904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
453 446
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 100 89
4.98%, 01/24/2029
(k)
100 101
Secured Overnight Financing Rate + 0.83%
5.02%, 07/22/2033
(k)
200 202
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031 1,507 1,541
Secured Overnight Financing Rate + 2.00%
5.20%, 04/25/2029
(k)
100 102
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(k)
595 596
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(k)
100 103
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(k)
100 102
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(k)
2,065 2,067
Secured Overnight Financing Rate + 1.74%
5.74%, 02/12/2036 434 442
Secured Overnight Financing Rate + 3.39%
5.82%, 09/15/2029
(k)
100 104
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(k)
100 105
Secured Overnight Financing Rate + 1.84%
5.93%, 09/15/2027
(k)
200 203
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 769 808

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
6.13%, 04/27/2027
(h),(k)
$ 2,900 $ 2,925
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.63%, 05/01/2030
(h),(k)
2,300 2,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Georgia JSC
9.50%, 07/16/2029
(h),(j),(k),(n)
2,225 2,220
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.62%
Bank of Ireland Group PLC
4.63%, 11/13/2029
(k)
EUR 100 121
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.65%, 04/01/2027 CAD 100 73
3.73%, 06/03/2031
(k)
75 54
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
4.70%, 09/14/2027 $ 100 101
5.04%, 05/29/2028 CAD 200 150
6.88%, 11/26/2085
(k)
$ 800 802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.70%, 05/26/2084
(k)
800 837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(h),(k)
5,588 5,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.60%, 07/26/2030
(k)
200 201
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(h),(k)
1,800 1,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.94%, 02/11/2031
(k)
1,087 1,107
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(k)
100 100
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 98
1.85%, 11/02/2026 CAD 100 71
1.95%, 02/02/2027 $ 100 97
3.63%, 10/27/2081
(k)
2,100 1,956
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.44%, 11/15/2035
(k)
CAD 50 36
Canadian Overnight Repo Rate Average +
1.33%
4.59%, 05/04/2037 $ 1,578 1,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
5.65%, 02/01/2034 575 603
7.35%, 04/27/2085
(k)
400 408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(k)
3,000 3,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(k)
2,000 2,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
5.13%, 06/11/2030 1,780 1,763
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 $ 109
1.88%, 11/04/2026 200 227
3.75%, 02/03/2034 100 116
4.13%, 06/14/2033 100 120
4.38%, 05/02/2030 100 120
Barclays PLC
3.33%, 11/24/2042
(k)
$ 200 149
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(k)
1,581 1,457
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.94%, 09/10/2030
(k)
1,330 1,339
Secured Overnight Financing Rate + 1.56%
5.26%, 01/29/2034
(k)
EUR 100 126
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(k)
$ 200 204
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(k)
200 218
Secured Overnight Financing Rate + 2.62%
7.63%, 03/15/2035
(h),(k),(n)
400 407
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.41%, 11/14/2032
(k)
GBP 100 141
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(h),(k),(n)
$ 2,000 2,259
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
7.63%, 02/11/2035
(j),(k),(n)
1,850 1,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BNP Paribas SA
0.13%, 09/04/2026 EUR 200 224
1.38%, 05/28/2029 100 108
2.50%, 03/31/2032
(k)
100 113
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 124
3.05%, 01/13/2031
(j),(k)
$ 200 186
Secured Overnight Financing Rate + 1.51%
4.13%, 05/24/2033 EUR 100 121
4.16%, 08/28/2034
(k)
100 117
Euribor Swap Rate 5 Year + 1.70%
4.63%, 02/25/2031
(h),(k),(n)
$ 700 627
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
5.09%, 05/09/2031
(j),(k)
1,162 1,173
Secured Overnight Financing Rate + 1.68%
5.20%, 01/10/2030
(j),(k)
200 203
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
5.28%, 11/19/2030
(j),(k)
2,252 2,294
Secured Overnight Financing Rate + 1.28%
5.75%, 06/13/2032 GBP 100 137
7.38%, 08/19/2025
(h),(j),(k),(n)
$ 5,000 4,999
USD Swap Rate NY 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,100 3,610
BOS Funding Ltd
5.25%, 09/12/2029 $ 200 200
BPCE SA
3.50%, 10/23/2027
(j)
250 244
3.58%, 10/19/2042
(j),(k)
950 685
Secured Overnight Financing Rate + 1.95%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BPCE SA (continued)
4.25%, 01/11/2035
(k)
EUR 100 $ 119
3 Month Euro Interbank Offered Rate +
1.85%
4.25%, 07/16/2035
(k)
100 117
Euribor Swap Rate 5 Year + 1.95%
4.63%, 03/02/2030
(k)
100 121
3 Month Euro Interbank Offered Rate +
1.60%
4.88%, 02/26/2036
(k)
100 120
Euribor Swap Rate 5 Year + 2.30%
5.88%, 01/14/2031
(j),(k)
$ 250 259
Secured Overnight Financing Rate + 1.68%
6.92%, 01/14/2046
(j),(k)
355 371
Secured Overnight Financing Rate + 2.61%
CaixaBank SA
0.63%, 01/21/2028
(k)
EUR 200 223
3 Month Euro Interbank Offered Rate +
0.62%
4.38%, 08/08/2036
(k)
100 118
Euribor Swap Rate 5 Year + 1.95%
Canadian Imperial Bank of Commerce
3.45%, 04/07/2027 $ 200 197
3.90%, 06/20/2031
(k)
CAD 100 72
Canadian Overnight Repo Rate Average
Compounded Index + 1.15%
5.35%, 04/20/2033
(k)
100 75
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 100 76
7.00%, 10/28/2085
(i),(k)
$ 1,200 1,211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Ceska sporitelna AS
4.57%, 07/03/2031
(k)
EUR 100 119
3 Month Euro Interbank Offered Rate +
1.80%
Citibank NA
4.91%, 05/29/2030 $ 933 948
5.57%, 04/30/2034 847 881
Citigroup Inc
0.50%, 11/01/2028 CHF 200 245
2.52%, 11/03/2032
(k)
$ 200 175
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031
(k)
100 91
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(k)
300 275
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(k)
311 220
Secured Overnight Financing Rate + 1.38%
3.71%, 09/22/2028
(k)
EUR 200 234
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(k)
$ 1,711 1,598
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(h),(k)
3,000 2,965
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.45%, 09/29/2027 1,069 1,066
4.54%, 09/19/2030
(k)
1,816 1,809
Secured Overnight Financing Rate + 1.34%
4.66%, 05/24/2028
(k)
100 100
Secured Overnight Financing Rate + 1.89%
5.17%, 02/13/2030
(k)
200 204
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 100 94
5.33%, 03/27/2036
(k)
200 201
Secured Overnight Financing Rate + 1.47%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
5.41%, 09/19/2039
(k)
$ 1,536 $ 1,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.45%, 06/11/2035
(k)
100 102
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,420 1,477
6.17%, 05/25/2034
(k)
100 105
Secured Overnight Financing Rate + 2.66%
6.88%, 08/15/2030
(h),(k)
300 303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(h),(k)
2,500 2,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
Citizens Financial Group Inc
4.00%, 10/06/2026
(h),(i),(k)
1,300 1,264
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(h),(k)
2,100 2,095
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
5.72%, 07/23/2032
(k)
2,277 2,349
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(k)
100 103
Secured Overnight Financing Rate + 2.01%
Comerica Inc
5.98%, 01/30/2030
(k)
100 103
Secured Overnight Financing Rate + 2.16%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 113
4.88%, 10/16/2034
(k)
100 120
Euribor Swap Rate 5 Year + 2.15%
Commonwealth Bank of Australia
2.55%, 03/14/2027
(i),(j)
$ 200 195
6.70%, 03/15/2038
(k)
AUD 200 139
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(k)
EUR 100 111
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(i),(j),(k)
$ 1,701 1,691
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
4.63%, 05/23/2029 GBP 100 131
4.99%, 05/27/2031
(j),(k)
$ 250 253
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028 1,263 1,283
Credit Agricole SA
3.75%, 01/22/2034 EUR 100 117
3.75%, 05/27/2035 100 115
3.88%, 11/28/2034 100 118
4.00%, 01/10/2033
(j),(k)
$ 250 243
USD Swap Semi-Annual 5 Year + 1.64%
4.88%, 10/23/2029 GBP 100 133
5.22%, 05/27/2031
(j),(k)
$ 2,209 2,245
Secured Overnight Financing Rate + 1.46%
5.30%, 07/12/2028
(j)
557 571
8.13%, 12/23/2025
(h),(j),(k),(n)
5,000 5,056
USD Swap Semi-Annual 5 Year + 6.19%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 100 110
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 223
4.81%, 05/15/2035
(k)
100 119
Euribor Swap Rate 5 Year + 1.90%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Crelan SA
6.00%, 02/28/2030
(k)
EUR 100 $ 126
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
4.13%, 01/10/2031
(k)
100 120
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(h),(k),(n)
$ 3,000 2,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Deutsche Bank AG
1.63%, 01/20/2027 EUR 200 226
8.13%, 04/30/2030
(h),(k),(n)
$ 1,400 1,468
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Deutsche Bank AG/New York NY
3.55%, 09/18/2031
(k)
1,155 1,085
Secured Overnight Financing Rate + 3.04%
3.73%, 01/14/2032
(k)
361 334
Secured Overnight Financing Rate + 2.76%
3.74%, 01/07/2033
(k)
1,150 1,038
Secured Overnight Financing Rate + 2.26%
6.72%, 01/18/2029
(k)
190 199
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(k)
225 243
Secured Overnight Financing Rate + 3.65%
DNB Bank ASA
0.25%, 02/23/2029
(k)
EUR 100 107
3 Month Euro Interbank Offered Rate +
0.53%
Eurobank SA
4.88%, 04/30/2031
(k)
100 122
Euribor Swap Rate 5 Year + 2.17%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 153
Fifth Third Bancorp
6.36%, 10/27/2028
(k)
$ 50 52
Secured Overnight Financing Rate + 2.19%
Fifth Third Bank NA
4.97%, 01/28/2028
(k)
647 651
Secured Overnight Financing Rate + 0.81%
First Citizens BancShares Inc/NC
6.25%, 03/12/2040
(k)
439 439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.97%
First Horizon Bank
5.75%, 05/01/2030 2,245 2,293
FNB Corp/PA
5.72%, 12/11/2030
(k)
913 919
Secured Overnight Financing Rate + 1.93%
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 210
1.25%, 02/07/2029 100 108
1.54%, 09/10/2027
(k)
$ 430 416
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
926 809
Secured Overnight Financing Rate + 1.25%
3.10%, 02/24/2033
(k)
150 135
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(k)
901 673
Secured Overnight Financing Rate + 1.51%
3.63%, 10/29/2029
(k)
GBP 100 128
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(k)
$ 100 87
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
4.22%, 05/01/2029 $ 1,726 $ 1,715
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.69%, 10/23/2030
(k)
410 410
Secured Overnight Financing Rate + 1.14%
5.15%, 05/22/2045 100 90
5.33%, 07/23/2035
(k)
100 101
Secured Overnight Financing Rate + 1.55%
5.56%, 11/19/2045
(k)
100 99
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(k)
100 104
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(k)
518 520
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(k)
100 105
Secured Overnight Financing Rate + 1.55%
6.45%, 05/01/2036 50 54
6.56%, 10/24/2034
(k)
100 110
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,658 2,919
6.85%, 02/10/2030
(h),(k)
2,800 2,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(h),(k)
1,700 1,776
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
3.45%, 09/25/2030
(k)
EUR 100 116
3 Month Euro Interbank Offered Rate +
1.19%
3.97%, 05/22/2030
(k)
$ 200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
5.60%, 05/17/2028
(k)
200 203
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(k)
1,110 1,153
Secured Overnight Financing Rate + 1.52%
5.87%, 11/18/2035
(k)
1,126 1,143
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(k)
200 202
Secured Overnight Financing Rate + 1.57%
6.33%, 03/09/2044 1,281 1,368
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(k)
EUR 100 122
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(k)
$ 200 212
Secured Overnight Financing Rate + 2.98%
8.20%, 11/16/2034
(k)
GBP 150 219
Generic Britain 5 Year Government Bond +
4.55%
HSBC USA Inc
4.65%, 06/03/2028 $ 719 723
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(h),(k)
3,100 3,045
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(h),(i),(k)
1,000 1,024
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
250 250
Secured Overnight Financing Rate + 1.65%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
0.88%, 06/09/2032
(k)
EUR 100 $ 110
Euribor Swap Rate 5 Year + 1.15%
3.88%, 08/12/2029
(k)
100 118
3 Month Euro Interbank Offered Rate +
1.72%
4.02%, 03/28/2028
(k)
$ 200 198
Secured Overnight Financing Rate + 1.83%
4.75%, 05/23/2034
(k)
EUR 100 124
3 Month Euro Interbank Offered Rate +
1.90%
4.86%, 03/25/2029
(k)
$ 450 454
Secured Overnight Financing Rate + 1.01%
5.00%, 02/20/2035
(k)
EUR 100 121
Euribor Swap Rate 5 Year + 2.20%
5.75%, 11/16/2026
(h),(k),(n)
$ 2,600 2,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 120
2.93%, 10/14/2030 EUR 100 112
4.00%, 09/23/2029
(j)
$ 200 194
5.13%, 08/29/2031 EUR 100 126
JPMorgan Chase & Co
0.60%, 02/17/2033
(k)
100 97
3 Month Euro Interbank Offered Rate +
0.65%
1.47%, 09/22/2027
(k)
$ 100 97
Secured Overnight Financing Rate + 0.77%
2.07%, 06/01/2029
(k)
4,974 4,661
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(k)
300 274
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(k)
3,349 2,349
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
394 346
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028 645 635
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(h),(k)
6,400 6,294
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(k)
400 396
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(k)
200 176
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(k)
100 80
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.51%, 10/22/2028
(k)
664 665
Secured Overnight Financing Rate + 0.86%
4.85%, 02/01/2044 100 92
4.91%, 07/25/2033
(k)
359 361
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 91
5.01%, 01/23/2030
(k)
100 102
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(k)
100 101
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(k)
200 205
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(k)
100 102
Secured Overnight Financing Rate + 1.62%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.53%, 11/29/2045
(k)
$ 316 $ 316
Secured Overnight Financing Rate + 1.55%
5.58%, 07/23/2036 836 847
Secured Overnight Financing Rate + 3.27%
5.72%, 09/14/2033
(k)
50 52
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(k)
100 105
Secured Overnight Financing Rate + 1.49%
6.25%, 10/23/2034 1,384 1,502
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(h),(k)
800 836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KBC Group NV
4.38%, 11/23/2027
(k)
EUR 100 117
3 Month Euro Interbank Offered Rate +
1.70%
4.75%, 04/17/2035
(k)
100 120
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 $ 1,046 1,035
4.90%, 08/08/2032 1,115 1,085
KeyCorp
2.25%, 04/06/2027 100 96
5.12%, 04/04/2031
(i),(k)
609 616
Secured Overnight Financing Rate + 1.23%
KeyCorp Capital III
7.75%, 07/15/2029 795 842
Lloyds Banking Group PLC
2.00%, 04/12/2028
(k)
GBP 100 127
Generic Britain 1 Year Government Bond +
1.18%
3.88%, 05/14/2032
(k)
EUR 100 117
Euribor Swap Rate 1 Year + 1.18%
4.00%, 05/09/2035
(k)
100 116
Euribor Swap Rate 5 Year + 1.90%
4.75%, 09/21/2031
(k)
100 123
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
5.68%, 01/05/2035
(k)
$ 626 643
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.72%, 06/05/2030
(k)
593 615
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.87%, 03/06/2029
(k)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
6.07%, 06/13/2036
(k)
236 241
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
6.75%, 09/27/2031
(h),(k),(n)
300 298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
7.50%, 09/29/2025
(h),(k),(n)
300 301
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(h),(k),(n)
3,000 3,204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(h),(k)
3,000 2,883
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.05%, 01/27/2034
(k)
100 99
Secured Overnight Financing Rate + 1.85%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
M&T Bank Corp (continued)
5.40%, 07/30/2035
(k)
$ 624 $ 625
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.43%
Macquarie Group Ltd
3.76%, 11/28/2028
(j),(k)
100 98
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
5.49%, 11/09/2033
(i),(j),(k)
100 102
Secured Overnight Financing Rate + 2.87%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(k)
EUR 100 108
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 212
5.16%, 04/24/2031
(k)
$ 451 460
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.43%, 04/17/2035
(k)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
Mizuho Financial Group Inc
2.56%, 09/13/2031 1,443 1,258
3.98%, 05/21/2034 EUR 100 118
4.16%, 05/20/2028 100 119
5.67%, 05/27/2029
(k)
$ 200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(k)
1,559 1,612
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(k)
EUR 200 204
3 Month Euro Interbank Offered Rate +
0.72%
2.48%, 09/16/2036
(k)
$ 886 755
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(k)
200 175
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(k)
1,111 843
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 2,057 2,022
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 354 339
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 198
4.65%, 10/18/2030
(k)
294 295
Secured Overnight Financing Rate + 1.10%
5.17%, 01/16/2030
(k)
1,969 2,009
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(k)
100 102
Secured Overnight Financing Rate + 1.11%
5.30%, 04/20/2037
(k)
1,050 1,050
Secured Overnight Financing Rate + 2.62%
5.32%, 07/19/2035 594 601
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(k)
100 102
Secured Overnight Financing Rate + 1.88%
5.52%, 11/19/2055
(k)
621 608
Secured Overnight Financing Rate + 1.71%
5.60%, 03/24/2051
(k)
200 197
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(k)
GBP 100 138
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(k)
$ 100 105
Secured Overnight Financing Rate + 1.58%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.94%, 02/07/2039 $ 1,351 $ 1,395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.63%, 11/01/2034
(k)
100 110
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 301
5.50%, 05/26/2028
(k)
460 468
Secured Overnight Financing Rate + 0.87%
National Australia Bank Ltd
2.13%, 05/24/2028 EUR 100 113
2.33%, 08/21/2030
(j)
$ 250 221
National Bank of Canada
5.43%, 08/16/2032
(k)
CAD 100 75
Canadian Overnight Repo Rate Average +
2.32%
National Bank of Uzbekistan
7.20%, 07/17/2030 $ 725 733
8.50%, 07/05/2029 2,200 2,331
NatWest Group PLC
1.64%, 06/14/2027
(k)
709 691
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(k)
GBP 100 125
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(k)
$ 2,320 2,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
4.60%, 06/28/2031
(h),(k),(n)
800 711
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.77%, 02/16/2029
(k)
EUR 100 120
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(k)
$ 986 997
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.02%, 03/02/2034
(k)
200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
7.30%, 11/19/2034
(h),(k),(n)
400 413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(h),(k),(n)
500 548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
NatWest Markets PLC
4.79%, 03/21/2028
(j)
341 344
Nordea Bank Abp
2.88%, 08/24/2032 EUR 100 112
5.38%, 09/22/2027
(j)
$ 970 988
Northern Trust Corp
3.15%, 05/03/2029 100 96
Nykredit Realkredit AS
4.00%, 07/17/2028 EUR 100 119
OP Corporate Bank plc
0.38%, 06/16/2028 100 107
OTP Bank Nyrt
4.25%, 10/16/2030
(k)
100 117
3 Month Euro Interbank Offered Rate +
1.95%
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 $ 200 197
4.63%, 06/06/2033
(k)
100 97
Secured Overnight Financing Rate + 1.85%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.07%, 01/24/2034
(k)
$ 100 $ 100
Secured Overnight Financing Rate + 1.93%
5.49%, 05/14/2030
(k)
100 104
Secured Overnight Financing Rate + 1.20%
6.20%, 09/15/2027
(h),(k)
500 505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(h),(i),(k)
1,800 1,821
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(k)
EUR 100 108
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.50%, 09/06/2035
(k)
$ 536 540
Secured Overnight Financing Rate + 2.06%
5.72%, 06/06/2030
(k)
708 732
Secured Overnight Financing Rate + 1.49%
7.38%, 12/10/2037
(i)
1,240 1,393
Royal Bank of Canada
1.40%, 11/02/2026 200 193
2.13%, 04/26/2029 EUR 100 112
2.14%, 11/03/2031
(k)
CAD 100 71
Canadian Dollar Offered Rate 3 Month +
0.61%
2.94%, 05/03/2032
(k)
150 107
Canadian Dollar Offered Rate 3 Month +
0.76%
4.21%, 07/03/2035
(k)
100 72
Canadian Overnight Repo Rate Average
Compounded Index + 1.51%
4.72%, 03/27/2028
(k)
$ 1,204 1,209
Secured Overnight Financing Rate + 0.81%
5.15%, 02/01/2034 200 205
6.35%, 11/24/2084
(k)
2,600 2,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.75%, 08/24/2085
(k)
400 404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(k)
500 520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Santander Holdings USA Inc
3.24%, 10/05/2026 100 98
6.57%, 06/12/2029
(k)
100 105
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(k)
200 208
Secured Overnight Financing Rate + 2.60%
Skandinaviska Enskilda Banken AB
3.75%, 02/07/2028 EUR 125 147
Societe Generale SA
0.50%, 06/12/2029
(k)
100 107
3 Month Euro Interbank Offered Rate +
0.95%
2.63%, 05/30/2029 100 114
3.63%, 03/01/2041
(j)
$ 200 144
3.75%, 05/17/2035
(k)
EUR 100 114
Euribor Swap Rate 5 Year + 1.65%
5.25%, 09/06/2032
(k)
100 120
EUR Swap Annual (VS 6 Month) 5 Year +
3.10%
8.50%, 03/25/2034
(h),(j),(k),(n)
$ 600 636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA (continued)
10.00%, 11/14/2028
(h),(j),(k),(n)
$ 200 $ 220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
3.27%, 02/18/2036
(j),(k)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(h),(k),(n)
1,575 1,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(k)
EUR 100 123
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
7.63%, 01/16/2032
(h),(i),(j),(k),(n)
$ 2,000 2,075
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
4.14%, 12/03/2029
(k)
200 199
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
6.70%, 03/15/2029
(h),(k)
500 516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(h),(i),(k)
2,800 2,904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
4.95%, 07/08/2033
(k)
1,323 1,324
Secured Overnight Financing Rate + 1.38%
5.81%, 09/14/2033
(i)
200 212
5.84%, 07/09/2044 443 448
5.88%, 07/13/2026 200 203
6.18%, 07/13/2043 100 106
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(j)
200 195
4.45%, 09/10/2027
(j)
763 763
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 223
Swedbank AB
0.20%, 01/12/2028 200 216
1.54%, 11/16/2026
(j)
$ 1,805 1,743
7.75%, 03/17/2030
(h),(k),(n)
200 212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
511 501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 200 195
2.00%, 09/10/2031
(i)
100 87
2.55%, 08/03/2027 EUR 100 114
4.42%, 10/31/2035
(k)
CAD 100 73
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.48%, 01/18/2028 200 148
4.68%, 01/08/2029 200 150
8.13%, 10/31/2082
(k)
$ 1,300 1,370
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Bank
4.42%, 07/24/2028
(k)
627 626
Secured Overnight Financing Rate + 0.77%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
3.88%, 03/19/2029 $ 100 $ 97
5.10%, 03/01/2030
(h),(k)
500 492
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.71%, 01/24/2035
(k)
100 103
Secured Overnight Financing Rate + 1.92%
6.67%, 09/01/2025
(h),(k)
4,500 4,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS AG/Stamford CT
1.25%, 08/07/2026 300 291
7.50%, 02/15/2028 873 938
UBS Group AG
0.88%, 11/03/2031 EUR 200 198
1.49%, 08/10/2027
(j),(k)
$ 985 954
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
3.87%, 01/12/2029
(j),(k)
400 394
3 Month USD LIBOR + 1.41%
4.38%, 02/10/2031
(h),(j),(k),(n)
1,200 1,076
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.63%, 03/17/2028
(k)
EUR 200 236
Euribor Swap Rate 1 Year + 1.15%
4.88%, 05/15/2045 $ 250 226
5.43%, 02/08/2030
(j),(k)
958 982
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
5.58%, 05/09/2036
(j),(k)
271 276
Secured Overnight Financing Rate + 1.76%
6.60%, 08/05/2030
(h),(j),(k),(n),(o)
400 399
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
6.88%, 08/07/2025
(h),(k),(n)
1,350 1,350
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
9.02%, 11/15/2033
(j),(k)
330 409
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 102
3.80%, 01/16/2033
(k)
150 174
3 Month Euro Interbank Offered Rate +
1.40%
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 129
US Bancorp
1.38%, 07/22/2030 $ 100 86
2.49%, 11/03/2036
(k)
2,959 2,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 94
3.70%, 01/15/2027
(h),(k)
7,000 6,729
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.84%, 06/12/2034
(k)
200 210
Secured Overnight Financing Rate + 2.26%
Wells Fargo & Co
1.00%, 02/02/2027 EUR 200 224
2.50%, 05/02/2029 GBP 100 123
2.57%, 02/11/2031
(k)
$ 614 563
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(k)
413 386
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,484 1,119
Secured Overnight Financing Rate + 5.06%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
3.53%, 03/24/2028
(k)
$ 100 $ 98
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 79
3.90%, 03/15/2026
(h),(k)
4,000 3,963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 198
4.48%, 04/04/2031
(k)
200 199
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(k)
100 85
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 275 237
5.39%, 04/24/2034
(k)
685 701
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(k)
282 289
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(k)
100 103
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(k)
200 206
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 649 631
5.71%, 04/22/2028
(k)
2,861 2,917
Secured Overnight Financing Rate + 1.07%
Wells Fargo Bank NA
6.60%, 01/15/2038 250 276
Westpac Banking Corp
2.96%, 11/16/2040 50 37
3.02%, 11/18/2036
(k)
100 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
5.46%, 11/18/2027 200 205
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 167
Zions Bancorp NA
3.25%, 10/29/2029
(i)
$ 2,884 2,653
6.82%, 11/19/2035
(k)
1,042 1,088
Secured Overnight Financing Rate + 2.83%
$ 295,233
Beverages - 0.27%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 100 97
4.90%, 02/01/2046 1,373 1,255
Anheuser-Busch InBev SA/NV
2.75%, 03/17/2036 EUR 100 107
2.88%, 04/02/2032 100 112
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 80 71
5.00%, 06/15/2034
(i)
100 101
5.45%, 01/23/2039 100 101
5.55%, 01/23/2049 25 25
5.80%, 01/23/2059 100 101
Bacardi Ltd
5.15%, 05/15/2038 100 93
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 82
Coca-Cola Co/The
0.95%, 05/06/2036 100 89
1.50%, 03/05/2028 $ 200 188
1.65%, 06/01/2030 200 177
2.50%, 03/15/2051 100 59
5.20%, 01/14/2055 50 48
Constellation Brands Inc
4.35%, 05/09/2027 399 398
4.90%, 05/01/2033 50 50

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 $ 110
2.75%, 06/08/2038 GBP 100 99
Heineken NV
1.50%, 10/03/2029 EUR 100 109
1.75%, 03/17/2031 100 107
JDE Peet's NV
0.63%, 02/09/2028 100 109
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 73
Molson Coors Beverage Co
3.00%, 07/15/2026 200 197
PepsiCo Inc
3.00%, 10/15/2027 250 244
3.38%, 07/29/2049 200 142
3.60%, 02/18/2028 494 488
4.00%, 03/05/2042 257 217
4.45%, 02/07/2028
(i)
718 724
4.65%, 07/23/2032 648 647
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 108
$ 6,528
Biotechnology - 0.34%
Amgen Inc
3.15%, 02/21/2040 $ 1,548 1,186
4.05%, 08/18/2029 200 197
4.40%, 05/01/2045 244 206
4.40%, 02/22/2062 50 39
4.66%, 06/15/2051 200 169
5.15%, 03/02/2028 647 659
5.25%, 03/02/2030 282 290
5.25%, 03/02/2033 200 204
5.60%, 03/02/2043 50 49
5.65%, 03/02/2053 939 908
5.75%, 03/02/2063 487 467
Biogen Inc
3.15%, 05/01/2050 100 62
6.45%, 05/15/2055 590 604
CSL Finance PLC
4.63%, 04/27/2042
(j)
100 89
Gilead Sciences Inc
4.15%, 03/01/2047 200 163
4.80%, 11/15/2029 717 729
5.10%, 06/15/2035 476 479
5.25%, 10/15/2033 100 103
Royalty Pharma PLC
2.15%, 09/02/2031 1,182 1,013
3.35%, 09/02/2051 100 65
5.15%, 09/02/2029 404 411
$ 8,092
Building Materials - 0.83%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(j)
1,880 1,995
Amrize Finance US LLC
7.13%, 07/15/2036
(j)
50 57
Carrier Global Corp
3.38%, 04/05/2040 976 770
3.58%, 04/05/2050 100 73
4.13%, 05/29/2028 EUR 100 119
Cemex SAB de CV
7.20%, 06/10/2030
(h),(j),(k)
$ 1,450 1,480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Cie de Saint-Gobain SA
2.38%, 10/04/2027 EUR 100 114
3.50%, 01/18/2029 100 117
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
CRH SMW Finance DAC
4.25%, 07/11/2035 EUR 100 $ 119
5.13%, 01/09/2030 $ 200 204
5.20%, 05/21/2029 1,692 1,735
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 EUR 175 195
Johnson Controls International plc
4.25%, 05/23/2035 100 121
Lennox International Inc
5.50%, 09/15/2028 $ 946 971
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 1,750 1,776
Martin Marietta Materials Inc
2.40%, 07/15/2031 630 554
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(j)
5,850 4,441
Owens Corning
3.95%, 08/15/2029 100 98
5.50%, 06/15/2027 396 403
Quikrete Holdings Inc
6.38%, 03/01/2032
(j)
890 913
6.75%, 03/01/2033
(j)
1,440 1,477
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(j)
2,125 2,118
Trane Technologies Financing Ltd
3.80%, 03/21/2029 50 49
Vulcan Materials Co
3.50%, 06/01/2030 100 95
$ 19,994
Chemicals - 0.66%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 99
Air Products and Chemicals Inc
3.25%, 06/16/2032 100 114
Akzo Nobel NV
2.00%, 03/28/2032 100 105
Albemarle Corp
5.05%, 06/01/2032 $ 100 96
BASF SE
4.50%, 03/08/2035 EUR 100 122
CF Industries Inc
5.38%, 03/15/2044 $ 1,167 1,089
Dow Chemical Co/The
4.80%, 05/15/2049 100 80
DuPont de Nemours Inc
5.32%, 11/15/2038 30 31
Eastman Chemical Co
5.75%, 03/08/2033 758 787
Ecolab Inc
2.70%, 12/15/2051 1,038 632
3.95%, 12/01/2047 100 79
4.30%, 06/15/2028 346 347
5.25%, 01/15/2028 609 624
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 58
LANXESS AG
0.63%, 12/01/2029 EUR 100 102
Linde PLC
0.38%, 09/30/2033 100 93
1.00%, 03/31/2027 100 112
2.63%, 02/18/2029 100 114
LYB International Finance BV
4.88%, 03/15/2044 $ 50 42
LYB International Finance III LLC
6.15%, 05/15/2035 50 51
Nutrien Ltd
2.95%, 05/13/2030 250 232
5.20%, 06/21/2027 428 433

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(i)
$ 200 $ 166
RPM International Inc
2.95%, 01/15/2032 244 217
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(j)
7,910 7,820
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 86
4.80%, 09/01/2031 393 396
5.15%, 08/15/2035 1,033 1,030
Westlake Corp
2.88%, 08/15/2041 100 67
3.38%, 08/15/2061 947 557
Yara International ASA
4.75%, 06/01/2028
(j)
100 100
$ 15,881
Coal - 0.20%
SunCoke Energy Inc
4.88%, 06/30/2029
(j)
5,275 4,824
Commercial Mortgage Backed Securities - 1.28%
Bayview Commercial Asset Trust 2005-3
4.95%, 11/25/2035
(j)
480 459
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
5.07%, 11/25/2035
(j)
369 357
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
4.81%, 07/25/2036
(j)
344 328
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2006-3
4.84%, 10/25/2036
(j)
115 110
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.49%
Bayview Commercial Asset Trust 2006-4
4.81%, 12/25/2036
(j)
583 559
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2007-4
5.14%, 09/25/2037
(j)
579 542
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
Bayview Commercial Asset Trust 2008-2
8.22%, 04/25/2038
(j)
517 509
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.86%
BBCMS 2018-TALL Mortgage Trust
5.26%, 03/15/2037
(j)
1,470 1,397
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 390 359
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 3,560 3,451
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 1,450 1,253
Benchmark 2021-B27 Mortgage Trust
2.39%, 07/15/2054 464 401
Benchmark 2022-B32 Mortgage Trust
3.00%, 01/15/2055
(l)
426 373
Benchmark 2022-B33 Mortgage Trust
3.46%, 03/15/2055 405 369
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(l)
2,641 2,415
BX Commercial Mortgage Trust 2020-VIV2
3.54%, 03/09/2044
(j),(l)
200 184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(j)
$ 1,500 $ 1,368
BX Trust 2019-OC11
3.94%, 12/09/2041
(j),(l)
1,750 1,631
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,107 2,048
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(j)
1,484 1,554
FRESB 2019-SB63 Mortgage Trust
1.27%, 04/25/2039
(l),(p)
9,521 343
FRESB 2020-SB76 Mortgage Trust
0.00%, 05/25/2030
(d),(l),(p)
5,691 205
FRESB 2020-SB77 Mortgage Trust
0.12%, 06/25/2040
(l),(p)
17,901 590
Grace Trust 2020-GRCE
2.35%, 12/10/2040
(j)
1,072 937
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(j),(l)
2,000 1,867
Harvest Commercial Capital Loan Trust 2020-1
5.96%, 04/25/2052
(j),(l)
270 266
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,913 1,930
Houston Galleria Mall Trust 2025-HGLR
5.64%, 02/05/2045
(j),(l)
1,084 1,100
JP Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.99%, 10/05/2039
(j),(l)
1,007 1,022
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(j)
1,400 1,225
ROCK Trust 2024-CNTR
5.39%, 11/13/2041
(j)
225 229
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052 540 504
WFRBS Commercial Mortgage Trust 2014-C21
4.21%, 08/15/2047
(l)
215 207
4.23%, 08/15/2047
(l)
737 697
$ 30,789
Commercial Services - 2.38%
Abertis France SAS
1.63%, 09/18/2029 EUR 100 108
Abertis Infraestructuras SA
4.13%, 01/31/2028 100 118
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,680 2,395
AMN Healthcare Inc
4.63%, 10/01/2027
(j)
2,325 2,273
APRR SA
1.25%, 01/18/2028 EUR 100 111
Ashtead Capital Inc
4.25%, 11/01/2029
(j)
$ 200 195
ASTM SpA
1.00%, 11/25/2026 EUR 100 112
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 100 112
2.75%, 09/02/2032 100 111
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 124
Block Financial LLC
3.88%, 08/15/2030 $ 100 95
Champions Financing Inc
8.75%, 02/15/2029
(i),(j)
2,550 2,361
Duke University
2.76%, 10/01/2050 100 63
Edenred SE
3.63%, 12/13/2026 EUR 100 116
EquipmentShare.com Inc
8.00%, 03/15/2033
(j)
$ 1,700 1,775
8.63%, 05/15/2032
(j)
2,525 2,688

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
ERAC USA Finance LLC
4.90%, 05/01/2033
(j)
$ 100 $ 100
Ford Foundation/The
2.82%, 06/01/2070 1,090 599
Global Payments Inc
2.90%, 11/15/2031 100 88
GXO Logistics Inc
6.25%, 05/06/2029 569 592
Herc Holdings Inc
7.00%, 06/15/2030
(j)
425 439
7.25%, 06/15/2033
(j)
700 725
Massachusetts Institute of Technology
3.07%, 04/01/2052 100 67
Moody's Corp
2.75%, 08/19/2041 100 70
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 112
3.63%, 07/24/2029 EUR 100 117
PayPal Holdings Inc
5.05%, 06/01/2052 $ 100 91
President and Fellows of Harvard College
3.75%, 11/15/2052 100 76
PROG Holdings Inc
6.00%, 11/15/2029
(j)
4,150 4,005
Quanta Services Inc
2.35%, 01/15/2032 697 601
2.90%, 10/01/2030 702 645
3.05%, 10/01/2041 603 431
5.25%, 08/09/2034 823 832
RELX Finance BV
0.50%, 03/10/2028 EUR 100 109
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 117
S&P Global Inc
2.70%, 03/01/2029 $ 737 697
3.70%, 03/01/2052 100 75
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(j)
1,250 1,291
Sotheby's
7.38%, 10/15/2027
(j)
7,150 7,006
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 71
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 35
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 114
4.56%, 11/14/2028 CAD 100 73
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 58
Triton Container International Ltd
3.15%, 06/15/2031
(j)
$ 2,148 1,864
Triton Container International Ltd / TAL
International Container Corp
3.25%, 03/15/2032 697 611
University of Miami
4.06%, 04/01/2052
(i)
50 39
University of Southern California
4.98%, 10/01/2053 50 46
Upbound Group Inc
6.38%, 02/15/2029
(j)
4,575 4,461
VT Topco Inc
8.50%, 08/15/2030
(j)
5,495 5,851
Wand NewCo 3 Inc
7.63%, 01/30/2032
(j)
6,145 6,452
WEX Inc
6.50%, 03/15/2033
(j)
5,525 5,596
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 $ 103
Worldline SA/France
0.88%, 06/30/2027 100 104
$ 57,120
Computers - 0.73%
Accenture Capital Inc
4.50%, 10/04/2034 $ 488 472
Apple Inc
1.38%, 05/24/2029 EUR 100 110
1.40%, 08/05/2028 $ 1,632 1,509
1.65%, 02/08/2031 100 87
2.65%, 05/11/2050 1,189 740
2.70%, 08/05/2051 435 271
2.85%, 08/05/2061 200 119
3.35%, 08/08/2032
(i)
200 188
3.95%, 08/08/2052 100 79
4.15%, 05/10/2030 100 100
4.38%, 05/13/2045 668 588
4.45%, 05/06/2044 100 91
ASGN Inc
4.63%, 05/15/2028
(j)
2,075 2,020
Booz Allen Hamilton Inc
5.95%, 08/04/2033 100 103
5.95%, 04/15/2035 515 526
Capgemini SE
2.00%, 04/15/2029 EUR 100 111
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,067 800
4.35%, 02/01/2030 1,199 1,186
4.75%, 04/01/2028 1,046 1,054
5.25%, 02/01/2028 100 102
5.75%, 02/01/2033 150 157
8.10%, 07/15/2036 892 1,073
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 426 426
5.25%, 07/01/2028 100 102
5.60%, 10/15/2054 50 46
HP Inc
5.50%, 01/15/2033 100 102
IBM International Capital Pte Ltd
4.75%, 02/05/2031 2,317 2,334
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 105
2.20%, 02/09/2027 $ 200 194
3.38%, 02/06/2027 EUR 100 116
4.00%, 02/06/2043 100 113
5.10%, 02/06/2053 $ 100 91
5.20%, 02/10/2035 100 101
Kyndryl Holdings Inc
3.15%, 10/15/2031 626 561
4.10%, 10/15/2041 50 39
Leidos Inc
4.38%, 05/15/2030 829 815
5.50%, 03/15/2035 738 746
Teleperformance SE
4.25%, 01/21/2030 EUR 100 118
Western Digital Corp
2.85%, 02/01/2029 $ 100 93
$ 17,588
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 100 88
Reckitt Benckiser Treasury Services PLC
3.63%, 09/14/2028 EUR 100 117
$ 205

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.13%
Estee Lauder Cos Inc/The
5.15%, 05/15/2053
(i)
$ 100 $ 96
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 104
Haleon US Capital LLC
4.00%, 03/24/2052 $ 1,550 1,184
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
15,607 —
Kenvue Inc
4.85%, 05/22/2032 648 653
5.10%, 03/22/2043 100 96
L'Oreal SA
5.00%, 05/20/2035
(j)
473 477
Procter & Gamble Co/The
3.25%, 08/02/2026 EUR 100 115
4.05%, 01/26/2033 $ 200 197
Unilever Capital Corp
5.00%, 12/08/2033 100 102
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 100 106
$ 3,130
Credit Card Asset Backed Securities - 0.44%
American Express Credit Account Master Trust
3.75%, 08/15/2027 $ 1,535 1,534
4.65%, 07/15/2029 1,305 1,315
BA Credit Card Trust
5.00%, 04/15/2028 1,850 1,853
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 1,250 1,253
Discover Card Execution Note Trust
4.31%, 03/15/2028 2,405 2,403
5.03%, 10/15/2027 2,165 2,167
$ 10,525
Distribution & Wholesale - 0.10%
RB Global Holdings Inc
7.75%, 03/15/2031
(j)
925 969
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(j)
825 824
7.00%, 10/28/2029 700 700
$ 2,493
Diversified Financial Services - 3.52%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 136
3.85%, 10/29/2041 150 120
Air Lease Corp
5.30%, 02/01/2028 150 153
5.85%, 12/15/2027 200 206
Ally Financial Inc
6.18%, 07/26/2035
(k)
100 102
Secured Overnight Financing Rate + 2.29%
6.70%, 02/14/2033 2,200 2,285
American Express Co
3.13%, 05/20/2026 100 99
3.43%, 05/20/2032
(k)
EUR 100 115
3 Month Euro Interbank Offered Rate +
1.10%
3.55%, 09/15/2026
(h),(k)
$ 7,500 7,330
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.92%, 07/20/2033
(k)
435 436
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031 705 720
Secured Overnight Financing Rate + 2.04%
5.10%, 02/16/2028
(k)
1,844 1,861
Secured Overnight Financing Rate + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co (continued)
5.28%, 07/27/2029
(k)
$ 150 $ 154
Secured Overnight Financing Rate + 1.28%
5.67%, 04/25/2036 613 636
Secured Overnight Financing Rate + 3.58%
Apollo Global Management Inc
6.00%, 12/15/2054
(i),(k)
50 49
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
6.25%, 04/15/2028
(j)
100 104
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(j)
200 191
Azorra Finance Ltd
7.75%, 04/15/2030
(j)
3,975 4,140
Blackstone Holdings Finance Co LLC
3.50%, 06/01/2034 EUR 100 115
Blue Owl Finance LLC
3.13%, 06/10/2031 $ 100 89
Bread Financial Holdings Inc
8.38%, 06/15/2035
(j),(k)
1,850 1,911
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
9.75%, 03/15/2029
(j)
3,000 3,218
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(j)
5,675 6,001
Cantor Fitzgerald LP
4.50%, 04/14/2027
(j)
100 99
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 109
3.80%, 01/31/2028 $ 100 99
3.95%, 09/01/2026
(h),(i),(k)
500 488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.10%, 02/09/2027 200 199
4.93%, 05/10/2028
(k)
150 151
Secured Overnight Financing Rate + 2.06%
5.88%, 07/26/2035
(i),(k)
100 103
Secured Overnight Financing Rate + 1.99%
Charles Schwab Corp/The
1.15%, 05/13/2026 100 97
3.30%, 04/01/2027
(i)
100 98
4.00%, 06/01/2026
(h),(k)
5,000 4,929
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(k)
100 103
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(k)
100 108
Secured Overnight Financing Rate + 2.01%
CI Financial Corp
3.20%, 12/17/2030 100 89
4.75%, 04/03/2028 CAD 50 36
CME Group Inc
5.30%, 09/15/2043 $ 100 99
Credit Acceptance Corp
9.25%, 12/15/2028
(j)
4,475 4,733
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(j)
800 788
EZCORP Inc
7.38%, 04/01/2032
(j)
1,020 1,062
Focus Financial Partners LLC
6.75%, 09/15/2031
(j)
2,890 2,953
goeasy Ltd
6.88%, 05/15/2030
(j)
1,650 1,653

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 100 $ 83
3.00%, 09/15/2060 100 60
4.95%, 06/15/2052 816 732
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 87
Lazard Group LLC
4.38%, 03/11/2029 100 99
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 100 107
Mastercard Inc
1.90%, 03/15/2031 $ 200 175
4.35%, 01/15/2032 877 869
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 94
5.35%, 06/28/2028 $ 100 103
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(j)
425 424
6.50%, 08/01/2029
(j)
2,600 2,659
7.13%, 02/01/2032
(j)
575 600
Nomura Holdings Inc
3.00%, 01/22/2032 200 178
7.00%, 07/15/2030
(h),(k),(n)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
OneMain Finance Corp
4.00%, 09/15/2030 1,300 1,191
7.13%, 11/15/2031 1,425 1,471
7.50%, 05/15/2031 1,925 2,006
7.88%, 03/15/2030 2,500 2,632
ORIX Corp
5.20%, 09/13/2032
(i)
50 51
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(j)
4,750 4,738
Raymond James Financial Inc
4.65%, 04/01/2030 200 202
Rfna LP
7.88%, 02/15/2030
(j)
3,475 3,530
Rocket Cos Inc
6.13%, 08/01/2030
(j)
500 507
6.38%, 08/01/2033
(j)
1,100 1,122
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(j)
3,475 3,205
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 67
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,789
Stonex Escrow Issuer LLC
6.88%, 07/15/2032
(j)
2,525 2,570
StoneX Group Inc
7.88%, 03/01/2031
(j)
1,850 1,944
Synchrony Financial
2.88%, 10/28/2031 100 87
5.15%, 03/19/2029 1,174 1,179
5.45%, 03/06/2031
(k)
378 381
Secured Overnight Financing Rate + 1.68%
USAA Capital Corp
4.38%, 06/01/2028
(j)
775 777
Visa Inc
2.05%, 04/15/2030 100 91
3.65%, 09/15/2047 100 77
Voya Financial Inc
5.00%, 09/20/2034 341 333
$ 84,590
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2.48%
AEP Transmission Co LLC
4.50%, 06/15/2052 $ 357 $ 299
AES Corp/The
2.45%, 01/15/2031
(i)
228 202
5.45%, 06/01/2028 629 639
Alabama Power Co
3.00%, 03/15/2052 150 97
Algonquin Power & Utilities Corp
5.37%, 06/15/2026
(l)
316 318
AltaLink LP
4.87%, 11/15/2040 CAD 100 73
Ameren Corp
5.70%, 12/01/2026 $ 378 383
Ameren Illinois Co
3.85%, 09/01/2032 100 94
American Electric Power Co Inc
6.95%, 12/15/2054
(k)
600 633
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(i),(k)
800 835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 119
Appalachian Power Co
4.50%, 03/01/2049 $ 100 81
7.00%, 04/01/2038 100 111
Arizona Public Service Co
4.50%, 04/01/2042 100 85
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 100 62
AusNet Services Holdings Pty Ltd
2.60%, 07/31/2029 100 60
Avangrid Inc
3.80%, 06/01/2029 $ 100 97
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 96
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 79
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 79
Bruce Power LP
4.70%, 12/21/2027 100 74
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035 $ 100 99
5.20%, 10/01/2028 150 154
CenterPoint Energy Inc
2.65%, 06/01/2031 100 89
6.85%, 02/15/2055
(k)
50 52
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
CMS Energy Corp
3.75%, 12/01/2050
(k)
502 451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
828 797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.65%, 01/24/2033
(j)
1,125 1,135
Comision Federal de Electricidad
5.00%, 09/29/2036 1,394 1,233
Commonwealth Edison Co
3.80%, 10/01/2042 100 79
5.95%, 06/01/2055 185 192
Connecticut Light and Power Co/The
4.95%, 08/15/2034 100 100

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
4.13%, 05/15/2049 $ 703 $ 553
4.45%, 03/15/2044 365 315
4.50%, 12/01/2045 528 451
4.50%, 05/15/2058 100 81
4.63%, 12/01/2054 100 84
Constellation Energy Generation LLC
5.80%, 03/01/2033 100 106
Consumers Energy Co
3.60%, 08/15/2032
(i)
100 93
4.90%, 02/15/2029 100 102
Dominion Energy Inc
3.38%, 04/01/2030 100 95
4.85%, 08/15/2052 100 85
6.63%, 05/15/2055 1,050 1,076
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
DTE Electric Co
3.95%, 03/01/2049 1,050 824
4.05%, 05/15/2048 100 80
DTE Energy Co
4.88%, 06/01/2028 665 672
Duke Energy Carolinas LLC
3.55%, 03/15/2052 402 288
5.25%, 03/15/2035 100 102
5.40%, 01/15/2054 247 238
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 115
3.75%, 09/01/2046 $ 50 37
5.00%, 12/08/2027 200 203
5.80%, 06/15/2054 521 509
6.45%, 09/01/2054
(k)
50 51
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 342 352
Duke Energy Indiana LLC
3.25%, 10/01/2049 100 68
5.40%, 04/01/2053 100 95
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 49
5.65%, 04/01/2053 260 257
Duke Energy Progress LLC
2.50%, 08/15/2050 100 58
4.00%, 04/01/2052 545 417
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(j)
100 88
E.ON International Finance BV
5.88%, 10/30/2037 GBP 100 133
E.ON SE
3.50%, 10/26/2037 EUR 100 113
Eastern European Electric Co BV
6.50%, 05/15/2030
(j)
675 795
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 97
Edison International
5.25%, 11/15/2028 $ 100 99
EDP Finance BV
3.88%, 03/11/2030 EUR 100 119
Emera US Finance LP
2.64%, 06/15/2031 $ 100 88
4.75%, 06/15/2046 784 647
Enel Americas SA
4.00%, 10/25/2026 100 99
Enel Finance International NV
3.50%, 04/06/2028
(j)
347 338
4.50%, 02/20/2043 EUR 100 116
4.75%, 05/25/2047
(j)
$ 283 239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Enel Finance International NV (continued)
5.13%, 06/26/2029
(j)
$ 475 $ 482
6.80%, 09/15/2037
(j)
100 111
Enel SpA
4.25%, 01/14/2030
(h),(k)
EUR 100 117
Euribor Swap Rate 5 Year + 2.01%
Energo-Pro AS
8.00%, 05/27/2030
(j)
2,550 3,075
Engie SA
2.13%, 03/30/2032 200 213
4.25%, 01/11/2043 100 113
5.25%, 04/10/2029
(j)
$ 498 508
Entergy Arkansas LLC
4.20%, 04/01/2049 100 79
Entergy Louisiana LLC
2.35%, 06/15/2032 100 86
Entergy Mississippi LLC
3.85%, 06/01/2049 415 308
Entergy Texas Inc
4.50%, 03/30/2039 1,550 1,406
5.25%, 04/15/2035 359 362
5.55%, 09/15/2054 50 48
Eurogrid GmbH
0.74%, 04/21/2033 EUR 100 93
Evergy Kansas Central Inc
4.70%, 03/13/2028 $ 236 238
Evergy Metro Inc
4.20%, 06/15/2047 100 80
Eversource Energy
3.45%, 01/15/2050 100 70
Exelon Corp
3.40%, 04/15/2026 100 99
4.10%, 03/15/2052 100 76
6.50%, 03/15/2055
(k)
100 102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Corp
2.65%, 03/01/2030 100 92
3.40%, 03/01/2050 100 67
4.85%, 07/15/2047 660 561
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(j)
1,039 1,058
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(j)
1,298 1,084
Florida Power & Light Co
3.99%, 03/01/2049 100 78
4.05%, 10/01/2044 100 82
5.15%, 06/15/2029 878 904
5.30%, 06/15/2034 150 154
5.70%, 03/15/2055
(i)
50 50
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 67
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 $ 525 508
Georgia Power Co
3.25%, 03/15/2051 1,070 731
Hydro One Inc
3.63%, 06/25/2049 CAD 100 60
4.25%, 01/04/2035 100 72
Iberdrola Finanzas SA
1.62%, 11/29/2029 EUR 100 110
4.88%, 04/25/2028
(h),(k)
100 119
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Indianapolis Power & Light Co
5.70%, 04/01/2054
(j)
$ 50 49
Interstate Power and Light Co
3.50%, 09/30/2049 714 500

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
ITC Holdings Corp
3.35%, 11/15/2027 $ 100 $ 97
Kentucky Power Co
7.00%, 11/15/2033
(j)
1,243 1,331
Kentucky Utilities Co
5.13%, 11/01/2040 100 97
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(j)
462 405
Lightning Power LLC
7.25%, 08/15/2032
(j)
1,675 1,751
MidAmerican Energy Co
5.30%, 02/01/2055 50 47
5.35%, 01/15/2034 50 51
5.85%, 09/15/2054 50 51
Narragansett Electric Co/The
5.35%, 05/01/2034
(j)
606 613
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 136
National Grid PLC
0.25%, 09/01/2028 EUR 100 106
0.55%, 09/18/2029 100 104
National Rural Utilities Cooperative Finance Corp
4.12%, 09/16/2027 $ 983 980
4.75%, 02/07/2028 673 679
Naturgy Finance Iberia SA
1.50%, 01/29/2028 EUR 100 111
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 61
Nevada Power Co
3.13%, 08/01/2050 $ 100 64
New England Power Co
3.80%, 12/05/2047
(j)
100 76
New York State Electric & Gas Corp
5.85%, 08/15/2033
(j)
591 620
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 193
4.69%, 09/01/2027
(o)
438 440
5.30%, 03/15/2032 941 966
5.65%, 05/01/2079
(k)
100 99
3 Month USD LIBOR + 3.16%
5.90%, 03/15/2055 775 773
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(j)
50 48
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 50
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 60
NRG Energy Inc
7.00%, 03/15/2033
(j)
50 55
Oglethorpe Power Corp
3.75%, 08/01/2050 100 71
Oklahoma Gas and Electric Co
3.25%, 04/01/2030
(i)
100 94
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 73
4.15%, 06/01/2032 573 551
5.75%, 03/15/2029 200 208
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 147
3.30%, 08/01/2040 150 110
3.95%, 12/01/2047
(i)
304 218
4.30%, 03/15/2045 1,200 923
5.00%, 06/04/2028 50 50
6.10%, 01/15/2029 75 78
6.75%, 01/15/2053 100 104
PacifiCorp
4.10%, 02/01/2042 100 80
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Capital Funding Inc
5.25%, 09/01/2034 $ 312 $ 315
Public Service Co of Colorado
1.90%, 01/15/2031 100 87
2.70%, 01/15/2051 1,816 1,075
3.70%, 06/15/2028 681 671
4.10%, 06/15/2048 888 687
Public Service Co of Oklahoma
2.20%, 08/15/2031 804 696
5.45%, 01/15/2036 50 50
Public Service Electric and Gas Co
4.85%, 08/01/2034 410 409
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 87
Puget Energy Inc
4.10%, 06/15/2030 100 96
Puget Sound Energy Inc
5.69%, 06/15/2054 502 494
Red Electrica Financiaciones SA
1.25%, 03/13/2027 EUR 100 112
RWE AG
2.75%, 05/24/2030 100 114
RWE Finance US LLC
6.25%, 04/16/2054
(j)
$ 1,126 1,130
Saavi Energia Sarl
8.88%, 02/10/2035
(j)
2,175 2,264
San Diego Gas & Electric Co
4.95%, 08/15/2028 100 102
5.40%, 04/15/2035 50 51
Sempra
4.13%, 04/01/2052
(k)
75 72
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
6.55%, 04/01/2055
(k)
50 48
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
3.60%, 02/01/2045
(i)
100 70
5.95%, 11/01/2032 200 207
Southern Co/The
3.75%, 09/15/2051
(k)
2,000 1,968
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.85%, 06/15/2028 100 101
Southern Power Co
5.25%, 07/15/2043 100 94
Southwestern Public Service Co
6.00%, 06/01/2054 50 50
SSE PLC
4.00%, 01/21/2028
(h),(k)
EUR 100 116
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(j)
$ 475 481
Union Electric Co
3.25%, 10/01/2049 100 67
3.90%, 04/01/2052 496 375
Virginia Electric and Power Co
2.40%, 03/30/2032 150 130
4.60%, 12/01/2048 50 42
5.05%, 08/15/2034 100 100
5.55%, 08/15/2054 253 244
Vistra Operations Co LLC
6.95%, 10/15/2033
(j)
100 110
WEC Energy Group Inc
2.20%, 12/15/2028 100 93

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Power and Light Co
3.95%, 09/01/2032 $ 499 $ 471
5.38%, 03/30/2034 100 102
Xcel Energy Inc
5.45%, 08/15/2033 100 101
$ 59,589
Electrical Components & Equipment - 0.06%
Emerson Electric Co
0.88%, 10/15/2026
(i)
100 96
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 115
WESCO Distribution Inc
6.63%, 03/15/2032
(j)
$ 1,125 1,161
$ 1,372
Electronics - 0.22%
Allegion US Holding Co Inc
5.41%, 07/01/2032 567 582
5.60%, 05/29/2034 591 604
Honeywell International Inc
1.10%, 03/01/2027 100 95
1.95%, 06/01/2030 100 89
2.50%, 11/01/2026 100 98
4.50%, 01/15/2034 100 97
4.95%, 09/01/2031 591 603
5.35%, 03/01/2064 50 47
Keysight Technologies Inc
4.60%, 04/06/2027 100 100
Trimble Inc
6.10%, 03/15/2033 418 443
Tyco Electronics Group SA
5.00%, 05/09/2035 1,186 1,187
Vontier Corp
2.40%, 04/01/2028 100 94
2.95%, 04/01/2031 1,329 1,195
$ 5,234
Energy - Alternate Sources - 0.07%
FS Luxembourg Sarl
8.63%, 06/25/2033
(i),(j)
900 897
8.88%, 02/12/2031
(j)
633 657
8.88%, 02/12/2031 180 187
$ 1,741
Engineering & Construction - 0.61%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 75 41
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(j)
$ 200 206
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(j)
1,875 1,902
Bouygues SA
2.25%, 06/29/2029 EUR 200 224
Brundage-Bone Concrete Pumping Holdings Inc
7.50%, 02/01/2032
(j)
$ 1,400 1,394
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 103
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 77
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 99
HOCHTIEF AG
0.63%, 04/26/2029 100 106
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve
Kuzey Cevre Otoyolu Yatirim Ve I
7.54%, 10/31/2027 $ 1,850 1,866
IHS Holding Ltd
7.88%, 05/29/2030
(j)
1,500 1,519
8.25%, 11/29/2031 325 331
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
IHS Netherlands Holdco BV
8.00%, 09/18/2027 $ 1,684 $ 1,691
Jacobs Engineering Group Inc
6.35%, 08/18/2028 50 52
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(j)
2,125 2,135
MasTec Inc
5.90%, 06/15/2029 560 579
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(j)
2,025 2,073
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 120
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 166
$ 14,684
Entertainment - 1.25%
Caesars Entertainment Inc
4.63%, 10/15/2029
(j)
$ 2,025 1,914
7.00%, 02/15/2030
(j)
4,925 5,080
Cinemark USA Inc
5.25%, 07/15/2028
(j)
3,825 3,798
7.00%, 08/01/2032
(j)
825 852
Light & Wonder International Inc
7.50%, 09/01/2031
(j)
1,200 1,251
Rivers Enterprise Borrower LLC / Rivers Enterprise
Finance Corp
6.63%, 02/01/2033
(j)
3,675 3,710
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(j)
2,960 2,852
Six Flags Entertainment Corp /Six Flags Theme
Parks Inc/ Canada's Wonderland Co
6.63%, 05/01/2032
(j)
950 967
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(j)
2,925 2,893
Voyager Parent LLC
9.25%, 07/01/2032
(j)
3,525 3,729
Warnermedia Holdings Inc
4.28%, 03/15/2032 317 266
5.05%, 03/15/2042 1,076 719
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(j)
600 595
7.13%, 02/15/2031
(j)
1,350 1,436
$ 30,062
Environmental Control - 0.70%
Madison IAQ LLC
5.88%, 06/30/2029
(j)
8,118 7,904
Republic Services Inc
4.75%, 07/15/2030 940 954
5.00%, 04/01/2034 100 101
Reworld Holding Corp
4.88%, 12/01/2029
(j)
1,875 1,791
Waste Connections Inc
2.20%, 01/15/2032 1,334 1,152
2.60%, 02/01/2030 50 46
5.25%, 09/01/2035 309 313
Waste Management Inc
3.15%, 11/15/2027 100 98
4.63%, 02/15/2033 100 100
4.95%, 07/03/2027
(i)
870 882
Waste Pro USA Inc
7.00%, 02/01/2033
(j)
3,275 3,398
$ 16,739

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 1.90%
Aragvi Finance International DAC
11.13%, 11/20/2029
(j)
$ 2,325 $ 2,332
11.13%, 11/20/2029 575 577
Carrefour SA
1.88%, 10/30/2026 EUR 100 113
Conagra Brands Inc
4.85%, 11/01/2028 $ 100 100
5.00%, 08/01/2030 50 50
5.40%, 11/01/2048 429 378
7.00%, 10/01/2028 773 822
Danone SA
0.52%, 11/09/2030 EUR 100 101
Fiesta Purchaser Inc
7.88%, 03/01/2031
(j)
$ 4,690 4,956
9.63%, 09/15/2032
(j)
1,880 1,987
Froneri Lux FinCo SARL
4.75%, 08/01/2032
(j),(o)
EUR 2,700 3,104
General Mills Inc
4.20%, 04/17/2028 $ 100 100
Grupo Nutresa SA
8.00%, 05/12/2030
(j)
1,850 1,952
Hershey Co/The
4.55%, 02/24/2028 502 507
Hormel Foods Corp
1.70%, 06/03/2028 100 93
4.80%, 03/30/2027 793 798
J M Smucker Co/The
6.20%, 11/15/2033 50 53
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
6.38%, 04/15/2066
(j)
375 370
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
6.50%, 12/01/2052 50 51
Kellanova
7.45%, 04/01/2031 1,324 1,507
Kraft Heinz Foods Co
3.75%, 04/01/2030 50 48
3.88%, 05/15/2027 200 198
4.38%, 06/01/2046 1,648 1,309
5.20%, 03/15/2032 451 454
5.50%, 06/01/2050 100 90
Kroger Co/The
3.88%, 10/15/2046 258 195
4.65%, 01/15/2048 50 42
5.00%, 09/15/2034 405 401
5.50%, 09/15/2054 849 801
5.65%, 09/15/2064 1,302 1,228
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(j)
1,025 958
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 76
Mars Inc
3.95%, 04/01/2044
(j)
$ 100 81
4.65%, 04/20/2031
(j)
1,071 1,076
4.80%, 03/01/2030
(j)
50 51
5.65%, 05/01/2045
(j)
751 746
5.70%, 05/01/2055
(j)
552 544
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 104
Mondelez International Inc
0.25%, 03/17/2028 100 108
5.13%, 05/06/2035 $ 50 50
Nestle Finance International Ltd
1.25%, 03/29/2031 EUR 200 211
3.75%, 03/13/2033 100 120
Nestle Holdings Inc
2.63%, 09/14/2051
(j)
$ 150 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Performance Food Group Inc
6.13%, 09/15/2032
(j)
$ 1,075 $ 1,092
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 105
Post Holdings Inc
4.50%, 09/15/2031
(j)
4,800 4,437
4.63%, 04/15/2030
(j)
200 191
6.25%, 10/15/2034
(j)
990 991
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(j)
4,850 4,590
Smithfield Foods Inc
2.63%, 09/13/2031
(j)
100 86
Sysco Corp
4.45%, 03/15/2048 1,006 835
4.50%, 04/01/2046 969 815
5.10%, 09/23/2030 896 915
6.60%, 04/01/2050 50 54
Tesco Corporate Treasury Services PLC
2.75%, 04/27/2030 GBP 100 121
Tyson Foods Inc
5.10%, 09/28/2048 $ 100 89
US Foods Inc
4.63%, 06/01/2030
(j)
100 96
7.25%, 01/15/2032
(j)
2,101 2,189
Woolworths Group Ltd
5.91%, 11/29/2034 AUD 100 67
$ 45,607
Forest Products & Paper - 0.20%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i),(j)
$ 960 933
2.30%, 04/30/2030
(j)
100 90
4.40%, 06/30/2028
(j)
309 310
International Paper Co
4.40%, 08/15/2047 75 60
LD Celulose International GmbH
7.95%, 01/26/2032
(j)
750 784
Magnera Corp
4.75%, 11/15/2029
(j)
950 840
7.25%, 11/15/2031
(j)
1,875 1,765
Suzano Austria GmbH
3.13%, 01/15/2032 100 88
$ 4,870
Gas - 0.29%
APA Infrastructure Ltd
5.13%, 09/16/2034
(j)
100 99
Atmos Energy Corp
1.50%, 01/15/2031 100 85
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(j)
150 159
6.42%, 07/18/2054
(j)
447 459
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 134
CU Inc
5.09%, 09/20/2053 CAD 75 57
Enbridge Gas Inc
4.00%, 08/22/2044 100 64
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 181
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 110
Italgas SpA
1.00%, 12/11/2031 100 100
KeySpan Gas East Corp
5.99%, 03/06/2033
(j)
$ 822 852

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
NiSource Inc
5.65%, 02/01/2045 $ 100 $ 97
5.85%, 04/01/2055 260 257
6.38%, 03/31/2055
(k)
1,800 1,823
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
Piedmont Natural Gas Co Inc
5.10%, 02/15/2035 100 100
Snam SpA
1.25%, 06/20/2034 EUR 100 95
Southern California Gas Co
3.95%, 02/15/2050 $ 25 19
5.60%, 04/01/2054 371 363
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 64
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035
(j)
1,650 1,809
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 122
$ 7,049
Hand & Machine Tools - 0.05%
Stanley Black & Decker Inc
6.71%, 03/15/2060
(k)
$ 1,193 1,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Healthcare - Products - 0.62%
Abbott Laboratories
3.75%, 11/30/2026 200 199
4.75%, 04/15/2043 100 93
Agilent Technologies Inc
2.30%, 03/12/2031 1,322 1,168
2.75%, 09/15/2029 1,114 1,041
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 111
Baxter International Inc
2.54%, 02/01/2032
(i)
$ 100 87
3.95%, 04/01/2030 100 97
Boston Scientific Corp
2.65%, 06/01/2030 100 92
DH Europe Finance II Sarl
3.40%, 11/15/2049 100 71
EssilorLuxottica SA
0.50%, 06/05/2028 EUR 100 109
GE HealthCare Technologies Inc
5.50%, 06/15/2035 $ 363 371
5.65%, 11/15/2027 1,773 1,818
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 121
Medline Borrower LP
5.25%, 10/01/2029
(j)
$ 1,675 1,642
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 112
1.63%, 10/15/2050 100 69
Medtronic Inc
4.38%, 03/15/2035 $ 100 96
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 118
Neogen Food Safety Corp
8.63%, 07/20/2030
(i),(j)
$ 885 894
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 121
Solventum Corp
5.90%, 04/30/2054 $ 50 50
Sotera Health Holdings LLC
7.38%, 06/01/2031
(j)
4,150 4,293
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,394 980
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Stryker Corp
0.75%, 03/01/2029 EUR 100 $ 106
4.85%, 12/08/2028 $ 100 102
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 EUR 100 85
2.04%, 03/07/2036 CHF 50 65
5.00%, 01/31/2029 $ 548 561
5.40%, 08/10/2043 100 99
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 111
$ 14,882
Healthcare - Services - 2.13%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(j)
$ 1,725 1,667
5.50%, 07/01/2028
(j)
80 79
7.38%, 03/15/2033
(i),(j)
3,790 3,902
Aetna Inc
4.75%, 03/15/2044 100 84
Banner Health
2.34%, 01/01/2030 50 46
Centene Corp
2.50%, 03/01/2031 200 168
4.25%, 12/15/2027 50 48
Cigna Group/The
2.38%, 03/15/2031 558 495
3.40%, 03/01/2027 100 98
3.40%, 03/15/2050 1,496 1,005
3.88%, 10/15/2047 291 216
4.38%, 10/15/2028 447 445
4.80%, 08/15/2038 200 186
CommonSpirit Health
4.19%, 10/01/2049 100 78
Concentra Health Services Inc
6.88%, 07/15/2032
(j)
1,075 1,105
DaVita Inc
3.75%, 02/15/2031
(j)
650 589
4.63%, 06/01/2030
(j)
2,525 2,408
6.75%, 07/15/2033
(j)
1,525 1,573
6.88%, 09/01/2032
(j)
525 540
Elevance Health Inc
3.60%, 03/15/2051 150 104
4.55%, 03/01/2048 100 82
6.10%, 10/15/2052 89 90
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 121
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(j)
$ 150 144
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 115
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 62
HCA Inc
3.38%, 03/15/2029 377 361
3.50%, 09/01/2030 798 752
3.50%, 07/15/2051 972 639
4.50%, 02/15/2027 100 100
4.63%, 03/15/2052 1,180 943
5.25%, 06/15/2049 526 465
5.45%, 04/01/2031 577 593
5.50%, 03/01/2032 666 684
5.75%, 03/01/2035 100 102
6.10%, 04/01/2064 50 48
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(j)
100 101

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Humana Inc
3.13%, 08/15/2029 $ 100 $ 94
4.88%, 04/01/2030 974 979
5.55%, 05/01/2035 50 50
5.75%, 04/15/2054 50 46
5.88%, 03/01/2033 302 312
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 82
LifePoint Health Inc
9.88%, 08/15/2030
(j)
775 835
10.00%, 06/01/2032
(j)
3,125 3,244
11.00%, 10/15/2030
(j)
1,150 1,264
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 115
Mass General Brigham Inc
3.34%, 07/01/2060 $ 100 65
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 100 65
Montefiore Obligated Group
5.25%, 11/01/2048 25 20
Providence St Joseph Health Obligated Group
5.37%, 10/01/2032 50 51
Quest Diagnostics Inc
5.00%, 12/15/2034 703 698
Roche Holdings Inc
2.61%, 12/13/2051
(j)
200 121
4.91%, 03/08/2031
(j)
971 989
5.49%, 11/13/2030
(j)
3,341 3,509
Select Medical Corp
6.25%, 12/01/2032
(i),(j)
1,975 1,970
Surgery Center Holdings Inc
7.25%, 04/15/2032
(j)
10,710 11,012
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(j),(l),(m)
497 536
Tenet Healthcare Corp
6.13%, 10/01/2028 2,550 2,550
UnitedHealth Group Inc
2.88%, 08/15/2029 100 94
3.05%, 05/15/2041 50 36
4.75%, 05/15/2052 632 531
4.90%, 04/15/2031 624 631
4.95%, 05/15/2062 342 288
5.00%, 04/15/2034 200 198
5.05%, 04/15/2053 100 88
5.15%, 07/15/2034 100 100
5.20%, 04/15/2063 100 87
5.30%, 02/15/2030 100 103
5.63%, 07/15/2054 100 95
$ 51,096
Home Builders - 0.02%
Lennar Corp
5.20%, 07/30/2030 438 446
Home Equity Asset Backed Securities - 0.06%
New Century Home Equity Loan Trust Series
2003-B
5.44%, 10/25/2033 114 113
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
4.77%, 03/25/2037 1,892 1,251
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
$ 1,364
Insurance - 3.72%
Acrisure LLC / Acrisure Finance Inc
7.50%, 11/06/2030
(j)
300 310
8.25%, 02/01/2029
(j)
3,850 3,984
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AIA Group Ltd
4.95%, 04/04/2033
(i),(j)
$ 200 $ 201
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(j)
4,950 5,022
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 102
Allianz SE
4.25%, 07/05/2052
(k)
100 118
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.25%, 03/30/2033 $ 100 102
American International Group Inc
5.13%, 03/27/2033 100 101
American National Global Funding
5.55%, 01/28/2030
(j)
50 51
AmFam Holdings Inc
2.81%, 03/11/2031
(j)
50 43
AmWINS Group Inc
4.88%, 06/30/2029
(j)
4,475 4,347
Amynta Agency Borrower Inc and Amynta Warranty
Borrower Inc
7.50%, 07/15/2033
(j)
1,700 1,705
Aon Corp / Aon Global Holdings PLC
3.90%, 02/28/2052 100 73
Aon North America Inc
5.30%, 03/01/2031 1,137 1,171
5.75%, 03/01/2054 374 364
Ardonagh Finco Ltd
7.75%, 02/15/2031
(j)
200 209
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(j)
7,075 7,440
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(k)
1,500 1,500
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
4.85%, 12/15/2029 517 522
5.15%, 02/15/2035 100 99
5.75%, 03/02/2053 819 793
ASR Nederland NV
3.38%, 05/02/2049
(k)
EUR 100 114
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
AssuredPartners Inc
5.63%, 01/15/2029
(j)
$ 700 699
Athene Global Funding
1.61%, 06/29/2026
(j)
100 97
1.73%, 10/02/2026
(j)
880 850
4.86%, 08/27/2026
(j)
830 833
5.32%, 11/13/2031
(j)
1,278 1,286
Athene Holding Ltd
3.45%, 05/15/2052 770 488
6.25%, 04/01/2054 100 99
Aviva PLC
6.88%, 05/20/2058
(k)
GBP 50 68
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(k)
EUR 100 115
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(k)
100 115
3 Month Euro Interbank Offered Rate +
3.75%
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 91
2.50%, 01/15/2051 $ 150 88
2.88%, 03/15/2032 100 92

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
4.70%, 06/22/2047 $ 50 $ 37
Brown & Brown Inc
5.65%, 06/11/2034 100 102
Chubb Corp/The
6.50%, 05/15/2038 100 112
Chubb INA Holdings LLC
1.38%, 09/15/2030 100 86
4.65%, 08/15/2029 1,233 1,249
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 200 219
Corebridge Financial Inc
3.90%, 04/05/2032 $ 100 94
Corebridge Global Funding
5.90%, 09/19/2028
(j)
100 104
Credit Agricole Assurances SA
2.00%, 07/17/2030 EUR 100 107
Empower Finance 2020 LP
1.36%, 09/17/2027
(j)
$ 200 187
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(j)
1,458 1,416
5.00%, 03/27/2030
(j)
200 203
F&G Annuities & Life Inc
6.25%, 10/04/2034
(i)
252 251
F&G Global Funding
2.30%, 04/11/2027
(j)
1,080 1,038
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 74
6.00%, 12/07/2033 $ 100 104
Farmers Insurance Exchange
4.75%, 11/01/2057
(j),(k)
50 41
3 Month USD LIBOR + 3.23%
Generali
2.12%, 10/01/2030 EUR 150 164
Global Atlantic Fin Co
4.40%, 10/15/2029
(j)
$ 150 146
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 69
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(j)
$ 50 43
Hannover Rueck SE
5.88%, 08/26/2043
(k)
EUR 100 130
3 Month Euro Interbank Offered Rate +
3.75%
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(j)
$ 1,975 2,045
8.13%, 02/15/2032
(j)
2,225 2,317
HUB International Ltd
7.38%, 01/31/2032
(j)
7,010 7,299
Jackson Financial Inc
5.17%, 06/08/2027 100 101
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(j)
1,830 1,931
La Mondiale SAM
4.80%, 01/18/2048
(k)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
Legal & General Group PLC
4.50%, 11/01/2050
(k)
GBP 100 127
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(j)
$ 100 68
4.30%, 02/01/2061
(j)
2,435 1,495
7.80%, 03/07/2087
(j)
2,000 2,336
3 Month USD LIBOR + 3.58%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Lincoln National Corp
3.40%, 03/01/2032 $ 100 $ 91
M&G PLC
5.63%, 10/20/2051
(k)
GBP 100 130
Generic Britain 5 Year Government Bond +
5.00%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 97
3.98%, 05/23/2035
(k)
CAD 50 36
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
Mapfre SA
4.38%, 03/31/2047
(k)
EUR 100 117
3 Month Euro Interbank Offered Rate +
4.54%
Markel Group Inc
6.00%, 05/16/2054 $ 50 50
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 656 660
5.40%, 09/15/2033 200 207
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(j)
50 48
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(j),(k)
500 500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(j),(k)
1,500 1,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Inc
3.85%, 09/15/2025
(h),(k)
900 897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
5.25%, 01/15/2054 100 94
9.25%, 04/08/2068
(j)
3,575 4,230
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 110
3.63%, 03/26/2034 100 115
4.90%, 01/09/2030
(j)
$ 150 153
5.40%, 09/12/2028
(j)
150 155
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(k)
EUR 100 101
3 Month Euro Interbank Offered Rate +
2.55%
Nassau Cos of New York/The
7.88%, 07/15/2030
(j)
$ 3,600 3,634
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(j)
100 76
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 119
3.25%, 04/07/2027
(j)
$ 100 98
4.85%, 01/09/2028
(j)
449 454
New York Life Insurance Co
3.75%, 05/15/2050
(j)
100 73
Nippon Life Insurance Co
4.11%, 01/23/2055
(k)
EUR 100 114
Euribor Swap Rate 5 Year + 2.60%
5.95%, 04/16/2054
(j),(k)
$ 1,000 1,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
NN Group NV
4.63%, 01/13/2048
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(j)
$ 618 620

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(j)
$ 50 $ 34
6.17%, 05/29/2055
(j)
376 392
Pacific Life Global Funding II
5.50%, 08/28/2026
(j)
200 202
Pacific Life Insurance Co
4.30%, 10/24/2067
(j),(k)
50 39
3 Month USD LIBOR + 2.80%
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(j)
2,575 2,663
Pricoa Global Funding I
4.65%, 08/27/2031
(j)
439 438
Progressive Corp/The
3.20%, 03/26/2030 100 95
Prudential Financial Inc
3.70%, 10/01/2050
(k)
100 91
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.94%, 12/07/2049 150 114
5.70%, 09/15/2048
(i),(k)
271 274
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(k)
1,000 1,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Prudential Funding Asia PLC
3.13%, 04/14/2030 100 94
Reinsurance Group of America Inc
3.15%, 06/15/2030 100 93
Sammons Financial Group Inc
6.88%, 04/15/2034
(j)
100 107
SBL Holdings Inc
5.13%, 11/13/2026
(j)
100 99
Sun Life Financial Inc
4.78%, 08/10/2034
(k)
CAD 100 75
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 116
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(j),(k)
$ 200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(j),(k)
1,800 1,824
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(j),(k)
200 199
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(j)
100 81
Travelers Cos Inc/The
5.35%, 11/01/2040 100 100
Willis North America Inc
4.50%, 09/15/2028 100 100
4.65%, 06/15/2027 1,185 1,191
5.90%, 03/05/2054 572 564
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
7,000 6,178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 89,218
Internet - 0.40%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 313
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc
2.05%, 08/15/2050 $ 100 $ 55
3.00%, 05/06/2033 EUR 100 114
5.25%, 05/15/2055 $ 586 575
5.30%, 05/15/2065 537 521
Amazon.com Inc
2.10%, 05/12/2031 50 44
3.15%, 08/22/2027 200 196
3.30%, 04/13/2027 733 723
3.60%, 04/13/2032 259 247
3.88%, 08/22/2037 484 435
3.95%, 04/13/2052 100 79
4.05%, 08/22/2047 453 373
4.10%, 04/13/2062 50 39
4.65%, 12/01/2029
(i)
461 469
Booking Holdings Inc
1.80%, 03/03/2027 EUR 100 113
4.13%, 05/09/2038 100 116
4.50%, 11/15/2031 100 123
Cablevision Lightpath LLC
3.88%, 09/15/2027
(j)
$ 400 396
5.63%, 09/15/2028
(j)
1,075 1,072
eBay Inc
2.70%, 03/11/2030 200 185
Gen Digital Inc
7.13%, 09/30/2030
(j)
1,800 1,860
Meta Platforms Inc
4.60%, 05/15/2028 50 51
4.75%, 08/15/2034 100 100
5.55%, 08/15/2064 463 449
5.60%, 05/15/2053 100 99
Netflix Inc
3.63%, 06/15/2030 EUR 100 118
Prosus NV
3.68%, 01/21/2030 $ 200 189
4.85%, 07/06/2027 200 201
Tencent Holdings Ltd
3.93%, 01/19/2038
(i)
200 179
Uber Technologies Inc
4.80%, 09/15/2034 100 98
$ 9,532
Investment Companies - 0.38%
Ares Capital Corp
7.00%, 01/15/2027 200 206
Ares Strategic Income Fund
5.45%, 09/09/2028
(j)
50 50
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 195
Blue Owl Capital Corp
2.63%, 01/15/2027 100 96
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 100 96
6.75%, 04/04/2029 100 102
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 97
HA Sustainable Infrastructure Capital Inc
6.38%, 07/01/2034 $ 50 50
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(i),(j)
2,675 2,431
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 2,275 1,951
9.00%, 06/15/2030 2,410 2,341
9.75%, 01/15/2029 1,325 1,338
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 122
$ 9,075

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 2.09%
ArcelorMittal SA
6.80%, 11/29/2032 $ 100 $ 110
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(j)
13,822 13,030
Nucor Corp
3.13%, 04/01/2032 100 91
4.30%, 05/23/2027 682 681
5.10%, 06/01/2035 823 825
POSCO
5.75%, 01/17/2028 200 205
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(l),(m)
332 329
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —
Specialty Steel
14.25%, 11/15/2026
(e),(g)
38,772 33,875
Steel Dynamics Inc
5.38%, 08/15/2034 412 417
5.75%, 05/15/2055 513 499
Vale Overseas Ltd
6.13%, 06/12/2033 100 104
$ 50,166
Leisure Products & Services - 0.01%
Brunswick Corp/DE
4.40%, 09/15/2032 100 93
Royal Caribbean Cruises Ltd
6.00%, 02/01/2033
(j)
100 102
$ 195
Lodging - 0.44%
Boyd Gaming Corp
4.75%, 06/15/2031
(j)
2,700 2,572
Hyatt Hotels Corp
5.75%, 01/30/2027 100 102
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 127
Marriott International Inc/MD
2.85%, 04/15/2031 $ 1,072 972
3.50%, 10/15/2032 855 777
5.50%, 04/15/2037 357 356
Sands China Ltd
5.40%, 08/08/2028 200 202
Station Casinos LLC
4.63%, 12/01/2031
(j)
5,775 5,404
$ 10,512
Machinery - Construction & Mining - 0.12%
Caterpillar Financial Services Corp
4.38%, 08/16/2029
(i)
361 362
4.40%, 03/03/2028 1,085 1,090
4.70%, 11/15/2029 931 944
5.00%, 05/14/2027 296 300
Caterpillar Inc
3.80%, 08/15/2042 200 164
$ 2,860
Machinery - Diversified - 0.63%
AGCO Corp
5.45%, 03/21/2027 1,069 1,077
Chart Industries Inc
9.50%, 01/01/2031
(j)
2,570 2,749
Deere & Co
3.75%, 04/15/2050 100 77
5.45%, 01/16/2035 556 577
Ingersoll Rand Inc
5.70%, 08/14/2033 100 105
John Deere Capital Corp
1.70%, 01/11/2027 100 96
3.45%, 03/07/2029 100 97
4.40%, 09/08/2031 877 872
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp (continued)
4.55%, 06/05/2030 $ 864 $ 869
4.90%, 03/07/2031 563 573
4.95%, 07/14/2028 408 417
5.05%, 06/12/2034 100 101
5.15%, 09/08/2026 100 101
nVent Finance Sarl
2.75%, 11/15/2031 549 479
4.55%, 04/15/2028 150 149
Otis Worldwide Corp
3.36%, 02/15/2050 50 35
Regal Rexnord Corp
6.30%, 02/15/2030 150 157
SPX FLOW Inc
8.75%, 04/01/2030
(j)
5,571 5,754
Weir Group Inc
5.35%, 05/06/2030
(j)
640 648
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 50 50
Xylem Inc/NY
2.25%, 01/30/2031 100 88
$ 15,071
Manufactured Housing Asset Backed Securities - 0.06%
BCMSC Trust 2000-A
4.59%, 06/15/2030 7,432 274
1.00 x 1 Month USD LIBOR + 0.16%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(l)
1,231 1,223
$ 1,497
Media - 1.70%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 113
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(j)
$ 1,750 1,598
4.25%, 01/15/2034
(j)
5,200 4,480
4.50%, 05/01/2032 3,065 2,781
4.50%, 06/01/2033
(j)
2,550 2,264
4.75%, 03/01/2030
(j)
750 713
5.38%, 06/01/2029
(j)
1,400 1,375
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 895 638
3.85%, 04/01/2061 1,192 733
4.80%, 03/01/2050 1,541 1,195
5.38%, 05/01/2047 50 42
6.10%, 06/01/2029 560 584
6.38%, 10/23/2035 200 207
6.48%, 10/23/2045 100 97
Comcast Corp
1.50%, 02/20/2029 GBP 200 241
1.50%, 02/15/2031 $ 200 170
2.65%, 02/01/2030 25 23
2.94%, 11/01/2056 151 87
2.99%, 11/01/2063 200 111
3.97%, 11/01/2047 100 76
4.00%, 11/01/2049 100 75
4.15%, 10/15/2028 797 792
4.60%, 10/15/2038 908 835
5.50%, 05/15/2064 496 457
6.05%, 05/15/2055 50 51
Cox Communications Inc
3.50%, 08/15/2027
(j)
100 98
3.60%, 06/15/2051
(j)
100 64
5.45%, 09/15/2028
(j)
592 605
5.45%, 09/01/2034
(j)
720 705

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
4.13%, 12/01/2030
(j)
$ 1,325 $ 891
4.50%, 11/15/2031
(j)
900 600
6.50%, 02/01/2029
(j)
300 237
7.50%, 04/01/2028
(j)
1,000 808
Discovery Communications LLC
3.63%, 05/15/2030 451 399
DISH Network Corp
11.75%, 11/15/2027
(j)
3,450 3,593
Fox Corp
5.58%, 01/25/2049 695 650
6.50%, 10/13/2033 100 108
Grupo Televisa SAB
6.63%, 01/15/2040 50 46
McGraw-Hill Education Inc
8.00%, 08/01/2029
(j)
3,880 3,944
Paramount Global
4.20%, 05/19/2032 50 46
5.25%, 04/01/2044 495 400
5.85%, 09/01/2043 100 89
Sirius XM Radio LLC
4.13%, 07/01/2030
(j)
1,475 1,346
Time Warner Cable LLC
5.50%, 09/01/2041 100 90
6.55%, 05/01/2037 1,036 1,064
Videotron Ltd
5.00%, 07/15/2034 CAD 100 74
Virgin Media Finance PLC
5.00%, 07/15/2030
(j)
$ 4,425 3,989
Walt Disney Co/The
2.00%, 09/01/2029 887 812
2.65%, 01/13/2031 100 92
3.60%, 01/13/2051 50 37
4.75%, 09/15/2044 100 90
5.40%, 10/01/2043 100 99
$ 40,714
Mining - 1.28%
Anglo American Capital PLC
4.50%, 09/15/2028 EUR 100 120
4.75%, 09/21/2032 100 122
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(j)
$ 1,700 1,802
11.50%, 10/01/2031
(j)
2,700 3,003
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 50 51
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 109
Century Aluminum Co
7.50%, 04/01/2028
(j)
$ 9,530 9,706
Constellium SE
3.75%, 04/15/2029
(j)
1,325 1,243
6.38%, 08/15/2032
(j)
1,200 1,216
Freeport-McMoRan Inc
5.45%, 03/15/2043 50 47
Glencore Funding LLC
3.88%, 04/27/2051
(j)
100 73
4.00%, 03/27/2027
(j)
100 99
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(j)
2,375 2,386
7.88%, 01/23/2030 200 201
Kinross Gold Corp
4.50%, 07/15/2027 150 150
Newmont Corp
2.60%, 07/15/2032
(i)
100 89
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(j)
19,888 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Novelis Corp
3.88%, 08/15/2031
(j)
$ 400 $ 359
4.75%, 01/30/2030
(j)
2,939 2,815
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 100 60
Rio Tinto Finance USA PLC
5.88%, 03/14/2065 100 101
South32 Treasury Ltd
4.35%, 04/14/2032
(j)
1,185 1,112
Southern Copper Corp
6.75%, 04/16/2040 100 109
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(j)
2,325 2,292
10.88%, 09/17/2029
(i)
1,170 1,196
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(j)
1,775 1,851
9.50%, 10/06/2028 400 417
$ 30,729
Miscellaneous Manufacturers - 0.11%
3M Co
3.63%, 09/14/2028 100 98
3.63%, 10/15/2047 50 37
Carlisle Cos Inc
2.20%, 03/01/2032 100 85
Eaton Corp
4.15%, 11/02/2042 100 85
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 102
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 50 40
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 100 106
0.63%, 02/25/2027 100 111
1.38%, 09/06/2030 50 54
3.00%, 09/08/2033 100 114
3.63%, 02/22/2044 100 111
Siemens Funding BV
4.90%, 05/28/2032
(j)
$ 1,069 1,087
5.80%, 05/28/2055
(j)
290 300
5.90%, 05/28/2065
(j)
274 286
Teledyne Technologies Inc
2.75%, 04/01/2031 50 45
$ 2,661
Mortgage Backed Securities - 0.99%
Alternative Loan Trust 2005-30CB
5.22%, 08/25/2035 965 630
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(j),(l)
1,248 1,229
Angel Oak Mortgage Trust 2025-5
5.57%, 04/25/2070
(j),(l)
830 829
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(l)
873 808
Bear Stearns Mortgage Funding Trust 2006-AR1
4.89%, 07/25/2036 399 371
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Bravo Mortgage Asset Trust
5.07%, 07/25/2036
(j)
288 258
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(j),(l)
312 284
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(j),(l)
315 264

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1
5.07%, 04/25/2036 $ 2,605 $ 2,396
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR2
4.77%, 03/25/2037 669 623
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Fannie Mae REMICS
1.54%, 05/25/2046
(p)
7,066 717
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.54%, 09/25/2046
(p)
1,845 192
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.54%, 01/25/2047
(p)
3,167 341
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.54%, 12/25/2049
(p)
4,205 447
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.54%, 05/25/2050
(p)
2,712 302
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.59%, 08/25/2049
(p)
2,987 312
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.59%, 11/25/2049
(p)
4,247 464
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.61%, 06/25/2050
(p)
1,849 222
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.74%, 03/25/2048
(p)
1,865 242
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.74%, 06/25/2048
(p)
1,961 220
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.24%, 12/25/2042
(p)
1,633 216
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,031 1,133
Freddie Mac REMICS
1.59%, 10/25/2049
(p)
3,218 341
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.20%, 05/15/2042
(p)
3,334 347
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.20%, 08/15/2043
(p)
3,623 408
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
1.58%, 04/20/2046
(p)
7,594 852
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.63%, 11/20/2046
(p)
4,663 557
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.83%, 08/20/2051
(p)
2,919 399
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.90%, 09/20/2050
(p)
$ 1,982 $ 273
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.00%, 04/20/2051
(p)
1,678 227
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.35%
2.50%, 11/20/2050
(p)
6,881 1,010
3.00%, 12/20/2050
(p)
2,322 385
OBX 2025-NQM7 Trust
5.56%, 05/25/2055
(j),(l)
815 817
OBX 2025-NQM8 Trust
5.47%, 03/25/2065
(j),(l)
745 746
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 856 736
6.00%, 12/25/2035 588 506
RALI Series 2006-QS12 Trust
5.12%, 09/25/2036 2,538 1,882
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Structured Asset Mortgage Investments II Trust
2007-AR1
4.79%, 01/25/2037 252 224
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.43%
Verus Securitization Trust 2025-3
5.62%, 05/25/2070
(j),(l)
558 560
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,547 1,100
$ 23,870
Oil & Gas - 2.64%
Aker BP ASA
3.75%, 01/15/2030
(j)
200 191
APA Corp
5.35%, 07/01/2049
(j)
2,893 2,312
6.10%, 02/15/2035
(j)
50 49
Azule Energy Finance Plc
8.13%, 01/23/2030
(j)
3,125 3,148
BP Capital Markets America Inc
3.00%, 02/24/2050 100 64
3.38%, 02/08/2061 100 64
3.54%, 04/06/2027 1,776 1,754
4.89%, 09/11/2033 100 100
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 100 114
3.63%, 03/22/2029
(h),(k)
100 114
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
4.88%, 03/22/2030
(h),(k)
$ 1,000 984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 92
Chevron Corp
2.24%, 05/11/2030 1,291 1,175
2.95%, 05/16/2026 225 223
Chevron USA Inc
4.20%, 10/15/2049 540 424
Comstock Resources Inc
5.88%, 01/15/2030
(j)
2,850 2,690
6.75%, 03/01/2029
(j)
775 766
ConocoPhillips Co
5.05%, 09/15/2033 100 102
5.70%, 09/15/2063 75 72
Continental Resources Inc/OK
2.88%, 04/01/2032
(j)
100 85

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
DCC Group Finance Ireland DAC
4.38%, 06/27/2031 EUR 100 $ 118
Devon Energy Corp
7.95%, 04/15/2032 $ 100 115
Diamondback Energy Inc
4.40%, 03/24/2051 611 473
5.75%, 04/18/2054 50 46
6.25%, 03/15/2053 988 980
Energean Israel Finance Ltd
4.88%, 03/30/2026
(j)
200 198
5.88%, 03/30/2031
(j)
3,275 3,059
Eni SpA
0.63%, 01/23/2030 EUR 100 104
4.25%, 05/09/2029
(j)
$ 200 199
4.25%, 05/19/2033 EUR 100 120
5.75%, 05/19/2035
(j)
$ 560 571
5.95%, 05/15/2054
(j)
533 514
EOG Resources Inc
5.95%, 07/15/2055 50 50
EQT Corp
3.63%, 05/15/2031
(j)
100 93
Expand Energy Corp
4.75%, 02/01/2032 908 882
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 98
3.29%, 03/19/2027 $ 200 198
4.23%, 03/19/2040 50 44
Helmerich & Payne Inc
4.85%, 12/01/2029
(i)
100 97
HF Sinclair Corp
5.00%, 02/01/2028
(i)
566 565
6.25%, 01/15/2035 501 510
Hilcorp Energy I LP / Hilcorp Finance Co
6.25%, 04/15/2032
(j)
1,900 1,824
8.38%, 11/01/2033
(j)
200 209
Leviathan Bond Ltd
6.50%, 06/30/2027
(j)
1,175 1,166
6.75%, 06/30/2030
(j)
1,700 1,678
Marathon Petroleum Corp
5.15%, 03/01/2030 100 102
5.70%, 03/01/2035 926 940
Matador Resources Co
6.25%, 04/15/2033
(j)
2,775 2,749
MEG Energy Corp
5.88%, 02/01/2029
(j)
150 150
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 70
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 1,232 908
6.05%, 10/01/2054 50 46
6.13%, 01/01/2031 819 847
6.38%, 09/01/2028 150 155
6.45%, 09/15/2036 616 627
Ovintiv Inc
7.10%, 07/15/2053 50 52
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
19,277 2,660
Petroleos Mexicanos
6.49%, 01/23/2027 1,200 1,202
6.50%, 01/23/2029 2,525 2,517
6.84%, 01/23/2030 2,010 1,978
Phillips 66 Co
3.75%, 03/01/2028 100 98
5.50%, 03/15/2055 100 91
Pioneer Natural Resources Co
5.10%, 03/29/2026 458 460
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Puma International Financing SA
7.75%, 04/25/2029
(j)
$ 2,175 $ 2,246
Reliance Industries Ltd
2.88%, 01/12/2032 250 222
Repsol International Finance BV
0.25%, 08/02/2027 EUR 100 109
Shell Finance US Inc
4.38%, 05/11/2045 $ 100 84
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 99
2.50%, 09/12/2026 $ 100 98
3.00%, 11/26/2051 75 48
SM Energy Co
7.00%, 08/01/2032
(j)
1,225 1,213
Suncor Energy Inc
3.75%, 03/04/2051 100 70
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030 975 884
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 85
2.99%, 06/29/2041 $ 100 74
3.39%, 06/29/2060 50 33
TotalEnergies Capital SA
5.43%, 09/10/2064 810 753
TotalEnergies SE
1.63%, 10/25/2027
(h),(k)
EUR 100 110
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(h),(k)
100 100
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
Transocean Inc
6.80%, 03/15/2038 $ 1,100 825
7.50%, 04/15/2031 3,150 2,743
8.50%, 05/15/2031
(j)
1,225 1,125
Uzbekneftegaz JSC
8.75%, 05/07/2030
(j)
1,625 1,707
8.75%, 05/07/2030 400 420
Valero Energy Corp
3.65%, 12/01/2051 100 67
Var Energi ASA
6.50%, 05/22/2035
(j)
529 548
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(j)
3,575 3,557
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 108
Woodside Finance Ltd
4.50%, 03/04/2029
(j)
$ 50 49
5.40%, 05/19/2030 1,863 1,889
$ 63,352
Oil & Gas Services - 0.13%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 95
Halliburton Co
4.75%, 08/01/2043 702 606
4.85%, 11/15/2035 200 192
Schlumberger Holdings Corp
3.90%, 05/17/2028
(j)
100 99
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(j)
2,125 2,214
$ 3,206
Other Asset Backed Securities - 0.42%
Anchorage Credit Funding 6 Ltd
4.30%, 07/25/2036
(j)
547 543

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Apex Credit CLO 2021-II LLC
5.82%, 10/20/2034
(j)
$ 1,275 $ 1,276
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.49%
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(j)
1,497 1,451
Man GLG US CLO
5.73%, 04/22/2030
(j)
81 81
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
MidOcean Credit CLO VI
5.56%, 04/20/2033
(j)
196 196
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
MidOcean Credit CLO X
5.63%, 10/23/2034
(j)
3,675 3,682
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Mountain View CLO IX Ltd
5.70%, 07/15/2031
(j)
554 554
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Tricon American Homes 2020-SFR2 Trust
1.48%, 11/17/2039
(j)
363 340
Zais Clo 13 Ltd
5.62%, 07/15/2032
(j)
1,096 1,097
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Zais Clo 16 Ltd
5.46%, 10/20/2034
(j)
782 782
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.13%
$ 10,002
Packaging & Containers - 0.66%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,088 974
5.10%, 03/17/2030
(j)
319 324
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(j)
4,475 4,076
Packaging Corp of America
3.40%, 12/15/2027 100 97
5.70%, 12/01/2033 912 949
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(j)
1,900 1,975
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 355 360
Sonoco Products Co
4.60%, 09/01/2029 1,213 1,207
5.00%, 09/01/2034 593 577
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan
FinCo US LLC
9.50%, 05/15/2030
(j)
4,980 5,099
WRKCo Inc
3.00%, 06/15/2033 100 88
$ 15,726
Pharmaceuticals - 1.40%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 221
4.05%, 11/21/2039 $ 1,739 1,517
4.25%, 11/14/2028 100 100
4.25%, 11/21/2049 959 783
4.88%, 11/14/2048 100 90
4.95%, 03/15/2031 682 696
5.05%, 03/15/2034 50 51
5.50%, 03/15/2064 50 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Astrazeneca Finance LLC
4.85%, 02/26/2029 $ 1,071 $ 1,090
4.88%, 03/03/2028 892 907
4.90%, 03/03/2030 975 996
AstraZeneca PLC
0.70%, 04/08/2026 100 98
1.38%, 08/06/2030 200 173
3.00%, 05/28/2051 100 67
Bayer AG
4.63%, 05/26/2033 EUR 100 122
Bayer US Finance II LLC
3.95%, 04/15/2045
(j)
$ 100 72
4.25%, 12/15/2025
(j)
200 200
Becton Dickinson & Co
3.79%, 05/20/2050 100 74
4.30%, 08/22/2032 323 312
4.69%, 02/13/2028 923 930
Bristol-Myers Squibb Co
3.25%, 08/01/2042 325 243
3.70%, 03/15/2052 100 72
3.90%, 02/20/2028 100 99
3.90%, 03/15/2062 100 71
4.13%, 06/15/2039 200 177
5.75%, 02/01/2031 983 1,043
Cardinal Health Inc
4.60%, 03/15/2043 2,021 1,732
4.90%, 09/15/2045 100 88
5.13%, 02/15/2029 445 454
5.75%, 11/15/2054 359 351
Cencora Inc
2.70%, 03/15/2031 100 90
4.30%, 12/15/2047 549 439
5.13%, 02/15/2034 760 763
CVS Health Corp
3.00%, 08/15/2026 200 197
4.78%, 03/25/2038 100 91
5.00%, 01/30/2029 100 101
5.05%, 03/25/2048 100 86
5.13%, 07/20/2045 2,430 2,133
5.55%, 06/01/2031 655 679
6.05%, 06/01/2054 100 98
7.00%, 03/10/2055
(k)
340 350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 99
3.10%, 05/15/2027 $ 307 302
3.38%, 03/15/2029 150 146
4.60%, 08/14/2034 596 587
4.70%, 02/27/2033 100 101
4.75%, 02/12/2030 600 611
4.88%, 02/27/2053 100 90
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 100 99
4.50%, 04/15/2030 626 627
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 97
Grifols SA
3.88%, 10/15/2028
(j)
EUR 1,125 1,260
4.75%, 10/15/2028
(j)
$ 875 843
Johnson & Johnson
0.95%, 09/01/2027 100 94
1.15%, 11/20/2028 EUR 100 110
1.65%, 05/20/2035 100 100
2.10%, 09/01/2040 $ 250 171
McKesson Corp
4.95%, 05/30/2032 1,136 1,145

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc
3.40%, 03/07/2029 $ 200 $ 194
4.90%, 05/17/2044 100 93
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 101
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 110
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 181
3.70%, 09/21/2042 100 81
4.00%, 09/18/2031 582 570
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 EUR 100 107
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(j)
$ 3,230 2,794
Pfizer Inc
3.45%, 03/15/2029 100 98
3.90%, 03/15/2039 200 173
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 816 811
5.11%, 05/19/2043 1,008 954
5.30%, 05/19/2053 833 777
5.34%, 05/19/2063 531 487
Sanofi SA
1.25%, 04/06/2029 EUR 100 109
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 106
3.03%, 07/09/2040 $ 200 149
Upjohn Finance BV
1.36%, 06/23/2027 EUR 100 111
Viatris Inc
3.85%, 06/22/2040 $ 245 179
4.00%, 06/22/2050 902 593
Zoetis Inc
5.60%, 11/16/2032 428 450
$ 33,614
Pipelines - 2.14%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,830 1,843
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(j)
1,125 1,186
Boardwalk Pipelines LP
4.80%, 05/03/2029 100 101
Buckeye Partners LP
4.50%, 03/01/2028
(j)
425 415
5.60%, 10/15/2044 225 190
5.85%, 11/15/2043 1,300 1,156
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 90
4.00%, 03/01/2031 100 96
5.55%, 10/30/2035
(j)
508 511
CNX Midstream Partners LP
4.75%, 04/15/2030
(j)
2,875 2,716
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 100 75
5.19%, 09/30/2034 100 77
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(j)
$ 100 103
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(j)
2,005 1,959
DCP Midstream Operating LP
3.25%, 02/15/2032 100 89
Eastern Energy Gas Holdings LLC
5.80%, 01/15/2035 100 104
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 173
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
2.99%, 10/03/2029 CAD 100 $ 70
4.60%, 06/20/2028 $ 348 349
4.73%, 08/22/2034 CAD 100 73
5.36%, 05/26/2033 75 58
6.00%, 01/15/2077
(k)
$ 400 400
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(k)
2,500 2,508
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(k)
60 62
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.50%, 01/15/2084
(k)
200 225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 200 144
Energy Transfer LP
4.95%, 05/15/2028 $ 287 290
5.15%, 02/01/2043 243 214
5.25%, 07/01/2029 100 102
5.35%, 05/15/2045 929 835
5.40%, 10/01/2047 1,637 1,457
5.95%, 05/15/2054 100 95
6.10%, 02/15/2042 100 99
6.25%, 04/15/2049 25 25
Enterprise Products Operating LLC
3.70%, 01/31/2051 439 314
4.60%, 01/15/2031 446 446
5.10%, 02/15/2045 100 92
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(j)
100 90
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034 147 131
Genesis Energy LP / Genesis Energy Finance Corp
8.00%, 05/15/2033 1,375 1,426
8.25%, 01/15/2029 475 495
8.88%, 04/15/2030 1,300 1,376
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(j)
1,119 1,091
Greensaif Pipelines Bidco Sarl
6.10%, 08/23/2042 1,525 1,551
6.13%, 02/23/2038 200 208
Harvest Midstream I LP
7.50%, 05/15/2032
(j)
1,175 1,221
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 70
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 89
5.50%, 03/01/2044 578 542
Kinder Morgan Inc
5.85%, 06/01/2035 100 103
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(j)
150 149
MPLX LP
4.70%, 04/15/2048 50 40
4.90%, 04/15/2058 50 40
5.00%, 03/01/2033 100 99
NuStar Logistics LP
6.38%, 10/01/2030 975 1,004
ONEOK Inc
4.75%, 10/15/2031 854 846
5.80%, 11/01/2030 50 52
6.05%, 09/01/2033 100 105
6.63%, 09/01/2053 100 103

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
ONEOK Partners LP
6.65%, 10/01/2036 $ 1,248 $ 1,346
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 100 67
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 473 375
4.90%, 02/15/2045 50 43
Prairie Acquiror LP
9.00%, 08/01/2029
(j)
3,000 3,107
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 100 99
5.90%, 09/15/2037 534 559
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034
(j)
50 49
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(j)
675 661
7.38%, 02/15/2029
(j)
1,025 1,052
Targa Resources Corp
4.20%, 02/01/2033 100 94
4.95%, 04/15/2052 100 83
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030 529 537
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(j)
200 185
TransCanada PipeLines Ltd
4.75%, 05/15/2038 50 45
5.00%, 10/16/2043 100 92
5.92%, 05/12/2052 CAD 100 79
Transcanada Trust
5.60%, 03/07/2082
(k)
$ 3,800 3,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Venture Global LNG Inc
7.00%, 01/15/2030
(j)
550 558
8.38%, 06/01/2031
(j)
3,850 3,982
9.88%, 02/01/2032
(j)
1,975 2,131
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(j)
1,000 1,029
Western Midstream Operating LP
5.30%, 03/01/2048 329 277
Williams Cos Inc/The
2.60%, 03/15/2031 100 89
4.63%, 06/30/2030 715 712
5.30%, 08/15/2028 100 102
5.30%, 08/15/2052 100 91
5.75%, 06/24/2044 612 601
$ 51,313
Private Equity - 0.02%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 77
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 50
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 34
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(j)
100 96
EQT AB
2.38%, 04/06/2028 EUR 100 113
ICG PLC
1.63%, 02/17/2027 100 112
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(j)
$ 50 35
$ 517
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0.45%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 $ 104
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 109
Alpha Star Holding VII Ltd
7.75%, 04/27/2026 $ 2,200 2,227
Aroundtown SA
3.00%, 10/16/2029 GBP 100 120
Aster Treasury Plc
1.41%, 01/27/2036 100 91
Blend Funding PLC
3.46%, 09/21/2049 100 91
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 104
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 102
CTP NV
1.25%, 06/21/2029 EUR 100 106
Grand City Properties SA
4.38%, 01/09/2030 100 119
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 109
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 53
IWG US Finance LLC
6.50%, 06/28/2030 EUR 100 124
LEG Immobilien SE
0.75%, 06/30/2031 100 97
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 109
MAF Global Securities Ltd
7.88%, 06/30/2027
(h),(k)
$ 2,375 2,451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 124
NWD Finance BVI Ltd
4.13%, 03/10/2028
(h),(k)
$ 1,000 240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029 1,900 964
4.50%, 05/19/2030
(i)
450 223
8.63%, 02/08/2028
(i)
275 182
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(j)
830 726
Platform HG Financing PLC
1.93%, 09/15/2041 GBP 100 80
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 138
Sobha Sukuk Ltd
8.75%, 07/17/2028
(i)
$ 1,700 1,771
Southern Housing
3.50%, 10/19/2047 GBP 100 89
Vonovia SE
0.38%, 06/16/2027 EUR 100 110
1.13%, 09/14/2034 100 90
$ 10,853
Regional Authority - 0.12%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,625 1,590
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(l)
1,835 1,294
$ 2,884
REITs - 0.92%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 100 101
5.25%, 05/15/2036 100 98

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
American Homes 4 Rent LP
4.25%, 02/15/2028 $ 100 $ 99
American Tower Corp
0.45%, 01/15/2027 EUR 100 111
1.45%, 09/15/2026 $ 25 24
1.50%, 01/31/2028 200 186
2.30%, 09/15/2031 815 707
3.13%, 01/15/2027 661 647
4.10%, 05/16/2034 EUR 100 118
5.20%, 02/15/2029 $ 1,374 1,402
AvalonBay Communities Inc
2.45%, 01/15/2031 100 90
Boston Properties LP
2.55%, 04/01/2032 150 127
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 97
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 200 147
Covivio SA/France
1.63%, 06/23/2030 EUR 100 107
Crown Castle Inc
2.25%, 01/15/2031 $ 100 87
2.90%, 04/01/2041 50 36
5.00%, 01/11/2028 604 609
5.60%, 06/01/2029 525 541
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 100 102
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(l)
$ 675 677
Equinix Europe 2 Financing Corp LLC
3.63%, 11/22/2034 EUR 100 111
Equinix Inc
3.90%, 04/15/2032 $ 100 94
ERP Operating LP
3.50%, 03/01/2028 200 196
4.95%, 06/15/2032 177 178
Essex Portfolio LP
1.65%, 01/15/2031 100 84
Extra Space Storage LP
5.70%, 04/01/2028 100 103
Gecina SA
1.63%, 05/29/2034 EUR 100 98
GLP Capital LP / GLP Financing II Inc
5.63%, 09/15/2034 $ 50 50
Goodman US Finance Six LLC
5.13%, 10/07/2034
(j)
357 354
Granite REIT Holdings LP
3.06%, 06/04/2027 CAD 100 72
Healthpeak OP LLC
3.50%, 07/15/2029 $ 100 96
Host Hotels & Resorts LP
3.50%, 09/15/2030 319 296
5.50%, 04/15/2035 25 25
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 100 102
Kilroy Realty LP
4.75%, 12/15/2028 100 99
Kimco Realty OP LLC
2.25%, 12/01/2031 100 86
4.60%, 02/01/2033 25 24
Klepierre SA
2.00%, 05/12/2029 EUR 100 111
LXP Industrial Trust
2.38%, 10/01/2031 $ 487 411
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 2,050 2,199
3.50%, 03/15/2031 $ 1,200 816
5.00%, 10/15/2027 2,075 1,904
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MPT Operating Partnership LP / MPT Finance Corp
(continued)
8.50%, 02/15/2032
(j)
$ 1,550 $ 1,611
National Health Investors Inc
3.00%, 02/01/2031 999 884
NNN REIT Inc
5.60%, 10/15/2033 50 52
Northwest Healthcare Properties Real Estate
Investment Trust
5.51%, 02/18/2030 CAD 50 36
Omega Healthcare Investors Inc
5.20%, 07/01/2030 $ 50 50
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 200 193
Prologis LP
2.25%, 04/15/2030 $ 200 182
4.00%, 09/15/2028 100 99
Realty Income Corp
4.65%, 03/15/2047 100 87
Regency Centers LP
5.25%, 01/15/2034 100 101
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 75
Scentre Group Trust 1
5.90%, 11/27/2034 AUD 100 67
Segro PLC
5.13%, 12/06/2041 GBP 100 121
Service Properties Trust
8.63%, 11/15/2031
(j)
$ 2,225 2,369
Simon Property Group LP
5.85%, 03/08/2053 100 100
SmartCentres Real Estate Investment Trust
5.16%, 08/01/2030 CAD 100 75
Store Capital LLC
4.50%, 03/15/2028 $ 100 99
UDR Inc
3.10%, 11/01/2034 100 84
Unibail-Rodamco-Westfield SE
2.00%, 05/29/2037 EUR 100 94
Ventas Realty LP
5.70%, 09/30/2043 $ 50 49
VICI Properties LP
5.75%, 04/01/2034 100 102
WEA Finance LLC
3.50%, 06/15/2029
(j)
100 96
Welltower OP LLC
4.13%, 03/15/2029 200 198
Weyerhaeuser Co
4.00%, 03/09/2052 654 494
4.75%, 05/15/2026 917 918
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 103
$ 21,961
Retail - 0.87%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(j)
$ 5,150 4,772
7-Eleven Inc
2.50%, 02/10/2041
(j)
100 67
Alimentation Couche-Tard Inc
5.27%, 02/12/2034
(j)
150 150
Asbury Automotive Group Inc
5.00%, 02/15/2032
(j)
600 568
AutoNation Inc
5.89%, 03/15/2035 300 304
AutoZone Inc
5.10%, 07/15/2029 289 295
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 94

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Costco Wholesale Corp
1.38%, 06/20/2027 $ 200 $ 190
Darden Restaurants Inc
4.35%, 10/15/2027 458 457
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 36
Dollar General Corp
3.50%, 04/03/2030 100 95
Home Depot Inc/The
3.35%, 04/15/2050 200 140
4.50%, 12/06/2048 100 85
4.75%, 06/25/2029 50 51
4.90%, 04/15/2029 521 532
4.95%, 06/25/2034 100 101
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(j)
1,725 1,824
Lithia Motors Inc
4.38%, 01/15/2031
(j)
1,350 1,270
Lowe's Cos Inc
2.63%, 04/01/2031 100 90
3.70%, 04/15/2046 492 362
4.05%, 05/03/2047 100 77
4.45%, 04/01/2062 75 58
4.50%, 04/15/2030
(i)
100 100
McDonald's Corp
3.63%, 09/01/2049 725 526
3.88%, 02/20/2031 EUR 100 119
4.60%, 09/09/2032 $ 100 100
4.80%, 08/14/2028 1,556 1,579
4.88%, 12/09/2045 100 90
5.20%, 05/17/2034 100 102
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,149 1,130
5.75%, 11/20/2026 517 525
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(j)
400 422
Starbucks Corp
4.50%, 11/15/2048 50 41
4.80%, 02/15/2033 100 100
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(j)
1,000 939
Target Corp
2.95%, 01/15/2052
(i)
100 63
4.50%, 09/15/2032 75 74
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(j)
2,925 3,065
Walmart Inc
1.50%, 09/22/2028 50 46
1.80%, 09/22/2031
(i)
150 130
2.50%, 09/22/2041 100 70
4.50%, 04/15/2053 50 43
$ 20,882
Savings & Loans - 0.00%
Nationwide Building Society
3.77%, 01/27/2036
(k)
EUR 100 115
3 Month Euro Interbank Offered Rate +
1.23%
Semiconductors - 0.49%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 48
Applied Materials Inc
3.30%, 04/01/2027 100 98
4.80%, 06/15/2029 402 409
Broadcom Inc
2.45%, 02/15/2031
(j)
1,647 1,470
3.19%, 11/15/2036
(j)
1,327 1,096
3.42%, 04/15/2033
(j)
150 136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc (continued)
3.46%, 09/15/2026 $ 200 $ 198
4.90%, 07/15/2032 620 622
Foundry JV Holdco LLC
5.50%, 01/25/2031
(j)
200 204
5.90%, 01/25/2030
(j)
200 209
5.90%, 01/25/2033
(j)
488 501
6.15%, 01/25/2032
(j)
1,069 1,118
6.25%, 01/25/2035
(j)
627 653
6.40%, 01/25/2038
(j)
387 402
Intel Corp
2.80%, 08/12/2041 100 66
3.73%, 12/08/2047 1,173 803
4.10%, 05/19/2046 150 110
4.15%, 08/05/2032 523 492
4.88%, 02/10/2028 200 201
5.05%, 08/05/2062 100 79
5.60%, 02/21/2054 502 444
5.70%, 02/10/2053 527 474
KLA Corp
4.95%, 07/15/2052 100 91
Marvell Technology Inc
4.88%, 06/22/2028 200 202
Micron Technology Inc
5.88%, 02/09/2033 75 78
NVIDIA Corp
2.00%, 06/15/2031
(i)
100 88
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 100
Qorvo Inc
4.38%, 10/15/2029 100 97
QUALCOMM Inc
4.75%, 05/20/2032 469 473
4.80%, 05/20/2045 100 91
Texas Instruments Inc
3.88%, 03/15/2039 100 87
4.60%, 02/15/2028 600 606
4.90%, 03/14/2033 100 102
$ 11,848
Software - 2.48%
Adobe Inc
4.75%, 01/17/2028 1,001 1,015
4.85%, 04/04/2027 371 375
AthenaHealth Group Inc
6.50%, 02/15/2030
(j)
14,670 14,421
Capstone Borrower Inc
8.00%, 06/15/2030
(j)
5,475 5,690
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(j)
1,250 1,027
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(j)
3,950 3,351
CoreWeave Inc
9.00%, 02/01/2031
(j)
4,570 4,551
Dye & Durham Ltd
8.63%, 04/15/2029
(j)
5,025 5,236
Ellucian Holdings Inc
6.50%, 12/01/2029
(j)
1,225 1,241
Fidelity National Information Services Inc
3.10%, 03/01/2041 100 73
Fiserv Inc
3.00%, 07/01/2031 GBP 100 119
4.40%, 07/01/2049 $ 1,134 906
5.15%, 08/12/2034 580 576
Intuit Inc
5.13%, 09/15/2028 75 77

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp
2.40%, 08/08/2026 $ 200 $ 196
2.68%, 06/01/2060 150 87
3.70%, 08/08/2046 100 80
4.10%, 02/06/2037 200 191
Open Text Corp
3.88%, 12/01/2029
(j)
450 421
Oracle Corp
2.30%, 03/25/2028 1,591 1,507
2.88%, 03/25/2031 100 91
3.60%, 04/01/2040 200 158
3.60%, 04/01/2050 100 69
3.80%, 11/15/2037 1,350 1,145
3.85%, 04/01/2060 150 101
4.00%, 11/15/2047 1,041 789
4.13%, 05/15/2045 200 157
4.65%, 05/06/2030 100 100
4.70%, 09/27/2034 468 450
5.55%, 02/06/2053 234 216
6.13%, 07/08/2039 100 104
Playtika Holding Corp
4.25%, 03/15/2029
(j)
5,875 5,372
Roper Technologies Inc
4.20%, 09/15/2028 200 199
Salesforce Inc
1.95%, 07/15/2031 150 131
SAP SE
1.25%, 03/10/2028 EUR 100 111
SS&C Technologies Inc
6.50%, 06/01/2032
(j)
$ 2,150 2,211
Synopsys Inc
5.00%, 04/01/2032 100 101
UKG Inc
6.88%, 02/01/2031
(j)
2,625 2,695
VMware LLC
4.70%, 05/15/2030 100 100
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(j)
4,350 4,089
$ 59,529
Sovereign - 4.13%
Angolan Government International Bond
8.25%, 05/09/2028 3,000 2,906
Bahamas Government International Bond
8.25%, 06/24/2036
(j)
1,350 1,371
Benin Government International Bond
7.96%, 02/13/2038 1,200 1,162
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 28,000 4,546
Colombia Government International Bond
3.00%, 01/30/2030 $ 1,400 1,229
7.38%, 04/25/2030 1,200 1,257
Colombian TES
12.75%, 11/28/2040 COP 4,534,000 1,109
13.25%, 02/09/2033 17,148,000 4,366
Ecuador Government International Bond
6.90%, 07/31/2030
(l)
$ 2,900 2,543
6.90%, 07/31/2035
(l)
1,805 1,348
Egypt Government Bond
24.46%, 10/01/2027 EGP 55,900 1,144
25.32%, 08/13/2027 53,500 1,112
Egypt Government International Bond
7.05%, 01/15/2032 $ 1,225 1,123
7.63%, 05/29/2032 1,775 1,668
8.70%, 03/01/2049 2,350 1,933
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Treasury Bills
20.72%, 09/16/2025
(q)
EGP 49,700 $ 986
21.12%, 12/16/2025
(q)
22,500 418
23.72%, 11/18/2025
(q)
132,000 2,502
26.56%, 08/19/2025
(q)
126,000 2,556
El Salvador Government International Bond
0.25%, 04/17/2030
(j)
$ 33,000 693
Gabon Government International Bond
6.63%, 02/06/2031 1,050 861
7.00%, 11/24/2031 225 183
Ghana Government International Bond
0.00%, 01/03/2030
(d),(j)
1,819 1,515
0.00%, 01/03/2030
(d)
976 813
5.00%, 07/03/2029
(j),(l)
2,075 1,972
Hungary Government International Bond
6.00%, 09/26/2035
(i),(j)
2,525 2,543
Indonesia Treasury Bond
6.50%, 07/15/2030 IDR 57,400,000 3,537
Ivory Coast Government International Bond
5.88%, 10/17/2031 EUR 2,625 2,914
8.08%, 04/01/2036
(j)
$ 2,325 2,290
8.08%, 04/01/2036 300 296
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 150,000 979
Japan Government Ten Year Bond
0.70%, 12/20/2033 5,000 31
Malaysia Government Bond
3.34%, 05/15/2030 MYR 9,700 2,291
Mexican Bonos
8.50%, 11/18/2038 MXN 93,500 4,525
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,281 1,745
6.34%, 05/04/2053 400 365
6.63%, 01/29/2038 802 806
Nigeria Government International Bond
7.38%, 09/28/2033 3,000 2,763
Pakistan Government International Bond
6.88%, 12/05/2027 1,900 1,862
7.38%, 04/08/2031 650 608
Peru Government Bond
5.40%, 08/12/2034 PEN 3,900 1,026
Peruvian Government International Bond
6.85%, 08/12/2035
(j)
11,350 3,243
6.90%, 08/12/2037 4,825 1,359
Republic of Cameroon International Bond
9.50%, 07/31/2031 $ 1,700 1,595
Republic of Italy Government International Bond
3.88%, 05/06/2051 1,013 705
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 10,701 2,556
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 93,450 4,300
8.88%, 02/28/2035 39,150 2,049
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(j)
$ 1,550 1,604
Romanian Government International Bond
6.38%, 09/18/2033 EUR 1,825 2,206
6.75%, 07/11/2039 425 499
Senegal Government International Bond
4.75%, 03/13/2028 3,450 3,395
Turkiye Government International Bond
5.20%, 08/17/2031 2,550 2,900
Ukraine Government International Bond
1.75%, 02/01/2034
(j),(l)
$ 573 289
1.75%, 02/01/2034
(l)
1,292 660
Zambia Government International Bond
0.50%, 12/31/2053 2,450 1,792
$ 99,049

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 0.87%
CIT Education Loan Trust 2007-1
4.69%, 03/25/2042
(j)
$ 1,255 $ 1,229
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(j)
919 857
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(j)
1,564 1,577
KeyCorp Student Loan Trust 2006-A
5.71%, 03/27/2042 1,147 949
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.41%
National Collegiate Student Loan Trust 2005-2
4.84%, 06/25/2033 592 586
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.48%
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(j)
835 761
Navient Student Loan Trust
6.48%, 03/15/2072
(j)
647 659
Nelnet Student Loan Trust 2021-D
5.16%, 04/20/2062
(j)
277 272
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
Nelnet Student Loan Trust 2023-A
6.55%, 02/20/2041
(j)
426 435
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
6.64%, 02/20/2041
(j)
533 549
SLM Private Credit Student Loan Trust 2003-A
6.18%, 06/15/2032 1,939 938
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-B
4.91%, 06/15/2039 943 921
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
4.87%, 06/15/2039 1,292 1,240
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.78%, 12/15/2039 472 459
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
4.82%, 12/16/2041 1,495 1,462
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-2
5.35%, 04/27/2026 479 478
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.01%
SLM Student Loan Trust 2008-3
5.60%, 07/25/2028 1,706 1,696
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
6.25%, 01/25/2028 220 221
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
SLM Student Loan Trust 2008-5
6.30%, 10/25/2027 1,391 1,397
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Student Loan Trust 2008-6
5.70%, 04/25/2029 $ 1,965 $ 1,941
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2015-B
3.50%, 12/17/2040
(j)
171 170
SMB Private Education Loan Trust 2021-A
2.31%, 01/15/2053
(j)
899 873
Towd Point Asset Trust 2021-SL1
5.87%, 11/20/2061
(j)
1,200 1,141
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.51%
$ 20,811
Supranational Bank - 0.49%
Africa Finance Corp
7.50%, 01/21/2030
(h),(j),(k)
1,525 1,492
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.50%, 01/21/2030
(h),(k)
875 856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
European Bank for Reconstruction & Development
6.75%, 01/13/2032 INR 116,700 1,339
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,279 2,101
7.00%, 01/25/2029 INR 131,000 1,511
7.00%, 04/17/2033 93,000 1,083
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 1,857 1,725
6.50%, 04/17/2030 INR 136,000 1,545
$ 11,652
Telecommunications - 1.61%
Africell Holding Ltd
10.50%, 10/23/2029
(i),(j)
$ 1,875 1,827
America Movil SAB de CV
6.13%, 03/30/2040 100 104
AT&T Inc
3.15%, 06/01/2030 EUR 100 115
3.55%, 09/15/2055 $ 200 134
3.65%, 06/01/2051 100 71
3.65%, 09/15/2059 100 67
3.85%, 06/01/2060 380 263
4.25%, 06/01/2043 GBP 100 103
4.30%, 02/15/2030 $ 100 99
4.30%, 11/18/2034 EUR 100 121
4.50%, 05/15/2035 $ 2,003 1,901
4.70%, 08/15/2030 50 50
4.75%, 05/15/2046 1,207 1,050
4.90%, 08/15/2037 1,523 1,453
5.38%, 08/15/2035 50 51
5.40%, 02/15/2034 359 367
5.55%, 08/15/2041 100 98
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(j)
975 976
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 50 50
5.60%, 08/11/2053 CAD 50 38
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 120
5.13%, 12/04/2028 $ 200 203
Cisco Systems Inc
2.50%, 09/20/2026 100 98
5.05%, 02/26/2034 100 102
5.10%, 02/24/2035 1,372 1,395
5.30%, 02/26/2054 100 96
CommScope LLC
9.50%, 12/15/2031
(i),(j)
472 497

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Corning Inc
3.90%, 11/15/2049 $ 521 $ 393
5.45%, 11/15/2079 50 45
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 75
Deutsche Telekom International Finance BV
4.38%, 06/21/2028
(j)
$ 150 150
Digicel Intermediate Holdings Ltd / Digicel
International Finance Ltd / DIFL US
9.00%, PIK 10.50%; 05/25/2027
(i),(l),(m)
4,270 4,289
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(j),(o)
2,350 2,374
Motorola Solutions Inc
5.55%, 08/15/2035 683 697
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 102
4.62%, 07/16/2028
(j)
$ 200 200
5.17%, 07/16/2032
(j)
331 334
5.50%, 07/16/2035
(j)
422 429
Orange SA
0.50%, 09/04/2032 EUR 100 96
1.38%, 02/11/2029
(h),(k)
100 106
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 218
Rogers Communications Inc
3.20%, 03/15/2027 $ 100 98
4.55%, 03/15/2052 100 81
5.30%, 02/15/2034 50 50
6.75%, 11/09/2039 CAD 100 83
SES SA
4.13%, 06/24/2030 EUR 100 116
Sprint Capital Corp
6.88%, 11/15/2028 $ 100 107
Telefonica Emisiones SA
1.45%, 01/22/2027 EUR 100 113
4.90%, 03/06/2048 $ 657 553
5.52%, 03/01/2049 200 183
Telia Co AB
0.13%, 11/27/2030 EUR 100 98
Telstra Group Ltd
1.38%, 03/26/2029 100 109
TELUS Corp
4.70%, 03/06/2048 CAD 100 67
T-Mobile USA Inc
3.00%, 02/15/2041 $ 2,892 2,116
3.60%, 11/15/2060 633 418
3.88%, 04/15/2030 100 97
4.38%, 04/15/2040 100 88
4.80%, 07/15/2028 200 202
5.05%, 07/15/2033 100 100
5.65%, 01/15/2053 100 96
Veon Midco BV
3.38%, 11/25/2027 2,075 1,916
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 122
1.30%, 05/18/2033 EUR 100 98
1.75%, 01/20/2031 $ 150 129
2.36%, 03/15/2032 200 172
2.65%, 05/06/2030 AUD 200 117
2.85%, 09/03/2041 $ 1,396 987
2.99%, 10/30/2056 100 60
3.00%, 11/20/2060 986 579
3.40%, 03/22/2041 649 500
3.55%, 03/22/2051 100 71
3.88%, 03/01/2052 432 321
4.00%, 03/22/2050 100 76
4.02%, 12/03/2029 125 123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc (continued)
4.25%, 10/31/2030 EUR 100 $ 121
4.50%, 08/10/2033 $ 1,034 1,000
4.78%, 02/15/2035 191 185
5.25%, 04/02/2035 1,086 1,090
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(j)
3,450 3,143
Vodafone Group PLC
5.63%, 02/10/2053 200 189
5.75%, 02/10/2063 487 457
5.88%, 06/28/2064 1,585 1,526
$ 38,714
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 200 197
Transportation - 0.45%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 886 718
4.45%, 03/15/2043 867 758
5.20%, 04/15/2054 50 47
5.80%, 03/15/2056 317 322
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 54
3.85%, 08/05/2032 $ 100 95
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 94
4.30%, 05/15/2043 100 84
4.70%, 05/01/2048 623 547
5.20%, 03/30/2035 304 308
CSX Corp
3.35%, 09/15/2049 100 69
3.80%, 11/01/2046 100 77
DSV Finance BV
1.38%, 03/16/2030 EUR 100 107
East Japan Railway Co
5.56%, 09/04/2054 GBP 100 124
Federal Express Corp 2020-1 Pass Through Trusts
1.88%, 08/20/2035 $ 1,904 1,636
FedEx Corp
4.95%, 10/17/2048
(j)
100 84
Norfolk Southern Corp
4.55%, 06/01/2053 100 84
5.55%, 03/15/2034 100 104
Ryder System Inc
5.25%, 06/01/2028 100 102
5.50%, 06/01/2029 652 674
Transnet SOC Ltd
8.25%, 02/06/2028 2,275 2,371
TTX Co
5.50%, 09/25/2026
(j)
839 847
Union Pacific Corp
3.25%, 02/05/2050 100 68
3.60%, 09/15/2037 100 86
3.85%, 02/14/2072 100 68
United Parcel Service Inc
5.30%, 04/01/2050
(i)
200 187
Yinson Bergenia Production BV
8.50%, 01/31/2045
(j)
950 980
$ 10,695
Trucking & Leasing - 0.34%
FTAI Aviation Investors LLC
7.00%, 05/01/2031
(j)
2,425 2,516
7.00%, 06/15/2032
(j)
1,100 1,139
GATX Corp
3.25%, 09/15/2026 985 971
6.05%, 03/15/2034 100 106

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing (continued)
Penske Truck Leasing Co Lp / PTL Finance Corp
5.25%, 02/01/2030
(j)
$ 920 $ 938
5.35%, 03/30/2029
(j)
384 392
5.88%, 11/15/2027
(j)
100 103
6.05%, 08/01/2028
(j)
940 976
6.20%, 06/15/2030
(j)
1,036 1,099
$ 8,240
Water - 0.12%
Aegea Finance Sarl
9.00%, 01/20/2031
(j)
1,575 1,693
9.00%, 01/20/2031
(i)
250 269
American Water Capital Corp
4.15%, 06/01/2049 100 79
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 126
Essential Utilities Inc
3.35%, 04/15/2050
(i)
$ 100 65
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 137
Suez SACA
5.00%, 11/03/2032 EUR 100 125
SW Finance I PLC
6.19%, 03/31/2029 GBP 50 68
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 117
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 224
$ 2,903
TOTAL BONDS $ 1,692,884
CONVERTIBLE BONDS - 0.07%
Principal
Amount (000's) Value (000's)
Chemicals - 0.07%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 1,800 $ 1,670
TOTAL CONVERTIBLE BONDS $ 1,670
SENIOR FLOATING RATE INTERESTS
- 11.20%
Principal
Amount (000's) Value (000's)
Advertising - 0.13%
Advantage Sales & Marketing Inc Term Loan B2
8.80%, 10/28/2027
(r)
$ 72 $ 55
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc Term Loan B
8.44%, 08/23/2028
(r)
1,750 1,743
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.44%, 08/23/2028
(r)
894 890
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CMG Media Corp Term Loan B2
7.89%, 06/18/2029
(r)
137 134
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Planet US Buyer LLC Term Loan B
7.33%, 02/07/2031
(r)
395 396
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 3,218
Aerospace & Defense - 0.12%
Azorra Soar Tlb Finance Ltd Term Loan B
7.82%, 10/18/2029
(r)
248 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Bleriot US Bidco Inc Term Loan B
7.05%, 10/31/2030
(r)
291 291
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Goat Holdco LLC Term Loan B
7.33%, 12/10/2031
(r)
$ 455 $ 455
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kaman Corp Term Loan B
7.05%, 01/30/2032
(r)
800 800
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Kaman Corp
7.05%, 02/26/2032
(r)
7 7
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Signia Aerospace LLC
7.06%, 12/11/2031
(r)
173 173
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(r)
669 671
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
6.80%, 01/19/2032
(r)
307 308
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 2,953
Airlines - 0.03%
AAdvantage Loyalty IP Ltd Term Loan B
6.58%, 04/20/2028
(r)
146 146
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Air Canada Term Loan B
6.35%, 03/21/2031
(r)
306 306
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SkyMiles IP Ltd Term Loan B
8.07%, 10/20/2027
(r)
221 222
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.35%, 02/22/2031
(r)
160 160
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 834
Apparel - 0.06%
ABG Intermediate Holdings 2 LLC Term Loan B1
6.58%, 12/21/2028
(r)
283 282
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Beach Acquisition Bidco LLC
0.00%, 06/25/2032
(r),(s)
205 206
Varsity Brands Inc Term Loan B
7.58%, 08/26/2031
(r)
424 425
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.58%, 08/26/2031
(r)
397 398
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
WH Borrower LLC Term Loan B
9.07%, 02/12/2032
(r)
155 155
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 1,466
Automobile Parts & Equipment - 0.30%
Clarios Global LP Term Loan B
6.83%, 05/04/2030
(r)
1,596 1,595
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
6.83%, 05/04/2030
(r)
501 501
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Clarios Global LP Term Loan B (continued)
7.08%, 01/14/2032
(r)
$ 480 $ 480
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dexko Global Inc Term Loan B
8.19%, 10/04/2028
(r)
273 260
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
First Brands Group LLC Term Loan B
9.54%, 03/30/2027
(r)
2,638 2,575
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
9.54%, 03/30/2027
(r)
320 312
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC Term Loan
13.04%, 03/30/2028
(r)
1,475 1,379
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
$ 7,102
Banks - 0.00%
Ascensus Holdings Inc Term Loan B
7.33%, 08/02/2028
(r)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Beverages - 0.12%
Arterra Wines Canada Inc Term Loan B1
8.06%, 11/25/2027
(r)
1,348 1,329
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
BrewCo Borrower LLC Term Loan
0.00%, 04/05/2028
(d),(r)
143 36
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
0.00%, 04/05/2028
(d),(r)
374 94
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
BrewCo Borrower LLC PIK Term Loan
6.09%, PIK 7.50%, 01/05/2026
(m),(r)
38 36
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
Naked Juice LLC Term Loan
9.80%, 01/24/2029
(r)
122 121
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Pegasus Bidco BV Term Loan B
7.58%, 07/12/2029
(r)
196 196
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Primo Brands Corp Term Loan B
6.55%, 03/31/2028
(r)
829 830
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Sazerac Company Inc
6.84%, 06/25/2032
(r)
145 145
$ 2,787
Building Materials - 0.12%
ACProducts Holdings Inc Term Loan B
8.81%, 05/17/2028
(r)
104 78
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
7.68%, 10/22/2028
(r)
422 422
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Chariot Buyer LLC
0.00%, 07/22/2032
(r),(s)
40 40
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Cornerstone Building Brands Inc Term Loan B
7.69%, 04/12/2028
(r)
$ 405 $ 368
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CP Atlas Buyer Inc Term Loan B
9.60%, 07/01/2030
(r)
42 40
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Eco Material Technologies Inc Term Loan
7.47%, 01/30/2032
(r)
1,275 1,279
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Knife River Corp Term Loan B
6.31%, 02/20/2032
(r)
35 35
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
MI Windows And Doors LLC Term Loan B3
7.08%, 03/21/2031
(r)
127 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Quikrete Holdings Inc Term Loan B3
6.58%, 01/31/2032
(r)
402 401
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Quikrete Holdings Inc Term Loan B1
6.58%, 04/14/2031
(r)
138 138
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 2,928
Chemicals - 0.42%
Advancion Holdings LLC Term Loan
12.18%, 10/27/2028
(r)
8,680 8,107
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Discovery Purchaser Corp Term Loan B
8.08%, 08/04/2029
(r)
337 336
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Ecovyst Catalyst Technologies LLC Term Loan B
6.29%, 06/12/2031
(r)
215 214
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc Term Loan B
7.80%, 02/06/2032
(r)
165 163
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Herens US Holdco Corp Term Loan B
8.32%, 07/03/2028
(r)
113 100
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC Term Loan B
7.33%, 02/07/2031
(r)
17 16
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.58%, 02/18/2030
(r)
153 142
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
NIC Acquisition Corp Term Loan B
8.31%, 12/29/2027
(r)
125 107
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon Finance BV Term Loan B
7.51%, 04/03/2028
(r)
592 592
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Olympus Water US Holding Corp
0.00%, 07/23/2032
(r),(s)
80 80

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
USALCO LLC Term Loan B
8.33%, 09/30/2031
(r)
$ 203 $ 203
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 10,060
Commercial Services - 0.42%
Allied Universal Holdco LLC Term Loan B
8.18%, 05/12/2028
(r)
604 605
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
American Auto Auction Group LLC Term Loan B
8.84%, 05/22/2032
(r)
33 33
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Anticimex Global AB Term Loan B1
7.66%, 11/16/2028
(r)
615 615
CME Term Secured Overnight Financing
Rate 3 Month + 3.15%
Anticimex Global AB Term Loan B6
7.66%, 11/16/2028
(r)
56 56
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Belron Finance 2019 LLC Term Loan B
7.05%, 10/16/2031
(r)
299 300
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Boost Newco Borrower LLC Term Loan B2
6.30%, 01/31/2031
(r)
804 806
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Camelot US Acquisition LLC Term Loan B
7.08%, 01/31/2031
(r)
170 169
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority Term Loan B
9.05%, 03/29/2032
(r)
145 147
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Champions Financing Inc Term Loan B
9.08%, 02/23/2029
(r)
2,487 2,303
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Corp Service Co Term Loan B
6.40%, 11/02/2029
(r)
285 284
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Creative Artists Agency LLC Term Loan B
6.85%, 10/01/2031
(r)
498 498
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Element Materials Technology Group US Holdings
Inc
8.05%, 07/06/2029
(r)
389 389
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC Term Loan B
7.28%, 08/01/2029
(r)
315 316
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
First Advantage Holdings LLC Term Loan B
7.58%, 09/19/2031
(r)
254 254
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp Term Loan B
7.48%, 02/01/2029
(r)
413 413
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Jupiter Buyer Inc Term Loan B
9.05%, 10/10/2031
(r)
$ 273 $ 274
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Mister Car Wash Holdings Inc Term Loan B
6.86%, 03/27/2031
(r)
393 393
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
OMNIA Partners LLC Term Loan B
6.81%, 07/25/2030
(r)
282 282
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PG Polaris BidCo Sarl Term Loan B
7.05%, 03/26/2031
(r)
242 243
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Prime Security Services Borrower LLC Term Loan
B1
6.13%, 10/13/2030
(r)
221 221
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Priority Holdings LLC Term Loan B
0.00%, 07/23/2032
(r),(s)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Shift4 Payments LLC
7.05%, 05/07/2032
(r)
60 60
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Spin Holdco Inc Term Loan B
10.26%, 03/03/2028
(r)
701 616
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B2
6.83%, 01/30/2031
(r)
515 514
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
XPLOR T1 LLC Term Loan B
7.79%, 06/24/2031
(r)
233 234
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 10,150
Computers - 0.27%
Amentum Holdings Inc Term Loan B
6.83%, 07/30/2031
(r)
122 122
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Clover Holdings 2 LLC Term Loan B
7.66%, 12/09/2031
(r)
828 826
Cubic Corp Term Loan B
0.00%, 05/25/2028
(r),(s)
82 60
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Cubic Corp Term Loan C
0.00%, 05/25/2028
(r),(s)
17 12
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Fortress Intermediate 3 Inc Term Loan B
7.32%, 06/27/2031
(r)
432 432
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Kaseya Inc Term Loan B
7.58%, 03/06/2032
(r)
648 650
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
7.58%, 03/06/2032
(r)
417 418
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
KnowBe4 Inc
8.06%, 07/22/2032
(r)
$ 900 $ 899
McAfee Corp Term Loan B1
7.33%, 03/01/2029
(r)
525 507
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp Term Loan B
8.03%, 03/27/2029
(r)
107 108
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Perforce Software Inc Term Loan B
9.08%, 03/21/2031
(r)
295 286
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Synechron Inc Term Loan B
8.03%, 10/03/2031
(r)
249 249
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
VeriFone Systems Inc Term Loan
10.06%, 08/18/2028
(r)
484 466
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Vision Solutions Inc Term Loan B
8.54%, 04/23/2028
(r)
299 288
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC
6.35%, 03/01/2030
(r)
220 219
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
X Corp Term Loan B1
10.93%, 10/26/2029
(r)
647 630
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
X Corp Term Loan B3
9.50%, 10/26/2029
(r)
345 334
$ 6,506
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(r)
171 145
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
VC GB Holdings I Corp Term Loan B
8.06%, 06/30/2028
(r)
101 100
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 245
Cosmetics & Personal Care - 0.02%
Conair Holdings LLC Term Loan B
8.19%, 05/17/2028
(r)
72 53
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Opal US LLC Term Loan B
7.43%, 03/31/2032
(r)
330 331
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
$ 384
Distribution & Wholesale - 0.29%
Gates Corp/DE Term Loan B5
6.08%, 06/04/2031
(r)
273 272
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Gloves Buyer Inc Term Loan B
8.32%, 01/17/2032
(r)
2,590 2,534
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
Infinite Bidco LLC Term Loan
11.54%, 02/24/2029
(r)
$ 4,850 $ 4,223
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 7,029
Diversified Financial Services - 0.06%
Dechra Finance US LLC Term Loan B
7.45%, 12/04/2031
(r)
125 125
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Jump Financial LLC Term Loan B
8.55%, 02/20/2032
(r)
923 923
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Kestra Advisor Services Holdings A Inc Term Loan
B
7.33%, 03/22/2031
(r)
259 259
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Orion US Finco Term Loan B
0.00%, 05/20/2032
(r),(s)
56 56
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,363
Electric - 0.15%
Cornerstone Generation LLC Term Loan B
0.00%, 10/28/2031
(r),(s)
484 487
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Invenergy Thermal Operating I LLC
7.91%, 05/06/2032
(r)
108 109
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.91%, 05/06/2032
(r)
7 7
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Kestrel Acquisition LLC Term Loan B
7.80%, 10/29/2031
(r)
196 196
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Long Ridge Energy LLC
8.80%, 02/07/2032
(r)
50 49
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
NRG Energy Inc Term Loan B
0.00%, 04/16/2031
(r),(s)
125 125
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Talen Energy Supply LLC Term Loan B
6.81%, 05/17/2030
(r)
1,307 1,308
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
6.81%, 12/11/2031
(r)
1,258 1,260
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 3,541
Electronics - 0.06%
Coherent Corp Term Loan B2
6.33%, 07/02/2029
(r)
170 171
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ingram Micro Inc Term Loan B2
6.56%, 09/22/2031
(r)
162 163
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Lsf12 Crown US Commercial Bidco LLC Term
Loan B
7.84%, 12/02/2031
(r)
$ 980 $ 985
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
MX Holdings US Inc Term Loan B
6.58%, 02/20/2032
(r)
48 48
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,367
Engineering & Construction - 0.06%
Apple Bidco LLC Term Loan B
6.83%, 09/22/2031
(r)
457 458
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Brown Group Holding LLC Term Loan B1
6.83%, 07/01/2031
(r)
222 222
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Brown Group Holding LLC Term Loan B2
6.81%, 07/01/2031
(r)
514 515
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc
6.59%, 07/01/2032
(r)
210 211
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
DG Investment Intermediate Holdings 2 Inc Term
Loan B
8.09%, 07/02/2032
(r)
83 83
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,489
Entertainment - 0.22%
AMC Entertainment Holdings Inc Term Loan
11.35%, 01/04/2029
(r)
1,070 1,076
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc Term Loan B1
6.58%, 02/06/2031
(r)
366 365
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Churchill Downs Inc Term Loan B1
6.08%, 03/17/2028
(r)
201 201
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Cinemark USA Inc Term Loan B
6.57%, 05/24/2030
(r)
243 243
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Crown Finance US Inc Term Loan B
8.83%, 12/02/2031
(r)
609 606
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Entain PLC Term Loan B
7.02%, 10/31/2029
(r)
394 395
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Flutter Financing BV Term Loan B
0.00%, 06/04/2032
(r),(s)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.05%, 11/30/2030
(r)
233 232
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Herschend Entertainment Co LLC Term Loan
7.60%, 05/14/2032
(r)
$ 125 $ 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc Term Loan B2
6.59%, 04/14/2029
(r)
166 166
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
7.80%, 11/12/2029
(r)
27 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PCI Gaming Authority Term Loan B
6.33%, 07/18/2031
(r)
213 213
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Penn Entertainment Inc Term Loan B
6.83%, 05/03/2029
(r)
187 188
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Scientific Games Holdings LP Term Loan B
7.29%, 04/04/2029
(r)
436 436
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B3
6.33%, 12/04/2031
(r)
310 309
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Six Flags Entertainment Corp Term Loan B
6.33%, 04/18/2031
(r)
178 178
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UFC Holdings LLC Term Loan B4
6.57%, 11/14/2031
(r)
422 423
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 5,227
Environmental Control - 0.08%
GFL ES US LLC Term Loan B
6.82%, 02/04/2032
(r)
294 294
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Madison IAQ LLC Term Loan B
6.70%, 06/21/2028
(r)
212 212
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp Term Loan B1
6.59%, 11/30/2028
(r)
261 261
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp Term Loan C1
6.59%, 11/30/2028
(r)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Win Waste Innovations Holdings Inc Term Loan
7.19%, 03/24/2028
(r)
1,108 1,107
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Win Waste Innovations Holdings Inc Term Loan B1
8.19%, 03/24/2028
(r)
70 70
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,964
Food - 0.04%
Aspire Bakeries Hldgs LLC
7.85%, 12/23/2030
(r)
139 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
CHG PPC Parent LLC Term Loan B
7.44%, 12/08/2028
(r)
$ 229 $ 229
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
7.64%, 02/12/2031
(r)
234 235
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Froneri US Inc Term Loan B4
6.24%, 09/17/2031
(r)
229 227
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Savor Acquisition Inc Term Loan B
7.58%, 02/04/2032
(r)
91 92
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 923
Hand & Machine Tools - 0.01%
Madison Safety & Flow LLC Term Loan B
7.14%, 09/26/2031
(r)
169 169
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Healthcare - Products - 0.11%
Bausch + Lomb Corp Term Loan B
8.60%, 12/18/2030
(r)
256 257
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Insulet Corp Term Loan B
6.33%, 08/04/2031
(r)
238 238
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Medline Borrower LP Term Loan B
0.00%, 10/23/2028
(r),(s)
31 31
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.58%, 10/23/2028
(r)
1,383 1,383
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Resonetics LLC
7.06%, 06/18/2031
(r)
271 271
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Viant Medical Holdings Inc Term Loan
8.33%, 10/17/2031
(r)
387 386
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 2,566
Healthcare - Services - 0.80%
ADMI Corp Term Loan B1
10.08%, 12/23/2027
(r)
235 227
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc Term Loan B
7.08%, 08/24/2028
(r)
194 194
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aveanna Healthcare LLC Term Loan B
8.18%, 07/17/2028
(r)
5,592 5,510
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Aveanna Healthcare LLC Term Loan
11.48%, 12/10/2029
(r)
1,980 1,958
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Concentra Health Services Inc Term Loan B1
6.33%, 07/26/2031
(r)
249 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Eyecare Partners LLC PIK Term Loan B
5.23%, PIK 3.61%, 11/30/2028
(m),(r)
$ 3,596 $ 2,829
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
5.23%, PIK 3.61%, 11/30/2028
(m),(r)
227 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc PIK Term Loan B
9.08%, PIK 0.75%, 10/31/2028
(m),(r)
616 616
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Heartland Dental LLC Term Loan B
8.89%, 04/28/2028
(r)
955 956
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Medical Solutions Holdings Inc Term Loan B
7.88%, 10/06/2028
(r)
274 149
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
National Mentor Holdings Inc Term Loan B
8.17%, 03/02/2028
(r)
472 460
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc Term Loan C
8.14%, 03/02/2028
(r)
14 13
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Onex TSG Intermediate Corp
0.00%, 07/23/2032
(r),(s)
143 143
Pacific Dental Services LLC Term Loan B
7.10%, 03/15/2031
(r)
388 389
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Phoenix Guarantor Inc Term Loan B5
6.83%, 02/21/2031
(r)
484 485
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Newco Inc Term Loan B
6.83%, 11/15/2028
(r)
746 747
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc Term Loan B
8.80%, 06/25/2032
(r)
329 329
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Select Medical Corp Term Loan B2
6.33%, 11/18/2031
(r)
226 225
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sound Inpatient Physicians Inc PIK Term Loan B
8.06%, PIK 1.50%, 06/28/2028
(m),(r)
315 295
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Sound Inpatient Physicians Inc PIK Term Loan A
11.05%, PIK 0.00%, 06/28/2028
(r)
28 29
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Star Parent Inc Term Loan B
8.30%, 09/27/2030
(r)
161 159
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Surgery Center Holdings Inc Term Loan
7.08%, 12/19/2030
(r)
1,107 1,109
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Team Health Holdings Inc Term Loan B
0.00%, 06/23/2028
(r),(s)
$ 1,000 $ 1,000
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.53%, 03/02/2027
(r)
901 899
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 19,150
Home Builders - 0.05%
Tecta America Corp
7.33%, 02/12/2032
(r)
1,300 1,302
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Home Furnishings - 0.08%
AI Aqua Merger Sub Inc Term Loan B
7.32%, 07/31/2028
(r)
695 695
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MillerKnoll Inc Term Loan B
6.44%, 07/19/2028
(r)
382 382
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Somnigroup International Inc Term Loan B
6.53%, 10/24/2031
(r)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Weber-Stephen Products LLC Term Loan B
7.69%, 10/30/2027
(r)
522 521
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
8.67%, 10/30/2027
(r)
93 93
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 1,924
Insurance - 1.16%
Acrisure LLC Term Loan B6
7.33%, 11/06/2030
(r)
997 996
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.33%, 11/06/2030
(r)
457 456
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Alera Group Inc Term Loan B
7.58%, 05/21/2032
(r)
350 351
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Alliant Holdings Intermediate LLC Term Loan B6
7.10%, 09/12/2031
(r)
832 832
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
AmWINS Group Inc Term Loan B
6.58%, 01/23/2032
(r)
312 312
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc Term Loan B5
7.89%, 02/14/2031
(r)
566 567
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC Term Loan B9
7.69%, 07/31/2027
(r)
417 416
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC Term Loan B3
9.69%, 01/31/2028
(r)
$ 7,600 $ 7,292
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.69%, 01/31/2028
(r)
271 260
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B4
9.69%, 01/20/2029
(r)
9,150 8,582
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.69%, 01/20/2029
(r)
950 891
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.69%, 01/20/2029
(r)
175 164
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B11
8.68%, 08/19/2028
(r)
206 204
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Asurion LLC Term Loan B13
8.58%, 09/19/2030
(r)
375 367
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
BroadStreet Partners Inc Term Loan B4
7.08%, 06/14/2031
(r)
1,328 1,328
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CRC Insurance Group LLC Term Loan B
7.05%, 05/06/2031
(r)
417 417
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
CRC Insurance Group LLC Term Loan
9.05%, 05/06/2032
(r)
1,447 1,476
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
HUB International Ltd Term Loan B
6.83%, 06/20/2030
(r)
420 421
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Ryan Specialty LLC Term Loan B
6.58%, 09/10/2031
(r)
437 437
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sedgwick Claims Management Services Inc Term
Loan B
7.33%, 07/31/2031
(r)
788 789
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Trucordia Insurance Holdings LLC Term Loan
7.56%, 06/14/2032
(r)
260 261
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
USI Inc/NY Term Loan D
6.55%, 11/22/2029
(r)
693 692
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc/NY Term Loan C
6.55%, 09/27/2030
(r)
230 230
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 27,741
Internet - 0.46%
CNT Holdings I Corp Term Loan B
6.79%, 11/08/2032
(r)
540 540
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
MH Sub I LLC Term Loan
10.58%, 02/12/2029
(r)
$ 7,550 $ 6,587
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc Term Loan B
0.00%, 08/31/2028
(r),(s)
425 426
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
0.00%, 08/31/2028
(r),(s)
72 72
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.33%, 08/31/2028
(r)
615 616
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ten-X LLC Term Loan
10.11%, 05/26/2028
(r)
2,968 2,686
CME Term Secured Overnight Financing
Rate 6 Month + 6.00%
$ 10,927
Investment Companies - 0.34%
Acuren Delaware Holdco Inc Term Loan
0.00%, 07/30/2031
(r),(s)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Aragorn Parent Corp Term Loan B
7.84%, 12/15/2028
(r)
183 184
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Nexus Buyer LLC Term Loan
10.68%, 11/05/2029
(r)
7,350 7,292
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Nexus Buyer LLC Term Loan B
7.83%, 07/31/2031
(r)
697 698
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 8,239
Leisure Products & Services - 0.08%
Alterra Mountain Co
6.85%, 08/18/2028
(r)
380 381
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GBT US III LLC Term Loan B1
6.81%, 07/28/2031
(r)
199 199
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Hayward Industries Inc Term Loan B
6.94%, 05/28/2028
(r)
277 277
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MajorDrive Holdings IV LLC Term Loan B
8.56%, 06/01/2028
(r)
1,035 1,015
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Topgolf Callaway Brands Corp Term Loan B
7.33%, 03/16/2030
(r)
141 139
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 2,011
Lodging - 0.01%
Fertitta Entertainment LLC/NV Term Loan B
7.60%, 01/13/2029
(r)
345 345
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.56%
Chart Industries Inc Term Loan B
6.79%, 03/15/2030
(r)
$ 172 $ 173
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Engineered Machinery Holdings Inc Term Loan
10.56%, 05/21/2029
(r)
10,613 10,622
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Husky Injection Molding Systems Ltd Term Loan B
8.73%, 02/01/2029
(r)
280 280
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
Oregon Tool Lux LP Term Loan
8.58%, 10/15/2029
(r)
116 95
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.68%, 10/15/2029
(r)
66 67
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
TK Elevator US Newco Inc Term Loan B
7.24%, 04/30/2030
(r)
1,264 1,270
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Victory Buyer LLC Term Loan
8.19%, 11/18/2028
(r)
904 902
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 13,409
Media - 0.76%
Cengage Learning Inc Term Loan B
7.84%, 03/22/2031
(r)
492 492
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC Term Loan
7.78%, 10/30/2030
(r)
247 247
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
CSC Holdings LLC Term Loan B5
8.88%, 04/15/2027
(r)
800 787
Prime Rate + 1.50%
CSC Holdings LLC Term Loan B6
8.84%, 01/18/2028
(r)
761 759
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC Term Loan Non-Extended
9.54%, 08/02/2027
(r)
86 86
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
EW Scripps Co/The Term Loan B2
10.21%, 06/30/2028
(r)
49 50
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
EW Scripps Co/The Term Loan B3
7.81%, 11/30/2029
(r)
50 48
CME Term Secured Overnight Financing
Rate 1 Month + 3.35%
LCPR Loan Financing LLC Term Loan
0.00%, 10/13/2028
(r),(s)
56 42
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McGraw-Hill Education Inc Term Loan B
7.58%, 08/06/2031
(r)
190 190
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Sinclair Television Group Inc Term Loan B6
7.74%, 12/31/2029
(r)
105 97
CME Term Secured Overnight Financing
Rate 1 Month + 3.30%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
SportsNet New York
10.25%, PIK 7.50%, 04/10/2026
(e),(m),(r)
$ 21,443 $ 14,102
Sunrise Financing Partnership Term Loan AAA
6.69%, 01/31/2032
(r)
222 222
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Virgin Media Bristol LLC Term Loan Q
7.71%, 01/31/2029
(r)
150 149
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Virgin Media Bristol LLC Term Loan Y
7.37%, 03/31/2031
(r)
300 294
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ziggo Financing Partnership Term Loan I
6.96%, 04/28/2028
(r)
683 658
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 18,223
Mining - 0.14%
Arctic Canadian Diamond Co Ltd
10.00%, 06/30/2026
(e),(f),(r)
4,510 3,180
Arsenal AIC Parent LLC Term Loan B
7.08%, 08/18/2030
(r)
103 103
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 3,283
Packaging & Containers - 0.25%
Berlin Packaging LLC Term Loan B7
7.82%, 06/07/2031
(r)
417 418
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Clydesdale Acquisition Holdings Inc Term Loan B
7.50%, 04/13/2029
(r)
478 477
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
7.58%, 03/26/2032
(r)
614 614
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Klockner Pentaplast of America Inc Term Loan B
9.23%, 02/12/2026
(r)
578 526
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
LABL Inc Term Loan B
9.43%, 10/27/2028
(r)
3,226 2,913
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Plaze Inc Term Loan B
8.19%, 08/03/2026
(r)
45 43
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC Term Loan B
8.32%, 09/15/2028
(r)
458 458
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc Term Loan B
7.83%, 03/27/2031
(r)
211 212
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TricorBraun Holdings Inc Term Loan B
7.69%, 03/03/2028
(r)
420 419
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 6,080
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.50%
Amneal Pharmaceuticals LLC Term Loan B
0.00%, 07/23/2032
(r),(s)
$ 250 $ 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.83%, 05/04/2028
(r)
221 225
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
7.65%, 03/03/2031
(r)
189 188
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Covetrus Inc Term Loan
9.30%, 10/13/2029
(r)
8,910 8,114
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Gainwell Acquisition Corp Term Loan B
8.40%, 10/01/2027
(r)
457 450
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.58%, 05/05/2028
(r)
110 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co Term Loan B
6.60%, 05/19/2031
(r)
570 548
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Perrigo Investments LLC Term Loan B
6.33%, 04/20/2029
(r)
184 185
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sharp Services LLC Term Loan D
7.55%, 12/31/2028
(r)
1,917 1,925
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 11,996
Pipelines - 0.11%
Colonial Pipeline Co
0.00%, 06/11/2032
(r),(s)
335 333
EPIC Crude Services LP Term Loan B
6.83%, 10/15/2031
(r)
233 234
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Freeport LNG Investments LLLP
7.59%, 11/17/2026
(r)
823 820
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
7.58%, 12/21/2028
(r)
404 404
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
New Fortress Energy Inc Term Loan B
9.81%, 10/27/2028
(r)
106 48
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Oryx Midstream Services Permian Basin LLC Term
Loan B
6.60%, 10/05/2028
(r)
200 201
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TransMontaigne Operating Co LP Term Loan B
7.58%, 11/17/2028
(r)
280 280
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Traverse Midstream Partners LLC Term Loan B
7.28%, 02/16/2028
(r)
$ 248 $ 249
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 2,569
Real Estate - 0.06%
CoreLogic Inc Term Loan B
7.94%, 06/02/2028
(r)
399 398
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cushman & Wakefield US Borrower LLC Term
Loan B2
7.08%, 01/31/2030
(r)
255 257
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cushman & Wakefield US Borrower LLC Term
Loan B3
7.10%, 01/31/2030
(r)
237 238
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest City Enterprises LLC Term Loan B
7.94%, 12/07/2025
(r)
490 475
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,368
Retail - 0.18%
Boots Group PLC
0.00%, 07/16/2032
(r),(s)
50 50
EG America LLC Term Loan B2
8.58%, 02/07/2028
(r)
273 274
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Gulfside Supply Inc Term Loan B
7.30%, 05/29/2031
(r)
212 212
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp Term Loan B
6.83%, 12/15/2027
(r)
503 503
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC Term Loan B
6.85%, 06/09/2031
(r)
288 288
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Kodiak BP LLC Term Loan B
8.04%, 12/04/2031
(r)
60 58
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
LBM Acquisition LLC Term Loan B
8.18%, 12/17/2027
(r)
60 59
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.19%, 06/06/2031
(r)
313 292
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC Term Loan B1
6.83%, 04/23/2031
(r)
198 198
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Michaels Cos Inc/The Term Loan
9.09%, 04/15/2028
(r)
215 182
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Petco Health & Wellness Co Inc Term Loan B
7.80%, 03/03/2028
(r)
113 105
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
PetSmart LLC Term Loan B
8.18%, 02/11/2028
(r)
$ 531 $ 529
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
QXO Building Products Inc Term Loan B
7.29%, 04/23/2032
(r)
121 122
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Restoration Hardware Inc Term Loan B
6.94%, 10/20/2028
(r)
204 197
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC Term Loan B
8.55%, 03/31/2029
(r)
987 988
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
White Cap Supply Holdings LLC Term Loan B
7.58%, 10/19/2029
(r)
208 207
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,264
Semiconductors - 0.14%
Altar Bidco Inc Term Loan
9.75%, 02/01/2030
(r)
3,570 3,400
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1.87%
Applied Systems Inc Term Loan B1
8.80%, 02/24/2032
(r)
2,700 2,767
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ascend Learning LLC Term Loan B
7.33%, 12/11/2028
(r)
3,940 3,940
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ascend Learning LLC Term Loan
10.18%, 12/10/2029
(r)
550 549
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AthenaHealth Group Inc Term Loan B
7.08%, 02/15/2029
(r)
1,571 1,569
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Avalara Inc Term Loan B
7.55%, 03/19/2032
(r)
369 370
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Avaya Inc PIK Term Loan Exit
11.83%, PIK 0.00%, 07/31/2028
(r)
1,019 791
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc Term Loan B
7.35%, 04/30/2031
(r)
356 356
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
BCPE Pequod Buyer Inc Term Loan B
7.33%, 09/19/2031
(r)
209 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Boxer Parent Co Inc Term Loan B
7.33%, 07/30/2031
(r)
1,125 1,124
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cast & Crew LLC Term Loan B
8.08%, 12/29/2028
(r)
2,599 2,468
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
CCC Intelligent Solutions Inc Term Loan B
6.33%, 01/23/2032
(r)
$ 134 $ 134
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cloud Software Group Inc Term Loan B2
8.04%, 03/21/2031
(r)
60 60
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Cotiviti Inc Term Loan B
7.08%, 05/01/2031
(r)
457 456
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cotiviti Inc Term Loan
7.08%, 02/13/2032
(r)
250 249
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dayforce Inc Term Loan B
6.28%, 03/01/2031
(r)
195 195
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
DTI Holdco Inc Term Loan B
8.33%, 04/26/2029
(r)
140 138
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Dun & Bradstreet Corp/The Term Loan B2
6.60%, 01/18/2029
(r)
236 236
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ellucian Holdings Inc Term Loan B
7.08%, 10/09/2029
(r)
436 436
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ellucian Holdings Inc Term Loan
9.08%, 11/15/2032
(r)
620 637
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
9.08%, 11/15/2032
(r)
1,450 1,490
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Epicor Software Corp Term Loan B
7.08%, 05/23/2031
(r)
1,506 1,508
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
EVERTEC Group LLC Term Loan B
7.08%, 10/30/2030
(r)
189 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
FinThrive Software Intermediate Holdings Inc Term
Loan B
8.35%, 12/17/2028
(r)
303 295
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
FinThrive Software Intermediate Holdings Inc Term
Loan C
8.46%, 12/15/2028
(r)
57 51
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Genesys Cloud Services Inc Term Loan B
6.84%, 01/23/2032
(r)
912 911
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Icon Parent Inc
7.21%, 09/11/2031
(r)
727 729
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Informatica LLC Term Loan B
6.58%, 10/27/2028
(r)
$ 514 $ 516
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Isolved Inc
7.10%, 10/15/2030
(r)
191 191
Javelin Buyer Inc Term Loan
7.33%, 10/08/2031
(r)
443 442
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Kaseya Inc
9.33%, 03/05/2033
(r)
3,770 3,782
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
9.33%, 03/05/2033
(r)
2,175 2,182
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Leia Finco US LLC Term Loan B
7.57%, 10/09/2031
(r)
1,644 1,646
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
7.57%, 10/09/2031
(r)
574 574
CME Term Secured Overnight Financing
Rate 3 Month + 3..25%
Leia Finco US LLC Term Loan
9.57%, 10/11/2032
(r)
4,750 4,755
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(r)
1,608 12
Marcel Bidco LLC Term Loan B
7.31%, 11/12/2030
(r)
283 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Mitchell International Inc Term Loan B
7.58%, 06/17/2031
(r)
631 631
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Modena Buyer LLC Term Loan B
8.80%, 04/18/2031
(r)
2,581 2,528
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Open Text Corp Term Loan B
6.08%, 01/31/2030
(r)
321 321
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Planview Parent Inc Term Loan
7.80%, 12/17/2027
(r)
499 487
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
PointClickCare Technologies Inc
7.08%, 11/03/2031
(r)
224 224
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Polaris Newco LLC Term Loan B
8.29%, 06/02/2028
(r)
184 180
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Project Alpha Intermediate Holding Inc Term Loan
B
7.55%, 10/28/2030
(r)
335 336
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Finance LLC Term Loan B
7.21%, 05/15/2028
(r)
$ 606 $ 314
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.71%, 05/15/2028
(r)
317 320
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Rocket Software Inc Term Loan B
8.08%, 11/28/2028
(r)
567 568
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Sophos Holdings LLC Term Loan B
7.94%, 03/05/2027
(r)
174 174
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SS&C Technologies Inc Term Loan B8
6.33%, 05/09/2031
(r)
268 268
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc Term Loan B
6.30%, 02/10/2031
(r)
1,149 1,148
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
VS Buyer LLC
6.56%, 04/12/2031
(r)
312 312
West Technology Group LLC Term Loan B3
8.53%, 04/09/2027
(r)
427 227
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc Term Loan B
7.08%, 09/28/2029
(r)
466 464
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.58%, 10/25/2031
(r)
249 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 44,994
Telecommunications - 0.53%
Altice France SA TERM B14-Exit
9.82%, 08/15/2028
(r)
220 204
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Altice France SA Term Loan B11
9.12%, 08/29/2025
(r)
168 151
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Altice France SA Term Loan B12
10.05%, 01/31/2026
(r)
151 137
CME Term Secured Overnight Financing
Rate 6 Month + 3.69%
Altice France SA Term Loan B13
10.36%, 08/14/2026
(r)
586 532
CME Term Secured Overnight Financing
Rate 6 Month + 4.00%
Cincinnati Bell Inc Term Loan B4
7.08%, 11/22/2028
(r)
594 594
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CommScope LLC
9.58%, 12/18/2029
(r)
1,979 2,010
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Connect Finco SARL Term Loan B
8.83%, 09/27/2029
(r)
175 171
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cyborg Oldco DC Holdings Inc Term Loan B
0.00%, 05/01/2024
(d),(e),(r)
$ 454 $ —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
7.07%, 11/30/2029
(r)
750 748
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Digicel International Finance Ltd PIK Term Loan B
9.53%, PIK 2.25%, 05/25/2027
(m),(r)
745 746
CME Term Secured Overnight Financing
Rate 3 Month + 5.15%
Digicel International Finance Ltd
0.00%, 07/30/2032
(r),(s)
355 354
EOS US Finco LLC Term Loan
0.00%, PIK 10.28%, 10/06/2029
(m),(r)
2 —
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC Term Loan
B
6.79%, 07/01/2031
(r)
1,065 1,065
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Level 3 Financing Inc Term Loan B3
8.58%, 03/22/2032
(r)
1,362 1,372
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Lumen Technologies Inc Term Loan A
10.33%, 06/01/2028
(r)
451 461
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
6.79%, 04/15/2030
(r)
916 910
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
Syniverse Holdings LLC/DE Term Loan
11.29%, 05/13/2027
(r)
172 158
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Telesat LLC Term Loan B5
0.00%, 12/07/2026
(r),(s)
104 66
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Viasat Inc Term Loan B
8.94%, 03/04/2029
(r)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
8.95%, 05/30/2030
(r)
438 430
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Zayo Group Holdings Inc Term Loan B
7.44%, 03/09/2027
(r)
2,724 2,626
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 12,765
Transportation - 0.02%
PODS LLC Term Loan B
7.54%, 03/31/2028
(r)
179 169
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Stonepeak Nile Parent LLC Term Loan B
7.08%, 02/04/2032
(r)
235 235
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 404
TOTAL SENIOR FLOATING RATE INTERESTS $ 268,750

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10.44%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.58%
2.00%, 07/01/2041 $ 1,382 $ 1,179
2.00%, 03/01/2051 2,481 1,951
2.00%, 07/01/2051 5,361 4,207
2.00%, 09/01/2051 5,784 4,535
2.00%, 11/01/2051 4,557 3,625
2.00%, 12/01/2051 2,283 1,811
2.00%, 02/01/2052 822 645
2.00%, 02/01/2052 3,009 2,424
2.00%, 03/01/2052 1,745 1,379
2.50%, 07/01/2051 782 645
2.50%, 10/01/2051 840 689
2.50%, 12/01/2051 4,316 3,598
2.50%, 12/01/2051 3,119 2,595
2.50%, 12/01/2051 3,902 3,236
2.50%, 01/01/2052 1,937 1,611
2.50%, 01/01/2052 3,205 2,658
3.00%, 08/01/2042 955 863
3.00%, 07/01/2051 2,458 2,134
3.00%, 03/01/2052 3,838 3,320
3.00%, 03/01/2052 3,436 2,989
3.50%, 05/01/2052 2,133 1,924
3.50%, 05/01/2052 2,591 2,336
3.50%, 11/01/2052 1,368 1,224
4.00%, 07/01/2052 884 822
4.00%, 08/01/2052 3,025 2,810
4.00%, 10/01/2052 1,177 1,095
4.00%, 03/01/2053 3,565 3,303
4.50%, 06/01/2052 1,264 1,210
4.50%, 08/01/2052 1,233 1,177
4.50%, 09/01/2052 1,766 1,691
4.50%, 10/01/2052 1,949 1,880
4.50%, 10/01/2052 565 539
4.50%, 02/01/2053 2,310 2,204
4.50%, 01/01/2054 1,316 1,258
5.00%, 07/01/2052 2,330 2,293
5.00%, 04/01/2053 2,303 2,250
5.00%, 06/01/2053 4,092 4,016
5.00%, 06/01/2053 2,005 1,971
5.00%, 06/01/2053 2,574 2,516
5.00%, 08/01/2053 2,130 2,090
5.00%, 11/01/2054 1,552 1,521
5.00%, 11/01/2054 1,464 1,426
5.00%, 02/01/2055 1,162 1,139
5.50%, 08/01/2040
(t)
1,200 1,220
5.50%, 02/01/2053 2,857 2,873
5.50%, 07/01/2053 1,258 1,265
5.50%, 07/01/2053 1,569 1,574
5.50%, 11/01/2053 1,741 1,750
5.50%, 11/01/2053 1,546 1,550
5.50%, 03/01/2054 1,295 1,291
5.50%, 05/01/2054 1,442 1,445
5.50%, 06/01/2054 1,358 1,363
5.50%, 10/01/2054 2,580 2,588
5.50%, 02/01/2055 2,979 2,981
5.50%, 08/01/2055
(t)
3,684 3,665
5.50%, 09/01/2055
(t)
1,335 1,327
6.00%, 04/01/2054 1,476 1,513
6.00%, 05/01/2054 1,409 1,442
6.00%, 06/01/2054 911 932
6.00%, 09/01/2054 1,799 1,840
6.00%, 09/01/2054 1,045 1,069
6.00%, 09/01/2055
(t)
8,020 8,123
6.50%, 10/01/2053 1,441 1,498
6.50%, 05/01/2054 1,047 1,088
6.50%, 04/01/2055 917 957
6.50%, 09/01/2055
(t)
1,835 1,891
$ 134,034
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 2.36%
2.00%, 01/20/2051 $ 1,239 $ 1,000
2.00%, 07/20/2051 1,733 1,399
2.50%, 04/20/2051 1,979 1,665
2.50%, 07/20/2051 389 327
2.50%, 09/20/2051 2,056 1,730
3.00%, 09/20/2051 880 769
3.50%, 03/20/2048 1,864 1,702
3.50%, 08/20/2048 1,197 1,092
4.00%, 03/20/2049 2,797 2,612
4.00%, 03/20/2050 576 537
4.50%, 05/20/2048 2,248 2,176
4.50%, 05/20/2052 1,061 1,012
4.50%, 09/20/2052 508 485
4.50%, 06/20/2053 1,887 1,797
5.00%, 12/20/2052 1,194 1,172
5.00%, 01/20/2053 2,471 2,423
5.00%, 02/20/2053 1,002 983
5.00%, 05/20/2053 1,781 1,744
5.00%, 08/20/2053 2,690 2,631
5.00%, 09/20/2053 1,471 1,438
5.00%, 10/20/2053 1,476 1,447
5.00%, 02/20/2054 673 659
5.00%, 04/20/2054 2,742 2,677
5.50%, 03/20/2053 930 932
5.50%, 04/20/2054 2,744 2,742
5.50%, 08/20/2055
(t)
11,780 11,748
6.00%, 08/20/2055
(t)
7,660 7,763
$ 56,662
U.S. Treasury - 1.77%
1.88%, 11/15/2051 2,014 1,103
2.25%, 02/15/2052 1,268 763
2.75%, 11/15/2042 962 725
2.88%, 05/15/2052 2,042 1,416
3.25%, 05/15/2042 547 448
3.63%, 09/30/2031 690 673
3.75%, 04/15/2028 1,725 1,719
3.88%, 08/15/2034 1,311 1,268
4.13%, 08/15/2044 661 598
4.25%, 01/31/2030 450 456
4.25%, 11/15/2034 1,971 1,959
4.25%, 05/15/2035 626 620
4.25%, 08/15/2054 2,746 2,470
4.38%, 05/15/2034 1,045 1,051
4.44%, 04/30/2027
(u),(v)
10,846 10,852
US Treasury 3 Month Bill Money Market
Yield + 0.16%
4.44%, 07/31/2027 1,279 1,281
US Treasury 3 Month Bill Money Market
Yield + 0.16%
4.50%, 11/15/2054 3,555 3,335
4.63%, 02/15/2035 606 619
4.63%, 05/15/2044 530 514
4.63%, 11/15/2044 551 533
4.63%, 05/15/2054 1,698 1,625
4.63%, 02/15/2055 6,802 6,516
4.75%, 02/15/2045 964 948
5.00%, 05/15/2045 936 950
$ 42,442
U.S. Treasury Bill - 0.73%
4.22%, 10/16/2025
(q)
4,300 4,261
4.23%, 09/04/2025
(q)
11,000 10,956
4.23%, 09/18/2025
(q)
2,205 2,192
$ 17,409
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 250,547

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

REPURCHASE AGREEMENTS - 0.79%
Maturity Amount
(000's) Value (000's)
Banks - 0.79%
Daiwa Securities Repurchase Agreement; 4.35%
traded 07/31/2025 maturing 08/01/2025
(collateralized by US Government Security;
$19,402,611; 4.31%; dated 6/30/2029
$ 19,024 $ 19,022
TOTAL REPURCHASE AGREEMENTS $ 19,022
TOTAL PURCHASED OPTIONS - 0.00% $ 2
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00% $ 3
Total Investments $ 2,472,580
Other Assets and Liabilities -  (3.02)% (72,455)
TOTAL NET ASSETS - 100.00% $ 2,400,125
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $33,498 or
1.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $43,081. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $32,135 or 1.34% of net assets.
(j) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $757,560 or 31.56% of net assets.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $45,505 or 1.90% of net assets.
(o) Security purchased on a when-issued basis.
(p) Security is an Interest Only Strip.
(q) Rate shown is the discount rate of the original purchase.
(r) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(s) This Senior Floating Rate Note will settle after July 31, 2025, at which time the interest rate will be determined.
(t) Security was purchased in a "to-be-announced" ("TBA") transaction.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$646 or 0.03% of net assets.
(v) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $21 or 0.00% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 142,765 $ 1,574,328 $ 1,579,192 $ 137,901
$ 142,765 $ 1,574,328 $ 1,579,192 $ 137,901
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 3,027 $ — $ — $ —
$ 3,027 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 496 0.02%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Specialty Steel   14.25%, 11/15/2026 02/15/2024 38,772 33,875 1.41%
Total $ 34,371 1.43%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 3 Month Secured Overnight
Financing Rate Future; December 2025
N/A 50 $ 125 $ 95.63 12/12/2025 $ 5 $ 2 $ (3)
Total $ 5 $ 2 $ (3)
Amounts in thousands except contracts/shares.

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

Credit Default Swaptions
Purchased Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap JPMorgan Chase 5.00% CDX.NA.HY.44 $ 1,490 106.00% 08/20/2025 $ 18 $ 3 $ (15)
Total $ 18 $ 3 $ (15)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Goldman Sachs & Co ITRX.FIN.
SNR.43
5.00% EUR 4,611 75.00% 08/20/2025 $ (10) $ (1) $ 9
Put - 5 Year Credit Default Swap JPMorgan Chase CDX.NA.HY.44 5.00% $ 1,490 101.00% 08/20/2025 (4) – 4
Put - 5 Year Credit Default Swap JPMorgan Chase ITRX.FIN.
SNR.43
5.00% EUR 4,611 85.00% 08/20/2025 (9) – 9
Total $ (23) $ (1) $ 22
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2025 Short 19 $ 2,110 $ —
US 10 Year Note; September 2025 Long 196 21,768 211
US 10 Year Ultra Note; September 2025 Long 48 5,428 42
US 2 Year Note; September 2025 Short 62 12,833 42
US 2 Year Note; September 2025 Long 48 9,935 (11)
US 5 Year Note; September 2025 Short 210 22,716 (10)
US Long Bond; September 2025 Short 2 229 2
US Ultra Bond; September 2025 Long 306 35,898 994
Total $ 1,270
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 08/20/2025 $ 6,459 EUR 5,668 $ 49 $ (65)
Citigroup Inc 08/15/2025 EUR 2,122 $ 2,492 — (69)
Citigroup Inc 08/29/2025 BRL 13,612 $ 2,417 — (2)
Citigroup Inc 08/29/2025 CZK 101,850 $ 4,861 — (126)
Citigroup Inc 08/29/2025 HUF 815,470 $ 2,384 — (59)
Citigroup Inc 08/29/2025 $ 1,512 ZAR 26,650 51 —
Goldman Sachs & Co 08/29/2025 $ 1,208 COP 4,988,400 19 —
Goldman Sachs & Co 08/29/2025 $ 2,434 BRL 13,612 19 —
HSBC Securities Inc 08/15/2025 EUR 183 $ 214 — (5)
HSBC Securities Inc 08/15/2025 $ 22,577 EUR 19,267 574 —
HSBC Securities Inc 08/29/2025 $ 1,260 BRL 7,100 — —
HSBC Securities Inc 08/29/2025 $ 5,667 PEN 20,197 47 —
JPMorgan Chase 08/29/2025 $ 2,265 COP 9,486,200 5 (2)
JPMorgan Chase 08/29/2025 $ 4,890 ZAR 88,725 27 —
JPMorgan Chase 09/26/2025 TRY 390,835 $ 9,121 116 —
Morgan Stanley & Co 10/30/2025 EUR 197 $ 231 — (5)
Morgan Stanley & Co 10/30/2025 $ 857 EUR 731 18 —
Total $ 925 $ (333)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 1,130 $ (84) $ 8 $ — $ (76)
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 650 82 (2) 80 —
Goldman Sachs & Co CMBX.18.BBB N/A (3.00)% Monthly 12/17/2057 670 52 (6) 46 —
Goldman Sachs & Co CMBX.6.BBB- N/A (3.00)% Monthly 05/11/2063 128 17 (7) 10 —
Goldman Sachs & Co CMBX.NA.11.AA N/A (1.50)% Monthly 11/18/2054 1,000 16 (11) 5 —
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 2,000 76 (49) 27 —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 82 (36) 46 —
Goldman Sachs & Co CMBX.NA.18 N/A (3.00)% Monthly 12/17/2057 489 32 2 34 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 154 (6) 148 —

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 $ 1,000 $ 63 $ (17) $ 46 $ —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 26 (6) 20 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 324 8 12 20 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 69 5 74 —
Total $ 593 $ (113) $ 556 $ (76)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Bank of America NA ITRX.XOVER.42  12-
100% Index Tranche
(d)
N/A 1.00% Quarterly 12/20/2029 EUR 7,340 $ 240 $ 32 $ 272 $ —
Citigroup Inc ITRX.XOVER.42  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 1,378 243 38 281 —
Goldman Sachs & Co CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 1,730 259 (3) 256 —
Goldman Sachs & Co CDX.NA.HY.43  15-25%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 22 15 37 —
Goldman Sachs & Co CDX.NA.HY.43  25-35%
Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 250 (12) 29 17 —
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 2,000 (33) 26 — (7)
Goldman Sachs & Co CMBX.NA.17 N/A 3.00% Monthly 12/15/2056 376 (48) (2) — (50)
JPMorgan Chase ITRX.XOVER.42  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 EUR 2,756 493 70 563 —
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 880 (12) 9 — (3)
Total $ 1,152 $ 214 $ 1,426 $ (60)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.44 N/A (1.00)% Quarterly 06/20/2030 $ 11,817 $ (205) $ (51) $ (256)
ITRX.EUROPE.42 N/A (1.00)% Quarterly 12/20/2029 EUR 4,400 (78) (28) (106)
ITRX.FIN.SNR.43 N/A (1.00)% Quarterly 06/20/2030 9,221 (149) (64) (213)
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 1,890 (150) (52) (202)
Total $ (582) $ (195) $ (777)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $5,486 and 11,474EUR.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(d) A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index.
Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
BNP Paribas iBoxx USD Liquid Leveraged
Loan Index
Secured Overnight Financing
Rate + 0.00%
Maturity 09/22/2025 $ 4 $ — $ 3 $ —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 ZMW 14,290 $ — $ 120 $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Maturity 12/16/2025 EGP 47,200 — 85 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.075%
Nigeria OMO Bill, 0.00%,
01/08/2026
Maturity 01/06/2026 NGN 791,000 — 13 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/18/2025
Maturity 11/18/2025 1,921,410 — 44 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/25/2025
Maturity 11/25/2025 680,000 — 7 —
Total $ — $ 272 $ —
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
July 31, 2025 (unaudited)

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.10)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.10)%
2.50%, 08/01/2040 $ 1,800 $ 1,671
6.00%, 08/01/2055 655 664
$ 2,335
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $2,335) $ 2,335
TOTAL SHORT SALES (proceeds $2,335) $ 2,335

Schedule of Investments
Diversified International Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .42 % Shares Held Value (000's)
Money Market Funds - 1 .42%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
15,962,967 $ 15,963
TOTAL INVESTMENT COMPANIES $ 15,963
COMMON STOCKS - 97 .54 % Shares Held Value (000's)
Aerospace & Defense - 4 .12%
Airbus SE 103,291 $ 20,767
BAE Systems PLC 855,478 20,412
Thales SA 19,656 5,288
$ 46,467
Apparel - 1 .35%
Hermes International SCA 1,395 3,412
PRADA SpA 713,400 3,883
Samsonite Group SA
(c)
3,891,800 7,938
$ 15,233
Automobile Manufacturers - 2 .72%
Daimler Truck Holding AG 342,098 16,642
Toyota Motor Corp 791,800 14,084
$ 30,726
Banks - 13 .82%
AIB Group PLC 1,997,751 15,760
Bank Negara Indonesia Persero Tbk PT 4,819,500 1,169
Credicorp Ltd 25,845 6,125
DBS Group Holdings Ltd 355,660 13,054
Erste Group Bank AG 192,450 17,598
FinecoBank Banca Fineco SpA 222,725 4,743
Grupo Financiero Banorte SAB de CV 439,330 3,913
ICICI Bank Ltd ADR 340,417 11,472
Kotak Mahindra Bank Ltd 483,241 10,888
National Bank of Greece SA 1,156,348 16,129
NatWest Group PLC 1,596,376 11,081
Nordea Bank Abp 372,198 5,434
Piraeus Financial Holdings SA
(d)
738,250 5,677
PT Bank Central Asia Tbk 6,489,570 3,253
Societe Generale SA 153,416 9,792
Swedbank AB 169,967 4,526
UniCredit SpA 206,612 15,201
$ 155,815
Beverages - 0 .76%
Arca Continental SAB de CV 395,700 4,125
Kweichow Moutai Co Ltd 22,520 4,432
$ 8,557
Biotechnology - 1 .00%
Argenx SE
(d)
15,665 10,521
Zai Lab Ltd ADR
(d)
20,005 756
$ 11,277
Building Materials - 1 .73%
CRH PLC 205,653 19,490
Commercial Services - 1 .38%
Ashtead Group PLC 74,030 4,946
Localiza Rent a Car SA 774,287 4,771
TOPPAN Holdings Inc 218,100 5,877
$ 15,594
Computers - 1 .63%
Fujitsu Ltd 843,700 18,379
Cosmetics & Personal Care - 3 .68%
Haleon PLC 2,616,811 12,274
L'Oreal SA 19,607 8,676
Unilever PLC 355,165 20,607
$ 41,557
Distribution & Wholesale - 0 .31%
Rexel SA 116,230 3,513
Diversified Financial Services - 0 .36%
Brookfield Asset Management Ltd 65,438 4,035
Electric - 1 .04%
Iberdrola SA 666,044 11,707
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .52%
Halma PLC 87,766 $ 3,755
Hoya Corp 105,860 13,356
$ 17,111
Engineering & Construction - 1 .81%
Kajima Corp 274,000 6,864
Obayashi Corp 372,000 5,478
Technip Energies NV 185,913 8,028
$ 20,370
Entertainment - 2 .25%
Entain PLC 1,160,777 15,588
Universal Music Group NV 338,410 9,735
$ 25,323
Food - 0 .54%
Danone SA 74,838 6,124
Food Service - 0 .51%
Compass Group PLC 165,131 5,803
Forest Products & Paper - 0 .09%
Suzano SA 107,407 998
Healthcare - Products - 1 .99%
Alcon AG 88,040 7,718
Smith & Nephew PLC 962,516 14,710
$ 22,428
Healthcare - Services - 0 .72%
ICON PLC
(d)
48,269 8,167
Home Furnishings - 0 .31%
Howden Joinery Group PLC 298,666 3,457
Insurance - 8 .21%
AIA Group Ltd 3,508,000 32,709
ASR Nederland NV 81,633 5,423
AXA SA 337,244 16,380
Fairfax Financial Holdings Ltd 5,227 9,245
Hannover Rueck SE 44,715 13,564
Sompo Holdings Inc 452,000 13,328
Tryg A/S 82,745 1,996
$ 92,645
Internet - 5 .85%
JD.com Inc 1,025,250 16,160
MercadoLibre Inc
(d)
2,653 6,298
Spotify Technology SA
(d)
13,302 8,334
Tencent Holdings Ltd 492,200 34,460
Trip.com Group Ltd 11,250 699
$ 65,951
Machinery - Construction & Mining - 2 .20%
Komatsu Ltd 140,400 4,524
Mitsubishi Electric Corp 538,200 12,105
Weir Group PLC/The 233,614 8,207
$ 24,836
Machinery - Diversified - 1 .60%
Atlas Copco AB - A Shares 615,659 9,375
Keyence Corp 23,832 8,621
$ 17,996
Media - 1 .13%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
126,435 12,688
Metal Fabrication & Hardware - 0 .24%
APL Apollo Tubes Ltd 151,275 2,753
Mining - 1 .86%
Impala Platinum Holdings Ltd
(d)
422,733 3,995
Sandfire Resources Ltd
(d)
883,021 5,941
Teck Resources Ltd 341,041 11,059
$ 20,995
Oil & Gas - 3 .75%
Canadian Natural Resources Ltd 163,531 5,176
Shell PLC 337,117 12,114
Suncor Energy Inc 516,845 20,385
Tourmaline Oil Corp 109,160 4,646
$ 42,321

Schedule of Investments
Diversified International Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .19%
Toyo Seikan Group Holdings Ltd 105,100 $ 2,177
Pharmaceuticals - 5 .96%
Ascendis Pharma A/S ADR
(d)
19,625 3,405
AstraZeneca PLC 200,820 29,298
Novo Nordisk A/S 178,574 8,305
Roche Holding AG 14,907 4,652
Sanofi SA 239,841 21,531
$ 67,191
Private Equity - 2 .49%
3i Group PLC 281,638 15,389
Brookfield Corp 149,168 9,992
ICG PLC 94,761 2,713
$ 28,094
Retail - 4 .18%
Cie Financiere Richemont SA 30,109 4,916
CP ALL PCL 2,508,100 3,624
Dollarama Inc 64,059 8,755
Industria de Diseno Textil SA 104,316 4,983
Jumbo SA 100,643 3,395
MatsukiyoCocokara & Co 108,400 2,226
Yum China Holdings Inc 269,850 12,596
Yum China Holdings Inc 142,581 6,620
$ 47,115
Semiconductors - 8 .74%
ASML Holding NV 34,980 24,244
Samsung Electronics Co Ltd 533,752 27,202
Taiwan Semiconductor Manufacturing Co Ltd 1,223,544 47,105
$ 98,551
Software - 1 .90%
Dassault Systemes SE 153,260 5,035
Nemetschek SE 77,784 11,589
Sage Group PLC/The 299,022 4,801
$ 21,425
Telecommunications - 3 .20%
Deutsche Telekom AG 1,004,998 36,045
Toys, Games & Hobbies - 1 .85%
Nintendo Co Ltd 250,100 20,903
Transportation - 0 .55%
Canadian Pacific Kansas City Ltd 84,873 6,242
TOTAL COMMON STOCKS $ 1,100,059
Total Investments $ 1,116,022
Other Assets and Liabilities -  1.04% 11,784
TOTAL NET ASSETS - 100.00% $ 1,127,806
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,938 or 0.70% of net assets.
(d) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 174,467 $ 912,335 $ 1,070,839 $ 15,963
$ 174,467 $ 912,335 $ 1,070,839 $ 15,963
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 1,350 $ — $ — $ —
$ 1,350 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .99 % Shares Held Value (000's)
Money Market Funds - 1 .99%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
15,514,574 $ 15,515
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
157,306,815 157,307
$ 172,822
TOTAL INVESTMENT COMPANIES $ 172,822
COMMON STOCKS - 98 .62 % Shares Held Value (000's)
Advertising - 1 .22%
Omnicom Group Inc 1,467,977 $ 105,768
Automobile Manufacturers - 4 .37%
Cummins Inc 543,893 199,946
PACCAR Inc 1,823,314 180,070
$ 380,016
Banks - 12 .49%
Bank of America Corp 4,508,664 213,125
Citigroup Inc 1,120,757 105,015
JPMorgan Chase & Co 963,639 285,468
Morgan Stanley 1,892,683 269,632
PNC Financial Services Group Inc/The 1,121,061 213,304
$ 1,086,544
Beverages - 2 .04%
Coca-Cola Co/The 2,612,455 177,359
Biotechnology - 1 .98%
Corteva Inc 2,395,142 172,762
Building Materials - 3 .56%
Carrier Global Corp 1,231,003 84,471
Trane Technologies PLC 515,141 225,673
$ 310,144
Chemicals - 0 .89%
Air Products and Chemicals Inc 268,168 77,200
Computers - 1 .75%
Apple Inc 735,283 152,623
Cosmetics & Personal Care - 1 .85%
Procter & Gamble Co/The 1,068,315 160,749
Diversified Financial Services - 3 .22%
Blackrock Inc 176,579 195,298
Nasdaq Inc 879,866 84,661
$ 279,959
Electric - 4 .79%
NextEra Energy Inc 2,063,056 146,601
Sempra 856,414 69,952
WEC Energy Group Inc 844,823 92,153
Xcel Energy Inc 1,467,017 107,738
$ 416,444
Food - 0 .95%
Hershey Co/The 444,208 82,680
Healthcare - Products - 3 .10%
Abbott Laboratories 1,261,084 159,136
STERIS PLC 489,383 110,840
$ 269,976
Healthcare - Services - 2 .54%
HCA Healthcare Inc 383,752 135,845
UnitedHealth Group Inc 339,851 84,813
$ 220,658
Home Builders - 2 .39%
DR Horton Inc 1,458,863 208,384
Insurance - 3 .43%
Chubb Ltd 716,006 190,486
Fidelity National Financial Inc 1,917,255 108,191
$ 298,677
Internet - 2 .04%
Alphabet Inc - A Shares 923,182 177,159
Iron & Steel - 1 .33%
Reliance Inc 400,335 116,149
Lodging - 2 .44%
Hilton Worldwide Holdings Inc 791,796 212,265
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .21%
Deere & Co 366,773 $ 192,325
Media - 1 .43%
Comcast Corp - Class A 3,756,203 124,819
Miscellaneous Manufacturers - 2 .47%
Parker-Hannifin Corp 293,945 215,138
Oil & Gas - 4 .43%
Chevron Corp 578,003 87,648
EOG Resources Inc 1,085,028 130,225
Marathon Petroleum Corp 982,742 167,253
$ 385,126
Pharmaceuticals - 5 .64%
AstraZeneca PLC ADR 1,049,999 76,745
Eli Lilly & Co 92,195 68,231
Merck & Co Inc 1,782,608 139,257
Novartis AG ADR 1,412,143 160,617
Roche Holding AG ADR
(d)
1,184,404 46,085
$ 490,935
Pipelines - 1 .56%
Enterprise Products Partners LP 4,369,529 135,412
Private Equity - 3 .33%
KKR & Co Inc 1,980,015 290,231
REITs - 3 .68%
Alexandria Real Estate Equities Inc 1,360,605 103,991
Equity LifeStyle Properties Inc 1,581,533 94,765
Prologis Inc 648,760 69,275
Realty Income Corp 936,649 52,574
$ 320,605
Retail - 5 .11%
Costco Wholesale Corp 246,732 231,839
Starbucks Corp 1,581,182 140,978
Williams-Sonoma Inc 384,693 71,957
$ 444,774
Semiconductors - 4 .41%
Broadcom Inc 418,472 122,905
Monolithic Power Systems Inc 97,239 69,160
Taiwan Semiconductor Manufacturing Co Ltd ADR 792,425 191,466
$ 383,531
Software - 4 .44%
Fidelity National Information Services Inc 555,905 44,144
Microsoft Corp 290,501 154,982
Salesforce Inc 352,719 91,118
SAP SE ADR
(d)
336,667 96,523
$ 386,767
Telecommunications - 2 .33%
T-Mobile US Inc 851,969 203,118
Transportation - 1 .20%
Expeditors International of Washington Inc 900,914 104,722
TOTAL COMMON STOCKS $ 8,583,019
Total Investments $ 8,755,841
Other Assets and Liabilities -  (0.61)% (53,206)
TOTAL NET ASSETS - 100.00% $ 8,702,635
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $73,345 or
0.84% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $70,333 or 0.81% of net assets.

Schedule of Investments
Equity Income Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 144,824 $ 1,952,785 $ 1,940,302 $ 157,307
$ 144,824 $ 1,952,785 $ 1,940,302 $ 157,307
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 3,878 $ — $ — $ —
$ 3,878 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 6 .28 % Shares Held Value (000's)
Money Market Funds - 6 .28%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
2,392,719 $ 2,393
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
38,941,812 38,942
$ 41,335
TOTAL INVESTMENT COMPANIES $ 41,335
BONDS - 92 .98%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .96%
Czechoslovak Group AS
6.50%, 01/10/2031
(d)
$ 6,250 $ 6,329
Banks - 4 .50%
Banco Davivienda SA
8.13%, 07/02/2035
(d),(e),(f)
2,550 2,595
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.59%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(e),(f)
2,525 2,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(d),(e),(f)
5,925 6,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 5,105 5,945
Israel Discount Bank Ltd
5.38%, 01/26/2028
(d),(g)
$ 1,550 1,558
National Bank of Uzbekistan
7.20%, 07/17/2030 2,000 2,022
8.50%, 07/05/2029
(g)
2,850 3,019
Standard Chartered PLC
7.63%, 01/16/2032
(d),(e),(f),(g),(h)
5,775 5,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
$ 29,655
Building Materials - 1 .39%
Cemex SAB de CV
7.20%, 06/10/2030
(d),(e),(h)
4,025 4,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 4,975 5,050
$ 9,159
Commercial Services - 0 .42%
DP World Salaam
6.00%, 10/01/2025
(e),(h)
2,775 2,765
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.75%
Distribution & Wholesale - 0 .41%
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(d)
2,250 2,248
7.00%, 10/28/2029 450 450
$ 2,698
Diversified Financial Services - 1 .34%
Eagle Funding Luxco Sarl
5.50%, 08/17/2030
(d),(i)
6,425 6,454
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,400 2,385
$ 8,839
Electric - 4 .36%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.65%, 01/24/2033
(d)
3,050 3,078
Comision Federal de Electricidad
5.00%, 09/29/2036 2,457 2,172
Eastern European Electric Co BV
6.50%, 05/15/2030
(d)
EUR 1,900 2,239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Energo-Pro AS
8.00%, 05/27/2030
(d)
EUR 7,150 $ 8,622
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(d)
$ 4,581 4,686
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 1,425 1,378
Saavi Energia Sarl
8.88%, 02/10/2035
(d)
6,300 6,557
$ 28,732
Energy - Alternate Sources - 0 .75%
FS Luxembourg Sarl
8.63%, 06/25/2033
(d),(g)
1,900 1,893
8.88%, 02/12/2031
(d)
2,399 2,490
8.88%, 02/12/2031
(g)
519 539
$ 4,922
Engineering & Construction - 4 .65%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(d)
450 464
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(d)
5,925 6,010
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(d)
3,525 3,638
7.50%, 06/04/2029 825 852
IHS Holding Ltd
7.88%, 05/29/2030
(d)
4,225 4,279
7.88%, 05/29/2030 1,300 1,317
8.25%, 11/29/2031 650 662
IHS Netherlands Holdco BV
8.00%, 09/18/2027 4,245 4,263
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(d)
3,375 3,390
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(d)
5,650 5,785
$ 30,660
Food - 0 .85%
Grupo Nutresa SA
8.00%, 05/12/2030
(d)
5,300 5,592
Forest Products & Paper - 0 .38%
LD Celulose International GmbH
7.95%, 01/26/2032
(d)
2,400 2,509
Iron & Steel - 0 .15%
Samarco Mineracao SA
9.00%, PIK 9.00%; 06/30/2031
(j),(k)
972 962
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(l),(m)
200 —
$ 962
Mining - 3 .22%
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(d)
6,600 6,632
7.88%, 01/23/2030 550 553
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(d)
4,700 4,632
10.88%, 09/17/2029
(g)
3,375 3,449
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(d)
3,675 3,832
9.50%, 10/06/2028 2,000 2,085
$ 21,183
Oil & Gas - 10 .07%
Azule Energy Finance Plc
8.13%, 01/23/2030
(d)
7,375 7,430
Energean Israel Finance Ltd
4.88%, 03/30/2026
(d)
650 643
5.38%, 03/30/2028
(d)
4,000 3,849
8.50%, 09/30/2033
(d),(g)
4,265 4,416

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Leviathan Bond Ltd
6.50%, 06/30/2027
(d)
$ 5,425 $ 5,384
ORLEN SA
6.00%, 01/30/2035
(d)
1,275 1,310
Petroleos de Venezuela SA
0.00%, 05/16/2024
(l)
35,600 4,913
0.00%, 11/15/2026
(l)
8,500 1,182
Petroleos Mexicanos
5.95%, 01/28/2031 2,225 2,065
6.49%, 01/23/2027 3,275 3,281
6.50%, 03/13/2027 4,025 4,027
6.84%, 01/23/2030 5,305 5,220
Puma International Financing SA
7.75%, 04/25/2029
(d)
6,400 6,608
Raizen Fuels Finance SA
6.25%, 07/08/2032
(d)
3,325 3,270
6.70%, 02/25/2037
(d)
2,275 2,209
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030
(g)
2,675 2,424
4.00%, 08/15/2026 2,440 2,411
Uzbekneftegaz JSC
8.75%, 05/07/2030
(d)
4,675 4,910
8.75%, 05/07/2030 750 788
$ 66,340
Oil & Gas Services - 0 .61%
Yinson Boronia Production BV
8.95%, 07/31/2042 3,704 3,993
Pipelines - 1 .33%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 4,487 4,519
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(d)
2,488 2,218
2.16%, 03/31/2034 1,603 1,429
Southern Gas Corridor CJSC
6.88%, 03/24/2026 600 606
$ 8,772
Real Estate - 0 .77%
MAF Global Securities Ltd
7.88%, 06/30/2027
(e),(h)
1,075 1,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NWD Finance BVI Ltd
4.13%, 03/10/2028
(e),(h)
3,400 816
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029 3,875 1,965
4.50%, 05/19/2030
(g)
1,400 693
8.63%, 02/08/2028
(g)
750 497
$ 5,080
Regional Authority - 0 .55%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(j)
5,151 3,633
REITs - 0 .29%
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(j)
1,875 1,882
Sovereign - 48 .12%
Angolan Government International Bond
8.00%, 11/26/2029 5,150 4,801
8.25%, 05/09/2028 675 654
Bahamas Government International Bond
8.25%, 06/24/2036
(d)
3,775 3,834
Benin Government International Bond
7.96%, 02/13/2038 3,125 3,026
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 115,854 19,658
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Brazilian Government International Bond
5.50%, 11/06/2030 $ 6,250 $ 6,256
Colombia Government International Bond
3.00%, 01/30/2030 4,050 3,556
7.38%, 04/25/2030 3,425 3,588
Colombian TES
12.75%, 11/28/2040 COP 12,477,000 3,051
13.25%, 02/09/2033 47,132,000 11,999
Dominican Republic International Bond
4.50%, 01/30/2030 $ 6,500 6,196
Ecuador Government International Bond
6.90%, 07/31/2030
(j)
7,900 6,928
6.90%, 07/31/2035
(j)
4,988 3,724
Egypt Government Bond
24.46%, 10/01/2027 EGP 155,400 3,179
25.32%, 08/13/2027 122,200 2,539
Egypt Government International Bond
7.05%, 01/15/2032 $ 3,475 3,187
7.63%, 05/29/2032 2,850 2,677
8.50%, 01/31/2047 1,400 1,137
8.70%, 03/01/2049 1,950 1,604
Egypt Treasury Bills
20.72%, 09/16/2025
(n)
EGP 143,600 2,849
21.12%, 12/16/2025
(n)
68,100 1,266
21.80%, 10/07/2025
(n)
102,900 2,009
23.72%, 11/18/2025
(n)
335,000 6,349
26.56%, 08/19/2025
(n)
356,000 7,221
Gabon Government International Bond
6.63%, 02/06/2031 $ 2,925 2,399
7.00%, 11/24/2031 275 223
Ghana Government International Bond
0.00%, 01/03/2030
(d),(l)
3,394 2,827
0.00%, 01/03/2030
(l)
4,225 3,519
5.00%, 07/03/2029
(d),(j)
5,525 5,250
Guatemala Government Bond
7.05%, 10/04/2032 2,300 2,461
Hungary Government Bond
4.50%, 03/23/2028 HUF 3,460,000 9,407
7.00%, 10/24/2035 1,740,000 4,905
Hungary Government International Bond
5.38%, 09/26/2030
(d)
$ 4,525 4,582
6.00%, 09/26/2035
(d),(g)
6,975 7,023
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 5,875 6,190
5.88%, 10/17/2031 1,425 1,582
8.08%, 04/01/2036
(d)
$ 6,650 6,550
8.08%, 04/01/2036 575 566
Lebanon Government International Bond
0.00%, 03/09/2020
(l)
2,750 507
0.00%, 06/19/2020
(l)
8,075 1,490
0.00%, 04/12/2021
(l)
1,925 355
0.00%, 05/27/2022
(l)
1,900 351
0.00%, 10/04/2022
(l)
900 166
0.00%, 11/29/2027
(l)
1,675 311
0.00%, 03/20/2028
(l)
2,925 543
0.00%, 05/17/2033
(l)
5,850 1,088
Malaysia Government Bond
3.34%, 05/15/2030 MYR 37,125 8,768
3.83%, 07/05/2034 17,300 4,180
Mexican Bonos
7.75%, 11/13/2042 MXN 168,500 7,338
8.50%, 11/18/2038 190,800 9,235
Morocco Government International Bond
4.75%, 04/02/2035 EUR 6,825 7,839
Nigeria Government International Bond
6.13%, 09/28/2028 $ 4,375 4,255
7.14%, 02/23/2030 3,375 3,287

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Pakistan Government International Bond
6.88%, 12/05/2027 $ 5,175 $ 5,072
7.38%, 04/08/2031 1,775 1,659
Peru Government Bond
5.40%, 08/12/2034 PEN 31,975 8,408
Peruvian Government International Bond
6.85%, 08/12/2035
(d)
31,925 9,123
6.90%, 08/12/2037 13,725 3,867
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 41,973 10,025
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 291,900 13,432
8.75%, 02/28/2048 38,775 1,765
8.88%, 02/28/2035 127,400 6,669
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(d)
$ 3,850 3,985
Romanian Government International Bond
5.13%, 09/24/2031
(d)
EUR 1,550 1,779
6.38%, 09/18/2033 5,050 6,104
6.75%, 07/11/2039 1,175 1,379
Senegal Government International Bond
4.75%, 03/13/2028 7,325 7,208
6.75%, 03/13/2048 $ 2,550 1,656
7.75%, 06/10/2031 1,350 1,103
Turkiye Government International Bond
5.20%, 08/17/2031 EUR 7,000 7,962
Ukraine Government International Bond
1.75%, 02/01/2034
(d),(j)
$ 1,021 516
1.75%, 02/01/2034
(j)
3,740 1,909
Zambia Government International Bond
0.50%, 12/31/2053
(d)
4,775 3,489
0.50%, 12/31/2053 1,913 1,400
$ 316,995
Supranational Bank - 3 .87%
Africa Finance Corp
7.50%, 01/21/2030
(d),(e),(h)
4,425 4,330
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Asian Development Bank
6.72%, 02/08/2028 INR 96,500 1,108
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 $ 3,375 3,324
European Bank for Reconstruction & Development
6.75%, 01/13/2032 INR 327,500 3,756
Inter-American Development Bank
7.00%, 01/25/2029 158,000 1,822
7.00%, 04/17/2033 274,000 3,191
International Bank for Reconstruction &
Development
6.50%, 04/17/2030 292,500 3,322
6.75%, 09/08/2027 101,500 1,162
6.85%, 04/24/2028 70,000 805
7.05%, 07/22/2029 229,000 2,649
$ 25,469
Telecommunications - 2 .06%
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(d)
$ 2,700 2,703
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(d),(i)
6,250 6,313
Veon Midco BV
3.38%, 11/25/2027 4,956 4,576
$ 13,592
Transportation - 1 .42%
Transnet SOC Ltd
8.25%, 02/06/2028 6,400 6,669
Yinson Bergenia Production BV
8.50%, 01/31/2045
(d)
2,625 2,709
$ 9,378
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .51%
Aegea Finance Sarl
9.00%, 01/20/2031
(d)
$ 2,900 $ 3,117
9.00%, 01/20/2031
(g)
250 269
$ 3,386
TOTAL BONDS $ 612,525
CONVERTIBLE BONDS - 0 .76%
Principal
Amount (000's) Value (000's)
Chemicals - 0 .76%
Sasol Financing USA LLC
4.50%, 11/08/2027 $ 5,400 $ 5,008
TOTAL CONVERTIBLE BONDS $ 5,008
Total Investments $ 658,868
Other Assets and Liabilities -  (0.02)% (100)
TOTAL NET ASSETS - 100.00% $ 658,768
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,323 or
1.72% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $222,078 or 33.71% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $17,111 or 2.60% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,944 or 1.66% of net assets.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security purchased on a when-issued basis.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Non-income producing security
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 90,147 $ 558,458 $ 609,663 $ 38,942
$ 90,147 $ 558,458 $ 609,663 $ 38,942
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 1,669 $ — $ — $ —
$ 1,669 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2025 Long 1,155 $ 124,938 $ 284
US Long Bond; September 2025 Short 203 23,180 (467)
Total $ (183)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 08/29/2025 RON 88,976 EUR 17,508 $ — $ (29)
Citigroup Inc 08/15/2025 EUR 1,046 $ 1,229 — (34)
Citigroup Inc 08/29/2025 CZK 552,400 $ 26,362 — (684)
Citigroup Inc 08/29/2025 EUR 17,461 RON 89,624 — (172)
Citigroup Inc 08/29/2025 EUR 5,525 $ 6,329 — (14)
Citigroup Inc 08/29/2025 MXN 49,932 $ 2,674 — (34)
Citigroup Inc 08/29/2025 TWD 292,200 $ 9,953 — (161)
Citigroup Inc 08/29/2025 $ 13,113 KRW 18,158,800 65 —
Citigroup Inc 08/29/2025 $ 17,519 ZAR 308,837 589 —
Goldman Sachs & Co 08/29/2025 RON 649 EUR 128 — —
Goldman Sachs & Co 08/29/2025 $ 3,611 BRL 20,199 28 —
Goldman Sachs & Co 08/29/2025 $ 3,327 COP 13,734,300 53 —
HSBC Securities Inc 08/01/2025 $ 544 EUR 475 3 —
HSBC Securities Inc 08/15/2025 EUR 1,701 $ 1,975 — (32)
HSBC Securities Inc 08/15/2025 $ 61,168 EUR 52,199 1,555 —
HSBC Securities Inc 08/29/2025 KRW 18,158,800 $ 13,166 — (118)
HSBC Securities Inc 08/29/2025 $ 6,760 BRL 38,100 1 —
HSBC Securities Inc 08/29/2025 $ 21,475 PEN 76,539 179 —
HSBC Securities Inc 08/29/2025 $ 10,436 PLN 37,957 310 —
JPMorgan Chase 08/29/2025 EUR 175 $ 204 — (4)
JPMorgan Chase 08/29/2025 HUF 4,023,785 $ 11,752 — (278)
JPMorgan Chase 08/29/2025 PLN 24,200 $ 6,481 — (24)
JPMorgan Chase 08/29/2025 $ 6,231 COP 26,098,400 15 (5)
JPMorgan Chase 08/29/2025 $ 4,934 ZAR 89,525 27 —
JPMorgan Chase 09/26/2025 TRY 1,102,813 $ 25,739 326 —
Total $ 3,151 $ (1,589)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.23% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (171) $ (42) $ — $ (213)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.23% (1.00)% Quarterly 12/20/2026 3,300 (27) (7) — (34)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.15% (1.00)% Quarterly 12/20/2026 20,400 (171) (66) — (237)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.15% (1.00)% Quarterly 12/20/2026 3,300 (27) (11) — (38)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2025 (unaudited)

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as
of July 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.22% (1.00)% Quarterly 12/20/2026 $ 16,400 $ (138) $ (37) $ — $ (175)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.22% (1.00)% Quarterly 12/20/2026 2,600 (22) (6) — (28)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.18% (1.00)% Quarterly 12/20/2026 20,400 (171) (56) — (227)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.18% (1.00)% Quarterly 12/20/2026 3,300 (27) (10) — (37)
Total $ (754) $ (235) $ — $ (989)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.43 N/A (1.00)% Quarterly 06/20/2030 $ 14,600 $ 480 $ (144) $ 336
CDX.NA.HY.44 N/A (5.00)% Quarterly 06/20/2030 54,100 (2,350) (1,579) (3,929)
ITRX.XOVER.43 N/A (5.00)% Quarterly 06/20/2030 EUR 21,026 (1,921) (429) (2,350)
Total $ (3,791) $ (2,152) $ (5,943)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/24/2025 MXN 1,725,000 $ 2,331 $ 445 $ 2,776
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/24/2025 1,725,000 (2,349) (448) (2,797)
3 Month KRW Certificate of
Deposit
Pay 2.31% Annual Annual N/A 09/17/2027 KRW 131,400,000 $ (136) — (136)
3 Month KRW Certificate of
Deposit
Receive 2.65% Annual Annual N/A 09/17/2035 14,800,000 (6) — (6)
3 Month Tel AVIV Inter-Bank
Offered Rate
Pay 0.00% Annual Annual N/A 09/18/2025 ILS 99,400 $ (318) (12) (330)
3 Month Tel AVIV Inter-Bank
Offered Rate
Pay 0.00% Annual Annual N/A 09/18/2025 13,300 (42) (2) (44)
6 Month Prague Interbank
Offered Rate
Pay 3.32% Semiannual Annual N/A 09/17/2030 CZK 945,000 $ (1,128) 2 (1,126)
6 Month Prague Interbank
Offered Rate
Pay 3.32% Semiannual Annual N/A 09/17/2030 306,000 (216) (149) (365)
Shekel Overnight Interest Rate Receive 0.00% Annual Annual N/A 09/18/2025 ILS 99,400 $ 319 12 331
Shekel Overnight Interest Rate Receive 0.00% Annual Annual N/A 09/18/2025 13,300 43 1 44
Shekel Overnight Interest Rate Pay 4.12% Annual Annual N/A 09/17/2030 105,400 147 (1) 146
Total $ (1,355) $ (152) $ (1,507)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2025 (unaudited)

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 ZMW 41,050 $ — $ 345 $ —
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
12/16/2025
Maturity 12/16/2025 EGP 143,150 — 259 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.075%
Nigeria OMO Bill, 0.00%,
01/08/2026
Maturity 01/06/2026 NGN 2,206,000 — 35 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/18/2025
Maturity 11/18/2025 5,362,340 — 122 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
11/25/2025
Maturity 11/25/2025 1,800,000 — 18 —
Total $ — $ 779 $ —
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .54 % Shares Held Value (000's)
Money Market Funds - 2 .54%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
1,107,000 $ 1,107
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
76,464,354 76,464
$ 77,571
TOTAL INVESTMENT COMPANIES $ 77,571
COMMON STOCKS - 96 .28 % Shares Held Value (000's)
Aerospace & Defense - 1 .52%
Korea Aerospace Industries Ltd 413,650 $ 28,012
LIG Nex1 Co Ltd 40,770 18,359
$ 46,371
Automobile Manufacturers - 1 .75%
BYD Co Ltd 2,298,000 33,553
Mahindra & Mahindra Ltd 547,857 19,957
$ 53,510
Automobile Parts & Equipment - 0 .94%
Hyundai Mobis Co Ltd 112,495 23,739
Weichai Power Co Ltd 2,354,000 4,990
$ 28,729
Banks - 15 .96%
Bank Rakyat Indonesia Persero Tbk PT 98,965,982 22,162
Credicorp Ltd 66,433 15,745
Grupo Financiero Banorte SAB de CV 2,214,300 19,720
HDFC Bank Ltd 2,272,514 52,150
ICICI Bank Ltd 3,551,021 59,797
IDFC First Bank Ltd 18,919,678 14,782
Kotak Mahindra Bank Ltd 2,259,098 50,898
National Bank of Greece SA 4,649,628 64,856
Piraeus Financial Holdings SA
(d)
5,994,055 46,091
Powszechna Kasa Oszczednosci Bank Polski SA 2,036,892 44,601
PT Bank Central Asia Tbk 75,229,100 37,704
Saudi National Bank/The 3,989,415 39,811
Vietnam Technological & Commercial Joint Stock
Bank
(d)
15,642,400 20,246
$ 488,563
Beverages - 1 .01%
Arca Continental SAB de CV 914,600 9,535
Varun Beverages Ltd 3,603,637 21,418
$ 30,953
Biotechnology - 1 .33%
BeOne Medicines Ltd
(d)
858,400 19,515
Zai Lab Ltd
(d)
5,630,550 21,273
$ 40,788
Building Materials - 1 .75%
Cemex SAB de CV 26,807,714 23,390
UltraTech Cement Ltd 86,671 12,068
Voltas Ltd 1,203,122 18,159
$ 53,617
Chemicals - 0 .23%
Orbia Advance Corp SAB de CV 10,202,800 6,939
Commercial Services - 1 .64%
GPS Participacoes e Empreendimentos SA
(e)
2,610,807 6,584
Humansoft Holding Co KSC 491,897 3,854
JSW Infrastructure Ltd 11,499,723 39,700
$ 50,138
Computers - 0 .95%
Elm Co 22,376 5,421
Globant SA
(d)
125,043 10,536
WNS Holdings Ltd
(d)
175,862 13,153
$ 29,110
Diversified Financial Services - 2 .13%
Bajaj Finance Ltd 1,945,640 19,471
Banco BTG Pactual SA 1,657,550 11,589
Intercorp Financial Services Inc 376,944 13,593
KB Financial Group Inc 256,900 20,410
$ 65,063
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 1 .09%
Adani Energy Solutions Ltd
(d)
3,321,012 $ 30,353
Emirates Central Cooling Systems Corp 6,262,800 2,949
$ 33,302
Electrical Components & Equipment - 2 .28%
Delta Electronics Inc 3,700,000 69,701
Electronics - 1 .18%
Avalon Technologies Ltd
(d),(e)
727,742 6,979
E Ink Holdings Inc 2,816,000 19,175
Voltronic Power Technology Corp 251,000 9,859
$ 36,013
Engineering & Construction - 1 .19%
Cury Construtora e Incorporadora SA 3,243,200 17,022
L&T Technology Services Ltd
(e)
180,040 8,794
Samsung E&A Co Ltd 562,100 10,659
$ 36,475
Food - 2 .58%
Bid Corp Ltd 590,478 14,843
Gruma SAB de CV 214,830 3,701
Indofood Sukses Makmur Tbk PT 20,421,600 10,545
LT Foods Ltd 2,311,299 12,751
SM Investments Corp 213,765 2,988
WH Group Ltd
(e)
34,232,000 34,271
$ 79,099
Forest Products & Paper - 1 .10%
Suzano SA 3,635,600 33,788
Healthcare - Products - 0 .21%
Pegavision Corp 309,000 3,161
Universal Vision Biotechnology Co Ltd 482,000 3,222
$ 6,383
Healthcare - Services - 0 .48%
Bangkok Dusit Medical Services PCL 11,102,800 7,208
Hygeia Healthcare Holdings Co Ltd
(d),(e),(f)
3,458,200 7,515
$ 14,723
Home Furnishings - 0 .51%
Anker Innovations Technology Co Ltd 913,979 15,653
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 15,653
Insurance - 4 .38%
AIA Group Ltd 6,286,000 58,612
China Pacific Insurance Group Co Ltd 11,677,200 47,029
Max Financial Services Ltd
(d)
999,648 17,067
PICC Property & Casualty Co Ltd 5,514,000 11,445
$ 134,153
Internet - 15 .03%
Alibaba Group Holding Ltd 7,386,824 111,059
Grab Holdings Ltd
(d)
5,629,917 27,531
JD.com Inc 1,546,900 24,382
Meituan
(d),(e)
1,856,500 28,641
MercadoLibre Inc
(d)
20,119 47,760
Tencent Holdings Ltd 2,855,900 199,948
Tencent Music Entertainment Group 529,602 5,571
Trip.com Group Ltd 244,598 15,185
$ 460,077
Iron & Steel - 0 .12%
Severstal PAO
(d)
31,471 —
Ternium SA ADR 112,662 3,671
$ 3,671
Leisure Products & Services - 1 .00%
Bajaj Auto Ltd 254,576 23,178
Yadea Group Holdings Ltd
(e)
4,766,000 7,500
$ 30,678
Lodging - 1 .05%
Atour Lifestyle Holdings Ltd ADR 949,610 32,116
Machinery - Diversified - 0 .41%
WEG SA 1,907,700 12,605
Metal Fabrication & Hardware - 0 .50%
APL Apollo Tubes Ltd 836,941 15,231

Schedule of Investments
Global Emerging Markets Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 2 .59%
Anglogold Ashanti Plc 300,132 $ 13,647
Capstone Copper Corp
(d)
2,299,700 12,896
Impala Platinum Holdings Ltd
(d)
3,873,256 36,608
Ivanhoe Mines Ltd
(d)
1,236,200 9,644
Polyus PJSC
(d)
3,430 —
Shandong Gold Mining Co Ltd
(e)
2,084,750 6,447
$ 79,242
Miscellaneous Manufacturers - 0 .62%
Escorts Kubota Ltd 374,956 14,318
Zhuzhou CRRC Times Electric Co Ltd 1,160,400 4,707
$ 19,025
Oil & Gas - 1 .64%
ADNOC Drilling Co PJSC 4,742,994 7,540
HD Hyundai Co Ltd 142,027 14,533
PRIO SA/Brazil
(d)
481,500 3,618
Reliance Industries Ltd 1,249,369 19,731
Saudi Arabian Oil Co
(e)
712,963 4,613
$ 50,035
Pharmaceuticals - 1 .43%
Caplin Point Laboratories Ltd 570,528 13,360
Hansoh Pharmaceutical Group Co Ltd
(e)
4,568,000 20,522
Richter Gedeon Nyrt 146,795 4,402
Simcere Pharmaceutical Group Ltd
(e)
3,348,000 5,614
$ 43,898
Pipelines - 0 .32%
Gaztransport Et Technigaz SA 52,315 9,840
Real Estate - 0 .57%
China Resources Land Ltd 3,100,000 11,368
Sun Hung Kai Properties Ltd 509,500 6,051
$ 17,419
Retail - 1 .22%
CP ALL PCL 10,822,300 15,637
El Puerto de Liverpool SAB de CV 759,758 3,708
Jumbo SA 213,467 7,200
Yum China Holdings Inc 230,800 10,716
$ 37,261
Semiconductors - 20 .93%
Alchip Technologies Ltd 141,000 18,025
ASE Technology Holding Co Ltd 1,758,000 8,525
ASML Holding NV - NY Reg Shares 8,985 6,242
ASPEED Technology Inc 90,000 13,630
MediaTek Inc 909,000 41,164
Samsung Electronics Co Ltd 2,105,249 107,292
SK Hynix Inc 273,167 52,944
Taiwan Semiconductor Manufacturing Co Ltd 10,201,685 392,757
$ 640,579
Software - 1 .35%
NetEase Inc 1,579,125 41,282
Telecommunications - 2 .53%
Accton Technology Corp 1,036,000 30,597
Xiaomi Corp
(d),(e)
6,943,800 46,718
$ 77,315
Textiles - 0 .15%
SLC Agricola SA 1,400,406 4,587
Transportation - 0 .32%
Blue Dart Express Ltd 29,260 1,995
JD Logistics Inc
(d),(e)
4,463,700 7,736
$ 9,731
Water - 0 .29%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
451,700 8,715
TOTAL COMMON STOCKS $ 2,946,378
CONVERTIBLE PREFERRED STOCKS
- 0 .38 % Shares Held Value (000's)
Metal Fabrication & Hardware - 0 .38%
JSW One Platforms Ltd 0.00%
(d),(g),(h)
1,820 $ 11,738
TOTAL CONVERTIBLE PREFERRED STOCKS $ 11,738
PREFERRED STOCKS - 0 .81 % Shares Held Value (000's)
Automobile Manufacturers - 0 .28%
Hyundai Motor Co 13,100.00% 72,938 $ 8,632
Oil & Gas - 0 .53%
Petroleo Brasileiro SA - Petrobras 1.23% 2,794,000 16,242
TOTAL PREFERRED STOCKS $ 24,874
Total Investments $ 3,060,561
Other Assets and Liabilities -  (0.01)% (177)
TOTAL NET ASSETS - 100.00% $ 3,060,384
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,267 or
0.17% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $191,934 or 6.27% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,998 or 0.16% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 105,493 $ 633,056 $ 662,085 $ 76,464
$ 105,493 $ 633,056 $ 662,085 $ 76,464
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 2,247 $ — $ — $ —
$ 2,247 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
JSW One Platforms Ltd   0.00% 05/08/2025-06/16/2025 $ 11,987 $ 11,738 0.38%
Total $ 11,738 0.38%
Amounts in thousands.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .81 % Shares Held Value (000's)
Money Market Funds - 1 .81%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
29,186,740 $ 29,187
TOTAL INVESTMENT COMPANIES $ 29,187
COMMON STOCKS - 98 .20 % Shares Held Value (000's)
Engineering & Construction - 1 .20%
Cellnex Telecom SA - Rights
(c),(d)
352,022 $ 12,423
Keppel Ltd 1,073,300 6,973
$ 19,396
Lodging - 0 .46%
Hyatt Hotels Corp 53,112 7,487
Real Estate - 10 .16%
CTP NV
(d)
111,979 2,375
Fastighets AB Balder
(c)
2,619,878 17,690
LEG Immobilien SE 18,123 1,438
Mitsubishi Estate Co Ltd 1,293,100 24,210
Mitsui Fudosan Co Ltd 3,742,879 33,455
Sun Hung Kai Properties Ltd 1,804,000 21,427
Swire Properties Ltd 4,841,400 12,976
TAG Immobilien AG 68,211 1,097
Vonovia SE 895,387 27,789
Wharf Real Estate Investment Co Ltd 2,354,000 7,473
Wihlborgs Fastigheter AB 1,382,585 13,587
$ 163,517
REITs - 85 .43%
Advance Residence Investment Corp 6,419 6,620
American Healthcare REIT Inc 453,973 17,541
American Homes 4 Rent 1,078,610 37,417
American Tower Corp 108,530 22,617
Americold Realty Trust Inc 501,883 8,070
AvalonBay Communities Inc 277,344 51,664
Canadian Apartment Properties REIT 407,571 13,016
CapitaLand Integrated Commercial Trust 5,103,000 8,616
COPT Defense Properties 260,408 7,104
Cousins Properties Inc 566,883 15,362
Daiwa House REIT Investment Corp 6,076 10,161
Digital Realty Trust Inc 205,977 36,343
EastGroup Properties Inc 116,180 18,965
Empire State Realty Trust Inc 758,241 5,490
Equinix Inc 125,774 98,754
Equity LifeStyle Properties Inc 358,544 21,484
Equity Residential 433,487 27,396
Essex Property Trust Inc 88,570 23,044
Extra Space Storage Inc 435,390 58,499
Gaming and Leisure Properties Inc 434,018 19,783
Gecina SA 113,082 11,113
GLP J-Reit 11,111 9,737
Goodman Group 2,768,544 61,900
Healthpeak Properties Inc 1,811,406 30,685
InterRent Real Estate Investment Trust 756,775 7,237
Invincible Investment Corp 16,349 7,272
Invitation Homes Inc 1,283,232 39,331
Iron Mountain Inc 148,296 14,438
Japan Real Estate Investment Corp 7,733 6,272
Keppel DC REIT 7,532,492 13,708
Kilroy Realty Corp 298,432 11,000
Klepierre SA 807,548 30,826
Mapletree Logistics Trust 9,828,211 8,740
Mirvac Group 13,344,649 19,147
National Storage REIT 5,984,713 9,177
Nippon Accommodations Fund Inc 5,397 4,228
Nippon Building Fund Inc 17,343 15,909
Nippon Prologis REIT Inc 20,041 10,815
Prologis Inc 635,707 67,881
Prologis Property Mexico SA de CV 1,033,193 3,916
Regency Centers Corp 496,131 35,424
Rexford Industrial Realty Inc 661,329 24,158
Ryman Hospitality Properties Inc 176,690 16,796
Sabra Health Care REIT Inc 1,248,647 22,513
Safestore Holdings PLC 1,196,909 10,613
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Saul Centers Inc 58,129 $ 1,873
Segro PLC 1,587,668 13,531
Sekisui House Reit Inc 18,975 9,857
Simon Property Group Inc 152,681 25,008
Stockland 8,753,054 31,032
Unibail-Rodamco-Westfield
(c)
339,383 32,900
UNITE Group PLC/The 1,518,397 14,971
Ventas Inc 982,878 66,030
VICI Properties Inc 1,426,004 46,488
Vornado Realty Trust 365,846 14,056
Warehouses De Pauw CVA 274,049 6,395
Welltower Inc 679,860 112,224
$ 1,375,147
Telecommunications - 0 .95%
NEXTDC Ltd
(c)
1,654,415 15,234
TOTAL COMMON STOCKS $ 1,580,781
Total Investments $ 1,609,968
Other Assets and Liabilities -  (0.01)% (206)
TOTAL NET ASSETS - 100.00% $ 1,609,762
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,798 or 0.92% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 26,078 $ 302,310 $ 299,201 $ 29,187
$ 26,078 $ 302,310 $ 299,201 $ 29,187
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 881 $ — $ — $ —
$ 881 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .01 % Shares Held Value (000's)
Money Market Funds - 2 .01%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
12,430,966 $ 12,431
TOTAL INVESTMENT COMPANIES $ 12,431
BONDS - 21 .55%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 9 .35%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 $ 1,962 $ 1,961
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 298 298
AmeriCredit Automobile Receivables Trust 2024-1
4.95%, 02/18/2028 2,719 2,720
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
5.75%, 02/18/2028 891 892
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 2,282 2,285
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
945 946
BofA Auto Trust 2025-1
4.90%, 11/22/2027
(c)
2,025 2,027
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 2,882 2,887
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
603 603
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(c)
2,348 2,352
Drive Auto Receivables Trust
4.87%, 08/15/2028 4,510 4,514
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 103 103
GM Financial Automobile Leasing Trust 2024-3
4.82%, 01/20/2027 4,890 4,892
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 2,232 2,236
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 3,015 3,019
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 121 122
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 39 39
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 1,778 1,779
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 2,653 2,653
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 5,321 5,321
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 6,830 6,834
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
1,189 1,189
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
1,012 1,013
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
7,080 7,083
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 57,768
Credit Card Asset Backed Securities - 4 .17%
BA Credit Card Trust
5.00%, 04/15/2028 6,175 6,184
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 4,250 4,260
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Discover Card Execution Note Trust
4.31%, 03/15/2028 $ 8,087 $ 8,078
5.03%, 10/15/2027 7,265 7,273
$ 25,795
Mortgage Backed Securities - 8 .03%
Citigroup Mortgage Loan Trust 2015-PS1
5.12%, 09/25/2042
(c),(d)
2,275 2,256
CSMC Trust 2015-1
3.89%, 01/25/2045
(c),(d)
2,198 2,113
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,230 164
Fannie Mae REMICS
1.54%, 09/25/2046
(e)
9,831 1,022
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.54%, 10/25/2049
(e)
10,472 1,279
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.54%, 05/25/2050
(e)
11,299 1,258
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.59%, 08/25/2049
(e)
16,455 1,720
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.59%, 09/25/2049
(e)
4,637 564
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.59%, 11/25/2049
(e)
7,768 848
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.61%, 06/25/2050
(e)
6,784 814
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.69%, 09/25/2047
(e)
14,892 1,689
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.95%, 06/25/2045
(e)
3,363 220
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.24%, 12/25/2042
(e)
5,843 774
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
2.50%, 02/25/2028
(e)
1,131 23
3.00%, 07/25/2032
(e)
2,415 132
3.00%, 10/25/2040
(e)
647 11
3.00%, 04/25/2042 371 365
3.00%, 05/25/2048 684 597
3.00%, 01/25/2051
(e)
10,605 1,837
3.50%, 02/25/2036
(e)
1,740 135
3.50%, 02/25/2043
(e)
413 5
3.50%, 02/25/2043 95 94
3.50%, 07/25/2043
(e)
2,483 149
3.50%, 08/25/2045 194 193
5.06%, 04/25/2027 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 196 202
Freddie Mac REMICS
1.59%, 09/25/2049
(e)
14,865 1,697
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.59%, 10/25/2049
(e)
11,791 1,248
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.59%, 11/25/2049
(e)
5,197 567
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)
1.59%, 03/25/2050
(e)
$ 8,673 $ 1,050
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.64%, 08/25/2050
(e)
7,198 917
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 736 683
4.00%, 11/15/2042
(e)
1,075 145
6.50%, 08/15/2027 5 5
Ginnie Mae
1.63%, 03/20/2044
(e)
3,804 412
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.63%, 06/20/2046
(e)
1,763 210
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.63%, 08/20/2047
(e)
9,341 1,129
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.73%, 10/20/2045
(e)
3,969 461
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.73%, 11/20/2047
(e)
2,873 381
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.83%, 08/20/2050
(e)
10,354 1,475
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.83%, 07/20/2051
(e)
7,367 993
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.83%, 08/20/2051
(e)
8,757 1,197
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.90%, 09/20/2050
(e)
6,609 909
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
3.00%, 07/20/2050
(e)
6,007 973
3.00%, 11/20/2050
(e)
10,832 1,849
3.00%, 11/20/2050
(e)
16,341 2,716
3.00%, 12/20/2050
(e)
6,810 1,129
3.50%, 10/20/2049
(e)
9,916 1,880
4.00%, 04/20/2044
(e)
1,038 58
4.00%, 01/20/2046
(e)
853 35
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
564 507
New Residential Mortgage Loan Trust 2015-2
5.28%, 08/25/2055
(c),(d)
2,365 2,344
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(d)
1,516 1,100
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
615 601
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
1,672 1,565
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
176 158
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
2,787 2,785
$ 49,644
TOTAL BONDS $ 133,207
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 91 .94%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .33%
3.00%, 05/01/2043 $ 886 $ 793
3.00%, 07/01/2045 2,285 2,028
3.00%, 10/01/2046 3,426 3,050
3.50%, 08/01/2043 1,687 1,565
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 02/01/2044 $ 1,846 $ 1,707
3.50%, 11/01/2046 1,525 1,403
4.00%, 12/01/2041 1,512 1,451
4.00%, 09/15/2042 445 429
4.00%, 10/01/2045 2,707 2,569
4.50%, 04/01/2041 1,522 1,504
5.00%, 12/01/2032 6 6
5.00%, 02/01/2033 81 82
5.00%, 01/01/2034 941 948
5.00%, 05/01/2034 19 19
5.00%, 07/01/2035 10 10
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 90 91
5.00%, 07/01/2044 748 753
5.00%, 03/01/2048 1,516 1,515
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 4 4
5.50%, 12/01/2033 77 78
5.50%, 07/01/2037 5 5
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 9
6.00%, 06/01/2028 1 1
6.00%, 05/01/2031 18 18
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 3 3
6.00%, 11/01/2033 111 114
6.00%, 09/01/2034 17 17
6.00%, 02/01/2035 9 9
6.00%, 10/01/2036 13 13
6.00%, 03/01/2037 34 35
6.00%, 05/01/2037 50 52
6.00%, 03/01/2038 18 19
6.00%, 04/01/2038 13 13
6.00%, 07/01/2038 49 51
6.00%, 10/01/2038 23 25
6.50%, 03/01/2029 5 5
6.50%, 04/01/2031 17 18
6.50%, 10/01/2031 13 14
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 2 2
7.00%, 01/01/2028 15 16
7.00%, 06/01/2029 11 12
7.00%, 04/01/2031 9 9
7.00%, 10/01/2031 17 18
7.00%, 04/01/2032 37 39
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 1 1
8.50%, 07/01/2029 34 34
$ 20,567
Federal National Mortgage Association (FNMA) - 0 .07%
5.50%, 05/01/2033 30 30
6.00%, 01/01/2032 23 23
6.00%, 04/01/2033 47 47
6.00%, 09/01/2034 118 119
6.30%, 12/01/2033 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 06/01/2031 18 19
6.50%, 11/01/2032 123 124
6.50%, 11/01/2032 28 28
7.00%, 08/01/2028 7 7
7.00%, 12/01/2028 10 10
7.00%, 07/01/2029 8 8
7.00%, 07/01/2032 7 7
$ 432

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 59 .98%
2.00%, 11/01/2051 $ 9,224 $ 7,337
2.00%, 12/01/2051 15,675 12,480
2.00%, 12/01/2051 11,745 9,318
2.00%, 01/01/2052 13,180 10,452
2.00%, 01/01/2052 10,472 8,354
2.00%, 02/01/2052 9,868 7,950
2.00%, 03/01/2052 11,272 8,864
2.50%, 10/01/2050 10,161 8,372
2.50%, 02/01/2051 6,931 5,809
2.50%, 07/01/2051 10,213 8,510
2.50%, 10/01/2051 10,847 8,898
2.50%, 11/01/2051 5,155 4,313
2.50%, 12/01/2051 11,580 9,774
3.00%, 01/01/2046 2,151 1,908
3.00%, 07/01/2046 2,335 2,059
3.00%, 10/01/2046 2,792 2,470
3.00%, 12/01/2046 3,009 2,653
3.00%, 07/01/2050 4,895 4,235
3.00%, 08/01/2050 3,795 3,283
3.00%, 09/01/2050 6,149 5,328
3.50%, 06/01/2042 864 803
3.50%, 11/01/2042 1,577 1,465
3.50%, 02/01/2043 761 708
3.50%, 05/01/2043 1,125 1,042
3.50%, 03/01/2045 1,673 1,545
3.50%, 11/01/2048 5,581 5,136
3.50%, 12/01/2049 904 831
4.00%, 03/01/2043 991 948
4.00%, 08/01/2044 1,327 1,266
4.00%, 11/01/2044 1,103 1,048
4.00%, 08/01/2045 1,949 1,850
4.00%, 08/01/2046 3,134 2,947
4.00%, 07/01/2047 2,830 2,678
4.00%, 02/01/2048 2,524 2,385
4.00%, 07/01/2052 2,457 2,270
4.50%, 08/01/2039 875 865
4.50%, 10/01/2044 1,253 1,209
4.50%, 12/01/2044 2,609 2,543
4.50%, 05/01/2045 1,184 1,154
4.50%, 09/01/2045 1,563 1,522
4.50%, 10/01/2045 2,258 2,202
4.50%, 11/01/2045 3,236 3,150
4.50%, 06/01/2052 4,487 4,298
4.50%, 08/01/2052 4,601 4,390
4.50%, 10/01/2052 7,800 7,432
4.50%, 11/01/2053 2,964 2,814
4.50%, 01/01/2054 4,493 4,295
5.00%, 04/01/2035 53 55
5.00%, 05/01/2035 18 19
5.00%, 07/01/2035 6 6
5.00%, 02/01/2038 679 685
5.00%, 03/01/2038 417 420
5.00%, 02/01/2040 1,988 2,019
5.00%, 05/01/2040 767 772
5.00%, 07/01/2040 399 400
5.00%, 07/01/2041 2,084 2,095
5.00%, 02/01/2044 1,048 1,047
5.00%, 06/01/2044 904 909
5.00%, 05/01/2048 1,658 1,655
5.00%, 09/01/2052 4,155 4,086
5.00%, 04/01/2053 14,234 13,906
5.00%, 06/01/2053 11,799 11,531
5.00%, 11/01/2054 5,395 5,289
5.00%, 11/01/2054 4,782 4,656
5.00%, 02/01/2055 2,979 2,919
5.50%, 06/01/2026 1 1
5.50%, 07/01/2033 152 154
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 12/01/2037 $ 331 $ 337
5.50%, 03/01/2038 64 66
5.50%, 07/01/2053 5,313 5,394
5.50%, 07/01/2053 5,136 5,152
5.50%, 11/01/2053 5,855 5,885
5.50%, 11/01/2053 5,742 5,759
5.50%, 03/01/2054 4,090 4,078
5.50%, 05/01/2054 4,652 4,660
5.50%, 10/01/2054 7,485 7,508
5.50%, 02/01/2055 9,840 9,847
5.50%, 09/01/2055
(f)
18,160 18,049
6.00%, 03/01/2029 6 6
6.00%, 11/01/2032 4 4
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 27 28
6.00%, 03/01/2038 23 24
6.00%, 04/01/2039 114 118
6.00%, 04/01/2054 4,906 5,030
6.00%, 05/01/2054 4,711 4,821
6.00%, 06/01/2054 3,415 3,495
6.00%, 09/01/2054 3,414 3,492
6.00%, 09/01/2054 5,672 5,800
6.00%, 09/01/2055
(f)
20,365 20,627
6.50%, 08/01/2028 2 3
6.50%, 03/01/2029 6 7
6.50%, 06/01/2031 37 38
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 21 22
6.50%, 02/01/2033 30 31
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 13 14
6.50%, 08/01/2036 6 6
6.50%, 10/01/2036 11 12
6.50%, 11/01/2036 6 6
6.50%, 07/01/2037 7 8
6.50%, 08/01/2037 10 11
6.50%, 08/01/2037 103 109
6.50%, 02/01/2038 9 10
6.50%, 10/01/2053 4,457 4,633
6.50%, 05/01/2054 3,496 3,634
6.50%, 04/01/2055 2,874 2,999
6.50%, 09/01/2055
(f)
1,235 1,273
7.00%, 11/01/2031 24 25
7.50%, 08/01/2032 3 3
$ 370,825
Government National Mortgage Association (GNMA) - 28 .01%
2.00%, 08/20/2050 3,491 2,820
2.00%, 02/20/2051 6,619 5,348
2.50%, 06/20/2050 11,608 9,796
3.00%, 02/15/2043 1,973 1,767
3.00%, 02/20/2047 2,365 2,096
3.00%, 12/20/2051 2,469 2,159
3.50%, 05/15/2043 2,391 2,207
3.50%, 06/20/2043 1,723 1,560
3.50%, 02/20/2047 968 882
3.50%, 10/20/2047 1,525 1,390
4.00%, 09/15/2041 2,060 1,945
4.00%, 03/15/2044 1,343 1,268
4.50%, 08/20/2048 1,248 1,206
4.50%, 05/20/2052 4,589 4,381
4.50%, 09/20/2052 5,464 5,216
4.50%, 03/20/2053 3,065 2,928
4.50%, 06/20/2053 10,248 9,759
5.00%, 12/20/2052 7,559 7,422
5.00%, 04/20/2053 12,424 12,195
5.00%, 05/20/2053 5,831 5,709

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2025 (unaudited)

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 09/20/2053 $ 4,831 $ 4,721
5.00%, 10/20/2053 4,881 4,785
5.00%, 02/20/2054 2,195 2,148
5.00%, 04/20/2054 6,877 6,715
5.50%, 07/20/2033 259 264
5.50%, 03/20/2034 285 290
5.50%, 05/20/2035 29 30
5.50%, 03/20/2053 5,950 5,964
5.50%, 08/20/2053 12,111 12,131
5.50%, 08/20/2055
(f)
27,650 27,575
6.00%, 04/20/2026 1 1
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 8 8
6.00%, 02/15/2033 5 5
6.00%, 07/20/2033 210 216
6.00%, 08/15/2038 24 25
6.00%, 08/20/2055
(f)
25,620 25,963
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 12 12
6.50%, 04/20/2031 10 10
6.50%, 10/15/2031 3 4
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 160 165
7.00%, 10/15/2027 2 2
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 24 24
7.00%, 12/15/2028 7 7
7.00%, 01/15/2029 10 10
7.00%, 03/15/2029 9 9
7.00%, 04/15/2029 26 27
7.00%, 05/15/2031 1 1
7.50%, 08/15/2029 5 5
7.50%, 10/15/2029 8 8
8.00%, 12/15/2030 1 1
$ 173,184
U.S. Treasury Bill - 0 .55%
4.22%, 10/16/2025
(g)
2,730 2,705
4.23%, 09/18/2025
(g)
700 696
$ 3,401
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 568,409
Total Investments $ 714,047
Other Assets and Liabilities -  (15.50)% (95,844)
TOTAL NET ASSETS - 100.00% $ 618,203
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,041 or 4.54% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 3,266 $ 239,237 $ 230,072 $ 12,431
$ 3,266 $ 239,237 $ 230,072 $ 12,431
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 334 $ — $ — $ —
$ 334 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2025 Short 86 $ 9,551 $ (70)
US 2 Year Note; September 2025 Short 186 38,499 130
US 5 Year Note; September 2025 Short 345 37,319 (8)
US Long Bond; September 2025 Long 82 9,363 268
Total $ 320
Amounts in thousands except contracts.

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 3.84% Shares Held Value (000's)
Exchange-Traded Funds - 0.78%
SPDR Portfolio High Yield Bond ETF 2,145,000 $ 50,836
Money Market Funds - 3.06%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
16,987,409 16,988
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
183,104,491 183,104
$ 200,092
TOTAL INVESTMENT COMPANIES $ 250,928
COMMON STOCKS - 0.04% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
103,250 $ 55
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Healthcare - Services - 0.01%
Sound Inpatient Physicians Inc - Class A
(d),(e)
3,870,585 669
Sound Inpatient Physicians Inc - Class A2
(d),(e)
173,273 173
$ 842
Mining - 0.01%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 394
Burgundy Diamond Mines Ltd
(d),(g)
6,531,458 135
$ 529
Oil & Gas - 0.02%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
$ 1,087
Retail - 0.00%
Claire's Holdings LLC
(d)
4,036 —
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 2,513
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 89.70%
Principal
Amount (000's) Value (000's)
Advertising - 0.33%
Dotdash Meredith Inc
7.63%, 06/15/2032
(h)
$ 22,390 $ 21,825
Aerospace & Defense - 1.71%
Bombardier Inc
6.75%, 06/15/2033
(h)
2,910 2,991
7.00%, 06/01/2032
(h)
11,804 12,211
7.25%, 07/01/2031
(h)
13,761 14,369
7.50%, 02/01/2029
(h)
2,660 2,762
8.75%, 11/15/2030
(h)
20,773 22,354
TransDigm Inc
4.88%, 05/01/2029 3,280 3,219
6.00%, 01/15/2033
(h)
30,745 30,897
6.38%, 03/01/2029
(h)
14,100 14,431
6.63%, 03/01/2032
(h)
6,872 7,066
7.13%, 12/01/2031
(h)
1,400 1,458
$ 111,758
Airlines - 0.84%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,522 2,391
American Airlines Inc
7.25%, 02/15/2028
(h),(i)
91 93
8.50%, 05/15/2029
(h)
1,535 1,604
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(h)
8,871 8,868
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(h),(i)
10,300 10,043
OneSky Flight LLC
8.88%, 12/15/2029
(h)
7,648 8,058
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 2,425 2,401
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030 $ 56 $ 52
United Airlines Inc
4.38%, 04/15/2026
(h)
160 159
4.63%, 04/15/2029
(h)
21,835 21,322
$ 54,991
Apparel - 0.40%
S&S Holdings LLC
8.38%, 10/01/2031
(h)
27,427 26,278
Automobile Manufacturers - 0.05%
Ford Motor Co
3.25%, 02/12/2032 4,134 3,502
Automobile Parts & Equipment - 1.30%
American Axle & Manufacturing Inc
6.50%, 04/01/2027 87 87
6.88%, 07/01/2028 20,870 20,790
Dana Inc
4.25%, 09/01/2030 13,495 13,280
4.50%, 02/15/2032
(i)
3,500 3,415
5.38%, 11/15/2027 7,280 7,293
5.63%, 06/15/2028 6,745 6,749
IHO Verwaltungs GmbH
7.75%, PIK 8.50%; 11/15/2030
(h),(j),(k)
7,075 7,262
Phinia Inc
6.63%, 10/15/2032
(h)
11,460 11,674
6.75%, 04/15/2029
(h)
1,274 1,311
Tenneco Inc
8.00%, 11/17/2028
(h)
13,280 13,181
$ 85,042
Banks - 2.66%
Barclays PLC
5.09%, 06/20/2030
(l)
26,300 26,395
3 Month USD LIBOR + 3.05%
7.63%, 03/15/2035
(l),(m),(n)
11,725 11,944
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(l),(m),(n)
21,085 22,347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
6.50%, 04/01/2030
(l),(m)
35,370 36,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
UBS Group AG
7.00%, 02/10/2030
(h),(l),(m),(n)
35,758 36,475
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
9.25%, 11/13/2028
(h),(l),(m),(n)
36,900 40,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 173,917
Building Materials - 2.61%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(h),(o)
19,698 20,032
10.25%, 10/15/2028
(h)
27,570 29,258
JH North America Holdings Inc
5.88%, 01/31/2031
(h)
6,715 6,738
6.13%, 07/31/2032
(h)
8,635 8,725
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(h)
14,060 14,355
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(h)
15,495 14,749
Quikrete Holdings Inc
6.38%, 03/01/2032
(h)
15,485 15,881
6.75%, 03/01/2033
(h)
7,865 8,067

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(h)
$ 49,622 $ 49,458
8.88%, 11/15/2031
(h)
3,100 3,262
$ 170,525
Chemicals - 3.19%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(h)
19,485 16,317
6.50%, 05/15/2026
(h)
16,185 15,827
12.00%, 02/15/2031
(h),(i)
10,556 9,919
Element Solutions Inc
3.88%, 09/01/2028
(h)
25,703 24,761
Inversion Escrow Issuer LLC
6.75%, 08/01/2032
(h),(o)
17,600 17,392
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(h),(j),(k)
10,075 9,017
Olin Corp
6.63%, 04/01/2033
(h)
8,575 8,344
Olympus Water US Holding Corp
4.25%, 10/01/2028
(h)
1,155 1,100
6.25%, 10/01/2029
(h),(i)
40,530 38,824
7.13%, 10/01/2027
(h)
3,439 3,492
7.25%, 06/15/2031
(h)
12,185 12,444
9.75%, 11/15/2028
(h)
3,584 3,757
Tronox Inc
4.63%, 03/15/2029
(h),(i)
32,703 25,443
Vibrantz Technologies Inc
9.00%, 02/15/2030
(h)
33,845 21,661
$ 208,298
Commercial Services - 4.49%
ADT Security Corp/The
4.13%, 08/01/2029
(h)
14,460 13,833
Albion Financing 1 SARL / Aggreko Holdings Inc
7.00%, 05/21/2030
(h)
15,990 16,458
Block Inc
6.50%, 05/15/2032 27,789 28,517
EquipmentShare.com Inc
8.00%, 03/15/2033
(h)
15,345 16,020
8.63%, 05/15/2032
(h)
12,030 12,804
9.00%, 05/15/2028
(h)
1,000 1,054
Garda World Security Corp
4.63%, 02/15/2027
(h)
107 106
6.00%, 06/01/2029
(h)
18,173 17,825
7.75%, 02/15/2028
(h)
27 28
8.25%, 08/01/2032
(h)
150 155
8.38%, 11/15/2032
(h)
20,170 20,777
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(h)
284 274
5.75%, 04/15/2026
(h)
58 58
6.25%, 01/15/2028
(h)
30,650 30,648
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(h)
29,425 30,396
United Rentals North America Inc
3.88%, 02/15/2031 11,480 10,712
4.88%, 01/15/2028 4,136 4,110
5.25%, 01/15/2030 8,650 8,627
Veritiv Operating Co
10.50%, 11/30/2030
(h),(i)
34,653 37,560
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(h)
31,000 30,997
ZipRecruiter Inc
5.00%, 01/15/2030
(h)
16,256 12,303
$ 293,262
Computers - 1.78%
McAfee Corp
7.38%, 02/15/2030
(h)
40,110 37,190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Atleos Corp
9.50%, 04/01/2029
(h)
$ 26,470 $ 28,676
Seagate Data Storage Technology Pte Ltd
5.75%, 12/01/2034
(h),(i)
9,660 9,083
8.50%, 07/15/2031
(h)
3,920 4,140
9.63%, 12/01/2032
(h)
15,075 16,978
Vericast Corp
12.50%, 12/15/2027
(h)
800 851
Virtusa Corp
7.13%, 12/15/2028
(h)
20,062 19,167
$ 116,085
Consumer Products - 0.28%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(h)
9,075 7,872
10.75%, 06/30/2032
(h)
15,075 10,119
$ 17,991
Cosmetics & Personal Care - 0.45%
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 —
Perrigo Finance Unlimited Co
6.13%, 09/30/2032 29,270 29,576
$ 29,576
Diversified Financial Services - 5.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(l)
27,625 28,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2030
(h)
8,650 8,760
9.25%, 12/15/2028
(h)
28,443 30,081
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(h)
44,315 46,066
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(h)
42,755 44,150
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(h)
31,170 30,926
6.75%, 05/01/2033
(h)
16,550 16,937
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(h)
5,250 5,245
8.13%, 03/30/2029
(h)
6,885 7,187
OneMain Finance Corp
3.50%, 01/15/2027 4,210 4,108
4.00%, 09/15/2030 7,638 6,999
6.63%, 01/15/2028 2,675 2,739
6.63%, 05/15/2029 11,314 11,555
7.13%, 11/15/2031 27,370 28,255
7.13%, 09/15/2032 17,185 17,712
7.50%, 05/15/2031 7,760 8,087
Rfna LP
7.88%, 02/15/2030
(h)
14,805 15,038
Rocket Cos Inc
6.13%, 08/01/2030
(h)
11,530 11,691
6.38%, 08/01/2033
(h)
15,090 15,391
TrueNoord Capital DAC
8.75%, 03/01/2030
(h)
21,507 22,306
$ 362,134
Electric - 3.21%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(h)
29,495 29,793
Clearway Energy Operating LLC
3.75%, 02/15/2031
(h)
43,120 39,358
Lightning Power LLC
7.25%, 08/15/2032
(h)
44,485 46,508

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(l)
$ 29,835 $ 30,772
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.63%, 02/15/2031
(h)
8,060 7,378
3.88%, 02/15/2032
(h)
5,296 4,839
10.25%, 03/15/2028
(h),(l),(m)
12,125 13,346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Vistra Corp
7.00%, 12/15/2026
(h),(l),(m)
16,889 17,054
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(h)
21,107 20,453
$ 209,501
Engineering & Construction - 0.38%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(h)
25,003 24,873
Entertainment - 3.44%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(h)
19,815 20,583
Caesars Entertainment Inc
6.00%, 10/15/2032
(h),(i)
15,010 14,487
6.50%, 02/15/2032
(h)
30,505 31,110
CCM Merger Inc
6.38%, 05/01/2026
(h)
11,939 11,935
Churchill Downs Inc
4.75%, 01/15/2028
(h)
240 237
5.75%, 04/01/2030
(h)
28,560 28,489
6.75%, 05/01/2031
(h)
210 214
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
18,440 18,310
7.00%, 08/01/2032
(h)
40,555 41,876
Starz Capital Holdings LLC
5.50%, 04/15/2029
(h),(i)
13,195 10,927
Warnermedia Holdings Inc
5.05%, 03/15/2042 18,520 12,380
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(h)
104 103
6.25%, 03/15/2033
(h)
17,075 17,125
7.13%, 02/15/2031
(h)
15,966 16,982
$ 224,758
Environmental Control - 0.47%
Madison IAQ LLC
4.13%, 06/30/2028
(h)
18,265 17,675
Waste Pro USA Inc
7.00%, 02/01/2033
(h)
12,610 13,083
$ 30,758
Food - 3.53%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(h)
11,785 11,114
4.63%, 01/15/2027
(h)
8,270 8,203
6.25%, 03/15/2033
(h)
4,740 4,831
B&G Foods Inc
5.25%, 09/15/2027
(i)
11,625 10,323
8.00%, 09/15/2028
(h)
17,105 15,993
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(h),(j),(k)
5,481 5,879
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(h)
13,095 12,841
7.63%, 07/01/2029
(h)
12,484 13,007
Fiesta Purchaser Inc
7.88%, 03/01/2031
(h)
3,744 3,956
9.63%, 09/15/2032
(h)
24,490 25,880
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Ingles Markets Inc
4.00%, 06/15/2031
(h)
$ 20,752 $ 19,272
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.63%, 01/15/2032 27,275 24,944
Pilgrim's Pride Corp
3.50%, 03/01/2032 14,595 13,107
4.25%, 04/15/2031 15,060 14,395
Post Holdings Inc
4.63%, 04/15/2030
(h)
28,739 27,452
6.25%, 10/15/2034
(h)
2,870 2,874
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(h)
16,755 16,429
$ 230,500
Forest Products & Paper - 0.44%
Mercer International Inc
5.13%, 02/01/2029 21,090 16,989
12.88%, 10/01/2028
(h)
5,860 5,910
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(h)
5,381 5,610
$ 28,509
Gas - 0.14%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035
(h)
8,655 9,490
Healthcare - Products - 0.43%
Medline Borrower LP
3.88%, 04/01/2029
(h)
26,645 25,410
5.25%, 10/01/2029
(h)
3,085 3,025
$ 28,435
Healthcare - Services - 3.94%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(h)
41,537 40,137
7.38%, 03/15/2033
(h),(i)
3,775 3,887
Centene Corp
2.50%, 03/01/2031 16,540 13,885
3.00%, 10/15/2030 1,820 1,585
3.38%, 02/15/2030 16,070 14,469
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(h)
29,751 28,279
Concentra Health Services Inc
6.88%, 07/15/2032
(h)
22,130 22,738
IQVIA Inc
6.25%, 06/01/2032
(h)
16,860 17,289
LifePoint Health Inc
8.38%, 02/15/2032
(h)
18,520 19,703
Molina Healthcare Inc
3.88%, 05/15/2032
(h)
10,385 9,066
4.38%, 06/15/2028
(h)
14,923 14,282
6.25%, 01/15/2033
(h)
6,742 6,652
Star Parent Inc
9.00%, 10/01/2030
(h)
15,225 16,011
Tenet Healthcare Corp
6.13%, 06/15/2030 30,511 30,787
6.75%, 05/15/2031 18,165 18,691
$ 257,461
Holding Companies - Diversified - 0.19%
Clue Opco LLC
9.50%, 10/15/2031
(h),(i)
11,510 12,205
Home Builders - 1.33%
Adams Homes Inc
9.25%, 10/15/2028
(h)
23,814 24,674
Century Communities Inc
3.88%, 08/15/2029
(h)
18,585 17,133
6.75%, 06/01/2027 110 110
Dream Finders Homes Inc
8.25%, 08/15/2028
(h)
16,133 16,697

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Forestar Group Inc
6.50%, 03/15/2033
(h)
$ 11,530 $ 11,575
LGI Homes Inc
4.00%, 07/15/2029
(h)
248 226
7.00%, 11/15/2032
(h)
17,201 16,556
$ 86,971
Housewares - 0.21%
Newell Brands Inc
8.50%, 06/01/2028
(h)
13,380 14,021
Insurance - 0.27%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(h)
11,190 10,683
6.00%, 08/01/2029
(h)
7,080 6,906
$ 17,589
Investment Companies - 0.56%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(h)
1,970 1,932
3.75%, 09/15/2030
(h),(i)
5,288 4,806
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 35,170 30,159
$ 36,897
Iron & Steel - 0.95%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(h)
10,100 9,519
4.88%, 03/01/2031
(h)
60 53
6.75%, 04/15/2030
(h)
80 80
6.88%, 11/01/2029
(h)
60 60
7.00%, 03/15/2032
(h),(i)
5,880 5,737
7.38%, 05/01/2033
(h)
15,755 15,339
Specialty Steel
14.25%, 11/15/2026
(e),(f)
8,096 7,073
TMS International Corp/DE
6.25%, 04/15/2029
(h)
25,550 24,325
$ 62,186
Leisure Products & Services - 1.84%
Carnival Corp
4.00%, 08/01/2028
(h)
2,220 2,156
5.75%, 03/01/2027
(h)
1,131 1,142
6.00%, 05/01/2029
(h)
9,040 9,120
6.13%, 02/15/2033
(h)
10,160 10,340
Life Time Inc
6.00%, 11/15/2031
(h)
23,361 23,533
NCL Corp Ltd
5.88%, 03/15/2026
(h)
47 47
5.88%, 02/15/2027
(h)
7,520 7,542
6.25%, 03/01/2030
(h)
19,980 20,220
6.75%, 02/01/2032
(h)
5,000 5,136
7.75%, 02/15/2029
(h)
83 88
8.13%, 01/15/2029
(h)
123 129
NCL Finance Ltd
6.13%, 03/15/2028
(h)
13,170 13,329
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(h)
15,890 15,965
5.50%, 08/31/2026
(h)
170 171
5.50%, 04/01/2028
(h)
240 243
5.63%, 09/30/2031
(h)
10,480 10,555
6.00%, 02/01/2033
(h)
291 296
6.25%, 03/15/2032
(h)
220 226
7.50%, 10/15/2027 84 89
$ 120,327
Lodging - 1.56%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(h)
31,150 31,500
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Station Casinos LLC
4.50%, 02/15/2028
(h)
$ 100 $ 98
4.63%, 12/01/2031
(h)
1,425 1,334
6.63%, 03/15/2032
(h)
35,673 36,376
Wynn Macau Ltd
5.13%, 12/15/2029
(h)
73 70
5.50%, 10/01/2027
(h)
40 40
5.63%, 08/26/2028
(h)
32,585 32,228
$ 101,646
Machinery - Diversified - 0.50%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(h)
30,973 32,817
Media - 6.29%
AMC Networks Inc
10.25%, 01/15/2029
(h)
28,990 29,750
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 01/15/2034
(h)
5,300 4,567
4.50%, 08/15/2030
(h)
16,800 15,718
4.75%, 03/01/2030
(h)
10,475 9,953
4.75%, 02/01/2032
(h)
29,462 27,234
5.00%, 02/01/2028
(h)
1,325 1,300
5.13%, 05/01/2027
(h)
6,625 6,571
CSC Holdings LLC
4.50%, 11/15/2031
(h)
30,900 20,585
5.50%, 04/15/2027
(h)
2,450 2,371
6.50%, 02/01/2029
(h)
22,355 17,662
11.25%, 05/15/2028
(h)
12,641 12,707
Directv Financing LLC
8.88%, 02/01/2030
(h)
28,976 28,214
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(h)
9,927 9,872
10.00%, 02/15/2031
(h)
9,645 9,301
Discovery Communications LLC
4.13%, 05/15/2029 21,311 19,851
DISH DBS Corp
5.25%, 12/01/2026
(h)
17,388 16,366
DISH Network Corp
11.75%, 11/15/2027
(h)
26,135 27,218
EW Scripps Co/The
9.88%, 08/15/2030
(h),(o)
4,112 4,086
iHeartCommunications Inc
4.75%, 01/15/2028
(h)
5,599 4,627
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(h),(i)
32,832 22,317
6.75%, 10/15/2027
(h)
5,507 4,227
McGraw-Hill Education Inc
7.38%, 09/01/2031
(h)
19,415 20,181
Scripps Escrow II Inc
3.88%, 01/15/2029
(h)
20,410 18,119
Sinclair Television Group Inc
8.13%, 02/15/2033
(h)
19,925 20,324
Virgin Media Finance PLC
5.00%, 07/15/2030
(h)
18,741 16,894
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(h)
12,925 12,535
VZ Secured Financing BV
5.00%, 01/15/2032
(h)
5,000 4,397
Ziggo BV
4.88%, 01/15/2030
(h)
26,155 24,161
$ 411,108
Metal Fabrication & Hardware - 0.22%
Park-Ohio Industries Inc
8.50%, 08/01/2030
(h)
14,735 14,146
Mining - 2.03%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(h)
10,457 11

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(h)
$ 400 $ 424
11.50%, 10/01/2031
(h)
725 806
Century Aluminum Co
6.88%, 08/01/2032
(h)
7,990 8,073
First Quantum Minerals Ltd
6.88%, 10/15/2027
(h),(i)
6,345 6,356
8.00%, 03/01/2033
(h)
9,110 9,387
8.63%, 06/01/2031
(h)
17,095 17,800
Hudbay Minerals Inc
6.13%, 04/01/2029
(h)
8,405 8,452
IAMGOLD Corp
5.75%, 10/15/2028
(h)
19,263 19,051
New Gold Inc
6.88%, 04/01/2032
(h)
16,140 16,563
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(h)
15,820 —
Taseko Mines Ltd
8.25%, 05/01/2030
(h)
43,832 45,766
$ 132,689
Oil & Gas - 4.52%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(h)
28,032 29,370
APA Corp
5.25%, 02/01/2042
(h)
4,094 3,181
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(h)
34,165 34,753
6.63%, 07/15/2033
(h)
1,930 1,957
9.00%, 11/01/2027
(h)
9,300 11,293
Chord Energy Corp
6.75%, 03/15/2033
(h)
34,125 34,808
Crescent Energy Finance LLC
8.38%, 01/15/2034
(h)
21,410 21,191
EQT Corp
7.50%, 06/01/2027
(h)
160 163
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(h)
7,158 7,031
6.00%, 02/01/2031
(h)
4,645 4,474
6.25%, 04/15/2032
(h)
1,550 1,488
6.88%, 05/15/2034
(h)
13,400 12,903
7.25%, 02/15/2035
(h)
6,650 6,481
Matador Resources Co
6.25%, 04/15/2033
(h)
31,120 30,830
Permian Resources Operating LLC
6.25%, 02/01/2033
(h)
28,655 28,826
Puma International Financing SA
5.00%, 01/24/2026
(h)
95 94
Sunoco LP
6.25%, 07/01/2033
(h)
11,150 11,293
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 31,585 30,284
Transocean Inc
8.50%, 05/15/2031
(h)
27,260 25,046
$ 295,466
Oil & Gas Services - 1.15%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(h)
44,261 44,258
Enerflex Ltd
9.00%, 10/15/2027
(h)
29,926 30,817
$ 75,075
Packaging & Containers - 2.93%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(h)
9,640 9,547
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(h)
16,537 16,170
6.75%, 07/15/2030
(h)
16,000 15,963
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(h)
$ 2,205 $ 2,231
6.75%, 04/15/2032
(h)
13,515 13,844
6.88%, 01/15/2030
(h)
14,990 15,329
8.75%, 04/15/2030
(h)
20,469 20,890
Crown Americas LLC
5.88%, 06/01/2033
(h)
9,135 9,152
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 14,495 14,952
LABL Inc
5.88%, 11/01/2028
(h)
10,046 8,912
8.63%, 10/01/2031
(h)
23,035 19,133
9.50%, 11/01/2028
(h)
8,927 8,330
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(h)
12,255 12,362
9.25%, 04/15/2027
(h)
24,885 24,630
$ 191,445
Pharmaceuticals - 3.15%
1261229 BC Ltd
10.00%, 04/15/2032
(h)
21,845 22,240
180 Medical Inc
3.88%, 10/15/2029
(h)
26,920 25,487
AdaptHealth LLC
5.13%, 03/01/2030
(h)
31,501 29,611
BellRing Brands Inc
7.00%, 03/15/2030
(h)
28,390 29,452
Endo Finance Holdings Inc
8.50%, 04/15/2031
(h),(i)
34,096 36,272
Jazz Securities DAC
4.38%, 01/15/2029
(h)
47,640 46,086
Owens & Minor Inc
4.50%, 03/31/2029
(h),(i)
19,277 16,671
$ 205,819
Pipelines - 3.41%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(h)
17,110 16,966
5.75%, 03/01/2027
(h)
13,570 13,576
6.63%, 02/01/2032
(h)
92 95
DT Midstream Inc
4.13%, 06/15/2029
(h)
16,060 15,467
Harvest Midstream I LP
7.50%, 05/15/2032
(h)
28,683 29,814
Hess Midstream Operations LP
4.25%, 02/15/2030
(h)
46,590 45,080
Venture Global LNG Inc
7.00%, 01/15/2030
(h)
1,450 1,470
8.38%, 06/01/2031
(h)
26,805 27,726
9.00%, 09/30/2029
(h),(l),(m)
16,460 16,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(h)
29,790 32,488
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036
(h)
22,830 23,485
$ 222,631
REITs - 4.16%
Arbor Realty SR Inc
7.88%, 07/15/2030
(h)
17,790 18,167
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(h)
5,685 6,010
Iron Mountain Inc
4.50%, 02/15/2031
(h)
32,606 30,836
4.88%, 09/15/2027
(h)
160 159
4.88%, 09/15/2029
(h)
230 225
5.00%, 07/15/2028
(h)
100 99
5.25%, 03/15/2028
(h)
190 189
5.25%, 07/15/2030
(h)
6,345 6,235
5.63%, 07/15/2032
(h)
144 142

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc (continued)
6.25%, 01/15/2033
(h)
$ 6,781 $ 6,897
7.00%, 02/15/2029
(h)
200 205
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(h)
150 143
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(h)
39,082 37,941
7.00%, 07/15/2031
(h)
18,850 19,742
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 22,150 15,072
8.50%, 02/15/2032
(h)
6,340 6,590
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(h)
17,003 16,356
5.88%, 10/01/2028
(h)
60 60
7.00%, 02/01/2030
(h),(i)
14,275 14,619
RHP Hotel Properties LP / RHP Finance Corp
6.50%, 06/15/2033
(h)
12,665 12,970
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(h)
36,090 34,152
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(h)
12,475 12,653
XHR LP
4.88%, 06/01/2029
(h),(i)
30,553 29,489
6.63%, 05/15/2030
(h)
2,634 2,677
$ 271,628
Retail - 4.91%
Academy Ltd
6.00%, 11/15/2027
(h)
12,535 12,509
Bath & Body Works Inc
6.63%, 10/01/2030
(h)
17,275 17,683
6.75%, 07/01/2036 11,370 11,507
6.88%, 11/01/2035 120 124
6.95%, 03/01/2033 2,750 2,827
Carvana Co
0.00%, PIK 14.00%; 06/01/2031
(h),(j),(k)
385 458
9.00%, PIK 12.00%; 12/01/2028
(h),(j),(k)
86 88
11.00%, PIK 13.00%; 06/01/2030
(h),(j),(k)
29,415 30,767
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(h)
CAD 6,370 4,586
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(h)
$ 45,420 43,181
6.75%, 01/15/2030
(h)
7,248 6,819
Gap Inc/The
3.63%, 10/01/2029
(h)
24,530 22,636
3.88%, 10/01/2031
(h)
11,476 10,198
Macy's Retail Holdings LLC
4.50%, 12/15/2034 6,445 5,217
5.88%, 03/15/2030
(h)
4,863 4,801
6.13%, 03/15/2032
(h)
21,953 21,019
6.38%, 03/15/2037 30 25
6.70%, 07/15/2034
(h)
130 112
7.38%, 08/01/2033
(h)
9,160 9,195
Park River Holdings Inc
5.63%, 02/01/2029
(h)
18,563 16,018
6.75%, 08/01/2029
(h)
1,831 1,598
Patrick Industries Inc
4.75%, 05/01/2029
(h)
10,718 10,378
6.38%, 11/01/2032
(h)
12,870 12,879
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(h)
13,490 13,238
7.75%, 02/15/2029
(h)
2,980 2,916
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(h)
$ 15,622 $ 15,309
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(h),(i)
42,900 44,961
$ 321,049
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0.95%
ams-OSRAM AG
12.25%, 03/30/2029
(h)
31,639 33,980
Kioxia Holdings Corp
6.25%, 07/24/2030
(h)
6,800 6,775
6.63%, 07/24/2033
(h)
21,445 21,220
$ 61,975
Software - 1.24%
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(h)
1,000 822
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(h)
1,050 891
Cloud Software Group Inc
6.50%, 03/31/2029
(h)
440 444
9.00%, 09/30/2029
(h)
32,680 33,819
Open Text Corp
3.88%, 02/15/2028
(h)
156 150
3.88%, 12/01/2029
(h)
33,465 31,325
Open Text Holdings Inc
4.13%, 02/15/2030
(h)
150 141
4.13%, 12/01/2031
(h)
14,960 13,614
$ 81,206
Telecommunications - 3.82%
Altice Financing SA
5.00%, 01/15/2028
(h)
24,088 19,306
Altice France SA
8.13%, 02/01/2027
(h)
28,862 26,747
CommScope LLC
9.50%, 12/15/2031
(h)
3,910 4,118
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(h)
22,820 23,044
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(h),(o)
24,910 25,161
EchoStar Corp
10.75%, 11/30/2029 29,850 31,454
Frontier Communications Holdings LLC
5.88%, 11/01/2029 10,710 10,799
Level 3 Financing Inc
4.00%, 04/15/2031
(h)
3,000 2,580
10.00%, 10/15/2032
(h)
15,830 15,901
10.75%, 12/15/2030
(h)
14,645 16,494
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(h)
25,285 25,129
Viasat Inc
7.50%, 05/30/2031
(h)
10,785 9,391
Viavi Solutions Inc
3.75%, 10/01/2029
(h)
27,375 25,316
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031
(h)
625 578
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(h)
6,950 7,276
Zayo Group Holdings Inc
4.00%, 03/01/2027
(h)
6,530 6,203
$ 249,497

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Textiles - 0.22%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, PIK 7.50%; 12/30/2025
(h),(j),(k)
$ 7,781 $ 5,836
Linx Capital Ltd
15.20%, PIK 15.20%; 12/30/2025
(h),(j),(k)
EUR 8,337 8,801
$ 14,637
Transportation - 1.68%
Brightline East LLC
11.00%, 01/31/2030
(h),(i)
$ 19,771 12,851
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 95
Navios South American Logistics Inc
8.88%, 07/14/2030
(h)
15,000 15,407
SFL Corp Ltd
7.25%, 05/12/2026
(h)
8,200 8,197
7.75%, 01/29/2030
(h)
23,600 23,569
8.25%, 04/19/2028 10,200 10,457
8.88%, 02/01/2027 8,700 8,827
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(h)
29,290 30,387
$ 109,790
TOTAL BONDS $ 5,862,289
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 4.94%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.02%
TransDigm Inc Term Loan J
6.80%, 02/28/2031
(p)
$ 1,201 $ 1,204
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.49%
AAdvantage Loyalty IP Ltd Term Loan B
6.58%, 04/20/2028
(p)
12,470 12,408
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
7.58%, 05/07/2032
(p)
4,988 5,019
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
SkyMiles IP Ltd Term Loan B
8.08%, 09/16/2027
(p)
1,125 1,129
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.35%, 02/22/2031
(p)
3,011 3,018
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.55%, 02/14/2031
(p)
10,835 10,829
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 32,403
Automobile Parts & Equipment - 0.03%
Tenneco Inc Term Loan B
9.42%, 11/17/2028
(p)
1,800 1,776
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.12%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.51%, 03/28/2031
(p)
$ 2,401 $ 2,402
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc Term Loan B3
6.61%, 01/31/2032
(p)
5,809 5,802
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 8,204
Chemicals - 0.46%
Advancion Holdings LLC Term Loan
12.21%, 11/24/2028
(p)
25,457 23,777
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA Term Loan B
8.83%, 11/15/2030
(p)
6,467 6,103
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 29,880
Commercial Services - 0.30%
Aggreko Holdings Inc Term Loan B
7.28%, 05/21/2031
(p)
5,124 5,142
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Garda World Security Corp Term Loan B
7.34%, 02/01/2029
(p)
1,995 1,992
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Shift4 Payments LLC Term Loan B
7.05%, 05/07/2032
(p)
2,000 2,013
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Veritiv Operating Co Term Loan B
8.30%, 11/30/2030
(p)
10,541 10,574
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 19,721
Consumer Products - 0.05%
Kronos Acquisition Holdings Inc Term Loan B
8.30%, 06/27/2031
(p)
3,915 3,328
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0.09%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
9.31%, PIK 1.50%, 05/30/2027
(k),(p)
5,911 5,700
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Food - 0.18%
Fiesta Purchaser Inc Term Loan B
7.20%, 02/12/2031
(p)
11,642 11,656
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Forest Products & Paper - 0.04%
Spectrum Group Buyer Inc Term Loan B
10.81%, PIK 0.00%, 05/19/2028
(k),(p)
3,095 2,623
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0.24%
LifePoint Health Inc Term Loan B
8.07%, 05/16/2031
(p)
15,552 15,512
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.04%
Asurion LLC Term Loan B4
9.72%, 01/20/2029
(p)
$ 2,500 $ 2,345
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Investment Companies - 0.10%
Teide Ltd PIK Term Loan
0.00%, PIK 10.00%, 08/01/2026
(k),(p)
EUR 15,123 6,831
Iron & Steel - 0.15%
TMS International Corp/DE Term Loan B7
7.83%, 03/02/2030
(p)
$ 9,871 9,864
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Lodging - 0.06%
Fertitta Entertainment LLC/NV
7.60%, 01/27/2029
(p)
4,179 4,179
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0.17%
TK Elevator US Newco Inc Term Loan B
3.60%, 04/30/2030
(p)
10,813 10,867
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0.40%
Directv Financing LLC Term Loan B
9.81%, 02/15/2031
(p)
9,892 9,525
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Gray Media Inc Term Loan F
9.58%, 05/23/2029
(p)
123 123
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan
10.65%, 05/01/2029
(p)
16,262 13,408
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
SportsNet New York
10.25%, PIK 7.50%, 04/10/2026
(e),(k),(p)
4,408 2,899
$ 25,955
Mining - 0.38%
Arctic Canadian Diamond Co Ltd
10.00%, 06/30/2026
(e),(g),(p)
3,592 2,532
Arsenal AIC Parent LLC Term Loan B
7.11%, 08/18/2030
(p)
22,602 22,630
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 25,162
Packaging & Containers - 0.15%
Clydesdale Acquisition Holdings Inc Term Loan B
7.61%, 03/26/2032
(p)
6,609 6,603
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Clydesdale Acquisition Holdings Inc Delayed Draw
Term Loan B-DD
7.61%, 04/01/2032
(p)
3 3
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.76%, 04/15/2027
(p)
3,299 3,298
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 9,904
Pharmaceuticals - 0.45%
1261229 BC Ltd Term Loan B
10.61%, 09/25/2030
(p)
23,775 23,263
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Endo Finance Holdings Inc Term Loan B
8.36%, 04/23/2031
(p)
$ 6,023 $ 6,033
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 29,296
Retail - 0.28%
IRB Holding Corp Term Loan B
6.86%, 12/15/2027
(p)
15,711 15,703
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC Term Loan B
8.55%, 03/31/2029
(p)
2,438 2,441
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
$ 18,144
Software - 0.14%
Central Parent LLC Term Loan B
7.55%, 07/06/2029
(p)
11,666 9,479
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Telecommunications - 0.60%
Altice France SA Term Loan B11
9.25%, 08/29/2025
(p)
7,959 7,162
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
CommScope LLC Term Loan
0.00%, 12/17/2029
(p),(q)
14,690 14,920
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Zayo Group Holdings Inc Term Loan B
7.47%, 03/09/2027
(p)
17,495 16,863
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 38,945
TOTAL SENIOR FLOATING RATE INTERESTS $ 322,978
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.45%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.45%
3.88%, 04/30/2030 $ 160,635 $ 160,146
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 160,146
Total Investments $ 6,598,854
Other Assets and Liabilities -  (0.97)% (63,402)
TOTAL NET ASSETS - 100.00% $ 6,535,452
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $88,778 or
1.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $2,667. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.

Schedule of Investments
High Yield Fund
July 31, 2025 (unaudited)

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,111,020 or 78.20% of net assets.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $84,442 or 1.29% of net assets.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $111,265 or 1.70% of net assets.
(o) Security purchased on a when-issued basis.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after July 31, 2025, at which time the interest rate will be determined.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 329,982 $ 2,731,524 $ 2,878,402 $ 183,104
$ 329,982 $ 2,731,524 $ 2,878,402 $ 183,104
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 6,937 $ — $ — $ —
$ 6,937 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 03/03/2025 $ — $ 394 0.01%
High Ridge Brands - Escrow   0.00%, 03/15/2025 03/03/2025 4,576 — 0.00%
Specialty Steel   14.25%, 11/15/2026 03/03/2025 8,096 7,073 0.11%
Total $ 7,467 0.12%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 08/13/2025 AUD 63 $ 42 $ — $ —
JPMorgan Chase 08/13/2025 $ 56 GBP 41 1 —
JPMorgan Chase 08/13/2025 $ 17,042 EUR 14,588 384 —
JPMorgan Chase 08/13/2025 $ 4,607 CAD 6,307 52 —
JPMorgan Chase 08/13/2025 $ 183 AUD 280 3 —
Total $ 440 $ —
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .32 % Shares Held Value (000's)
Money Market Funds - 1 .32%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
576,333 $ 576
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(c)
29,788,862 29,789
$ 30,365
TOTAL INVESTMENT COMPANIES $ 30,365
BONDS - 7 .39%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .03%
Embraer Netherlands Finance BV
5.98%, 02/11/2035 $ 737 $ 756
Chemicals - 0 .04%
Orbia Advance Corp SAB de CV
6.80%, 05/13/2030
(d)
821 837
Commercial Mortgage Backed Securities - 1 .35%
ARES Commercial Mortgage Trust 2024-IND
6.03%, 07/15/2041
(d)
2,145 2,152
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BAHA Trust 2024-MAR
5.97%, 12/10/2041
(d),(e)
2,130 2,187
BAMLL Trust 2024-BHP
6.69%, 08/15/2039
(d)
1,310 1,313
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.23%, 07/15/2041
(d)
570 573
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BFLD Trust 2025-EWEST
5.89%, 06/15/2042
(d)
1,900 1,901
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BHMS 2018-ATLS
5.89%, 07/15/2035
(d)
900 900
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2024-AIRC
6.03%, 08/15/2039
(d)
702 705
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.63%, 12/15/2039
(d)
619 621
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Commercial Mortgage Trust 2024-KING
5.88%, 05/15/2034
(d)
1,895 1,896
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
5.98%, 05/15/2041
(d)
1,201 1,204
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.48%, 02/15/2039
(d)
691 694
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
5.83%, 07/15/2029
(d)
1,702 1,703
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
COMM 2024-WCL1 MORTGAGE TRUST
6.18%, 06/15/2041
(d)
840 837
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
5.98%, 08/15/2041
(d)
320 320
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DBGS 2024-SBL
6.22%, 08/15/2034
(d)
$ 1,545 $ 1,546
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.88%
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037
(d),(e)
330 334
ELM Trust 2024-ELM
5.80%, 06/10/2039
(d),(e)
680 685
5.80%, 06/10/2039
(d),(e)
680 685
Ginnie Mae
1.60%, 03/16/2047
(e),(f)
64 —
GS Mortgage Securities Corp Trust 2021-DM
5.34%, 11/15/2036
(d)
1,250 1,241
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
GWT 2024-WLF2
6.03%, 05/15/2041
(d)
1,480 1,487
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HIH Trust 2024-61P
6.18%, 10/15/2041
(d)
2,439 2,440
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
HILT COMMERCIAL MORTGAGE TRUST
2024-ORL
5.88%, 05/15/2037
(d)
745 746
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
HONO 2021-LULU Mortgage Trust
5.61%, 10/15/2036
(d)
220 219
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
5.93%, 06/15/2039
(d)
1,270 1,271
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
NCMF Trust 2025-MFS
4.88%, 06/10/2033
(d),(e)
1,948 1,935
PENN Commercial Mortgage Trust 2025-P11
5.52%, 08/10/2042
(d),(e)
1,350 1,354
$ 30,949
Commercial Services - 0 .07%
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 750 832
Kaspi.KZ JSC
6.25%, 03/26/2030 828 844
$ 1,676
Diversified Financial Services - 0 .04%
SURA Asset Management SA
6.35%, 05/13/2032
(d)
395 415
6.35%, 05/13/2032 479 503
$ 918
Electric - 0 .10%
AES Andes SA
6.30%, 03/15/2029 600 620
Minejesa Capital BV
5.63%, 08/10/2037 869 850
MVM Energetika Zrt
6.50%, 03/13/2031 805 833
$ 2,303
Forest Products & Paper - 0 .04%
Suzano Austria GmbH
3.13%, 01/15/2032 960 844
Home Equity Asset Backed Securities - 0 .00%
Argent Securities Trust 2006-W3
4.71%, 04/25/2036 23 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%

Schedule of Investments
Inflation Protection Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
Countrywide Asset-Backed Certificates
5.59%, 12/25/2032 $ 4 $ 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
5.26%, 06/25/2034 10 10
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Option One Mortgage Loan Trust 2005-1
5.97%, 02/25/2035 23 16
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
$ 37
Internet - 0 .04%
Prosus NV
4.19%, 01/19/2032 891 839
Iron & Steel - 0 .04%
Vale Overseas Ltd
6.40%, 06/28/2054 844 829
Mining - 0 .04%
Corp Nacional del Cobre de Chile
6.44%, 01/26/2036 789 827
Mortgage Backed Securities - 2 .37%
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069
(d)
1,964 1,966
ACRA Trust 2024-NQM1
5.61%, 10/25/2064
(d),(e)
970 968
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070
(d),(e)
2,195 2,193
Barclays Mortgage Loan Trust 2025-NQM3
5.64%, 05/25/2065
(d),(e)
2,717 2,720
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(d),(e)
1,426 1,406
Chase Mortgage Finance Trust Series 2007-A2
6.91%, 06/25/2035
(e)
3 3
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069
(d),(e)
1,330 1,329
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069
(d),(e)
1,813 1,813
Cross 2025-H1 Mortgage Trust
5.74%, 02/25/2070
(d),(e)
2,473 2,479
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(d),(e)
1,137 1,135
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(d),(e)
2,143 2,132
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069
(d),(e)
1,011 1,014
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(d),(e)
1,749 1,444
Fannie Mae REMIC Trust 2004-W5
4.91%, 02/25/2047 8 8
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Freddie Mac REMICS
5.80%, 12/25/2054 14,695 14,706
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
GCAT 2021-NQM4 Trust
1.09%, 08/25/2066
(d),(e)
2,139 1,767
HOMES 2025-AFC1 Trust
5.73%, 01/25/2060
(d),(e)
1,268 1,270
HOMES 2025-AFC2 Trust
5.47%, 06/25/2060
(d),(e)
2,717 2,712
Impac CMB Trust Series 2004-5
6.79%, 10/25/2034 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Impac CMB Trust Series 2004-6
5.45%, 10/25/2034 $ 1 $ 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
5.09%, 04/25/2035 18 17
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
Impac CMB Trust Series 2005-5
5.23%, 08/25/2035 4 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
JP Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(d),(e)
780 753
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
4.89%, 04/25/2037 1,214 422
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM1
5.74%, 11/25/2069
(d),(e)
1,278 1,281
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069
(d),(e)
2,135 2,128
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(d),(e)
389 387
PRPM 2025-NQM1 Trust
5.80%, 11/25/2069
(d),(e)
2,064 2,068
PRPM 2025-NQM3 Trust
5.61%, 05/25/2070
(d),(e)
2,110 2,111
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(d),(e)
2,142 1,760
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(d),(e)
551 549
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(d),(e)
1,498 1,493
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(d),(e)
505 504
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
5.21%, 01/25/2045 8 8
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 54,552
Oil & Gas - 0 .11%
KazMunayGas National Co JSC
6.38%, 10/24/2048 954 894
ORLEN SA
6.00%, 01/30/2035 809 831
Raizen Fuels Finance SA
6.25%, 07/08/2032
(d)
558 549
6.45%, 03/05/2034
(g)
284 282
$ 2,556
Other Asset Backed Securities - 0 .51%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(d)
2,091 2,015
AMSR 2023-SFR2 Trust
3.95%, 06/17/2040
(d)
750 712
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(d)
2,035 1,960
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(d)
1,990 2,007
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(d)
3,320 3,291
Tricon Residential 2024-SFR2 Trust
6.00%, 06/17/2040
(d)
1,805 1,806
$ 11,791

Schedule of Investments
Inflation Protection Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0 .04%
Greensaif Pipelines Bidco Sarl
5.85%, 02/23/2036 $ 819 $ 838
Retail - 0 .02%
Arcos Dorados BV
6.38%, 01/29/2032
(g)
572 589
Sovereign - 2 .55%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 8,500 1,380
9.76%, 01/01/2035 66,832 9,576
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 EUR 3,392 3,396
Colombia Government International Bond
8.00%, 11/14/2035 $ 1,245 1,276
European Union
2.50%, 10/04/2052 EUR 1,175 1,041
3.00%, 03/04/2053 12,744 12,481
Israel Government International Bond
5.75%, 03/12/2054 $ 393 366
Italy Buoni Poliennali Del Tesoro
3.60%, 10/01/2035 EUR 2,012 2,317
Japan Government Thirty Year Bond
2.30%, 12/20/2054 JPY 673,750 3,825
2.40%, 03/20/2055 479,000 2,781
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(d)
EUR 3,432 3,433
Mexico Government International Bond
3.50%, 02/12/2034 $ 1,527 1,279
4.88%, 05/19/2033 400 375
6.35%, 02/09/2035 4,367 4,433
6.88%, 05/13/2037 2,582 2,665
United Kingdom Gilt
4.38%, 03/07/2030 GBP 4,190 5,619
4.38%, 07/31/2054 2,051 2,313
$ 58,556
TOTAL BONDS $ 169,697
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99 .42%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 8 .19%
5.00%, 08/01/2055
(h)
$ 12,703 $ 12,362
5.50%, 08/01/2055
(h)
105,778 105,218
6.00%, 08/01/2055
(h)
69,523 70,484
$ 188,064
U.S. Treasury Inflation-Indexed Obligations - 91 .23%
0.13%, 10/15/2026 68,638 67,888
0.13%, 04/15/2027 14,545 14,241
0.13%, 01/15/2030 60,018 56,708
0.13%, 07/15/2030 77,943 73,299
0.13%, 01/15/2031 72,952 67,641
0.13%, 07/15/2031 74,297 68,425
0.13%, 01/15/2032 83,514 75,694
0.13%, 02/15/2051 25,973 13,887
0.13%, 02/15/2052 31,635 16,525
0.25%, 07/15/2029 57,100 54,885
0.25%, 02/15/2050 27,414 15,629
0.38%, 01/15/2027 3,360 3,315
0.38%, 07/15/2027 45,739 45,129
0.50%, 01/15/2028 46,413 45,534
0.63%, 07/15/2032 83,882 78,177
0.63%, 02/15/2043 27,293 20,121
0.75%, 07/15/2028 54,720 54,067
0.75%, 02/15/2042 34,601 26,677
0.75%, 02/15/2045 51,232 37,037
0.88%, 01/15/2029 47,828 47,103
0.88%, 02/15/2047 25,489 18,248
1.00%, 02/15/2046 21,830 16,355
1.00%, 02/15/2048 19,619 14,245
1.00%, 02/15/2049 17,821 12,746
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.13%, 01/15/2033 $ 85,148 $ 81,235
1.25%, 04/15/2028 59,674 59,543
1.38%, 07/15/2033 81,841 79,290
1.38%, 02/15/2044 28,921 24,092
1.50%, 02/15/2053 30,026 23,346
1.63%, 10/15/2027 67,184 67,924
1.63%, 10/15/2029 76,705 77,686
1.63%, 04/15/2030 73,260 73,779
1.75%, 01/15/2028 27,766 28,076
1.75%, 01/15/2034 85,729 84,763
1.88%, 07/15/2034 88,510 88,375
1.88%, 07/15/2035 34,664 34,348
2.13%, 04/15/2029 75,167 77,163
2.13%, 01/15/2035
(i)
99,673 100,935
2.13%, 02/15/2040 14,711 14,452
2.13%, 02/15/2041 21,849 21,253
2.13%, 02/15/2054 28,637 25,701
2.38%, 10/15/2028 70,182 72,739
2.38%, 02/15/2055 15,872 15,054
2.50%, 01/15/2029 24,568 25,539
3.38%, 04/15/2032 12,307 13,665
3.63%, 04/15/2028 27,398 29,064
3.88%, 04/15/2029 31,557 34,394
$ 2,095,992
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,284,056
TOTAL PURCHASED OPTIONS - 0.02% $ 518
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.01% $ 193
Total Investments $ 2,484,829
Other Assets and Liabilities -  (8.16)% (187,384)
TOTAL NET ASSETS - 100.00% $ 2,297,445
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $576 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $87,356 or 3.80% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $555 or 0.02% of net assets.
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $70 or 0.00% of net assets.

Schedule of Investments
Inflation Protection Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 20,980 $ 443,853 $ 435,044 $ 29,789
$ 20,980 $ 443,853 $ 435,044 $ 29,789
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 197 $ — $ — $ —
$ 197 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - USD versus BRL Morgan Stanley & Co 1 $ 36,671 $ 5 .48 08/12/2025 $ 270 $ 46 $ (224)
Put - USD versus CNH Barclays Bank PLC 1 39,090 $ 7 .00 01/16/2026 268 178 (90)
Put - USD versus JPY Barclays Bank PLC 1 18,263 $ 150 .00 11/20/2025 41 80 39
Call - 3 Month Secured Overnight
Financing Rate Future; December 2025
N/A 1,627 4,068 $ 96 .19 10/10/2025 349 214 (135)
Total $ 928 $ 518 $ (410)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - USD versus BRL Morgan Stanley & Co 1 $ 36,671 $ 5 .35 08/12/2025 $ (87) $ (3) $ 84
Put - USD versus CNH Barclays Bank PLC 1 39,090 $ 6 .85 01/16/2026 (106) (67) 39
Call - 3 Month Secured Overnight
Financing Rate Future; December 2025
N/A 1,627 4,068 $ 96 .44 10/10/2025 (160) (92) 68
Total $ (353) $ (162) $ 191
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 30 Year Interest
Rate Swap
Citigroup Inc 4.33% Annual Secured
Overnight
Financing Rate
Annual $ 24,576 4.33% 10/14/2025 $ 348 $ 188 $ (160)
Put - 30 Year Interest
Rate Swap
Deutsche Bank
AG
4.35% Annual Secured
Overnight
Financing Rate
Annual 24,751 4.35% 08/13/2025 359 5 (354)
Total $ 707 $ 193 $ (514)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.81% Annual $ 95,098 3.81% 10/14/2025 $ (367) $ (258) $ 109
Put - 5 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 4.03% Annual 95,337 4.03% 08/13/2025 (411) — 411
Total $ (778) $ (258) $ 520
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; December 2025 Long 356 $ 85,413 $ (24)
3 Month Secured Overnight Financing Rate; June 2026 Long 152 36,643 (52)
30 Day Federal Funds; August 2025 Long 79 31,496 (16)
30 Day Federal Funds; July 2025 Long 59 23,521 (43)
Australia 10 Year Bond; September 2025 Long 41 2,998 (31)
Australia 3 Year Bond; September 2025 Short 119 8,207 5
Euro Buxl 30 Year Bond; September 2025 Short 40 5,358 138
Euro-Bobl 5 Year; September 2025 Long 136 18,201 (89)

Schedule of Investments
Inflation Protection Fund
July 31, 2025 (unaudited)

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-BTP; September 2025 Long 16 $ 2,205 $ —
US 10 Year Note; September 2025 Short 357 39,649 (3)
US 10 Year Ultra Note; September 2025 Short 1,711 193,477 (555)
US 2 Year Note; September 2025 Long 2,720 562,997 (1,100)
US 5 Year Note; September 2025 Short 443 47,920 231
US Long Bond; September 2025 Short 199 22,723 (348)
US Ultra Bond; September 2025 Short 21 2,464 (5)
Total $ (1,892)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/17/2025 MXN 32,720 $ 1,711 $ 15 $ —
Bank of New York Mellon 08/04/2025 EUR 6,959 $ 8,093 — (151)
Bank of New York Mellon 09/17/2025 $ 347 BRL 1,916 9 —
Barclays Bank PLC 08/04/2025 $ 5,687 JPY 819,821 251 —
Barclays Bank PLC 09/17/2025 BRL 6,739 $ 1,200 — (10)
Barclays Bank PLC 09/17/2025 CNH 60,532 $ 8,466 — (40)
BNP Paribas 08/04/2025 GBP 5,984 $ 7,996 — (94)
BNP Paribas 08/04/2025 EUR 21,526 $ 24,723 — (158)
BNP Paribas 08/04/2025 $ 1,225 JPY 180,164 30 —
BNP Paribas 09/02/2025 $ 7,999 GBP 5,984 95 —
BNP Paribas 09/02/2025 $ 24,771 EUR 21,526 159 —
CIBC World Markets Corp 08/04/2025 $ 9,818 GBP 7,151 374 —
Citigroup Inc 09/17/2025 BRL 10,472 $ 1,871 1 (22)
Citigroup Inc 09/17/2025 $ 3,322 BRL 18,831 — (3)
Deutsche Bank AG 08/04/2025 $ 17,681 EUR 15,027 532 —
Deutsche Bank AG 09/17/2025 $ 787 BRL 4,442 2 —
Goldman Sachs & Co 09/17/2025 MXN 32,202 $ 1,691 8 —
HSBC Securities Inc 08/04/2025 EUR 13,338 $ 15,616 — (395)
HSBC Securities Inc 08/04/2025 JPY 981,707 $ 6,608 — (97)
HSBC Securities Inc 08/04/2025 $ 364 EUR 309 11 —
HSBC Securities Inc 09/02/2025 $ 6,629 JPY 981,707 96 —
JPMorgan Chase 09/02/2025 $ 685 EUR 597 2 —
JPMorgan Chase 09/17/2025 $ 3,075 BRL 17,334 15 —
Morgan Stanley & Co 08/04/2025 GBP 4,273 $ 5,869 — (226)
Morgan Stanley & Co 08/04/2025 $ 859 EUR 732 24 —
Morgan Stanley & Co 08/04/2025 $ 92 GBP 68 3 —
Royal Bank of Scotland 08/04/2025 $ 35,233 EUR 29,971 1,030 —
Westpac Banking Corporation 08/04/2025 $ 4,234 GBP 3,119 115 —
Total $ 2,772 $ (1,196)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as
of July 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.44 N/A 5.00% Quarterly 06/20/2030 $ 33,432 $ 1,790 $ 629 $ 2,419
Total $ 1,790 $ 629 $ 2,419
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $33,432.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Inflation Protection Fund
July 31, 2025 (unaudited)

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
6 Month Euro Interbank Offered
Rate
Receive 2.14% Annual Semiannual N/A 01/06/2055 EUR 1,000 $ 156 $ 6 $ 162
6 Month Euro Interbank Offered
Rate
Pay 2.18% Semiannual Annual N/A 11/07/2054 277 (40) (2) (42)
6 Month Euro Interbank Offered
Rate
Receive 2.27% Annual Semiannual N/A 10/17/2054 1,800 228 9 237
6 Month Euro Interbank Offered
Rate
Receive 2.25% Annual Semiannual N/A 10/02/2054 3,100 406 16 422
6 Month Euro Interbank Offered
Rate
Receive 2.24% Annual Semiannual N/A 09/19/2054 1,550 208 8 216
6 Month Euro Interbank Offered
Rate
Receive 2.43% Annual Semiannual N/A 06/19/2054 414 38 1 39
6 Month Euro Interbank Offered
Rate
Receive 2.54% Annual Semiannual N/A 04/22/2054 1,325 91 — 91
6 Month Euro Interbank Offered
Rate
Receive 2.43% Annual Semiannual N/A 06/20/2054 401 36 2 38
6 Month Euro Interbank Offered
Rate
Receive 2.46% Annual Semiannual N/A 03/22/2054 342 29 1 30
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 03/01/2054 815 60 2 62
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 02/20/2054 3,392 246 11 257
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 02/20/2054 1,605 119 5 124
6 Month Euro Interbank Offered
Rate
Receive 2.49% Annual Semiannual N/A 02/19/2054 1,605 124 6 130
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.83% Maturity Maturity N/A 04/15/2028 $ 3,782 $ (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.84% Maturity Maturity N/A 04/15/2028 2,737 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 2,190 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.68% Maturity Maturity N/A 04/15/2029 2,190 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.72% Maturity Maturity N/A 04/15/2029 4,380 (8) — (8)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.87% Maturity Maturity N/A 04/15/2028 5,475 (13) — (13)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.67% Maturity Maturity N/A 04/15/2029 2,867 3 — 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.84% Maturity Maturity N/A 04/15/2028 2,737 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.65% Maturity Maturity N/A 04/15/2029 2,921 6 — 6
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Maturity Maturity N/A 12/12/2027 16,230 255 — 255
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.40% Maturity Maturity N/A 04/09/2029 6,620 60 (1) 59
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.39% Maturity Maturity N/A 04/15/2030 3,243 (27) (4) (31)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Maturity Maturity N/A 04/15/2030 3,795 29 — 29
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Maturity Maturity N/A 04/15/2030 1,870 14 — 14
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.92% Maturity Maturity N/A 05/12/2027 27,895 (44) — (44)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.83% Maturity Maturity N/A 04/15/2028 5,475 (3) — (3)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.79% Maturity Maturity N/A 04/15/2028 5,475 9 — 9
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.64% Maturity Maturity N/A 04/15/2029 4,380 10 — 10
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.73% Maturity Maturity N/A 04/15/2028 5,760 25 1 26
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.78% Maturity Maturity N/A 04/08/2027 9,500 4 — 4

Schedule of Investments
Inflation Protection Fund
July 31, 2025 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2029 4,380 $ — $ — $ —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.65% Maturity Maturity N/A 07/15/2027 18,670 58 — 58
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2028 2,735 18 — 18
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 13,840 280 — 280
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 07/17/2030 10,811 (18) — (18)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.70% Maturity Maturity N/A 07/22/2030 3,543 (8) — (8)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.51% Maturity Maturity N/A 03/25/2029 3,135 32 — 32
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.56% Maturity Maturity N/A 04/15/2029 4,450 27 — 27
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.69% Maturity Maturity N/A 04/15/2028 2,735 18 1 19
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.53% Maturity Maturity N/A 04/15/2029 2,188 17 — 17
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.18% Maturity Maturity N/A 08/07/2028 3,805 77 — 77
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.54% Maturity Maturity N/A 04/15/2029 2,188 16 — 16
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.72% Maturity Maturity N/A 03/07/2027 13,800 57 — 57
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.72% Maturity Maturity N/A 02/28/2027 17,830 85 — 85
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.76% Maturity Maturity N/A 02/26/2027 19,000 74 — 74
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.59% Maturity Maturity N/A 01/29/2027 46,595 367 — 367
EUR - France Consumer Price
Index Ex Tobacco
Pay 2.02% Maturity Maturity N/A 03/15/2035 EUR 2,750 $ 22 (11) 11
Eurostat Eurozone HICP ex
Tobacco
Receive 2.06% Maturity Maturity N/A 03/15/2035 2,750 (22) 8 (14)
Secured Overnight Financing
Rate
Receive 3.81% Annual Annual N/A 05/16/2026 $ 23,570 $ 84 12 96
Secured Overnight Financing
Rate
Pay 3.80% Annual Annual N/A 05/16/2026 30,713 (129) — (129)
Secured Overnight Financing
Rate
Pay 3.90% Annual Annual N/A 05/16/2026 23,570 (76) — (76)
Secured Overnight Financing
Rate
Receive 3.79% Annual Annual N/A 05/16/2026 30,713 131 — 131
Tokyo Overnight Average Rate Receive 0.85% Annual Annual N/A 07/07/2027 JPY 6,211,380 $ 32 (1) 31
Tokyo Overnight Average Rate Receive 0.68% Annual Annual N/A 04/21/2027 2,141,418 29 (1) 28
Tokyo Overnight Average Rate Receive 0.69% Annual Annual N/A 04/21/2027 2,166,453 29 (1) 28
Tokyo Overnight Average Rate Receive 1.02% Annual Annual N/A 03/12/2027 5,060,093 (54) 1 (53)
Tokyo Overnight Average Rate Receive 1.00% Annual Annual N/A 03/12/2027 2,231,967 (21) 1 (20)
Tokyo Overnight Average Rate Receive 0.70% Annual Annual N/A 05/11/2027 1,710,053 23 (1) 22
Tokyo Overnight Average Rate Receive 1.03% Annual Annual N/A 03/12/2027 5,462,039 (61) 1 (60)
United Kingdom Retail Prices
Index
Pay 3.28% Maturity Maturity N/A 07/15/2027 GBP 4,853 $ (23) — (23)
United Kingdom Retail Prices
Index
Receive 3.41% Maturity Maturity N/A 07/15/2029 4,853 22 — 22
United Kingdom Retail Prices
Index
Receive 3.39% Maturity Maturity N/A 07/15/2030 2,118 9 — 9
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 2,118 (7) — (7)
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 2,160 (8) — (8)
United Kingdom Retail Prices
Index
Receive 3.42% Maturity Maturity N/A 07/15/2029 4,950 19 — 19
United Kingdom Retail Prices
Index
Receive 3.40% Maturity Maturity N/A 07/15/2030 2,160 8 — 8

Schedule of Investments
Inflation Protection Fund
July 31, 2025 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
United Kingdom Retail Prices
Index
Pay 3.24% Maturity Maturity N/A 07/15/2035 4,231 $ (16) $ 1 $ (15)
United Kingdom Retail Prices
Index
Pay 3.32% Maturity Maturity N/A 07/15/2027 9,696 (39) 1 (38)
United Kingdom Retail Prices
Index
Receive 3.43% Maturity Maturity N/A 07/15/2029 9,696 35 — 35
United Kingdom Retail Prices
Index
Receive 3.41% Maturity Maturity N/A 07/15/2030 4,231 15 — 15
United Kingdom Retail Prices
Index
Pay 3.27% Maturity Maturity N/A 07/15/2035 2,075 (1) 1 —
United Kingdom Retail Prices
Index
Pay 3.43% Maturity Maturity N/A 07/15/2027 4,756 (5) — (5)
United Kingdom Retail Prices
Index
Pay 3.30% Maturity Maturity N/A 07/15/2027 4,950 (21) — (21)
United Kingdom Retail Prices
Index
Receive 3.37% Maturity Maturity N/A 07/15/2030 4,204 24 — 24
United Kingdom Retail Prices
Index
Receive 3.35% Maturity Maturity N/A 07/15/2030 5,080 37 (1) 36
United Kingdom Retail Prices
Index
Pay 3.21% Maturity Maturity N/A 07/15/2035 5,080 (35) (1) (36)
United Kingdom Retail Prices
Index
Receive 3.49% Maturity Maturity N/A 07/15/2029 4,756 3 (2) 1
United Kingdom Retail Prices
Index
Receive 3.35% Maturity Maturity N/A 07/15/2030 4,247 30 — 30
United Kingdom Retail Prices
Index
Pay 3.20% Maturity Maturity N/A 07/15/2027 11,070 (75) — (75)
United Kingdom Retail Prices
Index
Receive 3.34% Maturity Maturity N/A 07/15/2029 11,070 88 (1) 87
United Kingdom Retail Prices
Index
Receive 3.34% Maturity Maturity N/A 07/15/2030 3,345 26 (1) 25
United Kingdom Retail Prices
Index
Pay 3.20% Maturity Maturity N/A 07/15/2035 5,080 (43) — (43)
United Kingdom Retail Prices
Index
Pay 3.23% Maturity Maturity N/A 07/15/2027 11,075 (69) 1 (68)
United Kingdom Retail Prices
Index
Receive 3.36% Maturity Maturity N/A 07/15/2029 11,075 75 2 77
United Kingdom Retail Prices
Index
Receive 3.32% Maturity Maturity N/A 07/15/2030 5,080 44 1 45
United Kingdom Retail Prices
Index
Receive 3.46% Maturity Maturity N/A 07/15/2030 2,075 2 (1) 1
US Federal Funds Effective
Rate (continuous series)
Pay 4.32% Annual Annual N/A 09/17/2025 $ 324,455 $ (2) — (2)
US Federal Funds Effective
Rate (continuous series)
Pay 4.28% Annual Annual N/A 09/17/2025 394,646 (26) — (26)
US Federal Funds Effective
Rate (continuous series)
Pay 4.31% Annual Annual N/A 09/17/2025 650,179 (19) — (19)
US Federal Funds Effective
Rate (continuous series)
Pay 4.31% Annual Annual N/A 09/17/2025 647,247 (18) — (18)
US Federal Funds Effective
Rate (continuous series)
Pay 4.27% Annual Annual N/A 09/17/2025 1,321,599 (100) 1 (99)
US Federal Funds Effective
Rate (continuous series)
Pay 4.29% Annual Annual N/A 09/17/2025 660,701 (37) 1 (36)
Total $ 2,995 $ 72 $ 3,067
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Equity Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .22 % Shares Held Value (000's)
Money Market Funds - 0 .22%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
14,811,664 $ 14,812
TOTAL INVESTMENT COMPANIES $ 14,812
COMMON STOCKS - 99 .26 % Shares Held Value (000's)
Aerospace & Defense - 5 .96%
Airbus SE 1,022,871 $ 205,654
BAE Systems PLC 7,925,683 189,112
$ 394,766
Apparel - 1 .75%
PRADA SpA 13,212,100 71,912
Samsonite Group SA
(c)
21,715,800 44,294
$ 116,206
Automobile Manufacturers - 4 .28%
Daimler Truck Holding AG 3,432,986 166,999
Toyota Motor Corp 6,551,100 116,528
$ 283,527
Banks - 13 .11%
AIB Group PLC 28,816,353 227,322
Erste Group Bank AG 2,716,080 248,369
National Bank of Greece SA 9,954,897 138,857
NatWest Group PLC 16,916,292 117,426
Sberbank of Russia PJSC ADR
(d)
194,243 —
UniCredit SpA 1,849,740 136,093
$ 868,067
Biotechnology - 1 .09%
Argenx SE
(d)
107,660 72,308
Building Materials - 2 .63%
CRH PLC 1,296,719 122,892
CRH PLC 534,776 51,045
$ 173,937
Computers - 2 .09%
Fujitsu Ltd 6,341,500 138,143
Cosmetics & Personal Care - 5 .31%
Haleon PLC 27,394,059 128,497
Unilever PLC 3,842,155 222,924
$ 351,421
Engineering & Construction - 1 .26%
Technip Energies NV 1,927,448 83,230
Entertainment - 1 .91%
Entain PLC 9,408,002 126,338
Food - 0 .00%
Magnit PJSC
(d)
24,200 —
Healthcare - Products - 2 .37%
Smith & Nephew PLC 10,270,750 156,968
Healthcare - Services - 1 .10%
ICON PLC
(d)
430,809 72,889
Insurance - 10 .19%
AIA Group Ltd 27,277,600 254,341
AXA SA 1,419,091 68,924
Hannover Rueck SE 599,937 181,987
Sompo Holdings Inc 5,747,300 169,471
$ 674,723
Internet - 6 .37%
JD.com Inc 10,598,100 167,047
Spotify Technology SA
(d)
97,235 60,921
Tencent Holdings Ltd 2,671,300 187,024
Trip.com Group Ltd 114,300 7,096
$ 422,088
Iron & Steel - 0 .00%
Evraz PLC
(d)
204,000 —
Machinery - Construction & Mining - 1 .72%
Weir Group PLC/The 3,240,137 113,829
Media - 2 .54%
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,674,346 168,021
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 2 .18%
Sandfire Resources Ltd
(d)
941,430 $ 6,333
Teck Resources Ltd 4,268,006 138,396
$ 144,729
Oil & Gas - 2 .82%
Gazprom PJSC
(d)
288,000 —
LUKOIL PJSC
(d)
20,000 —
Novatek PJSC 67,000 —
Suncor Energy Inc 4,736,716 186,823
$ 186,823
Pharmaceuticals - 6 .04%
AstraZeneca PLC 1,331,294 194,225
Novo Nordisk A/S 713,357 33,177
Sanofi SA 1,924,329 172,749
$ 400,151
Retail - 6 .01%
Dollarama Inc 1,325,222 181,128
Yum China Holdings Inc 2,512,507 117,284
Yum China Holdings Inc 2,151,573 99,897
$ 398,309
Semiconductors - 10 .13%
ASML Holding NV 287,363 199,164
Samsung Electronics Co Ltd 4,539,980 231,375
Taiwan Semiconductor Manufacturing Co Ltd 744,000 28,644
Taiwan Semiconductor Manufacturing Co Ltd ADR 875,275 211,484
$ 670,667
Software - 0 .94%
Constellation Software Inc/Canada - Warrants
(d),(e)
500 —
Nemetschek SE 418,575 62,365
$ 62,365
Telecommunications - 4 .72%
Deutsche Telekom AG 8,713,450 312,516
Toys, Games & Hobbies - 2 .74%
Nintendo Co Ltd 2,167,500 181,157
TOTAL COMMON STOCKS $ 6,573,178
Total Investments $ 6,587,990
Other Assets and Liabilities -  0.52% 34,187
TOTAL NET ASSETS - 100.00% $ 6,622,177
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,294 or 0.67% of net assets.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 907 $ 1,638,091 $ 1,624,186 $ 14,812
$ 907 $ 1,638,091 $ 1,624,186 $ 14,812
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 2,872 $ — $ — $ —
$ 2,872 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Russell 1000 Growth ETF 56,400 $ 24,839
Money Market Funds - 1 .74%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
409,322 410
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(c)
160,264,092 160,264
$ 160,674
TOTAL INVESTMENT COMPANIES $ 185,513
CONVERTIBLE PREFERRED STOCKS
- 0 .14 % Shares Held Value (000's)
Automobile Manufacturers - 0 .06%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 5,167
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 1,888
Software - 0 .06%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 4,522
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 1,507
$ 6,029
TOTAL CONVERTIBLE PREFERRED STOCKS $ 13,084
COMMON STOCKS - 97 .85 % Shares Held Value (000's)
Advertising - 1 .09%
Trade Desk Inc/The
(d)
1,156,480 $ 100,567
Aerospace & Defense - 2 .58%
Boeing Co/The
(d)
185,051 41,052
FTAI Aviation Ltd 3,593 494
General Electric Co 37,298 10,111
HEICO Corp 1,494 488
HEICO Corp - Class A 2,643 682
Howmet Aerospace Inc 327,973 58,959
Karman Holdings Inc
(d)
1,057 55
Leonardo DRS Inc 1,186 49
Loar Holdings Inc
(d)
1,430 106
Lockheed Martin Corp 2,043 860
Rocket Lab Corp
(d)
13,865 637
Spirit AeroSystems Holdings Inc
(d)
570 23
StandardAero Inc
(d)
500 14
TransDigm Group Inc 77,208 124,186
$ 237,716
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
698 23
Airlines - 0 .00%
Alaska Air Group Inc
(d)
844 45
American Airlines Group Inc
(d)
1,852 21
Southwest Airlines Co 2,146 66
$ 132
Apparel - 0 .02%
Birkenstock Holding Plc
(d)
635 32
Deckers Outdoor Corp
(d)
5,342 567
On Holding AG
(d)
7,798 379
Ralph Lauren Corp 114 34
Tapestry Inc 6,710 725
$ 1,737
Automobile Manufacturers - 0 .33%
Tesla Inc
(d)
99,850 30,781
Automobile Parts & Equipment - 0 .00%
Allison Transmission Holdings Inc 569 51
Banks - 0 .04%
Bank of America Corp 19,319 913
Bank of New York Mellon Corp/The 1,948 198
Citigroup Inc 11,716 1,098
Goldman Sachs Group Inc/The 581 420
NU Holdings Ltd/Cayman Islands
(d)
113,223 1,384
Pinnacle Financial Partners Inc 210 18
Popular Inc 280 32
Western Alliance Bancorp 900 70
$ 4,133
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .08%
Celsius Holdings Inc
(d)
5,810 $ 263
Coca-Cola Co/The 67,414 4,577
Coca-Cola Consolidated Inc 282 32
Monster Beverage Corp
(d)
24,734 1,453
PepsiCo Inc 6,642 916
$ 7,241
Biotechnology - 0 .48%
Alnylam Pharmaceuticals Inc
(d)
4,409 1,729
Amgen Inc 14,061 4,149
Apellis Pharmaceuticals Inc
(d)
4,206 94
Argenx SE ADR
(d)
45,559 30,540
Exelixis Inc
(d)
7,948 288
Gilead Sciences Inc 11,879 1,334
Halozyme Therapeutics Inc
(d)
4,352 261
Incyte Corp
(d)
1,454 109
Insmed Inc
(d)
5,917 635
Ionis Pharmaceuticals Inc
(d)
5,128 220
Sarepta Therapeutics Inc
(d)
2,740 45
Summit Therapeutics Inc
(d),(g)
4,149 110
Ultragenyx Pharmaceutical Inc
(d)
3,489 95
Vertex Pharmaceuticals Inc
(d)
9,130 4,171
Viking Therapeutics Inc
(d),(g)
344 11
$ 43,791
Building Materials - 1 .03%
AAON Inc 2,441 204
Armstrong World Industries Inc 475 89
Eagle Materials Inc 81 18
James Hardie Industries PLC
(d)
3,310 86
Lennox International Inc 1,138 693
Simpson Manufacturing Co Inc 157 28
Trane Technologies PLC 213,281 93,434
$ 94,552
Chemicals - 0 .03%
Ecolab Inc 2,150 563
Sherwin-Williams Co/The 7,483 2,476
$ 3,039
Commercial Services - 3 .79%
Affirm Holdings Inc
(d)
79,848 5,475
Automatic Data Processing Inc 13,386 4,143
Avis Budget Group Inc
(d),(g)
206 35
Block Inc
(d)
1,696,232 131,051
Booz Allen Hamilton Holding Corp 4,381 470
Bright Horizons Family Solutions Inc
(d)
294 33
Cintas Corp 518,848 115,470
Corpay Inc
(d)
2,390 772
Equifax Inc 137,515 33,035
Grand Canyon Education Inc
(d)
278 47
H&R Block Inc 796 43
Moody's Corp 5,518 2,846
Morningstar Inc 567 157
Paylocity Holding Corp
(d)
1,446 267
Quanta Services Inc 4,028 1,636
RB Global Inc 450 49
Rollins Inc 9,939 569
S&P Global Inc 92,708 51,091
Shift4 Payments Inc
(d)
2,357 243
Toast Inc
(d)
16,038 783
U-Haul Holding Co
(d),(g)
129 8
U-Haul Holding Co 1,369 71
Valvoline Inc
(d)
3,998 141
Verisk Analytics Inc 2,961 825
WEX Inc
(d)
145 25
WillScot Holdings Corp 1,609 47
$ 349,332
Computers - 5 .11%
Apple Inc 2,220,134 460,833
Crowdstrike Holdings Inc
(d)
8,671 3,942
Dell Technologies Inc 1,604 213
ExlService Holdings Inc
(d)
5,619 244

Schedule of Investments
LargeCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Fortinet Inc
(d)
22,559 $ 2,254
Gartner Inc
(d)
2,638 893
Globant SA
(d)
168 14
KBR Inc 450 21
Kyndryl Holdings Inc
(d)
597 23
Lumentum Holdings Inc
(d)
206 23
NetApp Inc 2,826 294
Okta Inc
(d)
2,389 234
Pure Storage Inc
(d)
9,295 553
Rubrik Inc
(d)
2,173 206
Super Micro Computer Inc
(d)
8,333 491
Zscaler Inc
(d)
3,444 983
$ 471,221
Consumer Products - 0 .01%
Kimberly-Clark Corp 4,229 527
Cosmetics & Personal Care - 0 .01%
Colgate-Palmolive Co 13,503 1,132
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
29,207 1,324
Core & Main Inc
(d)
3,913 249
Fastenal Co 33,473 1,544
Pool Corp 268 82
SiteOne Landscape Supply Inc
(d)
505 70
WW Grainger Inc 1,342 1,395
$ 4,664
Diversified Financial Services - 5 .32%
Ally Financial Inc 1,155 44
American Express Co 6,372 1,907
Ameriprise Financial Inc 3,078 1,595
Apollo Global Management Inc 10,170 1,478
Ares Management Corp 127,681 23,689
Blue Owl Capital Inc 21,593 418
Brookfield Asset Management Ltd 4,661 287
Charles Schwab Corp/The 5,274 515
Coinbase Global Inc
(d)
708 268
Credit Acceptance Corp
(d)
29 14
Freedom Holding Corp/NV
(d)
533 99
Hamilton Lane Inc 926 141
Houlihan Lokey Inc 732 140
Interactive Brokers Group Inc - A Shares 902 59
Jefferies Financial Group Inc 1,494 86
Lazard Inc 851 44
LPL Financial Holdings Inc 2,806 1,110
Mastercard Inc 533,479 302,200
SLM Corp 1,150 37
SoFi Technologies Inc
(d)
5,176 117
TPG Inc 4,316 246
Tradeweb Markets Inc 172,985 23,967
UWM Holdings Corp 633 3
Visa Inc 380,791 131,552
XP Inc 1,619 26
$ 490,042
Electric - 0 .04%
NRG Energy Inc 7,012 1,172
Vistra Corp 11,986 2,500
$ 3,672
Electrical Components & Equipment - 0 .77%
Generac Holdings Inc
(d)
363,499 70,770
Electronics - 1 .12%
Amphenol Corp 967,406 103,038
Jabil Inc 2,422 541
$ 103,579
Energy - Alternate Sources - 0 .30%
Enphase Energy Inc
(d)
4,520 146
First Solar Inc
(d)
156,912 27,417
$ 27,563
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0 .01%
Comfort Systems USA Inc 1,234 $ 868
EMCOR Group Inc 542 340
MasTec Inc
(d)
465 88
TopBuild Corp
(d)
73 27
$ 1,323
Entertainment - 0 .90%
Churchill Downs Inc 1,947 209
DraftKings Inc
(d)
1,767,632 79,614
Flutter Entertainment PLC
(d)
5,123 1,549
Light & Wonder Inc
(d)
2,916 281
Live Nation Entertainment Inc
(d)
5,595 826
TKO Group Holdings Inc 1,095 184
Vail Resorts Inc 1,034 155
$ 82,818
Environmental Control - 0 .75%
Tetra Tech Inc 1,762 65
Veralto Corp 628,532 65,889
Waste Management Inc 13,110 3,004
$ 68,958
Food - 0 .02%
Hershey Co/The 625 116
Performance Food Group Co
(d)
670 67
Sprouts Farmers Market Inc
(d)
3,453 523
Sysco Corp 9,201 733
$ 1,439
Healthcare - Products - 4 .45%
Boston Scientific Corp
(d)
9,010 945
Danaher Corp 112,319 22,145
Exact Sciences Corp
(d)
411 19
IDEXX Laboratories Inc
(d)
2,864 1,530
Inspire Medical Systems Inc
(d)
1,016 127
Insulet Corp
(d)
2,466 711
Intuitive Surgical Inc
(d)
411,043 197,748
Masimo Corp
(d)
1,578 243
Natera Inc
(d)
215,481 28,801
Penumbra Inc
(d)
1,307 330
Repligen Corp
(d)
313 37
ResMed Inc 1,206 328
Sonova Holding AG ADR 379,358 20,633
Stryker Corp 155,824 61,197
Tempus AI Inc
(d),(g)
2,923 166
Waters Corp
(d)
1,085 313
West Pharmaceutical Services Inc 312,157 74,687
$ 409,960
Healthcare - Services - 0 .94%
Chemed Corp 46 19
Cigna Group/The 132,267 35,366
DaVita Inc
(d)
1,358 191
HCA Healthcare Inc 1,293 458
Medpace Holdings Inc
(d)
804 343
Molina Healthcare Inc
(d)
1,023 161
Sotera Health Co
(d)
597 7
UnitedHealth Group Inc 202,085 50,432
$ 86,977
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
427 49
Somnigroup International Inc 7,152 518
$ 567
Insurance - 1 .17%
Aon PLC 6,862 2,441
Arthur J Gallagher & Co 575 165
Brown & Brown Inc 1,036 95
Equitable Holdings Inc 10,771 553
Everest Group Ltd 222 74
Kinsale Capital Group Inc 784 345
Markel Group Inc
(d)
90 181
Marsh & McLennan Cos Inc 2,057 410
Progressive Corp/The 425,545 102,999

Schedule of Investments
LargeCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
RLI Corp 206 $ 14
Ryan Specialty Holdings Inc 3,728 228
$ 107,505
Internet - 20 .31%
Airbnb Inc
(d)
15,071 1,996
Alphabet Inc - A Shares 1,213,187 232,811
Alphabet Inc - C Shares 649,982 125,355
Amazon.com Inc
(d)
2,088,627 488,968
Booking Holdings Inc 13,799 75,951
CDW Corp/DE 380 66
Chewy Inc
(d)
7,398 271
Coupang Inc
(d)
1,415,745 41,666
DoorDash Inc - Class A
(d)
12,713 3,181
Etsy Inc
(d)
2,104 123
Expedia Group Inc 4,274 770
Gen Digital Inc 2,381 70
GoDaddy Inc
(d)
4,880 789
Lyft Inc
(d)
2,547 36
MercadoLibre Inc
(d)
15,711 37,296
Meta Platforms Inc 552,706 427,484
Netflix Inc
(d)
210,292 243,813
Palo Alto Networks Inc
(d)
23,291 4,043
Pinterest Inc
(d)
10,387 401
Reddit Inc
(d)
4,117 661
Robinhood Markets Inc
(d)
3,495 360
Roku Inc
(d)
594 56
Shopify Inc
(d)
295,801 36,150
Spotify Technology SA
(d)
5,461 3,422
Trump Media & Technology Group Corp
(d),(g)
1,986 35
Uber Technologies Inc
(d)
1,655,973 145,312
Wayfair Inc
(d)
670 44
$ 1,871,130
Iron & Steel - 0 .00%
Carpenter Technology Corp 302 75
Steel Dynamics Inc 538 69
$ 144
Leisure Products & Services - 0 .05%
Carnival Corp
(d)
11,798 351
Norwegian Cruise Line Holdings Ltd
(d)
13,839 354
Planet Fitness Inc
(d)
2,957 323
Royal Caribbean Cruises Ltd 8,970 2,851
Viking Holdings Ltd
(d)
7,192 422
$ 4,301
Lodging - 1 .59%
Choice Hotels International Inc
(g)
330 42
Hilton Worldwide Holdings Inc 538,395 144,333
Las Vegas Sands Corp 11,345 594
Marriott International Inc/MD 6,178 1,630
Travel + Leisure Co 821 49
Wyndham Hotels & Resorts Inc 2,415 208
$ 146,856
Machinery - Construction & Mining - 0 .10%
BWX Technologies Inc 570 86
Caterpillar Inc 2,002 877
GE Vernova Inc 9,706 6,409
Vertiv Holdings Co 13,480 1,963
$ 9,335
Machinery - Diversified - 0 .25%
Ingersoll Rand Inc 276,094 23,366
Rockwell Automation Inc 323 113
$ 23,479
Media - 0 .00%
FactSet Research Systems Inc 99 40
Liberty Broadband Corp - A Shares
(d)
148 9
Liberty Broadband Corp - C Shares
(d)
892 55
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
325 29
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
2,311 $ 232
Nexstar Media Group Inc 73 13
$ 378
Metal Fabrication & Hardware - 0 .00%
RBC Bearings Inc
(d)
224 87
Mining - 0 .00%
Anglogold Ashanti Plc 2,170 100
Miscellaneous Manufacturers - 0 .04%
3M Co 3,057 456
Axon Enterprise Inc
(d)
2,647 2,000
Carlisle Cos Inc 202 72
Illinois Tool Works Inc 3,385 866
$ 3,394
Oil & Gas - 0 .01%
HF Sinclair Corp 632 28
Phillips 66 1,035 128
Texas Pacific Land Corp 682 660
$ 816
Oil & Gas Services - 0 .19%
Schlumberger NV 524,760 17,737
Pharmaceuticals - 2 .31%
AbbVie Inc 62,849 11,880
Bristol-Myers Squibb Co 13,893 602
Cardinal Health Inc 4,289 666
Cencora Inc 6,477 1,853
Corcept Therapeutics Inc
(d)
3,337 224
Dexcom Inc
(d)
13,854 1,119
Eli Lilly & Co 139,836 103,488
McKesson Corp 4,112 2,852
Neurocrine Biosciences Inc
(d)
2,921 374
Zoetis Inc 616,391 89,864
$ 212,922
Pipelines - 0 .02%
Cheniere Energy Inc 3,505 827
Targa Resources Corp 7,602 1,265
Williams Cos Inc/The 2,294 137
$ 2,229
Private Equity - 0 .06%
Blackstone Inc 25,954 4,489
KKR & Co Inc 5,981 877
$ 5,366
Real Estate - 1 .12%
CBRE Group Inc
(d)
1,221 190
CoStar Group Inc
(d)
1,078,060 102,621
Jones Lang LaSalle Inc
(d)
451 122
$ 102,933
REITs - 0 .05%
American Tower Corp 16,579 3,455
Lamar Advertising Co 3,088 377
Public Storage 732 199
Simon Property Group Inc 2,533 415
Sun Communities Inc 859 107
UDR Inc 720 28
$ 4,581
Retail - 2 .33%
AutoZone Inc
(d)
92 347
BJ's Wholesale Club Holdings Inc
(d)
772 82
Burlington Stores Inc
(d)
2,230 609
Carvana Co
(d)
4,536 1,770
Casey's General Stores Inc 197 102
Cava Group Inc
(d)
3,521 310
Chipotle Mexican Grill Inc
(d)
740,532 31,754
Costco Wholesale Corp 166,253 156,218
Darden Restaurants Inc 3,917 790
Domino's Pizza Inc 357 165
Dutch Bros Inc
(d)
4,083 242
Ferguson Enterprises Inc 405 90

Schedule of Investments
LargeCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Floor & Decor Holdings Inc
(d)
1,275 $ 98
Freshpet Inc
(d)
584 40
Home Depot Inc/The 26,941 9,901
Lithia Motors Inc 114 33
Lululemon Athletica Inc
(d)
2,132 428
McDonald's Corp 1,413 424
Murphy USA Inc 617 224
O'Reilly Automotive Inc
(d)
27,775 2,731
Restaurant Brands International Inc 7,297 495
RH
(d)
92 19
Ross Stores Inc 2,267 310
Starbucks Corp 5,321 474
Texas Roadhouse Inc 2,329 431
TJX Cos Inc/The 19,828 2,469
Tractor Supply Co 18,843 1,073
Ulta Beauty Inc
(d)
418 215
Walmart Inc 15,408 1,510
Wendy's Co/The 2,848 28
Williams-Sonoma Inc 628 117
Wingstop Inc 979 369
Yum! Brands Inc 3,305 476
$ 214,344
Semiconductors - 15 .07%
Advanced Micro Devices Inc
(d)
201,711 35,564
Applied Materials Inc 8,156 1,469
Astera Labs Inc
(d)
5,062 692
Broadcom Inc 722,245 212,123
Entegris Inc 519,770 40,782
KLA Corp 4,724 4,153
Lam Research Corp 45,355 4,301
Lattice Semiconductor Corp
(d)
386,108 19,240
MACOM Technology Solutions Holdings Inc
(d)
626 86
Marvell Technology Inc 1,162,877 93,461
Monolithic Power Systems Inc 1,635 1,163
NVIDIA Corp 5,073,893 902,493
NXP Semiconductors NV 324,523 69,373
Onto Innovation Inc
(d)
385 36
QUALCOMM Inc 8,901 1,306
Texas Instruments Inc 13,175 2,385
$ 1,388,627
Software - 23 .19%
Adobe Inc
(d)
15,110 5,405
Appfolio Inc
(d)
781 209
AppLovin Corp
(d)
94,061 36,749
Atlassian Corp
(d)
5,723 1,098
Autodesk Inc
(d)
351,382 106,507
Bentley Systems Inc 5,564 323
Broadridge Financial Solutions Inc 3,736 925
Cadence Design Systems Inc
(d)
314,820 114,773
Cloudflare Inc
(d)
10,930 2,270
Confluent Inc
(d)
9,829 174
Datadog Inc
(d)
595,927 83,417
Dayforce Inc
(d)
455,265 26,255
Docusign Inc
(d)
5,367 406
DoubleVerify Holdings Inc
(d)
2,611 40
Doximity Inc
(d)
4,613 271
Dropbox Inc - A Shares
(d)
2,140 58
Duolingo Inc
(d)
1,326 460
Dynatrace Inc
(d)
402,550 21,178
Elastic NV
(d)
3,196 268
Fair Isaac Corp
(d)
62,431 89,696
Fiserv Inc
(d)
237,517 33,001
Gitlab Inc
(d)
4,760 209
Guidewire Software Inc
(d)
2,951 668
HubSpot Inc
(d)
57,105 29,674
Intuit Inc 360,968 283,406
Magic Leap Inc
(d),(e),(f)
10,706 —
Manhattan Associates Inc
(d)
2,107 463
Microsoft Corp 1,757,457 937,604
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MicroStrategy Inc
(d)
484 $ 194
MongoDB Inc
(d)
301 72
MSCI Inc 1,313 737
nCino Inc
(d)
598 17
Nutanix Inc
(d)
2,354 177
Oracle Corp 58,792 14,920
Palantir Technologies Inc
(d)
77,496 12,271
Paychex Inc 3,565 515
Paycom Software Inc 996 231
Pegasystems Inc 1,152 68
Procore Technologies Inc
(d)
4,045 290
PTC Inc
(d)
489 105
RingCentral Inc
(d)
3,136 80
ROBLOX Corp
(d)
19,975 2,752
Salesforce Inc 3,692 954
Samsara Inc
(d)
1,636,514 62,236
SentinelOne Inc
(d)
7,467 137
ServiceNow Inc
(d)
210,189 198,233
Snowflake Inc - Class A
(d)
11,071 2,474
Stripe Inc - Class B
(d),(e),(f)
114,126 4,051
Synopsys Inc
(d)
4,809 3,046
Take-Two Interactive Software Inc
(d)
2,133 475
Teradata Corp
(d)
866 18
Twilio Inc
(d)
858 111
Tyler Technologies Inc
(d)
1,260 737
Unity Software Inc
(d)
738 25
Veeva Systems Inc
(d)
191,329 54,376
Workday Inc
(d)
7,617 1,747
$ 2,136,556
Telecommunications - 0 .70%
Arista Networks Inc
(d)
509,689 62,804
AST SpaceMobile Inc
(d)
5,655 301
GCI Liberty Inc
(d)
29 1
GCI Liberty Inc
(d)
178 6
Iridium Communications Inc 441 11
Motorola Solutions Inc 2,470 1,084
Ubiquiti Inc 168 73
$ 64,280
Transportation - 0 .01%
Old Dominion Freight Line Inc 419 63
Union Pacific Corp 1,655 367
XPO Inc
(d)
838 101
$ 531
TOTAL COMMON STOCKS $ 9,015,938
Total Investments $ 9,214,535
Other Assets and Liabilities -  0.00% 27
TOTAL NET ASSETS - 100.00% $ 9,214,562
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $410 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $394 or 0.00% of net assets.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 229,346 $ 2,322,918 $ 2,392,000 $ 160,264
$ 229,346 $ 2,322,918 $ 2,392,000 $ 160,264
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 5,980 $ — $ — $ —
$ 5,980 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,522 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 1,507 0.01%
Sila Nano Series F   0.00% 01/07/2021 4,277 1,888 0.02%
Stripe Inc - Class B 12/17/2019 1,791 4,051 0.04%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 5,167 0.06%
Total $ 17,135 0.18%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2025 Long 72 $ 22,947 $ 16
Total $ 16
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .32%
iShares Core S&P 500 ETF 47,300 $ 30,030
Money Market Funds - 1 .37%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
517,990 518
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
129,390,974 129,391
$ 129,909
TOTAL INVESTMENT COMPANIES $ 159,939
COMMON STOCKS - 98 .22 % Shares Held Value (000's)
Advertising - 0 .11%
Interpublic Group of Cos Inc/The 63,929 $ 1,572
Omnicom Group Inc 33,736 2,431
Trade Desk Inc/The
(d)
77,484 6,738
$ 10,741
Aerospace & Defense - 2 .06%
Boeing Co/The
(d)
130,370 28,921
General Dynamics Corp 43,557 13,573
General Electric Co 184,383 49,983
Howmet Aerospace Inc 69,797 12,547
L3Harris Technologies Inc 32,324 8,883
Lockheed Martin Corp 36,055 15,178
Northrop Grumman Corp 23,393 13,489
RTX Corp 230,991 36,397
TransDigm Group Inc 9,711 15,620
$ 194,591
Agriculture - 0 .73%
Altria Group Inc 291,249 18,040
Archer-Daniels-Midland Co 83,071 4,501
Bunge Global SA 23,239 1,854
Philip Morris International Inc 269,127 44,150
$ 68,545
Airlines - 0 .15%
Delta Air Lines Inc 112,898 6,007
Southwest Airlines Co
(e)
98,533 3,048
United Airlines Holdings Inc
(d)
56,471 4,987
$ 14,042
Apparel - 0 .25%
Deckers Outdoor Corp
(d)
26,242 2,786
NIKE Inc 203,698 15,214
Ralph Lauren Corp 6,895 2,060
Tapestry Inc 35,910 3,880
$ 23,940
Automobile Manufacturers - 1 .94%
Cummins Inc 23,818 8,756
Ford Motor Co 675,310 7,476
General Motors Co 166,236 8,867
PACCAR Inc 90,767 8,964
Tesla Inc
(d)
484,516 149,362
$ 183,425
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
37,647 2,584
Banks - 4 .47%
Bank of America Corp 1,132,993 53,557
Bank of New York Mellon Corp/The 123,702 12,550
Citigroup Inc 322,939 30,259
Citizens Financial Group Inc 74,980 3,578
Fifth Third Bancorp 115,412 4,798
Goldman Sachs Group Inc/The 53,054 38,389
Huntington Bancshares Inc/OH 251,888 4,139
JPMorgan Chase & Co 480,517 142,348
KeyCorp 170,544 3,056
M&T Bank Corp 27,754 5,237
Morgan Stanley 213,592 30,428
Northern Trust Corp 33,637 4,373
PNC Financial Services Group Inc/The 68,395 13,014
Regions Financial Corp 155,429 3,937
State Street Corp 49,310 5,510
Truist Financial Corp 226,425 9,897
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 269,389 $ 12,112
Wells Fargo & Co 562,661 45,367
$ 422,549
Beverages - 1 .06%
Brown-Forman Corp - B Shares 31,489 909
Coca-Cola Co/The 669,760 45,470
Constellation Brands Inc 26,468 4,421
Keurig Dr Pepper Inc 234,837 7,667
Molson Coors Beverage Co 29,624 1,443
Monster Beverage Corp
(d)
121,409 7,133
PepsiCo Inc 237,065 32,696
$ 99,739
Biotechnology - 1 .03%
Amgen Inc 92,971 27,436
Biogen Inc
(d)
25,335 3,243
Corteva Inc 117,950 8,508
Gilead Sciences Inc 215,080 24,151
Incyte Corp
(d)
27,779 2,080
Moderna Inc
(d)
58,844 1,739
Regeneron Pharmaceuticals Inc 17,956 9,794
Vertex Pharmaceuticals Inc
(d)
44,401 20,286
$ 97,237
Building Materials - 0 .63%
Builders FirstSource Inc
(d)
19,109 2,429
Carrier Global Corp 137,856 9,460
Johnson Controls International plc 113,779 11,947
Lennox International Inc 5,521 3,362
Martin Marietta Materials Inc 10,424 5,993
Masco Corp 36,473 2,485
Mohawk Industries Inc
(d)
8,973 1,027
Trane Technologies PLC 38,561 16,893
Vulcan Materials Co 22,841 6,274
$ 59,870
Chemicals - 1 .04%
Air Products and Chemicals Inc 38,478 11,077
Albemarle Corp 20,344 1,380
CF Industries Holdings Inc 28,013 2,600
Dow Inc 122,219 2,847
DuPont de Nemours Inc 72,360 5,203
Eastman Chemical Co 19,963 1,450
Ecolab Inc 43,628 11,420
International Flavors & Fragrances Inc 44,227 3,141
Linde PLC 81,391 37,461
LyondellBasell Industries NV 44,458 2,576
Mosaic Co/The 54,850 1,975
PPG Industries Inc 39,250 4,141
Sherwin-Williams Co/The 39,864 13,190
$ 98,461
Commercial Services - 1 .49%
Automatic Data Processing Inc 70,185 21,722
Block Inc
(d)
95,978 7,415
Cintas Corp 59,343 13,207
Corpay Inc
(d)
12,188 3,937
Equifax Inc 21,474 5,159
Global Payments Inc 42,168 3,371
MarketAxess Holdings Inc 6,485 1,333
Moody's Corp 26,750 13,796
PayPal Holdings Inc
(d)
168,155 11,562
Quanta Services Inc 25,624 10,407
Rollins Inc 48,602 2,784
S&P Global Inc 54,275 29,911
United Rentals Inc 11,239 9,923
Verisk Analytics Inc 24,187 6,741
$ 141,268
Computers - 7 .26%
Accenture PLC - Class A 108,242 28,912
Apple Inc 2,582,463 536,042
Cognizant Technology Solutions Corp 85,232 6,116

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(d)
43,065 $ 19,576
Dell Technologies Inc 51,799 6,873
EPAM Systems Inc
(d)
9,795 1,545
Fortinet Inc
(d)
109,845 10,974
Gartner Inc
(d)
13,307 4,507
Hewlett Packard Enterprise Co 227,122 4,699
HP Inc 162,997 4,042
International Business Machines Corp 160,696 40,680
Leidos Holdings Inc 22,257 3,553
NetApp Inc 35,170 3,662
Seagate Technology Holdings PLC 36,693 5,761
Super Micro Computer Inc
(d)
88,745 5,233
Western Digital Corp 60,322 4,747
$ 686,922
Consumer Products - 0 .17%
Avery Dennison Corp 13,517 2,268
Church & Dwight Co Inc 42,582 3,993
Clorox Co/The 21,310 2,675
Kimberly-Clark Corp 57,372 7,150
$ 16,086
Cosmetics & Personal Care - 0 .88%
Colgate-Palmolive Co 140,124 11,749
Estee Lauder Cos Inc/The 40,495 3,780
Kenvue Inc 331,959 7,117
Procter & Gamble Co/The 405,380 60,998
$ 83,644
Distribution & Wholesale - 0 .29%
Copart Inc
(d)
152,007 6,891
Fastenal Co 198,362 9,150
LKQ Corp 44,635 1,315
Pool Corp 6,501 2,003
WW Grainger Inc 7,559 7,858
$ 27,217
Diversified Financial Services - 4 .10%
American Express Co 95,696 28,643
Ameriprise Financial Inc 16,465 8,532
Apollo Global Management Inc 78,062 11,344
Blackrock Inc 25,180 27,849
Capital One Financial Corp 110,593 23,777
Cboe Global Markets Inc 18,105 4,364
Charles Schwab Corp/The 295,311 28,861
CME Group Inc 62,306 17,338
Coinbase Global Inc
(d)
36,553 13,808
Franklin Resources Inc 53,610 1,287
Intercontinental Exchange Inc 99,182 18,332
Invesco Ltd 77,384 1,626
Mastercard Inc 140,249 79,447
Nasdaq Inc 71,472 6,877
Raymond James Financial Inc 31,396 5,247
Synchrony Financial 65,818 4,586
T Rowe Price Group Inc 38,094 3,865
Visa Inc 295,836 102,202
$ 387,985
Electric - 2 .28%
AES Corp/The 123,091 1,619
Alliant Energy Corp 44,414 2,887
Ameren Corp 46,732 4,726
American Electric Power Co Inc 92,364 10,450
CenterPoint Energy Inc 112,859 4,381
CMS Energy Corp 51,719 3,817
Consolidated Edison Inc 62,296 6,448
Constellation Energy Corp 54,191 18,850
Dominion Energy Inc 147,450 8,619
DTE Energy Co 35,880 4,966
Duke Energy Corp 134,390 16,347
Edison International 66,528 3,467
Entergy Corp 77,173 6,979
Evergy Inc 39,783 2,817
Eversource Energy 63,522 4,199
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 174,552 $ 7,844
FirstEnergy Corp 88,815 3,793
NextEra Energy Inc 355,945 25,294
NRG Energy Inc 33,805 5,652
PG&E Corp 379,988 5,327
Pinnacle West Capital Corp 20,644 1,871
PPL Corp 127,821 4,562
Public Service Enterprise Group Inc 86,278 7,747
Sempra 112,762 9,210
Southern Co/The 190,030 17,954
Vistra Corp 58,671 12,235
WEC Energy Group Inc 55,179 6,019
Xcel Energy Inc 99,724 7,324
$ 215,404
Electrical Components & Equipment - 0 .52%
AMETEK Inc 39,919 7,379
Eaton Corp PLC 67,658 26,029
Emerson Electric Co 97,258 14,152
Generac Holdings Inc
(d)
10,216 1,989
$ 49,549
Electronics - 0 .95%
Allegion plc 14,879 2,469
Amphenol Corp 209,144 22,276
Fortive Corp 58,767 2,817
Garmin Ltd 26,632 5,826
Honeywell International Inc 111,123 24,708
Hubbell Inc 9,229 4,037
Jabil Inc 18,561 4,142
Keysight Technologies Inc
(d)
29,879 4,897
Mettler-Toledo International Inc
(d)
3,594 4,434
TE Connectivity PLC 51,275 10,550
Trimble Inc
(d)
41,253 3,461
$ 89,617
Energy - Alternate Sources - 0 .04%
Enphase Energy Inc
(d)
22,687 734
First Solar Inc
(d)
18,542 3,240
$ 3,974
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 20,776 2,948
Entertainment - 0 .07%
Caesars Entertainment Inc
(d)
35,959 959
Live Nation Entertainment Inc
(d)
27,250 4,025
TKO Group Holdings Inc 11,590 1,947
$ 6,931
Environmental Control - 0 .32%
Pentair PLC 28,448 2,907
Republic Services Inc 35,120 8,101
Veralto Corp 42,856 4,493
Waste Management Inc 63,315 14,509
$ 30,010
Food - 0 .62%
Conagra Brands Inc 82,537 1,507
General Mills Inc 94,683 4,638
Hershey Co/The 25,588 4,763
Hormel Foods Corp 50,393 1,415
J M Smucker Co/The 18,399 1,975
Kellanova 46,487 3,711
Kraft Heinz Co/The 149,387 4,102
Kroger Co/The 105,919 7,425
Lamb Weston Holdings Inc 24,400 1,392
McCormick & Co Inc/MD 43,689 3,086
Mondelez International Inc 223,878 14,483
Sysco Corp 83,816 6,672
The Campbell's Company 34,027 1,086
Tyson Foods Inc 49,489 2,588
$ 58,843
Forest Products & Paper - 0 .05%
International Paper Co 91,276 4,266

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 27,463 $ 4,282
NiSource Inc 81,386 3,455
$ 7,737
Hand & Machine Tools - 0 .05%
Snap-on Inc 9,041 2,904
Stanley Black & Decker Inc 26,750 1,810
$ 4,714
Healthcare - Products - 2 .68%
Abbott Laboratories 300,824 37,961
Agilent Technologies Inc 49,295 5,660
Align Technology Inc
(d)
11,781 1,520
Baxter International Inc 88,729 1,931
Bio-Techne Corp 27,106 1,484
Boston Scientific Corp
(d)
255,801 26,839
Cooper Cos Inc/The
(d)
34,577 2,444
Danaher Corp 110,131 21,713
Edwards Lifesciences Corp
(d)
101,426 8,044
GE HealthCare Technologies Inc 79,170 5,646
Hologic Inc
(d)
38,531 2,575
IDEXX Laboratories Inc
(d)
13,906 7,430
Insulet Corp
(d)
12,168 3,509
Intuitive Surgical Inc
(d)
61,971 29,814
Medtronic PLC 221,756 20,011
ResMed Inc 25,352 6,894
Revvity Inc 20,381 1,791
Solventum Corp
(d)
23,931 1,708
STERIS PLC 16,987 3,847
Stryker Corp 59,470 23,356
Thermo Fisher Scientific Inc 65,271 30,526
Waters Corp
(d)
10,289 2,971
West Pharmaceutical Services Inc 12,423 2,972
Zimmer Biomet Holdings Inc 34,209 3,135
$ 253,781
Healthcare - Services - 1 .04%
Centene Corp
(d)
86,037 2,243
Charles River Laboratories International Inc
(d)
8,493 1,441
Cigna Group/The 46,191 12,350
DaVita Inc
(d)
7,180 1,008
Elevance Health Inc 39,066 11,059
HCA Healthcare Inc 29,950 10,602
Humana Inc 20,868 5,214
IQVIA Holdings Inc
(d)
28,417 5,282
Labcorp Holdings Inc 14,472 3,764
Molina Healthcare Inc
(d)
9,372 1,480
Quest Diagnostics Inc 19,302 3,231
UnitedHealth Group Inc 156,849 39,143
Universal Health Services Inc 9,889 1,646
$ 98,463
Home Builders - 0 .20%
DR Horton Inc 47,802 6,828
Lennar Corp - A Shares 40,146 4,504
NVR Inc
(d)
506 3,820
PulteGroup Inc 34,655 3,913
$ 19,065
Insurance - 3 .45%
Aflac Inc 84,132 8,359
Allstate Corp/The 45,788 9,306
American International Group Inc 99,650 7,736
Aon PLC 37,336 13,281
Arch Capital Group Ltd 64,533 5,554
Arthur J Gallagher & Co 44,280 12,719
Assurant Inc 8,767 1,642
Berkshire Hathaway Inc - Class B
(d)
317,059 149,614
Brown & Brown Inc 48,455 4,427
Chubb Ltd 64,436 17,143
Cincinnati Financial Corp 27,025 3,986
Erie Indemnity Co 4,312 1,536
Everest Group Ltd 7,355 2,470
Globe Life Inc 14,273 2,005
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 49,123 $ 6,110
Loews Corp 30,094 2,725
Marsh & McLennan Cos Inc 85,194 16,971
MetLife Inc 97,499 7,405
Principal Financial Group Inc 35,663 2,776
Progressive Corp/The 101,360 24,533
Prudential Financial Inc 61,207 6,340
Travelers Cos Inc/The 39,174 10,195
W R Berkley Corp 51,817 3,565
Willis Towers Watson PLC 17,144 5,414
$ 325,812
Internet - 13 .16%
Airbnb Inc
(d)
74,625 9,881
Alphabet Inc - A Shares 1,006,300 193,109
Alphabet Inc - C Shares 811,739 156,552
Amazon.com Inc
(d)
1,633,691 382,463
Booking Holdings Inc 5,627 30,971
CDW Corp/DE 22,769 3,971
DoorDash Inc - Class A
(d)
59,282 14,835
eBay Inc 79,709 7,313
Expedia Group Inc 21,025 3,789
F5 Inc
(d)
9,931 3,113
Gen Digital Inc 94,371 2,783
GoDaddy Inc
(d)
24,636 3,981
Match Group Inc 42,401 1,453
Meta Platforms Inc 375,400 290,349
Netflix Inc
(d)
73,583 85,312
Palo Alto Networks Inc
(d)
114,479 19,874
Uber Technologies Inc
(d)
361,571 31,728
VeriSign Inc 13,963 3,754
$ 1,245,231
Iron & Steel - 0 .09%
Nucor Corp 39,898 5,708
Steel Dynamics Inc 23,872 3,045
$ 8,753
Leisure Products & Services - 0 .22%
Carnival Corp
(d)
181,539 5,404
Norwegian Cruise Line Holdings Ltd
(d)
77,254 1,975
Royal Caribbean Cruises Ltd 43,197 13,731
$ 21,110
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 41,100 11,018
Las Vegas Sands Corp 58,644 3,073
Marriott International Inc/MD 39,307 10,370
MGM Resorts International
(d)
35,763 1,304
Wynn Resorts Ltd 15,217 1,659
$ 27,424
Machinery - Construction & Mining - 0 .71%
Caterpillar Inc 81,320 35,620
GE Vernova Inc 47,192 31,160
$ 66,780
Machinery - Diversified - 0 .65%
Deere & Co 43,644 22,886
Dover Corp 23,705 4,294
IDEX Corp 13,062 2,136
Ingersoll Rand Inc 69,760 5,904
Nordson Corp 9,350 2,003
Otis Worldwide Corp 68,242 5,848
Rockwell Automation Inc 19,492 6,855
Westinghouse Air Brake Technologies Corp 29,588 5,682
Xylem Inc/NY 42,076 6,085
$ 61,693
Media - 0 .82%
Charter Communications Inc
(d)
16,504 4,446
Comcast Corp - Class A 643,939 21,398
FactSet Research Systems Inc 6,561 2,643
Fox Corp - A Shares 37,008 2,064
Fox Corp - B Shares 22,810 1,166

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 65,219 $ 1,912
News Corp - B Shares
(e)
19,258 644
Paramount Global - Class B
(e)
104,050 1,308
Walt Disney Co/The 310,838 37,024
Warner Bros Discovery Inc
(d)
389,277 5,127
$ 77,732
Mining - 0 .23%
Freeport-McMoRan Inc 248,324 9,992
Newmont Corp 192,442 11,951
$ 21,943
Miscellaneous Manufacturers - 0 .63%
3M Co 93,054 13,886
A O Smith Corp 20,099 1,423
Axon Enterprise Inc
(d)
12,787 9,660
Illinois Tool Works Inc 46,101 11,800
Parker-Hannifin Corp 22,094 16,171
Teledyne Technologies Inc
(d)
8,102 4,464
Textron Inc 31,216 2,428
$ 59,832
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
8,793 2,981
Oil & Gas - 2 .34%
APA Corp 62,392 1,204
Chevron Corp 329,955 50,034
ConocoPhillips 218,276 20,811
Coterra Energy Inc 131,970 3,219
Devon Energy Corp 111,022 3,688
Diamondback Energy Inc 32,330 4,806
EOG Resources Inc 94,369 11,326
EQT Corp 103,504 5,563
Expand Energy Corp 37,444 3,924
Exxon Mobil Corp 745,216 83,196
Marathon Petroleum Corp 53,119 9,040
Occidental Petroleum Corp 122,515 5,383
Phillips 66 70,448 8,706
Texas Pacific Land Corp 3,259 3,155
Valero Energy Corp 54,155 7,436
$ 221,491
Oil & Gas Services - 0 .21%
Baker Hughes Co 171,304 7,717
Halliburton Co 148,649 3,330
Schlumberger NV 259,505 8,771
$ 19,818
Packaging & Containers - 0 .14%
Amcor PLC 396,195 3,704
Ball Corp 47,967 2,747
Packaging Corp of America 15,447 2,993
Smurfit WestRock PLC 85,745 3,805
$ 13,249
Pharmaceuticals - 3 .93%
AbbVie Inc 305,417 57,730
Becton Dickinson & Co 49,555 8,833
Bristol-Myers Squibb Co 351,873 15,239
Cardinal Health Inc 41,269 6,406
Cencora Inc 29,826 8,533
CVS Health Corp 218,726 13,583
Dexcom Inc
(d)
67,796 5,476
Eli Lilly & Co 136,009 100,656
Henry Schein Inc
(d)
21,046 1,424
Johnson & Johnson 416,019 68,535
McKesson Corp 21,632 15,003
Merck & Co Inc 434,167 33,917
Pfizer Inc 983,021 22,894
Viatris Inc 202,935 1,774
Zoetis Inc 76,979 11,223
$ 371,226
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .39%
Kinder Morgan Inc 334,254 $ 9,379
ONEOK Inc 108,001 8,868
Targa Resources Corp 37,509 6,242
Williams Cos Inc/The 211,116 12,656
$ 37,145
Private Equity - 0 .41%
Blackstone Inc 126,159 21,821
KKR & Co Inc 117,036 17,155
$ 38,976
Real Estate - 0 .16%
CBRE Group Inc
(d)
50,773 7,907
CoStar Group Inc
(d)
72,945 6,944
$ 14,851
REITs - 1 .80%
Alexandria Real Estate Equities Inc 26,620 2,035
American Tower Corp 80,942 16,867
AvalonBay Communities Inc 24,585 4,580
BXP Inc 25,185 1,648
Camden Property Trust 18,472 2,017
Crown Castle Inc 75,292 7,912
Digital Realty Trust Inc 54,738 9,658
Equinix Inc 16,913 13,280
Equity Residential 59,124 3,737
Essex Property Trust Inc 11,132 2,896
Extra Space Storage Inc 36,692 4,930
Federal Realty Investment Trust 13,423 1,237
Healthpeak Properties Inc 120,122 2,035
Host Hotels & Resorts Inc 119,946 1,886
Invitation Homes Inc 98,562 3,021
Iron Mountain Inc 51,014 4,967
Kimco Realty Corp 116,969 2,483
Mid-America Apartment Communities Inc 20,239 2,883
Prologis Inc 160,442 17,132
Public Storage 27,299 7,424
Realty Income Corp 156,146 8,764
Regency Centers Corp 28,248 2,017
SBA Communications Corp 18,578 4,175
Simon Property Group Inc 53,052 8,689
UDR Inc 52,126 2,048
Ventas Inc 78,031 5,242
VICI Properties Inc 182,708 5,956
Welltower Inc 107,417 17,731
Weyerhaeuser Co 125,402 3,141
$ 170,391
Retail - 4 .30%
AutoZone Inc
(d)
2,893 10,902
Best Buy Co Inc 33,308 2,167
CarMax Inc
(d)
26,340 1,491
Chipotle Mexican Grill Inc
(d)
232,965 9,989
Costco Wholesale Corp 76,714 72,084
Darden Restaurants Inc 20,234 4,081
Dollar General Corp 38,029 3,989
Dollar Tree Inc
(d)
34,156 3,878
Domino's Pizza Inc 5,921 2,743
Genuine Parts Co 23,997 3,093
Home Depot Inc/The 171,854 63,158
Lowe's Cos Inc 96,776 21,636
Lululemon Athletica Inc
(d)
19,113 3,833
McDonald's Corp 123,631 37,098
O'Reilly Automotive Inc
(d)
147,805 14,532
Ross Stores Inc 56,857 7,763
Starbucks Corp 196,487 17,519
Target Corp 78,561 7,895
TJX Cos Inc/The 193,046 24,040
Tractor Supply Co 91,675 5,221
Ulta Beauty Inc
(d)
7,807 4,021
Walgreens Boots Alliance Inc 124,098 1,444
Walmart Inc 747,028 73,194
Williams-Sonoma Inc 21,256 3,976

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 48,062 $ 6,928
$ 406,675
Semiconductors - 13 .18%
Advanced Micro Devices Inc
(d)
280,347 49,428
Analog Devices Inc 85,756 19,263
Applied Materials Inc 140,474 25,294
Broadcom Inc 812,985 238,774
Intel Corp
(d)
754,206 14,933
KLA Corp 22,865 20,099
Lam Research Corp 221,165 20,975
Microchip Technology Inc 92,990 6,285
Micron Technology Inc 193,232 21,089
Monolithic Power Systems Inc 8,278 5,888
NVIDIA Corp 4,216,704 750,025
NXP Semiconductors NV 43,681 9,338
ON Semiconductor Corp
(d)
72,254 4,072
QUALCOMM Inc 189,709 27,842
Skyworks Solutions Inc 25,958 1,779
Teradyne Inc 27,738 2,980
Texas Instruments Inc 157,078 28,441
$ 1,246,505
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,784 1,892
Software - 11 .71%
Adobe Inc
(d)
73,692 26,359
Akamai Technologies Inc
(d)
25,280 1,929
Autodesk Inc
(d)
36,992 11,213
Broadridge Financial Solutions Inc 20,309 5,027
Cadence Design Systems Inc
(d)
47,211 17,212
Datadog Inc
(d)
55,193 7,726
Dayforce Inc
(d)
27,644 1,594
Electronic Arts Inc 39,457 6,017
Fair Isaac Corp
(d)
4,208 6,046
Fidelity National Information Services Inc 90,843 7,214
Fiserv Inc
(d)
95,864 13,319
Intuit Inc 48,337 37,951
Jack Henry & Associates Inc 12,590 2,138
Microsoft Corp 1,285,115 685,609
MSCI Inc 13,378 7,510
Oracle Corp 281,220 71,365
Palantir Technologies Inc
(d)
367,789 58,239
Paychex Inc 55,427 8,000
Paycom Software Inc 8,426 1,951
PTC Inc
(d)
20,741 4,455
Roper Technologies Inc 18,589 10,231
Salesforce Inc 165,896 42,856
ServiceNow Inc
(d)
35,791 33,755
Synopsys Inc
(d)
31,900 20,208
Take-Two Interactive Software Inc
(d)
29,293 6,524
Tyler Technologies Inc
(d)
7,456 4,358
Workday Inc
(d)
37,457 8,592
$ 1,107,398
Telecommunications - 1 .85%
Arista Networks Inc
(d)
178,066 21,941
AT&T Inc 1,244,147 34,102
Cisco Systems Inc 687,862 46,830
Corning Inc 133,278 8,429
Motorola Solutions Inc 28,860 12,669
T-Mobile US Inc 82,456 19,658
Verizon Communications Inc 728,962 31,170
$ 174,799
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,775 1,712
Transportation - 0 .81%
CH Robinson Worldwide Inc 20,529 2,367
CSX Corp 324,808 11,544
Expeditors International of Washington Inc 23,679 2,752
FedEx Corp 38,114 8,518
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 13,550 $ 1,952
Norfolk Southern Corp 38,981 10,837
Old Dominion Freight Line Inc 32,155 4,799
Union Pacific Corp 103,306 22,931
United Parcel Service Inc 126,864 10,931
$ 76,631
Water - 0 .05%
American Water Works Co Inc 33,718 4,729
TOTAL COMMON STOCKS $ 9,290,927
Total Investments $ 9,450,866
Other Assets and Liabilities -  0.09% 8,601
TOTAL NET ASSETS - 100.00% $ 9,459,467
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,448 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,309 or 0.02% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 280,734 $ 663,611 $ 814,954 $ 129,391
$ 280,734 $ 663,611 $ 814,954 $ 129,391
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 7,753 $ — $ — $ —
$ 7,753 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2025 Long 427 $ 136,090 $ 4,361
Total $ 4,361
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 6 .43 % Shares Held Value (000's)
Exchange-Traded Funds - 3 .04%
Invesco Exchange-Traded Fund Trust - Invesco S&P
500 Pure Value ETF
1,146,183 $ 105,518
Money Market Funds - 3 .39%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
564,182 564
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(c)
116,881,881 116,882
$ 117,446
TOTAL INVESTMENT COMPANIES $ 222,964
COMMON STOCKS - 93 .55 % Shares Held Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The 6,693 $ 165
Omnicom Group Inc 3,496 252
$ 417
Aerospace & Defense - 1 .05%
Boeing Co/The
(d)
11,316 2,510
Curtiss-Wright Corp 657 322
General Dynamics Corp 79,250 24,695
Hexcel Corp 1,629 98
L3Harris Technologies Inc 3,379 929
Leonardo DRS Inc 933 39
Loar Holdings Inc
(d)
84 6
Lockheed Martin Corp 2,720 1,145
Northrop Grumman Corp 2,480 1,430
RTX Corp 24,365 3,839
Spirit AeroSystems Holdings Inc
(d)
2,119 83
StandardAero Inc
(d)
2,626 75
TransDigm Group Inc 831 1,337
$ 36,508
Agriculture - 1 .43%
Altria Group Inc 30,727 1,903
Archer-Daniels-Midland Co 8,685 471
Bunge Global SA 2,391 191
Darling Ingredients Inc
(d)
2,826 91
Philip Morris International Inc 287,298 47,131
$ 49,787
Airlines - 0 .05%
Alaska Air Group Inc
(d)
2,061 109
American Airlines Group Inc
(d)
12,434 143
Delta Air Lines Inc 11,861 631
Southwest Airlines Co
(e)
8,308 257
United Airlines Holdings Inc
(d)
5,906 522
$ 1,662
Apparel - 0 .07%
Birkenstock Holding Plc
(d)
760 38
Columbia Sportswear Co 531 30
Crocs Inc
(d)
1,105 110
NIKE Inc 21,063 1,573
PVH Corp 1,063 78
Ralph Lauren Corp 632 189
Skechers USA Inc
(d)
2,493 158
Tapestry Inc 349 38
Under Armour Inc - Class A
(d)
3,843 25
Under Armour Inc - Class C
(d)
3,820 24
VF Corp 7,146 84
$ 2,347
Automobile Manufacturers - 0 .11%
Cummins Inc 2,481 912
Ford Motor Co 71,071 787
General Motors Co 17,590 938
Lucid Group Inc
(d)
26,707 66
PACCAR Inc 9,368 925
Rivian Automotive Inc
(d)
14,079 181
$ 3,809
Automobile Parts & Equipment - 1 .18%
Allison Transmission Holdings Inc 1,439 130
Aptiv PLC
(d)
583,897 40,079
Aurora Innovation Inc
(d)
20,041 116
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
BorgWarner Inc 4,186 $ 154
Gentex Corp 4,605 122
Lear Corp 1,086 102
QuantumScape Corp
(d)
8,387 72
$ 40,775
Banks - 9 .12%
Bank of America Corp 1,773,161 83,817
Bank of New York Mellon Corp/The 12,074 1,225
Bank of Nova Scotia/The 479,278 26,653
Bank OZK 2,174 107
BOK Financial Corp 499 51
Citigroup Inc 27,718 2,597
Citizens Financial Group Inc 7,901 377
Columbia Banking System Inc 4,252 101
Comerica Inc 2,503 169
Commerce Bancshares Inc/MO 2,363 145
Cullen/Frost Bankers Inc 1,134 145
East West Bancorp Inc 2,463 247
Fifth Third Bancorp 12,110 503
First Citizens BancShares Inc/NC 179 357
First Hawaiian Inc 2,549 62
First Horizon Corp 9,134 199
FNB Corp/PA 7,223 111
Goldman Sachs Group Inc/The 37,322 27,006
Huntington Bancshares Inc/OH 26,331 433
JPMorgan Chase & Co 185,080 54,828
KeyCorp 17,207 308
M&T Bank Corp 2,937 554
Morgan Stanley 20,969 2,987
Northern Trust Corp 3,498 455
Pinnacle Financial Partners Inc 1,447 127
PNC Financial Services Group Inc/The 7,178 1,366
Popular Inc 1,254 144
Prosperity Bancshares Inc 1,862 124
Regions Financial Corp 16,346 414
SouthState Corp 246,990 23,259
State Street Corp 5,223 584
Synovus Financial Corp 2,823 133
Truist Financial Corp 23,857 1,043
US Bancorp 28,447 1,279
Webster Financial Corp 3,021 174
Wells Fargo & Co 674,529 54,387
Western Alliance Bancorp 380,088 29,480
Wintrust Financial Corp 1,260 161
Zions Bancorp NA 2,782 149
$ 316,261
Beverages - 2 .03%
Boston Beer Co Inc/The
(d)
196 41
Brown-Forman Corp - A Shares 889 25
Brown-Forman Corp - B Shares 3,006 87
Coca-Cola Co/The 36,227 2,459
Coca-Cola Consolidated Inc 910 102
Constellation Brands Inc 2,356 393
Keurig Dr Pepper Inc 1,603,386 52,351
Molson Coors Beverage Co 3,220 157
PepsiCo Inc 106,634 14,707
Primo Brands Corp 5,223 144
$ 70,466
Biotechnology - 0 .86%
Amgen Inc 2,544 751
Biogen Inc
(d)
2,635 337
BioMarin Pharmaceutical Inc
(d)
3,437 199
Bio-Rad Laboratories Inc
(d)
395 96
Certara Inc
(d)
2,468 24
Corteva Inc 12,444 898
Exelixis Inc
(d)
1,051 38
Gilead Sciences Inc 16,565 1,860
Illumina Inc
(d)
2,858 294
Incyte Corp
(d)
2,248 168

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Insmed Inc
(d)
227 $ 24
Ionis Pharmaceuticals Inc
(d)
355 15
Moderna Inc
(d)
6,338 187
Regeneron Pharmaceuticals Inc 1,889 1,030
Revolution Medicines Inc
(d)
3,525 131
Roivant Sciences Ltd
(d)
7,710 88
Royalty Pharma PLC 7,081 261
Sarepta Therapeutics Inc
(d)
317 5
United Therapeutics Corp
(d)
781 215
Vertex Pharmaceuticals Inc
(d)
51,024 23,311
Viking Therapeutics Inc
(d)
2,041 67
$ 29,999
Building Materials - 2 .82%
Armstrong World Industries Inc 634 119
Builders FirstSource Inc
(d)
2,006 255
Carrier Global Corp 14,656 1,006
CRH PLC 258,673 24,691
Eagle Materials Inc 100,946 22,641
Fortune Brands Innovations Inc 2,463 134
Hayward Holdings Inc
(d)
3,840 59
James Hardie Industries PLC
(d)
1,075 28
Johnson Controls International plc 443,715 46,590
Louisiana-Pacific Corp 1,280 116
Martin Marietta Materials Inc 1,065 612
Masco Corp 3,818 260
Mohawk Industries Inc
(d)
1,044 120
Owens Corning 1,520 212
Simpson Manufacturing Co Inc 783 140
Trex Co Inc
(d)
2,170 139
Vulcan Materials Co 2,383 655
$ 97,777
Chemicals - 2 .22%
Air Products and Chemicals Inc 157,194 45,253
Albemarle Corp 2,253 153
Ashland Inc 953 49
Axalta Coating Systems Ltd
(d)
826,539 23,408
Celanese Corp 2,270 118
CF Industries Holdings Inc 2,991 278
Dow Inc 12,869 300
DuPont de Nemours Inc 7,602 546
Eastman Chemical Co 2,063 150
Ecolab Inc 3,406 891
Element Solutions Inc 4,583 108
FMC Corp 2,526 99
Huntsman Corp 3,345 32
International Flavors & Fragrances Inc 4,643 330
Linde PLC 8,566 3,943
LyondellBasell Industries NV 4,640 269
Mosaic Co/The 5,722 206
NewMarket Corp 101 69
Olin Corp 2,540 48
PPG Industries Inc 4,116 434
RPM International Inc 2,289 269
Sherwin-Williams Co/The 420 139
Westlake Corp 682 54
$ 77,146
Commercial Services - 0 .29%
ADT Inc 7,193 60
Affirm Holdings Inc
(d)
2,214 152
API Group Corp
(d)
6,806 245
Aramark 4,782 204
Automatic Data Processing Inc 512 158
Avis Budget Group Inc
(d),(e)
240 41
Block Inc
(d)
6,190 478
Bright Horizons Family Solutions Inc
(d)
1,008 114
Clarivate PLC
(d)
7,204 28
Dun & Bradstreet Holdings Inc 6,650 60
Equifax Inc 1,838 442
Euronet Worldwide Inc
(d)
826 80
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
FTI Consulting Inc
(d)
681 $ 113
Global Payments Inc 4,424 354
Grand Canyon Education Inc
(d)
407 69
GXO Logistics Inc
(d)
2,339 116
H&R Block Inc 2,245 122
ManpowerGroup Inc 938 39
MarketAxess Holdings Inc 741 152
Morningstar Inc 153 42
Paylocity Holding Corp
(d)
75 14
PayPal Holdings Inc
(d)
17,726 1,219
Quanta Services Inc 575 234
RB Global Inc 3,146 341
Robert Half Inc 2,013 74
S&P Global Inc 5,589 3,080
Service Corp International/US 2,512 192
TransUnion 3,542 337
U-Haul Holding Co
(d),(e)
175 10
U-Haul Holding Co 1,318 69
United Rentals Inc 1,169 1,032
Valvoline Inc
(d)
294 10
Verisk Analytics Inc 989 276
WEX Inc
(d)
635 108
WillScot Holdings Corp 2,700 79
$ 10,144
Computers - 1 .64%
Accenture PLC - Class A 112,105 29,943
Amdocs Ltd 1,985 169
Amentum Holdings Inc
(d)
3,417 85
CACI International Inc
(d)
367 169
Cognizant Technology Solutions Corp 245,691 17,631
Crane NXT Co 1,079 64
Dell Technologies Inc 4,973 660
DXC Technology Co
(d)
3,934 54
EPAM Systems Inc
(d)
980 155
Genpact Ltd 3,276 144
Globant SA
(d)
792 67
Hewlett Packard Enterprise Co 23,875 494
HP Inc 17,161 426
International Business Machines Corp 16,937 4,288
KBR Inc 2,418 113
Kyndryl Holdings Inc
(d)
3,914 148
Leidos Holdings Inc 2,299 367
Lumentum Holdings Inc
(d)
1,294 142
NetApp Inc 2,212 230
Okta Inc
(d)
1,832 179
Parsons Corp
(d)
1,061 79
Pure Storage Inc
(d)
904 54
Rubrik Inc
(d)
795 75
SailPoint Inc
(d)
1,222 27
Sandisk Corp/DE
(d)
2,745 118
Science Applications International Corp 958 107
Super Micro Computer Inc
(d)
5,038 297
Western Digital Corp 6,281 494
$ 56,779
Consumer Products - 0 .61%
Avery Dennison Corp 1,389 233
Church & Dwight Co Inc 213,379 20,009
Clorox Co/The 2,218 278
Kimberly-Clark Corp 3,846 479
Reynolds Consumer Products Inc 1,110 25
$ 21,024
Cosmetics & Personal Care - 0 .24%
Colgate-Palmolive Co 7,680 644
Coty Inc
(d)
7,026 34
elf Beauty Inc
(d)
1,113 135
Estee Lauder Cos Inc/The 4,231 395
Kenvue Inc 34,614 742
Perrigo Co PLC 2,773 74

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Procter & Gamble Co/The 42,796 $ 6,439
$ 8,463
Distribution & Wholesale - 0 .04%
Copart Inc
(d)
1,235 56
Core & Main Inc
(d)
1,619 103
Fastenal Co 3,937 182
LKQ Corp 4,699 139
Pool Corp 549 169
SiteOne Landscape Supply Inc
(d)
653 90
Watsco Inc 606 273
WESCO International Inc 843 174
WW Grainger Inc 115 120
$ 1,306
Diversified Financial Services - 4 .27%
Affiliated Managers Group Inc 569 119
Air Lease Corp 2,119 117
Ally Financial Inc 4,409 167
American Express Co 113,313 33,916
Ameriprise Financial Inc 180 93
Apollo Global Management Inc 2,258 328
Blackrock Inc 2,774 3,068
Brookfield Asset Management Ltd 4,536 280
Capital One Financial Corp 93,554 20,114
Cboe Global Markets Inc 1,882 454
Charles Schwab Corp/The 28,369 2,772
CME Group Inc 6,532 1,818
Coinbase Global Inc
(d)
3,365 1,271
Credit Acceptance Corp
(d)
124 61
Evercore Inc - Class A 642 193
Franklin Resources Inc 6,255 150
Freedom Holding Corp/NV
(d)
53 10
Hamilton Lane Inc 281 43
Houlihan Lokey Inc 681 130
Interactive Brokers Group Inc - A Shares 7,281 477
Intercontinental Exchange Inc 174,635 32,278
Invesco Ltd 6,996 147
Janus Henderson Group PLC 2,555 111
Jefferies Financial Group Inc 2,356 136
Lazard Inc 1,801 94
Mr Cooper Group Inc
(d)
1,115 174
Nasdaq Inc 7,490 721
OneMain Holdings Inc 2,425 140
Raymond James Financial Inc 3,307 553
Rocket Cos Inc
(e)
4,701 69
SEI Investments Co 1,867 164
SLM Corp 534,654 17,002
SoFi Technologies Inc
(d)
16,695 377
Stifel Financial Corp 1,792 204
Synchrony Financial 6,908 481
T Rowe Price Group Inc 3,961 402
TPG Inc 162 9
Tradeweb Markets Inc 1,918 266
UWM Holdings Corp 2,195 9
Virtu Financial Inc 1,643 73
Visa Inc 83,433 28,824
Voya Financial Inc 1,957 137
Western Union Co/The 6,128 49
XP Inc 7,519 121
$ 148,122
Electric - 6 .53%
AES Corp/The 13,658 180
Alliant Energy Corp 4,652 302
Ameren Corp 4,891 495
American Electric Power Co Inc 9,726 1,100
Brookfield Renewable Corp 2,749 101
CenterPoint Energy Inc 11,851 460
Clearway Energy Inc - Class A 706 22
Clearway Energy Inc - Class C 1,804 59
CMS Energy Corp 5,394 398
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Consolidated Edison Inc 6,545 $ 677
Constellation Energy Corp 5,682 1,976
Dominion Energy Inc 15,532 908
DTE Energy Co 3,749 519
Duke Energy Corp 14,157 1,722
Edison International 6,919 361
Entergy Corp 700,027 63,303
Evergy Inc 4,168 295
Eversource Energy 6,670 441
Exelon Corp 18,398 827
FirstEnergy Corp 9,975 426
IDACORP Inc 1,098 138
NextEra Energy Inc 326,619 23,210
OGE Energy Corp 3,858 175
PG&E Corp 39,918 560
Pinnacle West Capital Corp 379,816 34,419
PPL Corp 13,462 480
Public Service Enterprise Group Inc 9,076 815
Sempra 11,874 970
Southern Co/The 262,834 24,833
Talen Energy Corp
(d)
796 300
WEC Energy Group Inc 222,118 24,228
Xcel Energy Inc 567,526 41,679
$ 226,379
Electrical Components & Equipment - 0 .16%
Acuity Inc 533 166
AMETEK Inc 4,174 772
Eaton Corp PLC 7,118 2,739
Emerson Electric Co 10,248 1,491
Generac Holdings Inc
(d)
1,111 216
Littelfuse Inc 499 128
Universal Display Corp 892 129
$ 5,641
Electronics - 1 .74%
Allegion plc 1,542 256
Arrow Electronics Inc
(d)
1,052 122
Avnet Inc 1,749 93
Coherent Corp
(d)
2,767 298
Flex Ltd
(d)
6,918 345
Fortive Corp 495,210 23,735
Garmin Ltd 2,945 644
Honeywell International Inc 11,709 2,604
Hubbell Inc 60,189 26,331
Ingram Micro Holding Corp
(e)
446 9
Jabil Inc 695 155
Keysight Technologies Inc
(d)
3,110 510
Mettler-Toledo International Inc
(d)
370 456
nVent Electric PLC 2,942 231
Ralliant Corp 74,782 3,419
Sensata Technologies Holding PLC 2,953 91
TD SYNNEX Corp 1,413 204
Trimble Inc
(d)
4,316 362
Vontier Corp 3,010 125
Woodward Inc 1,052 270
$ 60,260
Energy - Alternate Sources - 0 .01%
First Solar Inc
(d)
1,824 319
Engineering & Construction - 0 .75%
AECOM 2,385 269
EMCOR Group Inc 524 329
Everus Construction Group Inc
(d)
1,037 77
Jacobs Solutions Inc 2,187 310
MasTec Inc
(d)
934 177
TopBuild Corp
(d)
66,955 24,802
$ 25,964
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
4,200 112
Churchill Downs Inc 207 22
Flutter Entertainment PLC
(d)
569 172

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Liberty Media Corp-Liberty Live - A Shares
(d)
402 $ 33
Liberty Media Corp-Liberty Live - C Shares
(d)
933 78
Madison Square Garden Sports Corp
(d)
328 66
Penn Entertainment Inc
(d)
3,313 60
TKO Group Holdings Inc 802 135
Vail Resorts Inc 132 20
$ 698
Environmental Control - 1 .41%
Clean Harbors Inc
(d)
895 211
Pentair PLC 2,953 302
Republic Services Inc 3,666 846
Tetra Tech Inc 4,177 153
Veralto Corp 234,134 24,544
Waste Management Inc 100,450 23,019
$ 49,075
Food - 0 .94%
Albertsons Cos Inc 7,518 144
Conagra Brands Inc 8,644 158
Flowers Foods Inc 3,800 60
General Mills Inc 9,956 488
Hershey Co/The 140,663 26,181
Hormel Foods Corp 5,242 147
Ingredion Inc 1,219 160
J M Smucker Co/The 1,862 200
Kellanova 5,037 402
Kraft Heinz Co/The 15,535 427
Kroger Co/The 11,027 773
Lamb Weston Holdings Inc 2,610 149
McCormick & Co Inc/MD 4,589 324
Mondelez International Inc 23,594 1,526
Performance Food Group Co
(d)
2,409 242
Pilgrim's Pride Corp 843 40
Post Holdings Inc
(d)
1,028 109
Seaboard Corp 5 16
Smithfield Foods Inc 695 17
Sysco Corp 4,078 325
The Campbell's Company 3,946 126
Tyson Foods Inc 5,071 265
US Foods Holding Corp
(d)
4,177 348
$ 32,627
Forest Products & Paper - 0 .01%
International Paper Co 9,525 445
Gas - 0 .03%
Atmos Energy Corp 2,859 446
MDU Resources Group Inc 4,127 71
National Fuel Gas Co 1,715 149
NiSource Inc 8,548 363
UGI Corp 4,131 149
$ 1,178
Hand & Machine Tools - 0 .02%
Lincoln Electric Holdings Inc 958 233
MSA Safety Inc 753 134
Snap-on Inc 906 291
Stanley Black & Decker Inc 2,789 189
$ 847
Healthcare - Products - 3 .23%
Abbott Laboratories 294,842 37,206
Agilent Technologies Inc 5,167 593
Align Technology Inc
(d)
1,221 158
Avantor Inc
(d)
1,826,081 24,542
Baxter International Inc 9,307 203
Bio-Techne Corp 3,010 165
Boston Scientific Corp
(d)
22,245 2,334
Bruker Corp 2,100 81
Cooper Cos Inc/The
(d)
3,602 255
Danaher Corp 11,605 2,288
DENTSPLY SIRONA Inc 4,359 62
Edwards Lifesciences Corp
(d)
10,463 830
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Envista Holdings Corp
(d)
3,417 $ 65
Exact Sciences Corp
(d)
3,176 149
GE HealthCare Technologies Inc 8,315 593
Globus Medical Inc
(d)
2,284 120
Hologic Inc
(d)
4,038 270
Medtronic PLC 384,522 34,699
QIAGEN NV 3,856 190
Repligen Corp
(d)
940 110
ResMed Inc 2,006 546
Revvity Inc 2,163 190
Solventum Corp
(d)
2,502 179
STERIS PLC 1,763 399
Stryker Corp 4,635 1,820
Teleflex Inc 910 109
Thermo Fisher Scientific Inc 6,868 3,212
Waters Corp
(d)
488 141
West Pharmaceutical Services Inc 1,276 305
Zimmer Biomet Holdings Inc 3,583 328
$ 112,142
Healthcare - Services - 1 .30%
Acadia Healthcare Co Inc
(d)
1,852 40
Amedisys Inc
(d)
658 65
Centene Corp
(d)
9,021 235
Charles River Laboratories International Inc
(d)
929 158
Chemed Corp 266 110
Cigna Group/The 4,464 1,194
Elevance Health Inc 50,884 14,404
Encompass Health Corp 1,788 197
HCA Healthcare Inc 2,486 880
Humana Inc 2,174 543
IQVIA Holdings Inc
(d)
3,165 588
Labcorp Holdings Inc 1,497 389
Molina Healthcare Inc
(d)
492 78
Quest Diagnostics Inc 2,007 336
Sotera Health Co
(d)
3,312 38
Tenet Healthcare Corp
(d)
1,643 265
UnitedHealth Group Inc 101,693 25,379
Universal Health Services Inc 976 162
$ 45,061
Home Builders - 1 .00%
DR Horton Inc 4,975 711
Lennar Corp - A Shares 291,718 32,725
Lennar Corp - B Shares 195 21
NVR Inc
(d)
50 377
PulteGroup Inc 3,613 408
Thor Industries Inc 1,037 94
Toll Brothers Inc 1,776 210
$ 34,546
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,231 93
SharkNinja Inc
(d)
1,169 135
Whirlpool Corp 1,093 91
$ 319
Housewares - 0 .00%
Newell Brands Inc 9,121 51
Scotts Miracle-Gro Co/The 890 56
$ 107
Insurance - 4 .97%
Aflac Inc 8,853 880
Allstate Corp/The 4,783 972
American Financial Group Inc/OH 1,261 158
American International Group Inc 420,284 32,627
Aon PLC 326 116
Arch Capital Group Ltd 6,623 570
Arthur J Gallagher & Co 76,211 21,892
Assurant Inc 897 168
Assured Guaranty Ltd 949 80
Axis Capital Holdings Ltd 1,544 145
Berkshire Hathaway Inc - Class B
(d)
71,389 33,687

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
(d)
1,164 $ 56
Brown & Brown Inc 4,462 408
Chubb Ltd 6,759 1,798
Cincinnati Financial Corp 2,782 410
CNA Financial Corp 427 19
Corebridge Financial Inc 4,613 164
Everest Group Ltd 46,419 15,587
Fidelity National Financial Inc 4,710 266
First American Financial Corp 2,001 120
Globe Life Inc 1,482 208
Hanover Insurance Group Inc/The 729 125
Hartford Insurance Group Inc/The 5,147 640
Kemper Corp 1,245 77
Lincoln National Corp 3,467 132
Loews Corp 3,087 280
Markel Group Inc
(d)
180 361
Marsh & McLennan Cos Inc 7,905 1,575
MetLife Inc 10,229 777
MGIC Investment Corp 4,748 123
Old Republic International Corp 4,390 159
Primerica Inc 622 165
Progressive Corp/The 124,177 30,056
Prudential Financial Inc 6,438 667
Reinsurance Group of America Inc 1,176 226
RenaissanceRe Holdings Ltd 842 205
RLI Corp 1,577 104
Travelers Cos Inc/The 4,096 1,066
Unum Group 3,126 224
W R Berkley Corp 5,506 379
White Mountains Insurance Group Ltd 46 82
Willis Towers Watson PLC 78,050 24,649
$ 172,403
Internet - 4 .49%
Alphabet Inc - A Shares 376,232 72,198
Alphabet Inc - C Shares 30,601 5,902
Amazon.com Inc
(d)
235,875 55,221
Booking Holdings Inc 37 204
CDW Corp/DE 2,197 383
eBay Inc 8,369 768
Etsy Inc
(d)
896 52
F5 Inc
(d)
1,021 320
Gen Digital Inc 8,896 262
IAC Inc
(d)
1,368 54
Lyft Inc
(d)
6,799 96
Maplebear Inc
(d)
3,307 159
Match Group Inc 4,696 161
Meta Platforms Inc 22,904 17,715
Pinterest Inc
(d)
5,388 208
Robinhood Markets Inc
(d)
11,660 1,201
Roku Inc
(d)
2,018 190
Trump Media & Technology Group Corp
(d),(e)
749 13
VeriSign Inc 1,540 414
Wayfair Inc
(d)
1,565 103
Zillow Group Inc - A Shares
(d)
1,072 82
Zillow Group Inc - C Shares
(d)
2,953 235
$ 155,941
Iron & Steel - 0 .05%
ATI Inc
(d)
2,518 194
Carpenter Technology Corp 692 173
Cleveland-Cliffs Inc
(d)
9,899 104
Nucor Corp 4,160 595
Reliance Inc 934 271
Steel Dynamics Inc 2,289 292
$ 1,629
Leisure Products & Services - 2 .19%
Amer Sports Inc
(d)
3,034 114
Brunswick Corp/DE 1,333 78
Carnival Corp
(d)
2,545,679 75,785
Harley-Davidson Inc 2,270 55
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Norwegian Cruise Line Holdings Ltd
(d)
876 $ 22
YETI Holdings Inc
(d)
1,677 62
$ 76,116
Lodging - 1 .75%
Boyd Gaming Corp 1,184 101
Choice Hotels International Inc
(e)
382 49
Hyatt Hotels Corp 818 115
Las Vegas Sands Corp 574,901 30,125
Marriott International Inc/MD 937 247
MGM Resorts International
(d)
3,934 143
Travel + Leisure Co 861 51
Wyndham Hotels & Resorts Inc 161 14
Wynn Resorts Ltd 274,008 29,875
$ 60,720
Machinery - Construction & Mining - 1 .67%
BWX Technologies Inc 83,605 12,702
Caterpillar Inc 7,375 3,231
Oshkosh Corp 1,220 154
Vertiv Holdings Co 287,944 41,925
$ 58,012
Machinery - Diversified - 0 .57%
AGCO Corp 1,264 149
Applied Industrial Technologies Inc 664 180
CNH Industrial NV 15,945 207
Cognex Corp 3,231 132
Crane Co 870 170
Deere & Co 26,407 13,847
Dover Corp 2,445 443
Esab Corp 1,160 156
Flowserve Corp 2,653 149
Gates Industrial Corp PLC
(d)
5,204 129
Graco Inc 2,998 252
IDEX Corp 1,352 221
Ingersoll Rand Inc 7,329 620
Middleby Corp/The
(d)
1,027 149
Nordson Corp 955 204
Otis Worldwide Corp 7,178 615
Regal Rexnord Corp 1,177 180
Rockwell Automation Inc 1,871 658
Toro Co/The 2,029 151
Westinghouse Air Brake Technologies Corp 3,065 588
Xylem Inc/NY 4,410 638
$ 19,838
Media - 1 .40%
Charter Communications Inc
(d)
1,625 438
Comcast Corp - Class A 583,666 19,395
FactSet Research Systems Inc 617 249
Fox Corp - A Shares 3,904 218
Fox Corp - B Shares 2,693 138
Liberty Broadband Corp - A Shares
(d)
266 16
Liberty Broadband Corp - C Shares
(d)
1,797 110
Liberty Global Ltd - A Shares
(d)
3,406 34
Liberty Global Ltd - C Shares
(d)
2,853 29
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
319 29
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
2,608 262
New York Times Co/The 2,896 150
News Corp - A Shares 6,872 201
News Corp - B Shares
(e)
2,279 76
Nexstar Media Group Inc 539 101
Paramount Global - Class B
(e)
11,452 144
Sirius XM Holdings Inc 3,863 82
Walt Disney Co/The 220,063 26,212
Warner Bros Discovery Inc
(d)
40,584 534
$ 48,418

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 1,347 $ 155
Mueller Industries Inc 1,947 166
RBC Bearings Inc
(d)
422 163
Timken Co/The 1,274 97
Valmont Industries Inc 404 147
$ 728
Mining - 0 .10%
Alcoa Corp 4,976 149
Anglogold Ashanti Plc 8,038 372
Freeport-McMoRan Inc 26,048 1,048
MP Materials Corp
(d)
2,455 151
Newmont Corp 20,268 1,259
Royal Gold Inc 1,170 177
Southern Copper Corp 1,561 147
$ 3,303
Miscellaneous Manufacturers - 0 .15%
3M Co 8,217 1,226
A O Smith Corp 2,216 157
Carlisle Cos Inc 661 235
Donaldson Co Inc 2,283 164
Illinois Tool Works Inc 3,556 910
ITT Inc 1,443 245
Parker-Hannifin Corp 2,334 1,708
Teledyne Technologies Inc
(d)
818 451
Textron Inc 3,252 253
$ 5,349
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
897 304
Oil & Gas - 5 .98%
Antero Resources Corp
(d)
5,252 183
APA Corp 7,217 139
Chevron Corp 326,392 49,494
Chord Energy Corp 1,203 133
Civitas Resources Inc 1,876 57
ConocoPhillips 23,052 2,198
Coterra Energy Inc 13,722 335
Devon Energy Corp 11,305 376
Diamondback Energy Inc 3,448 513
EOG Resources Inc 93,387 11,209
EQT Corp 10,810 581
Expand Energy Corp 3,979 417
Exxon Mobil Corp 725,472 80,991
HF Sinclair Corp 2,929 129
Marathon Petroleum Corp 5,654 962
Matador Resources Co 2,389 119
Occidental Petroleum Corp 12,249 538
Ovintiv Inc 4,703 194
Permian Resources Corp 1,469,000 20,801
Phillips 66 298,980 36,947
Range Resources Corp 4,274 157
Valero Energy Corp 5,664 778
Viper Energy Inc 2,669 100
Weatherford International PLC 1,446 82
$ 207,433
Oil & Gas Services - 0 .93%
Baker Hughes Co 18,052 813
Halliburton Co 1,347,594 30,186
NOV Inc 7,604 96
Schlumberger NV 24,768 837
TechnipFMC PLC 7,541 274
$ 32,206
Packaging & Containers - 0 .06%
Amcor PLC 41,370 387
AptarGroup Inc 1,165 183
Ardagh Group SA
(d),(f)
412 —
Ball Corp 5,120 293
Crown Holdings Inc 2,082 207
Graphic Packaging Holding Co 6,060 135
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Packaging Corp of America 1,582 $ 307
Sealed Air Corp 3,028 89
Silgan Holdings Inc 1,824 85
Smurfit WestRock PLC 9,467 420
Sonoco Products Co 2,004 90
$ 2,196
Pharmaceuticals - 3 .34%
Becton Dickinson & Co 5,189 925
BellRing Brands Inc
(d)
2,584 141
Bristol-Myers Squibb Co 29,979 1,298
Cardinal Health Inc 2,163 336
CVS Health Corp 22,807 1,416
Elanco Animal Health Inc
(d)
10,014 137
Henry Schein Inc
(d)
2,099 142
Jazz Pharmaceuticals PLC
(d)
1,208 138
Johnson & Johnson 185,248 30,518
McKesson Corp 17,925 12,431
Merck & Co Inc 446,719 34,898
Neurocrine Biosciences Inc
(d)
284 36
Organon & Co 5,285 51
Pfizer Inc 103,547 2,412
Sanofi SA ADR 667,320 30,457
Viatris Inc 21,496 188
Zoetis Inc 1,616 236
$ 115,760
Pipelines - 0 .12%
Antero Midstream Corp 6,804 125
Cheniere Energy Inc 2,184 515
DT Midstream Inc 1,822 187
Kinder Morgan Inc 35,423 994
ONEOK Inc 11,364 933
Williams Cos Inc/The 20,999 1,259
$ 4,013
Private Equity - 0 .05%
Carlyle Group Inc/The 4,736 287
KKR & Co Inc 9,255 1,357
$ 1,644
Real Estate - 0 .05%
CBRE Group Inc
(d)
4,798 747
CoStar Group Inc
(d)
6,642 632
Howard Hughes Holdings Inc
(d)
682 47
Jones Lang LaSalle Inc
(d)
599 162
$ 1,588
REITs - 4 .63%
AGNC Investment Corp 17,175 162
Agree Realty Corp 330,787 23,717
Alexandria Real Estate Equities Inc 3,098 237
American Homes 4 Rent 6,199 215
American Tower Corp 51,155 10,660
Americold Realty Trust Inc 5,801 93
Annaly Capital Management Inc 10,988 223
AvalonBay Communities Inc 2,566 478
Brixmor Property Group Inc 5,850 153
BXP Inc 2,860 187
Camden Property Trust 1,949 213
Cousins Properties Inc 3,397 92
Crown Castle Inc 7,883 828
CubeSmart 4,097 159
Digital Realty Trust Inc 6,122 1,080
EastGroup Properties Inc 945 154
EPR Properties 1,518 84
Equinix Inc 1,770 1,390
Equity LifeStyle Properties Inc 3,426 205
Equity Residential 6,877 435
Essex Property Trust Inc 1,134 295
Extra Space Storage Inc 3,812 512
Federal Realty Investment Trust 1,626 150
First Industrial Realty Trust Inc 2,606 127
Gaming and Leisure Properties Inc 4,781 218

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc 6,678 $ 103
Healthpeak Properties Inc 12,606 214
Highwoods Properties Inc 2,157 63
Host Hotels & Resorts Inc 12,465 196
Invitation Homes Inc 11,122 341
Iron Mountain Inc 5,319 518
Kilroy Realty Corp 2,388 88
Kimco Realty Corp 12,151 258
Lineage Inc 1,413 61
Medical Properties Trust Inc 10,151 42
Mid-America Apartment Communities Inc 2,096 299
Millrose Properties Inc 2,439 73
National Storage Affiliates Trust 1,537 45
NNN REIT Inc 3,589 148
Omega Healthcare Investors Inc 5,212 203
Park Hotels & Resorts Inc 4,478 48
Prologis Inc 397,688 42,465
Public Storage 107,976 29,363
Rayonier Inc 3,151 73
Realty Income Corp 16,254 912
Regency Centers Corp 3,265 233
Rexford Industrial Realty Inc 4,307 157
Rithm Capital Corp 10,765 130
SBA Communications Corp 1,931 434
Simon Property Group Inc 4,570 749
STAG Industrial Inc 3,799 130
Starwood Property Trust Inc 6,472 126
Sun Communities Inc 1,833 227
UDR Inc 5,663 222
Ventas Inc 7,926 532
VICI Properties Inc 1,148,152 37,430
Vornado Realty Trust 3,590 138
Welltower Inc 11,920 1,968
Weyerhaeuser Co 13,182 330
WP Carey Inc 3,922 252
$ 160,638
Retail - 3 .04%
AutoNation Inc
(d)
559 108
AutoZone Inc
(d)
256 965
Bath & Body Works Inc 4,334 125
Best Buy Co Inc 3,495 227
BJ's Wholesale Club Holdings Inc
(d)
2,003 212
CarMax Inc
(d)
2,751 156
Casey's General Stores Inc 544 283
Darden Restaurants Inc 53,403 10,770
Dick's Sporting Goods Inc 960 203
Dillard's Inc 68 32
Dollar General Corp 3,977 417
Dollar Tree Inc
(d)
3,676 417
Domino's Pizza Inc 374 173
Ferguson Enterprises Inc 3,296 736
Five Below Inc
(d)
1,094 149
Floor & Decor Holdings Inc
(d)
1,466 112
Freshpet Inc
(d)
697 48
GameStop Corp
(d),(e)
7,438 167
Gap Inc/The 4,463 87
Genuine Parts Co 2,500 322
Home Depot Inc/The 4,290 1,577
Lithia Motors Inc 463 133
Lowe's Cos Inc 10,193 2,279
Lululemon Athletica Inc
(d)
783 157
Macy's Inc 5,639 71
McDonald's Corp 88,801 26,647
MSC Industrial Direct Co Inc 896 78
Ollie's Bargain Outlet Holdings Inc
(d)
1,169 160
O'Reilly Automotive Inc
(d)
246,268 24,213
Penske Automotive Group Inc 376 63
QXO Inc
(d),(e)
10,817 217
Restaurant Brands International Inc 2,247 152
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
RH
(d),(e)
267 $ 55
Ross Stores Inc 4,672 638
Starbucks Corp 17,964 1,602
Target Corp 8,260 830
TJX Cos Inc/The 10,167 1,266
Ulta Beauty Inc
(d)
588 303
Walgreens Boots Alliance Inc 13,735 160
Walmart Inc 290,032 28,417
Wendy's Co/The 1,877 18
Williams-Sonoma Inc 1,807 338
Yum! Brands Inc 3,349 483
$ 105,566
Savings & Loans - 0 .00%
TFS Financial Corp 1,067 14
Semiconductors - 4 .65%
Advanced Micro Devices Inc
(d)
12,158 2,144
Allegro MicroSystems Inc
(d)
2,576 81
Amkor Technology Inc 2,480 56
Analog Devices Inc 9,019 2,026
Applied Materials Inc 10,578 1,905
Cirrus Logic Inc
(d)
1,079 109
Entegris Inc 474,488 37,228
GLOBALFOUNDRIES Inc
(d)
2,091 78
Intel Corp
(d)
79,644 1,577
IPG Photonics Corp
(d)
508 38
Lattice Semiconductor Corp
(d)
498 25
MACOM Technology Solutions Holdings Inc
(d)
970 133
Marvell Technology Inc 231,768 18,627
Microchip Technology Inc 442,559 29,912
Micron Technology Inc 20,345 2,220
MKS Inc 1,384 132
ON Semiconductor Corp
(d)
7,656 431
Onto Innovation Inc
(d)
771 73
Qorvo Inc
(d)
1,782 149
QUALCOMM Inc 279,715 41,051
Skyworks Solutions Inc 2,765 189
Teradyne Inc 2,902 312
Texas Instruments Inc 125,580 22,738
$ 161,234
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 682 190
Software - 5 .29%
Akamai Technologies Inc
(d)
2,588 198
BILL Holdings Inc
(d)
1,757 75
Broadridge Financial Solutions Inc 224 55
CCC Intelligent Solutions Holdings Inc
(d)
10,597 103
Concentrix Corp 1,019 53
Dayforce Inc
(d)
2,658 153
Docusign Inc
(d)
998 76
DoubleVerify Holdings Inc
(d)
1,684 26
Dropbox Inc - A Shares
(d)
3,029 82
Electronic Arts Inc 147,659 22,516
Fair Isaac Corp
(d)
65 93
Fidelity National Information Services Inc 620,919 49,307
Fiserv Inc
(d)
7,252 1,008
Informatica Inc
(d)
2,184 54
Jack Henry & Associates Inc 1,297 220
Microsoft Corp 67,450 35,985
MicroStrategy Inc
(d)
4,273 1,717
MongoDB Inc
(d)
1,271 302
MSCI Inc 682 383
nCino Inc
(d)
1,863 52
Nutanix Inc
(d)
3,425 257
Oracle Corp 160,432 40,713
Paychex Inc 3,988 576
Paycom Software Inc 473 110
Pegasystems Inc 1,181 69
PTC Inc
(d)
1,894 407
Roper Technologies Inc 1,931 1,063

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Salesforce Inc 96,894 $ 25,031
SentinelOne Inc
(d)
1,650 30
SS&C Technologies Holdings Inc 3,826 327
Synopsys Inc
(d)
914 579
Take-Two Interactive Software Inc
(d)
2,132 475
Teradata Corp
(d)
1,494 31
Twilio Inc
(d)
2,111 272
Tyler Technologies Inc
(d)
148 87
UiPath Inc
(d)
8,862 104
Unity Software Inc
(d)
5,730 191
Veeva Systems Inc
(d)
566 161
Zoom Communications Inc
(d)
4,761 353
ZoomInfo Technologies Inc
(d)
6,583 71
$ 183,365
Telecommunications - 1 .10%
AST SpaceMobile Inc
(d)
266 14
AT&T Inc 127,862 3,505
Ciena Corp
(d)
2,544 236
Cisco Systems Inc 72,539 4,938
Corning Inc 14,207 898
Frontier Communications Parent Inc
(d)
4,504 166
GCI Liberty Inc
(d)
53 2
GCI Liberty Inc
(d)
359 12
Iridium Communications Inc 1,778 44
Millicom International Cellular SA 2,089 84
Motorola Solutions Inc 1,729 759
T-Mobile US Inc 102,094 24,340
Verizon Communications Inc 76,973 3,291
$ 38,289
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,378 179
Mattel Inc
(d)
6,535 111
$ 290
Transportation - 1 .70%
CH Robinson Worldwide Inc 2,114 244
CSX Corp 845,287 30,041
Expeditors International of Washington Inc 2,469 287
FedEx Corp 3,941 881
JB Hunt Transport Services Inc 151,054 21,759
Kirby Corp
(d)
1,153 110
Knight-Swift Transportation Holdings Inc 3,204 136
Landstar System Inc 707 94
Norfolk Southern Corp 4,092 1,138
Old Dominion Freight Line Inc 3,177 474
Ryder System Inc 820 146
Saia Inc
(d)
499 151
Schneider National Inc 1,020 25
Union Pacific Corp 10,001 2,220
United Parcel Service Inc 13,353 1,150
XPO Inc
(d)
1,629 196
$ 59,052
Water - 0 .02%
American Water Works Co Inc 3,523 494
Essential Utilities Inc 4,993 184
$ 678
TOTAL COMMON STOCKS $ 3,245,317
Total Investments $ 3,468,281
Other Assets and Liabilities -  0.02% 765
TOTAL NET ASSETS - 100.00% $ 3,469,046
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $564 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $551 or 0.02% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Value Fund III
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 90,344 $ 1,202,772 $ 1,176,234 $ 116,882
$ 90,344 $ 1,202,772 $ 1,176,234 $ 116,882
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 3,040 $ — $ — $ —
$ 3,040 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2025 Long 134 $ 42,707 $ 54
Total $ 54
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .11 % Shares Held Value (000's)
Money Market Funds - 0 .11%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
7,542,753 $ 7,542
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
28,292,729 28,293
$ 35,835
TOTAL INVESTMENT COMPANIES $ 35,835
COMMON STOCKS - 99 .93 % Shares Held Value (000's)
Aerospace & Defense - 10 .62%
HEICO Corp - Class A 6,795,024 $ 1,753,728
TransDigm Group Inc 1,063,834 1,711,134
$ 3,464,862
Building Materials - 7 .06%
Eagle Materials Inc 219,770 49,292
Martin Marietta Materials Inc 1,513,782 870,243
Vulcan Materials Co 5,036,687 1,383,427
$ 2,302,962
Chemicals - 1 .54%
Air Products and Chemicals Inc 933,112 268,624
Perimeter Solutions Inc
(c),(d)
8,056,257 129,948
Sherwin-Williams Co/The 311,999 103,234
$ 501,806
Commercial Services - 1 .96%
Ashtead Group PLC ADR 379,564 102,957
Moody's Corp 195,617 100,885
Toast Inc
(d)
4,386,051 214,215
Verisk Analytics Inc 787,954 219,611
$ 637,668
Computers - 0 .93%
Gartner Inc
(d)
895,012 303,096
Distribution & Wholesale - 4 .71%
Copart Inc
(d)
25,274,952 1,145,713
Fastenal Co 8,436,501 389,176
$ 1,534,889
Diversified Financial Services - 4 .21%
Ares Management Corp 2,631,551 488,231
Brookfield Asset Management Ltd 4,894,466 301,842
Brookfield Wealth Solutions Ltd
(d),(e)
156,328 10,463
LPL Financial Holdings Inc 1,450,577 574,037
$ 1,374,573
Electric - 3 .46%
Brookfield Infrastructure Partners LP 26,224,270 818,197
Brookfield Renewable Corp
(e)
2,542,298 93,125
Brookfield Renewable Partners LP 7,902,005 217,700
$ 1,129,022
Electrical Components & Equipment - 0 .74%
AMETEK Inc 1,306,857 241,573
Electronics - 0 .88%
Mettler-Toledo International Inc
(d)
231,639 285,768
Entertainment - 3 .30%
Liberty Media Corp-Liberty Live - A Shares
(d)
72,099 5,898
Liberty Media Corp-Liberty Live - C Shares
(d)
750,796 63,239
Live Nation Entertainment Inc
(d)
6,821,420 1,007,524
$ 1,076,661
Environmental Control - 1 .04%
Veralto Corp 605,003 63,422
Waste Connections Inc 1,472,028 274,784
$ 338,206
Healthcare - Products - 1 .68%
IDEXX Laboratories Inc
(d)
705,779 377,105
Waters Corp
(d)
587,980 169,785
$ 546,890
Home Builders - 1 .88%
Lennar Corp - A Shares 2,208,343 247,732
Lennar Corp - B Shares 38,636 4,141
NVR Inc
(d)
47,804 360,896
$ 612,769
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9 .51%
Arch Capital Group Ltd 3,550,786 $ 305,581
Arthur J Gallagher & Co 1,388,075 398,724
Brown & Brown Inc 11,010,674 1,006,045
Markel Group Inc
(d)
406,130 815,627
Progressive Corp/The 623,839 150,994
Ryan Specialty Holdings Inc 2,892,048 176,964
W R Berkley Corp 3,611,506 248,508
$ 3,102,443
Internet - 0 .29%
Wix.com Ltd
(d)
706,664 96,127
Lodging - 5 .78%
Hilton Worldwide Holdings Inc 5,747,490 1,540,787
Hyatt Hotels Corp 2,448,213 345,125
$ 1,885,912
Machinery - Diversified - 0 .39%
Graco Inc 1,524,343 128,014
Media - 1 .81%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
505,651 45,569
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,429,067 544,807
$ 590,376
Private Equity - 9 .98%
Brookfield Corp 27,078,263 1,815,597
KKR & Co Inc 9,833,222 1,441,354
$ 3,256,951
Real Estate - 6 .31%
CBRE Group Inc
(d)
6,594,280 1,026,993
CoStar Group Inc
(d)
10,841,780 1,032,029
Seaport Entertainment Group Inc
(d)
16,812 388
$ 2,059,410
REITs - 0 .09%
Millrose Properties Inc 1,020,102 30,593
Retail - 7 .89%
CarMax Inc
(d)
1,277,523 72,321
Domino's Pizza Inc 1,199,821 555,769
Floor & Decor Holdings Inc
(d)
4,450,220 341,065
O'Reilly Automotive Inc
(d)
14,496,718 1,425,317
Ross Stores Inc 1,323,669 180,734
$ 2,575,206
Semiconductors - 0 .91%
Entegris Inc 3,763,087 295,252
Software - 12 .96%
Appfolio Inc
(d)
651,233 174,127
CCC Intelligent Solutions Holdings Inc
(d)
27,438,814 265,333
Constellation Software Inc/Canada 166,038 572,964
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
237,019 340,530
Jack Henry & Associates Inc 191,711 32,556
Lumine Group Inc
(d)
365,748 14,241
MSCI Inc 1,102,899 619,123
Procore Technologies Inc
(d)
2,433,272 174,295
Roper Technologies Inc 1,280,414 704,740
Synopsys Inc
(d)
117,346 74,335
Topicus.com Inc
(d)
426,887 58,637
Tyler Technologies Inc
(d)
889,098 519,731
Veeva Systems Inc
(d)
2,383,227 677,313
$ 4,227,925
TOTAL COMMON STOCKS $ 32,598,954
Total Investments $ 32,634,789
Other Assets and Liabilities -  (0.04)% (13,116)
TOTAL NET ASSETS - 100.00% $ 32,621,673

Schedule of Investments
MidCap Fund
July 31, 2025 (unaudited)

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $35,832 or
0.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $34,988 or 0.11% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases
(*)
Sales
(*)
July 31, 2025
Value Cost Proceeds Value
Perimeter Solutions Inc $ — $ 85,202 $ — $ 129,948
Perimeter Solutions SA 105,909 8,651 93,853 —
Principal Government Money Market Fund - Class R-6 4.22% 28,530 3,161,211 3,161,448 28,293
$ 134,439 $ 3,255,064 $ 3,255,301 $ 158,241
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions Inc $ — $ — $ — $ 44,746
Perimeter Solutions SA — — — (20,707)
Principal Government Money Market Fund - Class R-6 4.22% 906 — — —
$ 906 $ — $ — $ 24,039
Amounts in thousands.
(*) Perimeter Solutions Inc was involved in a cusip and name change effective 11/21/24.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 3 .73 % Shares Held Value (000's)
Money Market Funds - 3 .73%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
612,110 $ 612
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
6,791,678 6,792
$ 7,404
TOTAL INVESTMENT COMPANIES $ 7,404
COMMON STOCKS - 97 .65 % Shares Held Value (000's)
Advertising - 1 .20%
Trade Desk Inc/The
(d)
27,345 $ 2,378
Aerospace & Defense - 0 .95%
AeroVironment Inc
(d)
7,061 1,890
Apparel - 2 .53%
Ralph Lauren Corp 6,749 2,016
Tapestry Inc 27,804 3,004
$ 5,020
Biotechnology - 2 .67%
Alnylam Pharmaceuticals Inc
(d)
13,534 5,309
Building Materials - 1 .01%
Johnson Controls International plc 19,079 2,003
Commercial Services - 2 .55%
Toast Inc
(d)
41,853 2,044
United Rentals Inc 3,418 3,018
$ 5,062
Distribution & Wholesale - 2 .56%
Fastenal Co 109,998 5,074
Diversified Financial Services - 14 .63%
Ameriprise Financial Inc 5,643 2,924
Ares Management Corp 12,441 2,308
Coinbase Global Inc
(d)
7,540 2,848
Evercore Inc - Class A 18,816 5,666
Interactive Brokers Group Inc - A Shares 77,494 5,081
Invesco Ltd 192,036 4,035
Rocket Cos Inc
(e)
197,449 2,916
Synchrony Financial 46,942 3,271
$ 29,049
Electric - 1 .87%
Vistra Corp 17,821 3,717
Electrical Components & Equipment - 1 .04%
Generac Holdings Inc
(d)
10,566 2,057
Electronics - 3 .10%
Keysight Technologies Inc
(d)
10,963 1,797
Trimble Inc
(d)
51,917 4,355
$ 6,152
Energy - Alternate Sources - 1 .42%
First Solar Inc
(d)
16,154 2,823
Engineering & Construction - 3 .63%
EMCOR Group Inc 6,336 3,976
MasTec Inc
(d)
17,089 3,233
$ 7,209
Entertainment - 3 .83%
Live Nation Entertainment Inc
(d)
25,123 3,711
TKO Group Holdings Inc 23,181 3,894
$ 7,605
Healthcare - Products - 1 .89%
Natera Inc
(d)
13,114 1,753
Penumbra Inc
(d)
7,913 1,996
$ 3,749
Healthcare - Services - 1 .16%
Charles River Laboratories International Inc
(d)
13,594 2,306
Home Furnishings - 2 .26%
SharkNinja Inc
(d)
18,817 2,185
Somnigroup International Inc 31,921 2,310
$ 4,495
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 5 .23%
Chewy Inc
(d)
80,210 $ 2,944
DoorDash Inc - Class A
(d)
19,354 4,843
Sea Ltd ADR
(d)
16,628 2,605
$ 10,392
Leisure Products & Services - 3 .95%
Planet Fitness Inc
(d)
23,753 2,594
Royal Caribbean Cruises Ltd 16,539 5,257
$ 7,851
Machinery - Construction & Mining - 3 .98%
GE Vernova Inc 6,931 4,577
Vertiv Holdings Co 22,894 3,333
$ 7,910
Machinery - Diversified - 2 .02%
Rockwell Automation Inc 11,381 4,003
Miscellaneous Manufacturers - 3 .17%
Axon Enterprise Inc
(d)
4,310 3,256
Parker-Hannifin Corp 4,137 3,028
$ 6,284
Oil & Gas - 2 .06%
Expand Energy Corp 39,114 4,098
Pharmaceuticals - 1 .55%
Dexcom Inc
(d)
38,074 3,075
Real Estate - 1 .13%
Jones Lang LaSalle Inc
(d)
8,287 2,241
Retail - 5 .65%
Carvana Co
(d)
8,884 3,466
Dollar Tree Inc
(d)
19,911 2,261
Ulta Beauty Inc
(d)
5,972 3,076
Wingstop Inc 6,383 2,408
$ 11,211
Semiconductors - 1 .57%
STMicroelectronics NV 122,429 3,113
Software - 16 .22%
Cloudflare Inc
(d)
18,511 3,844
Datadog Inc
(d)
27,793 3,891
HubSpot Inc
(d)
4,234 2,200
MicroStrategy Inc
(d)
10,601 4,260
Paycom Software Inc 13,789 3,193
ROBLOX Corp
(d)
21,590 2,975
Snowflake Inc - Class A
(d)
15,899 3,553
Twilio Inc
(d)
27,498 3,547
Veeva Systems Inc
(d)
16,649 4,732
$ 32,195
Toys, Games & Hobbies - 1 .31%
Hasbro Inc 34,610 2,601
Transportation - 1 .51%
XPO Inc
(d)
24,922 2,998
TOTAL COMMON STOCKS $ 193,870
Total Investments $ 201,274
Other Assets and Liabilities -  (1.38)% (2,743)
TOTAL NET ASSETS - 100.00% $ 198,531
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,932 or
1.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,887 or 1.45% of net assets.

Schedule of Investments
MidCap Growth Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 4,872 $ 153,279 $ 151,359 $ 6,792
$ 4,872 $ 153,279 $ 151,359 $ 6,792
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 188 $ — $ — $ —
$ 188 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 2.14% Shares Held Value (000's)
Exchange-Traded Funds - 0.14%
iShares Russell Mid-Cap Growth ETF 2,300 $ 325
Money Market Funds - 2.00%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
343,132 343
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(c)
4,515,768 4,516
$ 4,859
TOTAL INVESTMENT COMPANIES $ 5,184
COMMON STOCKS - 97.72% Shares Held Value (000's)
Advertising - 0.69%
Trade Desk Inc/The
(d)
19,158 $ 1,666
Aerospace & Defense - 1.73%
FTAI Aviation Ltd 706 97
HEICO Corp 7,249 2,369
HEICO Corp - Class A 522 135
Howmet Aerospace Inc 2,790 502
Karman Holdings Inc
(d)
330 17
Leonardo DRS Inc 217 9
Loar Holdings Inc
(d)
266 20
Rocket Lab Corp
(d)
2,725 125
Spirit AeroSystems Holdings Inc
(d)
89 3
StandardAero Inc
(d)
32,586 930
$ 4,207
Agriculture - 0.00%
Darling Ingredients Inc
(d)
122 4
Airlines - 0.01%
Alaska Air Group Inc
(d)
157 9
American Airlines Group Inc
(d)
286 3
Southwest Airlines Co 392 12
$ 24
Apparel - 0.55%
Birkenstock Holding Plc
(d)
117 6
Deckers Outdoor Corp
(d)
10,486 1,113
On Holding AG
(d)
1,531 74
Ralph Lauren Corp 20 6
Tapestry Inc 1,320 143
$ 1,342
Automobile Manufacturers - 0.36%
Cummins Inc 2,374 873
Automobile Parts & Equipment - 0.00%
Allison Transmission Holdings Inc 105 9
Banks - 0.02%
Bank of New York Mellon Corp/The 360 36
Pinnacle Financial Partners Inc 44 4
Popular Inc 45 5
Western Alliance Bancorp 164 13
$ 58
Beverages - 0.50%
Celsius Holdings Inc
(d)
26,833 1,217
Coca-Cola Consolidated Inc 51 5
$ 1,222
Biotechnology - 2.39%
Alnylam Pharmaceuticals Inc
(d)
4,242 1,664
Apellis Pharmaceuticals Inc
(d)
720 16
Corteva Inc 15,557 1,122
Exelixis Inc
(d)
1,519 55
Halozyme Therapeutics Inc
(d)
851 51
Illumina Inc
(d)
16,388 1,683
Incyte Corp
(d)
282 21
Insmed Inc
(d)
10,131 1,087
Ionis Pharmaceuticals Inc
(d)
1,003 43
Sarepta Therapeutics Inc
(d)
538 9
Summit Therapeutics Inc
(d),(e)
800 21
Ultragenyx Pharmaceutical Inc
(d)
614 17
Viking Therapeutics Inc
(d),(e)
74 3
$ 5,792
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 2.49%
AAON Inc 465 $ 39
Armstrong World Industries Inc 88 16
Eagle Materials Inc 14 3
James Hardie Industries PLC
(d)
639 16
Lennox International Inc 3,725 2,269
Martin Marietta Materials Inc 2,903 1,669
Simpson Manufacturing Co Inc 24 4
Trex Co Inc
(d)
31,486 2,023
$ 6,039
Commercial Services - 8.06%
Affirm Holdings Inc
(d)
1,109 76
Avis Budget Group Inc
(d),(e)
43 7
Block Inc
(d)
1,403 108
Booz Allen Hamilton Holding Corp 8,608 924
Bright Horizons Family Solutions Inc
(d)
55 6
Corpay Inc
(d)
5,935 1,917
Equifax Inc 9,101 2,187
Grand Canyon Education Inc
(d)
58 10
H&R Block Inc 166 9
MarketAxess Holdings Inc 9,094 1,869
Moody's Corp 2,317 1,195
Morningstar Inc 110 30
Paylocity Holding Corp
(d)
285 53
Quanta Services Inc 5,119 2,079
RB Global Inc 27,079 2,932
Rollins Inc 40,666 2,329
Shift4 Payments Inc
(d),(e)
33,548 3,455
Toast Inc
(d)
3,143 153
U-Haul Holding Co
(d),(e)
30 2
U-Haul Holding Co 270 14
Valvoline Inc
(d)
781 28
Verisk Analytics Inc 584 163
WEX Inc
(d)
19 3
WillScot Holdings Corp 333 10
$ 19,559
Computers - 2.39%
EPAM Systems Inc
(d)
9,309 1,468
ExlService Holdings Inc
(d)
1,100 48
Gartner Inc
(d)
2,183 739
Globant SA
(d)
12,551 1,057
KBR Inc 83 4
Kyndryl Holdings Inc
(d)
105 4
Lumentum Holdings Inc
(d)
36 4
NetApp Inc 558 58
Okta Inc
(d)
8,342 816
Pure Storage Inc
(d)
1,851 110
Rubrik Inc
(d)
400 38
Super Micro Computer Inc
(d)
1,639 97
Zscaler Inc
(d)
4,714 1,346
$ 5,789
Cosmetics & Personal Care - 0.87%
elf Beauty Inc
(d)
17,446 2,114
Distribution & Wholesale - 1.47%
Core & Main Inc
(d)
19,734 1,256
Fastenal Co 43,637 2,013
Pool Corp 46 14
SiteOne Landscape Supply Inc
(d)
98 14
WW Grainger Inc 263 273
$ 3,570
Diversified Financial Services - 5.06%
Ally Financial Inc 240 9
Ameriprise Financial Inc 603 313
Ares Management Corp 19,673 3,650
Blue Owl Capital Inc 4,229 82
Coinbase Global Inc
(d)
3,244 1,226
Credit Acceptance Corp
(d)
5 2
Freedom Holding Corp/NV
(d)
103 19
Hamilton Lane Inc 179 27
Houlihan Lokey Inc 9,102 1,735

Schedule of Investments
MidCap Growth Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Jefferies Financial Group Inc 260 $ 15
Lazard Inc 158 8
LPL Financial Holdings Inc 7,061 2,794
Raymond James Financial Inc 13,736 2,296
SLM Corp 213 7
SoFi Technologies Inc
(d)
994 22
TPG Inc 844 48
Tradeweb Markets Inc 71 10
UWM Holdings Corp 149 1
XP Inc 286 5
$ 12,269
Electric - 1.31%
NRG Energy Inc 1,378 230
Vistra Corp 14,187 2,959
$ 3,189
Electronics - 0.57%
Jabil Inc 477 106
Trimble Inc
(d)
15,258 1,280
$ 1,386
Energy - Alternate Sources - 0.01%
Enphase Energy Inc
(d)
881 29
Engineering & Construction - 0.11%
Comfort Systems USA Inc 242 170
EMCOR Group Inc 106 67
MasTec Inc
(d)
89 17
TopBuild Corp
(d)
14 5
$ 259
Entertainment - 4.20%
Churchill Downs Inc 22,531 2,412
DraftKings Inc
(d)
101,581 4,575
Flutter Entertainment PLC
(d)
1,008 305
Light & Wonder Inc
(d)
576 55
Live Nation Entertainment Inc
(d)
18,772 2,773
TKO Group Holdings Inc 201 34
Vail Resorts Inc 202 30
$ 10,184
Environmental Control - 0.75%
Tetra Tech Inc 343 13
Veralto Corp 659 69
Waste Connections Inc 9,345 1,744
$ 1,826
Food - 0.12%
Hershey Co/The 122 23
Performance Food Group Co
(d)
131 13
Sprouts Farmers Market Inc
(d)
679 103
Sysco Corp 1,810 144
$ 283
Healthcare - Products - 6.46%
Align Technology Inc
(d)
1,088 140
Bio-Techne Corp 18,529 1,014
Exact Sciences Corp
(d)
72 3
IDEXX Laboratories Inc
(d)
2,530 1,352
Inspire Medical Systems Inc
(d)
3,445 429
Insulet Corp
(d)
10,549 3,042
Masimo Corp
(d)
312 48
Natera Inc
(d)
11,275 1,507
Penumbra Inc
(d)
9,299 2,346
Repligen Corp
(d)
14,109 1,652
ResMed Inc 8,747 2,379
Tempus AI Inc
(d),(e)
570 32
Waters Corp
(d)
217 63
West Pharmaceutical Services Inc 6,976 1,669
$ 15,676
Healthcare - Services - 0.62%
Chemed Corp 9 4
DaVita Inc
(d)
266 37
Encompass Health Corp 9,861 1,086
IQVIA Holdings Inc
(d)
1,530 284
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Medpace Holdings Inc
(d)
158 $ 68
Molina Healthcare Inc
(d)
204 32
Sotera Health Co
(d)
125 1
$ 1,512
Home Furnishings - 0.05%
SharkNinja Inc
(d)
89 10
Somnigroup International Inc 1,404 102
$ 112
Insurance - 1.41%
Brown & Brown Inc 202 19
Equitable Holdings Inc 40,612 2,085
Everest Group Ltd 40 13
Kinsale Capital Group Inc 153 67
Markel Group Inc
(d)
18 36
RLI Corp 39 3
Ryan Specialty Holdings Inc 19,636 1,202
$ 3,425
Internet - 2.55%
CDW Corp/DE 5,879 1,025
Chewy Inc
(d)
42,116 1,545
Coupang Inc
(d)
8,642 254
DoorDash Inc - Class A
(d)
6,277 1,571
Etsy Inc
(d)
412 24
Expedia Group Inc 841 152
Gen Digital Inc 406 12
GoDaddy Inc
(d)
956 154
Lyft Inc
(d)
470 7
Pinterest Inc
(d)
31,386 1,212
Reddit Inc
(d)
811 130
Robinhood Markets Inc
(d)
688 71
Roku Inc
(d)
123 12
Trump Media & Technology Group Corp
(d),(e)
413 7
Wayfair Inc
(d)
124 8
$ 6,184
Iron & Steel - 0.44%
Carpenter Technology Corp 4,187 1,044
Steel Dynamics Inc 97 13
$ 1,057
Leisure Products & Services - 1.88%
Carnival Corp
(d)
2,315 69
Norwegian Cruise Line Holdings Ltd
(d)
2,762 71
Planet Fitness Inc
(d)
582 63
Royal Caribbean Cruises Ltd 13,458 4,278
Viking Holdings Ltd
(d)
1,412 83
$ 4,564
Lodging - 2.77%
Choice Hotels International Inc
(e)
61 8
Hilton Worldwide Holdings Inc 19,164 5,137
Las Vegas Sands Corp 2,230 117
Travel + Leisure Co 153 9
Wyndham Hotels & Resorts Inc 471 40
Wynn Resorts Ltd 12,847 1,401
$ 6,712
Machinery - Construction & Mining - 3.25%
BWX Technologies Inc 17,593 2,673
GE Vernova Inc 1,416 935
Vertiv Holdings Co 29,430 4,285
$ 7,893
Machinery - Diversified - 1.82%
Graco Inc 22,589 1,897
Rockwell Automation Inc 63 22
Westinghouse Air Brake Technologies Corp 13,004 2,498
$ 4,417
Media - 0.03%
FactSet Research Systems Inc 17 7
Liberty Broadband Corp - A Shares
(d)
31 2
Liberty Broadband Corp - C Shares
(d)
174 11

Schedule of Investments
MidCap Growth Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
50 $ 5
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
453 45
Nexstar Media Group Inc 12 2
$ 72
Metal Fabrication & Hardware - 0.01%
RBC Bearings Inc
(d)
45 17
Mining - 0.01%
Anglogold Ashanti Plc 422 20
Miscellaneous Manufacturers - 1.83%
Axon Enterprise Inc
(d)
4,199 3,172
Carlisle Cos Inc 36 13
ITT Inc 7,327 1,245
$ 4,430
Office & Business Equipment - 0.79%
Zebra Technologies Corp
(d)
5,658 1,918
Oil & Gas - 1.72%
Antero Resources Corp
(d)
27,226 951
Diamondback Energy Inc 12,517 1,861
HF Sinclair Corp 111 5
Permian Resources Corp 85,579 1,212
Phillips 66 200 24
Texas Pacific Land Corp 134 130
$ 4,183
Oil & Gas Services - 0.36%
Baker Hughes Co 19,507 879
Pharmaceuticals - 4.08%
BellRing Brands Inc
(d)
29,609 1,616
Cardinal Health Inc 846 131
Cencora Inc 11,079 3,169
Corcept Therapeutics Inc
(d)
651 44
Dexcom Inc
(d)
47,814 3,863
Neurocrine Biosciences Inc
(d)
8,355 1,071
$ 9,894
Pipelines - 0.17%
Cheniere Energy Inc 690 163
Targa Resources Corp 1,494 248
$ 411
Real Estate - 1.02%
CBRE Group Inc
(d)
224 35
CoStar Group Inc
(d)
22,433 2,135
Jones Lang LaSalle Inc
(d)
1,122 304
$ 2,474
REITs - 0.34%
EastGroup Properties Inc 3,916 639
Lamar Advertising Co 608 74
Simon Property Group Inc 501 82
Sun Communities Inc 166 21
UDR Inc 132 5
$ 821
Retail - 11.93%
BJ's Wholesale Club Holdings Inc
(d)
17,835 1,889
Burlington Stores Inc
(d)
7,153 1,953
Carvana Co
(d)
7,382 2,880
Casey's General Stores Inc 8,736 4,544
Cava Group Inc
(d)
24,766 2,180
Darden Restaurants Inc 770 155
Domino's Pizza Inc 66 31
Dutch Bros Inc
(d)
56,651 3,358
Ferguson Enterprises Inc 15,504 3,462
Floor & Decor Holdings Inc
(d)
14,630 1,121
Freshpet Inc
(d)
6,096 416
Lithia Motors Inc 20 6
Lululemon Athletica Inc
(d)
420 84
Murphy USA Inc 124 45
Restaurant Brands International Inc 1,432 97
RH
(d),(e)
18 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ross Stores Inc 12,011 $ 1,640
Texas Roadhouse Inc 8,957 1,658
Tractor Supply Co 3,700 211
Ulta Beauty Inc
(d)
78 40
Wendy's Co/The 524 5
Williams-Sonoma Inc 123 23
Wingstop Inc 8,045 3,036
Yum! Brands Inc 652 94
$ 28,932
Semiconductors - 2.99%
Astera Labs Inc
(d)
996 136
Entegris Inc 13,002 1,020
Lattice Semiconductor Corp
(d)
802 40
MACOM Technology Solutions Holdings Inc
(d)
108 15
Marvell Technology Inc 17,364 1,395
Monolithic Power Systems Inc 5,677 4,038
Onto Innovation Inc
(d)
80 8
Teradyne Inc 5,513 592
$ 7,244
Software - 17 .04%
Appfolio Inc
(d)
151 40
Bentley Systems Inc 1,094 63
Broadridge Financial Solutions Inc 12,227 3,026
Cloudflare Inc
(d)
13,410 2,785
Confluent Inc
(d)
1,911 34
Datadog Inc
(d)
30,239 4,233
Dayforce Inc
(d)
103 6
Descartes Systems Group Inc/The
(d)
13,479 1,426
Docusign Inc
(d)
1,056 80
DoubleVerify Holdings Inc
(d)
482 7
Doximity Inc
(d)
10,571 621
Dropbox Inc - A Shares
(d)
390 11
Duolingo Inc
(d)
260 90
Dynatrace Inc
(d)
22,274 1,171
Elastic NV
(d)
629 53
Fair Isaac Corp
(d)
1,077 1,547
Gitlab Inc
(d)
913 40
Guidewire Software Inc
(d)
581 131
HubSpot Inc
(d)
5,790 3,009
Manhattan Associates Inc
(d)
416 91
MongoDB Inc
(d)
3,688 877
MSCI Inc 4,461 2,504
nCino Inc
(d)
128 4
Nutanix Inc
(d)
16,903 1,271
Paychex Inc 703 101
Paycom Software Inc 195 45
Pegasystems Inc 211 12
Procore Technologies Inc
(d)
795 57
PTC Inc
(d)
16,087 3,456
RingCentral Inc
(d)
549 14
ROBLOX Corp
(d)
22,179 3,057
Samsara Inc
(d)
1,865 71
SentinelOne Inc
(d)
1,464 27
Take-Two Interactive Software Inc
(d)
4,033 899
Teradata Corp
(d)
151 3
Twilio Inc
(d)
12,269 1,583
Tyler Technologies Inc
(d)
7,326 4,282
Unity Software Inc
(d)
129 4
Veeva Systems Inc
(d)
12,715 3,614
Zoom Communications Inc
(d)
13,433 995
$ 41,340
Telecommunications - 0.03%
AST SpaceMobile Inc
(d)
1,106 59
GCI Liberty Inc – Class A
(d)
6 —
GCI Liberty Inc – Class C
(d)
40 1
Iridium Communications Inc 65 2
Ubiquiti Inc 29 13
$ 75

Schedule of Investments
MidCap Growth Fund III
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.46%
Old Dominion Freight Line Inc 77 $ 11
XPO Inc
(d)
9,085 1,093
$ 1,104
TOTAL COMMON STOCKS $ 237,059
Total Investments $ 242,243
Other Assets and Liabilities -  0.14% 351
TOTAL NET ASSETS - 100.00% $ 242,594
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $343 or
0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $332 or 0.14% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 5,823 $ 133,203 $ 134,510 $ 4,516
$ 5,823 $ 133,203 $ 134,510 $ 4,516
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 186 $ — $ — $ —
$ 186 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2025 Long 2 $ 633 $ (7)
Total $ (7)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 2 .54 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Core S&P Mid-Cap ETF 57,500 $ 3,624
Money Market Funds - 2 .24%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
1,135,568 1,136
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(c)
25,954,018 25,954
$ 27,090
TOTAL INVESTMENT COMPANIES $ 30,714
COMMON STOCKS - 97 .49 % Shares Held Value (000's)
Aerospace & Defense - 1 .05%
AeroVironment Inc
(d)
12,716 $ 3,403
Curtiss-Wright Corp 15,056 7,381
Hexcel Corp 32,123 1,925
$ 12,709
Agriculture - 0 .17%
Darling Ingredients Inc
(d)
63,182 2,046
Airlines - 0 .46%
Alaska Air Group Inc
(d)
48,496 2,569
American Airlines Group Inc
(d)
263,468 3,027
$ 5,596
Apparel - 0 .90%
Capri Holdings Ltd
(d)
47,103 857
Columbia Sportswear Co 12,247 693
Crocs Inc
(d)
22,400 2,234
PVH Corp 19,172 1,408
Skechers USA Inc
(d)
52,048 3,292
Under Armour Inc - Class A
(d)
75,432 501
Under Armour Inc - Class C
(d)
51,167 322
VF Corp 132,285 1,550
$ 10,857
Automobile Parts & Equipment - 0 .82%
Autoliv Inc 28,412 3,169
Gentex Corp 89,805 2,373
Goodyear Tire & Rubber Co/The
(d)
114,134 1,173
Lear Corp 21,357 2,014
Visteon Corp 10,889 1,210
$ 9,939
Banks - 6 .29%
Associated Banc-Corp 65,252 1,614
Bank OZK 42,205 2,081
Cadence Bank 74,455 2,595
Columbia Banking System Inc 83,972 1,999
Comerica Inc 52,497 3,547
Commerce Bancshares Inc/MO 48,505 2,968
Cullen/Frost Bankers Inc 25,681 3,272
East West Bancorp Inc 55,060 5,520
First Financial Bankshares Inc 51,432 1,781
First Horizon Corp 202,634 4,419
FNB Corp/PA 143,738 2,202
Glacier Bancorp Inc 47,291 2,073
Hancock Whitney Corp 34,213 2,043
Home BancShares Inc/AR 73,363 2,066
International Bancshares Corp 21,349 1,456
Old National Bancorp/IN 130,049 2,745
Pinnacle Financial Partners Inc 30,710 2,699
Prosperity Bancshares Inc 38,064 2,536
SouthState Corp 39,328 3,703
Synovus Financial Corp 55,533 2,623
Texas Capital Bancshares Inc
(d)
18,338 1,540
UMB Financial Corp 28,508 3,136
United Bankshares Inc/WV 56,615 2,011
Valley National Bancorp 190,272 1,764
Webster Financial Corp 67,205 3,874
Western Alliance Bancorp 43,546 3,377
Wintrust Financial Corp 26,736 3,422
Zions Bancorp NA 58,953 3,161
$ 76,227
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .51%
Boston Beer Co Inc/The
(d)
3,291 $ 681
Celsius Holdings Inc
(d)
62,809 2,848
Coca-Cola Consolidated Inc 23,417 2,617
$ 6,146
Biotechnology - 2 .39%
BioMarin Pharmaceutical Inc
(d)
76,612 4,432
Bio-Rad Laboratories Inc
(d)
7,431 1,798
Cytokinetics Inc
(d)
47,710 1,796
Exelixis Inc
(d)
108,944 3,946
Halozyme Therapeutics Inc
(d)
49,225 2,952
Illumina Inc
(d)
63,239 6,495
Roivant Sciences Ltd
(d)
168,183 1,910
Sarepta Therapeutics Inc
(d)
39,261 645
United Therapeutics Corp
(d)
18,020 4,950
$ 28,924
Building Materials - 2 .05%
AAON Inc 26,979 2,253
Eagle Materials Inc 13,299 2,983
Fortune Brands Innovations Inc 48,043 2,620
Knife River Corp
(d)
22,631 1,867
Louisiana-Pacific Corp 24,741 2,237
Owens Corning 33,977 4,737
Simpson Manufacturing Co Inc 16,711 2,998
Trex Co Inc
(d)
42,835 2,752
UFP Industries Inc 24,127 2,364
$ 24,811
Chemicals - 1 .33%
Ashland Inc 18,254 941
Avient Corp 36,566 1,154
Axalta Coating Systems Ltd
(d)
87,311 2,473
Cabot Corp 21,462 1,549
NewMarket Corp 3,017 2,073
Olin Corp 45,995 871
RPM International Inc 51,303 6,024
Westlake Corp 13,319 1,056
$ 16,141
Commercial Services - 4 .25%
API Group Corp
(d)
145,983 5,265
Aramark 104,694 4,456
Avis Budget Group Inc
(d)
6,748 1,149
Brink's Co/The 16,778 1,465
Euronet Worldwide Inc
(d)
16,239 1,578
FTI Consulting Inc
(d)
13,454 2,238
Graham Holdings Co 1,358 1,296
Grand Canyon Education Inc
(d)
11,176 1,885
GXO Logistics Inc
(d)
45,708 2,272
H&R Block Inc 53,482 2,906
Insperity Inc 14,278 851
ManpowerGroup Inc 18,488 763
Morningstar Inc 10,635 2,940
Paylocity Holding Corp
(d)
17,211 3,182
RB Global Inc 73,982 8,009
Service Corp International/US 56,870 4,340
Shift4 Payments Inc
(d)
26,953 2,776
Valvoline Inc
(d)
50,779 1,790
WEX Inc
(d)
13,681 2,321
$ 51,482
Computers - 3 .45%
ASGN Inc
(d)
17,497 877
CACI International Inc
(d)
8,787 4,047
Crane NXT Co 19,707 1,169
ExlService Holdings Inc
(d)
64,993 2,823
Genpact Ltd 64,271 2,831
KBR Inc 51,828 2,422
Kyndryl Holdings Inc
(d)
92,959 3,511
Lumentum Holdings Inc
(d)
27,723 3,052
Maximus Inc 22,510 1,663
Okta Inc
(d)
66,778 6,531
Parsons Corp
(d)
18,785 1,394

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Pure Storage Inc
(d)
124,155 $ 7,390
Qualys Inc
(d)
14,512 1,931
Science Applications International Corp 18,841 2,100
$ 41,741
Cosmetics & Personal Care - 0 .40%
Coty Inc
(d)
146,356 710
elf Beauty Inc
(d)
22,531 2,730
Perrigo Co PLC 54,920 1,465
$ 4,905
Distribution & Wholesale - 1 .22%
Core & Main Inc
(d)
75,665 4,815
Watsco Inc 13,937 6,284
WESCO International Inc 17,743 3,672
$ 14,771
Diversified Financial Services - 4 .20%
Affiliated Managers Group Inc 11,358 2,384
Ally Financial Inc 110,442 4,180
Evercore Inc - Class A 14,363 4,325
Federated Hermes Inc 30,144 1,494
Hamilton Lane Inc 17,313 2,637
Houlihan Lokey Inc 21,490 4,097
Interactive Brokers Group Inc - A Shares 174,112 11,415
Janus Henderson Group PLC 50,354 2,180
Jefferies Financial Group Inc 65,093 3,753
SEI Investments Co 37,796 3,331
SLM Corp 83,835 2,666
Stifel Financial Corp 41,037 4,683
Voya Financial Inc 38,467 2,693
Western Union Co/The 132,040 1,063
$ 50,901
Electric - 1 .39%
ALLETE Inc 23,130 1,525
Black Hills Corp 28,965 1,673
IDACORP Inc 21,580 2,705
Northwestern Energy Group Inc 24,519 1,317
OGE Energy Corp 80,428 3,653
Ormat Technologies Inc 23,022 2,058
Portland General Electric Co 43,749 1,799
TXNM Energy Inc 37,015 2,102
$ 16,832
Electrical Components & Equipment - 1 .16%
Acuity Inc 12,228 3,807
Belden Inc 15,778 1,951
EnerSys 15,751 1,455
Littelfuse Inc 9,874 2,541
Novanta Inc
(d)
14,368 1,768
Universal Display Corp 17,656 2,549
$ 14,071
Electronics - 3 .44%
Arrow Electronics Inc
(d)
20,723 2,404
Avnet Inc 33,500 1,773
Coherent Corp
(d)
62,096 6,682
Flex Ltd
(d)
153,045 7,632
NEXTracker Inc
(d)
57,411 3,345
nVent Electric PLC 65,770 5,158
Sensata Technologies Holding PLC 58,441 1,798
TD SYNNEX Corp 29,838 4,308
Vontier Corp 59,084 2,450
Woodward Inc 23,771 6,111
$ 41,661
Engineering & Construction - 3 .39%
AECOM 52,852 5,959
Comfort Systems USA Inc 14,062 9,890
EMCOR Group Inc 17,882 11,221
Exponent Inc 20,275 1,398
Fluor Corp
(d)
65,781 3,734
MasTec Inc
(d)
24,493 4,634
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
(d)
11,353 $ 4,205
$ 41,041
Entertainment - 0 .93%
Churchill Downs Inc 28,855 3,089
Light & Wonder Inc
(d)
33,708 3,247
Marriott Vacations Worldwide Corp 12,692 945
Vail Resorts Inc 14,917 2,241
Warner Music Group Corp 58,281 1,705
$ 11,227
Environmental Control - 0 .71%
Clean Harbors Inc
(d)
20,121 4,745
Tetra Tech Inc 105,266 3,867
$ 8,612
Food - 2 .61%
Albertsons Cos Inc 161,003 3,094
Flowers Foods Inc 78,442 1,243
Ingredion Inc 25,691 3,379
Marzetti Company/The 7,711 1,371
Performance Food Group Co
(d)
62,357 6,261
Pilgrim's Pride Corp 16,103 763
Post Holdings Inc
(d)
18,029 1,908
Sprouts Farmers Market Inc
(d)
39,095 5,924
US Foods Holding Corp
(d)
92,422 7,702
$ 31,645
Gas - 1 .11%
National Fuel Gas Co 36,094 3,133
New Jersey Resources Corp 40,096 1,841
ONE Gas Inc 23,940 1,740
Southwest Gas Holdings Inc 24,131 1,886
Spire Inc 23,575 1,756
UGI Corp 85,667 3,099
$ 13,455
Hand & Machine Tools - 0 .68%
Lincoln Electric Holdings Inc 22,303 5,431
MSA Safety Inc 15,703 2,793
$ 8,224
Healthcare - Products - 1 .95%
Avantor Inc
(d)
272,223 3,659
Bruker Corp 44,191 1,698
DENTSPLY SIRONA Inc 79,615 1,139
Envista Holdings Corp
(d)
67,707 1,279
Globus Medical Inc
(d)
45,122 2,375
Haemonetics Corp
(d)
20,069 1,486
Lantheus Holdings Inc
(d)
27,639 1,968
LivaNova PLC
(d)
21,782 919
Masimo Corp
(d)
17,979 2,765
Penumbra Inc
(d)
15,471 3,903
Repligen Corp
(d)
20,872 2,443
$ 23,634
Healthcare - Services - 2 .18%
Acadia Healthcare Co Inc
(d)
36,802 801
Amedisys Inc
(d)
13,083 1,290
Chemed Corp 5,845 2,410
Encompass Health Corp 40,266 4,434
Ensign Group Inc/The 22,798 3,420
HealthEquity Inc
(d)
34,607 3,357
Medpace Holdings Inc
(d)
9,418 4,023
Sotera Health Co
(d)
61,234 703
Tenet Healthcare Corp
(d)
37,107 5,985
$ 26,423
Home Builders - 0 .87%
KB Home 28,656 1,583
Taylor Morrison Home Corp
(d)
40,096 2,377
Thor Industries Inc 21,253 1,934
Toll Brothers Inc 39,723 4,702
$ 10,596

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .80%
Dolby Laboratories Inc 24,530 $ 1,848
Somnigroup International Inc 82,494 5,971
Whirlpool Corp 22,214 1,845
$ 9,664
Housewares - 0 .09%
Scotts Miracle-Gro Co/The 17,291 1,083
Insurance - 5 .05%
American Financial Group Inc/OH 28,693 3,584
Brighthouse Financial Inc
(d)
22,934 1,097
CNO Financial Group Inc 39,606 1,459
Equitable Holdings Inc 121,403 6,234
Essent Group Ltd 40,509 2,268
Fidelity National Financial Inc 104,230 5,882
First American Financial Corp 41,107 2,468
Hanover Insurance Group Inc/The 14,350 2,463
Kemper Corp 24,030 1,480
Kinsale Capital Group Inc 8,847 3,899
MGIC Investment Corp 94,854 2,457
Old Republic International Corp 90,840 3,286
Primerica Inc 13,128 3,487
Reinsurance Group of America Inc 26,402 5,081
RenaissanceRe Holdings Ltd 19,436 4,737
RLI Corp 33,362 2,202
Ryan Specialty Holdings Inc 43,003 2,631
Selective Insurance Group Inc 24,277 1,893
Unum Group 64,083 4,602
$ 61,210
Internet - 0 .95%
Chewy Inc
(d)
87,621 3,216
Hims & Hers Health Inc
(d)
78,324 5,183
Maplebear Inc
(d)
65,620 3,148
$ 11,547
Iron & Steel - 1 .63%
ATI Inc
(d)
56,354 4,336
Carpenter Technology Corp 19,887 4,960
Cleveland-Cliffs Inc
(d)
193,657 2,037
Commercial Metals Co 45,143 2,341
Reliance Inc 21,011 6,096
$ 19,770
Leisure Products & Services - 0 .71%
Brunswick Corp/DE 26,240 1,530
Harley-Davidson Inc 43,680 1,063
Planet Fitness Inc
(d)
33,497 3,658
Polaris Inc 21,102 1,116
YETI Holdings Inc
(d)
33,083 1,215
$ 8,582
Lodging - 0 .89%
Boyd Gaming Corp 24,390 2,071
Choice Hotels International Inc
(e)
8,831 1,128
Hilton Grand Vacations Inc
(d)
23,070 1,034
Hyatt Hotels Corp 16,755 2,362
Travel + Leisure Co 26,532 1,572
Wyndham Hotels & Resorts Inc 30,759 2,645
$ 10,812
Machinery - Construction & Mining - 0 .84%
BWX Technologies Inc 36,498 5,545
Oshkosh Corp 25,716 3,254
Terex Corp 26,206 1,333
$ 10,132
Machinery - Diversified - 3 .82%
AGCO Corp 24,728 2,917
Applied Industrial Technologies Inc 15,217 4,132
Chart Industries Inc
(d)
17,951 3,569
CNH Industrial NV 349,394 4,528
Cognex Corp 67,060 2,734
Crane Co 19,525 3,822
Esab Corp 22,764 3,054
Flowserve Corp 52,224 2,927
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Graco Inc 66,767 $ 5,607
Middleby Corp/The
(d)
21,365 3,102
Regal Rexnord Corp 26,498 4,051
Toro Co/The 39,877 2,961
Watts Water Technologies Inc 10,956 2,874
$ 46,278
Media - 0 .45%
New York Times Co/The 64,825 3,364
Nexstar Media Group Inc 11,322 2,118
$ 5,482
Metal Fabrication & Hardware - 1 .38%
Advanced Drainage Systems Inc 28,205 3,237
Mueller Industries Inc 44,203 3,774
RBC Bearings Inc
(d)
12,523 4,851
Timken Co/The 25,434 1,935
Valmont Industries Inc 8,019 2,918
$ 16,715
Mining - 0 .58%
Alcoa Corp 103,421 3,100
Royal Gold Inc 26,292 3,981
$ 7,081
Miscellaneous Manufacturers - 1 .61%
Carlisle Cos Inc 17,241 6,116
Donaldson Co Inc 47,745 3,436
Fabrinet
(d)
14,315 4,634
ITT Inc 31,440 5,344
$ 19,530
Oil & Gas - 2 .73%
Antero Resources Corp
(d)
116,610 4,073
Chord Energy Corp 23,072 2,546
Civitas Resources Inc 34,025 1,033
CNX Resources Corp
(d)
57,815 1,752
HF Sinclair Corp 63,977 2,811
Matador Resources Co 46,515 2,320
Murphy Oil Corp 53,593 1,330
Ovintiv Inc 103,793 4,274
PBF Energy Inc 39,269 887
Permian Resources Corp 254,773 3,608
Range Resources Corp 95,467 3,506
Valaris Ltd
(d)
26,119 1,270
Viper Energy Inc 52,366 1,972
Weatherford International PLC 28,985 1,639
$ 33,021
Oil & Gas Services - 0 .16%
NOV Inc 150,103 1,888
Packaging & Containers - 1 .27%
AptarGroup Inc 26,383 4,146
Crown Holdings Inc 45,965 4,567
Graphic Packaging Holding Co 120,548 2,696
Greif Inc - Class A 10,427 661
Silgan Holdings Inc 32,483 1,511
Sonoco Products Co 39,399 1,776
$ 15,357
Pharmaceuticals - 1 .04%
BellRing Brands Inc
(d)
50,733 2,769
Jazz Pharmaceuticals PLC
(d)
24,621 2,822
Neurocrine Biosciences Inc
(d)
39,535 5,070
Option Care Health Inc
(d)
65,415 1,920
$ 12,581
Pipelines - 0 .55%
Antero Midstream Corp 134,010 2,459
DT Midstream Inc 40,584 4,169
$ 6,628
Private Equity - 0 .43%
Carlyle Group Inc/The 85,119 5,163
Real Estate - 0 .42%
Jones Lang LaSalle Inc
(d)
18,966 5,128

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 6 .71%
Agree Realty Corp 43,866 $ 3,145
American Homes 4 Rent 126,954 4,404
Annaly Capital Management Inc 241,727 4,914
Brixmor Property Group Inc 122,268 3,195
COPT Defense Properties 45,000 1,228
Cousins Properties Inc 67,079 1,818
CubeSmart 91,066 3,543
EastGroup Properties Inc 20,950 3,420
EPR Properties 30,387 1,672
Equity LifeStyle Properties Inc 76,378 4,577
First Industrial Realty Trust Inc 52,892 2,577
Gaming and Leisure Properties Inc 109,792 5,004
Healthcare Realty Trust Inc 140,389 2,156
Independence Realty Trust Inc 93,236 1,564
Kilroy Realty Corp 42,526 1,568
Kite Realty Group Trust 87,812 1,930
Lamar Advertising Co 35,141 4,296
National Storage Affiliates Trust 28,104 828
NNN REIT Inc 75,083 3,098
Omega Healthcare Investors Inc 115,610 4,497
Park Hotels & Resorts Inc 79,853 851
PotlatchDeltic Corp 28,573 1,168
Rayonier Inc 56,008 1,306
Rexford Industrial Realty Inc 94,329 3,446
Sabra Health Care REIT Inc 95,053 1,714
STAG Industrial Inc 74,551 2,559
Starwood Property Trust Inc 138,505 2,695
Vornado Realty Trust 66,713 2,563
WP Carey Inc 87,479 5,613
$ 81,349
Retail - 5 .93%
Abercrombie & Fitch Co
(d)
19,031 1,827
AutoNation Inc
(d)
9,942 1,915
Bath & Body Works Inc 85,093 2,464
BJ's Wholesale Club Holdings Inc
(d)
52,753 5,587
Burlington Stores Inc
(d)
25,165 6,869
Casey's General Stores Inc 14,830 7,714
Cava Group Inc
(d)
32,804 2,887
Dick's Sporting Goods Inc 22,566 4,773
FirstCash Holdings Inc 15,419 2,055
Five Below Inc
(d)
21,993 3,002
Floor & Decor Holdings Inc
(d)
42,986 3,294
GameStop Corp
(d)
162,609 3,651
Gap Inc/The 88,765 1,727
Lithia Motors Inc 10,401 2,995
Macy's Inc 111,286 1,406
MSC Industrial Direct Co Inc 17,808 1,543
Murphy USA Inc 7,186 2,605
Ollie's Bargain Outlet Holdings Inc
(d)
24,528 3,351
Penske Automotive Group Inc 7,403 1,239
RH
(d)
6,061 1,246
Texas Roadhouse Inc 26,504 4,907
Wendy's Co/The 64,438 635
Wingstop Inc 11,148 4,207
$ 71,899
Savings & Loans - 0 .11%
Flagstar Financial Inc 121,049 1,367
Semiconductors - 2 .28%
Allegro MicroSystems Inc
(d)
52,224 1,640
Amkor Technology Inc 45,400 1,024
Cirrus Logic Inc
(d)
21,230 2,138
Entegris Inc 60,482 4,746
IPG Photonics Corp
(d)
10,534 789
Lattice Semiconductor Corp
(d)
54,932 2,737
MACOM Technology Solutions Holdings Inc
(d)
23,774 3,261
MKS Inc 26,794 2,550
Onto Innovation Inc
(d)
19,524 1,850
Power Integrations Inc 22,487 1,091
Rambus Inc
(d)
42,908 3,172
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Silicon Laboratories Inc
(d)
13,010 $ 1,714
Synaptics Inc
(d)
15,397 966
$ 27,678
Software - 4 .01%
Appfolio Inc
(d)
9,209 2,462
BILL Holdings Inc
(d)
37,865 1,623
Blackbaud Inc
(d)
15,054 1,015
Commvault Systems Inc
(d)
17,628 3,349
Concentrix Corp 18,375 955
Docusign Inc
(d)
80,897 6,119
Doximity Inc
(d)
53,332 3,133
Dropbox Inc - A Shares
(d)
78,386 2,130
Duolingo Inc
(d)
15,685 5,436
Dynatrace Inc
(d)
119,772 6,301
Guidewire Software Inc
(d)
33,511 7,581
Manhattan Associates Inc
(d)
24,257 5,328
Pegasystems Inc 35,555 2,087
ZoomInfo Technologies Inc
(d)
103,802 1,124
$ 48,643
Telecommunications - 0 .94%
Ciena Corp
(d)
56,786 5,272
EchoStar Corp
(d)
53,605 1,747
Frontier Communications Parent Inc
(d)
88,974 3,269
Iridium Communications Inc 43,208 1,057
$ 11,345
Toys, Games & Hobbies - 0 .18%
Mattel Inc
(d)
128,995 2,194
Transportation - 1 .53%
Kirby Corp
(d)
22,412 2,136
Knight-Swift Transportation Holdings Inc 64,737 2,751
Landstar System Inc 13,960 1,862
Ryder System Inc 16,516 2,935
Saia Inc
(d)
10,641 3,216
XPO Inc
(d)
47,061 5,661
$ 18,561
Trucking & Leasing - 0 .18%
GATX Corp 14,261 2,178
Water - 0 .31%
Essential Utilities Inc 103,032 3,792
TOTAL COMMON STOCKS $ 1,181,275
Total Investments $ 1,211,989
Other Assets and Liabilities -  (0.03)% (358)
TOTAL NET ASSETS - 100.00% $ 1,211,631
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,136 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,086 or 0.09% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 17,344 $ 333,819 $ 325,209 $ 25,954
$ 17,344 $ 333,819 $ 325,209 $ 25,954
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 891 $ — $ — $ —
$ 891 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2025 Long 87 $ 27,536 $ (541)
Total $ (541)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1.65% Shares Held Value (000's)
Exchange-Traded Funds - 0.22%
iShares Russell Mid-Cap Value ETF
(a)
37,400 $ 5,033
Money Market Funds - 1.43%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(b),(c)
1,277,504 1,278
Principal Government Money Market Fund - Class
R-6 4.22%
(b),(c),(d)
31,639,798 31,640
$ 32,918
TOTAL INVESTMENT COMPANIES $ 37,951
COMMON STOCKS - 98.19% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc/The 8,987 $ 221
Omnicom Group Inc 4,708 339
$ 560
Aerospace & Defense - 1.22%
Curtiss-Wright Corp 909 445
Hexcel Corp 1,944 116
Howmet Aerospace Inc 18,930 3,403
L3Harris Technologies Inc 59,748 16,420
Leonardo DRS Inc 111,666 4,645
Loar Holdings Inc
(e)
105 8
Spirit AeroSystems Holdings Inc
(e)
2,682 106
StandardAero Inc
(e)
102,683 2,932
$ 28,075
Agriculture - 0.04%
Archer-Daniels-Midland Co 11,649 631
Bunge Global SA 3,232 258
Darling Ingredients Inc
(e)
3,381 109
$ 998
Airlines - 0.09%
Alaska Air Group Inc
(e)
2,464 130
American Airlines Group Inc
(e)
14,889 171
Delta Air Lines Inc 15,894 846
Southwest Airlines Co
(a)
11,148 345
United Airlines Holdings Inc
(e)
7,929 700
$ 2,192
Apparel - 0.70%
Birkenstock Holding Plc
(e)
56,182 2,814
Columbia Sportswear Co 672 38
Crocs Inc
(e)
1,315 131
PVH Corp 1,346 99
Ralph Lauren Corp 42,078 12,571
Skechers USA Inc
(e)
3,172 201
Tapestry Inc 441 48
Under Armour Inc - Class A
(e)
4,862 32
Under Armour Inc - Class C
(e)
4,833 30
VF Corp 9,041 106
$ 16,070
Automobile Manufacturers - 0.11%
Cummins Inc 3,349 1,231
Ford Motor Co 94,992 1,052
Lucid Group Inc
(e)
31,924 78
Rivian Automotive Inc
(e)
18,889 243
$ 2,604
Automobile Parts & Equipment - 1.38%
Allison Transmission Holdings Inc 23,016 2,073
Aptiv PLC
(e)
5,575 383
Aurora Innovation Inc
(e)
23,932 139
BorgWarner Inc 534,907 19,684
Gentex Corp 351,448 9,286
Lear Corp 1,296 122
QuantumScape Corp
(e)
10,001 86
$ 31,773
Banks - 2.92%
Bank of New York Mellon Corp/The 16,179 1,641
Bank OZK 2,596 128
BOK Financial Corp 575 58
Citizens Financial Group Inc 10,600 506
Columbia Banking System Inc 5,089 121
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Comerica Inc 3,176 $ 215
Commerce Bancshares Inc/MO 3,000 184
Cullen/Frost Bankers Inc 1,439 183
East West Bancorp Inc 3,328 334
Fifth Third Bancorp 16,228 675
First Citizens BancShares Inc/NC 240 479
First Hawaiian Inc 3,225 78
First Horizon Corp 12,251 267
FNB Corp/PA 8,647 132
Huntington Bancshares Inc/OH 1,623,851 26,680
KeyCorp 23,048 413
M&T Bank Corp 13,765 2,598
Northern Trust Corp 4,710 612
Pinnacle Financial Partners Inc 1,728 152
Popular Inc 1,496 171
Prosperity Bancshares Inc 47,821 3,186
Regions Financial Corp 21,896 555
SouthState Corp 2,434 229
State Street Corp 7,017 784
Synovus Financial Corp 3,376 159
Truist Financial Corp 594,500 25,986
Webster Financial Corp 4,073 235
Western Alliance Bancorp 2,074 161
Wintrust Financial Corp 1,590 203
Zions Bancorp NA 3,531 189
$ 67,314
Beverages - 0.65%
Boston Beer Co Inc/The
(e)
220 46
Brown-Forman Corp - A Shares 1,123 32
Brown-Forman Corp - B Shares 3,802 110
Coca-Cola Consolidated Inc 1,083 121
Constellation Brands Inc 3,172 530
Molson Coors Beverage Co 4,083 199
Primo Brands Corp 505,341 13,952
$ 14,990
Biotechnology - 1.32%
Alnylam Pharmaceuticals Inc
(e)
11,989 4,703
Biogen Inc
(e)
3,556 455
BioMarin Pharmaceutical Inc
(e)
95,844 5,545
Bio-Rad Laboratories Inc
(e)
465 112
Certara Inc
(e)
3,122 31
Corteva Inc 16,672 1,202
Exelixis Inc
(e)
207,148 7,503
Illumina Inc
(e)
3,851 395
Incyte Corp
(e)
2,855 214
Insmed Inc
(e)
39,558 4,244
Ionis Pharmaceuticals Inc
(e)
265 11
Moderna Inc
(e)
8,625 255
Revolution Medicines Inc
(e)
4,209 157
Roivant Sciences Ltd
(e)
9,754 111
Royalty Pharma PLC 9,503 350
Sarepta Therapeutics Inc
(e)
399 7
United Therapeutics Corp
(e)
18,403 5,055
Viking Therapeutics Inc
(e)
2,578 84
$ 30,434
Building Materials - 1.88%
Armstrong World Industries Inc 70,313 13,231
Builders FirstSource Inc
(e)
94,709 12,040
Carrier Global Corp 213,700 14,664
Eagle Materials Inc 746 167
Fortune Brands Innovations Inc 2,944 161
Hayward Holdings Inc
(e)
5,099 79
James Hardie Industries PLC
(e)
1,360 35
Louisiana-Pacific Corp 1,526 138
Martin Marietta Materials Inc 1,452 835
Masco Corp 5,140 350
Mohawk Industries Inc
(e)
1,246 143
Owens Corning 2,064 288
Simpson Manufacturing Co Inc 925 166

Schedule of Investments
MidCap Value Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Trex Co Inc
(e)
2,590 $ 166
Vulcan Materials Co 3,211 882
$ 43,345
Chemicals - 3.78%
Albemarle Corp 2,860 194
Ashland Inc 1,206 62
Axalta Coating Systems Ltd
(e)
569,415 16,126
Celanese Corp 2,708 141
CF Industries Holdings Inc 270,532 25,113
Dow Inc 17,245 402
DuPont de Nemours Inc 10,199 733
Eastman Chemical Co 2,793 203
Element Solutions Inc 5,485 130
FMC Corp 3,020 118
Huntsman Corp 4,232 41
International Flavors & Fragrances Inc 6,240 443
LyondellBasell Industries NV 6,240 362
Mosaic Co/The 7,688 277
NewMarket Corp 152 104
Olin Corp 2,958 56
PPG Industries Inc 5,536 584
RPM International Inc 207,287 24,338
Westlake Corp 222,262 17,625
$ 87,052
Commercial Services - 2.92%
ADT Inc 9,101 76
Affirm Holdings Inc
(e)
2,646 181
API Group Corp
(e)
8,958 323
Aramark 6,430 274
Avis Budget Group Inc
(a),(e)
271 46
Block Inc
(e)
8,340 644
Bright Horizons Family Solutions Inc
(e)
1,197 135
Cintas Corp 20,330 4,524
Clarivate PLC
(e)
9,115 35
Dun & Bradstreet Holdings Inc 7,922 72
Equifax Inc 2,483 597
Euronet Worldwide Inc
(e)
92,114 8,952
FTI Consulting Inc
(e)
78,908 13,126
Global Payments Inc 5,947 475
Grand Canyon Education Inc
(e)
63,690 10,740
GXO Logistics Inc
(e)
2,794 139
H&R Block Inc 2,715 148
ManpowerGroup Inc 1,185 49
MarketAxess Holdings Inc 26,101 5,363
Morningstar Inc 193 53
Paylocity Holding Corp
(e)
95 18
Quanta Services Inc 802 326
RB Global Inc 4,238 459
Robert Half Inc 2,548 94
Service Corp International/US 3,392 259
TransUnion 190,637 18,147
U-Haul Holding Co
(a),(e)
86 5
U-Haul Holding Co 1,587 83
United Rentals Inc 1,584 1,399
Valvoline Inc
(e)
372 13
Verisk Analytics Inc 1,355 378
WEX Inc
(e)
754 128
WillScot Holdings Corp 3,415 100
$ 67,361
Computers - 2.36%
Amdocs Ltd 2,685 229
Amentum Holdings Inc
(e)
4,136 103
CACI International Inc
(e)
522 240
Check Point Software Technologies Ltd
(e)
109,700 20,426
Cognizant Technology Solutions Corp 12,030 863
Crane NXT Co 1,262 75
DXC Technology Co
(e)
4,620 63
EPAM Systems Inc
(e)
1,324 209
Genpact Ltd 627,419 27,638
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Globant SA
(e)
1,001 $ 84
Hewlett Packard Enterprise Co 31,962 661
HP Inc 22,947 569
KBR Inc 2,892 135
Kyndryl Holdings Inc
(e)
5,268 199
Leidos Holdings Inc 3,104 496
Lumentum Holdings Inc
(e)
1,544 170
NetApp Inc 2,985 311
Okta Inc
(e)
2,423 237
Parsons Corp
(e)
1,355 101
Pure Storage Inc
(e)
1,097 65
Rubrik Inc
(e)
1,004 95
SailPoint Inc
(e)
1,544 35
Sandisk Corp/DE
(e)
3,328 143
Science Applications International Corp 1,141 127
Super Micro Computer Inc
(e)
6,761 399
Western Digital Corp 8,433 664
$ 54,337
Consumer Products - 0.43%
Avery Dennison Corp 53,285 8,939
Church & Dwight Co Inc 5,999 562
Clorox Co/The 2,991 376
Reynolds Consumer Products Inc 1,405 32
$ 9,909
Cosmetics & Personal Care - 0.40%
Coty Inc
(e)
8,889 43
elf Beauty Inc
(e)
1,324 161
Estee Lauder Cos Inc/The 83,880 7,829
Kenvue Inc 46,321 993
Perrigo Co PLC 3,509 94
$ 9,120
Distribution & Wholesale - 0.07%
Core & Main Inc
(e)
1,930 123
Fastenal Co 4,985 230
LKQ Corp 6,321 186
Pool Corp 704 217
SiteOne Landscape Supply Inc
(e)
786 108
Watsco Inc 841 379
WESCO International Inc 1,159 240
WW Grainger Inc 152 158
$ 1,641
Diversified Financial Services - 4.42%
Affiliated Managers Group Inc 23,409 4,913
Air Lease Corp 2,534 140
Ally Financial Inc 5,917 224
Ameriprise Financial Inc 224 116
Cboe Global Markets Inc 60,057 14,476
Coinbase Global Inc
(e)
4,532 1,712
Credit Acceptance Corp
(e)
157 77
Evercore Inc - Class A 33,195 9,997
Franklin Resources Inc 7,489 180
Freedom Holding Corp/NV
(e)
67 12
Hamilton Lane Inc 356 54
Houlihan Lokey Inc 809 154
Invesco Ltd 8,867 186
Janus Henderson Group PLC 3,055 132
Jefferies Financial Group Inc 2,817 162
Lazard Inc 2,150 112
Mr Cooper Group Inc
(e)
1,520 237
Nasdaq Inc 10,049 967
OneMain Holdings Inc 2,892 167
Raymond James Financial Inc 184,256 30,795
Rocket Cos Inc
(a)
5,933 88
SEI Investments Co 36,980 3,258
SLM Corp 4,392 140
SoFi Technologies Inc
(e)
22,363 505
Stifel Financial Corp 28,513 3,254
Synchrony Financial 9,269 646
T Rowe Price Group Inc 5,328 541

Schedule of Investments
MidCap Value Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
TPG Inc 206 $ 12
Tradeweb Markets Inc 74,494 10,321
UWM Holdings Corp 3,582 14
Virtu Financial Inc 202,489 8,938
Voya Financial Inc 2,340 164
Western Union Co/The 8,483 68
XP Inc 557,822 9,003
$ 101,765
Electric - 4.34%
AES Corp/The 17,301 227
Alliant Energy Corp 647,356 42,085
Ameren Corp 6,575 665
Brookfield Renewable Corp 3,288 120
CenterPoint Energy Inc 15,880 616
Clearway Energy Inc - Class A 892 27
Clearway Energy Inc - Class C 2,095 68
CMS Energy Corp 366,648 27,059
Consolidated Edison Inc 32,850 3,400
DTE Energy Co 5,047 699
Edison International 166,702 8,689
Entergy Corp 10,502 950
Evergy Inc 5,594 396
Eversource Energy 8,952 592
Exelon Corp 24,636 1,107
FirstEnergy Corp 13,372 571
IDACORP Inc 1,300 163
NRG Energy Inc 17,154 2,868
OGE Energy Corp 4,892 222
PG&E Corp 53,443 749
Pinnacle West Capital Corp 2,893 262
PPL Corp 18,038 644
Public Service Enterprise Group Inc 12,169 1,093
Talen Energy Corp
(e)
1,097 414
WEC Energy Group Inc 47,813 5,216
Xcel Energy Inc 14,066 1,033
$ 99,935
Electrical Components & Equipment - 0.08%
Acuity Inc 745 232
AMETEK Inc 5,612 1,038
Generac Holdings Inc
(e)
1,412 275
Littelfuse Inc 592 152
Universal Display Corp 1,062 153
$ 1,850
Electronics - 4.46%
Allegion plc 2,091 347
Arrow Electronics Inc
(e)
1,252 145
Avnet Inc 2,088 111
Coherent Corp
(e)
3,725 401
Flex Ltd
(e)
234,044 11,672
Fortive Corp 8,292 398
Garmin Ltd 32,678 7,149
Hubbell Inc 49,197 21,522
Ingram Micro Holding Corp
(a)
526 10
Jabil Inc 10,330 2,305
Keysight Technologies Inc
(e)
154,889 25,388
Mettler-Toledo International Inc
(e)
505 623
nVent Electric PLC 3,966 311
Ralliant Corp 2,787 127
Sensata Technologies Holding PLC 3,531 109
TD SYNNEX Corp 1,908 276
Trimble Inc
(e)
372,703 31,266
Vontier Corp 3,600 149
Woodward Inc 1,440 370
$ 102,679
Energy - Alternate Sources - 0.02%
First Solar Inc
(e)
2,469 431
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1.22%
AECOM 110,017 $ 12,403
EMCOR Group Inc 16,960 10,642
Everus Construction Group Inc
(e)
1,311 97
Jacobs Solutions Inc 2,955 419
MasTec Inc
(e)
23,160 4,383
TopBuild Corp
(e)
655 243
$ 28,187
Entertainment - 0.04%
Caesars Entertainment Inc
(e)
5,027 134
Churchill Downs Inc 262 28
Flutter Entertainment PLC
(e)
728 220
Liberty Media Corp-Liberty Live - A Shares
(e)
507 42
Liberty Media Corp-Liberty Live - C Shares
(e)
1,180 99
Madison Square Garden Sports Corp
(e)
414 84
Penn Entertainment Inc
(e)
3,841 69
TKO Group Holdings Inc 956 161
Vail Resorts Inc 158 24
$ 861
Environmental Control - 0.66%
Clean Harbors Inc
(e)
1,237 292
Pentair PLC 3,982 407
Republic Services Inc 60,300 13,908
Tetra Tech Inc 5,284 194
Veralto Corp 3,493 366
$ 15,167
Food - 3.04%
Albertsons Cos Inc 10,090 194
Conagra Brands Inc 11,597 212
Flowers Foods Inc 4,808 76
General Mills Inc 13,345 654
Hershey Co/The 3,113 579
Hormel Foods Corp 7,047 198
Ingredion Inc 1,551 204
J M Smucker Co/The 2,523 271
Kellanova 6,755 539
Kraft Heinz Co/The 20,771 570
Kroger Co/The 14,778 1,036
Lamb Weston Holdings Inc 3,309 189
McCormick & Co Inc/MD 6,168 436
Performance Food Group Co
(e)
345,256 34,664
Pilgrim's Pride Corp 1,062 50
Post Holdings Inc
(e)
1,225 130
Seaboard Corp 7 22
Smithfield Foods Inc 717 17
Sysco Corp 5,478 436
The Campbell's Company 4,783 153
Tyson Foods Inc 6,817 356
US Foods Holding Corp
(e)
348,581 29,047
$ 70,033
Forest Products & Paper - 0.03%
International Paper Co 12,772 597
Gas - 0.54%
Atmos Energy Corp 3,854 601
MDU Resources Group Inc 5,222 90
National Fuel Gas Co 128,943 11,191
NiSource Inc 11,467 487
UGI Corp 5,237 189
$ 12,558
Hand & Machine Tools - 1.40%
Lincoln Electric Holdings Inc 129,312 31,487
MSA Safety Inc 890 158
Snap-on Inc 1,244 400
Stanley Black & Decker Inc 3,763 255
$ 32,300
Healthcare - Products - 2.90%
Agilent Technologies Inc 6,942 797
Align Technology Inc
(e)
30,460 3,929
Avantor Inc
(e)
16,099 216

Schedule of Investments
MidCap Value Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Baxter International Inc 12,482 $ 272
Bio-Techne Corp 3,817 209
Bruker Corp 2,654 102
Cooper Cos Inc/The
(e)
123,262 8,714
DENTSPLY SIRONA Inc 5,238 75
Envista Holdings Corp
(e)
4,323 82
Exact Sciences Corp
(e)
202,264 9,496
GE HealthCare Technologies Inc 11,132 794
Globus Medical Inc
(e)
2,728 144
Hologic Inc
(e)
385,733 25,775
QIAGEN NV 5,191 256
Repligen Corp
(e)
1,121 131
ResMed Inc 49,691 13,513
Revvity Inc 2,925 257
Solventum Corp
(e)
3,380 241
STERIS PLC 2,389 541
Teleflex Inc 1,083 129
Waters Corp
(e)
684 198
West Pharmaceutical Services Inc 1,734 415
Zimmer Biomet Holdings Inc 4,823 442
$ 66,728
Healthcare - Services - 2.99%
Acadia Healthcare Co Inc
(e)
2,345 51
Amedisys Inc
(e)
832 82
Centene Corp
(e)
12,099 315
Charles River Laboratories International Inc
(e)
1,184 201
Chemed Corp 312 129
Encompass Health Corp 35,788 3,941
Humana Inc 2,936 734
IQVIA Holdings Inc
(e)
4,256 791
Labcorp Holdings Inc 106,132 27,602
Molina Healthcare Inc
(e)
56,182 8,870
Quest Diagnostics Inc 152,413 25,515
Sotera Health Co
(e)
3,588 41
Tenet Healthcare Corp
(e)
2,229 359
Universal Health Services Inc 1,338 223
$ 68,854
Home Builders - 0.13%
DR Horton Inc 6,685 955
Lennar Corp - A Shares 5,563 624
Lennar Corp - B Shares 245 26
NVR Inc
(e)
68 513
PulteGroup Inc 4,864 549
Thor Industries Inc 1,236 113
Toll Brothers Inc 2,408 285
$ 3,065
Home Furnishings - 0.02%
Dolby Laboratories Inc 1,480 112
SharkNinja Inc
(e)
1,412 164
Whirlpool Corp 1,318 109
$ 385
Housewares - 0.01%
Newell Brands Inc 10,731 60
Scotts Miracle-Gro Co/The 1,125 71
$ 131
Insurance - 6.46%
Allstate Corp/The 6,415 1,304
American Financial Group Inc/OH 170,706 21,322
Arch Capital Group Ltd 8,890 765
Assurant Inc 1,230 230
Assured Guaranty Ltd 1,201 102
Axis Capital Holdings Ltd 1,843 173
Brighthouse Financial Inc
(e)
1,472 70
Brown & Brown Inc 31,991 2,923
Cincinnati Financial Corp 3,749 553
CNA Financial Corp 540 24
Corebridge Financial Inc 5,849 208
Everest Group Ltd 873 293
Fidelity National Financial Inc 549,332 30,998
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
First American Financial Corp 2,392 $ 144
Globe Life Inc 2,015 283
Hanover Insurance Group Inc/The 18,013 3,092
Hartford Insurance Group Inc/The 215,316 26,783
Kemper Corp 1,575 97
Lincoln National Corp 4,146 158
Loews Corp 4,160 377
Markel Group Inc
(e)
242 486
MGIC Investment Corp 5,682 147
Old Republic International Corp 632,171 22,865
Primerica Inc 798 212
Prudential Financial Inc 8,640 895
Reinsurance Group of America Inc 1,609 310
RenaissanceRe Holdings Ltd 1,159 283
RLI Corp 43,090 2,843
Unum Group 4,213 303
W R Berkley Corp 7,383 508
White Mountains Insurance Group Ltd 58 104
Willis Towers Watson PLC 94,911 29,973
$ 148,828
Internet - 3.89%
CDW Corp/DE 2,963 517
eBay Inc 11,224 1,030
Etsy Inc
(e)
1,129 66
Expedia Group Inc 175,200 31,574
F5 Inc
(e)
1,397 438
Gen Digital Inc 11,933 352
IAC Inc
(e)
1,730 68
Lyft Inc
(e)
666,557 9,372
Maplebear Inc
(e)
860,200 41,264
Match Group Inc 5,953 204
Pinterest Inc
(e)
45,748 1,766
Robinhood Markets Inc
(e)
15,623 1,610
Roku Inc
(e)
2,722 256
Trump Media & Technology Group Corp
(e)
1,218 21
VeriSign Inc 2,051 551
Wayfair Inc
(e)
1,981 130
Zillow Group Inc - A Shares
(e)
1,290 99
Zillow Group Inc - C Shares
(e)
3,949 314
$ 89,632
Iron & Steel - 0.83%
ATI Inc
(e)
3,396 261
Carpenter Technology Corp 956 239
Cleveland-Cliffs Inc
(e)
11,821 124
Nucor Corp 5,595 801
Reliance Inc 1,281 372
Steel Dynamics Inc 135,392 17,270
$ 19,067
Leisure Products & Services - 0.49%
Amer Sports Inc
(e)
3,623 136
Brunswick Corp/DE 1,687 99
Carnival Corp
(e)
363,593 10,824
Harley-Davidson Inc 2,872 70
Norwegian Cruise Line Holdings Ltd
(e)
1,106 28
YETI Holdings Inc
(e)
2,119 78
$ 11,235
Lodging - 0.63%
Boyd Gaming Corp 1,410 120
Choice Hotels International Inc
(a)
482 62
Hilton Worldwide Holdings Inc 51,200 13,726
Hyatt Hotels Corp 971 137
MGM Resorts International
(e)
4,990 182
Travel + Leisure Co 1,088 64
Wyndham Hotels & Resorts Inc 203 17
Wynn Resorts Ltd 2,031 221
$ 14,529

Schedule of Investments
MidCap Value Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.02%
BWX Technologies Inc 1,822 $ 277
Oshkosh Corp 1,554 197
$ 474
Machinery - Diversified - 4.08%
AGCO Corp 157,506 18,581
Applied Industrial Technologies Inc 919 250
CNH Industrial NV 21,390 277
Cognex Corp 4,084 167
Crane Co 1,194 234
Dover Corp 3,301 598
Esab Corp 1,381 185
Flowserve Corp 3,170 178
Gates Industrial Corp PLC
(e)
6,163 153
Graco Inc 4,042 340
IDEX Corp 1,837 300
Ingersoll Rand Inc 9,834 832
Middleby Corp/The
(e)
115,725 16,803
Nordson Corp 1,308 280
Otis Worldwide Corp 9,629 825
Regal Rexnord Corp 116,305 17,780
Rockwell Automation Inc 14,645 5,151
Toro Co/The 2,427 180
Westinghouse Air Brake Technologies Corp 4,128 793
Xylem Inc/NY 208,827 30,200
$ 94,107
Media - 0.60%
Charter Communications Inc
(e)
2,204 594
FactSet Research Systems Inc 855 344
Fox Corp - A Shares 5,255 293
Fox Corp - B Shares 54,579 2,792
Liberty Broadband Corp - A Shares
(e)
329 20
Liberty Broadband Corp - C Shares
(e)
2,142 131
Liberty Global Ltd - A Shares
(e)
4,384 44
Liberty Global Ltd - C Shares
(e)
3,609 37
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
395 36
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
3,514 353
New York Times Co/The 148,933 7,728
News Corp - A Shares 9,225 270
News Corp - B Shares
(a)
2,882 96
Nexstar Media Group Inc 638 119
Paramount Global - Class B
(a)
14,508 182
Sirius XM Holdings Inc 4,622 98
Warner Bros Discovery Inc
(e)
54,373 716
$ 13,853
Metal Fabrication & Hardware - 0.54%
Advanced Drainage Systems Inc 1,711 196
Mueller Industries Inc 137,314 11,723
RBC Bearings Inc
(e)
596 231
Timken Co/The 1,519 115
Valmont Industries Inc 470 171
$ 12,436
Mining - 1.31%
Alcoa Corp 6,281 188
Anglogold Ashanti Plc 56,521 2,614
Franco-Nevada Corp 131,600 20,968
MP Materials Corp
(e)
3,146 193
Royal Gold Inc 41,667 6,310
$ 30,273
Miscellaneous Manufacturers - 0.87%
A O Smith Corp 2,813 199
Carlisle Cos Inc 916 325
Donaldson Co Inc 2,898 209
ITT Inc 1,960 333
Teledyne Technologies Inc
(e)
1,128 621
Textron Inc 235,382 18,306
$ 19,993
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.90%
Zebra Technologies Corp
(e)
61,230 $ 20,758
Oil & Gas - 3.41%
Antero Resources Corp
(e)
7,059 247
APA Corp 8,639 167
Chord Energy Corp 221,234 24,409
Civitas Resources Inc 2,371 72
Coterra Energy Inc 1,011,504 24,670
Devon Energy Corp 505,556 16,795
Diamondback Energy Inc 4,644 690
EQT Corp 14,501 779
Expand Energy Corp 5,352 561
HF Sinclair Corp 3,502 154
Marathon Petroleum Corp 35,558 6,052
Matador Resources Co 2,835 141
Occidental Petroleum Corp 16,383 720
Ovintiv Inc 6,324 260
Permian Resources Corp 15,501 220
Phillips 66 9,205 1,138
Range Resources Corp 5,750 211
Valero Energy Corp 7,590 1,042
Viper Energy Inc 3,187 120
Weatherford International PLC 1,828 103
$ 78,551
Oil & Gas Services - 1.65%
Baker Hughes Co 550,473 24,799
Halliburton Co 20,895 468
NOV Inc 9,102 114
TechnipFMC PLC 345,393 12,562
$ 37,943
Packaging & Containers - 3.72%
Amcor PLC 55,459 518
AptarGroup Inc 139,089 21,857
Ardagh Group SA
(e),(f)
901 —
Ball Corp 6,880 394
Crown Holdings Inc 242,916 24,136
Graphic Packaging Holding Co 780,056 17,442
Packaging Corp of America 106,147 20,566
Sealed Air Corp 3,542 104
Silgan Holdings Inc 2,144 100
Smurfit WestRock PLC 12,696 563
Sonoco Products Co 2,446 110
$ 85,790
Pharmaceuticals - 0.20%
BellRing Brands Inc
(e)
3,089 169
Cardinal Health Inc 2,916 453
Elanco Animal Health Inc
(e)
11,990 164
Henry Schein Inc
(e)
2,665 180
Jazz Pharmaceuticals PLC
(e)
1,444 165
Neurocrine Biosciences Inc
(e)
24,963 3,201
Organon & Co 6,686 65
Viatris Inc 28,889 252
$ 4,649
Pipelines - 0.47%
Antero Midstream Corp 8,130 149
Cheniere Energy Inc 33,438 7,887
DT Midstream Inc 2,468 254
Kinder Morgan Inc 47,403 1,330
ONEOK Inc 15,230 1,251
$ 10,871
Private Equity - 0.02%
Carlyle Group Inc/The 6,358 386
Real Estate - 0.09%
CBRE Group Inc
(e)
6,449 1,004
CoStar Group Inc
(e)
8,914 849
Howard Hughes Holdings Inc
(e)
798 55
Jones Lang LaSalle Inc
(e)
832 225
$ 2,133

Schedule of Investments
MidCap Value Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7.28%
AGNC Investment Corp 23,035 $ 217
Agree Realty Corp 2,627 188
Alexandria Real Estate Equities Inc 4,175 319
American Homes 4 Rent 8,324 289
Americold Realty Trust Inc 6,944 112
Annaly Capital Management Inc 14,543 296
AvalonBay Communities Inc 3,462 645
Brixmor Property Group Inc 7,490 196
BXP Inc 3,856 252
Camden Property Trust 196,508 21,459
Cousins Properties Inc 4,063 110
Crown Castle Inc 10,573 1,111
CubeSmart 5,514 215
Digital Realty Trust Inc 8,217 1,450
EastGroup Properties Inc 1,261 206
EPR Properties 1,813 100
Equity LifeStyle Properties Inc 420,117 25,174
Equity Residential 97,360 6,153
Essex Property Trust Inc 1,547 402
Extra Space Storage Inc 5,131 689
Federal Realty Investment Trust 2,085 192
First Industrial Realty Trust Inc 3,114 152
Gaming and Leisure Properties Inc 6,430 293
Healthcare Realty Trust Inc 7,992 123
Healthpeak Properties Inc 16,891 286
Highwoods Properties Inc 2,731 79
Host Hotels & Resorts Inc 16,710 263
Invitation Homes Inc 14,912 457
Iron Mountain Inc 7,133 694
Kilroy Realty Corp 2,866 106
Kimco Realty Corp 16,284 346
Lamar Advertising Co 225,700 27,592
Lineage Inc 1,814 78
Medical Properties Trust Inc 12,844 53
Mid-America Apartment Communities Inc 2,832 403
Millrose Properties Inc 3,086 93
National Storage Affiliates Trust 1,814 53
NNN REIT Inc 598,454 24,692
Omega Healthcare Investors Inc 6,982 272
Park Hotels & Resorts Inc 5,057 54
Rayonier Inc 4,075 95
Realty Income Corp 21,768 1,222
Regency Centers Corp 4,400 314
Rexford Industrial Realty Inc 5,760 210
Rithm Capital Corp 12,889 155
SBA Communications Corp 114,712 25,778
Simon Property Group Inc 87,206 14,284
STAG Industrial Inc 4,578 157
Starwood Property Trust Inc 8,323 162
Sun Communities Inc 2,487 308
UDR Inc 7,609 299
Ventas Inc 10,610 713
VICI Properties Inc 222,782 7,262
Vornado Realty Trust 4,295 165
Weyerhaeuser Co 17,664 442
WP Carey Inc 5,279 339
$ 167,769
Retail - 4.93%
AutoNation Inc
(e)
660 127
Bath & Body Works Inc 839,085 24,300
Best Buy Co Inc 4,707 306
BJ's Wholesale Club Holdings Inc
(e)
2,709 287
CarMax Inc
(e)
3,703 210
Casey's General Stores Inc 41,759 21,720
Darden Restaurants Inc 151 30
Dick's Sporting Goods Inc 1,309 277
Dillard's Inc 76 36
Dollar General Corp 99,754 10,464
Dollar Tree Inc
(e)
4,948 562
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Domino's Pizza Inc 532 $ 246
Ferguson Enterprises Inc 4,440 992
Five Below Inc
(e)
34,300 4,683
Floor & Decor Holdings Inc
(e)
1,753 134
Freshpet Inc
(e)
887 61
GameStop Corp
(e)
9,964 224
Gap Inc/The 5,591 109
Genuine Parts Co 3,376 435
Lithia Motors Inc 548 158
Lululemon Athletica Inc
(e)
1,078 216
Macy's Inc 7,135 90
MSC Industrial Direct Co Inc 1,132 98
Ollie's Bargain Outlet Holdings Inc
(e)
1,501 205
Penske Automotive Group Inc 79,976 13,389
QXO Inc
(e)
14,477 290
Restaurant Brands International Inc 2,848 193
RH
(a),(e)
339 70
Ross Stores Inc 6,250 853
Texas Roadhouse Inc 56,100 10,386
Tractor Supply Co 213,600 12,165
Ulta Beauty Inc
(e)
818 421
Walgreens Boots Alliance Inc 272,574 3,173
Wendy's Co/The 2,376 23
Williams-Sonoma Inc 31,845 5,956
Yum! Brands Inc 4,497 648
$ 113,537
Savings & Loans - 0.00%
TFS Financial Corp 1,349 18
Semiconductors - 2.19%
Allegro MicroSystems Inc
(e)
2,995 94
Amkor Technology Inc 2,942 66
Cirrus Logic Inc
(e)
1,284 129
Entegris Inc 3,046 239
GLOBALFOUNDRIES Inc
(e)
2,646 99
IPG Photonics Corp
(e)
644 48
Lattice Semiconductor Corp
(e)
76,255 3,800
MACOM Technology Solutions Holdings Inc
(e)
1,156 159
Microchip Technology Inc 301,062 20,348
MKS Inc 251,827 23,969
ON Semiconductor Corp
(e)
10,272 579
Onto Innovation Inc
(e)
962 91
Qorvo Inc
(e)
2,267 190
Skyworks Solutions Inc 3,732 256
Teradyne Inc 3,907 420
$ 50,487
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 946 264
Software - 2.24%
Akamai Technologies Inc
(e)
244,792 18,681
BILL Holdings Inc
(e)
2,368 101
Broadridge Financial Solutions Inc 284 70
CCC Intelligent Solutions Holdings Inc
(e)
12,581 122
Concentrix Corp 1,169 61
Dayforce Inc
(e)
3,347 193
Docusign Inc
(e)
1,260 95
DoubleVerify Holdings Inc
(e)
1,644 25
Dropbox Inc - A Shares
(e)
3,832 104
Electronic Arts Inc 77,178 11,769
Fair Isaac Corp
(e)
98 141
Fidelity National Information Services Inc 12,833 1,019
Informatica Inc
(e)
2,693 67
Jack Henry & Associates Inc 1,765 300
MongoDB Inc
(e)
1,729 411
MSCI Inc 924 519
nCino Inc
(e)
2,355 66
Nutanix Inc
(e)
52,408 3,939
Paychex Inc 5,389 778
Paycom Software Inc 559 129
Pegasystems Inc 1,492 88

Schedule of Investments
MidCap Value Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
PTC Inc
(e)
2,560 $ 550
SentinelOne Inc
(e)
2,087 38
SS&C Technologies Holdings Inc 5,151 440
Take-Two Interactive Software Inc
(e)
2,879 641
Teradata Corp
(e)
1,888 40
Twilio Inc
(e)
2,854 368
Tyler Technologies Inc
(e)
188 110
UiPath Inc
(e)
10,588 124
Unity Software Inc
(e)
7,252 242
Veeva Systems Inc
(e)
34,226 9,727
Zoom Communications Inc
(e)
6,401 474
ZoomInfo Technologies Inc
(e)
7,500 81
$ 51,513
Telecommunications - 0.75%
AST SpaceMobile Inc
(e)
336 18
Ciena Corp
(e)
3,434 319
Corning Inc 262,754 16,616
Frontier Communications Parent Inc
(e)
5,712 210
GCI Liberty Inc - Class A
(e)
65 2
GCI Liberty Inc - Class C
(e)
453 15
Iridium Communications Inc 2,250 55
Millicom International Cellular SA 2,639 106
$ 17,341
Toys, Games & Hobbies - 0.02%
Hasbro Inc 3,209 241
Mattel Inc
(e)
7,823 133
$ 374
Transportation - 2.79%
CH Robinson Worldwide Inc 2,880 332
CSX Corp 497,800 17,692
Expeditors International of Washington Inc 3,329 387
JB Hunt Transport Services Inc 42,241 6,085
Kirby Corp
(e)
1,375 131
Knight-Swift Transportation Holdings Inc 546,632 23,232
Landstar System Inc 112,939 15,063
Old Dominion Freight Line Inc 4,273 638
Ryder System Inc 976 173
Saia Inc
(e)
641 194
Schneider National Inc 1,331 32
XPO Inc
(e)
2,209 266
$ 64,225
Water - 1.21%
American Water Works Co Inc 196,560 27,565
Essential Utilities Inc 6,701 247
$ 27,812
TOTAL COMMON STOCKS $ 2,262,149
Total Investments $ 2,300,100
Other Assets and Liabilities -  0.16% 3,612
TOTAL NET ASSETS - 100.00% $ 2,303,712
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,833 or 0.25% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,007 or
0.26% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 51,595 $ 939,314 $ 959,269 $ 31,640
$ 51,595 $ 939,314 $ 959,269 $ 31,640
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 2,173 $ — $ — $ —
$ 2,173 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Value Fund I
July 31, 2025 (unaudited)

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2025 Long 26 $ 8,229 $ (92)
Total $ (92)
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .59 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares MSCI EAFE Value ETF
(a)
21,800 $ 1,381
Money Market Funds - 1 .47%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(b),(c)
1,555,410 1,555
Principal Government Money Market Fund - Class
R-6 4.22%
(b),(d)
15,151,886 15,152
$ 16,707
TOTAL INVESTMENT COMPANIES $ 18,088
COMMON STOCKS - 97 .59 % Shares Held Value (000's)
Advertising - 0 .36%
Dentsu Group Inc 1,400 $ 28
Publicis Groupe SA 1,627 149
WPP PLC 728,593 3,944
$ 4,121
Aerospace & Defense - 3 .98%
IHI Corp 500 55
QinetiQ Group PLC 731,944 4,799
Rheinmetall AG 7,374 14,597
Rolls-Royce Holdings PLC 1,270,324 18,030
Thales SA 29,391 7,906
$ 45,387
Agriculture - 0 .65%
British American Tobacco PLC 128,236 6,871
Imperial Brands PLC 5,564 217
Japan Tobacco Inc 8,500 243
Wilmar International Ltd 14,800 33
$ 7,364
Airlines - 0 .01%
ANA Holdings Inc 1,200 22
Deutsche Lufthansa AG 4,260 37
Japan Airlines Co Ltd 1,000 20
Singapore Airlines Ltd 10,600 55
$ 134
Apparel - 2 .17%
Kering SA 100,948 24,787
Automobile Manufacturers - 0 .25%
Bayerische Motoren Werke AG 2,062 196
Daimler Truck Holding AG 2,197 107
Honda Motor Co Ltd 30,000 311
Isuzu Motors Ltd 3,800 49
Mercedes-Benz Group AG 5,137 291
Nissan Motor Co Ltd
(a)
16,000 34
Renault SA 1,361 50
Stellantis NV 14,338 127
Subaru Corp 4,100 75
Suzuki Motor Corp 7,300 80
Toyota Motor Corp 67,550 1,202
Volvo AB - B Shares 11,298 324
$ 2,846
Automobile Parts & Equipment - 0 .94%
Aisin Corp 3,700 51
Bridgestone Corp 4,100 166
Cie Generale des Etablissements Michelin SCA 4,770 170
Continental AG 116,094 9,916
Denso Corp 8,600 116
Sumitomo Electric Industries Ltd 5,000 124
Toyota Industries Corp 1,200 128
$ 10,671
Banks - 15 .13%
ABN AMRO Bank NV
(e)
405,943 11,735
AIB Group PLC 14,900 118
ANZ Group Holdings Ltd 21,173 416
Banca Mediolanum SpA 1,709 30
Banco Bilbao Vizcaya Argentaria SA 40,933 683
Banco BPM SpA 8,080 103
Banco de Sabadell SA 38,306 141
Banco Santander SA 70,000 601
Bank Hapoalim BM 8,925 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Leumi Le-Israel BM 10,665 $ 197
Bank of Ireland Group PLC 6,971 93
Bank of Nova Scotia/The 180,600 10,048
Bankinter SA 4,794 68
Banque Cantonale Vaudoise 229 27
Barclays PLC 3,888,579 19,008
BNP Paribas SA 293,677 26,777
BOC Hong Kong Holdings Ltd 26,300 118
BPER Banca SPA 10,415 103
CaixaBank SA 28,064 264
Chiba Bank Ltd/The 4,000 37
Commerzbank AG 6,320 230
Concordia Financial Group Ltd 7,000 46
Credit Agricole SA 7,532 139
Danske Bank A/S 4,906 195
Deutsche Bank AG 238,225 7,847
DNB Bank ASA 6,339 160
Erste Group Bank AG 2,189 200
Eurobank Ergasias Services and Holdings SA 390,740 1,434
FinecoBank Banca Fineco SpA 2,827 60
Grupo Financiero Banorte SAB de CV 870,900 7,756
Hang Seng Bank Ltd 5,300 77
HSBC Holdings PLC 125,935 1,534
ING Groep NV 371,662 8,661
Intesa Sanpaolo SpA 107,835 650
Israel Discount Bank Ltd 8,699 83
Japan Post Bank Co Ltd 12,800 143
KBC Group NV 1,633 170
Lloyds Banking Group PLC 427,735 439
Macquarie Group Ltd 2,575 357
Mediobanca Banca di Credito Finanziario SpA 3,555 78
Mitsubishi UFJ Financial Group Inc 81,700 1,126
Mizrahi Tefahot Bank Ltd 1,101 68
Mizuho Financial Group Inc 17,100 502
National Australia Bank Ltd 21,782 541
NatWest Group PLC 327,528 2,274
Nordea Bank Abp 760,604 11,099
Oversea-Chinese Banking Corp Ltd 24,000 311
Resona Holdings Inc 5,200 47
Shinhan Financial Group Co Ltd 96,264 4,687
Skandinaviska Enskilda Banken AB 11,286 197
Societe Generale SA 105,443 6,730
Standard Chartered PLC 1,229,788 22,046
Sumitomo Mitsui Financial Group Inc 135,600 3,421
Sumitomo Mitsui Trust Group Inc 4,614 121
Svenska Handelsbanken AB 10,320 126
Swedbank AB 6,039 161
UniCredit SpA 153,634 11,304
United Overseas Bank Ltd 223,400 6,207
Westpac Banking Corp 24,346 526
$ 172,487
Beverages - 2 .99%
Anheuser-Busch InBev SA/NV 130,903 7,526
Carlsberg AS 55,359 6,902
Davide Campari-Milano NV 3,058 21
Diageo PLC 416,359 10,091
Heineken Holding NV 923 62
Heineken NV 118,376 9,292
JDE Peet's NV 1,300 39
Kirin Holdings Co Ltd 2,100 28
Pernod Ricard SA 1,435 147
$ 34,108
Building Materials - 1 .81%
AGC Inc 1,400 42
Amrize Ltd
(f)
3,709 187
Cie de Saint-Gobain SA 98,839 11,338
Heidelberg Materials AG 952 220
Holcim AG
(f)
3,708 296
Svenska Cellulosa AB SCA 4,297 54

Schedule of Investments
Overseas Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
TOTO Ltd 332,400 $ 8,462
$ 20,599
Chemicals - 4 .25%
Akzo Nobel NV 342,994 21,541
Arkema SA 82,604 5,617
Asahi Kasei Corp 8,600 60
BASF SE 199,023 9,754
Covestro AG
(f)
1,277 87
Croda International PLC 5,123 176
DSM-Firmenich AG 1,322 127
EMS-Chemie Holding AG 25 20
Evonik Industries AG 1,815 36
ICL Group Ltd 5,475 34
Mitsubishi Chemical Group Corp 9,600 52
Nitto Denko Corp 5,000 103
Syensqo SA 57,375 4,547
Toray Industries Inc 9,800 67
Tosoh Corp 407,800 6,139
Yara International ASA 1,178 44
$ 48,404
Commercial Services - 1 .85%
Dai Nippon Printing Co Ltd 2,900 45
Nexi SpA
(e)
3,760 21
Persol Holdings Co Ltd 3,588,900 6,860
Randstad NV 153,748 7,308
RELX PLC 125,950 6,541
Rentokil Initial PLC 17,948 89
Secom Co Ltd 2,000 72
Securitas AB 3,481 52
SGS SA 573 58
TOPPAN Holdings Inc 1,700 46
$ 21,092
Computers - 1 .28%
Capgemini SE 87,914 13,088
Fujitsu Ltd 67,900 1,479
Otsuka Corp 700 13
SCSK Corp 300 10
Teleperformance SE 382 37
$ 14,627
Consumer Products - 1 .78%
Henkel AG & Co KGaA 736 52
Reckitt Benckiser Group PLC 270,712 20,289
$ 20,341
Cosmetics & Personal Care - 0 .04%
Kao Corp 2,200 99
Unilever PLC 6,228 361
$ 460
Distribution & Wholesale - 0 .13%
Bunzl PLC 2,330 69
Marubeni Corp 10,000 205
Mitsubishi Corp 24,300 479
Mitsui & Co Ltd 17,600 358
Rexel SA 1,584 48
Sumitomo Corp 7,800 200
Toyota Tsusho Corp 4,500 103
$ 1,462
Diversified Financial Services - 3 .37%
AerCap Holdings NV 1,309 140
Amundi SA
(e)
436 32
ASX Ltd 742 33
Azimut Holding SpA 365,444 12,422
Daiwa Securities Group Inc 9,400 65
Euronext NV
(e)
209 34
Japan Exchange Group Inc 3,800 37
Julius Baer Group Ltd 199,282 13,485
Mitsubishi HC Capital Inc 6,200 46
Nomura Holdings Inc 21,300 141
ORIX Corp 8,200 184
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
SBI Holdings Inc 1,300 $ 48
Schroders PLC 5,538 29
St James's Place PLC 678,531 11,678
$ 38,374
Electric - 3 .59%
Chubu Electric Power Co Inc 4,500 55
Contact Energy Ltd 6,135 33
E.ON SE 185,769 3,389
EDP SA 22,308 96
Elia Group SA/NV 349 40
Enel SpA 1,642,822 14,487
Engie SA 12,990 292
Fortum Oyj 557,813 10,233
Iberdrola SA 45,212 795
Kansai Electric Power Co Inc/The 6,800 82
Korea Electric Power Corp 67,742 1,871
Meridian Energy Ltd 9,994 34
National Grid PLC 637,238 8,954
Origin Energy Ltd 12,249 92
Orsted AS
(e),(f)
1,196 56
Power Assets Holdings Ltd 9,500 63
Redeia Corp SA 2,872 56
RWE AG 4,498 184
Sembcorp Industries Ltd 6,400 38
Terna - Rete Elettrica Nazionale 10,004 97
$ 40,947
Electronics - 2 .70%
Kyocera Corp 9,100 107
MINEBEA MITSUMI Inc 443,300 6,977
Murata Manufacturing Co Ltd 1,033,586 15,384
Sensata Technologies Holding PLC 269,031 8,275
Shimadzu Corp 700 16
$ 30,759
Energy - Alternate Sources - 0 .57%
Vestas Wind Systems A/S 355,795 6,496
Engineering & Construction - 0 .71%
Acciona SA 93 18
Auckland International Airport Ltd 11,938 53
Bouygues SA 1,341 55
Eiffage SA 486 65
Fraport AG Frankfurt Airport Services Worldwide
(f)
102,109 7,598
Kajima Corp 3,100 78
Keppel Ltd 10,400 68
Obayashi Corp 4,600 68
Skanska AB 2,422 56
Taisei Corp 1,100 66
$ 8,125
Entertainment - 0 .01%
Genting Singapore Ltd 46,300 26
Lottery Corp Ltd/The 5,953 21
Toho Co Ltd/Tokyo 300 19
$ 66
Food - 0 .20%
Barry Callebaut AG
(a)
17 21
Carrefour SA 3,838 55
Danone SA 4,592 376
J Sainsbury PLC 12,428 50
Kerry Group PLC 412 38
Kesko Oyj 1,934 42
Koninklijke Ahold Delhaize NV 6,494 256
MEIJI Holdings Co Ltd 1,700 34
Nestle SA 12,135 1,060
Orkla ASA 1,875 20
Salmar ASA 331 13
Tesco PLC 47,612 268
WH Group Ltd
(e)
57,000 57
Yakult Honsha Co Ltd 1,300 21
$ 2,311

Schedule of Investments
Overseas Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Food Service - 0 .00%
Sodexo SA 439 $ 26
Forest Products & Paper - 0 .62%
Holmen AB 580 22
Mondi PLC 510,665 6,903
UPM-Kymmene Oyj 3,797 98
$ 7,023
Gas - 1 .85%
Centrica PLC 4,529,494 9,846
Osaka Gas Co Ltd 2,500 63
Snam SpA 1,935,226 11,215
$ 21,124
Hand & Machine Tools - 0 .73%
Fuji Electric Co Ltd 900 45
Makita Corp 263,246 8,149
Schindler Holding AG - PC 146 53
Schindler Holding AG - REG 89 31
$ 8,278
Healthcare - Products - 3 .89%
Elekta AB 1,013,248 4,996
FUJIFILM Holdings Corp 7,900 164
Getinge AB 367,304 7,250
Koninklijke Philips NV 413,018 10,786
Olympus Corp 516,627 6,172
QIAGEN NV 769 38
Smith & Nephew PLC 978,682 14,958
$ 44,364
Healthcare - Services - 0 .03%
Eurofins Scientific SE 450 35
Fresenius Medical Care AG 1,566 79
Fresenius SE & Co KGaA 3,005 144
Sonic Healthcare Ltd 3,245 57
$ 315
Holding Companies - Diversified - 0 .80%
Jardine Matheson Holdings Ltd 166,874 9,062
Swire Pacific Ltd 2,500 22
$ 9,084
Home Builders - 1 .04%
Barratt Redrow PLC 9,762 48
Berkeley Group Holdings PLC 82,240 3,955
Daiwa House Industry Co Ltd 4,000 132
Persimmon PLC 506,442 7,637
Sekisui Chemical Co Ltd 2,700 47
$ 11,819
Home Furnishings - 0 .01%
Panasonic Holdings Corp 16,600 157
Insurance - 5 .69%
Aegon Ltd 9,400 67
Ageas SA/NV 1,057 72
AIA Group Ltd 1,037,600 9,674
Allianz SE 2,746 1,085
ASR Nederland NV 1,053 70
Aviva PLC 21,709 185
AXA SA 70,001 3,400
Dai-ichi Life Holdings Inc 12,400 98
Generali 6,139 229
Helvetia Holding AG 263 63
Insurance Australia Group Ltd 16,817 94
Japan Post Holdings Co Ltd 12,700 118
Japan Post Insurance Co Ltd 1,300 33
Legal & General Group PLC 2,647,342 8,957
M&G PLC 2,951,807 10,160
Medibank Pvt Ltd 12,719 42
MS&AD Insurance Group Holdings Inc 9,200 197
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
951 623
NN Group NV 1,914 129
Phoenix Group Holdings PLC 4,968 43
Prudential PLC 681,209 8,642
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
QBE Insurance Group Ltd 6,947 $ 103
Sampo Oyj 17,217 185
Samsung Fire & Marine Insurance Co Ltd 9,227 2,913
SCOR SE 327,326 10,663
Sompo Holdings Inc 181,800 5,361
Suncorp Group Ltd 7,702 103
Swiss Life Holding AG 205 212
Swiss Re AG 2,145 384
T&D Holdings Inc 3,500 85
Tryg A/S 2,401 58
Unipol Assicurazioni SpA 2,539 51
Zurich Insurance Group AG 1,042 711
$ 64,810
Internet - 0 .67%
LY Corp 13,200 48
Prosus NV
(f)
6,049 346
Rakuten Group Inc
(f)
4,100 21
Tencent Holdings Ltd 103,700 7,260
$ 7,675
Investment Companies - 0 .02%
Eurazeo SE 306 18
EXOR NV 626 60
Groupe Bruxelles Lambert NV 588 49
Industrivarden AB - A Shares 591 22
Industrivarden AB - C Shares 768 29
L E Lundbergforetagen AB 578 28
Sofina SA 118 36
Washington H Soul Pattinson & Co Ltd
(a)
1,693 44
$ 286
Iron & Steel - 0 .45%
ArcelorMittal SA 153,225 4,777
BlueScope Steel Ltd 2,179 33
Fortescue Ltd 12,042 136
JFE Holdings Inc 4,100 48
Nippon Steel Corp 6,800 131
$ 5,125
Leisure Products & Services - 1 .02%
Carnival Corp
(f)
386,638 11,510
Shimano Inc 400 44
Yamaha Motor Co Ltd 6,600 48
$ 11,602
Lodging - 0 .00%
Whitbread PLC 1,250 50
Machinery - Construction & Mining - 0 .69%
Komatsu Ltd 236,847 7,631
Mitsubishi Electric Corp 8,800 198
$ 7,829
Machinery - Diversified - 3 .71%
FANUC Corp 433,900 12,078
Hexagon AB 348,833 3,833
Kone Oyj 846 52
Kubota Corp 6,900 77
Nabtesco Corp 375,158 6,902
Omron Corp 285,279 7,353
SMC Corp 34,300 11,936
Spirax Group PLC 196 16
$ 42,247
Media - 0 .00%
Bollore SE 5,409 31
Pearson PLC 2,282 32
$ 63
Metal Fabrication & Hardware - 0 .55%
MISUMI Group Inc 425,869 6,133
SKF AB 2,415 56
Tenaris SA 2,880 50
$ 6,239

Schedule of Investments
Overseas Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 1 .36%
Anglo American PLC 7,961 $ 224
Barrick Mining Corp 203,600 4,298
BHP Group Ltd 36,097 912
Boliden AB
(f)
223,029 6,827
Glencore PLC
(f)
618,719 2,483
Norsk Hydro ASA 5,374 32
Rio Tinto Ltd 2,642 188
Rio Tinto PLC 8,028 478
South32 Ltd 32,075 60
Sumitomo Metal Mining Co Ltd 1,100 24
$ 15,526
Miscellaneous Manufacturers - 2 .44%
Alstom SA
(f)
891,278 20,906
Chemring Group PLC 615,155 4,455
Siemens AG 2,702 688
Smiths Group PLC 57,191 1,772
$ 27,821
Office & Business Equipment - 0 .01%
Canon Inc 2,300 65
Ricoh Co Ltd 2,000 18
$ 83
Oil & Gas - 3 .33%
Aker BP ASA 364,249 8,763
BP PLC 2,183,238 11,703
DCC PLC 702 44
ENEOS Holdings Inc 12,410 65
Eni SpA 15,666 267
Equinor ASA 264,406 6,792
Idemitsu Kosan Co Ltd 5,800 37
Inpex Corp 6,300 90
Neste Oyj 1,127 18
OMV AG 1,044 53
Repsol SA 8,231 125
Santos Ltd 23,092 116
Shell PLC 42,655 1,533
Suncor Energy Inc 183,432 7,235
TotalEnergies SE 14,530 864
Woodside Energy Group Ltd 13,437 227
$ 37,932
Oil & Gas Services - 0 .59%
Saipem SpA 2,513,919 6,720
Packaging & Containers - 0 .98%
SIG Group AG 1,519 25
Smurfit WestRock PLC 100,135 4,444
Stora Enso Oyj 646,495 6,652
$ 11,121
Pharmaceuticals - 5 .20%
Astellas Pharma Inc 12,700 132
AstraZeneca PLC 112,693 16,441
Bayer AG 6,954 216
Eisai Co Ltd 1,900 53
Grifols SA
(f)
798 12
GSK PLC 540,124 9,935
Hikma Pharmaceuticals PLC 1,266 33
Ipsen SA 288 34
Kyowa Kirin Co Ltd 1,700 29
Merck KGaA 920 115
Novartis AG 6,760 770
Novo Nordisk A/S 145,893 6,785
Ono Pharmaceutical Co Ltd 2,900 32
Roche Holding AG 45,769 14,283
Sandoz Group AG 2,973 170
Sanofi SA 111,389 10,000
Shionogi & Co Ltd 5,300 89
Takeda Pharmaceutical Co Ltd 4,000 110
Teva Pharmaceutical Industries Ltd ADR
(f)
5,277 81
$ 59,320
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .45%
APA Group 9,227 $ 50
Enbridge Inc 111,103 5,031
$ 5,081
Private Equity - 0 .01%
3i Group PLC 2,423 133
CapitaLand Investment Ltd/Singapore 18,000 38
$ 171
Real Estate - 0 .10%
Azrieli Group Ltd 323 32
CK Asset Holdings Ltd 14,000 64
Daito Trust Construction Co Ltd 400 41
Fastighets AB Balder
(f)
5,102 34
Henderson Land Development Co Ltd 10,438 37
Hongkong Land Holdings Ltd 7,801 47
Hulic Co Ltd 3,300 32
LEG Immobilien SE 528 42
Mitsubishi Estate Co Ltd 4,900 92
Mitsui Fudosan Co Ltd 18,700 167
Sekisui House Ltd 4,200 88
Sino Land Co Ltd 28,000 32
Sumitomo Realty & Development Co Ltd 2,200 80
Sun Hung Kai Properties Ltd 10,383 123
Swiss Prime Site AG 571 79
Vonovia SE 2,635 82
Wharf Real Estate Investment Co Ltd 12,000 38
$ 1,110
REITs - 1 .18%
CapitaLand Ascendas REIT 26,000 56
CapitaLand Integrated Commercial Trust 41,100 69
Covivio SA/France 424 28
Gecina SA 350 34
Goodman Group 5,056 113
Klepierre SA 1,523 58
Land Securities Group PLC 5,030 38
Link REIT 18,480 103
LondonMetric Property PLC 2,975,844 7,489
Nippon Building Fund Inc 56 51
Scentre Group 37,028 89
Segro PLC 606,920 5,173
Stockland 17,056 61
Unibail-Rodamco-Westfield
(f)
865 84
Vicinity Ltd 27,422 43
$ 13,489
Retail - 0 .21%
Associated British Foods PLC 2,308 67
CK Hutchison Holdings Ltd 19,000 124
JD Sports Fashion PLC 19,799 22
Kingfisher PLC 600,476 2,135
MatsukiyoCocokara & Co 900 19
Nitori Holdings Co Ltd 200 17
Swatch Group AG/The - BR 144 25
$ 2,409
Semiconductors - 6 .31%
ASMPT Ltd 651,554 5,512
Infineon Technologies AG 526,185 20,670
Renesas Electronics Corp 1,393,900 16,954
Samsung Electronics Co Ltd 432,493 22,042
SK Hynix Inc 34,105 6,610
STMicroelectronics NV 4,817 122
$ 71,910
Shipbuilding - 0 .00%
Yangzijiang Shipbuilding Holdings Ltd 7,100 14
Software - 1 .21%
Nice Ltd ADR
(f)
35,641 5,562
Nice Ltd
(f)
169 26
SAP SE 28,677 8,200
Temenos AG 150 14
$ 13,802

Schedule of Investments
Overseas Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1 .07%
BT Group PLC 42,473 $ 116
Deutsche Telekom AG 261,337 9,373
Elisa Oyj 1,007 52
HKT Trust & HKT Ltd 27,000 42
KDDI Corp 21,800 358
Koninklijke KPN NV 27,651 123
Nokia OYJ 37,870 154
NTT Inc 211,700 214
Orange SA 13,243 201
Singapore Telecommunications Ltd 34,100 102
SoftBank Corp 203,100 293
SoftBank Group Corp 3,400 260
Swisscom AG
(f)
185 129
Tele2 AB 3,875 60
Telecom Italia SpA/Milano
(f)
76,249 35
Telefonaktiebolaget LM Ericsson 19,755 143
Telefonica SA 26,078 135
Telenor ASA 4,358 67
Telia Co AB 16,683 59
Telstra Group Ltd 28,618 91
Vodafone Group PLC 141,119 153
$ 12,160
Toys, Games & Hobbies - 0 .25%
Bandai Namco Holdings Inc 1,400 45
Nintendo Co Ltd 33,700 2,817
$ 2,862
Transportation - 2 .32%
AP Moller - Maersk A/S - A 20 39
AP Moller - Maersk A/S - B 30 59
Canadian Pacific Kansas City Ltd 167,686 12,332
Central Japan Railway Co 5,400 126
Deutsche Post AG 163,092 7,308
East Japan Railway Co 4,200 90
Getlink SE 1,156 21
Hankyu Hanshin Holdings Inc 1,600 42
Kawasaki Kisen Kaisha Ltd
(a)
2,700 38
Kuehne + Nagel International AG 345 70
Mitsui OSK Lines Ltd
(a)
2,500 84
MTR Corp Ltd 6,000 22
Nippon Express Holdings Inc 269,500 5,920
Nippon Yusen KK 3,100 109
Poste Italiane SpA
(e)
3,234 70
SG Holdings Co Ltd 2,500 28
SITC International Holdings Co Ltd 10,000 32
Tokyo Metro Co Ltd
(a)
800 9
Tokyu Corp 2,000 22
West Japan Railway Co 3,200 70
$ 26,491
Water - 0 .03%
Severn Trent PLC 1,923 68
United Utilities Group PLC 4,849 72
Veolia Environnement SA 4,478 152
$ 292
TOTAL COMMON STOCKS $ 1,112,398
PREFERRED STOCKS - 0 .79 % Shares Held Value (000's)
Automobile Manufacturers - 0 .78%
Bayerische Motoren Werke AG 4.32% 427 $ 37
Dr Ing hc F Porsche AG 1.49%
(e)
172,336 8,739
Porsche Automobil Holding SE 1.91% 1,084 44
Volkswagen AG 6.36% 1,467 153
$ 8,973
Consumer Products - 0 .01%
Henkel AG & Co KGaA 2.04% 1,204 92
TOTAL PREFERRED STOCKS $ 9,065
Total Investments $ 1,139,551
Other Assets and Liabilities -  0.03% 329
TOTAL NET ASSETS - 100.00% $ 1,139,880
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,508 or 0.13% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,555 or
0.14% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,744 or 1.82% of net assets.
(f) Non-income producing security

Schedule of Investments
Overseas Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 11,503 $ 659,472 $ 655,823 $ 15,152
$ 11,503 $ 659,472 $ 655,823 $ 15,152
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 619 $ — $ — $ —
$ 619 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2025 Long 19 $ 2,483 $ (46)
Total $ (46)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .63 % Shares Held Value (000's)
Money Market Funds - 0 .63%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
32,181,558 $ 32,182
TOTAL INVESTMENT COMPANIES $ 32,182
COMMON STOCKS - 99 .39 % Shares Held Value (000's)
Aerospace & Defense - 1 .04%
Boeing Co/The
(c)
117,008 $ 25,957
RTX Corp 171,236 26,982
$ 52,939
Apparel - 0 .95%
Birkenstock Holding Plc
(c)
615,960 30,854
Deckers Outdoor Corp
(c)
165,276 17,547
$ 48,401
Automobile Manufacturers - 1 .49%
Cummins Inc 69,042 25,381
PACCAR Inc 180,258 17,803
Tesla Inc
(c)
107,173 33,038
$ 76,222
Banks - 5 .23%
East West Bancorp Inc 284,769 28,548
JPMorgan Chase & Co 570,785 169,089
Morgan Stanley 222,557 31,705
PNC Financial Services Group Inc/The 104,412 19,867
Wintrust Financial Corp 140,503 17,982
$ 267,191
Biotechnology - 1 .69%
Corteva Inc 687,352 49,579
Vertex Pharmaceuticals Inc
(c)
80,507 36,781
$ 86,360
Building Materials - 1 .38%
CRH PLC 433,822 41,408
Trane Technologies PLC 66,358 29,070
$ 70,478
Chemicals - 0 .94%
Linde PLC 104,489 48,092
Commercial Services - 0 .48%
Service Corp International/US 319,415 24,375
Computers - 4 .38%
Apple Inc 1,076,789 223,509
Consumer Products - 0 .38%
Church & Dwight Co Inc 204,569 19,182
Cosmetics & Personal Care - 1 .04%
Procter & Gamble Co/The 352,648 53,063
Diversified Financial Services - 5 .08%
Ameriprise Financial Inc 105,058 54,440
Nasdaq Inc 691,705 66,556
Visa Inc 400,382 138,320
$ 259,316
Electric - 1 .36%
Constellation Energy Corp 199,645 69,444
Electrical Components & Equipment - 0 .59%
Eaton Corp PLC 78,615 30,245
Electronics - 0 .18%
NEXTracker Inc
(c)
160,605 9,357
Environmental Control - 1 .33%
Republic Services Inc 295,409 68,136
Gas - 0 .49%
Atmos Energy Corp 159,264 24,832
Healthcare - Products - 1 .50%
Abbott Laboratories 269,253 33,977
Thermo Fisher Scientific Inc 91,097 42,604
$ 76,581
Healthcare - Services - 1 .06%
Chemed Corp 10,721 4,420
HCA Healthcare Inc 111,243 39,379
UnitedHealth Group Inc 41,304 10,308
$ 54,107
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .76%
DR Horton Inc 270,120 $ 38,584
Insurance - 2 .66%
Berkshire Hathaway Inc - Class B
(c)
132,214 62,389
Marsh & McLennan Cos Inc 170,961 34,055
Progressive Corp/The 163,451 39,562
$ 136,006
Internet - 14 .36%
Alphabet Inc - A Shares 1,012,681 194,334
Amazon.com Inc
(c)
927,489 217,135
Meta Platforms Inc 221,309 171,169
Netflix Inc
(c)
21,113 24,478
Palo Alto Networks Inc
(c)
242,685 42,130
Reddit Inc
(c)
129,324 20,768
Shopify Inc
(c)
286,662 35,033
Uber Technologies Inc
(c)
321,903 28,247
$ 733,294
Machinery - Construction & Mining - 1 .60%
Caterpillar Inc 40,121 17,574
GE Vernova Inc 96,957 64,020
$ 81,594
Machinery - Diversified - 0 .70%
Deere & Co 68,465 35,901
Media - 0 .52%
Nexstar Media Group Inc 141,152 26,411
Mining - 0 .52%
Cameco Corp 354,281 26,546
Miscellaneous Manufacturers - 0 .91%
Parker-Hannifin Corp 63,548 46,511
Oil & Gas - 2 .53%
Expand Energy Corp 112,642 11,802
Exxon Mobil Corp 504,359 56,307
Marathon Petroleum Corp 279,817 47,622
Permian Resources Corp 934,439 13,232
$ 128,963
Pharmaceuticals - 4 .98%
AbbVie Inc 210,459 39,781
BellRing Brands Inc
(c)
287,141 15,672
Eli Lilly & Co 68,398 50,619
McKesson Corp 104,160 72,239
Merck & Co Inc 241,863 18,895
Novartis AG ADR 502,296 57,131
$ 254,337
Pipelines - 0 .90%
Kinder Morgan Inc 1,641,874 46,071
Private Equity - 1 .19%
KKR & Co Inc 414,116 60,701
REITs - 2 .04%
Equinix Inc 44,758 35,142
Extra Space Storage Inc 201,970 27,137
Regency Centers Corp 586,932 41,907
$ 104,186
Retail - 6 .06%
Casey's General Stores Inc 140,752 73,209
Chipotle Mexican Grill Inc
(c)
96,589 4,142
Costco Wholesale Corp 70,560 66,301
Domino's Pizza Inc 63,737 29,524
O'Reilly Automotive Inc
(c)
512,190 50,358
TJX Cos Inc/The 563,006 70,111
Tractor Supply Co 279,824 15,936
$ 309,581
Semiconductors - 13 .22%
Broadcom Inc 497,209 146,030
KLA Corp 50,140 44,074
Lam Research Corp 587,589 55,727
NVIDIA Corp 2,105,959 374,587
Taiwan Semiconductor Manufacturing Co Ltd ADR 226,838 54,809
$ 675,227

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 12 .06%
Adobe Inc
(c)
26,959 $ 9,643
Broadridge Financial Solutions Inc 197,296 48,833
Cloudflare Inc
(c)
162,118 33,669
Datadog Inc
(c)
111,470 15,603
Fair Isaac Corp
(c)
11,786 16,933
Microsoft Corp 697,151 371,930
Salesforce Inc 176,067 45,483
ServiceNow Inc
(c)
31,562 29,767
Twilio Inc
(c)
203,789 26,289
Workday Inc
(c)
77,333 17,739
$ 615,889
Telecommunications - 2 .81%
Arista Networks Inc
(c)
343,691 42,350
Motorola Solutions Inc 87,803 38,544
T-Mobile US Inc 262,457 62,572
$ 143,466
Transportation - 0 .32%
Old Dominion Freight Line Inc 109,086 16,281
Water - 0 .66%
American Water Works Co Inc 240,238 33,691
TOTAL COMMON STOCKS $ 5,075,070
Total Investments $ 5,107,252
Other Assets and Liabilities -  (0.02)% (1,005)
TOTAL NET ASSETS - 100.00% $ 5,106,247
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 24,066 $ 1,076,503 $ 1,068,387 $ 32,182
$ 24,066 $ 1,076,503 $ 1,068,387 $ 32,182
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 1,430 $ — $ — $ —
$ 1,430 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .56%
Blue Chip Fund
(a)
164,137 $ 8,507
Core Fixed Income Fund
(a)
8,339,129 71,550
Diversified Real Asset Fund
(a)
67,773 796
Global Emerging Markets Fund
(a)
68,592 2,125
High Yield Fund
(a)
1,980,023 13,326
International Equity Fund
(a)
1,301,494 19,392
International Small Company Fund
(a)
72,782 860
LargeCap Growth Fund I
(a)
479,662 8,720
MidCap Fund
(a)
37,432 1,784
Real Estate Securities Fund
(a)
122,378 3,434
SmallCap Fund
(a)
90,048 2,637
SmallCap S&P 600 Index Fund
(a)
30,980 767
Small-MidCap Dividend Income Fund
(a)
95,914 1,825
$ 135,723
Principal Funds, Inc. Institutional Class - 34 .45%
Equity Income Fund
(a)
191,138 7,888
Inflation Protection Fund
(a)
1,498,306 11,807
LargeCap S&P 500 Index Fund
(a)
296,502 9,109
LargeCap Value Fund III
(a)
390,874 7,747
Short-Term Income Fund
(a)
2,879,311 34,782
$ 71,333
TOTAL INVESTMENT COMPANIES $ 207,056
Total Investments $ 207,056
Other Assets and Liabilities -  (0.01)% (24)
TOTAL NET ASSETS - 100.00% $ 207,032
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 9,912 $ 771 $ 3,183 $ 8,507
Core Fixed Income Fund 79,079 10,293 17,994 71,550
Diversified International Fund 18,969 1,270 20,156 —
Diversified Real Asset Fund 976 60 254 796
Equity Income Fund 9,245 1,433 2,407 7,888
Global Emerging Markets Fund 2,009 292 480 2,125
High Income Fund 1,855 50 2,224 —
High Yield Fund 15,974 3,816 6,042 13,326
High Yield Fund - Institutional Class — 2,150 2,150 —
Inflation Protection Fund 13,640 1,533 3,345 11,807
International Equity Fund — 20,208 2,366 19,392
International Small Company Fund 1,842 332 1,384 860
LargeCap Growth Fund I 9,895 2,731 2,768 8,720
LargeCap S&P 500 Index Fund 10,329 607 2,638 9,109
LargeCap Value Fund III 9,272 1,262 2,397 7,747
MidCap Fund 2,415 175 886 1,784
Real Estate Securities Fund 4,387 315 1,014 3,434
Short-Term Income Fund 41,120 3,998 10,634 34,782
SmallCap Fund 3,277 311 993 2,637
SmallCap S&P 600 Index Fund — 909 53 767
Small-MidCap Dividend Income Fund 2,137 397 687 1,825
$ 236,333 $ 52,913 $ 84,055 $ 207,056
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 13 $ 1,590 $ 427 $ (583)
Core Fixed Income Fund 2,078 (1,242) — 1,414
Diversified International Fund 447 6,634 509 (6,717)
Diversified Real Asset Fund 15 (5) — 19
Equity Income Fund 117 526 760 (909)
Global Emerging Markets Fund 6 5 — 299
High Income Fund 50 (8) — 327
High Yield Fund 735 (41) — (381)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 428 1 — (22)
International Equity Fund — 31 — 1,519
International Small Company Fund 49 65 — 5
LargeCap Growth Fund I 55 308 2,346 (1,446)
LargeCap S&P 500 Index Fund 144 1,535 132 (724)
LargeCap Value Fund III 127 410 563 (800)
MidCap Fund 5 30 71 50
Real Estate Securities Fund 69 (35) 64 (219)
Short-Term Income Fund 1,064 (34) — 332
SmallCap Fund 31 5 31 37
SmallCap S&P 600 Index Fund 5 (3) 24 (86)
Small-MidCap Dividend Income Fund 27 (3) 58 (19)
$ 5,465 $ 9,769 $ 4,985 $ (7,904)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .11%
Blue Chip Fund
(a)
1,942,905 $ 100,701
Core Fixed Income Fund
(a)
78,198,212 670,941
Diversified Real Asset Fund
(a)
651,520 7,655
Global Emerging Markets Fund
(a)
812,432 25,169
High Yield Fund
(a)
17,771,305 119,601
International Equity Fund
(a)
15,410,630 229,618
International Small Company Fund
(a)
872,994 10,319
LargeCap Growth Fund I
(a)
5,676,746 103,203
MidCap Fund
(a)
444,333 21,177
Real Estate Securities Fund
(a)
1,212,149 34,013
SmallCap Fund
(a)
1,050,169 30,749
SmallCap S&P 600 Index Fund
(a)
376,899 9,332
Small-MidCap Dividend Income Fund
(a)
1,138,568 21,667
$ 1,384,145
Principal Funds, Inc. Institutional Class - 32 .90%
Equity Income Fund
(a)
2,262,392 93,369
Inflation Protection Fund
(a)
13,470,860 106,150
LargeCap S&P 500 Index Fund
(a)
3,528,892 108,408
LargeCap Value Fund III
(a)
4,626,885 91,705
Short-Term Income Fund
(a)
23,080,553 278,813
$ 678,445
TOTAL INVESTMENT COMPANIES $ 2,062,590
Total Investments $ 2,062,590
Other Assets and Liabilities -  (0.01)% (198)
TOTAL NET ASSETS - 100.00% $ 2,062,392
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 118,173 $ 5,427 $ 34,522 $ 100,701
Core Fixed Income Fund 730,173 71,378 132,328 670,941
Diversified International Fund 225,830 11,553 236,379 —
Diversified Real Asset Fund 9,355 152 1,978 7,655
Equity Income Fund 110,253 11,799 23,710 93,369
Global Emerging Markets Fund 24,718 1,594 4,718 25,169
High Income Fund 16,009 430 19,075 —
High Yield Fund 139,663 30,020 46,534 119,601
High Yield Fund - Institutional Class — 18,437 18,437 —
Inflation Protection Fund 119,610 10,142 23,431 106,150
International Equity Fund — 236,041 24,493 229,618
International Small Company Fund 21,833 3,114 15,413 10,319
LargeCap Growth Fund I 117,961 29,140 29,544 103,203
LargeCap S&P 500 Index Fund 123,994 3,455 28,411 108,408
LargeCap Value Fund III 110,572 9,739 23,627 91,705
MidCap Fund 28,767 948 9,410 21,177
Real Estate Securities Fund 43,093 1,364 7,908 34,013
Short-Term Income Fund 318,699 25,238 67,448 278,813
SmallCap Fund 41,006 836 11,264 30,749
SmallCap S&P 600 Index Fund — 11,023 604 9,332
Small-MidCap Dividend Income Fund 25,451 3,333 6,771 21,667
$ 2,325,160 $ 485,163 $ 766,005 $ 2,062,590
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 153 $ 18,622 $ 5,180 $ (6,999)
Core Fixed Income Fund 19,346 (9,399) — 11,117
Diversified International Fund 5,380 1,536 6,157 (2,540)
Diversified Real Asset Fund 141 (333) — 459
Equity Income Fund 1,399 5,683 9,233 (10,656)
Global Emerging Markets Fund 78 45 — 3,530
High Income Fund 430 (68) — 2,704
High Yield Fund 6,516 (351) — (3,197)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 3,794 (1,841) — 1,670
International Equity Fund — 87 — 17,983
International Small Company Fund 592 58 — 727
LargeCap Growth Fund I 665 1,230 28,379 (15,584)
LargeCap S&P 500 Index Fund 1,751 17,456 1,610 (8,086)
LargeCap Value Fund III 1,545 4,456 6,827 (9,435)
MidCap Fund 57 258 862 614
Real Estate Securities Fund 681 (357) 640 (2,179)
Short-Term Income Fund 8,346 (308) — 2,632
SmallCap Fund 391 (71) 398 242
SmallCap S&P 600 Index Fund 66 (38) 287 (1,049)
Small-MidCap Dividend Income Fund 330 (70) 707 (276)
$ 51,661 $ 36,595 $ 60,280 $ (18,323)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .67%
Blue Chip Fund
(a)
1,538,317 $ 79,731
Core Fixed Income Fund
(a)
50,910,918 436,816
Diversified Real Asset Fund
(a)
455,690 5,354
Global Emerging Markets Fund
(a)
638,623 19,784
High Yield Fund
(a)
10,542,428 70,950
International Equity Fund
(a)
12,140,935 180,900
International Small Company Fund
(a)
667,749 7,893
LargeCap Growth Fund I
(a)
4,497,386 81,762
MidCap Fund
(a)
346,867 16,532
Real Estate Securities Fund
(a)
806,584 22,633
SmallCap Fund
(a)
828,962 24,272
SmallCap S&P 600 Index Fund
(a)
291,475 7,217
Small-MidCap Dividend Income Fund
(a)
889,362 16,925
$ 970,769
Principal Funds, Inc. Institutional Class - 30 .34%
Equity Income Fund
(a)
1,790,491 73,894
Inflation Protection Fund
(a)
7,975,545 62,847
LargeCap S&P 500 Index Fund
(a)
2,719,707 83,549
LargeCap Value Fund III
(a)
3,660,590 72,553
Short-Term Income Fund
(a)
10,760,103 129,982
$ 422,825
TOTAL INVESTMENT COMPANIES $ 1,393,594
Total Investments $ 1,393,594
Other Assets and Liabilities -  (0.01)% (79)
TOTAL NET ASSETS - 100.00% $ 1,393,515
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 92,702 $ 5,527 $ 27,761 $ 79,731
Core Fixed Income Fund 476,339 52,848 93,445 436,816
Diversified International Fund 176,852 9,758 185,791 —
Diversified Real Asset Fund 6,469 228 1,436 5,354
Equity Income Fund 86,711 10,677 19,612 73,894
Global Emerging Markets Fund 19,452 1,564 4,060 19,784
High Income Fund 9,415 253 11,320 —
High Yield Fund 81,871 19,510 28,235 70,950
High Yield Fund - Institutional Class — 10,944 10,944 —
Inflation Protection Fund 70,562 7,418 15,030 62,847
International Equity Fund — 188,157 21,636 180,900
International Small Company Fund 16,814 2,653 12,211 7,893
LargeCap Growth Fund I 92,591 24,251 23,855 81,762
LargeCap S&P 500 Index Fund 94,480 3,871 22,068 83,549
LargeCap Value Fund III 86,937 9,104 19,550 72,553
MidCap Fund 22,690 1,136 7,970 16,532
Real Estate Securities Fund 28,672 1,404 5,743 22,633
Short-Term Income Fund 146,617 17,172 34,875 129,982
SmallCap Fund 31,006 1,668 8,638 24,272
SmallCap S&P 600 Index Fund — 8,490 436 7,217
Small-MidCap Dividend Income Fund 19,960 2,897 5,648 16,925
$ 1,560,140 $ 379,530 $ 560,264 $ 1,393,594
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 120 $ 13,320 $ 4,059 $ (4,057)
Core Fixed Income Fund 12,693 (1,527) — 2,601
Diversified International Fund 4,243 30,316 4,850 (31,135)
Diversified Real Asset Fund 99 (57) — 150
Equity Income Fund 1,111 2,100 7,254 (5,982)
Global Emerging Markets Fund 62 51 — 2,777
High Income Fund 253 (42) — 1,694
High Yield Fund 3,876 (209) — (1,987)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 2,251 (803) — 700
International Equity Fund — 235 — 14,144
International Small Company Fund 461 (3) — 640
LargeCap Growth Fund I 525 96 22,380 (11,321)
LargeCap S&P 500 Index Fund 1,339 5,835 1,232 1,431
LargeCap Value Fund III 1,220 1,614 5,397 (5,552)
MidCap Fund 45 233 680 443
Real Estate Securities Fund 458 (257) 429 (1,443)
Short-Term Income Fund 3,865 (40) — 1,108
SmallCap Fund 298 (21) 303 257
SmallCap S&P 600 Index Fund 51 (28) 221 (809)
Small-MidCap Dividend Income Fund 260 (57) 553 (227)
$ 33,230 $ 50,756 $ 47,358 $ (36,568)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .91%
Blue Chip Fund
(a)
6,792,098 $ 352,035
Core Fixed Income Fund
(a)
169,384,025 1,453,315
Diversified Real Asset Fund
(a)
2,058,648 24,189
Global Emerging Markets Fund
(a)
2,809,847 87,049
High Yield Fund
(a)
34,890,649 234,814
International Equity Fund
(a)
53,321,603 794,492
International Small Company Fund
(a)
3,084,965 36,464
LargeCap Growth Fund I
(a)
19,839,681 360,685
MidCap Fund
(a)
1,546,634 73,713
Real Estate Securities Fund
(a)
3,070,163 86,149
SmallCap Fund
(a)
3,733,945 109,330
SmallCap S&P 600 Index Fund
(a)
1,202,639 29,777
Small-MidCap Dividend Income Fund
(a)
3,965,092 75,456
$ 3,717,468
Principal Funds, Inc. Institutional Class - 28 .10%
Equity Income Fund
(a)
7,916,010 326,694
Inflation Protection Fund
(a)
24,603,402 193,875
LargeCap S&P 500 Index Fund
(a)
11,782,713 361,965
LargeCap Value Fund III
(a)
16,192,298 320,931
Short-Term Income Fund
(a)
20,655,013 249,512
$ 1,452,977
TOTAL INVESTMENT COMPANIES $ 5,170,445
Total Investments $ 5,170,445
Other Assets and Liabilities -  (0.01)% (462)
TOTAL NET ASSETS - 100.00% $ 5,169,983
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 389,421 $ 18,568 $ 96,209 $ 352,035
Core Fixed Income Fund 1,483,949 171,738 206,236 1,453,315
Diversified International Fund 746,648 39,369 782,697 —
Diversified Real Asset Fund 26,793 498 3,514 24,189
Equity Income Fund 365,327 39,917 62,445 326,694
Global Emerging Markets Fund 79,804 6,503 11,430 87,049
High Income Fund 29,338 788 35,377 —
High Yield Fund 252,490 58,158 68,954 234,814
High Yield Fund - Institutional Class — 34,208 34,208 —
Inflation Protection Fund 211,704 18,792 36,469 193,875
International Equity Fund — 788,756 55,883 794,492
International Small Company Fund 68,575 10,421 45,349 36,464
LargeCap Growth Fund I 389,076 97,263 79,738 360,685
LargeCap S&P 500 Index Fund 393,887 11,618 74,621 361,965
LargeCap Value Fund III 366,230 33,114 62,194 320,931
MidCap Fund 96,172 3,374 28,780 73,713
Real Estate Securities Fund 102,880 3,504 14,052 86,149
Short-Term Income Fund 267,128 42,830 62,307 249,512
SmallCap Fund 130,201 5,500 27,768 109,330
SmallCap S&P 600 Index Fund — 34,853 1,642 29,777
Small-MidCap Dividend Income Fund 84,376 9,852 17,590 75,456
$ 5,483,999 $ 1,429,624 $ 1,807,463 $ 5,170,445
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 506 $ 15,644 $ 17,153 $ 24,611
Core Fixed Income Fund 40,500 (9,345) — 13,209
Diversified International Fund 17,917 41,380 20,582 (44,700)
Diversified Real Asset Fund 425 (44) — 456
Equity Income Fund 4,733 402 30,761 (16,507)
Global Emerging Markets Fund 254 68 — 12,104
High Income Fund 788 (135) — 5,386
High Yield Fund 12,284 (531) — (6,349)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 6,488 (109) — (43)
International Equity Fund — 70 — 61,549
International Small Company Fund 1,876 1,149 — 1,668
LargeCap Growth Fund I 2,207 (98) 94,147 (45,818)
LargeCap S&P 500 Index Fund 5,591 23,788 5,139 7,293
LargeCap Value Fund III 5,150 3,656 22,760 (19,875)
MidCap Fund 192 722 2,901 2,225
Real Estate Securities Fund 1,673 (1,879) 1,541 (4,304)
Short-Term Income Fund 6,930 (33) — 1,894
SmallCap Fund 1,251 7 1,273 1,390
SmallCap S&P 600 Index Fund 209 (106) 908 (3,328)
Small-MidCap Dividend Income Fund 1,116 (158) 2,360 (1,024)
$ 110,090 $ 74,448 $ 199,525 $ (10,163)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 77 .47%
Blue Chip Fund
(a)
2,965,677 $ 153,711
Core Fixed Income Fund
(a)
65,508,472 562,063
Global Emerging Markets Fund
(a)
1,233,576 38,216
High Yield Fund
(a)
12,526,156 84,301
International Equity Fund
(a)
23,398,079 348,631
International Small Company Fund
(a)
1,351,254 15,972
LargeCap Growth Fund I
(a)
8,663,831 157,508
MidCap Fund
(a)
678,651 32,345
Real Estate Securities Fund
(a)
1,474,605 41,377
SmallCap Fund
(a)
1,632,059 47,787
SmallCap S&P 600 Index Fund
(a)
538,105 13,324
Small-MidCap Dividend Income Fund
(a)
1,739,053 33,094
$ 1,528,329
Principal Funds, Inc. Institutional Class - 22 .54%
Equity Income Fund
(a)
3,457,520 142,692
LargeCap S&P 500 Index Fund
(a)
5,263,017 161,680
LargeCap Value Fund III
(a)
7,072,257 140,172
$ 444,544
TOTAL INVESTMENT COMPANIES $ 1,972,873
Total Investments $ 1,972,873
Other Assets and Liabilities -  (0.01)% (100)
TOTAL NET ASSETS - 100.00% $ 1,972,773
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 161,293 $ 11,627 $ 36,675 $ 153,711
Core Fixed Income Fund 552,431 76,134 68,000 562,063
Diversified International Fund 309,490 19,817 328,020 —
Equity Income Fund 151,781 20,768 23,255 142,692
Global Emerging Markets Fund 32,871 3,981 3,952 38,216
High Income Fund 9,586 257 12,213 —
High Yield Fund 85,397 22,235 20,424 84,301
High Yield Fund - Institutional Class — 11,832 11,832 —
International Equity Fund — 343,567 21,859 348,631
International Small Company Fund 30,327 3,606 19,305 15,972
LargeCap Growth Fund I 161,264 44,737 29,734 157,508
LargeCap S&P 500 Index Fund 164,862 8,711 25,782 161,680
LargeCap Value Fund III 152,101 17,993 23,155 140,172
MidCap Fund 40,003 2,585 11,506 32,345
Real Estate Securities Fund 46,930 2,975 5,624 41,377
SmallCap Fund 54,844 3,132 10,633 47,787
SmallCap S&P 600 Index Fund — 15,482 634 13,324
Small-MidCap Dividend Income Fund 35,005 5,159 6,559 33,094
$ 1,988,185 $ 614,598 $ 659,162 $ 1,972,873
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 213 $ 3,856 $ 7,157 $ 13,610
Core Fixed Income Fund 15,341 4 — 1,494
Diversified International Fund 7,570 28,629 8,718 (29,916)
Equity Income Fund 2,026 56 12,882 (6,658)
Global Emerging Markets Fund 107 11 — 5,305
High Income Fund 257 (46) — 2,416
High Yield Fund 4,303 (140) — (2,767)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (45) — 26,968
International Small Company Fund 857 134 — 1,210
LargeCap Growth Fund I 927 61 39,552 (18,820)
LargeCap S&P 500 Index Fund 2,374 1,773 2,180 12,116
LargeCap Value Fund III 2,173 163 9,594 (6,930)
MidCap Fund 82 525 1,218 738
Real Estate Securities Fund 793 29 718 (2,933)
SmallCap Fund 538 (59) 547 503
SmallCap S&P 600 Index Fund 93 (42) 403 (1,482)
Small-MidCap Dividend Income Fund 479 (72) 989 (439)
$ 38,133 $ 34,837 $ 83,958 $ (5,585)
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 73 .46%
Blue Chip Fund
(a)
8,349,810 $ 432,771
Core Fixed Income Fund
(a)
97,961,197 840,507
Global Emerging Markets Fund
(a)
3,462,443 107,267
High Yield Fund
(a)
21,866,895 147,164
International Equity Fund
(a)
65,686,588 978,730
International Small Company Fund
(a)
3,833,903 45,317
LargeCap Growth Fund I
(a)
24,386,179 443,341
MidCap Fund
(a)
1,909,934 91,027
Real Estate Securities Fund
(a)
3,431,261 96,281
SmallCap Fund
(a)
4,599,187 134,664
SmallCap S&P 600 Index Fund
(a)
1,505,839 37,285
Small-MidCap Dividend Income Fund
(a)
4,895,758 93,166
$ 3,447,520
Principal Funds, Inc. Institutional Class - 26 .55%
Equity Income Fund
(a)
9,734,840 401,757
LargeCap S&P 500 Index Fund
(a)
14,633,609 449,544
LargeCap Value Fund III
(a)
19,914,748 394,710
$ 1,246,011
TOTAL INVESTMENT COMPANIES $ 4,693,531
Total Investments $ 4,693,531
Other Assets and Liabilities -  (0.01)% (356)
TOTAL NET ASSETS - 100.00% $ 4,693,175
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 459,086 $ 23,674 $ 99,046 $ 432,771
Core Fixed Income Fund 808,049 124,581 94,243 840,507
Diversified International Fund 882,611 47,877 926,882 —
Equity Income Fund 431,826 49,202 60,642 401,757
Global Emerging Markets Fund 92,626 9,989 10,187 107,267
High Income Fund 16,487 443 21,014 —
High Yield Fund 143,355 40,190 31,499 147,164
High Yield Fund - Institutional Class — 20,356 20,356 —
International Equity Fund — 951,682 47,954 978,730
International Small Company Fund 84,687 9,841 52,837 45,317
LargeCap Growth Fund I 458,919 116,962 79,413 443,341
LargeCap S&P 500 Index Fund 470,015 15,628 74,397 449,544
LargeCap Value Fund III 432,810 41,215 60,388 394,710
MidCap Fund 114,244 4,539 31,333 91,027
Real Estate Securities Fund 111,163 4,324 12,469 96,281
SmallCap Fund 156,294 4,385 27,401 134,664
SmallCap S&P 600 Index Fund — 43,092 1,570 37,285
Small-MidCap Dividend Income Fund 99,757 11,918 17,155 93,166
$ 4,761,929 $ 1,519,898 $ 1,668,786 $ 4,693,531
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 599 $ 11,065 $ 20,272 $ 37,992
Core Fixed Income Fund 22,366 (18) — 2,138
Diversified International Fund 21,318 43,737 24,565 (47,343)
Equity Income Fund 5,673 290 36,459 (18,919)
Global Emerging Markets Fund 297 22 — 14,817
High Income Fund 443 (94) — 4,178
High Yield Fund 7,270 (181) — (4,701)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 47 — 74,955
International Small Company Fund 2,345 1,428 — 2,198
LargeCap Growth Fund I 2,615 (236) 111,545 (52,891)
LargeCap S&P 500 Index Fund 6,702 5,570 6,160 32,728
LargeCap Value Fund III 6,118 676 27,033 (19,603)
MidCap Fund 230 1,417 3,458 2,160
Real Estate Securities Fund 1,841 186 1,678 (6,923)
SmallCap Fund 1,514 (62) 1,540 1,448
SmallCap S&P 600 Index Fund 259 (106) 1,123 (4,131)
Small-MidCap Dividend Income Fund 1,340 (141) 2,799 (1,213)
$ 80,930 $ 63,600 $ 236,632 $ 16,890
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .35%
Blue Chip Fund
(a)
3,437,728 $ 178,178
Core Fixed Income Fund
(a)
20,182,982 173,170
Global Emerging Markets Fund
(a)
1,428,972 44,270
High Yield Fund
(a)
5,746,063 38,671
International Equity Fund
(a)
27,107,274 403,898
International Small Company Fund
(a)
1,590,180 18,796
LargeCap Growth Fund I
(a)
10,038,741 182,504
MidCap Fund
(a)
789,694 37,637
Real Estate Securities Fund
(a)
1,264,796 35,490
SmallCap Fund
(a)
1,921,191 56,253
SmallCap S&P 600 Index Fund
(a)
597,581 14,796
Small-MidCap Dividend Income Fund
(a)
2,023,980 38,516
$ 1,222,179
Principal Funds, Inc. Institutional Class - 29 .66%
Equity Income Fund
(a)
4,010,711 165,522
LargeCap S&P 500 Index Fund
(a)
6,094,136 187,212
LargeCap Value Fund III
(a)
8,205,822 162,639
$ 515,373
TOTAL INVESTMENT COMPANIES $ 1,737,552
Total Investments $ 1,737,552
Other Assets and Liabilities -  (0.01)% (89)
TOTAL NET ASSETS - 100.00% $ 1,737,463
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 179,416 $ 14,351 $ 35,571 $ 178,178
Core Fixed Income Fund 157,787 32,588 17,638 173,170
Diversified International Fund 346,192 21,269 366,005 —
Equity Income Fund 169,141 25,628 22,047 165,522
Global Emerging Markets Fund 36,901 5,088 3,758 44,270
High Income Fund 4,051 109 5,216 —
High Yield Fund 35,737 11,376 7,189 38,671
High Yield Fund - Institutional Class — 5,055 5,055 —
International Equity Fund — 393,770 20,393 403,898
International Small Company Fund 33,206 4,606 20,547 18,796
LargeCap Growth Fund I 179,435 51,287 27,776 182,504
LargeCap S&P 500 Index Fund 186,411 11,296 26,255 187,212
LargeCap Value Fund III 169,474 22,546 21,954 162,639
MidCap Fund 44,877 3,347 12,024 37,637
Real Estate Securities Fund 39,194 2,851 4,106 35,490
SmallCap Fund 62,593 4,205 11,016 56,253
SmallCap S&P 600 Index Fund — 17,004 538 14,796
Small-MidCap Dividend Income Fund 39,405 5,957 6,258 38,516
$ 1,683,820 $ 632,333 $ 613,346 $ 1,737,552
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 237 $ 637 $ 7,968 $ 19,345
Core Fixed Income Fund 4,508 — — 433
Diversified International Fund 8,493 20,890 9,784 (22,346)
Equity Income Fund 2,280 70 14,370 (7,270)
Global Emerging Markets Fund 120 (12) — 6,051
High Income Fund 109 (23) — 1,079
High Yield Fund 1,867 (34) — (1,219)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (162) — 30,683
International Small Company Fund 942 218 — 1,313
LargeCap Growth Fund I 1,034 (276) 44,108 (20,166)
LargeCap S&P 500 Index Fund 2,689 670 2,470 15,090
LargeCap Value Fund III 2,427 14 10,718 (7,441)
MidCap Fund 92 162 1,368 1,275
Real Estate Securities Fund 669 1 601 (2,450)
SmallCap Fund 616 (131) 627 602
SmallCap S&P 600 Index Fund 102 (37) 443 (1,633)
Small-MidCap Dividend Income Fund 543 (68) 1,115 (520)
$ 26,728 $ 21,919 $ 93,572 $ 12,826
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .89%
Blue Chip Fund
(a)
7,226,731 $ 374,561
Core Fixed Income Fund
(a)
14,336,429 123,007
Global Emerging Markets Fund
(a)
2,988,304 92,578
High Yield Fund
(a)
5,438,580 36,602
International Equity Fund
(a)
56,679,024 844,517
International Small Company Fund
(a)
3,324,106 39,291
LargeCap Growth Fund I
(a)
21,102,426 383,642
MidCap Fund
(a)
1,651,480 78,710
Real Estate Securities Fund
(a)
2,393,210 67,153
SmallCap Fund
(a)
3,970,471 116,255
SmallCap S&P 600 Index Fund
(a)
1,298,142 32,142
Small-MidCap Dividend Income Fund
(a)
4,233,574 80,565
$ 2,269,023
Principal Funds, Inc. Institutional Class - 32 .12%
Equity Income Fund
(a)
8,429,278 347,876
LargeCap S&P 500 Index Fund
(a)
12,493,391 383,797
LargeCap Value Fund III
(a)
17,246,272 341,821
$ 1,073,494
TOTAL INVESTMENT COMPANIES $ 3,342,517
Total Investments $ 3,342,517
Other Assets and Liabilities -  (0.01)% (246)
TOTAL NET ASSETS - 100.00% $ 3,342,271
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 387,324 $ 23,306 $ 78,266 $ 374,561
Core Fixed Income Fund 111,382 26,838 15,454 123,007
Diversified International Fund 744,415 41,835 782,889 —
Equity Income Fund 365,071 47,776 49,481 347,876
Global Emerging Markets Fund 78,119 10,872 9,005 92,578
High Income Fund 3,683 99 4,856 —
High Yield Fund 33,723 11,117 7,021 36,602
High Yield Fund - Institutional Class — 4,708 4,708 —
International Equity Fund — 819,781 38,840 844,517
International Small Company Fund 72,023 9,771 45,508 39,291
LargeCap Growth Fund I 387,302 102,065 61,740 383,642
LargeCap S&P 500 Index Fund 393,123 16,429 58,310 383,797
LargeCap Value Fund III 365,834 41,068 49,301 341,821
MidCap Fund 97,065 4,882 26,292 78,710
Real Estate Securities Fund 77,113 3,790 9,033 67,153
SmallCap Fund 132,352 5,377 22,777 116,255
SmallCap S&P 600 Index Fund — 36,779 1,025 32,142
Small-MidCap Dividend Income Fund 84,786 11,085 14,167 80,565
$ 3,333,315 $ 1,217,578 $ 1,278,673 $ 3,342,517
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 506 $ 3,791 $ 17,101 $ 38,406
Core Fixed Income Fund 3,165 5 — 236
Diversified International Fund 18,001 38,367 20,661 (41,728)
Equity Income Fund 4,808 280 30,820 (15,770)
Global Emerging Markets Fund 250 (4) — 12,596
High Income Fund 99 (26) — 1,100
High Yield Fund 1,757 (33) — (1,184)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (296) — 63,872
International Small Company Fund 1,996 996 — 2,009
LargeCap Growth Fund I 2,207 (271) 94,159 (43,714)
LargeCap S&P 500 Index Fund 5,607 1,969 5,152 30,586
LargeCap Value Fund III 5,174 74 22,856 (15,854)
MidCap Fund 196 523 2,937 2,532
Real Estate Securities Fund 1,277 89 1,165 (4,806)
SmallCap Fund 1,281 (11) 1,304 1,314
SmallCap S&P 600 Index Fund 221 (74) 958 (3,538)
Small-MidCap Dividend Income Fund 1,139 (119) 2,379 (1,020)
$ 47,684 $ 45,260 $ 199,492 $ 25,037
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .38%
Blue Chip Fund
(a)
2,550,055 $ 132,169
Core Fixed Income Fund
(a)
3,478,202 29,843
Global Emerging Markets Fund
(a)
1,055,950 32,713
High Yield Fund
(a)
1,458,645 9,817
International Equity Fund
(a)
20,036,174 298,539
International Small Company Fund
(a)
1,180,587 13,954
LargeCap Growth Fund I
(a)
7,445,472 135,359
MidCap Fund
(a)
585,027 27,882
Real Estate Securities Fund
(a)
841,298 23,607
SmallCap Fund
(a)
1,416,215 41,467
SmallCap S&P 600 Index Fund
(a)
445,361 11,027
Small-MidCap Dividend Income Fund
(a)
1,498,508 28,517
$ 784,894
Principal Funds, Inc. Institutional Class - 32 .63%
Equity Income Fund
(a)
2,976,680 122,848
LargeCap S&P 500 Index Fund
(a)
4,442,984 136,488
LargeCap Value Fund III
(a)
6,090,851 120,721
$ 380,057
TOTAL INVESTMENT COMPANIES $ 1,164,951
Total Investments $ 1,164,951
Other Assets and Liabilities -  (0.01)% (70)
TOTAL NET ASSETS - 100.00% $ 1,164,881
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 131,527 $ 12,008 $ 26,147 $ 132,169
Core Fixed Income Fund 30,671 3,488 4,392 29,843
Diversified International Fund 253,931 17,436 270,009 —
Equity Income Fund 124,436 21,507 17,794 122,848
Global Emerging Markets Fund 26,939 4,655 3,295 32,713
High Income Fund 1,134 30 1,474 —
High Yield Fund 9,775 2,585 2,172 9,817
High Yield Fund - Institutional Class — 1,429 1,429 —
International Equity Fund — 290,596 14,428 298,539
International Small Company Fund 24,595 4,058 15,765 13,954
LargeCap Growth Fund I 131,592 39,130 20,532 135,359
LargeCap S&P 500 Index Fund 134,266 9,612 18,925 136,488
LargeCap Value Fund III 124,649 19,239 17,731 120,721
MidCap Fund 33,436 2,906 9,493 27,882
Real Estate Securities Fund 26,248 2,244 3,229 23,607
SmallCap Fund 45,965 3,874 8,748 41,467
SmallCap S&P 600 Index Fund — 12,617 351 11,027
Small-MidCap Dividend Income Fund 29,200 4,884 5,124 28,517
$ 1,128,364 $ 452,298 $ 441,038 $ 1,164,951
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 174 $ 297 $ 5,859 $ 14,484
Core Fixed Income Fund 839 2 — 74
Diversified International Fund 6,240 10,075 7,135 (11,433)
Equity Income Fund 1,673 20 10,608 (5,321)
Global Emerging Markets Fund 88 (8) — 4,422
High Income Fund 30 (7) — 317
High Yield Fund 497 (14) — (357)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (127) — 22,498
International Small Company Fund 700 75 — 991
LargeCap Growth Fund I 759 (29) 32,396 (14,802)
LargeCap S&P 500 Index Fund 1,940 429 1,782 11,106
LargeCap Value Fund III 1,788 12 7,895 (5,448)
MidCap Fund 69 98 1,023 935
Real Estate Securities Fund 445 (2) 404 (1,654)
SmallCap Fund 453 (86) 461 462
SmallCap S&P 600 Index Fund 76 (25) 329 (1,214)
Small-MidCap Dividend Income Fund 401 (45) 830 (398)
$ 16,172 $ 10,665 $ 68,722 $ 14,662
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .41%
Blue Chip Fund
(a)
2,501,003 $ 129,627
Core Fixed Income Fund
(a)
3,447,926 29,583
Global Emerging Markets Fund
(a)
1,035,783 32,089
High Yield Fund
(a)
1,445,689 9,730
International Equity Fund
(a)
19,626,936 292,441
International Small Company Fund
(a)
1,185,564 14,013
LargeCap Growth Fund I
(a)
7,299,033 132,696
MidCap Fund
(a)
577,368 27,517
Real Estate Securities Fund
(a)
831,402 23,329
SmallCap Fund
(a)
1,401,438 41,034
SmallCap S&P 600 Index Fund
(a)
429,865 10,644
Small-MidCap Dividend Income Fund
(a)
1,478,394 28,134
$ 770,837
Principal Funds, Inc. Institutional Class - 32 .59%
Equity Income Fund
(a)
2,921,136 120,555
LargeCap S&P 500 Index Fund
(a)
4,347,388 133,552
LargeCap Value Fund III
(a)
5,978,818 118,500
$ 372,607
TOTAL INVESTMENT COMPANIES $ 1,143,444
Total Investments $ 1,143,444
Other Assets and Liabilities -  0.00% (56)
TOTAL NET ASSETS - 100.00% $ 1,143,388
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 126,062 $ 12,661 $ 23,542 $ 129,627
Core Fixed Income Fund 29,550 3,666 3,720 29,583
Diversified International Fund 243,614 17,677 260,153 —
Equity Income Fund 119,389 21,680 15,579 120,555
Global Emerging Markets Fund 25,733 4,845 2,788 32,089
High Income Fund 1,110 30 1,406 —
High Yield Fund 9,322 2,596 1,866 9,730
High Yield Fund - Institutional Class — 1,362 1,362 —
International Equity Fund — 281,723 10,965 292,441
International Small Company Fund 23,689 4,057 14,799 14,013
LargeCap Growth Fund I 126,137 38,547 18,140 132,696
LargeCap S&P 500 Index Fund 128,642 10,340 16,702 133,552
LargeCap Value Fund III 119,603 19,469 15,518 118,500
MidCap Fund 32,109 3,138 8,767 27,517
Real Estate Securities Fund 25,223 2,425 2,734 23,329
SmallCap Fund 44,030 4,281 7,724 41,034
SmallCap S&P 600 Index Fund — 12,180 340 10,644
Small-MidCap Dividend Income Fund 28,010 4,969 4,460 28,134
$ 1,082,223 $ 445,646 $ 410,565 $ 1,143,444
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 166 $ 101 $ 5,609 $ 14,345
Core Fixed Income Fund 815 1 — 86
Diversified International Fund 5,958 7,221 6,850 (8,359)
Equity Income Fund 1,614 23 10,165 (4,958)
Global Emerging Markets Fund 83 (5) — 4,304
High Income Fund 30 (6) — 272
High Yield Fund 482 (9) — (313)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (91) — 21,774
International Small Company Fund 668 275 — 791
LargeCap Growth Fund I 725 68 30,937 (13,916)
LargeCap S&P 500 Index Fund 1,852 258 1,701 11,014
LargeCap Value Fund III 1,709 20 7,545 (5,074)
MidCap Fund 66 63 981 974
Real Estate Securities Fund 430 (1) 386 (1,584)
SmallCap Fund 432 (59) 439 506
SmallCap S&P 600 Index Fund 73 (24) 317 (1,172)
Small-MidCap Dividend Income Fund 387 (20) 795 (365)
$ 15,490 $ 7,815 $ 65,725 $ 18,325
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67.48%
Blue Chip Fund
(a)
573,758 $ 29,738
Core Fixed Income Fund
(a)
807,277 6,926
Global Emerging Markets Fund
(a)
237,505 7,358
High Yield Fund
(a)
338,405 2,277
International Equity Fund
(a)
4,491,744 66,927
International Small Company Fund
(a)
285,036 3,369
LargeCap Growth Fund I
(a)
1,673,353 30,422
MidCap Fund
(a)
134,151 6,394
Real Estate Securities Fund
(a)
193,034 5,417
SmallCap Fund
(a)
330,529 9,678
SmallCap S&P 600 Index Fund
(a)
91,679 2,270
Small-MidCap Dividend Income Fund
(a)
343,327 6,533
$ 177,309
Principal Funds, Inc. Institutional Class - 32.53%
Equity Income Fund
(a)
671,230 27,702
LargeCap S&P 500 Index Fund
(a)
993,478 30,519
LargeCap Value Fund III
(a)
1,374,485 27,242
$ 85,463
TOTAL INVESTMENT COMPANIES $ 262,772
Total Investments $ 262,772
Other Assets and Liabilities -  (0.01)% (19)
TOTAL NET ASSETS - 100.00% $ 262,753
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 25,865 $ 5,932 $ 5,290 $ 29,738
Core Fixed Income Fund 6,160 1,736 992 6,926
Diversified International Fund 50,198 5,726 55,718 —
Equity Income Fund 24,645 7,649 3,625 27,702
Global Emerging Markets Fund 5,334 1,757 701 7,358
High Income Fund 230 6 271 —
High Yield Fund 1,943 837 457 2,277
High Yield Fund - Institutional Class — 262 262 —
International Equity Fund — 65,267 3,207 66,927
International Small Company Fund 4,937 1,519 3,341 3,369
LargeCap Growth Fund I 25,901 11,368 4,118 30,422
LargeCap S&P 500 Index Fund 26,374 5,451 3,820 30,519
LargeCap Value Fund III 24,680 7,196 3,612 27,242
MidCap Fund 6,701 1,579 2,119 6,394
Real Estate Securities Fund 5,257 1,221 712 5,417
SmallCap Fund 9,244 2,400 2,106 9,678
SmallCap S&P 600 Index Fund — 2,597 73 2,270
Small-MidCap Dividend Income Fund 5,867 1,916 1,179 6,533
$ 223,336 $ 124,419 $ 91,603 $ 262,772
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 35 $ 3 $ 1,169 $ 3,228
Core Fixed Income Fund 180 — — 22
Diversified International Fund 1,266 989 1,463 (1,195)
Equity Income Fund 353 — 2,134 (967)
Global Emerging Markets Fund 18 (2) — 970
High Income Fund 6 (1) — 36
High Yield Fund 106 (2) — (44)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (26) — 4,893
International Small Company Fund 146 49 — 205
LargeCap Growth Fund I 153 2 6,509 (2,731)
LargeCap S&P 500 Index Fund 389 2 357 2,512
LargeCap Value Fund III 363 2 1,598 (1,024)
MidCap Fund 14 5 209 228
Real Estate Securities Fund 95 — 83 (349)
SmallCap Fund 94 (5) 96 145
SmallCap S&P 600 Index Fund 15 (5) 67 (249)
Small-MidCap Dividend Income Fund 85 (6) 170 (65)
$ 3,318 $ 1,005 $ 13,855 $ 5,615
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2070 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67.60%
Blue Chip Fund
(a)
168,065 $ 8,711
Core Fixed Income Fund
(a)
244,477 2,098
Global Emerging Markets Fund
(a)
69,633 2,157
High Yield Fund
(a)
102,310 689
International Equity Fund
(a)
1,307,669 19,484
International Small Company Fund
(a)
95,211 1,125
LargeCap Growth Fund I
(a)
488,914 8,889
MidCap Fund
(a)
40,829 1,946
Real Estate Securities Fund
(a)
57,769 1,621
SmallCap Fund
(a)
102,233 2,993
SmallCap S&P 600 Index Fund
(a)
23,884 591
Small-MidCap Dividend Income Fund
(a)
104,364 1,986
$ 52,290
Principal Funds, Inc. Institutional Class - 32.41%
Equity Income Fund
(a)
197,474 8,150
LargeCap S&P 500 Index Fund
(a)
289,522 8,894
LargeCap Value Fund III
(a)
405,001 8,027
$ 25,071
TOTAL INVESTMENT COMPANIES $ 77,361
Total Investments $ 77,361
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 77,355
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2070 Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 5,108 $ 3,942 $ 1,245 $ 8,711
Core Fixed Income Fund 1,248 1,205 365 2,098
Diversified International Fund 9,958 2,998 12,958 —
Equity Income Fund 4,874 4,295 913 8,150
Global Emerging Markets Fund 1,078 1,008 196 2,157
High Income Fund 45 1 44 —
High Yield Fund 394 438 143 689
High Yield Fund - Institutional Class — 43 43 —
International Equity Fund — 18,955 805 19,484
International Small Company Fund 999 1,013 982 1,125
LargeCap Growth Fund I 5,124 5,035 959 8,889
LargeCap S&P 500 Index Fund 5,200 3,908 922 8,894
LargeCap Value Fund III 4,886 4,183 910 8,027
MidCap Fund 1,338 1,127 591 1,946
Real Estate Securities Fund 1,043 873 215 1,621
SmallCap Fund 1,891 1,804 770 2,993
SmallCap S&P 600 Index Fund — 655 20 591
Small-MidCap Dividend Income Fund 1,180 1,138 332 1,986
$ 44,366 $ 52,621 $ 22,413 $ 77,361
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 7 $ (32) $ 235 $ 938
Core Fixed Income Fund 45 (3) — 13
Diversified International Fund 258 199 319 (197)
Equity Income Fund 85 (49) 430 (57)
Global Emerging Markets Fund 4 (1) — 268
High Income Fund 1 — — (2)
High Yield Fund 27 (1) — 1
High Yield Fund - Institutional Class — — — —
International Equity Fund — (5) — 1,339
International Small Company Fund 31 3 — 92
LargeCap Growth Fund I 31 (138) 1,314 (173)
LargeCap S&P 500 Index Fund 78 (14) 72 722
LargeCap Value Fund III 73 (48) 324 (84)
MidCap Fund 3 (20) 42 92
Real Estate Securities Fund 24 (7) 17 (73)
SmallCap Fund 20 (45) 20 113
SmallCap S&P 600 Index Fund 3 (5) 14 (39)
Small-MidCap Dividend Income Fund 21 (12) 35 12
$ 711 $ (178) $ 2,822 $ 2,965
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .69%
Diversified Real Asset Fund
(a)
152,821 $ 1,796
Global Emerging Markets Fund
(a)
139,096 4,309
High Yield Fund
(a)
4,080,034 27,459
International Equity Fund
(a)
2,622,665 39,078
International Small Company Fund
(a)
179,849 2,126
MidCap S&P 400 Index Fund
(a)
348,178 7,768
Real Estate Securities Fund
(a)
259,417 7,279
SmallCap S&P 600 Index Fund
(a)
272,466 6,746
$ 96,561
Principal Funds, Inc. Institutional Class - 77 .33%
Bond Market Index Fund
(a)
17,079,361 146,882
Inflation Protection Fund
(a)
3,162,120 24,918
LargeCap S&P 500 Index Fund
(a)
2,792,917 85,798
Short-Term Income Fund
(a)
5,917,623 71,485
$ 329,083
TOTAL INVESTMENT COMPANIES $ 425,644
Total Investments $ 425,644
Other Assets and Liabilities -  (0.02)% (91)
TOTAL NET ASSETS - 100.00% $ 425,553
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 109,735 $ 43,387 $ 6,139 $ 146,882
Diversified International Fund 25,739 3,726 29,431 —
Diversified Real Asset Fund 1,629 511 372 1,796
Global Emerging Markets Fund 2,780 1,143 174 4,309
High Income Fund 2,436 65 2,881 —
High Yield Fund 21,370 11,193 4,614 27,459
High Yield Fund - Institutional Class — 2,784 2,784 —
Inflation Protection Fund 19,179 7,270 1,633 24,918
International Equity Fund — 37,336 1,039 39,078
International Small Company Fund 2,610 1,142 1,789 2,126
LargeCap S&P 500 Index Fund 65,490 21,982 8,835 85,798
MidCap S&P 400 Index Fund 6,540 3,185 1,304 7,768
Real Estate Securities Fund 5,904 2,140 357 7,279
Short-Term Income Fund 56,585 19,946 5,559 71,485
SmallCap S&P 600 Index Fund 4,544 3,561 761 6,746
$ 324,541 $ 159,371 $ 67,672 $ 425,644
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,990 $ — $ — $ (101)
Diversified International Fund 662 3,556 779 (3,590)
Diversified Real Asset Fund 29 14 — 14
Global Emerging Markets Fund 9 — — 560
High Income Fund 65 (9) — 389
High Yield Fund 1,232 (31) — (459)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 652 — — 102
International Equity Fund — (5) — 2,786
International Small Company Fund 79 25 — 138
LargeCap S&P 500 Index Fund 980 10 899 7,151
MidCap S&P 400 Index Fund 226 (1) 631 (652)
Real Estate Securities Fund 117 (1) 96 (407)
Short-Term Income Fund 1,794 — — 513
SmallCap S&P 600 Index Fund 85 1 368 (599)
$ 9,920 $ 3,559 $ 2,773 $ 5,845
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 24 .69%
Diversified Real Asset Fund
(a)
205,624 $ 2,416
Global Emerging Markets Fund
(a)
228,754 7,087
High Yield Fund
(a)
5,048,421 33,976
International Equity Fund
(a)
4,325,491 64,450
International Small Company Fund
(a)
271,204 3,206
MidCap S&P 400 Index Fund
(a)
559,744 12,488
Real Estate Securities Fund
(a)
346,386 9,719
SmallCap S&P 600 Index Fund
(a)
446,046 11,044
$ 144,386
Principal Funds, Inc. Institutional Class - 75 .32%
Bond Market Index Fund
(a)
22,087,292 189,951
Inflation Protection Fund
(a)
3,876,992 30,551
LargeCap S&P 500 Index Fund
(a)
4,586,741 140,904
Short-Term Income Fund
(a)
6,543,913 79,050
$ 440,456
TOTAL INVESTMENT COMPANIES $ 584,842
Total Investments $ 584,842
Other Assets and Liabilities -  (0.01)% (60)
TOTAL NET ASSETS - 100.00% $ 584,782
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 170,802 $ 34,653 $ 14,711 $ 189,951
Diversified International Fund 52,473 3,947 56,227 —
Diversified Real Asset Fund 2,339 310 271 2,416
Global Emerging Markets Fund 5,624 1,077 564 7,087
High Income Fund 3,647 98 4,352 —
High Yield Fund 31,977 10,392 7,595 33,976
High Yield Fund - Institutional Class — 4,206 4,206 —
Inflation Protection Fund 28,149 5,111 2,745 30,551
International Equity Fund — 62,682 2,997 64,450
International Small Company Fund 5,044 1,185 3,259 3,206
LargeCap S&P 500 Index Fund 133,703 17,203 21,825 140,904
MidCap S&P 400 Index Fund 12,725 3,286 2,243 12,488
Real Estate Securities Fund 9,932 1,407 980 9,719
Short-Term Income Fund 74,272 13,223 9,040 79,050
SmallCap S&P 600 Index Fund 9,524 4,616 1,833 11,044
$ 540,211 $ 163,396 $ 132,848 $ 584,842
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,022 $ (4) $ — $ (789)
Diversified International Fund 1,300 9,042 1,505 (9,235)
Diversified Real Asset Fund 40 10 — 28
Global Emerging Markets Fund 18 (1) — 951
High Income Fund 98 (14) — 621
High Yield Fund 1,665 (64) — (734)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 925 3 — 33
International Equity Fund — (39) — 4,804
International Small Company Fund 145 154 — 82
LargeCap S&P 500 Index Fund 1,947 358 1,789 11,465
MidCap S&P 400 Index Fund 427 3 1,192 (1,283)
Real Estate Securities Fund 173 (12) 154 (628)
Short-Term Income Fund 2,139 (4) — 599
SmallCap S&P 600 Index Fund 172 1 745 (1,264)
$ 15,071 $ 9,433 $ 5,385 $ 4,650
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .76%
Diversified Real Asset Fund
(a)
369,649 $ 4,343
Global Emerging Markets Fund
(a)
474,323 14,695
High Yield Fund
(a)
7,898,740 53,158
International Equity Fund
(a)
8,959,858 133,502
International Small Company Fund
(a)
575,546 6,803
MidCap S&P 400 Index Fund
(a)
1,167,688 26,051
Real Estate Securities Fund
(a)
616,787 17,307
SmallCap S&P 600 Index Fund
(a)
926,358 22,937
$ 278,796
Principal Funds, Inc. Institutional Class - 73 .25%
Bond Market Index Fund
(a)
37,931,897 326,214
Inflation Protection Fund
(a)
6,081,584 47,923
LargeCap S&P 500 Index Fund
(a)
9,504,539 291,980
Short-Term Income Fund
(a)
8,038,915 97,110
$ 763,227
TOTAL INVESTMENT COMPANIES $ 1,042,023
Total Investments $ 1,042,023
Other Assets and Liabilities -  (0.01)% (97)
TOTAL NET ASSETS - 100.00% $ 1,041,926
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 273,319 $ 67,054 $ 13,346 $ 326,214
Diversified International Fund 100,230 10,977 110,953 —
Diversified Real Asset Fund 4,073 724 524 4,343
Global Emerging Markets Fund 10,796 2,583 648 14,695
High Income Fund 5,325 143 6,346 —
High Yield Fund 45,543 18,237 9,483 53,158
High Yield Fund - Institutional Class — 6,134 6,134 —
Inflation Protection Fund 40,866 9,721 2,792 47,923
International Equity Fund — 126,625 2,931 133,502
International Small Company Fund 9,846 2,722 6,295 6,803
LargeCap S&P 500 Index Fund 254,566 45,890 32,882 291,980
MidCap S&P 400 Index Fund 25,032 7,387 3,771 26,051
Real Estate Securities Fund 16,208 3,166 994 17,307
Short-Term Income Fund 83,522 20,888 8,004 97,110
SmallCap S&P 600 Index Fund 17,916 10,228 2,787 22,937
$ 887,242 $ 332,479 $ 207,890 $ 1,042,023
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,759 $ — $ — $ (813)
Diversified International Fund 2,528 10,904 2,962 (11,158)
Diversified Real Asset Fund 71 9 — 61
Global Emerging Markets Fund 36 1 — 1,963
High Income Fund 143 (21) — 899
High Yield Fund 2,509 (76) — (1,063)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,362 — — 128
International Equity Fund — 1 — 9,807
International Small Company Fund 291 69 — 461
LargeCap S&P 500 Index Fund 3,755 43 3,449 24,363
MidCap S&P 400 Index Fund 852 (5) 2,381 (2,592)
Real Estate Securities Fund 299 (2) 257 (1,071)
Short-Term Income Fund 2,513 (4) — 708
SmallCap S&P 600 Index Fund 330 1 1,427 (2,421)
$ 24,448 $ 10,920 $ 10,476 $ 19,272
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30 .01%
Diversified Real Asset Fund
(a)
489,569 $ 5,752
Global Emerging Markets Fund
(a)
662,451 20,523
High Yield Fund
(a)
8,297,444 55,842
International Equity Fund
(a)
12,503,757 186,306
International Small Company Fund
(a)
819,024 9,681
MidCap S&P 400 Index Fund
(a)
1,641,044 36,612
Real Estate Securities Fund
(a)
749,043 21,018
SmallCap S&P 600 Index Fund
(a)
1,301,053 32,214
$ 367,948
Principal Funds, Inc. Institutional Class - 70 .00%
Bond Market Index Fund
(a)
40,056,974 344,490
Inflation Protection Fund
(a)
5,941,882 46,822
LargeCap S&P 500 Index Fund
(a)
13,281,118 407,996
Short-Term Income Fund
(a)
4,887,033 59,035
$ 858,343
TOTAL INVESTMENT COMPANIES $ 1,226,291
Total Investments $ 1,226,291
Other Assets and Liabilities -  (0.01)% (162)
TOTAL NET ASSETS - 100.00% $ 1,226,129
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 269,539 $ 87,368 $ 11,879 $ 344,490
Diversified International Fund 132,651 17,808 150,244 —
Diversified Real Asset Fund 4,748 1,101 203 5,752
Global Emerging Markets Fund 14,205 4,286 682 20,523
High Income Fund 5,186 139 6,227 —
High Yield Fund 44,506 21,007 8,530 55,842
High Yield Fund - Institutional Class — 6,020 6,020 —
Inflation Protection Fund 37,893 11,994 3,230 46,822
International Equity Fund — 175,781 3,007 186,306
International Small Company Fund 13,077 4,189 8,372 9,681
LargeCap S&P 500 Index Fund 337,016 78,165 40,962 407,996
MidCap S&P 400 Index Fund 33,305 12,050 5,299 36,612
Real Estate Securities Fund 18,855 4,702 1,290 21,018
Short-Term Income Fund 47,156 17,691 6,205 59,035
SmallCap S&P 600 Index Fund 23,981 15,163 3,653 32,214
$ 982,118 $ 457,464 $ 255,803 $ 1,226,291
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,744 $ 1 $ — $ (539)
Diversified International Fund 3,381 13,722 3,978 (13,937)
Diversified Real Asset Fund 89 — — 106
Global Emerging Markets Fund 48 (1) — 2,715
High Income Fund 139 (20) — 922
High Yield Fund 2,549 (61) — (1,080)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,252 — — 165
International Equity Fund — (20) — 13,552
International Small Company Fund 393 66 — 721
LargeCap S&P 500 Index Fund 5,006 (78) 4,570 33,855
MidCap S&P 400 Index Fund 1,140 (2) 3,170 (3,442)
Real Estate Securities Fund 355 1 301 (1,250)
Short-Term Income Fund 1,442 (3) — 396
SmallCap S&P 600 Index Fund 445 (2) 1,911 (3,275)
$ 25,983 $ 13,603 $ 13,930 $ 28,909
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .19%
Global Emerging Markets Fund
(a)
537,654 $ 16,657
High Yield Fund
(a)
5,509,424 37,079
International Equity Fund
(a)
10,158,880 151,367
International Small Company Fund
(a)
662,891 7,835
MidCap S&P 400 Index Fund
(a)
1,330,395 29,681
Real Estate Securities Fund
(a)
657,472 18,449
SmallCap S&P 600 Index Fund
(a)
1,055,415 26,132
$ 287,200
Principal Funds, Inc. Institutional Class - 66 .82%
Bond Market Index Fund
(a)
28,685,944 246,699
LargeCap S&P 500 Index Fund
(a)
10,787,313 331,386
$ 578,085
TOTAL INVESTMENT COMPANIES $ 865,285
Total Investments $ 865,285
Other Assets and Liabilities -  (0.01)% (106)
TOTAL NET ASSETS - 100.00% $ 865,179
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 199,855 $ 57,076 $ 9,665 $ 246,699
Diversified International Fund 111,116 12,609 123,419 —
Global Emerging Markets Fund 11,784 3,209 538 16,657
High Income Fund 3,437 92 4,188 —
High Yield Fund 30,465 12,373 4,937 37,079
High Yield Fund - Institutional Class — 4,051 4,051 —
International Equity Fund — 142,458 2,080 151,367
International Small Company Fund 10,932 3,086 6,799 7,835
LargeCap S&P 500 Index Fund 282,174 53,559 31,771 331,386
MidCap S&P 400 Index Fund 27,507 8,827 3,833 29,681
Real Estate Securities Fund 16,959 3,588 968 18,449
SmallCap S&P 600 Index Fund 20,051 11,635 2,834 26,132
$ 714,280 $ 312,563 $ 195,083 $ 865,285
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 7,070 $ — $ — $ (567)
Diversified International Fund 2,813 9,130 3,288 (9,436)
Global Emerging Markets Fund 40 — — 2,202
High Income Fund 92 (14) — 673
High Yield Fund 1,701 (33) — (789)
High Yield Fund - Institutional Class — — — —
International Equity Fund — — — 10,989
International Small Company Fund 326 132 — 484
LargeCap S&P 500 Index Fund 4,174 (12) 3,831 27,436
MidCap S&P 400 Index Fund 940 (1) 2,623 (2,819)
Real Estate Securities Fund 315 — 269 (1,130)
SmallCap S&P 600 Index Fund 369 2 1,598 (2,722)
$ 17,840 $ 9,204 $ 11,609 $ 24,321
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36 .91%
Global Emerging Markets Fund
(a)
775,482 $ 24,024
High Yield Fund
(a)
4,949,858 33,312
International Equity Fund
(a)
14,617,652 217,803
International Small Company Fund
(a)
997,344 11,789
MidCap S&P 400 Index Fund
(a)
1,942,464 43,336
Real Estate Securities Fund
(a)
795,138 22,312
SmallCap S&P 600 Index Fund
(a)
1,530,761 37,902
$ 390,478
Principal Funds, Inc. Institutional Class - 63 .10%
Bond Market Index Fund
(a)
22,079,976 189,888
LargeCap S&P 500 Index Fund
(a)
15,551,523 477,743
$ 667,631
TOTAL INVESTMENT COMPANIES $ 1,058,109
Total Investments $ 1,058,109
Other Assets and Liabilities -  (0.01)% (133)
TOTAL NET ASSETS - 100.00% $ 1,057,976
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 133,659 $ 60,472 $ 4,117 $ 189,888
Diversified International Fund 144,186 21,033 164,946 —
Global Emerging Markets Fund 15,446 6,060 574 24,024
High Income Fund 2,703 73 3,291 —
High Yield Fund 23,419 13,729 3,222 33,312
High Yield Fund - Institutional Class — 3,184 3,184 —
International Equity Fund — 203,936 1,457 217,803
International Small Company Fund 14,205 6,034 9,370 11,789
LargeCap S&P 500 Index Fund 366,634 108,617 36,216 477,743
MidCap S&P 400 Index Fund 35,818 16,183 4,975 43,336
Real Estate Securities Fund 18,377 6,089 867 22,312
SmallCap S&P 600 Index Fund 26,311 18,765 3,532 37,902
$ 780,758 $ 464,175 $ 235,751 $ 1,058,109
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 4,813 $ — $ — $ (126)
Diversified International Fund 3,715 11,838 4,384 (12,111)
Global Emerging Markets Fund 53 — — 3,092
High Income Fund 73 (11) — 526
High Yield Fund 1,408 (22) — (592)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (7) — 15,331
International Small Company Fund 434 108 — 812
LargeCap S&P 500 Index Fund 5,504 3 5,054 38,705
MidCap S&P 400 Index Fund 1,246 (1) 3,479 (3,689)
Real Estate Securities Fund 360 — 297 (1,287)
SmallCap S&P 600 Index Fund 493 14 2,134 (3,656)
$ 18,099 $ 11,922 $ 15,348 $ 37,005
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .58%
Global Emerging Markets Fund
(a)
483,946 $ 14,993
High Yield Fund
(a)
1,955,580 13,161
International Equity Fund
(a)
9,142,484 136,223
International Small Company Fund
(a)
588,057 6,951
MidCap S&P 400 Index Fund
(a)
1,192,449 26,604
Real Estate Securities Fund
(a)
435,687 12,225
SmallCap S&P 600 Index Fund
(a)
946,943 23,446
$ 233,603
Principal Funds, Inc. Institutional Class - 60 .43%
Bond Market Index Fund
(a)
6,835,135 58,782
LargeCap S&P 500 Index Fund
(a)
9,695,950 297,860
$ 356,642
TOTAL INVESTMENT COMPANIES $ 590,245
Total Investments $ 590,245
Other Assets and Liabilities -  (0.01)% (78)
TOTAL NET ASSETS - 100.00% $ 590,167
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 45,656 $ 15,820 $ 2,598 $ 58,782
Diversified International Fund 99,185 11,982 110,929 —
Global Emerging Markets Fund 10,636 2,967 599 14,993
High Income Fund 1,162 31 1,402 —
High Yield Fund 10,220 4,637 1,442 13,161
High Yield Fund - Institutional Class — 1,355 1,355 —
International Equity Fund — 129,223 2,886 136,223
International Small Company Fund 9,718 2,778 6,100 6,951
LargeCap S&P 500 Index Fund 252,094 47,728 26,771 297,860
MidCap S&P 400 Index Fund 24,617 7,938 3,439 26,604
Real Estate Securities Fund 11,242 2,393 665 12,225
SmallCap S&P 600 Index Fund 18,266 10,447 2,779 23,446
$ 482,796 $ 237,299 $ 160,965 $ 590,245
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,615 $ — $ — $ (96)
Diversified International Fund 2,507 7,513 2,948 (7,751)
Global Emerging Markets Fund 36 1 — 1,988
High Income Fund 31 (5) — 214
High Yield Fund 588 (7) — (247)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (16) — 9,902
International Small Company Fund 288 72 — 483
LargeCap S&P 500 Index Fund 3,726 6 3,420 24,803
MidCap S&P 400 Index Fund 840 — 2,345 (2,512)
Real Estate Securities Fund 210 — 178 (745)
SmallCap S&P 600 Index Fund 335 11 1,452 (2,499)
$ 10,176 $ 7,575 $ 10,343 $ 23,540
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .51%
Global Emerging Markets Fund
(a)
496,311 $ 15,375
High Yield Fund
(a)
949,831 6,392
International Equity Fund
(a)
9,361,933 139,493
International Small Company Fund
(a)
622,661 7,360
MidCap S&P 400 Index Fund
(a)
1,231,926 27,484
Real Estate Securities Fund
(a)
410,079 11,507
SmallCap S&P 600 Index Fund
(a)
975,717 24,159
$ 231,770
Principal Funds, Inc. Institutional Class - 58 .50%
Bond Market Index Fund
(a)
2,487,149 21,390
LargeCap S&P 500 Index Fund
(a)
9,936,079 305,236
$ 326,626
TOTAL INVESTMENT COMPANIES $ 558,396
Total Investments $ 558,396
Other Assets and Liabilities -  (0.01)% (69)
TOTAL NET ASSETS - 100.00% $ 558,327
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 14,620 $ 7,428 $ 652 $ 21,390
Diversified International Fund 96,214 11,591 107,590 —
Global Emerging Markets Fund 10,261 3,510 408 15,375
High Income Fund 489 13 578 —
High Yield Fund 4,387 2,606 517 6,392
High Yield Fund - Institutional Class — 558 558 —
International Equity Fund — 131,188 1,704 139,493
International Small Company Fund 9,497 3,316 6,040 7,360
LargeCap S&P 500 Index Fund 244,559 56,631 21,542 305,236
MidCap S&P 400 Index Fund 23,950 8,961 3,084 27,484
Real Estate Securities Fund 10,015 2,632 466 11,507
SmallCap S&P 600 Index Fund 17,553 11,201 2,287 24,159
$ 431,545 $ 239,635 $ 145,426 $ 558,396
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 516 $ — $ — $ (6)
Diversified International Fund 2,419 7,576 2,857 (7,791)
Global Emerging Markets Fund 34 — — 2,012
High Income Fund 13 (1) — 77
High Yield Fund 266 (3) — (81)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (16) — 10,025
International Small Company Fund 280 72 — 515
LargeCap S&P 500 Index Fund 3,601 6 3,306 25,582
MidCap S&P 400 Index Fund 814 (1) 2,271 (2,342)
Real Estate Securities Fund 191 — 158 (674)
SmallCap S&P 600 Index Fund 322 5 1,392 (2,313)
$ 8,456 $ 7,638 $ 9,984 $ 25,004
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .83%
Global Emerging Markets Fund
(a)
317,958 $ 9,851
High Yield Fund
(a)
463,478 3,119
International Equity Fund
(a)
5,994,441 89,317
International Small Company Fund
(a)
396,633 4,688
MidCap S&P 400 Index Fund
(a)
788,311 17,587
Real Estate Securities Fund
(a)
259,106 7,271
SmallCap S&P 600 Index Fund
(a)
625,240 15,481
$ 147,314
Principal Funds, Inc. Institutional Class - 58 .19%
Bond Market Index Fund
(a)
1,100,500 9,464
LargeCap S&P 500 Index Fund
(a)
6,362,531 195,457
$ 204,921
TOTAL INVESTMENT COMPANIES $ 352,235
Total Investments $ 352,235
Other Assets and Liabilities -  (0.02)% (55)
TOTAL NET ASSETS - 100.00% $ 352,180
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 7,495 $ 2,408 $ 432 $ 9,464
Diversified International Fund 60,686 8,406 68,980 —
Global Emerging Markets Fund 6,491 2,402 328 9,851
High Income Fund 276 7 328 —
High Yield Fund 2,344 1,160 328 3,119
High Yield Fund - Institutional Class — 317 317 —
International Equity Fund — 84,231 1,293 89,317
International Small Company Fund 6,010 2,246 3,942 4,688
LargeCap S&P 500 Index Fund 153,858 38,875 13,468 195,457
MidCap S&P 400 Index Fund 15,325 6,084 2,258 17,587
Real Estate Securities Fund 6,297 1,795 391 7,271
SmallCap S&P 600 Index Fund 11,289 7,485 1,746 15,481
$ 270,071 $ 155,416 $ 93,811 $ 352,235
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 267 $ — $ — $ (7)
Diversified International Fund 1,540 4,416 1,822 (4,528)
Global Emerging Markets Fund 22 1 — 1,285
High Income Fund 7 (1) — 46
High Yield Fund 138 (2) — (55)
High Yield Fund - Institutional Class — — — —
International Equity Fund — (5) — 6,384
International Small Company Fund 179 20 — 354
LargeCap S&P 500 Index Fund 2,283 10 2,097 16,182
MidCap S&P 400 Index Fund 525 1 1,467 (1,565)
Real Estate Securities Fund 122 — 100 (430)
SmallCap S&P 600 Index Fund 209 3 903 (1,550)
$ 5,292 $ 4,443 $ 6,389 $ 16,116
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .89%
Global Emerging Markets Fund
(a)
175,213 $ 5,428
High Yield Fund
(a)
259,247 1,745
International Equity Fund
(a)
3,297,570 49,134
International Small Company Fund
(a)
225,812 2,669
MidCap S&P 400 Index Fund
(a)
437,717 9,766
Real Estate Securities Fund
(a)
144,556 4,056
SmallCap S&P 600 Index Fund
(a)
346,260 8,573
$ 81,371
Principal Funds, Inc. Institutional Class - 58 .13%
Bond Market Index Fund
(a)
615,565 5,294
LargeCap S&P 500 Index Fund
(a)
3,502,832 107,607
$ 112,901
TOTAL INVESTMENT COMPANIES $ 194,272
Total Investments $ 194,272
Other Assets and Liabilities -  (0.02)% (46)
TOTAL NET ASSETS - 100.00% $ 194,226
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 3,992 $ 1,596 $ 292 $ 5,294
Diversified International Fund 32,148 4,928 36,998 —
Global Emerging Markets Fund 3,456 1,499 230 5,428
High Income Fund 146 4 172 —
High Yield Fund 1,252 710 190 1,745
High Yield Fund - Institutional Class — 166 166 —
International Equity Fund — 46,422 792 49,134
International Small Company Fund 3,202 1,444 2,188 2,669
LargeCap S&P 500 Index Fund 81,426 25,373 8,233 107,607
MidCap S&P 400 Index Fund 8,163 3,805 1,392 9,766
Real Estate Securities Fund 3,358 1,172 242 4,056
SmallCap S&P 600 Index Fund 6,023 4,452 1,096 8,573
$ 143,166 $ 91,571 $ 51,991 $ 194,272
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 144 $ — $ — $ (2)
Diversified International Fund 826 2,295 969 (2,373)
Global Emerging Markets Fund 12 1 — 702
High Income Fund 4 — — 22
High Yield Fund 74 (1) — (26)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 5 — 3,499
International Small Company Fund 97 3 — 208
LargeCap S&P 500 Index Fund 1,217 8 1,117 9,033
MidCap S&P 400 Index Fund 282 1 788 (811)
Real Estate Securities Fund 66 — 54 (232)
SmallCap S&P 600 Index Fund 112 2 486 (808)
$ 2,834 $ 2,314 $ 3,414 $ 9,212
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .84%
Global Emerging Markets Fund
(a)
63,287 $ 1,961
High Yield Fund
(a)
94,185 634
International Equity Fund
(a)
1,193,098 17,777
International Small Company Fund
(a)
79,895 944
MidCap S&P 400 Index Fund
(a)
157,709 3,519
Real Estate Securities Fund
(a)
52,437 1,471
SmallCap S&P 600 Index Fund
(a)
124,919 3,093
$ 29,399
Principal Funds, Inc. Institutional Class - 58 .18%
Bond Market Index Fund
(a)
223,499 1,922
LargeCap S&P 500 Index Fund
(a)
1,267,946 38,951
$ 40,873
TOTAL INVESTMENT COMPANIES $ 70,272
Total Investments $ 70,272
Other Assets and Liabilities -  (0.02)% (12)
TOTAL NET ASSETS - 100.00% $ 70,260
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 1,329 $ 746 $ 155 $ 1,922
Diversified International Fund 10,531 2,488 13,019 —
Global Emerging Markets Fund 1,134 672 99 1,961
High Income Fund 50 1 59 —
High Yield Fund 413 313 83 634
High Yield Fund - Institutional Class — 57 57 —
International Equity Fund — 17,132 622 17,777
International Small Company Fund 1,067 663 866 944
LargeCap S&P 500 Index Fund 26,583 12,296 3,113 38,951
MidCap S&P 400 Index Fund 2,759 1,701 658 3,519
Real Estate Securities Fund 1,115 554 119 1,471
SmallCap S&P 600 Index Fund 2,018 1,837 474 3,093
$ 46,999 $ 38,460 $ 19,324 $ 70,272
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 49 $ — $ — $ 2
Diversified International Fund 277 545 336 (545)
Global Emerging Markets Fund 4 — — 254
High Income Fund 1 — — 8
High Yield Fund 27 — — (9)
High Yield Fund - Institutional Class — — — —
International Equity Fund — 3 — 1,264
International Small Company Fund 33 — — 80
LargeCap S&P 500 Index Fund 404 1 371 3,184
MidCap S&P 400 Index Fund 97 — 272 (283)
Real Estate Securities Fund 24 — 18 (79)
SmallCap S&P 600 Index Fund 38 — 166 (288)
$ 954 $ 549 $ 1,163 $ 3,588
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .91%
Global Emerging Markets Fund
(a)
8,590 $ 266
High Yield Fund
(a)
13,092 88
International Equity Fund
(a)
161,654 2,409
International Small Company Fund
(a)
11,773 139
MidCap S&P 400 Index Fund
(a)
21,958 490
Real Estate Securities Fund
(a)
7,265 204
SmallCap S&P 600 Index Fund
(a)
17,262 427
$ 4,023
Principal Funds, Inc. Institutional Class - 58 .06%
Bond Market Index Fund
(a)
31,154 268
LargeCap S&P 500 Index Fund
(a)
172,726 5,306
$ 5,574
TOTAL INVESTMENT COMPANIES $ 9,597
Total Investments $ 9,597
Other Assets and Liabilities -  0.03% 3
TOTAL NET ASSETS - 100.00% $ 9,600
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 114 $ 226 $ 73 $ 268
Diversified International Fund 920 573 1,497 —
Global Emerging Markets Fund 106 182 54 266
High Income Fund 6 — 6 —
High Yield Fund 37 80 29 88
High Yield Fund - Institutional Class — 6 6 —
International Equity Fund — 2,416 172 2,409
International Small Company Fund 91 189 153 139
LargeCap S&P 500 Index Fund 2,331 3,573 993 5,306
MidCap S&P 400 Index Fund 235 454 172 490
Real Estate Securities Fund 96 165 48 204
SmallCap S&P 600 Index Fund 171 411 124 427
$ 4,107 $ 8,275 $ 3,327 $ 9,597
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5 $ — $ — $ 1
Diversified International Fund 27 52 34 (48)
Global Emerging Markets Fund 1 — — 32
High Income Fund — — — —
High Yield Fund 3 — — —
High Yield Fund - Institutional Class — — — —
International Equity Fund — (1) — 166
International Small Company Fund 3 1 — 11
LargeCap S&P 500 Index Fund 39 1 36 394
MidCap S&P 400 Index Fund 9 (1) 26 (26)
Real Estate Securities Fund 3 — 2 (9)
SmallCap S&P 600 Index Fund 4 — 16 (31)
$ 94 $ 52 $ 114 $ 490
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .70%
Diversified Real Asset Fund
(a)
66,342 $ 779
Global Emerging Markets Fund
(a)
58,405 1,809
High Yield Fund
(a)
1,698,191 11,429
International Equity Fund
(a)
1,104,419 16,456
International Small Company Fund
(a)
68,186 806
MidCap S&P 400 Index Fund
(a)
142,145 3,171
Real Estate Securities Fund
(a)
106,404 2,986
SmallCap S&P 600 Index Fund
(a)
113,430 2,809
$ 40,245
Principal Funds, Inc. Institutional Class - 77 .32%
Bond Market Index Fund
(a)
7,111,250 61,157
Inflation Protection Fund
(a)
1,301,060 10,252
LargeCap S&P 500 Index Fund
(a)
1,169,027 35,913
Short-Term Income Fund
(a)
2,465,575 29,784
$ 137,106
TOTAL INVESTMENT COMPANIES $ 177,351
Total Investments $ 177,351
Other Assets and Liabilities -  (0.02)% (31)
TOTAL NET ASSETS - 100.00% $ 177,320
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 54,113 $ 14,038 $ 6,759 $ 61,157
Diversified International Fund 12,646 1,165 13,768 —
Diversified Real Asset Fund 914 149 295 779
Global Emerging Markets Fund 1,374 363 174 1,809
High Income Fund 1,148 31 1,366 —
High Yield Fund 10,580 4,064 2,961 11,429
High Yield Fund - Institutional Class — 1,320 1,320 —
Inflation Protection Fund 9,471 2,205 1,440 10,252
International Equity Fund — 16,191 973 16,456
International Small Company Fund 1,266 377 904 806
LargeCap S&P 500 Index Fund 31,985 6,617 5,785 35,913
MidCap S&P 400 Index Fund 3,228 1,043 768 3,171
Real Estate Securities Fund 2,811 743 380 2,986
Short-Term Income Fund 27,876 6,190 4,514 29,784
SmallCap S&P 600 Index Fund 2,341 1,295 514 2,809
$ 159,753 $ 55,791 $ 41,921 $ 177,351
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,930 $ — $ — $ (235)
Diversified International Fund 317 810 366 (853)
Diversified Real Asset Fund 14 19 — (8)
Global Emerging Markets Fund 5 — — 246
High Income Fund 31 (4) — 191
High Yield Fund 567 (20) — (234)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 312 1 — 15
International Equity Fund — 1 — 1,237
International Small Company Fund 37 24 — 43
LargeCap S&P 500 Index Fund 471 36 433 3,060
MidCap S&P 400 Index Fund 110 2 307 (334)
Real Estate Securities Fund 53 — 44 (188)
Short-Term Income Fund 821 (1) — 233
SmallCap S&P 600 Index Fund 43 — 185 (313)
$ 4,711 $ 868 $ 1,335 $ 2,860
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .61%
Blue Chip Fund
(a)
575,183 $ 29,812
Core Fixed Income Fund
(a)
29,142,480 250,042
Diversified Real Asset Fund
(a)
245,755 2,888
Global Emerging Markets Fund
(a)
238,628 7,393
High Yield Fund
(a)
6,918,637 46,562
International Equity Fund
(a)
4,525,827 67,435
International Small Company Fund
(a)
261,530 3,091
LargeCap Growth Fund I
(a)
1,679,740 30,538
MidCap Fund
(a)
131,562 6,270
Real Estate Securities Fund
(a)
431,763 12,115
SmallCap Fund
(a)
317,191 9,287
SmallCap S&P 600 Index Fund
(a)
105,359 2,609
Small-MidCap Dividend Income Fund
(a)
336,881 6,411
$ 474,453
Principal Funds, Inc. Institutional Class - 34 .40%
Equity Income Fund
(a)
670,709 27,680
Inflation Protection Fund
(a)
5,252,833 41,392
LargeCap S&P 500 Index Fund
(a)
1,007,716 30,957
LargeCap Value Fund III
(a)
1,372,085 27,195
Short-Term Income Fund
(a)
10,061,403 121,542
$ 248,766
TOTAL INVESTMENT COMPANIES $ 723,219
Total Investments $ 723,219
Other Assets and Liabilities -  (0.01)% (70)
TOTAL NET ASSETS - 100.00% $ 723,149
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases
(a)
Sales
(a)
July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 33,023 $ 2,073 $ 8,713 $ 29,812
Core Fixed Income Fund 265,468 28,520 44,592 250,042
Diversified International Fund 63,552 3,621 66,881 —
Diversified Real Asset Fund 3,337 131 628 2,888
Equity Income Fund 31,023 4,364 6,373 27,680
Global Emerging Markets Fund 6,637 929 1,206 7,393
High Income Fund 6,174 166 7,401 —
High Yield Fund 52,801 11,738 16,560 46,562
High Yield Fund - Institutional Class — 7,155 7,155 —
Inflation Protection Fund 45,872 3,870 8,291 41,392
International Equity Fund — 68,210 6,020 67,435
International Small Company Fund 6,070 1,022 4,234 3,091
LargeCap Growth Fund I 32,993 8,733 7,337 30,538
LargeCap S&P 500 Index Fund 33,694 1,498 6,924 30,957
LargeCap Value Fund III 31,095 3,800 6,349 27,195
MidCap Fund 8,168 437 2,592 6,270
Real Estate Securities Fund 14,733 775 2,512 12,115
Short-Term Income Fund 137,787 10,772 28,040 121,542
SmallCap Fund 11,462 478 2,730 9,287
SmallCap S&P 600 Index Fund — 3,078 166 2,609
Small-MidCap Dividend Income Fund 7,192 1,109 1,797 6,411
$ 791,081 $ 162,479 $ 236,501 $ 723,219
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 43 $ 3,427 $ 1,448 $ 2
Core Fixed Income Fund 7,104 (2,846) — 3,492
Diversified International Fund 1,524 (4,086) 1,740 3,794
Diversified Real Asset Fund 51 44 — 4
Equity Income Fund 400 (58) 2,599 (1,276)
Global Emerging Markets Fund 21 4 — 1,029
High Income Fund 166 (27) — 1,088
High Yield Fund 2,510 (138) — (1,279)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 1,461 (39) — (20)
International Equity Fund — 9 — 5,236
International Small Company Fund 166 231 — 2
LargeCap Growth Fund I 187 (8) 7,965 (3,843)
LargeCap S&P 500 Index Fund 477 416 439 2,273
LargeCap Value Fund III 437 23 1,928 (1,374)
MidCap Fund 16 59 245 198
Real Estate Securities Fund 236 (97) 220 (784)
Short-Term Income Fund 3,638 15 — 1,008
SmallCap Fund 110 (12) 112 89
SmallCap S&P 600 Index Fund 19 (10) 80 (293)
Small-MidCap Dividend Income Fund 95 (15) 200 (78)
$ 18,661 $ (3,108) $ 16,976 $ 9,268
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Real Estate Securities Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .02 % Shares Held Value (000's)
Money Market Funds - 1 .02%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
62,230,646 $ 62,231
TOTAL INVESTMENT COMPANIES $ 62,231
COMMON STOCKS - 99 .23 % Shares Held Value (000's)
Lodging - 0 .67%
Hyatt Hotels Corp 291,809 $ 41,136
REITs - 98 .56%
American Healthcare REIT Inc 2,589,583 100,061
American Homes 4 Rent 4,653,804 161,440
American Tower Corp 3,024,617 630,300
Americold Realty Trust Inc 3,171,782 51,002
AvalonBay Communities Inc 1,445,751 269,315
Cousins Properties Inc 3,691,612 100,043
Digital Realty Trust Inc 1,269,145 223,928
EastGroup Properties Inc 575,478 93,941
Equinix Inc 616,210 483,830
Equity LifeStyle Properties Inc 1,675,434 100,392
Equity Residential 2,204,777 139,342
Essex Property Trust Inc 428,103 111,384
Extra Space Storage Inc 2,206,247 296,431
Gaming and Leisure Properties Inc 2,326,958 106,063
Healthpeak Properties Inc 10,072,005 170,620
Hudson Pacific Properties Inc
(c)
5,981,175 14,654
InvenTrust Properties Corp 2,125,729 58,606
Invitation Homes Inc 5,993,086 183,688
Iron Mountain Inc 737,206 71,774
Kilroy Realty Corp 1,608,462 59,288
National Health Investors Inc 841,545 58,790
NETSTREIT Corp 4,451,754 81,155
Prologis Inc 3,140,310 335,322
Regency Centers Corp 2,996,958 213,983
Rexford Industrial Realty Inc 3,225,254 117,819
Ryman Hospitality Properties Inc 965,166 91,749
Sabra Health Care REIT Inc 7,101,541 128,041
Saul Centers Inc 279,987 9,021
SBA Communications Corp 880,531 197,873
Simon Property Group Inc 908,335 148,776
Ventas Inc 5,353,550 359,652
VICI Properties Inc 7,077,330 230,721
Vornado Realty Trust 1,941,563 74,595
Welltower Inc 3,183,952 525,575
Weyerhaeuser Co 1,706,517 42,748
$ 6,041,922
TOTAL COMMON STOCKS $ 6,083,058
Total Investments $ 6,145,289
Other Assets and Liabilities -  (0.25)% (15,361)
TOTAL NET ASSETS - 100.00% $ 6,129,928
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 142,428 $ 495,306 $ 575,503 $ 62,231
$ 142,428 $ 495,306 $ 575,503 $ 62,231
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 2,857 $ — $ — $ —
$ 2,857 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .64%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
29,785,172 $ 29,785
Principal Exchange-Traded Funds - 19 .80%
Principal International Equity ETF
(a)
5,752,387 167,049
Principal U.S. Mega-Cap ETF
(a)
10,862,257 684,224
Principal U.S. Small-Cap ETF
(a)
1,345,700 71,205
$ 922,478
Principal Funds, Inc. Class R-6 - 36 .68%
Blue Chip Fund
(a)
3,405,260 176,495
Core Fixed Income Fund
(a)
68,297,067 585,989
Diversified Real Asset Fund
(a)
9,420,039 110,685
Global Emerging Markets Fund
(a)
3,436,509 106,463
High Yield Fund
(a)
30,765,831 207,054
International Equity Index Fund
(a)
1,804,386 23,259
International Small Company Fund
(a)
3,478,302 41,114
LargeCap Growth Fund I
(a)
13,113,068 238,396
MidCap Fund
(a)
479,504 22,853
Real Estate Securities Fund
(a)
1,073,635 30,126
Small-MidCap Dividend Income Fund
(a)
2,614,720 49,758
Spectrum Preferred and Capital Securities Income
Fund
(a)
12,498,760 116,363
$ 1,708,555
Principal Funds, Inc. Institutional Class - 42 .92%
Bond Market Index Fund
(a)
32,474,440 279,280
Equity Income Fund
(a)
10,174,189 419,889
Finisterre Emerging Markets Total Return Bond
Fund
(a)
7,946,923 73,588
Global Listed Infrastructure Fund
(a)
1,975,887 22,683
Government & High Quality Bond Fund
(a)
5,879,508 52,622
Inflation Protection Fund
(a)
14,854,565 117,054
LargeCap S&P 500 Index Fund
(a)
3,265,079 100,303
LargeCap Value Fund III
(a)
10,706,005 212,193
Overseas Fund
(a)
4,174,382 46,920
Principal Capital Appreciation Fund
(a)
6,212,274 543,388
Short-Term Income Fund
(a)
10,903,567 131,715
$ 1,999,635
TOTAL INVESTMENT COMPANIES $ 4,660,453
Total Investments $ 4,660,453
Other Assets and Liabilities -  (0.04)% (1,983)
TOTAL NET ASSETS - 100.00% $ 4,658,470
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 231,165 $ 12,039 $ 88,009 $ 176,495
Bond Market Index Fund 203,829 93,432 17,835 279,280
Core Fixed Income Fund 756,946 25,221 197,491 585,989
Diversified International Fund 162,466 8,774 171,474 —
Diversified Real Asset Fund 140,588 3,010 35,139 110,685
Equity Income Fund 337,857 159,890 71,991 419,889
Finisterre Emerging Markets Total Return Bond Fund 86,486 4,489 20,219 73,588
Global Emerging Markets Fund 90,341 9,796 8,890 106,463
Global Listed Infrastructure Fund — 22,782 — 22,683
Government & High Quality Bond Fund 58,511 1,976 8,101 52,622
High Yield Fund 121,904 97,209 12,204 207,054
Inflation Protection Fund 92,013 35,198 11,132 117,054
International Equity Index Fund 21,577 1,254 1,559 23,259
International Small Company Fund 43,821 1,735 9,786 41,114
LargeCap Growth Fund I 156,758 115,882 21,946 238,396
LargeCap S&P 500 Index Fund 98,263 3,721 10,226 100,303
LargeCap Value Fund III 258,926 20,525 54,324 212,193
MidCap Fund 177,675 6,987 164,908 22,853
Overseas Fund 156,968 23,808 136,093 46,920
Principal Capital Appreciation Fund 431,060 137,486 49,812 543,388
Principal Government Money Market Fund - Class R-6 4.22% 23,647 69,097 62,959 29,785
Principal International Equity ETF — 167,298 12,575 167,049
Principal U.S. Mega-Cap ETF 536,245 151,930 67,197 684,224
Principal U.S. Small-Cap ETF 127,799 — 61,022 71,205
Principal Value ETF — 59,791 58,539 —
Real Estate Securities Fund 33,006 1,379 2,245 30,126
Short-Term Income Fund 82,766 56,235 7,949 131,715
Small-MidCap Dividend Income Fund 69,881 3,473 21,934 49,758
Spectrum Preferred and Capital Securities Income Fund 119,283 5,591 9,222 116,363
$ 4,619,781 $ 1,300,008 $ 1,394,781 $ 4,660,453
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 304 $ 55,203 $ 10,252 $ (33,903)
Bond Market Index Fund 8,037 (573) — 427
Core Fixed Income Fund 19,407 (15,341) — 16,654
Diversified International Fund 3,945 59,188 4,592 (58,954)
Diversified Real Asset Fund 2,278 (2,543) — 4,769
Equity Income Fund 4,632 20,563 28,348 (26,430)
Finisterre Emerging Markets Total Return Bond Fund 4,063 (3,205) — 6,037
Global Emerging Markets Fund 323 17 — 15,199
Global Listed Infrastructure Fund — — — (99)
Government & High Quality Bond Fund 1,535 (447) — 683
High Yield Fund 7,632 (407) — 552
Inflation Protection Fund 2,945 (1,375) — 2,350
International Equity Index Fund 723 143 227 1,844
International Small Company Fund 1,668 1,003 — 4,341
LargeCap Growth Fund I 896 (3,186) 38,211 (9,112)
LargeCap S&P 500 Index Fund 1,403 1,810 1,290 6,735
LargeCap Value Fund III 3,675 (385) 16,253 (12,549)
MidCap Fund 363 11,503 5,420 (8,404)
Overseas Fund 11,505 2,814 11,376 (577)
Principal Capital Appreciation Fund 3,008 3,969 18,940 20,685
Principal Government Money Market Fund - Class R-6 4.22% 883 — — —
Principal International Equity ETF — 339 — 11,987
Principal U.S. Mega-Cap ETF 3,782 20,380 — 42,866
Principal U.S. Small-Cap ETF 589 10,840 — (6,412)
Principal Value ETF 375 (1,252) — —
Real Estate Securities Fund 558 103 502 (2,117)
Short-Term Income Fund 2,319 (7) — 670
Small-MidCap Dividend Income Fund 879 1,927 1,975 (3,589)
Spectrum Preferred and Capital Securities Income Fund 4,770 (941) — 1,652
$ 92,497 $ 160,140 $ 137,386 $ (24,695)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .85%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
15,458,515 $ 15,459
Principal Exchange-Traded Funds - 13 .06%
Principal International Equity ETF
(a)
1,563,178 45,395
Principal U.S. Mega-Cap ETF
(a)
2,842,648 179,061
Principal U.S. Small-Cap ETF
(a)
266,700 14,112
$ 238,568
Principal Funds, Inc. Class R-6 - 42 .49%
Blue Chip Fund
(a)
981,839 50,889
Core Fixed Income Fund
(a)
48,644,912 417,373
Diversified Real Asset Fund
(a)
2,890,355 33,962
Global Emerging Markets Fund
(a)
888,152 27,515
High Yield Fund
(a)
14,746,362 99,243
International Equity Index Fund
(a)
675,947 8,713
International Small Company Fund
(a)
933,879 11,038
LargeCap Growth Fund I
(a)
1,252,371 22,768
MidCap Fund
(a)
206,342 9,834
Real Estate Securities Fund
(a)
410,212 11,510
Small-MidCap Dividend Income Fund
(a)
1,043,657 19,861
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,767,323 63,004
$ 775,710
Principal Funds, Inc. Institutional Class - 43 .64%
Bond Market Index Fund
(a)
21,669,441 186,357
Equity Income Fund
(a)
2,959,845 122,153
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,074,393 84,029
Global Listed Infrastructure Fund
(a)
778,505 8,937
Government & High Quality Bond Fund
(a)
4,596,973 41,143
Inflation Protection Fund
(a)
9,231,819 72,747
LargeCap S&P 500 Index Fund
(a)
909,886 27,952
LargeCap Value Fund III
(a)
1,197,567 23,736
Overseas Fund
(a)
2,591,152 29,124
Principal Capital Appreciation Fund
(a)
1,515,057 132,522
Short-Term Income Fund
(a)
5,631,961 68,034
$ 796,734
TOTAL INVESTMENT COMPANIES $ 1,826,471
Total Investments $ 1,826,471
Other Assets and Liabilities -  (0.04)% (737)
TOTAL NET ASSETS - 100.00% $ 1,825,734
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 74,185 $ 3,846 $ 33,297 $ 50,889
Bond Market Index Fund 160,210 41,888 15,330 186,357
Core Fixed Income Fund 524,588 17,424 125,488 417,373
Diversified International Fund 45,382 2,567 48,007 —
Diversified Real Asset Fund 46,769 1,133 14,628 33,962
Equity Income Fund 116,226 36,609 28,631 122,153
Finisterre Emerging Markets Total Return Bond Fund 80,298 5,831 5,091 84,029
Global Emerging Markets Fund 22,894 5,058 4,483 27,515
Global Listed Infrastructure Fund — 9,018 42 8,937
Government & High Quality Bond Fund 42,728 1,883 3,652 41,143
High Yield Fund 54,125 52,100 7,226 99,243
Inflation Protection Fund 69,272 11,237 8,015 72,747
International Equity Index Fund 8,614 612 1,277 8,713
International Small Company Fund 10,746 601 1,703 11,038
LargeCap Growth Fund I 22,649 5,866 3,245 22,768
LargeCap S&P 500 Index Fund 29,539 1,082 5,077 27,952
LargeCap Value Fund III 33,586 2,866 10,874 23,736
MidCap Fund 32,407 1,386 24,541 9,834
Overseas Fund 29,157 4,562 5,165 29,124
Principal Capital Appreciation Fund 113,188 36,217 22,551 132,522
Principal Government Money Market Fund - Class R-6 4.22% 10,742 27,798 23,081 15,459
Principal International Equity ETF — 46,619 4,608 45,395
Principal U.S. Mega-Cap ETF 143,917 38,225 19,895 179,061
Principal U.S. Small-Cap ETF 29,629 — 16,438 14,112
Principal Value ETF — 18,298 17,983 —
Real Estate Securities Fund 13,309 653 1,637 11,510
Short-Term Income Fund 50,827 22,555 5,749 68,034
Small-MidCap Dividend Income Fund 32,507 1,774 13,882 19,861
Spectrum Preferred and Capital Securities Income Fund 61,991 8,136 7,545 63,004
$ 1,859,485 $ 405,844 $ 479,141 $ 1,826,471
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 98 $ 21,369 $ 3,290 $ (15,214)
Bond Market Index Fund 5,781 (657) — 246
Core Fixed Income Fund 13,503 (15,403) — 16,252
Diversified International Fund 1,103 14,942 1,281 (14,884)
Diversified Real Asset Fund 734 (110) — 798
Equity Income Fund 1,493 4,368 9,747 (6,419)
Finisterre Emerging Markets Total Return Bond Fund 3,990 (826) — 3,817
Global Emerging Markets Fund 90 64 — 3,982
Global Listed Infrastructure Fund — — — (39)
Government & High Quality Bond Fund 1,164 (199) — 383
High Yield Fund 3,386 (79) — 323
Inflation Protection Fund 2,219 (985) — 1,238
International Equity Index Fund 284 125 89 639
International Small Company Fund 410 169 — 1,225
LargeCap Growth Fund I 129 132 5,491 (2,634)
LargeCap S&P 500 Index Fund 410 1,093 377 1,315
LargeCap Value Fund III 472 270 2,087 (2,112)
MidCap Fund 66 (423) 986 1,005
Overseas Fund 2,147 (220) 2,120 790
Principal Capital Appreciation Fund 783 2,988 4,914 2,680
Principal Government Money Market Fund - Class R-6 4.22% 392 — — —
Principal International Equity ETF — 124 — 3,260
Principal U.S. Mega-Cap ETF 998 6,117 — 10,697
Principal U.S. Small-Cap ETF 133 4,255 — (3,334)
Principal Value ETF 129 (315) — —
Real Estate Securities Fund 221 66 203 (881)
Short-Term Income Fund 1,406 (10) — 411
Small-MidCap Dividend Income Fund 431 494 906 (1,032)
Spectrum Preferred and Capital Securities Income Fund 2,502 (760) — 1,182
$ 44,474 $ 36,589 $ 31,491 $ 3,694
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .60%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
19,569,116 $ 19,569
Principal Exchange-Traded Funds - 22 .67%
Principal International Equity ETF
(a)
4,776,025 138,696
Principal U.S. Mega-Cap ETF
(a)
8,441,445 531,734
Principal U.S. Small-Cap ETF
(a)
1,375,800 72,798
$ 743,228
Principal Funds, Inc. Class R-6 - 30 .66%
Blue Chip Fund
(a)
3,788,625 196,364
Core Fixed Income Fund
(a)
23,583,694 202,348
Diversified Real Asset Fund
(a)
6,245,252 73,382
Global Emerging Markets Fund
(a)
3,342,012 103,536
High Yield Fund
(a)
9,365,706 63,031
International Equity Index Fund
(a)
2,183,223 28,142
International Small Company Fund
(a)
3,765,810 44,512
LargeCap Growth Fund I
(a)
9,189,076 167,057
MidCap Fund
(a)
441,781 21,055
Real Estate Securities Fund
(a)
1,273,574 35,737
Small-MidCap Dividend Income Fund
(a)
1,736,431 33,044
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,967,646 36,939
$ 1,005,147
Principal Funds, Inc. Institutional Class - 46 .11%
Bond Market Index Fund
(a)
13,663,614 117,507
Equity Income Fund
(a)
8,325,761 343,604
Finisterre Emerging Markets Total Return Bond
Fund
(a)
3,484,241 32,264
Global Listed Infrastructure Fund
(a)
2,779,614 31,910
Government & High Quality Bond Fund
(a)
1,608,845 14,399
Inflation Protection Fund
(a)
5,852,503 46,118
LargeCap S&P 500 Index Fund
(a)
2,568,365 78,900
LargeCap Value Fund III
(a)
11,830,292 234,476
Overseas Fund
(a)
11,768,194 132,275
Principal Capital Appreciation Fund
(a)
5,492,525 480,431
$ 1,511,884
TOTAL INVESTMENT COMPANIES $ 3,279,828
Total Investments $ 3,279,828
Other Assets and Liabilities -  (0.04)% (1,363)
TOTAL NET ASSETS - 100.00% $ 3,278,465
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 233,808 $ 11,089 $ 71,963 $ 196,364
Bond Market Index Fund 84,104 40,131 6,435 117,507
Core Fixed Income Fund 252,687 7,593 58,446 202,348
Diversified International Fund 131,053 7,724 139,021 —
Diversified Real Asset Fund 108,895 1,933 39,209 73,382
Equity Income Fund 349,172 64,814 56,256 343,604
Finisterre Emerging Markets Total Return Bond Fund 32,633 1,964 3,509 32,264
Global Emerging Markets Fund 85,979 17,200 14,744 103,536
Global Listed Infrastructure Fund — 32,049 — 31,910
Government & High Quality Bond Fund 15,494 612 1,773 14,399
High Yield Fund 32,683 33,425 3,154 63,031
Inflation Protection Fund 18,288 30,360 3,446 46,118
International Equity Index Fund 28,686 1,592 4,690 28,142
International Small Company Fund 45,484 2,000 8,727 44,512
LargeCap Growth Fund I 140,913 55,755 15,606 167,057
LargeCap S&P 500 Index Fund 78,165 2,517 8,459 78,900
LargeCap Value Fund III 237,492 19,738 12,548 234,476
MidCap Fund 144,886 7,987 134,230 21,055
Overseas Fund 124,655 26,543 21,982 132,275
Principal Capital Appreciation Fund 399,651 91,739 31,913 480,431
Principal Government Money Market Fund - Class R-6 4.22% 19,881 51,140 51,452 19,569
Principal International Equity ETF — 136,661 8,133 138,696
Principal U.S. Mega-Cap ETF 410,885 107,791 35,625 531,734
Principal U.S. Small-Cap ETF 118,718 — 50,037 72,798
Principal Value ETF — 50,335 49,117 —
Real Estate Securities Fund 39,260 1,584 2,709 35,737
Small-MidCap Dividend Income Fund 45,348 2,357 13,535 33,044
Spectrum Preferred and Capital Securities Income Fund 38,224 1,748 3,260 36,939
$ 3,217,044 $ 808,381 $ 849,979 $ 3,279,828
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 305 $ 44,286 $ 10,289 $ (20,856)
Bond Market Index Fund 2,877 (191) — (102)
Core Fixed Income Fund 6,582 (6,475) — 6,989
Diversified International Fund 3,205 46,977 3,739 (46,733)
Diversified Real Asset Fund 1,791 (615) — 2,378
Equity Income Fund 4,509 11,001 29,177 (25,127)
Finisterre Emerging Markets Total Return Bond Fund 1,602 (558) — 1,734
Global Emerging Markets Fund 297 458 — 14,643
Global Listed Infrastructure Fund — — — (139)
Government & High Quality Bond Fund 417 (96) — 162
High Yield Fund 2,219 (42) — 119
Inflation Protection Fund 600 (293) — 1,209
International Equity Index Fund 963 541 303 2,013
International Small Company Fund 1,721 868 — 4,887
LargeCap Growth Fund I 799 (2,396) 34,071 (11,609)
LargeCap S&P 500 Index Fund 1,109 1,606 1,020 5,071
LargeCap Value Fund III 3,373 63 14,912 (10,269)
MidCap Fund 297 6,700 4,422 (4,288)
Overseas Fund 9,708 (1,285) 9,584 4,344
Principal Capital Appreciation Fund 2,841 1,768 17,802 19,186
Principal Government Money Market Fund - Class R-6 4.22% 690 — — —
Principal International Equity ETF — 219 — 9,949
Principal U.S. Mega-Cap ETF 2,987 12,026 — 36,657
Principal U.S. Small-Cap ETF 569 8,549 — (4,432)
Principal Value ETF 326 (1,218) — —
Real Estate Securities Fund 660 129 600 (2,527)
Small-MidCap Dividend Income Fund 577 (59) 1,283 (1,067)
Spectrum Preferred and Capital Securities Income Fund 1,525 (327) — 554
$ 52,549 $ 121,636 $ 127,202 $ (17,254)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .83%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
18,454,272 $ 18,454
Principal Exchange-Traded Funds - 12 .31%
Principal Active High Yield ETF
(a)
2,073,084 39,969
Principal International Equity ETF
(a)
1,899,147 55,151
Principal U.S. Mega-Cap ETF
(a)
2,670,095 168,192
Principal U.S. Small-Cap ETF
(a)
215,000 11,376
$ 274,688
Principal Funds, Inc. Class R-6 - 42 .61%
Core Fixed Income Fund
(a)
78,370,438 672,418
Diversified Real Asset Fund
(a)
1,946,738 22,874
Global Emerging Markets Fund
(a)
367,166 11,375
High Yield Fund
(a)
13,730,126 92,404
LargeCap Growth Fund I
(a)
617,369 11,224
MidCap Fund
(a)
466,133 22,216
Real Estate Securities Fund
(a)
377,761 10,600
Small-MidCap Dividend Income Fund
(a)
1,183,037 22,513
Spectrum Preferred and Capital Securities Income
Fund
(a)
9,169,777 85,371
$ 950,995
Principal Funds, Inc. Institutional Class - 44 .28%
Bond Market Index Fund
(a)
32,010,032 275,286
Equity Income Fund
(a)
2,087,698 86,159
Finisterre Emerging Markets Total Return Bond
Fund
(a)
13,989,384 129,542
Government & High Quality Bond Fund
(a)
10,792,282 96,591
Inflation Protection Fund
(a)
16,627,185 131,022
LargeCap S&P 500 Index Fund
(a)
432,757 13,294
LargeCap Value Fund III
(a)
2,086,551 41,356
Overseas Fund
(a)
1,786,266 20,078
Principal Capital Appreciation Fund
(a)
1,035,625 90,586
Short-Term Income Fund
(a)
8,641,577 104,390
$ 988,304
TOTAL INVESTMENT COMPANIES $ 2,232,441
Total Investments $ 2,232,441
Other Assets and Liabilities -  (0.03)% (737)
TOTAL NET ASSETS - 100.00% $ 2,231,704
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 283,421 $ 26,040 $ 32,512 $ 275,286
Core Fixed Income Fund 820,586 25,724 175,210 672,418
Diversified International Fund 58,735 3,151 61,941 —
Diversified Real Asset Fund 27,507 517 5,517 22,874
Equity Income Fund 77,317 34,933 25,724 86,159
Finisterre Emerging Markets Total Return Bond Fund 131,306 7,606 14,071 129,542
Global Emerging Markets Fund — 11,542 1,477 11,375
Government & High Quality Bond Fund 100,457 3,860 8,162 96,591
High Yield Fund 27,590 71,902 7,547 92,404
Inflation Protection Fund 141,231 5,522 15,698 131,022
LargeCap Growth Fund I 22,620 5,725 14,021 11,224
LargeCap S&P 500 Index Fund 25,294 914 15,059 13,294
LargeCap Value Fund III 52,816 4,351 13,310 41,356
MidCap Fund 23,408 909 3,070 22,216
Overseas Fund 16,335 8,588 5,291 20,078
Principal Active High Yield ETF 40,363 — — 39,969
Principal Capital Appreciation Fund 98,927 11,483 23,823 90,586
Principal Government Money Market Fund - Class R-6 4.22% 17,105 18,343 16,994 18,454
Principal International Equity ETF — 59,532 8,578 55,151
Principal U.S. Mega-Cap ETF 158,989 17,432 26,079 168,192
Principal U.S. Small-Cap ETF 14,467 — 3,776 11,376
Principal Value ETF — 11,632 11,370 —
Real Estate Securities Fund 11,876 619 1,188 10,600
Short-Term Income Fund 84,492 28,912 9,687 104,390
Small-MidCap Dividend Income Fund 41,084 2,008 19,486 22,513
Spectrum Preferred and Capital Securities Income Fund 77,189 17,277 9,709 85,371
$ 2,353,115 $ 378,522 $ 529,300 $ 2,232,441
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,924 $ (1,158) $ — $ (505)
Core Fixed Income Fund 21,222 (23,506) — 24,824
Diversified International Fund 1,419 6,435 1,641 (6,380)
Diversified Real Asset Fund 401 504 — (137)
Equity Income Fund 1,013 7,435 6,463 (7,802)
Finisterre Emerging Markets Total Return Bond Fund 6,337 (2,253) — 6,954
Global Emerging Markets Fund — 39 — 1,271
Government & High Quality Bond Fund 2,717 (1,010) — 1,446
High Yield Fund 2,491 9 — 450
Inflation Protection Fund 4,513 (1,911) — 1,878
LargeCap Growth Fund I 129 1,365 5,489 (4,465)
LargeCap S&P 500 Index Fund 357 4,605 328 (2,460)
LargeCap Value Fund III 737 (3) 3,259 (2,498)
MidCap Fund 48 (82) 712 1,051
Overseas Fund 1,588 (275) 1,568 721
Principal Active High Yield ETF 2,201 — — (394)
Principal Capital Appreciation Fund 679 3,626 4,265 373
Principal Government Money Market Fund - Class R-6 4.22% 520 — — —
Principal International Equity ETF — 231 — 3,966
Principal U.S. Mega-Cap ETF 1,046 8,268 — 9,582
Principal U.S. Small-Cap ETF 70 443 — 242
Principal Value ETF 118 (262) — —
Real Estate Securities Fund 197 60 180 (767)
Short-Term Income Fund 2,350 17 — 656
Small-MidCap Dividend Income Fund 480 2,381 1,142 (3,474)
Spectrum Preferred and Capital Securities Income Fund 3,202 (964) — 1,578
$ 63,759 $ 3,994 $ 25,047 $ 26,110
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .55%
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b)
12,931,469 $ 12,931
Principal Exchange-Traded Funds - 25 .52%
Principal International Equity ETF
(a)
4,992,130 144,971
Principal U.S. Mega-Cap ETF
(a)
5,687,800 358,280
Principal U.S. Small-Cap ETF
(a)
1,102,500 58,337
Principal Value ETF
(a)
768,000 38,415
$ 600,003
Principal Funds, Inc. Class R-6 - 28 .90%
Blue Chip Fund
(a)
2,566,779 133,036
Diversified Real Asset Fund
(a)
4,733,121 55,614
Global Emerging Markets Fund
(a)
3,189,090 98,798
International Equity Index Fund
(a)
1,947,550 25,104
International Small Company Fund
(a)
4,433,469 52,404
LargeCap Growth Fund I
(a)
9,063,633 164,777
MidCap Fund
(a)
2,169,384 103,393
Real Estate Securities Fund
(a)
673,692 18,904
Small-MidCap Dividend Income Fund
(a)
1,448,155 27,558
$ 679,588
Principal Funds, Inc. Institutional Class - 45 .08%
Equity Income Fund
(a)
6,200,477 255,894
Global Listed Infrastructure Fund
(a)
1,975,493 22,679
Inflation Protection Fund
(a)
4,221,546 33,266
LargeCap S&P 500 Index Fund
(a)
2,247,191 69,034
LargeCap Value Fund III
(a)
10,479,279 207,699
Overseas Fund
(a)
10,281,155 115,560
Principal Capital Appreciation Fund
(a)
4,066,804 355,723
$ 1,059,855
TOTAL INVESTMENT COMPANIES $ 2,352,377
Total Investments $ 2,352,377
Other Assets and Liabilities -  (0.05)% (1,067)
TOTAL NET ASSETS - 100.00% $ 2,351,310
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 190,250 $ 9,329 $ 82,581 $ 133,036
Bond Market Index Fund — 16,915 17,165 —
Diversified International Fund 128,926 8,055 137,220 —
Diversified Real Asset Fund 80,693 1,608 27,954 55,614
Equity Income Fund 284,475 35,481 51,701 255,894
Global Emerging Markets Fund 78,749 16,865 10,662 98,798
Global Listed Infrastructure Fund — 22,803 25 22,679
Inflation Protection Fund — 34,285 1,339 33,266
International Equity Index Fund 26,301 1,898 5,377 25,104
International Small Company Fund 52,595 3,143 10,112 52,404
LargeCap Growth Fund I 115,081 68,596 8,872 164,777
LargeCap S&P 500 Index Fund 65,802 2,483 5,056 69,034
LargeCap Value Fund III 209,760 19,776 12,720 207,699
MidCap Fund 117,146 4,628 22,953 103,393
Overseas Fund 111,750 28,606 27,255 115,560
Principal Capital Appreciation Fund 333,675 34,810 27,928 355,723
Principal Government Money Market Fund - Class R-6 4.22% 16,448 45,802 49,319 12,931
Principal International Equity ETF — 134,589 1 144,971
Principal U.S. Mega-Cap ETF 312,846 31,450 21,339 358,280
Principal U.S. Small-Cap ETF 96,419 — 41,404 58,337
Principal Value ETF — 60,607 21,634 38,415
Real Estate Securities Fund 18,503 1,671 73 18,904
Small-MidCap Dividend Income Fund 28,754 1,951 2,572 27,558
$ 2,268,173 $ 585,351 $ 585,262 $ 2,352,377
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 248 $ 39,690 $ 8,395 $ (23,652)
Bond Market Index Fund — 250 — —
Diversified International Fund 3,163 42,114 3,684 (41,875)
Diversified Real Asset Fund 1,308 (2,245) — 3,512
Equity Income Fund 3,540 2,516 23,840 (14,877)
Global Emerging Markets Fund 273 (20) — 13,866
Global Listed Infrastructure Fund — — — (99)
Inflation Protection Fund — 21 — 299
International Equity Index Fund 897 546 282 1,736
International Small Company Fund 2,020 (451) — 7,229
LargeCap Growth Fund I 659 256 28,138 (10,284)
LargeCap S&P 500 Index Fund 937 693 862 5,112
LargeCap Value Fund III 2,969 (16) 13,139 (9,101)
MidCap Fund 240 (525) 3,577 5,097
Overseas Fund 9,002 (1,586) 8,887 4,045
Principal Capital Appreciation Fund 2,354 1,696 14,768 13,470
Principal Government Money Market Fund - Class R-6 4.22% 509 — — —
Principal International Equity ETF — — — 10,383
Principal U.S. Mega-Cap ETF 2,207 4,553 — 30,770
Principal U.S. Small-Cap ETF 461 7,056 — (3,734)
Principal Value ETF 625 (499) — (59)
Real Estate Securities Fund 330 1 289 (1,198)
Small-MidCap Dividend Income Fund 388 (176) 809 (399)
$ 32,130 $ 93,874 $ 106,670 $ (9,759)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 4 .57 % Shares Held Value (000's)
Money Market Funds - 4 .57%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
2,077,345 $ 2,077
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
156,716,756 156,717
$ 158,794
TOTAL INVESTMENT COMPANIES $ 158,794
BONDS - 86 .05%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .34%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,798
General Electric Co
4.30%, 07/29/2030 6,000 5,972
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 13,435
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 10,087
RTX Corp
5.75%, 11/08/2026 8,075 8,194
$ 46,486
Agriculture - 0 .59%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,193
4.10%, 01/07/2028 5,500 5,456
4.20%, 09/17/2029 11,000 10,846
$ 20,495
Airlines - 0 .57%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
8,414 8,413
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,510
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
723 721
$ 19,644
Automobile Asset Backed Securities - 5 .01%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 1,485 1,487
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,685 1,688
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
3,500 3,499
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
5,595 5,591
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
9,300 9,301
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
6,308 6,308
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
5,670 5,670
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
336 337
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
2,915 2,919
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
3,316 3,325
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
5,516 5,518
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
6,500 6,499
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,921
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 5,548 5,557
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 6,203 6,202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 $ 12,082 $ 12,077
Gm Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 8,800 8,798
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 9,673 9,670
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
2,198 2,193
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
3,053 3,050
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 2,513 2,514
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,726
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 3,889 3,889
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
541 541
Westlake Automobile Receivables Trust 2024-2
5.75%, 08/16/2027
(d)
3,328 3,334
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
5,028 5,031
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
9,400 9,401
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
5,900 5,900
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
7,500 7,506
World Omni Auto Receivables Trust 2025-A
4.49%, 04/17/2028 12,397 12,392
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 4,933 4,942
$ 173,786
Banks - 18 .14%
AIB Group PLC
5.32%, 05/15/2031
(d),(e)
2,500 2,543
Secured Overnight Financing Rate + 1.65%
Bank of America Corp
1.20%, 10/24/2026
(e)
9,600 9,523
Secured Overnight Financing Rate + 1.01%
4.98%, 01/24/2029
(e)
9,400 9,517
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
9,400 9,617
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
14,100 14,521
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 14,438
Secured Overnight Financing Rate + 0.60%
5.00%, 01/27/2029
(e)
2,000 2,027
Secured Overnight Financing Rate + 0.67%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
9,200 9,218
Secured Overnight Financing Rate + 0.68%
Bank of New York Mellon/The
4.73%, 04/20/2029
(e)
5,750 5,811
Secured Overnight Financing Rate + 1.14%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,121
4.40%, 09/08/2028
(e)
9,400 9,389
Secured Overnight Financing Rate + 1.00%

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.28%, 11/24/2027
(e)
$ 7,308 $ 7,090
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,250
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
4.79%, 05/09/2029
(d),(e)
8,000 8,030
Secured Overnight Financing Rate + 1.45%
5.09%, 05/09/2031
(d),(e)
10,600 10,702
Secured Overnight Financing Rate + 1.68%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 7,014
5.99%, 10/03/2028 3,440 3,595
Citibank NA
4.88%, 11/19/2027
(e)
8,000 8,033
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
1.12%, 01/28/2027
(e)
19,600 19,252
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
9,500 9,461
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
8,000 8,146
Secured Overnight Financing Rate + 1.36%
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(e),(f)
11,300 11,319
Secured Overnight Financing Rate + 1.30%
5.41%, 05/10/2029 6,100 6,291
6.82%, 11/20/2029
(e)
7,100 7,557
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
3,400 3,430
Secured Overnight Financing Rate + 1.49%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
2,800 2,817
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,347
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,499
Secured Overnight Financing Rate + 1.73%
5.18%, 12/09/2026 14,700 14,719
Secured Overnight Financing Rate + 0.79%
5.21%, 01/28/2031
(e)
12,500 12,765
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
12,500 12,782
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
8,235 8,550
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 15,521
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 19,385
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
6,650 6,644
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
8,400 8,410
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
6,000 6,065
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
6,200 6,310
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,427
Secured Overnight Financing Rate + 1.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 $ 15,900 $ 16,342
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e)
9,300 9,280
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 10,507
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,823
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
10,000 10,020
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
10,000 10,018
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
9,350 9,538
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
7,500 7,683
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(e)
2,575 2,623
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,425
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
10,500 10,630
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.96%, 08/15/2030
(e)
9,500 9,602
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.62%, 11/15/2028 9,500 9,581
Secured Overnight Financing Rate + 1.30%
PNC Bank NA
4.54%, 05/13/2027
(e)
8,750 8,739
Secured Overnight Financing Rate + 0.63%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e)
8,750 8,846
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
6,400 6,566
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
0.88%, 01/20/2026 14,700 14,448
4.70%, 08/06/2031
(e),(f)
11,300 11,310
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
12,500 12,697
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
9,300 9,485
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d)
8,500 8,675
Toronto-Dominion Bank/The
0.75%, 01/06/2026
(g)
14,700 14,456
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 5,121
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
10,000 10,794
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
15,000 14,759
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
4,800 4,898
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,775
Secured Overnight Financing Rate + 1.56%

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
$ 8,750 $ 8,787
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
5.15%, 04/23/2031
(e)
9,500 9,694
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(e)
4,250 4,351
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
6,200 6,321
Secured Overnight Financing Rate + 1.07%
$ 629,930
Biotechnology - 0 .43%
Amgen Inc
5.15%, 03/02/2028 9,100 9,267
Gilead Sciences Inc
4.80%, 11/15/2029
(g)
5,500 5,588
$ 14,855
Building Materials - 0 .26%
Vulcan Materials Co
4.95%, 12/01/2029 9,000 9,145
Chemicals - 0 .76%
Sherwin-Williams Co/The
4.30%, 08/15/2028 12,000 11,977
4.50%, 08/15/2030
(g)
6,500 6,477
Westlake Corp
3.60%, 08/15/2026 7,900 7,808
$ 26,262
Commercial Mortgage Backed Securities - 8 .62%
1301 Trust 2025-AOA
5.23%, 08/11/2030
(f),(h)
8,400 8,400
ALA Trust 2025-OANA
6.08%, 06/15/2040
(d)
9,300 9,352
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(h)
5,741 5,635
ARES Trust 2025-IND3
5.84%, 04/15/2042
(d)
9,200 9,211
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.83%, 11/15/2041
(d)
8,900 8,928
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BX 2024-PALM
5.88%, 06/15/2037
(d)
10,125 10,125
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.31%, 11/15/2038
(d)
9,430 9,430
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-VOLT
5.16%, 09/15/2036
(d)
14,532 14,505
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2024-AIRC
6.03%, 08/15/2039
(d)
15,915 15,969
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.63%, 12/15/2039
(d)
1,782 1,787
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2021-BXMF
5.09%, 10/15/2026
(d)
$ 9,696 $ 9,687
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.96%, 10/15/2036
(d)
10,700 10,673
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
5.49%, 02/15/2035
(d)
9,400 9,384
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.74%, 06/15/2035
(d)
12,200 12,223
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
ELP Commercial Mortgage Trust 2021-ELP
5.16%, 11/15/2038
(d)
14,876 14,867
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(h)
2,350 2,335
GSAT Trust 2025-BMF
5.84%, 07/15/2040
(d)
8,800 8,803
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.51%, 04/15/2038
(d)
11,431 11,430
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
KRE Commercial Mortgage Trust 2025-AIP4
5.64%, 03/15/2042
(d)
12,600 12,588
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.78%, 10/15/2041
(d)
9,200 9,233
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
5.93%, 06/15/2039
(d)
12,750 12,762
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2022-BMR Mortgage Trust
5.64%, 05/15/2039
(d)
18,400 17,905
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.93%, 05/15/2041
(d)
15,000 14,938
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.26%, 04/15/2038
(d)
2,468 2,468
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
5.16%, 07/15/2038
(d)
8,800 8,800
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.16%, 01/15/2039
(d)
7,484 7,484
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
PENN Commercial Mortgage Trust 2025-P11
5.52%, 08/10/2042
(d),(h)
7,000 7,020
PRM5 Trust 2025-PRM5
4.47%, 03/10/2033
(d),(h)
5,000 4,953

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
SREIT Trust 2021-MFP
5.19%, 11/15/2038
(d)
$ 10,989 $ 10,989
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TEXAS Commercial Mortgage Trust 2025-TWR
5.64%, 04/15/2042
(d)
7,500 7,500
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
5.94%, 03/15/2040
(d),(h)
10,000 10,020
$ 299,404
Computers - 1 .41%
Apple Inc
4.00%, 05/12/2028 11,500 11,500
Dell International LLC / EMC Corp
4.75%, 04/01/2028 4,000 4,032
5.00%, 04/01/2030 9,250 9,385
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 14,500 14,495
4.55%, 10/15/2029 9,500 9,444
$ 48,856
Diversified Financial Services - 0 .27%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.45%, 04/15/2027 9,127 9,388
Electric - 6 .85%
AES Corp/The
1.38%, 01/15/2026 14,600 14,369
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,506
5.95%, 03/30/2029
(d)
8,800 9,196
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,345
Dominion Energy Inc
4.60%, 05/15/2028 11,000 11,043
DTE Energy Co
3.40%, 06/15/2029 2,000 1,913
5.10%, 03/01/2029 5,000 5,087
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,703
Evergy Kansas Central Inc
4.70%, 03/13/2028 4,100 4,127
Exelon Corp
5.15%, 03/15/2029 6,330 6,474
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,311
NextEra Energy Capital Holdings Inc
4.69%, 09/01/2027
(f)
5,000 5,025
4.90%, 02/28/2028 3,458 3,494
4.90%, 03/15/2029 10,000 10,140
5.75%, 09/01/2025 17,200 17,211
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,304
PacifiCorp
5.10%, 02/15/2029 9,050 9,202
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,578
4.90%, 03/15/2030 4,100 4,154
5.20%, 04/01/2029 10,000 10,251
5.88%, 10/15/2028 8,000 8,325
Southern Co/The
5.50%, 03/15/2029 10,300 10,672
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,394
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,375
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,228
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Public Service Corp
4.55%, 12/01/2029 $ 5,500 $ 5,546
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,697
$ 237,670
Environmental Control - 0 .26%
Republic Services Inc
4.75%, 07/15/2030 9,000 9,139
Food - 0 .46%
Mars Inc
4.60%, 03/01/2028
(d)
6,300 6,335
4.80%, 03/01/2030
(d)
9,400 9,493
$ 15,828
Forest Products & Paper - 0 .29%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,954
Gas - 0 .50%
NiSource Inc
0.95%, 08/15/2025 14,600 14,581
5.25%, 03/30/2028 2,700 2,754
$ 17,335
Healthcare - Products - 0 .30%
Solventum Corp
5.40%, 03/01/2029 10,000 10,288
Healthcare - Services - 1 .23%
Centene Corp
4.25%, 12/15/2027 16,500 16,000
Cigna Group/The
1.25%, 03/15/2026 3,534 3,461
HCA Inc
5.25%, 06/15/2026 20,000 20,027
5.88%, 02/01/2029 3,000 3,103
$ 42,591
Home Equity Asset Backed Securities - 1 .37%
JP Morgan Mortgage Trust 2023-HE1
6.10%, 11/25/2053
(d)
1,337 1,343
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.05%, 03/20/2054
(d)
6,010 6,043
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.95%, 05/20/2054
(d)
4,532 4,559
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
5.55%, 02/25/2055
(d)
11,223 11,234
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(h)
14,041 14,064
JP Morgan Mortgage Trust Series 2025-HE1
5.50%, 07/20/2055
(d)
10,374 10,385
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 47,628
Insurance - 2 .47%
Aon North America Inc
5.15%, 03/01/2029 14,000 14,294
Arthur J Gallagher & Co
4.85%, 12/15/2029 4,200 4,237
Brown & Brown Inc
4.90%, 06/23/2030 3,700 3,715
Guardian Life Global Funding
0.88%, 12/10/2025
(d),(g)
8,647 8,534

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Group Inc
3.50%, 11/01/2027 $ 4,719 $ 4,607
New York Life Global Funding
4.60%, 12/05/2029
(d)
4,800 4,833
4.60%, 06/03/2030
(d)
9,350 9,415
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 14,258
4.96%, 01/13/2030
(d)
12,200 12,419
5.07%, 03/25/2027
(d)
9,500 9,607
$ 85,919
Internet - 0 .38%
eBay Inc
1.40%, 05/10/2026 13,530 13,214
Machinery - Diversified - 0 .29%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,075
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 3,850 3,897
$ 9,972
Media - 0 .45%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 15,000 15,647
Mining - 0 .31%
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,737
5.19%, 04/01/2030
(d)
6,000 6,096
$ 10,833
Mortgage Backed Securities - 4 .08%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(h)
8,778 8,765
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(h)
5,941 5,980
CHL Mortgage Pass-Through Trust 2003-46
6.53%, 01/19/2034
(h)
95 93
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(h)
3,013 2,679
JP Morgan Mortgage Trust 2004-A3
6.51%, 07/25/2034
(h)
77 73
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 68
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(h)
9,689 8,864
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(h)
677 677
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(h)
6,239 6,271
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(h)
2,128 2,134
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(h)
8,577 8,605
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(h)
8,166 8,186
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(h)
860 845
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(h)
3,914 3,552
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(h)
7,962 7,940
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(h)
9,910 8,783
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PHH Mortgage Trust Series 2008-CIM1
6.69%, 06/25/2038 $ 415 $ 372
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(h)
8,891 7,948
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(h)
5,958 5,513
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(h)
16,316 14,473
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(h)
16,239 14,407
Sequoia Mortgage Trust 2024-1
5.91%, 01/25/2054
(d),(h)
2,287 2,282
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(h)
2,643 2,643
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(h)
8,484 8,523
Sequoia Mortgage Trust 2025-1
6.00%, 01/25/2055
(d),(h)
2,947 2,959
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(h)
162 160
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(h)
4,280 3,598
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(h)
3,966 3,654
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(h)
1,609 1,454
$ 141,503
Office & Business Equipment - 0 .31%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,711
Oil & Gas - 1 .13%
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(d)
4,800 4,832
Chevron USA Inc
0.69%, 08/12/2025 4,600 4,594
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,636
5.20%, 04/18/2027 8,150 8,229
EOG Resources Inc
4.40%, 07/15/2028 4,600 4,613
Occidental Petroleum Corp
5.20%, 08/01/2029 9,500 9,523
$ 39,427
Oil & Gas Services - 0 .37%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,466
5.00%, 11/15/2029
(d)
6,400 6,522
$ 12,988
Other Asset Backed Securities - 10 .79%
1988 CLO 2 Ltd
5.52%, 04/15/2038
(d)
9,750 9,733
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
37 Capital CLO II
5.61%, 07/15/2034
(d)
10,000 10,011
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.86%, 07/20/2037
(d)
5,500 5,514
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
AB BSL CLO 4 Ltd
5.63%, 04/20/2038
(d)
$ 9,500 $ 9,512
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Ares LIV CLO Ltd
5.62%, 07/15/2038
(d)
4,500 4,500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Bardot CLO Ltd
5.31%, 10/22/2032
(d)
11,130 11,107
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
3,835 3,853
Cerberus Loan Funding XXIV LP
5.67%, 07/15/2030
(d)
9,187 9,183
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
24,268 20,080
1.69%, 07/15/2060
(d)
13,339 11,442
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 2,104 2,109
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
2,626 2,629
Dewolf Park CLO Ltd
5.50%, 10/15/2030
(d)
5,190 5,194
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
284 284
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
8,600 8,607
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
3,869 3,884
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
12,300 12,290
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
691 691
Empower CLO 2025-1 Ltd
5.64%, 07/20/2038
(d)
12,600 12,615
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
4,047 4,055
KKR CLO 18 Ltd
5.53%, 07/18/2030
(d)
2,279 2,278
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
923 923
Lake Shore MM CLO II Ltd
5.72%, 10/17/2031
(d)
7,966 7,964
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XVIII Ltd
5.53%, 10/21/2030
(d)
8,497 8,503
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Magnetite XLVII Ltd
5.65%, 01/25/2038
(d)
6,250 6,280
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Maranon Loan Funding 2021-3 Ltd
6.07%, 10/15/2036
(d)
6,300 6,309
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Marathon CLO XIII Ltd
5.52%, 04/15/2032
(d)
$ 13,732 $ 13,737
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
1,418 1,358
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
5,507 5,612
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
13,685 13,577
New Mountain CLO 6 Ltd
5.72%, 10/15/2037
(d)
6,300 6,316
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
5.48%, 03/31/2038
(d)
9,500 9,506
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.84%, 07/20/2037
(d)
19,000 19,049
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.88%, 04/20/2037
(d)
6,300 6,315
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
5.37%, 04/15/2030
(d)
936 935
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
PFS Financing Corp
4.85%, 02/15/2030
(d)
12,550 12,662
4.95%, 02/15/2029
(d)
13,350 13,441
5.52%, 10/15/2028
(d)
4,500 4,552
Signal Peak CLO 11 Ltd
5.78%, 07/18/2037
(d)
6,250 6,269
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
1,382 1,382
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d),(f)
13,000 12,992
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,115
Verizon Master Trust
4.17%, 08/20/2030 5,500 5,489
4.35%, 08/20/2032
(d)
5,500 5,475
4.49%, 01/22/2029 16,000 15,999
4.62%, 11/20/2030 9,700 9,777
5.16%, 06/20/2029 13,800 13,892
Voya 2012-4 Ltd
5.58%, 10/15/2030
(d)
1,633 1,633
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 374,633
Packaging & Containers - 0 .57%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 9,548
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 10,000 10,239
$ 19,787
Pharmaceuticals - 1 .46%
AbbVie Inc
4.80%, 03/15/2029 10,000 10,158
Astrazeneca Finance LLC
4.85%, 02/26/2029 9,400 9,569
Bristol-Myers Squibb Co
4.90%, 02/22/2029 10,000 10,193

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co
4.50%, 02/09/2029 $ 10,000 $ 10,097
4.55%, 02/12/2028 6,250 6,315
4.75%, 02/12/2030 4,300 4,381
$ 50,713
Pipelines - 2 .99%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,797
6.06%, 08/15/2026
(d)
3,450 3,487
Enbridge Inc
5.30%, 04/05/2029 3,850 3,937
5.90%, 11/15/2026 11,275 11,448
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,233
5.55%, 02/15/2028 10,000 10,247
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 10,129
5.10%, 08/01/2029 6,000 6,108
ONEOK Inc
4.25%, 09/24/2027 11,700 11,649
4.40%, 10/15/2029 7,900 7,833
5.55%, 11/01/2026 6,000 6,063
Williams Cos Inc/The
4.63%, 06/30/2030 8,750 8,715
5.40%, 03/02/2026 7,000 7,032
$ 103,678
REITs - 2 .77%
American Homes 4 Rent LP
4.95%, 06/15/2030 5,998 6,037
American Tower Corp
5.00%, 01/31/2030 3,800 3,859
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,122
5.49%, 03/15/2053
(d)
10,500 10,644
CubeSmart LP
4.00%, 11/15/2025 3,275 3,266
Omega Healthcare Investors Inc
5.20%, 07/01/2030 6,000 6,019
Public Storage Operating Co
4.38%, 07/01/2030 9,250 9,193
5.03%, 04/16/2027 9,550 9,568
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 18,675
1.88%, 07/15/2050
(d)
6,463 6,376
2.33%, 07/15/2052
(d)
2,800 2,638
Welltower OP LLC
4.50%, 07/01/2030
(g)
14,000 13,964
$ 96,361
Semiconductors - 1 .51%
Advanced Micro Devices Inc
4.21%, 09/24/2026 6,300 6,300
4.32%, 03/24/2028 6,300 6,319
Broadcom Inc
4.60%, 07/15/2030 6,500 6,502
5.05%, 07/12/2029 7,400 7,553
Marvell Technology Inc
4.75%, 07/15/2030 6,000 6,003
Micron Technology Inc
6.75%, 11/01/2029 9,100 9,791
Texas Instruments Inc
4.60%, 02/08/2029
(g)
10,000 10,125
$ 52,593
Software - 1 .58%
Oracle Corp
4.20%, 09/27/2029 9,300 9,190
4.80%, 08/03/2028 9,400 9,502
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Roper Technologies Inc
1.00%, 09/15/2025 $ 10,450 $ 10,399
4.50%, 10/15/2029 7,400 7,378
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,842
5.40%, 06/12/2029 7,400 7,609
$ 54,920
Student Loan Asset Backed Securities - 4 .13%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,632 1,563
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
2,144 2,067
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
4,099 3,734
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,697 1,508
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
7,852 6,746
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,500 2,176
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
5,381 4,925
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
3,909 3,942
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
23 22
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
5,100 5,121
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
306 304
Navient
Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
2,017 1,952
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
2,870 2,696
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
1,891 1,763
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
2,064 1,915
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
2,662 2,507
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
2,823 2,569
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
6,250 5,671
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
5,986 5,421
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
8,818 7,872
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
3,810 3,360
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
3,538 3,224
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,095 2,133
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
8,435 8,600
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
12,967 12,183
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
4,504 4,204
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
6,191 5,836
SLM Private Credit Student Loan Trust 2004-A
4.98%, 06/15/2033 157 156
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2006-A
4.87%, 06/15/2039 $ 8,590 $ 8,242
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.78%, 12/15/2039 4,942 4,805
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
5,164 4,662
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
7,916 7,395
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
7,749 7,237
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
6,881 6,803
$ 143,314
Telecommunications - 1 .49%
AT&T Inc
1.70%, 03/25/2026 9,400 9,229
4.70%, 08/15/2030 6,400 6,449
Cisco Systems Inc
4.75%, 02/24/2030 9,400 9,559
4.85%, 02/26/2029 10,000 10,197
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
1,650 1,619
NTT Finance Corp
4.62%, 07/16/2028
(d)
9,300 9,320
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
5,225 5,244
$ 51,617
Transportation - 0 .31%
Ryder System Inc
1.75%, 09/01/2026 11,000 10,676
TOTAL BONDS $ 2,987,190
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10 .61%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.83%, 09/01/2035 $ 11 $ 11
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
6.30%, 02/01/2037 16 16
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.01%
6.41%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
6.46%, 07/01/2034 12 12
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
6.51%, 02/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
6.52%, 12/01/2032 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.69%, 07/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.75%, 01/01/2035 4 4
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
7.18%, 08/01/2034 6 6
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
7.18%, 10/01/2035 $ 31 $ 32
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
$ 82
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 10 .61%
3.25%, 06/30/2029 100,450 98,041
3.88%, 12/31/2029 40,000 39,907
4.00%, 01/15/2027 26,600 26,579
4.50%, 07/15/2026 69,400 69,599
5.00%, 09/30/2025 133,850 133,968
$ 368,094
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 368,188
Total Investments $ 3,514,172
Other Assets and Liabilities -  (1.23)% (42,663)
TOTAL NET ASSETS - 100.00% $ 3,471,509
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,857 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,383,330 or 39.85% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,513 or 0.27% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Short-Term Income Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 171,923 $ 1,076,950 $ 1,092,156 $ 156,717
$ 171,923 $ 1,076,950 $ 1,092,156 $ 156,717
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 3,461 $ — $ — $ —
$ 3,461 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2025 Long 972 $ 105,143 $ 158
Total $ 158
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .26 % Shares Held Value (000's)
Money Market Funds - 1 .26%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
1,247,802 $ 1,247
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
24,893,867 24,894
$ 26,141
TOTAL INVESTMENT COMPANIES $ 26,141
COMMON STOCKS - 98 .77 % Shares Held Value (000's)
Aerospace & Defense - 1 .82%
AAR Corp
(d)
224,900 $ 16,802
Curtiss-Wright Corp 42,400 20,786
$ 37,588
Agriculture - 1 .73%
Darling Ingredients Inc
(d)
403,300 13,059
Vital Farms Inc
(d)
608,200 22,625
$ 35,684
Apparel - 0 .69%
PVH Corp 195,300 14,339
Automobile Parts & Equipment - 0 .70%
Visteon Corp 130,800 14,538
Banks - 10 .31%
Ameris Bancorp 327,800 22,405
First Horizon Corp 919,600 20,057
First Merchants Corp 325,600 12,412
FNB Corp/PA 1,558,296 23,873
Independent Bank Corp/MI 145,100 4,433
National Bank Holdings Corp 206,700 7,660
Pinnacle Financial Partners Inc 203,300 17,868
Popular Inc 315,000 36,093
UMB Financial Corp 303,200 33,349
Webster Financial Corp 185,122 10,672
Wintrust Financial Corp 189,000 24,188
$ 213,010
Biotechnology - 7 .95%
Akero Therapeutics Inc
(d)
180,469 8,816
Axsome Therapeutics Inc
(d)
164,800 16,707
Bicycle Therapeutics PLC ADR
(d)
568,300 4,842
Bridgebio Pharma Inc
(d)
448,000 21,177
Cytokinetics Inc
(d)
426,200 16,042
Denali Therapeutics Inc
(d)
494,000 6,832
Immunocore Holdings PLC ADR
(d)
211,000 6,915
Immunome Inc
(d)
336,675 3,542
Insmed Inc
(d)
564,400 60,549
Iovance Biotherapeutics Inc
(d),(e)
1,493,900 3,839
Structure Therapeutics Inc ADR
(d)
394,000 7,013
Viking Therapeutics Inc
(d)
243,900 7,944
$ 164,218
Building Materials - 4 .69%
Eagle Materials Inc 46,718 10,478
Louisiana-Pacific Corp 116,200 10,506
Modine Manufacturing Co
(d)
296,500 39,897
SPX Technologies Inc
(d)
99,800 18,203
Trex Co Inc
(d)
277,600 17,833
$ 96,917
Commercial Services - 3 .43%
ABM Industries Inc 458,900 21,169
Huron Consulting Group Inc
(d)
135,600 17,910
Remitly Global Inc
(d)
255,300 4,213
Stride Inc
(d)
215,800 27,672
$ 70,964
Computers - 2 .98%
Parsons Corp
(d)
275,800 20,464
SailPoint Inc
(d)
233,100 5,208
Varonis Systems Inc
(d)
644,400 35,977
$ 61,649
Distribution & Wholesale - 1 .36%
WESCO International Inc 135,600 28,064
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 5 .37%
Janus Henderson Group PLC 567,400 $ 24,568
Jefferson Capital Inc
(d)
354,620 5,982
Lazard Inc 582,600 30,284
Marex Group PLC 254,207 9,807
OneMain Holdings Inc 246,500 14,245
Stifel Financial Corp 229,500 26,191
$ 111,077
Electrical Components & Equipment - 0 .77%
EnerSys 172,407 15,925
Electronics - 2 .49%
Advanced Energy Industries Inc 191,800 26,645
TD SYNNEX Corp 171,677 24,788
$ 51,433
Engineering & Construction - 4 .58%
Dycom Industries Inc
(d)
144,500 38,843
MYR Group Inc
(d)
131,600 25,465
Sterling Infrastructure Inc
(d)
113,700 30,425
$ 94,733
Entertainment - 1 .70%
Caesars Entertainment Inc
(d)
320,200 8,543
TKO Group Holdings Inc 158,600 26,646
$ 35,189
Food - 1 .33%
Performance Food Group Co
(d)
273,818 27,491
Gas - 1 .73%
Southwest Gas Holdings Inc 457,700 35,765
Healthcare - Products - 2 .63%
Castle Biosciences Inc
(d)
829,938 12,574
Exact Sciences Corp
(d)
322,400 15,137
Natera Inc
(d)
199,600 26,678
$ 54,389
Healthcare - Services - 3 .00%
Addus HomeCare Corp
(d)
155,600 16,615
LifeStance Health Group Inc
(d)
1,357,300 5,402
Privia Health Group Inc
(d)
969,639 18,928
RadNet Inc
(d)
384,400 21,038
$ 61,983
Home Builders - 1 .43%
Taylor Morrison Home Corp
(d)
496,800 29,450
Insurance - 3 .49%
Abacus Global Management Inc
(d)
319,473 1,728
Axis Capital Holdings Ltd 98,800 9,271
CNO Financial Group Inc 509,866 18,784
Essent Group Ltd 273,500 15,313
Lincoln National Corp 709,300 27,032
$ 72,128
Internet - 0 .00%
Lulu's Fashion Lounge Holdings Inc
(d)
26,043 104
Iron & Steel - 1 .19%
Commercial Metals Co 474,800 24,623
Leisure Products & Services - 1 .69%
Life Time Group Holdings Inc
(d)
958,900 27,540
Lindblad Expeditions Holdings Inc
(d)
613,500 7,331
$ 34,871
Machinery - Diversified - 6 .09%
Chart Industries Inc
(d)
230,900 45,910
Mueller Water Products Inc - Class A 1,085,300 26,872
Regal Rexnord Corp 166,300 25,424
Zurn Elkay Water Solutions Corp 622,600 27,550
$ 125,756
Miscellaneous Manufacturers - 0 .66%
Fabrinet
(d)
41,851 13,548
Oil & Gas - 2 .32%
Chord Energy Corp 138,400 15,270
Civitas Resources Inc 342,800 10,407
Gulfport Energy Corp
(d)
83,300 14,505

Schedule of Investments
SmallCap Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Patterson-UTI Energy Inc 1,303,100 $ 7,701
$ 47,883
Oil & Gas Services - 0 .84%
Helix Energy Solutions Group Inc
(d)
1,685,400 9,994
Schlumberger NV 216,525 7,319
$ 17,313
Packaging & Containers - 1 .00%
Graphic Packaging Holding Co 922,100 20,618
Pharmaceuticals - 1 .82%
AdaptHealth Corp
(d)
750,700 6,734
BellRing Brands Inc
(d)
168,000 9,169
Collegium Pharmaceutical Inc
(d)
551,900 16,480
Dexcom Inc
(d)
64,300 5,193
$ 37,576
Real Estate - 0 .82%
Newmark Group Inc 1,117,000 16,945
REITs - 4 .79%
Agree Realty Corp 430,600 30,874
American Healthcare REIT Inc 337,200 13,029
Cousins Properties Inc 596,400 16,163
First Industrial Realty Trust Inc 424,100 20,662
Ladder Capital Corp 692,100 7,558
Rexford Industrial Realty Inc 291,900 10,663
$ 98,949
Retail - 1 .75%
American Eagle Outfitters Inc
(e)
492,100 5,315
BJ's Wholesale Club Holdings Inc
(d)
222,951 23,610
Caleres Inc 531,300 7,295
$ 36,220
Semiconductors - 2 .61%
Allegro MicroSystems Inc
(d)
598,000 18,783
Entegris Inc 151,040 11,851
SiTime Corp
(d)
115,000 23,328
$ 53,962
Software - 5 .31%
Agilysys Inc
(d)
164,800 18,800
Clearwater Analytics Holdings Inc
(d)
575,800 11,666
JFrog Ltd
(d)
589,600 25,595
Progress Software Corp 271,800 13,068
ServiceTitan Inc
(d)
189,000 22,058
Sophia Genetics SA
(d)
649,300 2,032
Sprout Social Inc
(d)
394,580 6,767
Vertex Inc
(d)
291,300 9,663
$ 109,649
Telecommunications - 1 .56%
Credo Technology Group Holding Ltd
(d)
289,395 32,282
Transportation - 1 .21%
Teekay Tankers Ltd 325,700 13,793
World Kinect Corp 409,900 11,178
$ 24,971
Water - 0 .93%
American States Water Co 262,400 19,310
TOTAL COMMON STOCKS $ 2,041,114
Total Investments $ 2,067,255
Other Assets and Liabilities -  (0.03)% (636)
TOTAL NET ASSETS - 100.00% $ 2,066,619
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,917 or
0.29% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,556 or 0.27% of net assets.

Schedule of Investments
SmallCap Fund
July 31, 2025 (unaudited)

Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 18,986 $ 627,884 $ 621,976 $ 24,894
$ 18,986 $ 627,884 $ 621,976 $ 24,894
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 532 $ — $ — $ —
$ 532 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 3 .34 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .08%
iShares Russell 2000 Growth ETF
(a)
5,500 $ 1,596
Money Market Funds - 3 .26%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(b),(c)
4,694,504 4,695
Principal Government Money Market Fund - Class
R-6 4.22%
(b),(c),(d)
62,625,338 62,625
$ 67,320
TOTAL INVESTMENT COMPANIES $ 68,916
COMMON STOCKS - 97 .78 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
83 $ 1
Stagwell Inc
(e)
6,152 35
TechTarget Inc
(e)
186 2
$ 38
Aerospace & Defense - 6 .00%
AAR Corp
(e)
74,076 5,535
AeroVironment Inc
(e)
102,192 27,351
Amprius Technologies Inc
(e)
4,965 34
Archer Aviation Inc
(e)
29,140 292
Astronics Corp
(e)
1,465 53
Curtiss-Wright Corp 35,934 17,616
Eve Holding Inc
(a),(e)
2,716 18
Intuitive Machines Inc
(e)
336 4
Joby Aviation Inc
(e)
24,667 411
Karman Holdings Inc
(e)
149,162 7,712
Kratos Defense & Security Solutions Inc
(e)
317,754 18,652
Leonardo DRS Inc 207,366 8,626
Loar Holdings Inc
(e)
99,855 7,380
Mercury Systems Inc
(e)
116,927 6,149
Moog Inc 1,505 291
Red Cat Holdings Inc
(a),(e)
3,986 33
Redwire Corp
(a),(e)
1,779 25
StandardAero Inc
(e)
711,795 20,321
Voyager Technologies Inc
(e)
77,925 3,119
$ 123,622
Agriculture - 0 .42%
Ispire Technology Inc
(a),(e)
1,342 4
Turning Point Brands Inc 811 67
Vital Farms Inc
(e)
229,110 8,523
$ 8,594
Airlines - 0 .25%
Allegiant Travel Co
(e)
99,280 5,127
Frontier Group Holdings Inc
(e)
3,059 13
Spirit Aviation Holdings Inc
(e)
62 —
Sun Country Airlines Holdings Inc
(e)
1,538 18
$ 5,158
Apparel - 0 .02%
Ermenegildo Zegna NV 3,287 26
Hanesbrands Inc
(e)
18,776 77
Kontoor Brands Inc 2,384 133
Steven Madden Ltd 331 8
Wolverine World Wide Inc 4,293 97
$ 341
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
1,706 77
REV Group Inc 2,732 135
$ 212
Automobile Parts & Equipment - 0 .07%
Aeva Technologies Inc
(e)
1,621 30
Dorman Products Inc
(e)
1,476 178
Douglas Dynamics Inc 1,032 30
Fox Factory Holding Corp
(e)
588 18
indie Semiconductor Inc
(a),(e)
3,961 16
Luminar Technologies Inc
(e)
1,138 3
Microvast Holdings Inc
(a),(e)
6,755 21
Solid Power Inc
(e)
915 3
Visteon Corp 10,184 1,132
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
XPEL Inc
(e)
1,279 $ 42
$ 1,473
Banks - 1 .98%
Amerant Bancorp Inc 844 16
Arrow Financial Corp 61 2
BancFirst Corp 1,024 127
Bancorp Inc/The
(e)
139,155 8,789
Bank First Corp 80 9
Bank of Hawaii Corp 1,623 100
Bank7 Corp 24 1
Bankwell Financial Group Inc 79 3
Bridgewater Bancshares Inc
(e)
528 8
Cadence Bank 69,025 2,405
California BanCorp
(e)
240 4
Capital Bancorp Inc 138 4
Carter Bankshares Inc
(e)
216 4
Citizens Financial Services Inc
(a)
23 1
City Holding Co 485 59
Coastal Financial Corp/WA
(e)
14,811 1,424
Community Financial System Inc 620 33
Community West Bancshares 163 3
ConnectOne Bancorp Inc 653 15
Customers Bancorp Inc
(e)
140 9
Dime Community Bancshares Inc 385 11
Eagle Bancorp Inc 355 6
Eagle Financial Services Inc 17 1
Esquire Financial Holdings Inc 393 38
Finwise Bancorp
(e)
291 5
First BanCorp/Puerto Rico 4,676 97
First Business Financial Services Inc 33 2
First Community Corp/SC 125 3
First Financial Bankshares Inc 40,025 1,385
First Financial Corp 77 4
First Internet Bancorp 239 5
First Merchants Corp 184 7
First National Corp/VA 31 1
Five Star Bancorp 560 17
Glacier Bancorp Inc 1,229 54
Guaranty Bancshares Inc/TX 60 3
Hanover Bancorp Inc 19 —
Hope Bancorp Inc 316 3
International Bancshares Corp 315 21
Lakeland Financial Corp 758 48
LINKBANCORP Inc 186 1
Live Oak Bancshares Inc 804 25
MainStreet Bancshares Inc 26 —
Meridian Corp 115 2
Metrocity Bankshares Inc 609 17
Metropolitan Bank Holding Corp 122 9
NBT Bancorp Inc 195 8
Nicolet Bankshares Inc 207 27
Northeast Bank 238 24
Northrim BanCorp Inc 163 14
Old National Bancorp/IN 1,982 42
Old Point Financial Corp
(a)
89 4
OP Bancorp 74 1
Orange County Bancorp Inc 149 4
Origin Bancorp Inc 96 3
Pathward Financial Inc 1,257 95
Patriot National Bancorp Inc
(e)
2,351 4
PCB Bancorp 102 2
Peapack-Gladstone Financial Corp 354 9
Peoples Financial Services Corp 67 3
Princeton Bancorp Inc 44 1
Prosperity Bancshares Inc 252,504 16,822
Richmond Mutual BanCorp Inc
(a)
54 1
ServisFirst Bancshares Inc 2,761 217
Shore Bancshares Inc 316 5
SmartFinancial Inc 135 5

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Stock Yards Bancorp Inc 1,325 $ 99
Texas Capital Bancshares Inc
(e)
342 29
Triumph Financial Inc
(e)
526 30
UMB Financial Corp 52,919 5,821
Union Bankshares Inc/Morrisville VT 183 5
Unity Bancorp Inc 185 9
USCB Financial Holdings Inc 221 4
Valley National Bancorp 6,350 59
WesBanco Inc 91,172 2,747
West BanCorp Inc 160 3
$ 40,878
Beverages - 0 .53%
BRC Inc
(e)
3,318 6
Celsius Holdings Inc
(e)
237,214 10,755
National Beverage Corp
(e)
1,265 58
Vita Coco Co Inc/The
(e)
2,132 75
Westrock Coffee Co
(a),(e)
1,929 13
Zevia PBC
(e)
1,689 5
$ 10,912
Biotechnology - 6 .82%
89bio Inc
(e)
405,378 3,851
Aardvark Therapeutics Inc
(a),(e)
226 3
Abeona Therapeutics Inc
(e)
2,214 14
Absci Corp
(a),(e)
4,901 14
ACADIA Pharmaceuticals Inc
(e)
124,527 2,967
ADC Therapeutics SA
(a),(e)
3,876 11
ADMA Biologics Inc
(e)
12,378 231
Akero Therapeutics Inc
(e)
173,410 8,471
Aldeyra Therapeutics Inc
(e)
2,364 12
Alpha Teknova Inc
(a),(e)
724 3
Altimmune Inc
(e)
4,116 15
Amicus Therapeutics Inc
(e)
14,871 89
AnaptysBio Inc
(e)
1,025 25
Anavex Life Sciences Corp
(a),(e)
4,452 50
ANI Pharmaceuticals Inc
(e)
972 62
Apogee Therapeutics Inc
(e)
95,516 3,655
Arbutus Biopharma Corp
(e)
7,615 25
Arcellx Inc
(e)
1,957 140
Arcturus Therapeutics Holdings Inc
(e)
583 7
Arcus Biosciences Inc
(e)
2,697 25
Arcutis Biotherapeutics Inc
(e)
5,708 83
Ardelyx Inc
(e)
12,593 53
ArriVent Biopharma Inc
(a),(e)
1,214 24
Arrowhead Pharmaceuticals Inc
(e)
6,432 102
ARS Pharmaceuticals Inc
(a),(e)
259,238 4,583
Atlantic International Corp
(e)
429 1
Aura Biosciences Inc
(a),(e)
649 4
Aurinia Pharmaceuticals Inc
(e)
6,278 58
Avidity Biosciences Inc
(e)
5,605 206
Axsome Therapeutics Inc
(e)
28,369 2,876
Beam Therapeutics Inc
(e)
5,095 100
Benitec Biopharma Inc
(a),(e)
775 8
Bicara Therapeutics Inc
(a),(e)
145 2
BioCryst Pharmaceuticals Inc
(e)
11,182 91
Biohaven Ltd
(e)
200,145 3,023
Blueprint Medicines Corp - Contingent Value
Rights
(e),(f)
65,056 —
Bridgebio Pharma Inc
(e)
314,268 14,856
Bright Minds Biosciences Inc
(e)
246 8
Candel Therapeutics Inc
(a),(e)
1,914 12
Capricor Therapeutics Inc
(a),(e)
2,059 17
Cardiff Oncology Inc
(a),(e)
1,561 4
Cartesian Therapeutics Inc
(a),(e)
84 1
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Celcuity Inc
(a),(e)
51,823 2,029
CG oncology Inc
(e)
154,708 4,129
Chinook Therapeutics Inc - Contingent Value
Rights
(e),(f)
1,785 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cogent Biosciences Inc
(e)
412,787 $ 4,714
Compass Therapeutics Inc
(e)
2,924 9
Crinetics Pharmaceuticals Inc
(e)
4,818 138
Cytokinetics Inc
(e)
195,398 7,354
Day One Biopharmaceuticals Inc
(e)
259 2
Denali Therapeutics Inc
(e)
209,947 2,903
DiaMedica Therapeutics Inc
(e)
1,583 7
Dianthus Therapeutics Inc
(a),(e)
150,256 3,106
Disc Medicine Inc
(e)
1,318 79
Dynavax Technologies Corp
(e)
5,611 62
Dyne Therapeutics Inc
(e)
1,699 17
Edgewise Therapeutics Inc
(e)
3,884 55
Eledon Pharmaceuticals Inc
(e)
260 1
Esperion Therapeutics Inc
(a),(e)
4,048 6
Evolus Inc
(e)
2,847 25
Forafric Global PLC
(a),(e)
341 3
Geron Corp
(e)
32,350 37
Gossamer Bio Inc
(e)
10,075 21
Greenwich Lifesciences Inc
(a),(e)
326 4
Halozyme Therapeutics Inc
(e)
73,451 4,405
Humacyte Inc
(a),(e)
1,568 4
ImmunityBio Inc
(a),(e)
10,106 25
Immunome Inc
(a),(e)
3,923 41
Immunovant Inc
(e)
3,635 58
Inmune Bio Inc
(a),(e)
1,207 3
Innoviva Inc
(e)
2,938 53
Insmed Inc
(e)
72,350 7,762
Janux Therapeutics Inc
(e)
662 16
Krystal Biotech Inc
(e)
1,325 204
Kymera Therapeutics Inc
(e)
2,484 109
Legend Biotech Corp ADR
(e)
106,078 4,144
LENZ Therapeutics Inc
(e)
934 28
Ligand Pharmaceuticals Inc
(e)
125 16
Liquidia Corp
(e)
3,416 64
MeiraGTx Holdings plc
(e)
1,657 13
Metsera Inc
(a),(e)
90,718 2,993
Mind Medicine MindMed Inc
(e)
1,259 11
Mineralys Therapeutics Inc
(e)
2,074 29
Monopar Therapeutics Inc
(e)
218 9
MoonLake Immunotherapeutics
(e)
74,819 3,774
Nektar Therapeutics
(e)
57,194 1,240
NeoGenomics Inc
(e)
736 4
Newamsterdam Pharma Co NV
(e)
167,574 3,655
Niagen Bioscience Inc
(e)
2,776 26
Novavax Inc
(a),(e)
6,572 44
Nuvalent Inc
(e)
2,297 180
Nuvation Bio Inc
(a),(e)
1,408 3
Omeros Corp
(a),(e)
2,678 10
Oncternal Therapeutics Inc - Contingent Value
Rights
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
3,630 17
Palvella Therapeutics Inc
(e)
343 13
Phathom Pharmaceuticals Inc
(e)
607 5
Praxis Precision Medicines Inc
(e)
77 4
Precigen Inc
(a),(e)
7,502 13
Protalix BioTherapeutics Inc
(a),(e)
4,176 6
Prothena Corp PLC
(e)
257 2
PTC Therapeutics Inc
(e)
3,376 176
Rapport Therapeutics Inc
(a),(e)
122,415 1,758
Recursion Pharmaceuticals Inc
(a),(e)
18,137 108
Rezolute Inc
(e)
3,072 18
Rigel Pharmaceuticals Inc
(e)
925 19
Rocket Pharmaceuticals Inc
(e)
910 3
Sana Biotechnology Inc
(e)
804 3
Savara Inc
(e)
925,483 2,397
Scholar Rock Holding Corp
(e)
3,972 147
Soleno Therapeutics Inc
(e)
149,325 12,912
Stoke Therapeutics Inc
(a),(e)
2,175 28
Syndax Pharmaceuticals Inc
(e)
4,272 42

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Tarsus Pharmaceuticals Inc
(e)
2,055 $ 80
Taysha Gene Therapies Inc
(e)
8,833 24
Tectonic Therapeutic Inc
(a),(e)
133 3
Tevogen Bio Holdings Inc
(e)
1,666 2
TG Therapeutics Inc
(e)
7,747 275
Theravance Biopharma Inc
(e)
1,611 18
Tobira Therapeutics Inc - Contingent Value
Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
465,296 7,189
TriSalus Life Sciences Inc
(e)
265 1
Tvardi Therapeutics Inc
(a),(e)
29 1
Ultragenyx Pharmaceutical Inc
(e)
93,762 2,562
UroGen Pharma Ltd
(e)
1,651 31
Vera Therapeutics Inc
(e)
2,737 57
Veracyte Inc
(e)
4,174 98
Verastem Inc
(e)
1,524 9
Vericel Corp
(e)
2,677 94
Viridian Therapeutics Inc
(a),(e)
215,438 3,774
WaVe Life Sciences Ltd
(e)
701,868 5,685
Xenon Pharmaceuticals Inc
(e)
115,044 3,513
XOMA Royalty Corp
(e)
355 9
Zevra Therapeutics Inc
(e)
2,884 32
Zymeworks Inc
(e)
2,606 33
$ 140,568
Building Materials - 4 .74%
AAON Inc 85,166 7,111
Armstrong World Industries Inc 56,310 10,596
Eagle Materials Inc 19,839 4,450
Griffon Corp 2,097 170
James Hardie Industries PLC
(e)
315,036 8,172
Knife River Corp
(e)
107,531 8,869
LSI Industries Inc 1,068 20
Modine Manufacturing Co
(e)
199,553 26,851
Simpson Manufacturing Co Inc 24,458 4,389
Smith-Midland Corp
(e)
164 6
SPX Technologies Inc
(e)
147,879 26,972
Tecnoglass Inc 1,301 102
Titan America SA
(a)
1,282 18
UFP Industries Inc 168 16
$ 97,742
Chemicals - 0 .81%
Balchem Corp 1,756 268
Cabot Corp 2,711 196
Calumet Inc
(e)
477 7
Chemours Co/The 8,039 96
Codexis Inc
(e)
3,577 9
Element Solutions Inc 370,874 8,753
Hawkins Inc 1,044 170
HB Fuller Co 119,994 6,744
Ingevity Corp
(e)
1,933 81
Innospec Inc 77 6
Oil-Dri Corp of America 403 23
Sensient Technologies Corp 2,261 254
$ 16,607
Coal - 0 .01%
Alpha Metallurgical Resources Inc
(e)
189 22
Core Natural Resources Inc 979 72
Hallador Energy Co
(e)
1,529 27
Ramaco Resources Inc - A Shares 1,885 39
$ 160
Commercial Services - 3 .93%
Acuren Corp
(a),(e)
2,115 23
Adtalem Global Education Inc
(e)
1,969 225
AirSculpt Technologies Inc
(a),(e)
505 3
Alarm.com Holdings Inc
(e)
2,531 138
Alta Equipment Group Inc
(a)
250 2
American Public Education Inc
(e)
861 25
Arlo Technologies Inc
(e)
386,687 6,264
Barrett Business Services Inc 1,314 60
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Bright Horizons Family Solutions Inc
(e)
173,925 $ 19,671
Brink's Co/The 2,316 202
Cadiz Inc
(e)
2,941 9
Carriage Services Inc 743 33
Cass Information Systems Inc 555 22
CBIZ Inc
(e)
2,803 171
Cimpress PLC
(e)
172 10
CompoSecure Inc
(a),(e)
2,087 30
CoreCivic Inc
(e)
875 18
Coursera Inc
(e)
7,379 93
CPI Card Group Inc
(e)
354 7
CRA International Inc 353 62
Distribution Solutions Group Inc
(e)
475 14
Driven Brands Holdings Inc
(e)
3,176 54
Emerald Holding Inc 746 4
European Wax Center Inc
(a),(e)
1,467 7
EVERTEC Inc 3,424 124
First Advantage Corp
(e)
321,034 5,551
Flywire Corp
(e)
5,657 62
Franklin Covey Co
(e)
511 10
FTI Consulting Inc
(e)
46,101 7,669
GEO Group Inc/The
(e)
7,300 189
Hackett Group Inc/The 1,220 29
Healthcare Services Group Inc
(e)
1,746 23
Herc Holdings Inc 1,748 204
Hertz Global Holdings Inc
(e)
6,301 40
HireQuest Inc
(a)
96 1
Huron Consulting Group Inc
(e)
911 120
Information Services Group Inc 898 4
Insperity Inc 1,929 115
John Wiley & Sons Inc 2,057 79
Kforce Inc 793 28
KinderCare Learning Cos Inc
(e)
364,225 3,500
Korn Ferry 1,264 90
Laureate Education Inc
(e)
2,373 54
Legalzoom.com Inc
(e)
5,909 53
Lifecore Biomedical Inc
(e)
1,065 7
Lincoln Educational Services Corp
(e)
1,566 36
Marqeta Inc
(e)
9,388 54
Mercurity Fintech Holding Inc
(a),(e)
144 1
Mister Car Wash Inc
(e)
1,606,123 9,275
National Research Corp 677 8
NIQ Global Intelligence Plc
(e)
271,521 5,007
Payoneer Global Inc
(e)
14,885 98
Performant Healthcare Inc
(e)
2,833 10
Priority Technology Holdings Inc
(e)
1,336 9
Progyny Inc
(e)
3,657 86
Quad/Graphics Inc 1,217 7
RCM Technologies Inc
(e)
295 7
Remitly Global Inc
(e)
8,276 137
Rentokil Initial PLC ADR 258,227 6,396
Sezzle Inc
(e)
719 111
Shift4 Payments Inc
(e)
133,469 13,748
SoundThinking Inc
(e)
511 6
Spire Global Inc
(a),(e)
1,543 15
StoneCo Ltd
(e)
12,953 166
Stride Inc
(e)
2,285 293
Transcat Inc
(e)
252 19
TriNet Group Inc 1,601 109
Udemy Inc
(e)
5,177 39
Universal Technical Institute Inc
(e)
2,392 77
Upbound Group Inc 956 20
Verra Mobility Corp
(e)
8,527 215
Willdan Group Inc
(e)
506 43
ZipRecruiter Inc
(e)
3,701 16
$ 81,107

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .13%
Cantaloupe Inc
(e)
2,859 $ 32
CSP Inc 318 3
Diebold Nixdorf Inc
(e)
1,260 71
D-Wave Quantum Inc
(e)
151,342 2,602
Grid Dynamics Holdings Inc
(e)
2,843 27
Insight Enterprises Inc
(e)
505 60
Integral Ad Science Holding Corp
(e)
577 5
Lumentum Holdings Inc
(e)
157,610 17,350
Maximus Inc 3,028 224
Mitek Systems Inc
(e)
482 4
NCR Atleos Corp
(e)
3,901 119
NextNav Inc
(e)
4,693 69
OneSpan Inc 242 4
PAR Technology Corp
(e)
1,249 76
Qualys Inc
(e)
1,954 260
Rapid7 Inc
(e)
3,400 72
Rigetti Computing Inc
(a),(e)
15,118 219
Rimini Street Inc
(e)
607 3
Rubrik Inc
(e)
64,962 6,168
Tenable Holdings Inc
(e)
137,197 4,295
Unisys Corp
(e)
2,844 12
V2X Inc
(e)
73 3
Varonis Systems Inc
(e)
217,142 12,123
Vuzix Corp
(a),(e)
3,235 6
WNS Holdings Ltd
(e)
2,164 162
$ 43,969
Consumer Products - 0 .01%
WD-40 Co 727 156
Cosmetics & Personal Care - 0 .01%
Beauty Health Co/The
(e)
5,190 8
Honest Co Inc/The
(e)
2,501 12
Interparfums Inc 972 117
Prestige Consumer Healthcare Inc
(e)
482 36
Solesence Inc
(e)
1,007 3
$ 176
Distribution & Wholesale - 1 .09%
Global Industrial Co 749 25
OPENLANE Inc
(e)
316,745 7,805
Rush Enterprises Inc - Class A 1,792 97
Rush Enterprises Inc - Class B 266 14
SiteOne Landscape Supply Inc
(e)
47,820 6,591
ThredUp Inc
(e)
4,848 40
VSE Corp 51,059 7,993
$ 22,565
Diversified Financial Services - 3 .23%
Acadian Asset Management Inc 1,467 61
Artisan Partners Asset Management Inc 1,823 82
Atlanticus Holdings Corp
(e)
34 2
Bakkt Holdings Inc
(e)
77 1
BGC Group Inc 19,150 178
Brookfield Business Corp 449 14
Burford Capital Ltd 6,503 84
Cohen & Steers Inc 1,351 99
Columbia Financial Inc
(e)
125 2
Dave Inc
(e)
495 117
Diamond Hill Investment Group Inc 23 3
Enova International Inc
(e)
1,308 137
Federal Agricultural Mortgage Corp 453 78
First Western Financial Inc
(e)
198 4
GBank Financial Holdings Inc
(e)
43,342 1,627
GCM Grosvenor Inc 2,100 25
Houlihan Lokey Inc 67,666 12,901
International Money Express Inc
(e)
1,503 13
LendingTree Inc
(e)
81,903 3,823
Marex Group PLC 163,201 6,296
Moelis & Co 117,772 8,261
NerdWallet Inc
(e)
2,196 23
OppFi Inc
(a)
1,298 14
Pagseguro Digital Ltd 5,863 46
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Paysign Inc
(e)
1,945 $ 14
Perella Weinberg Partners 171,033 3,411
Piper Sandler Cos 36,838 11,616
PJT Partners Inc 1,229 220
Regional Management Corp 81 3
Resolute Holdings Management Inc
(a),(e)
88 4
Siebert Financial Corp
(e)
104 —
StepStone Group Inc 141,548 8,402
Stifel Financial Corp 72,355 8,257
StoneX Group Inc
(e)
2,417 235
Upstart Holdings Inc
(e)
4,506 368
Victory Capital Holdings Inc 2,367 163
Vroom Inc
(e)
9 —
WisdomTree Inc 6,420 85
$ 66,669
Electric - 0 .01%
Genie Energy Ltd 152 3
MGE Energy Inc 1,029 87
Oklo Inc
(e)
1,285 99
Otter Tail Corp 142 11
$ 200
Electrical Components & Equipment - 1 .46%
American Superconductor Corp
(e)
114,119 6,488
Belden Inc 2,118 262
Energizer Holdings Inc 2,764 62
EnerSys 119 11
Generac Holdings Inc
(e)
19,136 3,726
Graham Corp
(e)
539 31
Insteel Industries Inc 530 19
Littelfuse Inc 26,553 6,833
nLight Inc
(e)
168 3
Novanta Inc
(e)
35,413 4,356
Powell Industries Inc 510 121
Universal Display Corp 56,712 8,189
$ 30,101
Electronics - 2 .39%
Advanced Energy Industries Inc 2,016 280
Allient Inc 61 2
Applied Optoelectronics Inc
(a),(e)
148,078 3,387
Atmus Filtration Technologies Inc 4,022 157
Badger Meter Inc 1,587 300
CTS Corp 227 9
Enovix Corp
(a),(e)
8,795 118
ESCO Technologies Inc 26,097 5,055
Evolv Technologies Holdings Inc
(e)
205,589 1,347
Itron Inc
(e)
1,178 147
Knowles Corp
(e)
354 7
Kopin Corp
(e)
8,439 15
KULR Technology Group Inc
(a),(e)
1,766 10
Mesa Laboratories Inc 282 22
MicroVision Inc
(a),(e)
8,302 9
Mirion Technologies Inc
(e)
789,845 17,654
M-Tron Industries Inc
(e)
147 6
Napco Security Technologies Inc 103,482 3,159
Neonode Inc
(a),(e)
494 10
NEXTracker Inc
(e)
6,074 354
NVE Corp 259 16
OSI Systems Inc
(e)
857 189
Plexus Corp
(e)
1,336 170
Sanmina Corp
(e)
1,252 145
SKYX Platforms Corp
(e)
3,275 3
TTM Technologies Inc
(e)
237,820 11,237
Turtle Beach Corp
(e)
608 9
Vicor Corp
(e)
1,232 55
Woodward Inc 20,913 5,376
$ 49,248

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .01%
Array Technologies Inc
(e)
1,760 $ 11
ASP Isotopes Inc
(e)
3,021 27
Complete Solaria Inc
(a),(e)
1,002 2
Eos Energy Enterprises Inc
(e)
11,880 68
Fluence Energy Inc
(a),(e)
3,274 27
Montauk Renewables Inc
(e)
1,021 2
OPAL Fuels Inc
(e)
1,312 3
REX American Resources Corp
(e)
213 11
Shoals Technologies Group Inc
(e)
1,446 8
Verde Clean Fuels Inc
(e)
442 1
$ 160
Engineering & Construction - 2 .82%
908 Devices Inc
(a),(e)
1,256 8
Arcosa Inc 728 63
Bowman Consulting Group Ltd
(e)
13,909 482
Centuri Holdings Inc
(e)
892 19
Concrete Pumping Holdings Inc 89 1
Construction Partners Inc
(e)
114,474 11,545
Dycom Industries Inc
(e)
1,499 403
Energy Services of America Corp 708 8
Everus Construction Group Inc
(e)
136,555 10,141
Exponent Inc 2,719 187
Fluor Corp
(e)
219,070 12,437
Frontdoor Inc
(e)
3,981 233
Granite Construction Inc 2,016 190
IES Holdings Inc
(e)
483 171
Latham Group Inc
(e)
293,015 1,986
Limbach Holdings Inc
(e)
567 78
MYR Group Inc
(e)
824 159
Orion Group Holdings Inc
(e)
421 3
Primoris Services Corp 131,937 12,424
Sterling Infrastructure Inc
(e)
20,405 5,460
TopBuild Corp
(e)
5,884 2,180
TSS Inc/MD
(a),(e)
957 26
$ 58,204
Entertainment - 1 .05%
Accel Entertainment Inc
(e)
2,875 37
Atlanta Braves Holdings Inc - A shares
(a),(e)
346 16
Atlanta Braves Holdings Inc - C shares
(e)
2,453 109
Bally's Corp
(a),(e)
393 4
Cinemark Holdings Inc 5,682 153
IMAX Corp
(e)
28,437 733
Madison Square Garden Entertainment Corp
(e)
2,103 80
Monarch Casino & Resort Inc 689 71
Pursuit Attractions and Hospitality Inc
(e)
94 3
RCI Hospitality Holdings Inc 271 10
Red Rock Resorts Inc 1,423 87
Reservoir Media Inc
(e)
178 1
Rush Street Interactive Inc
(e)
990,349 19,966
Six Flags Entertainment Corp
(e)
4,082 122
Super Group SGHC Ltd 8,502 91
United Parks & Resorts Inc
(e)
1,363 65
$ 21,548
Environmental Control - 2 .19%
Casella Waste Systems Inc
(e)
199,163 21,655
CECO Environmental Corp
(e)
1,544 69
Energy Recovery Inc
(e)
2,834 38
Perma-Fix Environmental Services Inc
(a),(e)
191 2
PureCycle Technologies Inc
(a),(e)
6,928 93
Waste Connections Inc 124,941 23,323
$ 45,180
Food - 0 .56%
Beyond Meat Inc
(a),(e)
440 1
Calavo Growers Inc 804 21
Cal-Maine Foods Inc 2,456 273
Chefs' Warehouse Inc/The
(e)
140,575 9,638
J & J Snack Foods Corp 830 94
John B Sanfilippo & Son Inc 249 16
Lifeway Foods Inc
(e)
308 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Mama's Creations Inc
(e)
1,920 $ 16
Marzetti Company/The 1,074 191
Nathan's Famous Inc 128 12
Natural Grocers by Vitamin Cottage Inc 663 25
Simply Good Foods Co/The
(e)
3,207 98
SunOpta Inc
(e)
5,103 30
Tootsie Roll Industries Inc
(a)
923 35
Utz Brands Inc 72,163 940
WK Kellogg Co
(a)
3,057 70
$ 11,468
Forest Products & Paper - 0 .00%
Sylvamo Corp 477 22
Gas - 0 .00%
Chesapeake Utilities Corp 412 49
RGC Resources Inc 33 1
$ 50
Hand & Machine Tools - 0 .40%
Cadre Holdings Inc
(a)
1,506 50
Enerpac Tool Group Corp 2,883 111
Franklin Electric Co Inc 2,136 201
MSA Safety Inc 44,653 7,942
$ 8,304
Healthcare - Products - 6 .40%
10X Genomics Inc
(e)
1,457 20
Accuray Inc
(e)
5,763 8
Adaptive Biotechnologies Corp
(e)
7,972 82
Alphatec Holdings Inc
(e)
378,990 4,009
AngioDynamics Inc
(e)
460 4
Anteris Technologies Global Corp
(e)
1,151 4
Artivion Inc
(e)
1,640 51
AtriCure Inc
(e)
248,513 8,723
Avita Medical Inc
(a),(e)
1,591 8
Axogen Inc
(e)
2,328 30
Beta Bionics Inc
(e)
613 10
BioLife Solutions Inc
(e)
2,011 43
Bio-Techne Corp 210,284 11,509
Bioventus Inc
(e)
2,602 17
Bruker Corp 310,553 11,935
Butterfly Network Inc
(e)
10,214 17
CareDx Inc
(e)
2,897 36
Caris Life Sciences Inc
(e)
142,999 4,015
Ceribell Inc
(e)
29,337 423
Cerus Corp
(e)
9,879 13
ClearPoint Neuro Inc
(a),(e)
1,465 15
CVRx Inc
(e)
963 8
Delcath Systems Inc
(e)
1,594 17
Electromed Inc
(e)
414 8
Embecta Corp 428 4
Establishment Labs Holdings Inc
(a),(e)
266,010 11,160
Glaukos Corp
(e)
91,613 7,887
Guardant Health Inc
(e)
155,868 6,387
Haemonetics Corp
(e)
2,695 200
ICU Medical Inc
(e)
970 125
Integer Holdings Corp
(e)
38,472 4,175
iRadimed Corp 418 24
iRhythm Technologies Inc
(e)
1,705 239
Kestra Medical Technologies Ltd
(a),(e)
284,775 4,698
KORU Medical Systems Inc
(e)
2,272 8
Lantheus Holdings Inc
(e)
3,610 257
LeMaitre Vascular Inc 1,115 91
LENSAR Inc
(e)
564 7
LivaNova PLC
(e)
112,311 4,738
Lucid Diagnostics Inc
(e)
2,113 2
Masimo Corp
(e)
44,585 6,857
Merit Medical Systems Inc
(e)
72,526 6,155
MiMedx Group Inc
(e)
6,309 45
Myomo Inc
(e)
1,742 3
NeuroPace Inc
(e)
1,288 11
Novocure Ltd
(e)
5,416 63

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
OmniAb Inc
(e)
998 $ 2
OmniAb Inc
(e)
95 —
OmniAb Inc
(e)
95 —
OrthoPediatrics Corp
(e)
201,637 4,178
PROCEPT BioRobotics Corp
(e)
152,566 7,401
Pulmonx Corp
(e)
2,288 4
Pulse Biosciences Inc
(a),(e)
1,003 15
Quanterix Corp
(e)
252 1
QuidelOrtho Corp
(e)
1,550 36
Repligen Corp
(e)
60,365 7,067
RxSight Inc
(e)
2,108 16
Sanara Medtech Inc
(e)
163 4
SANUWAVE Health Inc
(e)
375 14
Semler Scientific Inc
(a),(e)
99 4
SI-BONE Inc
(e)
363,352 6,188
STAAR Surgical Co
(a),(e)
2,280 41
Stereotaxis Inc
(e)
3,215 7
Surmodics Inc
(e)
727 26
Tandem Diabetes Care Inc
(e)
129,305 2,014
TransMedics Group Inc
(e)
89,644 10,665
Treace Medical Concepts Inc
(e)
2,553 14
Twist Bioscience Corp
(e)
3,144 106
UFP Technologies Inc
(e)
402 91
$ 132,035
Healthcare - Services - 2 .78%
Addus HomeCare Corp
(e)
470 50
agilon health Inc
(e)
16,449 29
Ardent Health Inc
(e)
116 1
Astrana Health Inc
(e)
2,166 52
Aveanna Healthcare Holdings Inc
(e)
2,097 8
BrightSpring Health Services Inc
(e)
373,714 7,717
Brookdale Senior Living Inc
(e)
10,856 84
Clover Health Investments Corp
(e)
21,550 62
Community Health Systems Inc
(e)
4,676 12
Concentra Group Holdings Parent Inc 5,861 117
CorVel Corp
(e)
1,556 138
Encompass Health Corp 123,632 13,613
Ensign Group Inc/The 3,004 451
GeneDx Holdings Corp
(e)
48,291 4,923
Ginkgo Bioworks Holdings Inc
(a),(e)
177 2
HealthEquity Inc
(e)
194,635 18,880
Innovage Holding Corp
(e)
481 2
Joint Corp/The
(e)
808 9
LifeStance Health Group Inc
(e)
614,859 2,448
Nano-X Imaging Ltd
(a),(e)
819 4
Neuronetics Inc
(a),(e)
1,935 8
Oncology Institute Inc/The
(e)
3,157 12
Oscar Health Inc
(a),(e)
9,780 137
PACS Group Inc
(e)
2,176 24
Pennant Group Inc/The
(e)
1,793 40
Privia Health Group Inc
(e)
6,135 120
RadNet Inc
(e)
153,048 8,376
SBC Medical Group Holdings Inc
(e)
25 —
Sonida Senior Living Inc
(e)
186 5
Teladoc Health Inc
(e)
1,809 13
US Physical Therapy Inc 489 36
Viemed Healthcare Inc
(e)
1,865 11
$ 57,384
Home Builders - 0 .39%
Cavco Industries Inc
(e)
408 165
Champion Homes Inc
(e)
123,611 7,528
Dream Finders Homes Inc
(e)
387 10
Green Brick Partners Inc
(e)
578 36
Installed Building Products Inc 1,253 253
LCI Industries 140 13
$ 8,005
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .65%
Arhaus Inc
(e)
405,709 $ 3,554
Daktronics Inc
(e)
432 7
Lovesac Co/The
(e)
454 8
SharkNinja Inc
(e)
84,854 9,852
Sonos Inc
(e)
5,754 62
$ 13,483
Insurance - 1 .94%
American Coastal Insurance Corp 774 8
AMERISAFE Inc 514 23
Ategrity Specialty Holdings LLC
(e)
89,299 1,784
Baldwin Insurance Group Inc/The
(e)
174,306 6,422
Bowhead Specialty Holdings Inc
(e)
53,378 1,735
Crawford & Co 874 8
F&G Annuities & Life Inc 87 3
Goosehead Insurance Inc 1,009 92
HCI Group Inc 458 64
Heritage Insurance Holdings Inc
(e)
909 19
Hippo Holdings Inc
(e)
516 13
Investors Title Co 19 4
Kestrel Group Ltd
(e)
95 3
Kingstone Cos Inc 557 9
Kingsway Financial Services Inc
(e)
971 14
Lemonade Inc
(e)
2,957 111
Palomar Holdings Inc
(e)
128,671 17,048
Root Inc/OH
(e)
569 69
Selective Insurance Group Inc 2,868 224
Selectquote Inc
(e)
5,270 9
SiriusPoint Ltd
(e)
571 11
Skyward Specialty Insurance Group Inc
(e)
150,626 7,619
Tiptree Inc 361 7
Trupanion Inc
(e)
1,969 93
TWFG Inc
(e)
146,722 4,529
Universal Insurance Holdings Inc 312 7
$ 39,928
Internet - 1 .23%
Arena Group Holdings Inc/The
(e)
690 4
AudioEye Inc
(e)
479 6
Backblaze Inc
(e)
3,023 15
BARK Inc
(e)
3,951 3
Bumble Inc
(e)
439 3
Cargurus Inc
(e)
4,386 144
Cogent Communications Holdings Inc 235,015 10,714
Couchbase Inc
(e)
2,283 55
Crexendo Inc
(e)
775 4
Entravision Communications Corp 835 2
EverQuote Inc
(e)
138,812 3,414
Figs Inc
(e)
4,714 31
fuboTV Inc
(e)
17,829 71
Gambling.com Group Ltd
(e)
882 9
Grindr Inc
(e)
1,767 31
Groupon Inc
(e)
1,320 41
HealthStream Inc 554 15
Hims & Hers Health Inc
(e)
10,197 675
LifeMD Inc
(e)
1,384 14
Liquidity Services Inc
(e)
1,227 29
Magnite Inc
(e)
7,470 172
MediaAlpha Inc
(e)
1,763 18
Nerdy Inc
(e)
3,093 5
OptimizeRx Corp
(e)
926 12
Q2 Holdings Inc
(e)
117,195 9,516
QuinStreet Inc
(e)
2,892 47
RealReal Inc/The
(e)
1,460 8
Revolve Group Inc
(e)
2,150 45
Rumble Inc
(a),(e)
987 8
Serve Robotics Inc
(a),(e)
2,212 23
Sprinklr Inc
(e)
5,873 53
Stitch Fix Inc
(e)
536 3
Travelzoo
(e)
340 3
TripAdvisor Inc
(e)
2,975 52

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Tucows Inc
(e)
73 $ 1
Upwork Inc
(e)
6,636 79
Vivid Seats Inc
(e)
2,283 4
Yelp Inc
(e)
3,293 113
$ 25,442
Investment Companies - 0 .25%
Bitdeer Technologies Group
(a),(e)
4,784 62
Core Scientific Inc
(e)
12,263 166
FTAI Infrastructure Inc 5,207 33
MARA Holdings Inc
(a),(e)
130,120 2,092
Terawulf Inc
(e)
13,442 69
Trinity Capital Inc 179,519 2,691
$ 5,113
Iron & Steel - 0 .53%
ATI Inc
(e)
69,716 5,364
Carpenter Technology Corp 22,239 5,546
$ 10,910
Leisure Products & Services - 0 .47%
Acushnet Holdings Corp 1,507 120
Global Business Travel Group I
(e)
4,471 29
Life Time Group Holdings Inc
(e)
162,411 4,664
Lindblad Expeditions Holdings Inc
(e)
1,995 24
Livewire Group Inc
(a),(e)
1,966 7
Marine Products Corp 325 3
OneSpaWorld Holdings Ltd 217,410 4,809
Peloton Interactive Inc
(e)
6,927 50
Sabre Corp
(e)
5,375 16
Xponential Fitness Inc
(e)
1,523 16
$ 9,738
Lodging - 0 .01%
Hilton Grand Vacations Inc
(e)
3,259 146
Machinery - Construction & Mining - 0 .53%
Argan Inc 4,279 1,049
Bloom Energy Corp
(a),(e)
91,632 3,426
BWX Technologies Inc 39,463 5,996
Lightbridge Corp
(a),(e)
1,004 13
NANO Nuclear Energy Inc
(a),(e)
1,327 47
NuScale Power Corp
(a),(e)
6,763 339
$ 10,870
Machinery - Diversified - 2 .66%
Aebi Schmidt Holding AG
(e)
159 2
Alamo Group Inc 169 38
Albany International Corp 491 27
Applied Industrial Technologies Inc 40,680 11,045
Cactus Inc 72,799 3,080
Chart Industries Inc
(e)
26,621 5,293
CSW Industrials Inc 871 226
DXP Enterprises Inc/TX
(e)
695 79
Esab Corp 67,009 8,990
Gorman-Rupp Co/The 1,104 45
IDEX Corp 26,508 4,334
Kadant Inc 17,771 5,914
Lindsay Corp 582 79
Mueller Water Products Inc - Class A 226,212 5,601
Power Solutions International Inc
(e)
330 31
Pro-Dex Inc
(a),(e)
114 6
Richtech Robotics Inc
(a),(e)
4,143 8
Thermon Group Holdings Inc
(e)
247 7
Watts Water Technologies Inc 1,469 385
Zurn Elkay Water Solutions Corp 218,774 9,680
$ 54,870
Media - 0 .00%
Altice USA Inc
(e)
2,359 6
CuriosityStream Inc 1,760 8
Gannett Co Inc
(e)
6,759 26
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Thryv Holdings Inc
(e)
1,953 26
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Value Line Inc 60 $ 2
$ 68
Metal Fabrication & Hardware - 0 .79%
AZZ Inc 1,588 174
Janus International Group Inc
(e)
2,673 23
Mayville Engineering Co Inc
(e)
74 1
Omega Flex Inc
(a)
214 7
Standex International Corp 516 85
Valmont Industries Inc 43,826 15,950
Worthington Enterprises Inc 524 32
Xometry Inc
(e)
2,307 75
$ 16,347
Mining - 0 .05%
American Battery Technology Co
(e)
2,564 6
Centrus Energy Corp
(e)
613 132
Century Aluminum Co
(e)
2,777 59
Coeur Mining Inc
(e)
17,112 149
Compass Minerals International Inc
(e)
1,394 28
Constellium SE
(e)
2,791 38
Contango ORE Inc
(a),(e)
457 8
Critical Metals Corp
(e)
643 2
Dakota Gold Corp
(e)
4,579 16
Energy Fuels Inc/Canada
(a),(e)
2,955 27
Hecla Mining Co 7,583 44
Idaho Strategic Resources Inc
(a),(e)
672 11
Ivanhoe Electric Inc / US
(e)
3,906 37
Kaiser Aluminum Corp 449 35
Lifezone Metals Ltd
(e)
1,663 7
NioCorp Developments Ltd
(e)
3,103 9
Novagold Resources Inc
(e)
12,385 64
Perpetua Resources Corp
(e)
2,444 37
Piedmont Lithium Inc
(a),(e)
1,154 8
United States Antimony Corp
(e)
5,173 16
United States Lime & Minerals Inc 579 58
Uranium Energy Corp
(e)
22,751 197
US Gold Corp
(a),(e)
660 7
US Goldmining Inc
(e)
115 1
Vox Royalty Corp 2,403 8
$ 1,004
Miscellaneous Manufacturers - 2 .32%
Byrna Technologies Inc
(e)
950 21
Enpro Inc 98,770 20,980
Fabrinet
(e)
49,403 15,994
Federal Signal Corp 3,214 407
ITT Inc 59,762 10,157
JBT Marel Corp 1,347 186
Materion Corp 215 23
Myers Industries Inc 281 4
Park Aerospace Corp 513 9
Sight Sciences Inc
(e)
2,210 7
Sturm Ruger & Co Inc 299 10
Trinity Industries Inc 2,034 47
$ 47,845
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 3,588 41
Office Furnishings - 0 .00%
CompX International Inc 74 2
HNI Corp 1,414 73
Interface Inc 409 8
$ 83
Oil & Gas - 0 .41%
Comstock Resources Inc
(e)
2,739 49
CVR Energy Inc 1,637 44
Delek US Holdings Inc 3,237 72
Empire Petroleum Corp
(e)
743 3
Epsilon Energy Ltd 115 1
Evolution Petroleum Corp 1,646 8
Gulfport Energy Corp
(e)
13,394 2,333

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Infinity Natural Resources Inc
(e)
81,439 $ 1,215
Kolibri Global Energy Inc
(e)
529 3
Magnolia Oil & Gas Corp 1,978 47
NextNRG Inc
(e)
307 —
Par Pacific Holdings Inc
(e)
801 25
Permian Resources Corp 31,074 440
PrimeEnergy Resources Corp
(e)
6 1
Riley Exploration Permian Inc 128 3
Sable Offshore Corp
(a),(e)
135,643 4,161
Seadrill Ltd
(e)
1,210 35
VAALCO Energy Inc 653 2
$ 8,442
Oil & Gas Services - 1 .61%
Archrock Inc 8,828 206
Aris Water Solutions Inc 1,634 35
Atlas Energy Solutions Inc 2,962 39
DMC Global Inc
(e)
336 3
Flotek Industries Inc
(e)
277 3
Flowco Holdings Inc 51,612 965
Helix Energy Solutions Group Inc
(e)
1,814 11
Kodiak Gas Services Inc 2,870 93
Matrix Service Co
(e)
328 5
National Energy Services Reunited Corp
(a),(e)
459 3
Natural Gas Services Group Inc 144 4
Oceaneering International Inc
(e)
637,285 13,829
Schlumberger NV 323,117 10,921
Select Water Solutions Inc 334 3
Solaris Energy Infrastructure Inc
(a)
157,702 5,152
TechnipFMC PLC 50,648 1,842
Tidewater Inc
(e)
2,561 128
$ 33,242
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 1,907 7
Karat Packaging Inc 366 10
O-I Glass Inc
(e)
1,998 26
$ 43
Pharmaceuticals - 3 .12%
Actuate Therapeutics Inc
(a),(e)
418 3
Akebia Therapeutics Inc
(e)
1,728 6
Alector Inc
(e)
635 1
Alkermes PLC
(e)
6,489 172
Amneal Pharmaceuticals Inc
(e)
6,967 54
Amphastar Pharmaceuticals Inc
(e)
139 3
Amylyx Pharmaceuticals Inc
(e)
2,854 23
Aquestive Therapeutics Inc
(e)
1,742 7
Arvinas Inc
(e)
475 4
Ascendis Pharma A/S ADR
(e)
22,481 3,900
aTyr Pharma Inc
(e)
4,319 20
Avadel Pharmaceuticals PLC
(e)
4,809 51
BellRing Brands Inc
(e)
141,543 7,725
Biote Corp
(e)
620 2
Catalyst Pharmaceuticals Inc
(e)
6,175 132
Coherus Oncology Inc
(e)
2,523 2
Collegium Pharmaceutical Inc
(e)
213,469 6,375
Corcept Therapeutics Inc
(e)
53,708 3,608
CorMedix Inc
(e)
3,422 40
Corvus Pharmaceuticals Inc
(a),(e)
2,802 12
Enliven Therapeutics Inc
(e)
1,709 32
Eton Pharmaceuticals Inc
(e)
1,353 19
Fennec Pharmaceuticals Inc
(e)
449 4
FitLife Brands Inc
(e)
277 3
Foghorn Therapeutics Inc
(e)
1,354 7
Fulcrum Therapeutics Inc
(e)
300 2
Guardian Pharmacy Services Inc
(e)
682 14
Gyre Therapeutics Inc
(a),(e)
814 6
Harmony Biosciences Holdings Inc
(e)
2,320 82
Harrow Inc
(a),(e)
1,669 53
Herbalife Ltd
(e)
3,986 37
Heron Therapeutics Inc
(e)
901 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Indivior PLC
(e)
5,502 $ 111
Inhibikase Therapeutics Inc
(e)
370 1
Ironwood Pharmaceuticals Inc
(e)
8,816 7
Journey Medical Corp
(e)
650 5
KalVista Pharmaceuticals Inc
(e)
288,667 3,934
Lifevantage Corp 634 8
Madrigal Pharmaceuticals Inc
(e)
12,608 3,814
MannKind Corp
(e)
16,174 61
Maze Therapeutics Inc
(a),(e)
76 1
MediWound Ltd
(e)
430 8
Merus NV
(e)
71,576 4,741
Mirum Pharmaceuticals Inc
(e)
90,521 4,678
Nature's Sunshine Products Inc
(e)
217 3
Neurocrine Biosciences Inc
(e)
73,802 9,464
Nuvectis Pharma Inc
(a),(e)
771 5
Ocular Therapeutix Inc
(e)
7,504 87
Option Care Health Inc
(e)
8,799 258
ORIC Pharmaceuticals Inc
(e)
763 8
Pacira BioSciences Inc
(e)
240 5
Phibro Animal Health Corp 1,074 28
Protagonist Therapeutics Inc
(e)
3,098 167
Rhythm Pharmaceuticals Inc
(e)
68,327 5,823
scPharmaceuticals Inc
(a),(e)
1,832 9
SELLAS Life Sciences Group Inc
(a),(e)
5,108 8
SIGA Technologies Inc 1,745 12
Sionna Therapeutics Inc
(a),(e)
660 11
Spyre Therapeutics Inc
(e)
135,204 2,294
Supernus Pharmaceuticals Inc
(e)
243 9
Trevi Therapeutics Inc
(a),(e)
514,181 3,808
TuHURA Biosciences Inc
(e)
1,374 3
Vaxcyte Inc
(e)
71,612 2,431
Xeris Biopharma Holdings Inc
(e)
7,997 41
Y-mAbs Therapeutics Inc
(e)
1,971 9
$ 64,253
Pipelines - 0 .09%
Excelerate Energy Inc 67,902 1,743
Kinetik Holdings Inc 1,690 73
NextDecade Corp
(e)
7,137 81
$ 1,897
Private Equity - 0 .00%
P10 Inc 2,893 35
Patria Investments Ltd 3,199 45
$ 80
Real Estate - 0 .28%
Compass Inc
(e)
24,363 194
eXp World Holdings Inc
(a)
4,174 45
FirstService Corp 26,807 5,287
Maui Land & Pineapple Co Inc
(e)
386 7
McGrath RentCorp 996 124
Real Brokerage Inc/The
(a),(e)
5,648 22
Sky Harbour Group Corp
(a),(e)
1,140 11
St Joe Co/The 2,019 102
$ 5,792
REITs - 0 .60%
ACRES Commercial Realty Corp
(e)
56 1
Alexander's Inc 119 30
American Healthcare REIT Inc 2,999 116
Angel Oak Mortgage REIT Inc 350 3
Apartment Investment and Management Co 4,069 34
Apollo Commercial Real Estate Finance Inc 3,676 35
CareTrust REIT Inc 978 31
CBL & Associates Properties Inc 722 20
Clipper Realty Inc 258 1
DiamondRock Hospitality Co 6,435 50
EastGroup Properties Inc 45,183 7,376
Gladstone Commercial Corp 458 6
National Health Investors Inc 559 39
NETSTREIT Corp 1,064 19
NexPoint Residential Trust Inc 380 12

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Outfront Media Inc 7,436 $ 130
Phillips Edison & Co Inc 1,199 41
PotlatchDeltic Corp 226 9
Ryman Hospitality Properties Inc 43,561 4,141
Saul Centers Inc 587 19
Strawberry Fields REIT Inc 350 4
Sunstone Hotel Investors Inc 826 7
Tanger Inc 5,391 162
Two Harbors Investment Corp 2,854 28
UMH Properties Inc 4,158 68
Universal Health Realty Income Trust 580 22
Xenia Hotels & Resorts Inc 814 10
$ 12,414
Retail - 6 .36%
Abercrombie & Fitch Co
(e)
2,521 242
Arko Corp 500 2
BJ's Restaurants Inc
(e)
124,752 4,420
Bloomin' Brands Inc 2,792 25
Boot Barn Holdings Inc
(e)
88,402 15,197
Brinker International Inc
(e)
2,368 373
Buckle Inc/The 1,562 77
Build-A-Bear Workshop Inc 651 33
Camping World Holdings Inc 3,206 44
Casey's General Stores Inc 29,219 15,198
Cava Group Inc
(e)
95,090 8,369
Cheesecake Factory Inc/The
(a)
2,458 157
Cracker Barrel Old Country Store Inc 334 21
Dave & Buster's Entertainment Inc
(e)
1,438 42
Denny's Corp
(e)
292 1
Dine Brands Global Inc 166 4
Dutch Bros Inc
(e)
149,106 8,838
Envela Corp
(a),(e)
473 3
EVgo Inc
(a),(e)
1,147 4
First Watch Restaurant Group Inc
(e)
284,533 4,919
FirstCash Holdings Inc 2,119 282
Five Below Inc
(e)
19,695 2,689
Freshpet Inc
(e)
87,442 5,974
Genesco Inc
(e)
47 1
GMS Inc
(e)
913 100
Group 1 Automotive Inc 294 121
Jack in the Box Inc
(a)
828 16
Krispy Kreme Inc
(a)
684 2
Kura Sushi USA Inc
(e)
324 28
MarineMax Inc
(e)
71 2
National Vision Holdings Inc
(e)
360,066 8,735
Ollie's Bargain Outlet Holdings Inc
(e)
147,374 20,136
Papa John's International Inc 169 7
Patrick Industries Inc
(a)
1,738 169
Petco Health & Wellness Co Inc
(e)
434 1
Portillo's Inc
(a),(e)
931,991 9,283
Potbelly Corp
(e)
1,283 15
PriceSmart Inc 1,364 147
RH
(a),(e)
28,820 5,926
Savers Value Village Inc
(e)
1,164 12
Shake Shack Inc
(e)
2,079 250
Sonic Automotive Inc 286 21
Sweetgreen Inc
(e)
5,519 71
Texas Roadhouse Inc 43,760 8,101
Tile Shop Holdings Inc
(e)
738 5
Urban Outfitters Inc
(e)
1,182 89
Victoria's Secret & Co
(e)
1,048 20
Warby Parker Inc
(e)
5,237 125
Wingstop Inc 29,031 10,955
$ 131,252
Savings & Loans - 0 .52%
Axos Financial Inc
(e)
122,625 10,589
Banc of California Inc 537 8
Greene County Bancorp Inc 252 6
Hingham Institution For Savings The
(a)
4 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Northfield Bancorp Inc 327 $ 3
Provident Financial Services Inc 1,119 20
Southern Missouri Bancorp Inc 57 3
$ 10,630
Semiconductors - 5 .97%
Aehr Test Systems
(a),(e)
1,207 20
Aeluma Inc
(e)
85 2
Allegro MicroSystems Inc
(e)
263,200 8,267
Ambarella Inc
(e)
2,178 144
Ambiq Micro Inc
(e)
56,385 2,472
Arteris Inc
(e)
187 2
Atomera Inc
(a),(e)
1,753 9
Axcelis Technologies Inc
(e)
130 9
CEVA Inc
(e)
1,126 24
Entegris Inc 120,904 9,486
FormFactor Inc
(e)
107,803 3,063
Impinj Inc
(e)
36,449 5,635
Kulicke & Soffa Industries Inc 99,331 3,254
Lattice Semiconductor Corp
(e)
184,080 9,172
MACOM Technology Solutions Holdings Inc
(e)
111,718 15,321
MaxLinear Inc
(e)
565 9
Navitas Semiconductor Corp
(a),(e)
1,201 9
Onto Innovation Inc
(e)
28,928 2,741
Ouster Inc
(e)
2,700 63
Power Integrations Inc 102,608 4,978
Rambus Inc
(e)
172,973 12,788
Semtech Corp
(e)
293,817 15,014
Silicon Laboratories Inc
(e)
1,725 227
SiTime Corp
(e)
136,777 27,745
SkyWater Technology Inc
(a),(e)
294,015 2,632
Synaptics Inc
(e)
184 12
Ultra Clean Holdings Inc
(e)
166 4
$ 123,102
Software - 11 .63%
Accelerant Holdings
(e)
181,635 5,002
ACI Worldwide Inc
(e)
5,625 239
ACV Auctions Inc
(e)
590,016 8,384
Adeia Inc 5,076 66
Agilysys Inc
(e)
79,094 9,023
Airship AI Holdings Inc
(a),(e)
845 4
Alignment Healthcare Inc
(e)
6,806 94
Alkami Technology Inc
(e)
399,809 8,912
Amplitude Inc
(e)
549,861 6,725
Appfolio Inc
(e)
25,683 6,867
Appian Corp
(e)
2,108 58
Asana Inc
(e)
4,973 73
AvePoint Inc
(e)
7,095 135
AvidXchange Holdings Inc
(e)
9,084 90
Bandwidth Inc
(e)
380 5
BigBear.ai Holdings Inc
(a),(e)
3,603 23
Blackbaud Inc
(e)
1,632 110
BlackLine Inc
(e)
2,804 151
Blend Labs Inc
(e)
11,202 37
Box Inc
(e)
5,828 187
Braze Inc
(e)
264,427 7,369
C3.ai Inc
(e)
6,458 152
CCC Intelligent Solutions Holdings Inc
(e)
2,377,059 22,986
Cerence Inc
(e)
817 7
Claritev Corp
(a),(e)
425 17
Clear Secure Inc
(a)
4,460 131
Clearwater Analytics Holdings Inc
(e)
873,949 17,706
Climb Global Solutions Inc 211 25
Commerce.com Inc
(e)
3,496 17
Commvault Systems Inc
(e)
38,848 7,380
CoreCard Corp
(e)
300 9
CS Disco Inc
(e)
1,012 4
CSG Systems International Inc 1,312 82
Daily Journal Corp
(e)
52 21
Digimarc Corp
(a),(e)
837 10

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Digital Turbine Inc
(e)
3,525 $ 19
DigitalOcean Holdings Inc
(e)
3,445 96
Domo Inc
(e)
1,584 26
Donnelley Financial Solutions Inc
(e)
1,026 54
Dynatrace Inc
(e)
356,194 18,739
eGain Corp
(e)
674 4
EverCommerce Inc
(a),(e)
787 9
Evolent Health Inc
(e)
2,026 20
Expensify Inc
(e)
1,718 4
Five9 Inc
(e)
4,070 105
Freshworks Inc
(e)
10,893 142
Genius Sports Ltd
(e)
11,827 133
Gitlab Inc
(e)
98,730 4,325
Golden Matrix Group Inc
(e)
1,027 2
Guidewire Software Inc
(e)
31,691 7,169
I3 Verticals Inc
(e)
120 3
IBEX Holdings Ltd
(e)
553 16
Ibotta Inc
(e)
681 25
Innodata Inc
(a),(e)
1,602 88
Inspired Entertainment Inc
(e)
1,337 12
Intapp Inc
(e)
199,979 8,009
IonQ Inc
(a),(e)
118,073 4,707
Jamf Holding Corp
(e)
3,589 29
JFrog Ltd
(e)
240,500 10,440
Kaltura Inc
(e)
4,358 8
Klaviyo Inc
(e)
300,189 9,336
Life360 Inc
(e)
41,648 3,190
LiveRamp Holdings Inc
(e)
3,443 113
Meridianlink Inc
(e)
1,688 27
Monday.com Ltd
(e)
30,146 7,907
Nutex Health Inc
(e)
182 15
Olo Inc
(e)
3,603 38
Omada Health Inc
(e)
61,925 1,085
Onestream Inc
(e)
596,762 14,233
Outset Medical Inc
(a),(e)
413 7
Pagaya Technologies Ltd
(e)
2,230 67
PagerDuty Inc
(e)
4,512 73
PDF Solutions Inc
(e)
245,378 5,455
Phreesia Inc
(e)
265,357 7,154
Planet Labs PBC
(e)
11,436 72
Playtika Holding Corp 703 3
Porch Group Inc
(e)
3,457 44
Progress Software Corp 2,275 109
PROS Holdings Inc
(e)
227,501 3,570
Quantum Computing Inc
(a),(e)
6,147 91
Rackspace Technology Inc
(e)
1,508 2
Red Violet Inc 617 27
ReposiTrak Inc
(a)
602 10
Rezolve AI PLC
(a),(e)
4,864 14
Sapiens International Corp NV 1,646 45
Schrodinger Inc/United States
(e)
2,993 61
SEMrush Holdings Inc
(e)
2,442 22
ServiceTitan Inc
(e)
60,871 7,104
Simulations Plus Inc
(e)
894 12
SoundHound AI Inc
(a),(e)
19,573 202
Sprout Social Inc
(e)
43,138 740
SPS Commerce Inc
(e)
2,037 222
Synchronoss Technologies Inc
(e)
577 4
Take-Two Interactive Software Inc
(e)
41,853 9,322
Talkspace Inc
(e)
6,594 16
TruBridge Inc
(e)
535 11
Vertex Inc
(e)
119,413 3,961
Viant Technology Inc
(e)
839 12
Vimeo Inc
(e)
3,525 13
VTEX
(e)
3,071 18
Waystar Holding Corp
(e)
237,627 8,787
Weave Communications Inc
(e)
3,102 23
WM Technology Inc
(e)
4,674 4
Workiva Inc
(e)
2,681 171
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Yext Inc
(e)
5,543 $ 45
Zeta Global Holdings Corp
(e)
10,049 157
Zspace Inc
(e)
154 1
$ 239,880
Telecommunications - 2 .68%
A10 Networks Inc 3,335 61
ADTRAN Holdings Inc
(e)
3,959 37
Anterix Inc
(e)
721 16
Applied Digital Corp
(a),(e)
7,167 94
BK Technologies Corp
(e)
163 6
BlackSky Technology Inc
(e)
1,479 28
Calix Inc
(e)
3,155 179
Clearfield Inc
(e)
274 12
CommScope Holding Co Inc
(e)
7,014 57
Credo Technology Group Holding Ltd
(e)
354,705 39,568
DigitalBridge Group Inc 390,534 4,194
Extreme Networks Inc
(e)
7,042 124
Frequency Electronics Inc 352 9
Globalstar Inc
(e)
2,665 63
Gogo Inc
(e)
3,647 58
Harmonic Inc
(e)
1,511 13
IDT Corp - Class B 656 39
Inseego Corp
(e)
165 1
InterDigital Inc 39,680 10,246
Lumen Technologies Inc
(e)
45,083 201
Ooma Inc
(e)
1,426 16
Preformed Line Products Co 13 2
Satellogic Inc
(a),(e)
2,905 10
Viavi Solutions Inc
(e)
11,832 119
$ 55,153
Transportation - 0 .55%
Costamare Bulkers Holdings Ltd
(e)
51 1
Covenant Logistics Group Inc 188 5
CryoPort Inc
(e)
580 4
FLEX LNG Ltd 282 7
Forward Air Corp
(e)
451 14
Kirby Corp
(e)
85,060 8,107
Proficient Auto Logistics Inc
(a),(e)
63,427 438
RXO Inc
(e)
162,350 2,508
Saia Inc
(e)
900 272
Werner Enterprises Inc 501 14
World Kinect Corp 369 10
$ 11,380
Trucking & Leasing - 0 .00%
GATX Corp 145 22
Willis Lease Finance Corp 24 4
$ 26
Water - 0 .01%
American States Water Co 1,351 99
Consolidated Water Co Ltd 272 8
Global Water Resources Inc 701 7
Middlesex Water Co 147 7
York Water Co/The 122 4
$ 125
TOTAL COMMON STOCKS $ 2,016,455
Total Investments $ 2,085,371
Other Assets and Liabilities -  (1.12)% (23,020)
TOTAL NET ASSETS - 100.00% $ 2,062,351
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,324 or 1.08% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,185 or
1.12% of net assets.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2025 (unaudited)

(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 82,817 $ 1,048,907 $ 1,069,099 $ 62,625
$ 82,817 $ 1,048,907 $ 1,069,099 $ 62,625
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 1,576 $ — $ — $ —
$ 1,576 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2025 Long 11 $ 1,221 $ (27)
Total $ (27)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 1 .93 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Core S&P Small-Cap ETF 14,744 $ 1,626
Money Market Funds - 1 .80%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(a),(b)
2,040,170 2,040
Principal Government Money Market Fund - Class
R-6 4.22%
(a),(b),(c)
20,902,509 20,903
$ 22,943
TOTAL INVESTMENT COMPANIES $ 24,569
COMMON STOCKS - 98 .89 % Shares Held Value (000's)
Advertising - 0 .01%
TechTarget Inc
(d)
25,619 $ 185
Aerospace & Defense - 1 .56%
AAR Corp
(d)
33,466 2,500
Kratos Defense & Security Solutions Inc
(d)
156,928 9,212
Mercury Systems Inc
(d)
47,925 2,520
Moog Inc 26,696 5,168
National Presto Industries Inc 4,856 468
$ 19,868
Agriculture - 0 .28%
Andersons Inc/The 30,428 1,093
Fresh Del Monte Produce Inc 31,655 1,190
Universal Corp/VA 23,320 1,270
$ 3,553
Airlines - 0 .54%
Allegiant Travel Co
(d)
13,654 705
JetBlue Airways Corp
(d)
287,539 1,277
SkyWest Inc
(d)
38,184 4,428
Sun Country Airlines Holdings Inc
(d)
37,151 430
$ 6,840
Apparel - 0 .68%
Carter's Inc 34,384 833
Hanesbrands Inc
(d)
333,687 1,365
Kontoor Brands Inc 47,183 2,626
Oxford Industries Inc 13,194 504
Steven Madden Ltd 68,529 1,645
Wolverine World Wide Inc 76,471 1,727
$ 8,700
Automobile Parts & Equipment - 1 .61%
Adient PLC
(d)
79,276 1,700
American Axle & Manufacturing Holdings Inc
(d)
111,658 497
BorgWarner Inc 207,323 7,630
Dana Inc 122,389 1,948
Dorman Products Inc
(d)
25,623 3,091
Fox Factory Holding Corp
(d)
39,358 1,195
Gentherm Inc
(d)
29,119 933
Phinia Inc 37,560 1,904
Standard Motor Products Inc 19,702 598
Titan International Inc
(d)
45,682 386
XPEL Inc
(d)
21,405 700
$ 20,582
Banks - 7 .64%
Ameris Bancorp 60,883 4,161
Atlantic Union Bankshares Corp 134,429 4,261
BancFirst Corp 18,820 2,343
Bancorp Inc/The
(d)
44,074 2,784
Bank of Hawaii Corp 37,492 2,320
BankUnited Inc 70,967 2,588
Banner Corp 32,628 2,025
Cathay General Bancorp 66,155 2,992
Central Pacific Financial Corp 25,454 679
City Holding Co 13,667 1,669
Community Financial System Inc 49,868 2,628
Customers Bancorp Inc
(d)
27,718 1,767
CVB Financial Corp 122,228 2,284
Dime Community Bancshares Inc 37,211 1,031
Eagle Bancorp Inc 28,663 461
FB Financial Corp 38,159 1,861
First BanCorp/Puerto Rico 151,402 3,154
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Bancorp/Southern Pines NC 39,082 $ 1,958
First Commonwealth Financial Corp 98,698 1,630
First Financial Bancorp 90,333 2,190
First Hawaiian Inc 118,626 2,877
Fulton Financial Corp 171,538 3,079
Hanmi Financial Corp 28,263 645
Heritage Financial Corp/WA 32,180 725
Hilltop Holdings Inc 42,981 1,272
Hope Bancorp Inc 119,622 1,195
Independent Bank Corp 45,789 2,910
Lakeland Financial Corp 24,114 1,528
National Bank Holdings Corp 35,944 1,332
NBT Bancorp Inc 49,369 2,043
OFG Bancorp 42,379 1,806
Park National Corp 13,750 2,226
Pathward Financial Inc 22,229 1,681
Preferred Bank/Los Angeles CA 10,905 990
Renasant Corp 86,959 3,186
S&T Bancorp Inc 36,166 1,325
Seacoast Banking Corp of Florida 80,230 2,262
ServisFirst Bancshares Inc 47,409 3,729
Simmons First National Corp 134,119 2,571
Southside Bancshares Inc 26,798 789
Stellar Bancorp Inc 43,226 1,276
Tompkins Financial Corp 11,848 766
Triumph Financial Inc
(d)
20,957 1,189
TrustCo Bank Corp NY 17,946 602
Trustmark Corp 57,066 2,126
United Community Banks Inc/GA 114,643 3,497
Veritex Holdings Inc 51,210 1,624
Walker & Dunlop Inc 30,461 2,285
Westamerica BanCorp 24,704 1,183
$ 97,505
Beverages - 0 .11%
MGP Ingredients Inc 12,846 363
National Beverage Corp
(d)
22,084 1,012
$ 1,375
Biotechnology - 2 .34%
ACADIA Pharmaceuticals Inc
(d)
116,860 2,785
ADMA Biologics Inc
(d)
225,264 4,212
ANI Pharmaceuticals Inc
(d)
16,054 1,017
Arcus Biosciences Inc
(d)
63,942 584
Arrowhead Pharmaceuticals Inc
(d)
118,581 1,874
Certara Inc
(d)
104,094 1,024
Cytek Biosciences Inc
(d)
96,805 349
Dynavax Technologies Corp
(d)
105,374 1,157
Innoviva Inc
(d)
52,124 947
Krystal Biotech Inc
(d)
23,997 3,692
Ligand Pharmaceuticals Inc
(d)
18,205 2,395
Myriad Genetics Inc
(d)
86,976 334
NeoGenomics Inc
(d)
121,433 588
TG Therapeutics Inc
(d)
127,957 4,542
Veracyte Inc
(d)
73,789 1,735
Vericel Corp
(d)
47,502 1,660
Vir Biotechnology Inc
(d)
87,393 443
Xencor Inc
(d)
67,154 559
$ 29,897
Building Materials - 2 .24%
American Woodmark Corp
(d)
13,998 736
Apogee Enterprises Inc 20,356 855
Armstrong World Industries Inc 40,978 7,711
Boise Cascade Co 35,508 2,976
Gibraltar Industries Inc
(d)
27,826 1,837
Griffon Corp 36,830 2,993
Hayward Holdings Inc
(d)
134,695 2,072
Masterbrand Inc
(d)
119,587 1,319
SPX Technologies Inc
(d)
44,071 8,038
$ 28,537

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3 .24%
AdvanSix Inc 25,299 $ 509
Balchem Corp 30,777 4,693
Celanese Corp 103,234 5,392
Chemours Co/The 141,228 1,692
Element Solutions Inc 210,515 4,968
FMC Corp 117,861 4,601
Hawkins Inc 17,862 2,916
HB Fuller Co 51,135 2,874
Ingevity Corp
(d)
34,407 1,438
Innospec Inc 23,552 1,882
Koppers Holdings Inc 18,881 620
Minerals Technologies Inc 29,942 1,741
Quaker Chemical Corp 12,847 1,470
Rogers Corp
(d)
15,907 1,043
Sensient Technologies Corp 40,063 4,499
Stepan Co 20,025 1,017
$ 41,355
Coal - 0 .76%
Alpha Metallurgical Resources Inc
(d)
10,345 1,222
Core Natural Resources Inc 47,205 3,484
Peabody Energy Corp 114,738 1,853
SunCoke Energy Inc 79,874 590
Warrior Met Coal Inc 49,593 2,548
$ 9,697
Commercial Services - 4 .37%
ABM Industries Inc 58,719 2,709
Adtalem Global Education Inc
(d)
33,902 3,874
Alarm.com Holdings Inc
(d)
46,935 2,564
AMN Healthcare Services Inc
(d)
36,124 663
Arlo Technologies Inc
(d)
97,566 1,581
CoreCivic Inc
(d)
103,000 2,064
Deluxe Corp 42,215 680
EVERTEC Inc 60,024 2,170
GEO Group Inc/The
(d)
130,751 3,389
Healthcare Services Group Inc
(d)
68,805 895
Heidrick & Struggles International Inc 19,457 867
Hertz Global Holdings Inc
(d)
116,743 748
John Wiley & Sons Inc 38,548 1,488
Korn Ferry 48,731 3,454
Matthews International Corp 29,258 687
Mister Car Wash Inc
(d)
88,885 513
Monro Inc 28,258 398
Payoneer Global Inc
(d)
245,710 1,614
Perdoceo Education Corp 58,126 1,673
PROG Holdings Inc 38,077 1,212
Progyny Inc
(d)
70,366 1,654
Robert Half Inc 94,741 3,497
Strategic Education Inc 22,569 1,673
Stride Inc
(d)
40,500 5,193
Upbound Group Inc 48,561 1,002
Verra Mobility Corp
(d)
150,434 3,800
Vestis Corp 108,182 656
WillScot Holdings Corp 172,100 5,051
$ 55,769
Computers - 1 .62%
Amentum Holdings Inc
(d)
142,347 3,554
Corsair Gaming Inc
(d)
42,935 389
DXC Technology Co
(d)
171,039 2,328
Grid Dynamics Holdings Inc
(d)
59,035 560
Insight Enterprises Inc
(d)
25,908 3,072
NCR Atleos Corp
(d)
69,309 2,121
NCR Voyix Corp
(d)
129,980 1,770
NetScout Systems Inc
(d)
67,305 1,442
Sandisk Corp/DE
(d)
127,503 5,473
$ 20,709
Consumer Products - 0 .47%
Central Garden & Pet Co
(d)
7,968 311
Central Garden & Pet Co - A Shares
(d)
46,603 1,655
Helen of Troy Ltd
(d)
21,647 476
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
Quanex Building Products Corp 44,326 $ 864
WD-40 Co 12,781 2,740
$ 6,046
Cosmetics & Personal Care - 0 .52%
Edgewell Personal Care Co 44,377 1,120
Interparfums Inc 16,975 2,047
Prestige Consumer Healthcare Inc
(d)
46,628 3,448
$ 6,615
Distribution & Wholesale - 0 .87%
G-III Apparel Group Ltd
(d)
35,949 848
OPENLANE Inc
(d)
101,325 2,497
Resideo Technologies Inc
(d)
140,125 3,825
Rush Enterprises Inc - Class A 57,743 3,126
ScanSource Inc
(d)
19,615 762
$ 11,058
Diversified Financial Services - 5 .36%
Acadian Asset Management Inc 25,332 1,059
Air Lease Corp 98,071 5,433
Artisan Partners Asset Management Inc 66,454 3,007
BGC Group Inc 357,352 3,313
Bread Financial Holdings Inc 43,924 2,693
Cohen & Steers Inc 25,494 1,875
Enact Holdings Inc 26,904 935
Encore Capital Group Inc
(d)
22,032 813
Enova International Inc
(d)
23,937 2,503
EZCORP Inc
(d)
49,107 703
Moelis & Co 69,997 4,910
Mr Cooper Group Inc
(d)
60,375 9,402
Navient Corp 68,719 889
Piper Sandler Cos 15,505 4,889
PJT Partners Inc 23,052 4,118
PRA Group Inc
(d)
37,421 569
Radian Group Inc 126,755 4,133
StepStone Group Inc 62,265 3,696
StoneX Group Inc
(d)
41,079 3,994
Victory Capital Holdings Inc 44,409 3,060
Virtu Financial Inc 76,200 3,363
Virtus Investment Partners Inc 6,131 1,185
WisdomTree Inc 109,343 1,451
World Acceptance Corp
(d)
2,945 463
$ 68,456
Electric - 1 .03%
Avista Corp 76,017 2,835
Clearway Energy Inc - Class A 32,660 1,005
Clearway Energy Inc - Class C 78,559 2,563
MGE Energy Inc 34,478 2,929
Otter Tail Corp 39,540 3,052
Unitil Corp 15,334 791
$ 13,175
Electrical Components & Equipment - 0 .33%
Energizer Holdings Inc 61,989 1,396
Insteel Industries Inc 18,315 661
Powell Industries Inc 8,882 2,106
$ 4,163
Electronics - 4 .08%
Advanced Energy Industries Inc 35,530 4,936
Badger Meter Inc 27,791 5,246
Benchmark Electronics Inc 34,058 1,311
Brady Corp 41,307 2,915
CTS Corp 28,160 1,104
ESCO Technologies Inc 24,367 4,720
Itron Inc
(d)
43,016 5,357
Knowles Corp
(d)
82,068 1,667
Mesa Laboratories Inc 5,127 392
OSI Systems Inc
(d)
14,733 3,256
Plexus Corp
(d)
25,562 3,259
Ralliant Corp 106,890 4,887
Sanmina Corp
(d)
50,449 5,854

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
TTM Technologies Inc
(d)
95,896 $ 4,531
Vicor Corp
(d)
21,791 968
Vishay Intertechnology Inc 106,006 1,738
$ 52,141
Energy - Alternate Sources - 0 .34%
REX American Resources Corp
(d)
13,797 721
SolarEdge Technologies Inc
(d)
55,712 1,430
Sunrun Inc
(d)
215,595 2,212
$ 4,363
Engineering & Construction - 2 .70%
Arcosa Inc 46,062 3,956
Dycom Industries Inc
(d)
27,156 7,300
Everus Construction Group Inc
(d)
48,122 3,574
Frontdoor Inc
(d)
69,434 4,062
Granite Construction Inc 41,271 3,899
MYR Group Inc
(d)
14,648 2,834
NV5 Global Inc
(d)
49,553 1,112
Sterling Infrastructure Inc
(d)
28,698 7,679
$ 34,416
Entertainment - 1 .04%
Cinemark Holdings Inc 95,251 2,559
Golden Entertainment Inc 18,708 526
Madison Square Garden Sports Corp
(d)
15,814 3,196
Monarch Casino & Resort Inc 12,022 1,238
Penn Entertainment Inc
(d)
137,288 2,479
Pursuit Attractions and Hospitality Inc
(d)
20,262 613
Six Flags Entertainment Corp
(d)
88,719 2,658
$ 13,269
Environmental Control - 0 .05%
Enviri Corp
(d)
75,954 684
Food - 1 .45%
B&G Foods Inc 75,295 309
Cal-Maine Foods Inc 40,724 4,526
Chefs' Warehouse Inc/The
(d)
33,397 2,290
Grocery Outlet Holding Corp
(d)
92,503 1,218
J & J Snack Foods Corp 14,687 1,658
John B Sanfilippo & Son Inc 8,643 547
Simply Good Foods Co/The
(d)
86,739 2,642
SpartanNash Co 31,936 848
Tootsie Roll Industries Inc 15,775 598
TreeHouse Foods Inc
(d)
42,884 824
United Natural Foods Inc
(d)
57,108 1,578
WK Kellogg Co
(e)
62,674 1,445
$ 18,483
Forest Products & Paper - 0 .12%
Sylvamo Corp 32,277 1,487
Gas - 0 .59%
Chesapeake Utilities Corp 22,011 2,639
MDU Resources Group Inc 192,802 3,326
Northwest Natural Holding Co 38,035 1,518
$ 7,483
Hand & Machine Tools - 0 .57%
Enerpac Tool Group Corp 51,033 1,965
Franklin Electric Co Inc 37,002 3,477
Kennametal Inc 71,933 1,781
$ 7,223
Healthcare - Products - 3 .52%
Artivion Inc
(d)
36,263 1,121
Avanos Medical Inc
(d)
43,634 487
Azenta Inc
(d)
43,196 1,412
BioLife Solutions Inc
(d)
35,003 744
CONMED Corp 29,193 1,493
Embecta Corp 55,145 560
Enovis Corp
(d)
53,899 1,444
Glaukos Corp
(d)
53,917 4,642
ICU Medical Inc
(d)
23,223 2,982
Inspire Medical Systems Inc
(d)
27,831 3,466
Integer Holdings Corp
(d)
32,924 3,573
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Integra LifeSciences Holdings Corp
(d)
63,061 $ 829
LeMaitre Vascular Inc 19,401 1,576
Merit Medical Systems Inc
(d)
55,765 4,732
Neogen Corp
(d)
186,361 867
OmniAb Inc
(d)
7,689 —
OmniAb Inc
(d)
7,689 —
Omnicell Inc
(d)
44,200 1,371
QuidelOrtho Corp
(d)
62,533 1,440
STAAR Surgical Co
(d)
46,716 837
Tandem Diabetes Care Inc
(d)
62,848 979
Teleflex Inc 41,697 4,983
TransMedics Group Inc
(d)
31,925 3,798
UFP Technologies Inc
(d)
6,908 1,564
$ 44,900
Healthcare - Services - 1 .38%
Addus HomeCare Corp
(d)
17,131 1,829
Astrana Health Inc
(d)
39,167 934
Concentra Group Holdings Parent Inc 102,799 2,053
CorVel Corp
(d)
25,684 2,276
Fortrea Holdings Inc
(d)
85,393 490
National HealthCare Corp 11,679 1,122
Pediatrix Medical Group Inc
(d)
79,458 973
Privia Health Group Inc
(d)
98,934 1,931
RadNet Inc
(d)
63,844 3,494
Select Medical Holdings Corp 98,243 1,453
US Physical Therapy Inc 14,335 1,049
$ 17,604
Home Builders - 2 .24%
Cavco Industries Inc
(d)
7,561 3,052
Century Communities Inc 25,365 1,428
Champion Homes Inc
(d)
49,720 3,028
Dream Finders Homes Inc
(d)
27,044 685
Green Brick Partners Inc
(d)
28,599 1,771
Installed Building Products Inc 21,501 4,350
LCI Industries 23,815 2,262
LGI Homes Inc
(d)
19,435 1,035
M/I Homes Inc
(d)
25,274 3,038
Meritage Homes Corp 67,777 4,564
Tri Pointe Homes Inc
(d)
85,555 2,635
Winnebago Industries Inc 26,444 786
$ 28,634
Home Furnishings - 0 .34%
Ethan Allen Interiors Inc 21,355 636
Leggett & Platt Inc 127,519 1,218
MillerKnoll Inc 63,925 1,213
Sonos Inc
(d)
113,311 1,225
$ 4,292
Housewares - 0 .17%
Newell Brands Inc 394,133 2,211
Insurance - 3 .21%
AMERISAFE Inc 17,962 804
Assured Guaranty Ltd 43,524 3,681
Employers Holdings Inc 22,685 936
Genworth Financial Inc
(d)
391,073 3,074
Goosehead Insurance Inc 23,644 2,150
HCI Group Inc 8,782 1,230
Horace Mann Educators Corp 38,478 1,637
Jackson Financial Inc 67,410 5,902
Lincoln National Corp 161,100 6,140
Mercury General Corp 25,086 1,737
NMI Holdings Inc
(d)
73,716 2,751
Palomar Holdings Inc
(d)
25,233 3,343
ProAssurance Corp
(d)
48,398 1,150
Safety Insurance Group Inc 14,054 989
SiriusPoint Ltd
(d)
86,909 1,704
Stewart Information Services Corp 26,343 1,710
Trupanion Inc
(d)
31,891 1,512
United Fire Group Inc 20,172 536
$ 40,986

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .90%
Angi Inc
(d)
39,846 $ 646
Cargurus Inc
(d)
79,856 2,621
Cars.com Inc
(d)
54,592 703
Cogent Communications Holdings Inc 40,037 1,825
ePlus Inc 24,854 1,610
Etsy Inc
(d)
98,399 5,734
HealthStream Inc 22,754 595
IAC Inc
(d)
61,489 2,416
Liquidity Services Inc
(d)
21,505 513
QuinStreet Inc
(d)
53,738 882
Shutterstock Inc 22,952 440
Sprinklr Inc
(d)
108,314 976
TripAdvisor Inc
(d)
111,428 1,949
Yelp Inc
(d)
60,240 2,074
Ziff Davis Inc
(d)
39,713 1,236
$ 24,220
Investment Companies - 0 .88%
Cleanspark Inc
(d)
262,442 2,984
HA Sustainable Infrastructure Capital Inc 114,108 2,963
MARA Holdings Inc
(d)
332,071 5,340
$ 11,287
Leisure Products & Services - 0 .34%
Acushnet Holdings Corp 24,953 1,987
Sabre Corp
(d)
365,926 1,108
Topgolf Callaway Brands Corp
(d)
133,506 1,235
$ 4,330
Machinery - Construction & Mining - 0 .07%
Astec Industries Inc 21,575 856
Machinery - Diversified - 2 .67%
Alamo Group Inc 9,811 2,184
Albany International Corp 28,497 1,544
Cactus Inc 64,597 2,733
CSW Industrials Inc 15,836 4,109
DXP Enterprises Inc/TX
(d)
11,995 1,359
Gates Industrial Corp PLC
(d)
216,472 5,368
Ichor Holdings Ltd
(d)
32,194 637
Kadant Inc 11,112 3,698
Lindsay Corp 10,253 1,400
Mueller Water Products Inc - Class A 147,837 3,660
Tennant Co 17,602 1,453
Zurn Elkay Water Solutions Corp 133,358 5,901
$ 34,046
Media - 0 .32%
Cable One Inc 4,355 557
Scholastic Corp 22,203 548
TEGNA Inc 151,656 2,533
Thryv Holdings Inc
(d)
38,793 510
$ 4,148
Metal Fabrication & Hardware - 0 .73%
AZZ Inc 28,225 3,091
Metallus Inc
(d)
34,894 551
Proto Labs Inc
(d)
22,429 967
Standex International Corp 11,391 1,877
Worthington Enterprises Inc 29,202 1,810
Worthington Steel Inc 33,035 1,008
$ 9,304
Mining - 0 .78%
Century Aluminum Co
(d)
49,301 1,044
Kaiser Aluminum Corp 15,100 1,168
MP Materials Corp
(d)
125,692 7,730
$ 9,942
Miscellaneous Manufacturers - 1 .82%
Enpro Inc 19,855 4,217
Federal Signal Corp 57,530 7,282
Hillenbrand Inc 66,478 1,377
JBT Marel Corp 43,643 6,014
Materion Corp 19,639 2,068
Sturm Ruger & Co Inc 15,621 534
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Trinity Industries Inc 77,008 $ 1,794
$ 23,286
Office & Business Equipment - 0 .17%
Pitney Bowes Inc 148,793 1,690
Xerox Holdings Corp 110,384 447
$ 2,137
Office Furnishings - 0 .27%
HNI Corp 43,927 2,260
Interface Inc 55,303 1,140
$ 3,400
Oil & Gas - 1 .84%
California Resources Corp 65,633 3,162
Comstock Resources Inc
(d)
85,680 1,531
Crescent Energy Co 173,407 1,602
CVR Energy Inc 32,251 864
Helmerich & Payne Inc 93,807 1,521
Magnolia Oil & Gas Corp 176,401 4,202
Northern Oil & Gas Inc 92,693 2,610
Par Pacific Holdings Inc
(d)
48,669 1,527
Patterson-UTI Energy Inc 331,419 1,959
SM Energy Co 108,003 2,980
Talos Energy Inc
(d)
116,187 993
Vital Energy Inc
(d)
25,649 479
$ 23,430
Oil & Gas Services - 1 .24%
Archrock Inc 166,833 3,897
Atlas Energy Solutions Inc
(e)
68,821 895
Bristow Group Inc
(d)
23,349 807
Core Laboratories Inc 44,237 484
DNOW Inc
(d)
99,611 1,550
Helix Energy Solutions Group Inc
(d)
134,402 797
Innovex International Inc
(d)
36,448 598
Liberty Energy Inc 152,816 1,886
Oceaneering International Inc
(d)
94,920 2,060
ProPetro Holding Corp
(d)
75,495 405
RPC Inc 79,809 371
Tidewater Inc
(d)
42,949 2,148
$ 15,898
Packaging & Containers - 0 .47%
O-I Glass Inc
(d)
145,955 1,899
Sealed Air Corp 138,756 4,061
$ 5,960
Pharmaceuticals - 2 .15%
AdaptHealth Corp
(d)
99,583 893
Alkermes PLC
(d)
155,597 4,122
Amphastar Pharmaceuticals Inc
(d)
34,694 727
Catalyst Pharmaceuticals Inc
(d)
108,187 2,308
Collegium Pharmaceutical Inc
(d)
30,329 906
Corcept Therapeutics Inc
(d)
89,055 5,982
Harmony Biosciences Holdings Inc
(d)
36,303 1,277
Organon & Co 245,288 2,379
Owens & Minor Inc
(d)
69,293 480
Pacira BioSciences Inc
(d)
43,692 921
Phibro Animal Health Corp 19,218 509
Premier Inc 77,696 1,669
Protagonist Therapeutics Inc
(d)
58,484 3,150
Supernus Pharmaceuticals Inc
(d)
52,831 1,854
USANA Health Sciences Inc
(d)
10,192 300
$ 27,477
Real Estate - 0 .54%
Cushman & Wakefield PLC
(d)
218,237 2,660
eXp World Holdings Inc 81,046 874
Kennedy-Wilson Holdings Inc 112,221 822
Marcus & Millichap Inc 22,793 710
St Joe Co/The 35,709 1,803
$ 6,869

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8 .03%
Acadia Realty Trust 123,571 $ 2,313
Alexander & Baldwin Inc 68,609 1,234
American Assets Trust Inc 44,552 848
Apollo Commercial Real Estate Finance Inc 120,615 1,160
Apple Hospitality REIT Inc 208,777 2,453
Arbor Realty Trust Inc 181,318 2,024
Armada Hoffler Properties Inc 75,632 517
ARMOUR Residential REIT Inc 77,136 1,258
Blackstone Mortgage Trust Inc 159,639 2,950
Brandywine Realty Trust 163,193 653
CareTrust REIT Inc 180,873 5,752
Centerspace 15,790 859
Curbline Properties Corp 89,350 1,975
DiamondRock Hospitality Co 194,671 1,503
Douglas Emmett Inc 157,998 2,395
Easterly Government Properties Inc 39,800 876
Ellington Financial Inc 89,180 1,132
Elme Communities 83,184 1,254
Essential Properties Realty Trust Inc 186,368 5,682
Four Corners Property Trust Inc 94,802 2,393
Franklin BSP Realty Trust Inc 77,577 784
Getty Realty Corp 48,128 1,337
Global Net Lease Inc 180,865 1,264
Highwoods Properties Inc 101,727 2,951
Innovative Industrial Properties Inc 26,431 1,366
JBG SMITH Properties 68,931 1,460
KKR Real Estate Finance Trust Inc 53,744 486
LTC Properties Inc 43,339 1,475
LXP Industrial Trust 279,069 2,166
Macerich Co/The 238,394 3,984
Medical Properties Trust Inc 566,903 2,336
Millrose Properties Inc 113,478 3,403
New York Mortgage Trust Inc 85,204 539
NexPoint Residential Trust Inc 21,082 657
Outfront Media Inc 130,847 2,294
Pebblebrook Hotel Trust 111,989 1,123
PennyMac Mortgage Investment Trust 82,101 968
Phillips Edison & Co Inc 118,324 3,998
Ready Capital Corp 160,887 677
Redwood Trust Inc 125,607 686
Ryman Hospitality Properties Inc 56,616 5,382
Safehold Inc 43,312 606
Saul Centers Inc 11,424 368
SITE Centers Corp 44,536 480
SL Green Realty Corp 67,010 3,836
Summit Hotel Properties Inc 103,114 538
Sunstone Hotel Investors Inc 187,640 1,642
Tanger Inc 106,788 3,206
Terreno Realty Corp 97,493 5,410
Two Harbors Investment Corp 98,155 957
Uniti Group Inc
(d)
231,604 1,232
Universal Health Realty Income Trust 12,024 466
Urban Edge Properties 118,654 2,340
Veris Residential Inc 76,549 1,078
Whitestone REIT 42,260 515
Xenia Hotels & Resorts Inc 93,134 1,184
$ 102,425
Retail - 5 .80%
Academy Sports & Outdoors Inc 62,774 3,188
Advance Auto Parts Inc
(e)
56,456 2,996
American Eagle Outfitters Inc
(e)
148,776 1,607
Asbury Automotive Group Inc
(d)
18,550 4,120
BJ's Restaurants Inc
(d)
20,868 739
Bloomin' Brands Inc 71,432 651
Boot Barn Holdings Inc
(d)
28,868 4,963
Brinker International Inc
(d)
41,943 6,610
Buckle Inc/The 28,596 1,412
Caleres Inc 32,169 442
Cheesecake Factory Inc/The
(e)
42,995 2,748
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cracker Barrel Old Country Store Inc
(e)
21,006 $ 1,302
Dave & Buster's Entertainment Inc
(d)
26,087 763
Foot Locker Inc
(d)
78,446 1,964
Freshpet Inc
(d)
46,024 3,144
GMS Inc
(d)
36,224 3,972
Group 1 Automotive Inc 11,960 4,929
Guess? Inc 26,009 338
Jack in the Box Inc
(e)
17,813 351
Kohl's Corp
(e)
105,042 1,139
La-Z-Boy Inc 38,960 1,401
MarineMax Inc
(d)
17,830 404
National Vision Holdings Inc
(d)
74,593 1,810
Papa John's International Inc 30,890 1,310
Patrick Industries Inc 31,542 3,067
PC Connection Inc 11,263 694
PriceSmart Inc 23,484 2,525
Sally Beauty Holdings Inc
(d)
95,202 927
Shake Shack Inc
(d)
37,953 4,567
Shoe Carnival Inc 16,763 343
Signet Jewelers Ltd 40,477 3,202
Sonic Automotive Inc 13,660 988
Urban Outfitters Inc
(d)
53,333 4,015
Victoria's Secret & Co
(d)
75,333 1,416
$ 74,047
Savings & Loans - 1 .54%
Axos Financial Inc
(d)
50,533 4,364
Banc of California Inc 120,790 1,754
Berkshire Hills Bancorp Inc 43,056 1,061
Brookline Bancorp Inc 84,077 868
Capitol Federal Financial Inc 115,283 694
Northwest Bancshares Inc 136,281 1,594
Pacific Premier Bancorp Inc 91,582 1,985
Provident Financial Services Inc 123,288 2,246
WaFd Inc 75,636 2,201
WSFS Financial Corp 53,574 2,938
$ 19,705
Semiconductors - 2 .70%
Alpha & Omega Semiconductor Ltd
(d)
23,025 587
Axcelis Technologies Inc
(d)
30,317 2,052
CEVA Inc
(d)
22,565 482
Cohu Inc
(d)
43,879 784
Diodes Inc
(d)
43,782 2,162
FormFactor Inc
(d)
72,729 2,066
Impinj Inc
(d)
22,152 3,424
Kulicke & Soffa Industries Inc 49,792 1,631
MaxLinear Inc
(d)
74,165 1,173
Penguin Solutions Inc
(d)
49,780 1,173
Photronics Inc
(d)
59,975 1,221
Qorvo Inc
(d)
88,128 7,368
Semtech Corp
(d)
81,735 4,177
SiTime Corp
(d)
19,694 3,995
Ultra Clean Holdings Inc
(d)
42,601 959
Veeco Instruments Inc
(d)
56,552 1,175
$ 34,429
Software - 2 .93%
ACI Worldwide Inc
(d)
98,981 4,213
Adeia Inc 102,379 1,326
Agilysys Inc
(d)
21,182 2,416
BlackLine Inc
(d)
48,807 2,625
Box Inc
(d)
136,641 4,386
Clear Secure Inc 87,060 2,560
CSG Systems International Inc 26,062 1,628
Digi International Inc
(d)
34,974 1,140
DigitalOcean Holdings Inc
(d)
59,269 1,651
Donnelley Financial Solutions Inc
(d)
23,993 1,271
DoubleVerify Holdings Inc
(d)
127,268 1,950
LiveRamp Holdings Inc
(d)
62,050 2,036
N-able Inc/US
(d)
67,789 548
PDF Solutions Inc
(d)
29,545 657

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Progress Software Corp 40,598 $ 1,952
Schrodinger Inc/United States
(d)
52,712 1,072
Simulations Plus Inc
(d)
15,369 200
SPS Commerce Inc
(d)
35,834 3,901
Teradata Corp
(d)
90,201 1,888
$ 37,420
Telecommunications - 2 .09%
A10 Networks Inc 68,014 1,253
Calix Inc
(d)
54,435 3,086
Extreme Networks Inc
(d)
125,654 2,219
Gogo Inc
(d)
56,439 895
Harmonic Inc
(d)
106,716 908
InterDigital Inc 24,474 6,319
Lumen Technologies Inc
(d)
968,027 4,308
Shenandoah Telecommunications Co 43,479 638
Telephone and Data Systems Inc 93,066 3,634
Viasat Inc
(d)
80,411 1,321
Viavi Solutions Inc
(d)
210,641 2,117
$ 26,698
Textiles - 0 .19%
UniFirst Corp/MA 14,160 2,422
Transportation - 1 .35%
ArcBest Corp 21,618 1,581
Dorian LPG Ltd 34,330 988
Forward Air Corp
(d)
19,806 602
Heartland Express Inc 40,766 319
Hub Group Inc 57,247 2,005
International Seaways Inc 38,174 1,523
Marten Transport Ltd 54,595 664
Matson Inc 30,804 3,289
RXO Inc
(d)
134,560 2,079
Schneider National Inc 44,353 1,085
Werner Enterprises Inc 58,268 1,615
World Kinect Corp 53,432 1,457
$ 17,207
Trucking & Leasing - 0 .10%
Greenbrier Cos Inc/The 29,617 1,348
Water - 0 .59%
American States Water Co 36,336 2,674
California Water Service Group 56,208 2,556
H2O America 29,351 1,417
Middlesex Water Co 16,908 873
$ 7,520
TOTAL COMMON STOCKS $ 1,262,072
Total Investments $ 1,286,641
Other Assets and Liabilities -  (0.82)% (10,435)
TOTAL NET ASSETS - 100.00% $ 1,276,206
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,730 or
0.76% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,201 or 0.72% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 22,194 $ 425,471 $ 426,762 $ 20,903
$ 22,194 $ 425,471 $ 426,762 $ 20,903
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 795 $ — $ — $ —
$ 795 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2025 (unaudited)

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2025 Long 129 $ 14,320 $ 1
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 8 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .54%
iShares Russell 2000 Value ETF
(a)
174,280 $ 27,953
Money Market Funds - 5 .55%
BlackRock Liquidity FedFund - Institutional Class
4.21%
(b),(c)
6,839,209 6,839
Principal Government Money Market Fund - Class
R-6 4.22%
(b),(c),(d)
54,202,761 54,203
$ 61,042
TOTAL INVESTMENT COMPANIES $ 88,995
COMMON STOCKS - 94 .71 % Shares Held Value (000's)
Advertising - 0 .30%
Advantage Solutions Inc
(e)
5,866 $ 8
Boston Omaha Corp
(e)
1,126 15
National CineMedia Inc 297,757 1,432
Nexxen International Ltd
(e)
2,072 21
Stagwell Inc
(e)
326,600 1,872
TechTarget Inc
(e)
1,414 10
$ 3,358
Aerospace & Defense - 1 .05%
AAR Corp
(e)
1,482 111
AerSale Corp
(e)
126,099 761
Astronics Corp
(e)
144 5
Ducommun Inc
(e)
759 69
Hexcel Corp 161,740 9,690
Intuitive Machines Inc
(e)
5,707 64
Mercury Systems Inc
(e)
2,221 117
National Presto Industries Inc 7,535 727
$ 11,544
Agriculture - 0 .03%
Alico Inc
(a)
315 10
Andersons Inc/The 1,821 65
Dole PLC 3,661 52
Fresh Del Monte Produce Inc 1,848 70
Limoneira Co 927 14
Tejon Ranch Co
(e)
1,195 21
Turning Point Brands Inc 115 10
Universal Corp/VA 1,338 73
$ 315
Airlines - 0 .09%
Allegiant Travel Co
(e)
652 34
Frontier Group Holdings Inc
(e)
1,529 7
JetBlue Airways Corp
(e)
17,874 79
SkyWest Inc
(e)
2,244 260
Spirit Aviation Holdings Inc
(e)
1,041 4
Sun Country Airlines Holdings Inc
(e)
53,303 618
$ 1,002
Apparel - 1 .27%
Capri Holdings Ltd
(e)
6,443 117
Carter's Inc 27,649 670
Columbia Sportswear Co 16,200 916
Gildan Activewear Inc 161,995 8,182
Kontoor Brands Inc 577 32
Lakeland Industries Inc
(a)
540 8
Oxford Industries Inc 38,610 1,474
PVH Corp 13,400 984
Rocky Brands Inc 417 11
Steven Madden Ltd 64,689 1,553
Superior Group of Cos Inc 707 7
Torrid Holdings Inc
(a),(e)
1,621 4
Weyco Group Inc 343 10
$ 13,968
Automobile Manufacturers - 0 .30%
Blue Bird Corp
(e)
34,000 1,523
Hyliion Holdings Corp
(e)
7,640 11
REV Group Inc 15,200 753
Wabash National Corp 104,267 1,039
$ 3,326
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .38%
Adient PLC
(e)
97,456 $ 2,089
American Axle & Manufacturing Holdings Inc
(e)
6,408 29
Cooper-Standard Holdings Inc
(e)
942 23
Dana Inc 7,337 117
Douglas Dynamics Inc 47,978 1,372
Fox Factory Holding Corp
(e)
1,725 52
Garrett Motion Inc 7,036 92
Gentex Corp 84,400 2,230
Gentherm Inc
(e)
1,666 53
Goodyear Tire & Rubber Co/The
(e)
102,105 1,050
Holley Inc
(a),(e)
3,513 7
indie Semiconductor Inc
(a),(e)
6,759 26
Lear Corp 22,300 2,103
Luminar Technologies Inc
(e)
1,659 5
Methode Electronics Inc 198,497 1,302
Microvast Holdings Inc
(a),(e)
4,256 14
Miller Industries Inc/TN 22,228 906
Motorcar Parts of America Inc
(e)
1,077 11
Phinia Inc 23,186 1,176
Solid Power Inc
(e)
7,320 23
Standard Motor Products Inc 1,169 35
Strattec Security Corp
(e)
229 15
Titan International Inc
(e)
2,633 22
Visteon Corp 21,621 2,403
$ 15,155
Banks - 16 .26%
1st Source Corp 24,588 1,471
ACNB Corp 583 25
Alerus Financial Corp 1,222 26
Amalgamated Financial Corp 1,273 37
Amerant Bancorp Inc 69,598 1,343
Ameris Bancorp 3,679 251
Ames National Corp 525 9
Arrow Financial Corp 20,045 538
Associated Banc-Corp 49,132 1,215
Atlantic Union Bankshares Corp 7,937 252
BancFirst Corp 103 13
Bank First Corp 427 51
Bank of Hawaii Corp 494 31
Bank of Marin Bancorp 40,521 918
Bank of NT Butterfield & Son Ltd/The 2,416 110
Bank7 Corp 11,935 528
BankUnited Inc 62,096 2,265
Bankwell Financial Group Inc 332 13
Banner Corp 1,888 117
Bar Harbor Bankshares 808 23
BayCom Corp 17,076 462
BCB Bancorp Inc 967 8
Blue Foundry Bancorp
(e)
1,129 10
Blue Ridge Bankshares Inc
(e)
3,789 14
Bridgewater Bancshares Inc
(e)
51,350 799
Burke & Herbert Financial Services Corp 16,943 982
Business First Bancshares Inc 1,554 37
Byline Bancorp Inc 1,489 39
C&F Financial Corp 180 11
Cadence Bank 391,311 13,637
California BanCorp
(e)
1,105 17
Camden National Corp 29,020 1,094
Capital Bancorp Inc 17,009 535
Capital City Bank Group Inc 784 31
Carter Bankshares Inc
(e)
30,624 532
Cathay General Bancorp 36,652 1,657
CB Financial Services Inc 275 9
Central Pacific Financial Corp 55,858 1,489
Chain Bridge Bancorp Inc
(e)
160 4
Chemung Financial Corp 246 12
ChoiceOne Financial Services Inc 766 23
Citizens & Northern Corp 833 16
Citizens Financial Services Inc
(a)
247 13

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
City Holding Co 287 $ 35
Civista Bancshares Inc 22,258 434
CNB Financial Corp/PA 22,759 523
Colony Bankcorp Inc 30,543 500
Columbia Banking System Inc 40,700 969
Comerica Inc 225,645 15,247
Community Financial System Inc 2,276 120
Community Trust Bancorp Inc 21,508 1,160
Community West Bancshares 764 15
ConnectOne Bancorp Inc 85,010 1,957
Cullen/Frost Bankers Inc 105,955 13,500
Customers Bancorp Inc
(e)
1,509 96
CVB Financial Corp 7,360 138
Dime Community Bancshares Inc 73,989 2,051
Eagle Bancorp Inc 107,695 1,733
Eagle Financial Services Inc
(a)
258 9
Eastern Bankshares Inc 10,915 169
ECB Bancorp Inc/MD
(a),(e)
454 7
Enterprise Financial Services Corp 27,633 1,525
Equity Bancshares Inc 877 33
Farmers & Merchants Bancorp Inc/Archbold OH 674 16
Farmers National Banc Corp 26,345 357
FB Bancorp Inc
(a),(e)
1,054 12
FB Financial Corp 2,330 114
Fidelity D&D Bancorp Inc 265 11
Financial Institutions Inc 57,095 1,455
Finwise Bancorp
(e)
248 4
First Bancorp Inc/The 636 16
First BanCorp/Puerto Rico 4,087 85
First Bancorp/Southern Pines NC 2,238 112
First Bank/Hamilton NJ 1,216 18
First Busey Corp 90,688 2,024
First Business Financial Services Inc 420 20
First Commonwealth Financial Corp 5,632 93
First Community Bankshares Inc 869 32
First Community Corp/SC
(a)
333 8
First Financial Bancorp 5,276 128
First Financial Corp 20,754 1,111
First Foundation Inc
(e)
273,503 1,332
First Hawaiian Inc 75,007 1,819
First Internet Bancorp 25,464 559
First Interstate BancSystem Inc 55,972 1,611
First Merchants Corp 53,771 2,049
First Mid Bancshares Inc 27,052 1,027
First National Corp/VA 434 9
First United Corp 355 12
Firstsun Capital Bancorp
(e)
28,320 1,007
Five Star Bancorp 14,025 422
FNB Corp/PA 32,900 504
Franklin Financial Services Corp 248 10
Fulton Financial Corp 10,130 182
FVCBankcorp Inc 931 12
German American Bancorp Inc 2,017 77
Glacier Bancorp Inc 5,063 222
Great Southern Bancorp Inc 17,883 1,018
Guaranty Bancshares Inc/TX 458 20
Hancock Whitney Corp 4,789 286
Hanmi Financial Corp 60,378 1,378
Hanover Bancorp Inc
(a)
249 5
HarborOne Bancorp Inc 2,148 25
Hawthorn Bancshares Inc
(a)
343 10
HBT Financial Inc 678 17
Heritage Commerce Corp 160,163 1,481
Heritage Financial Corp/WA 40,997 924
Hilltop Holdings Inc 64,551 1,910
Home BancShares Inc/AR 10,461 295
HomeStreet Inc
(e)
34,787 455
Hope Bancorp Inc 192,361 1,921
Horizon Bancorp Inc/IN 65,776 1,019
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Independent Bank Corp 28,312 $ 1,799
Independent Bank Corp/MI 1,117 34
International Bancshares Corp 2,708 185
Investar Holding Corp 540 12
John Marshall Bancorp Inc 704 13
Kearny Financial Corp/MD 174,777 1,037
Lakeland Financial Corp 628 40
Landmark Bancorp Inc/Manhattan KS 253 6
LCNB Corp 795 12
LINKBANCORP Inc 1,115 8
Live Oak Bancshares Inc 65,784 2,079
MainStreet Bancshares Inc 394 8
Mercantile Bank Corp 32,175 1,470
Merchants Bancorp/IN 54,443 1,595
Meridian Corp 414 6
Metrocity Bankshares Inc 463 13
Metropolitan Bank Holding Corp 420 30
Mid Penn Bancorp Inc 18,479 508
Middlefield Banc Corp 431 12
Midland States Bancorp Inc 52,356 888
MidWestOne Financial Group Inc 1,110 31
MVB Financial Corp 680 15
National Bank Holdings Corp 2,109 78
National Bankshares Inc 347 10
NB Bancorp Inc 109,817 1,892
NBT Bancorp Inc 2,668 110
Nicolet Bankshares Inc 535 69
Northeast Bank 21,818 2,163
Northeast Community Bancorp Inc 688 14
Northpointe Bancshares Inc 623 9
Northrim BanCorp Inc 155 13
Norwood Financial Corp 479 12
Oak Valley Bancorp 381 10
OFG Bancorp 2,515 107
Ohio Valley Banc Corp 224 7
Old National Bancorp/IN 15,733 332
Old Point Financial Corp
(a)
132 5
Old Second Bancorp Inc 2,403 41
OP Bancorp 634 8
Orange County Bancorp Inc 400 10
Origin Bancorp Inc 41,255 1,508
Orrstown Financial Services Inc 1,031 34
Park National Corp 825 134
Parke Bancorp Inc 586 12
PCB Bancorp 558 11
Peapack-Gladstone Financial Corp 34,623 882
Peoples Bancorp Inc/OH 1,932 55
Peoples Bancorp of North Carolina Inc 249 7
Peoples Financial Services Corp 472 23
Pioneer Bancorp Inc/NY
(e)
665 8
Plumas Bancorp
(a)
312 13
Ponce Financial Group Inc
(e)
1,162 16
Preferred Bank/Los Angeles CA 23,384 2,124
Primis Financial Corp 1,244 14
Princeton Bancorp Inc 276 8
Prosperity Bancshares Inc 176,115 11,733
Provident Bancorp Inc
(e)
890 11
QCR Holdings Inc 22,112 1,570
RBB Bancorp 29,190 529
Red River Bancshares Inc 271 16
Renasant Corp 5,245 192
Republic Bancorp Inc/KY 458 32
Rhinebeck Bancorp Inc
(e)
309 4
Richmond Mutual BanCorp Inc
(a)
465 6
S&T Bancorp Inc 2,121 78
SB Financial Group Inc 331 6
Seacoast Banking Corp of Florida 4,706 133
Shore Bancshares Inc 63,086 978
Sierra Bancorp 17,313 508

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Simmons First National Corp 102,278 $ 1,961
SmartFinancial Inc 641 22
South Plains Financial Inc 735 27
Southern First Bancshares Inc
(e)
430 18
Southside Bancshares Inc 1,608 47
SR Bancorp Inc 438 6
Stellar Bancorp Inc 2,591 77
Stock Yards Bancorp Inc 90 7
Synovus Financial Corp 9,300 439
Texas Capital Bancshares Inc
(e)
2,177 183
Third Coast Bancshares Inc
(e)
735 28
Tompkins Financial Corp 17,641 1,141
Towne Bank/Portsmouth VA 32,634 1,143
TriCo Bancshares 49,803 2,048
Triumph Financial Inc
(e)
675 38
TrustCo Bank Corp NY 48,944 1,643
Trustmark Corp 3,160 118
UMB Financial Corp 3,690 406
Union Bankshares Inc/Morrisville VT
(a)
16 —
United Bankshares Inc/WV 7,877 280
United Community Banks Inc/GA 39,378 1,201
United Security Bancshares/Fresno CA 818 7
Unity Bancorp Inc 229 11
Univest Financial Corp 51,678 1,490
USCB Financial Holdings Inc
(a)
411 7
Valley National Bancorp 172,546 1,600
Veritex Holdings Inc 83,418 2,646
Virginia National Bankshares Corp 281 10
Walker & Dunlop Inc 1,827 137
Washington Trust Bancorp Inc 63,338 1,706
WesBanco Inc 4,955 149
West BanCorp Inc 759 14
Westamerica BanCorp 1,414 68
Western Alliance Bancorp 174,870 13,563
Western New England Bancorp Inc 1,085 12
Zions Bancorp NA 244,920 13,133
$ 178,844
Beverages - 0 .72%
Coca-Cola Consolidated Inc 70,475 7,876
MGP Ingredients Inc 753 21
$ 7,897
Biotechnology - 0 .87%
4D Molecular Therapeutics Inc
(e)
2,369 11
89bio Inc
(e)
4,537 43
Aardvark Therapeutics Inc
(a),(e)
170 2
Abeona Therapeutics Inc
(e)
157 1
Absci Corp
(a),(e)
1,422 4
ADMA Biologics Inc
(e)
236,810 4,428
Aldeyra Therapeutics Inc
(e)
692 3
Allogene Therapeutics Inc
(a),(e)
8,942 11
Alpha Teknova Inc
(a),(e)
45 —
Alumis Inc
(a),(e)
2,848 12
ANI Pharmaceuticals Inc
(e)
13,100 830
Annexon Inc
(e)
5,651 14
Arbutus Biopharma Corp
(e)
627 2
Arcturus Therapeutics Holdings Inc
(e)
920 11
Arcus Biosciences Inc
(e)
1,074 10
Astria Therapeutics Inc
(e)
2,521 17
Atea Pharmaceuticals Inc
(e)
4,492 16
Atlantic International Corp
(e)
324 —
Aura Biosciences Inc
(a),(e)
1,498 10
Avidity Biosciences Inc
(e)
510 19
Bicara Therapeutics Inc
(a),(e)
1,759 20
BioAge Labs Inc
(e)
1,320 6
Candel Therapeutics Inc
(e)
244 2
Cardiff Oncology Inc
(a),(e)
1,937 5
Cargo Therapeutics Inc
(e)
2,093 9
Cartesian Therapeutics Inc
(a),(e)
453 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
12,004 $ 2
Celcuity Inc
(a),(e)
81 3
Celldex Therapeutics Inc
(e)
3,612 79
Chinook Therapeutics Inc - Contingent Value
Rights
(e),(f)
4,587 1
Cogent Biosciences Inc
(e)
344 4
Compass Therapeutics Inc
(e)
2,529 7
CRISPR Therapeutics AG
(e)
4,599 259
Cullinan Therapeutics Inc
(e)
2,809 22
Cytek Biosciences Inc
(e)
6,547 24
Cytokinetics Inc
(e)
5,775 217
Day One Biopharmaceuticals Inc
(e)
3,771 25
Denali Therapeutics Inc
(e)
6,907 95
Design Therapeutics Inc
(e)
1,968 8
Dianthus Therapeutics Inc
(e)
964 20
Dyne Therapeutics Inc
(e)
3,521 35
Editas Medicine Inc
(e)
4,696 12
Eledon Pharmaceuticals Inc
(e)
3,244 10
Emergent BioSolutions Inc
(e)
2,973 17
Entrada Therapeutics Inc
(e)
1,565 9
Erasca Inc
(e)
9,659 14
Esperion Therapeutics Inc
(a),(e)
7,791 11
EyePoint Pharmaceuticals Inc
(e)
3,418 34
Fate Therapeutics Inc
(e)
6,416 7
Forafric Global PLC
(e)
18 —
Halozyme Therapeutics Inc
(e)
28,200 1,691
Humacyte Inc
(a),(e)
5,666 14
Ideaya Biosciences Inc
(e)
4,631 113
ImmunityBio Inc
(a),(e)
2,245 5
Inhibrx Biosciences Inc
(e)
535 12
Innoviva Inc
(e)
453 8
Intellia Therapeutics Inc
(e)
5,733 67
Iovance Biotherapeutics Inc
(e)
14,224 37
iTeos Therapeutics Inc
(e)
1,737 18
Jade Biosciences Inc 1,805 13
Janux Therapeutics Inc
(e)
1,455 35
Keros Therapeutics Inc
(e)
1,847 26
Kodiak Sciences Inc
(e)
1,931 13
Korro Bio Inc
(a),(e)
370 5
Kura Oncology Inc
(e)
4,370 26
Larimar Therapeutics Inc
(a),(e)
2,499 9
Lexeo Therapeutics Inc
(a),(e)
1,329 6
Ligand Pharmaceuticals Inc
(e)
931 122
Maravai LifeSciences Holdings Inc
(e)
7,167 17
MBX Biosciences Inc
(a),(e)
1,007 13
MeiraGTx Holdings plc
(e)
596 5
Metsera Inc
(a),(e)
460 15
Mind Medicine MindMed Inc
(a),(e)
2,850 26
Monte Rosa Therapeutics Inc
(e)
2,751 14
Myriad Genetics Inc
(e)
4,953 19
NeoGenomics Inc
(e)
6,527 32
Nkarta Inc
(e)
2,976 6
Novavax Inc
(a),(e)
1,563 10
Nurix Therapeutics Inc
(e)
4,162 47
Nuvation Bio Inc
(a),(e)
12,737 30
Olema Pharmaceuticals Inc
(e)
3,512 18
Omeros Corp
(a),(e)
436 2
Oruka Therapeutics Inc
(a)
1,482 20
Palvella Therapeutics Inc
(e)
31 1
Perspective Therapeutics Inc
(e)
3,517 13
Phathom Pharmaceuticals Inc
(a),(e)
1,823 16
Praxis Precision Medicines Inc
(e)
903 49
Precigen Inc
(a),(e)
737 1
Prime Medicine Inc
(a),(e)
3,442 13
Protara Therapeutics Inc
(a),(e)
1,798 6
Prothena Corp PLC
(e)
2,077 14
PTC Therapeutics Inc
(e)
811 42
Puma Biotechnology Inc
(e)
2,504 8

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Rapport Therapeutics Inc
(a),(e)
1,037 $ 15
REGENXBIO Inc
(e)
2,543 22
Relay Therapeutics Inc
(e)
7,335 26
Replimune Group Inc
(a),(e)
3,855 27
Rezolute Inc
(e)
628 4
Rocket Pharmaceuticals Inc
(e)
4,193 13
Sana Biotechnology Inc
(e)
6,557 27
Scholar Rock Holding Corp
(e)
389 14
Septerna Inc
(a),(e)
1,263 16
Solid Biosciences Inc
(e)
3,643 25
Syndax Pharmaceuticals Inc
(e)
390 4
Tango Therapeutics Inc
(a),(e)
4,240 26
Tectonic Therapeutic Inc
(a),(e)
537 12
Terns Pharmaceuticals Inc
(e)
3,908 23
Tevogen Bio Holdings Inc
(e)
609 1
Theravance Biopharma Inc
(e)
413 5
Third Harmonic Bio Inc
(e)
1,482 8
Tourmaline Bio Inc
(e)
1,030 23
Travere Therapeutics Inc
(e)
311 5
TriSalus Life Sciences Inc
(a),(e)
837 3
Tvardi Therapeutics Inc
(a),(e)
206 5
Tyra Biosciences Inc
(a),(e)
1,421 15
Upstream Bio Inc
(a),(e)
1,908 29
UroGen Pharma Ltd
(e)
364 7
Verastem Inc
(e)
1,109 7
Vir Biotechnology Inc
(e)
4,961 25
Viridian Therapeutics Inc
(e)
850 15
WaVe Life Sciences Ltd
(e)
759 6
Xencor Inc
(e)
3,887 32
XOMA Royalty Corp
(e)
193 5
Zenas Biopharma Inc
(a),(e)
959 15
$ 9,524
Building Materials - 1 .64%
AirJoule Technologies Corp
(a),(e)
1,196 5
American Woodmark Corp
(e)
24,909 1,311
Apogee Enterprises Inc 37,477 1,574
Armstrong World Industries Inc 6,100 1,148
Aspen Aerogels Inc
(e)
3,657 28
Boise Cascade Co 2,115 177
Eagle Materials Inc 43,315 9,715
Fortune Brands Innovations Inc 39,000 2,127
Gibraltar Industries Inc
(e)
1,653 109
JELD-WEN Holding Inc
(e)
4,703 21
LSI Industries Inc 350 6
Masterbrand Inc
(e)
7,066 78
NWPX Infrastructure Inc
(e)
549 23
UFP Industries Inc 18,079 1,772
$ 18,094
Chemicals - 3 .19%
AdvanSix Inc 22,684 457
American Vanguard Corp
(e)
85,623 331
Avient Corp 5,117 161
Axalta Coating Systems Ltd
(e)
67,600 1,914
Cabot Corp 11,009 795
Calumet Inc
(a),(e)
3,365 54
Codexis Inc
(e)
1,028 3
Ecovyst Inc
(e)
241,582 2,079
Element Solutions Inc 528,845 12,481
Hawkins Inc 54,060 8,827
HB Fuller Co 36,636 2,059
Huntsman Corp 130,500 1,266
Ingevity Corp
(e)
24,200 1,011
Innospec Inc 19,018 1,519
Intrepid Potash Inc
(e)
595 20
Koppers Holdings Inc 1,071 35
Kronos Worldwide Inc 1,289 7
Mativ Holdings Inc 2,960 20
Minerals Technologies Inc 1,769 103
Oil-Dri Corp of America 121 7
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Olin Corp 81,100 $ 1,536
Orion SA 3,057 30
Perimeter Solutions Inc
(e)
7,714 124
Quaker Chemical Corp 769 88
Rayonier Advanced Materials Inc
(e)
3,804 15
Rogers Corp
(e)
1,026 67
Stepan Co 1,191 60
Trinseo PLC
(a)
1,895 5
Tronox Holdings PLC 6,593 21
Valhi Inc
(a)
127 2
$ 35,097
Coal - 0 .04%
Alpha Metallurgical Resources Inc
(e)
456 54
Core Natural Resources Inc 1,917 141
Hallador Energy Co
(e)
147 3
NACCO Industries Inc 235 9
Peabody Energy Corp 6,808 110
SunCoke Energy Inc 4,611 34
Warrior Met Coal Inc 2,894 149
$ 500
Commercial Services - 5 .49%
ABM Industries Inc 32,139 1,483
Acacia Research Corp
(e)
2,019 7
Acuren Corp
(a),(e)
3,510 39
AirSculpt Technologies Inc
(a),(e)
227 1
Alight Inc 23,969 128
Alta Equipment Group Inc
(a)
993 8
American Public Education Inc
(e)
66 2
AMN Healthcare Services Inc
(e)
2,101 39
BrightView Holdings Inc
(e)
3,342 53
Brink's Co/The 21,800 1,904
Cass Information Systems Inc 11,297 452
Cimpress PLC
(e)
673 37
CompoSecure Inc
(a),(e)
317 4
CoreCivic Inc
(e)
5,050 101
Cross Country Healthcare Inc
(e)
1,711 23
Custom Truck One Source Inc
(e)
3,322 21
Deluxe Corp 2,439 39
Distribution Solutions Group Inc
(e)
52 2
Emerald Holding Inc
(a)
134,100 666
Ennis Inc 26,978 480
Euronet Worldwide Inc
(e)
18,600 1,808
European Wax Center Inc
(a),(e)
175 1
First Advantage Corp
(e)
1,372 24
Flywire Corp
(e)
664 7
Forrester Research Inc
(e)
39,237 382
Franklin Covey Co
(e)
21,904 432
Graham Holdings Co 179 171
Green Dot Corp
(e)
2,941 30
GXO Logistics Inc
(e)
183,160 9,105
Hackett Group Inc/The 110 3
Healthcare Services Group Inc
(e)
169,394 2,204
Heidrick & Struggles International Inc 43,532 1,938
Herc Holdings Inc 64,115 7,489
HireQuest Inc
(a)
342 3
ICF International Inc 1,014 85
Information Services Group Inc 1,258 5
Insperity Inc 16,900 1,007
John Wiley & Sons Inc 134 5
Kelly Services Inc 1,627 20
Kforce Inc 48,565 1,693
Korn Ferry 15,418 1,093
Laureate Education Inc
(e)
47,148 1,065
Lifecore Biomedical Inc
(e)
529 4
ManpowerGroup Inc 42,800 1,765
MarketWise Inc
(a)
115 2
Marqeta Inc
(e)
11,591 66
Matthews International Corp 1,627 38
Medifast Inc
(e)
637 9

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Mercurity Fintech Holding Inc
(a),(e)
1,768 $ 7
Mister Car Wash Inc
(e)
629 4
Monro Inc 1,662 23
National Research Corp 41,300 516
NPK International Inc
(e)
4,444 40
Paysafe Ltd
(e)
1,776 22
Perdoceo Education Corp 3,395 98
Performant Healthcare Inc
(e)
1,165 4
PROG Holdings Inc 2,202 70
Quad/Graphics Inc 509 3
Repay Holdings Corp
(e)
4,304 21
Resources Connection Inc 132,238 669
Robert Half Inc 49,600 1,831
Sezzle Inc
(e)
68 11
Strategic Education Inc 1,332 99
Target Hospitality Corp
(e)
1,896 14
Transcat Inc
(e)
246 19
TriNet Group Inc 85,365 5,789
TrueBlue Inc
(e)
182,891 1,320
Upbound Group Inc 1,880 39
Valvoline Inc
(e)
322,800 11,379
Vestis Corp 6,388 39
WEX Inc
(e)
14,300 2,426
Willdan Group Inc
(e)
241 21
$ 60,407
Computers - 0 .86%
3D Systems Corp
(a),(e)
7,335 12
Amentum Holdings Inc
(e)
42,200 1,054
ASGN Inc
(e)
43,174 2,165
Conduent Inc
(e)
8,525 23
Corsair Gaming Inc
(e)
2,564 23
Crane NXT Co 38,100 2,261
Cricut Inc 2,563 13
CSP Inc 68 1
Diebold Nixdorf Inc
(e)
85 5
Grid Dynamics Holdings Inc
(e)
738 7
Insight Enterprises Inc
(e)
1,018 121
Integral Ad Science Holding Corp
(e)
3,610 30
Maximus Inc 26,000 1,920
Mitek Systems Inc
(e)
1,945 17
NCR Voyix Corp
(e)
7,709 105
NetScout Systems Inc
(e)
3,861 83
OneSpan Inc 1,726 25
PAR Technology Corp
(e)
922 56
Rimini Street Inc
(e)
2,386 11
Science Applications International Corp 13,000 1,449
Telos Corp
(e)
3,237 8
TTEC Holdings Inc
(e)
1,158 6
Unisys Corp
(e)
930 4
V2X Inc
(e)
881 42
Vuzix Corp
(a),(e)
260 —
$ 9,441
Consumer Products - 0 .41%
ACCO Brands Corp 4,833 18
Acme United Corp 196 8
Central Garden & Pet Co
(a),(e)
25,525 997
Central Garden & Pet Co - A Shares
(e)
2,876 102
Helen of Troy Ltd
(e)
51,445 1,130
Quanex Building Products Corp 2,589 50
Reynolds Consumer Products Inc 94,500 2,125
Spectrum Brands Holdings Inc 1,414 76
$ 4,506
Cosmetics & Personal Care - 0 .12%
Beauty Health Co/The
(e)
1,189 2
Edgewell Personal Care Co 44,196 1,114
Honest Co Inc/The
(e)
2,751 13
Olaplex Holdings Inc
(e)
7,818 11
Prestige Consumer Healthcare Inc
(e)
2,243 166
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Waldencast plc
(e)
2,356 $ 4
$ 1,310
Distribution & Wholesale - 2 .81%
A-Mark Precious Metals Inc 1,025 22
EVI Industries Inc 298 7
G-III Apparel Group Ltd
(e)
37,749 891
Global Industrial Co 52,461 1,787
Hudson Technologies Inc
(e)
2,231 21
MRC Global Inc
(e)
4,742 70
OPENLANE Inc
(e)
5,890 145
Resideo Technologies Inc
(e)
73,338 2,002
Rush Enterprises Inc - Class A 190,795 10,330
Rush Enterprises Inc - Class B 249 13
ScanSource Inc
(e)
37,192 1,444
Titan Machinery Inc
(e)
90,329 1,745
VSE Corp 162 25
WESCO International Inc 59,730 12,362
$ 30,864
Diversified Financial Services - 3 .19%
AlTi Global Inc
(a),(e)
2,513 10
Artisan Partners Asset Management Inc 324,656 14,691
Atlanticus Holdings Corp
(e)
279 14
Bakkt Holdings Inc
(e)
276 3
Better Home & Finance Holding Co
(a),(e)
336 4
Bread Financial Holdings Inc 42,390 2,599
Brookfield Business Corp 834 26
Burford Capital Ltd 3,863 50
Cohen & Steers Inc 146 11
Columbia Financial Inc
(e)
1,348 19
Consumer Portfolio Services Inc
(e)
535 4
Diamond Hill Investment Group Inc 10,026 1,359
Enact Holdings Inc 51,110 1,777
Encore Capital Group Inc
(e)
1,279 47
Federal Agricultural Mortgage Corp 46 8
Federated Hermes Inc 45,300 2,245
Finance Of America Cos Inc
(e)
247 5
First Western Financial Inc
(e)
17,135 371
Forge Global Holdings Inc
(a),(e)
602 13
GBank Financial Holdings Inc
(e)
479 18
GCM Grosvenor Inc 277 3
International Money Express Inc
(e)
105,900 952
Invesco Ltd 61,000 1,282
Janus Henderson Group PLC 25,500 1,104
LendingClub Corp
(e)
6,270 98
LendingTree Inc
(e)
49 2
loanDepot Inc
(e)
4,816 8
Marex Group PLC 565 22
Medallion Financial Corp 961 10
Navient Corp 154,445 1,998
Nelnet Inc 773 96
Onity Group Inc
(e)
392 15
Oportun Financial Corp
(e)
1,975 12
Pagseguro Digital Ltd 3,723 29
PennyMac Financial Services Inc 1,619 151
PRA Group Inc
(e)
2,142 33
Radian Group Inc 69,347 2,261
Regional Management Corp 469 16
Resolute Holdings Management Inc
(a),(e)
146 6
Security National Financial Corp
(e)
913 8
Siebert Financial Corp
(e)
867 3
Silvercrest Asset Management Group Inc 473 8
SWK Holdings Corp 231 3
Velocity Financial Inc
(e)
661 11
Virtus Investment Partners Inc 11,165 2,158
Voya Financial Inc 21,100 1,477
Vroom Inc
(e)
64 2
Westwood Holdings Group Inc 439 8
World Acceptance Corp
(e)
187 29
$ 35,079

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 1 .26%
ALLETE Inc 3,251 $ 214
Ameresco Inc
(e)
1,757 30
Avista Corp 57,928 2,161
Black Hills Corp 40,242 2,326
Genie Energy Ltd 1,034 21
Hawaiian Electric Industries Inc
(e)
9,711 104
MGE Energy Inc 975 83
Northwestern Energy Group Inc 42,730 2,294
Oklo Inc
(e)
4,372 335
Ormat Technologies Inc 3,393 303
Otter Tail Corp 18,590 1,435
Portland General Electric Co 56,034 2,304
TXNM Energy Inc 23,294 1,323
Unitil Corp 18,788 969
$ 13,902
Electrical Components & Equipment - 0 .11%
Energizer Holdings Inc 41,224 928
EnerSys 2,055 190
Insteel Industries Inc 478 17
nLight Inc
(e)
2,472 52
$ 1,187
Electronics - 3 .72%
Allient Inc 731 29
Applied Optoelectronics Inc
(e)
628 14
Arrow Electronics Inc
(e)
12,500 1,450
Atkore Inc 24,207 1,865
Atmus Filtration Technologies Inc 54,653 2,127
Avnet Inc 37,000 1,959
Bel Fuse Inc - A Shares 96 11
Bel Fuse Inc - B Shares 578 75
Benchmark Electronics Inc 1,982 76
Celestica Inc
(e)
29,140 5,824
Coherent Corp
(e)
129,775 13,964
CTS Corp 1,409 55
Ingram Micro Holding Corp
(a)
50,500 996
Itron Inc
(e)
1,302 162
Kimball Electronics Inc
(e)
67,786 1,272
Knowles Corp
(e)
4,457 91
MicroVision Inc
(a),(e)
5,320 6
Neonode Inc
(a),(e)
86 2
NEXTracker Inc
(e)
41,412 2,413
Plexus Corp
(e)
7,512 957
Sanmina Corp
(e)
16,710 1,939
Sensata Technologies Holding PLC 67,900 2,089
Standard BioTools Inc
(e)
16,557 22
TTM Technologies Inc
(e)
5,601 265
Turtle Beach Corp
(e)
285 4
Vishay Intertechnology Inc 98,688 1,617
Vontier Corp 40,400 1,675
$ 40,959
Energy - Alternate Sources - 0 .25%
Array Technologies Inc
(e)
6,590 43
Complete Solaria Inc
(a),(e)
2,571 4
Fluence Energy Inc
(a),(e)
850 7
FutureFuel Corp 1,486 6
Gevo Inc
(a),(e)
12,802 17
Green Plains Inc
(e)
3,485 29
Montauk Renewables Inc
(e)
3,121 7
OPAL Fuels Inc
(e)
184 —
Plug Power Inc
(e)
50,794 76
REX American Resources Corp
(e)
45,658 2,387
Shoals Technologies Group Inc
(e)
7,822 42
Sunrun Inc
(e)
11,635 119
T1 Energy Inc
(e)
6,578 8
$ 2,745
Engineering & Construction - 0 .39%
908 Devices Inc
(a),(e)
441 3
Arcosa Inc 1,937 166
Bowman Consulting Group Ltd
(e)
48 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Concrete Pumping Holdings Inc 1,332 $ 9
Fluor Corp
(e)
48,418 2,749
Granite Construction Inc 337 32
Great Lakes Dredge & Dock Corp
(e)
3,664 41
Latham Group Inc
(e)
370 2
Mistras Group Inc
(e)
972 8
NV5 Global Inc
(e)
3,201 72
Orion Group Holdings Inc
(e)
1,813 13
Primoris Services Corp 183 17
Southland Holdings Inc
(e)
703 3
Tutor Perini Corp
(e)
23,680 1,140
$ 4,257
Entertainment - 2 .68%
Accel Entertainment Inc
(e)
116,400 1,497
AMC Entertainment Holdings Inc
(e)
24,199 70
Brightstar Lottery PLC 112,594 1,671
Golden Entertainment Inc 1,110 31
Light & Wonder Inc
(e)
71,505 6,887
Lionsgate Studios Corp
(e)
10,652 63
Marriott Vacations Worldwide Corp 27,572 2,053
Monarch Casino & Resort Inc 5,700 587
Pursuit Attractions and Hospitality Inc
(e)
1,078 33
RCI Hospitality Holdings Inc 187 7
Red Rock Resorts Inc 238,177 14,612
Reservoir Media Inc
(e)
1,166 9
Six Flags Entertainment Corp
(e)
1,045 31
Starz Entertainment Corp
(e)
754 11
United Parks & Resorts Inc
(e)
39,695 1,879
Webtoon Entertainment Inc
(a),(e)
1,060 11
$ 29,452
Environmental Control - 0 .73%
Arq Inc
(e)
1,867 10
Clean Harbors Inc
(e)
33,625 7,929
Enviri Corp
(e)
4,197 38
Montrose Environmental Group Inc
(e)
1,776 40
Perma-Fix Environmental Services Inc
(a),(e)
865 10
Pure Cycle Corp
(e)
1,169 12
$ 8,039
Food - 0 .36%
B&G Foods Inc 4,292 18
Beyond Meat Inc
(a),(e)
3,982 12
Calavo Growers Inc 102 3
Grocery Outlet Holding Corp
(e)
5,243 69
Hain Celestial Group Inc/The
(e)
5,342 8
HF Foods Group Inc
(e)
2,500 7
Ingles Markets Inc 806 51
John B Sanfilippo & Son Inc 20,588 1,303
Mission Produce Inc
(e)
2,653 33
Nathan's Famous Inc 15 1
Seneca Foods Corp - Class A
(e)
257 27
Simply Good Foods Co/The
(e)
1,838 56
SpartanNash Co 1,839 49
TreeHouse Foods Inc
(e)
2,766 53
United Natural Foods Inc
(e)
3,305 91
Utz Brands Inc 3,996 52
Village Super Market Inc 510 17
Weis Markets Inc 910 66
WK Kellogg Co
(a)
89,666 2,067
$ 3,983
Forest Products & Paper - 0 .09%
Magnera Corp
(e)
1,821 23
Sylvamo Corp 21,192 976
$ 999
Gas - 2 .56%
Brookfield Infrastructure Corp 6,706 262
Chesapeake Utilities Corp 835 100
MDU Resources Group Inc 108,300 1,868
New Jersey Resources Corp 50,721 2,329
Northwest Natural Holding Co 250,132 9,985

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
ONE Gas Inc 17,328 $ 1,260
RGC Resources Inc 462 9
Southwest Gas Holdings Inc 3,598 281
Spire Inc 161,482 12,026
$ 28,120
Hand & Machine Tools - 0 .95%
Kennametal Inc 25,901 641
Lincoln Electric Holdings Inc 40,085 9,761
Luxfer Holdings PLC 1,458 18
$ 10,420
Healthcare - Products - 1 .50%
10X Genomics Inc
(e)
4,311 58
Accuray Inc
(e)
513 1
AngioDynamics Inc
(e)
1,683 15
Artivion Inc
(e)
420 13
Avanos Medical Inc
(e)
2,500 28
Azenta Inc
(e)
2,242 73
Beta Bionics Inc
(e)
110 2
Bruker Corp 201,725 7,752
Castle Biosciences Inc
(e)
1,550 24
CONMED Corp 1,727 88
Embecta Corp 2,893 29
Enovis Corp
(e)
3,150 84
Envista Holdings Corp
(e)
57,500 1,086
GRAIL Inc
(e)
1,696 58
ICU Medical Inc
(e)
335 43
Inmode Ltd
(e)
135,100 1,845
Inogen Inc
(e)
1,404 9
Integra LifeSciences Holdings Corp
(e)
3,720 49
Kestra Medical Technologies Ltd
(a),(e)
110 2
Lantheus Holdings Inc
(e)
25,800 1,837
LivaNova PLC
(e)
50,733 2,140
Lucid Diagnostics Inc
(e)
2,704 3
MaxCyte Inc
(e)
5,627 12
Merit Medical Systems Inc
(e)
223 19
Neogen Corp
(e)
12,126 56
OmniAb Inc
(e)
476 —
OmniAb Inc
(e)
5,074 10
OmniAb Inc
(e)
476 —
Omnicell Inc
(e)
2,563 79
OraSure Technologies Inc
(e)
4,185 13
Orthofix Medical Inc
(e)
2,126 23
OrthoPediatrics Corp
(e)
716 15
Pacific Biosciences of California Inc
(a),(e)
15,043 21
Quanterix Corp
(e)
2,171 13
Quantum-Si Inc
(a),(e)
8,318 12
QuidelOrtho Corp
(e)
2,111 49
Semler Scientific Inc
(a),(e)
413 15
STAAR Surgical Co
(a),(e)
415 7
Stereotaxis Inc
(e)
228 1
Tactile Systems Technology Inc
(e)
1,384 14
Utah Medical Products Inc 16,483 916
Varex Imaging Corp
(e)
2,307 17
Zimvie Inc
(e)
1,518 29
$ 16,560
Healthcare - Services - 0 .69%
Acadia Healthcare Co Inc
(e)
79,500 1,731
Addus HomeCare Corp
(e)
512 55
Ardent Health Inc
(e)
74,201 787
Astrana Health Inc
(e)
84,500 2,016
Aveanna Healthcare Holdings Inc
(e)
769 3
Blade Air Mobility Inc
(e)
3,782 15
Brookdale Senior Living Inc
(e)
1,549 12
Community Health Systems Inc
(e)
2,782 7
Concentra Group Holdings Parent Inc 65,081 1,299
DocGo Inc
(e)
5,069 7
Enhabit Inc
(e)
2,725 18
Fortrea Holdings Inc
(e)
5,054 29
Fulgent Genetics Inc
(e)
1,185 20
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Ginkgo Bioworks Holdings Inc
(a),(e)
1,993 $ 26
Innovage Holding Corp
(e)
687 2
LifeStance Health Group Inc
(e)
3,279 13
Nano-X Imaging Ltd
(a),(e)
2,888 14
National HealthCare Corp 698 67
OPKO Health Inc
(e)
20,038 26
PACS Group Inc
(e)
208 2
Pediatrix Medical Group Inc
(e)
4,741 58
Personalis Inc
(e)
2,932 16
RadNet Inc
(e)
727 40
SBC Medical Group Holdings Inc
(e)
362 2
Select Medical Holdings Corp 74,993 1,109
Sonida Senior Living Inc
(e)
108 3
Surgery Partners Inc
(e)
4,275 94
Teladoc Health Inc
(e)
7,878 57
US Physical Therapy Inc 328 24
$ 7,552
Home Builders - 2 .03%
Beazer Homes USA Inc
(e)
1,600 38
Century Communities Inc 15,729 886
Dream Finders Homes Inc
(e)
1,247 31
Forestar Group Inc
(e)
1,043 26
Green Brick Partners Inc
(e)
9,153 567
Hovnanian Enterprises Inc
(e)
266 32
Installed Building Products Inc 65,795 13,310
KB Home 13,591 751
LCI Industries 1,218 116
LGI Homes Inc
(e)
1,149 61
M/I Homes Inc
(e)
6,058 728
Meritage Homes Corp 3,952 266
Taylor Morrison Home Corp
(e)
5,487 325
Thor Industries Inc 22,400 2,038
Tri Pointe Homes Inc
(e)
52,383 1,613
Winnebago Industries Inc 51,615 1,534
$ 22,322
Home Furnishings - 0 .22%
Daktronics Inc
(e)
1,906 31
Ethan Allen Interiors Inc 1,284 38
Flexsteel Industries Inc 218 7
Hamilton Beach Brands Holding Co 448 7
Leggett & Platt Inc 131,190 1,253
Lovesac Co/The
(e)
283 5
MillerKnoll Inc 53,044 1,007
Sleep Number Corp
(a),(e)
1,234 9
Sonos Inc
(e)
541 6
Traeger Inc
(e)
2,024 3
Xperi Inc
(e)
2,571 16
$ 2,382
Insurance - 4 .33%
Ambac Financial Group Inc
(e)
2,632 22
American Coastal Insurance Corp 682 7
AMERISAFE Inc 511 23
Aspen Insurance Holdings Ltd
(e)
50,400 1,592
Assured Guaranty Ltd 11,200 947
Citizens Inc/TX
(a),(e)
2,669 10
CNO Financial Group Inc 59,985 2,209
Donegal Group Inc 963 17
eHealth Inc
(e)
1,602 5
Employers Holdings Inc 22,889 945
Essent Group Ltd 37,030 2,074
F&G Annuities & Life Inc 51,580 1,645
Fidelis Insurance Holdings Ltd 3,287 50
Genworth Financial Inc
(e)
22,907 180
GoHealth Inc
(a),(e)
315 2
Goosehead Insurance Inc 271 25
Greenlight Capital Re Ltd
(e)
1,446 19
Hamilton Insurance Group Ltd
(e)
2,472 53
Hanover Insurance Group Inc/The 72,015 12,360
Heritage Insurance Holdings Inc
(e)
281 6

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hippo Holdings Inc
(e)
487 $ 13
Horace Mann Educators Corp 26,643 1,133
Investors Title Co 66 14
Jackson Financial Inc 3,985 349
James River Group Holdings Ltd 2,052 12
Kemper Corp 30,400 1,872
Kestrel Group Ltd
(e)
26 1
Kingstone Cos Inc 46 1
Lincoln National Corp 44,600 1,700
MBIA Inc
(e)
2,545 14
Mercury General Corp 1,490 103
MGIC Investment Corp 37,200 963
NI Holdings Inc
(e)
427 5
NMI Holdings Inc
(e)
56,049 2,091
ProAssurance Corp
(e)
2,834 67
Safety Insurance Group Inc 813 57
Selective Insurance Group Inc 164,894 12,858
Selectquote Inc
(e)
2,665 5
SiriusPoint Ltd
(e)
5,083 100
Stewart Information Services Corp 24,939 1,619
Tiptree Inc 904 19
United Fire Group Inc 21,143 561
Universal Insurance Holdings Inc 1,060 25
White Mountains Insurance Group Ltd 1,040 1,859
$ 47,632
Internet - 0 .19%
1-800-Flowers.com Inc
(a),(e)
1,292 8
Angi Inc
(e)
2,378 39
BARK Inc
(e)
2,250 2
Beyond Inc
(a),(e)
3,029 27
Bumble Inc
(e)
3,564 28
Cars.com Inc
(e)
3,206 41
Entravision Communications Corp 2,980 7
ePlus Inc 23,989 1,553
Eventbrite Inc
(e)
4,394 11
Gaia Inc
(e)
1,166 5
Getty Images Holdings Inc
(a),(e)
6,494 11
HealthStream Inc 759 20
Lands' End Inc
(e)
704 8
LifeMD Inc
(e)
647 7
Newsmax Inc
(a),(e)
423 6
Nextdoor Holdings Inc
(e)
11,708 20
Open Lending Corp
(e)
6,046 13
RealReal Inc/The
(e)
3,913 21
Rumble Inc
(e)
3,326 28
Serve Robotics Inc
(a),(e)
353 4
Shutterstock Inc 1,303 25
Stitch Fix Inc
(e)
5,539 26
Triller Group Inc
(e)
7,055 4
TripAdvisor Inc
(e)
3,329 58
TrueCar Inc
(e)
4,644 8
Tucows Inc
(e)
337 6
Vivid Seats Inc
(e)
1,554 2
Ziff Davis Inc
(e)
2,337 73
$ 2,061
Investment Companies - 0 .12%
Bit Digital Inc
(e)
10,064 29
Cannae Holdings Inc 3,177 68
Cipher Mining Inc
(e)
14,724 80
Cleanspark Inc
(e)
15,415 175
Compass Diversified Holdings 3,666 23
Core Scientific Inc
(e)
2,555 35
HA Sustainable Infrastructure Capital Inc 6,780 176
Hut 8 Corp
(e)
5,216 111
MARA Holdings Inc
(a),(e)
19,282 310
NewtekOne Inc 1,463 17
Riot Platforms Inc
(e)
18,365 246
Terawulf Inc
(e)
871 5
$ 1,275
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .03%
Commercial Metals Co 6,310 $ 327
Friedman Industries Inc 370 6
$ 333
Leisure Products & Services - 0 .68%
American Outdoor Brands Inc
(e)
725 7
Brunswick Corp/DE 37,300 2,174
Clarus Corp 1,644 6
Escalade Inc 597 7
Global Business Travel Group I
(e)
728 5
Harley-Davidson Inc 79,100 1,924
Johnson Outdoors Inc 324 11
Malibu Boats Inc
(e)
1,023 34
Marine Products Corp 220 2
MasterCraft Boat Holdings Inc
(e)
878 17
Peloton Interactive Inc
(e)
13,270 95
Polaris Inc 36,261 1,919
Sabre Corp
(e)
14,858 45
Topgolf Callaway Brands Corp
(e)
7,320 68
YETI Holdings Inc
(e)
31,700 1,164
$ 7,478
Lodging - 0 .53%
Boyd Gaming Corp 12,600 1,070
Hilton Grand Vacations Inc
(e)
51,800 2,321
Marcus Corp/The 1,290 21
Travel + Leisure Co 41,700 2,471
$ 5,883
Machinery - Construction & Mining - 0 .03%
Astec Industries Inc 1,265 50
Hyster-Yale Inc 669 28
Manitowoc Co Inc/The
(e)
1,866 24
NANO Nuclear Energy Inc
(a),(e)
111 4
Net Power Inc
(a),(e)
1,889 6
Terex Corp 3,620 184
$ 296
Machinery - Diversified - 1 .51%
Aebi Schmidt Holding AG
(e)
1,739 18
Alamo Group Inc 399 89
Albany International Corp 15,562 843
Cactus Inc 23,200 982
Columbus McKinnon Corp/NY 132,593 1,942
Eastman Kodak Co
(e)
3,505 24
Flowserve Corp 39,100 2,191
Gates Industrial Corp PLC
(e)
43,100 1,069
Gencor Industries Inc
(e)
576 8
Ichor Holdings Ltd
(e)
1,862 37
Palladyne AI Corp
(a),(e)
1,507 12
Power Solutions International Inc
(e)
36 3
Tennant Co 19,538 1,613
Thermon Group Holdings Inc
(e)
76,884 2,174
Watts Water Technologies Inc 21,325 5,594
$ 16,599
Media - 0 .16%
Altice USA Inc
(e)
12,315 32
AMC Networks Inc
(e)
1,906 11
Cable One Inc 283 36
CuriosityStream Inc 177 1
EW Scripps Co/The
(e)
3,708 11
Gannett Co Inc
(e)
975 4
Gray Media Inc 4,948 22
iHeartMedia Inc
(e)
7,032 13
Liberty Latin America Ltd - Class A
(e)
1,724 12
Liberty Latin America Ltd - Class C
(e)
6,949 50
Scholastic Corp 1,178 29
Sinclair Inc 2,117 31
Sphere Entertainment Co
(e)
1,546 67
TEGNA Inc 87,331 1,459
Value Line Inc 8 —
WideOpenWest Inc
(e)
2,984 10
$ 1,788

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 1 .89%
Ascent Industries Co
(e)
443 $ 6
AZZ Inc 5,500 602
Eastern Co/The 339 8
Helios Technologies Inc 1,845 68
Hillman Solutions Corp
(e)
10,993 87
Janus International Group Inc
(e)
261,015 2,236
L B Foster Co
(e)
27,602 649
Mayville Engineering Co Inc
(e)
716 12
Metallus Inc
(e)
2,012 32
Mueller Industries Inc 53,615 4,577
Olympic Steel Inc 558 17
Park-Ohio Holdings Corp 567 9
Proto Labs Inc
(e)
1,307 56
Ryerson Holding Corp 1,472 30
Standex International Corp 120 20
Timken Co/The 28,000 2,131
Tredegar Corp
(e)
1,576 14
Valmont Industries Inc 27,705 10,083
Worthington Enterprises Inc 1,181 73
Worthington Steel Inc 1,799 55
$ 20,765
Mining - 0 .29%
American Battery Technology Co
(e)
2,133 5
Caledonia Mining Corp PLC 878 17
Centrus Energy Corp
(e)
184 40
Coeur Mining Inc
(e)
17,802 155
Compass Minerals International Inc
(e)
486 10
Constellium SE
(e)
77,167 1,058
Critical Metals Corp
(e)
1,384 5
Encore Energy Corp
(e)
10,215 27
Energy Fuels Inc/Canada
(a),(e)
8,469 77
Ferroglobe PLC
(a)
6,620 28
Hecla Mining Co 25,471 146
Ivanhoe Electric Inc / US
(e)
740 7
Kaiser Aluminum Corp 18,818 1,454
MAC Copper Ltd
(e)
3,939 47
Novagold Resources Inc
(e)
959 5
Piedmont Lithium Inc
(e)
99 1
SSR Mining Inc
(e)
11,312 135
$ 3,217
Miscellaneous Manufacturers - 1 .36%
Core Molding Technologies Inc
(e)
472 8
Enpro Inc 1,025 218
Hillenbrand Inc 87,799 1,819
JBT Marel Corp 80,201 11,052
LSB Industries Inc
(e)
2,913 22
Materion Corp 921 97
Myers Industries Inc 113,342 1,661
NL Industries Inc 554 3
Outdoor Holding Co
(e)
5,473 6
Park Aerospace Corp 513 9
Smith & Wesson Brands Inc 2,413 19
Sturm Ruger & Co Inc 595 20
Trinity Industries Inc 2,394 56
$ 14,990
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 6,437 73
Xerox Holdings Corp 6,453 26
$ 99
Office Furnishings - 0 .14%
CompX International Inc 65 1
HNI Corp 1,085 56
Interface Inc 2,853 59
Steelcase Inc 140,738 1,454
Virco Mfg. Corp 613 5
$ 1,575
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 5 .11%
Antero Resources Corp
(e)
204,150 $ 7,131
Baytex Energy Corp 1,017,371 2,167
Berry Corp 4,545 14
BKV Corp
(e)
901 19
Borr Drilling Ltd
(e)
12,333 25
California Resources Corp 28,534 1,375
CNX Resources Corp
(e)
7,899 239
Comstock Resources Inc
(e)
1,226 22
Crescent Energy Co 220,913 2,041
CVR Energy Inc 67,500 1,808
Delek US Holdings Inc 86,000 1,924
Diversified Energy Co PLC 3,028 46
Empire Petroleum Corp
(e)
67 —
Epsilon Energy Ltd 1,041 6
Evolution Petroleum Corp 272 1
Granite Ridge Resources Inc 3,009 16
Helmerich & Payne Inc 5,351 87
HighPeak Energy Inc
(a)
1,080 11
Infinity Natural Resources Inc
(e)
711 11
Kolibri Global Energy Inc
(e)
1,642 10
Kosmos Energy Ltd
(e)
1,015,172 2,183
Magnolia Oil & Gas Corp 8,269 197
Matador Resources Co 112,365 5,605
Murphy Oil Corp 312,324 7,749
Nabors Industries Ltd
(e)
757 26
NextNRG Inc
(e)
904 1
Noble Corp PLC 42,702 1,145
Northern Oil & Gas Inc 79,112 2,228
Par Pacific Holdings Inc
(e)
67,391 2,115
Patterson-UTI Energy Inc 19,639 116
PBF Energy Inc 88,337 1,997
Permian Resources Corp 341,830 4,840
Prairie Operating Co
(e)
1,479 5
PrimeEnergy Resources Corp
(e)
16 3
Riley Exploration Permian Inc 610 16
SandRidge Energy Inc 1,993 21
Seadrill Ltd
(e)
2,190 64
Sitio Royalties Corp 4,315 78
SM Energy Co 80,323 2,216
Talos Energy Inc
(e)
245,673 2,100
Transocean Ltd
(e)
41,439 121
VAALCO Energy Inc
(a)
513,886 1,911
Valaris Ltd
(e)
25,343 1,232
Vital Energy Inc
(e)
118,058 2,206
Vitesse Energy Inc
(a)
1,611 38
W&T Offshore Inc 5,858 10
Weatherford International PLC 19,300 1,091
$ 56,267
Oil & Gas Services - 1 .46%
Atlas Energy Solutions Inc
(a)
1,270 16
Bristow Group Inc
(e)
1,582 55
Core Laboratories Inc 65,883 720
DMC Global Inc
(e)
775 6
DNOW Inc
(e)
5,968 93
Expro Group Holdings NV
(e)
209,804 2,262
Flotek Industries Inc
(e)
611 7
Flowco Holdings Inc 481 9
Forum Energy Technologies Inc
(e)
656 13
Helix Energy Solutions Group Inc
(e)
150,865 895
Innovex International Inc
(e)
99,825 1,639
Liberty Energy Inc 119,861 1,479
Mammoth Energy Services Inc
(e)
1,437 4
Matrix Service Co
(e)
1,189 18
National Energy Services Reunited Corp
(a),(e)
145,205 968
Natural Gas Services Group Inc 441 11
NOV Inc 138,700 1,745
Oceaneering International Inc
(e)
644 14
Oil States International Inc
(e)
253,331 1,264
ProFrac Holding Corp
(a),(e)
184,485 1,295

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
ProPetro Holding Corp
(e)
169,730 $ 910
Ranger Energy Services Inc 1,012 14
RPC Inc 203,845 948
SEACOR Marine Holdings Inc
(e)
1,143 6
Select Water Solutions Inc 117,405 1,130
TETRA Technologies Inc
(e)
7,038 29
Tidewater Inc
(e)
10,759 538
$ 16,088
Packaging & Containers - 0 .95%
Ardagh Metal Packaging SA 5,749 23
Clearwater Paper Corp
(e)
894 20
Greif Inc - Class A 1,402 89
Greif Inc - Class B 263 17
O-I Glass Inc
(e)
6,428 84
Ranpak Holdings Corp
(e)
2,614 10
Silgan Holdings Inc 157,085 7,309
Sonoco Products Co 22,000 991
TriMas Corp 53,321 1,905
$ 10,448
Pharmaceuticals - 0 .52%
Aclaris Therapeutics Inc
(e)
5,354 8
AdaptHealth Corp
(e)
5,115 46
Agios Pharmaceuticals Inc
(e)
3,135 117
Akebia Therapeutics Inc
(e)
12,337 45
Alector Inc
(e)
4,322 6
Alkermes PLC
(e)
2,228 59
Amneal Pharmaceuticals Inc
(e)
1,131 9
Amphastar Pharmaceuticals Inc
(e)
68,790 1,442
Amylyx Pharmaceuticals Inc
(e)
924 7
Anika Therapeutics Inc
(e)
694 6
Aquestive Therapeutics Inc
(e)
3,359 13
Arvinas Inc
(e)
3,248 24
AstraZeneca PLC - Contingent Value Rights
(e),(f)
3,047 1
aTyr Pharma Inc
(e)
403 2
Biote Corp
(e)
1,139 5
Cidara Therapeutics Inc
(e)
927 59
Coherus Oncology Inc
(e)
3,985 4
Enanta Pharmaceuticals Inc
(e)
1,122 8
Fennec Pharmaceuticals Inc
(e)
1,014 8
Foghorn Therapeutics Inc
(e)
520 3
Fulcrum Therapeutics Inc
(e)
2,707 18
Herbalife Ltd
(e)
1,552 14
Heron Therapeutics Inc
(a),(e)
7,559 13
Indivior PLC
(e)
1,043 21
Inhibikase Therapeutics Inc
(e)
3,076 5
Ironwood Pharmaceuticals Inc
(e)
1,001 1
Jazz Pharmaceuticals PLC
(e)
19,000 2,178
Maze Therapeutics Inc
(a),(e)
488 7
MediWound Ltd
(e)
38 1
Nature's Sunshine Products Inc
(e)
640 9
Neurogene Inc
(a),(e)
581 13
ORIC Pharmaceuticals Inc
(e)
1,757 17
Owens & Minor Inc
(e)
4,164 29
Pacira BioSciences Inc
(e)
2,338 49
Premier Inc 5,058 109
SIGA Technologies Inc 143,682 950
Spyre Therapeutics Inc
(e)
970 16
Supernus Pharmaceuticals Inc
(e)
2,721 95
Tonix Pharmaceuticals Holding Corp
(a),(e)
413 16
USANA Health Sciences Inc
(e)
591 17
Vanda Pharmaceuticals Inc
(e)
3,284 14
Vaxcyte Inc
(e)
6,997 237
Voyager Therapeutics Inc
(e)
2,747 9
$ 5,710
Pipelines - 0 .40%
Excelerate Energy Inc 55,450 1,423
Golar LNG Ltd 5,559 229
Kinetik Holdings Inc 710 31
New Fortress Energy Inc
(a)
9,382 25
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
NextDecade Corp
(e)
233,800 $ 2,656
Summit Midstream Corp
(e)
584 15
$ 4,379
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 1,025 13
Real Estate - 2 .03%
American Realty Investors Inc
(e)
142 2
Anywhere Real Estate Inc
(e)
5,840 27
Cushman & Wakefield PLC
(e)
1,403,980 17,115
Douglas Elliman Inc
(e)
345,726 951
FRP Holdings Inc
(e)
619 16
Kennedy-Wilson Holdings Inc 6,701 49
Legacy Housing Corp
(e)
30,909 691
Logistic Properties Of The Americas
(e)
215 1
Marcus & Millichap Inc 29,204 910
Maui Land & Pineapple Co Inc
(e)
42 1
McGrath RentCorp 6,528 815
Mobile Infrastructure Corp
(e)
986 4
Newmark Group Inc 7,554 115
RE/MAX Holdings Inc
(e)
1,019 8
RMR Group Inc/The 54,916 882
Seaport Entertainment Group Inc
(a),(e)
441 10
Seritage Growth Properties
(e)
243,649 777
Stratus Properties Inc
(e)
407 6
Transcontinental Realty Investors Inc
(e)
129 5
$ 22,385
REITs - 3 .53%
Acadia Realty Trust 7,317 137
ACRES Commercial Realty Corp
(e)
299 6
Advanced Flower Capital Inc 1,081 5
AG Mortgage Investment Trust Inc 1,552 12
Alexander & Baldwin Inc 4,023 72
Alpine Income Property Trust Inc 747 10
American Assets Trust Inc 75,762 1,441
American Healthcare REIT Inc 5,725 221
Angel Oak Mortgage REIT Inc 503 5
Apartment Investment and Management Co 3,066 26
Apollo Commercial Real Estate Finance Inc 100,502 967
Apple Hospitality REIT Inc 12,438 146
Arbor Realty Trust Inc 10,589 118
Ares Commercial Real Estate Corp 188,619 843
Armada Hoffler Properties Inc 4,421 30
ARMOUR Residential REIT Inc 4,559 74
Blackstone Mortgage Trust Inc 9,027 167
Braemar Hotels & Resorts Inc 3,477 8
Brandywine Realty Trust 260,784 1,043
BrightSpire Capital Inc 196,392 1,017
Broadstone Net Lease Inc 10,529 171
BRT Apartments Corp 640 9
CareTrust REIT Inc 9,471 301
CBL & Associates Properties Inc 261 7
Centerspace 929 51
Chatham Lodging Trust 2,605 18
Chimera Investment Corp 4,458 60
City Office REIT Inc 2,177 15
Claros Mortgage Trust Inc 292,418 833
Clipper Realty Inc 882 3
Community Healthcare Trust Inc 1,491 23
COPT Defense Properties 6,315 172
CTO Realty Growth Inc 1,703 28
Curbline Properties Corp 5,387 119
DiamondRock Hospitality Co 134,976 1,042
Diversified Healthcare Trust 11,998 39
Douglas Emmett Inc 142,185 2,155
Dynex Capital Inc 5,835 73
Easterly Government Properties Inc 2,213 49
Ellington Financial Inc 5,106 65
Elme Communities 4,875 74
Empire State Realty Trust Inc 134,567 974

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Essential Properties Realty Trust Inc 11,070 $ 338
Farmland Partners Inc 2,344 25
Four Corners Property Trust Inc 5,526 139
Franklin BSP Realty Trust Inc 4,530 46
Franklin Street Properties Corp 4,479 7
FrontView REIT Inc 1,046 12
Getty Realty Corp 2,859 79
Gladstone Commercial Corp 2,027 27
Gladstone Land Corp 1,932 18
Global Medical REIT Inc 218,505 1,460
Global Net Lease Inc 11,082 77
Granite Point Mortgage Trust Inc 156,715 400
Hudson Pacific Properties Inc
(e)
17,538 43
Independence Realty Trust Inc 12,915 217
Industrial Logistics Properties Trust 3,157 17
Innovative Industrial Properties Inc 1,538 80
InvenTrust Properties Corp 4,314 119
Invesco Mortgage Capital Inc 3,638 27
JBG SMITH Properties 4,083 86
Kite Realty Group Trust 12,265 270
KKR Real Estate Finance Trust Inc 3,146 28
Ladder Capital Corp 6,297 69
LTC Properties Inc 2,532 86
Lument Finance Trust Inc 2,539 5
LXP Industrial Trust 16,198 126
Macerich Co/The 14,107 236
MFA Financial Inc 5,674 52
Modiv Industrial Inc 552 8
National Health Investors Inc 1,982 138
NET Lease Office Properties 848 28
NETSTREIT Corp 3,420 62
New York Mortgage Trust Inc 4,705 30
NexPoint Diversified Real Estate Trust 2,012 9
Nexpoint Real Estate Finance Inc 451 6
NexPoint Residential Trust Inc 850 27
NNN REIT Inc 158,190 6,527
One Liberty Properties Inc 989 22
Orchid Island Capital Inc 5,971 42
Paramount Group Inc
(e)
10,298 63
Park Hotels & Resorts Inc 183,700 1,958
Peakstone Realty Trust 2,016 27
Pebblebrook Hotel Trust 197,313 1,979
PennyMac Mortgage Investment Trust 4,824 57
Phillips Edison & Co Inc 5,746 194
Piedmont Realty Trust Inc 6,857 52
Plymouth Industrial REIT Inc 2,283 33
Postal Realty Trust Inc 1,218 17
PotlatchDeltic Corp 4,125 169
Ready Capital Corp 9,246 39
Redwood Trust Inc 7,315 40
Rithm Property Trust Inc 2,344 6
RLJ Lodging Trust 8,277 61
Sabra Health Care REIT Inc 13,210 238
Safehold Inc 3,096 43
Saul Centers Inc 72 2
Service Properties Trust 8,575 23
Seven Hills Realty Trust 811 8
Sila Realty Trust Inc 3,066 75
SITE Centers Corp 2,764 30
SL Green Realty Corp 3,994 229
Smartstop Self Storage REIT Inc
(a)
1,574 53
STAG Industrial Inc 261,400 8,974
Strawberry Fields REIT Inc 47 —
Summit Hotel Properties Inc 6,078 32
Sunrise Realty Trust Inc 566 6
Sunstone Hotel Investors Inc 9,928 87
Tanger Inc 566 17
Terreno Realty Corp 5,689 316
TPG RE Finance Trust Inc 3,784 33
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Two Harbors Investment Corp 2,793 $ 27
Uniti Group Inc
(e)
13,178 70
Universal Health Realty Income Trust 102 4
Urban Edge Properties 7,048 139
Veris Residential Inc 4,349 61
Whitestone REIT 2,481 30
Xenia Hotels & Resorts Inc 4,786 61
$ 38,870
Retail - 3 .33%
Academy Sports & Outdoors Inc 14,389 730
Advance Auto Parts Inc 3,335 177
American Eagle Outfitters Inc
(a)
9,014 97
America's Car-Mart Inc/TX
(e)
419 19
Arko Corp 3,959 17
Asbury Automotive Group Inc
(e)
7,066 1,570
Barnes & Noble Education Inc
(a),(e)
884 8
Bassett Furniture Industries Inc 481 8
Bath & Body Works Inc 31,100 901
Biglari Holdings Inc
(e)
36 11
BJ's Restaurants Inc
(e)
431 15
Bloomin' Brands Inc 108,832 992
BlueLinx Holdings Inc
(e)
432 32
Buckle Inc/The 117 6
Caleres Inc 1,806 25
Citi Trends Inc
(e)
282 9
Clean Energy Fuels Corp
(e)
9,898 20
Cracker Barrel Old Country Store Inc 889 55
Dave & Buster's Entertainment Inc
(e)
19,500 570
Denny's Corp
(e)
234,035 870
Designer Brands Inc 1,792 5
Dine Brands Global Inc 735 17
El Pollo Loco Holdings Inc
(e)
88,462 911
EVgo Inc
(a),(e)
5,931 20
FirstCash Holdings Inc 80,940 10,788
Foot Locker Inc
(e)
4,735 119
Genesco Inc
(e)
570 14
GMS Inc
(e)
1,189 130
Group 1 Automotive Inc 3,726 1,535
Haverty Furniture Cos Inc 74,574 1,539
J Jill Inc 408 6
Jack in the Box Inc 203 4
Kohl's Corp
(a)
6,038 65
Krispy Kreme Inc
(a)
3,982 14
La-Z-Boy Inc 2,283 82
MarineMax Inc
(e)
44,269 1,004
Movado Group Inc 847 13
MSC Industrial Direct Co Inc 22,500 1,949
National Vision Holdings Inc
(e)
4,309 105
Nu Skin Enterprises Inc 2,693 23
ODP Corp/The
(e)
1,528 27
OneWater Marine Inc
(a),(e)
94,859 1,455
Papa John's International Inc 1,656 70
PC Connection Inc 11,416 703
Petco Health & Wellness Co Inc
(e)
4,272 13
PetMed Express Inc
(e)
119,863 374
Portillo's Inc
(a),(e)
3,108 31
Potbelly Corp
(e)
185 2
Sally Beauty Holdings Inc
(e)
5,618 55
Savers Value Village Inc
(e)
108 1
Shoe Carnival Inc 1,000 20
Signet Jewelers Ltd 14,817 1,172
Sonic Automotive Inc 18,119 1,311
Tile Shop Holdings Inc
(e)
916 6
Urban Outfitters Inc
(e)
2,284 172
Victoria's Secret & Co
(e)
2,671 50
Warby Parker Inc
(e)
275,765 6,605
Winmark Corp 165 62
Zumiez Inc
(e)
932 13
$ 36,617

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 2 .13%
Axos Financial Inc
(e)
2,518 $ 217
Banc of California Inc 144,971 2,105
BankFinancial Corp
(a)
659 7
Berkshire Hills Bancorp Inc 80,155 1,975
Brookline Bancorp Inc 174,661 1,803
BV Financial Inc
(a),(e)
511 8
Capitol Federal Financial Inc 349,111 2,102
CF Bankshares Inc 214 5
Citizens Community Bancorp Inc/WI 566 8
Eagle Bancorp Montana Inc
(a)
437 7
Finward Bancorp
(a)
191 5
First Capital Inc 192 7
First Savings Financial Group Inc 327 8
Flagstar Financial Inc 182,781 2,064
Flushing Financial Corp 82,767 992
FS Bancorp Inc 392 15
Greene County Bancorp Inc 192 5
Hingham Institution For Savings The
(a)
6,079 1,488
Home Bancorp Inc 18,783 982
HomeTrust Bancshares Inc 890 35
Northfield Bancorp Inc 103,477 1,102
Northwest Bancshares Inc 8,069 94
OceanFirst Financial Corp 119,275 2,001
Pacific Premier Bancorp Inc 95,744 2,075
Provident Financial Services Inc 113,900 2,076
Riverview Bancorp Inc 1,137 6
Sound Financial Bancorp Inc 120 6
Southern Missouri Bancorp Inc 9,402 508
Timberland Bancorp Inc/WA 415 13
WaFd Inc 54,253 1,579
Waterstone Financial Inc 880 12
WSFS Financial Corp 3,223 177
$ 23,487
Semiconductors - 0 .40%
ACM Research Inc
(e)
2,783 84
Aehr Test Systems
(e)
314 5
Aeluma Inc
(e)
497 11
Alpha & Omega Semiconductor Ltd
(e)
1,396 36
Arteris Inc
(e)
1,510 15
Axcelis Technologies Inc
(e)
1,650 112
CEVA Inc
(e)
166 4
Cohu Inc
(e)
2,538 45
Diodes Inc
(e)
26,943 1,330
FormFactor Inc
(e)
1,094 31
Kulicke & Soffa Industries Inc 1,213 40
MaxLinear Inc
(e)
3,922 62
Navitas Semiconductor Corp
(a),(e)
6,205 45
Penguin Solutions Inc
(e)
2,938 69
Photronics Inc
(e)
109,191 2,223
Richardson Electronics Ltd/United States 674 7
Synaptics Inc
(e)
1,973 124
Ultra Clean Holdings Inc
(e)
2,281 51
Veeco Instruments Inc
(e)
3,154 66
Vishay Precision Group Inc
(e)
664 18
$ 4,378
Shipbuilding - 1 .33%
Huntington Ingalls Industries Inc 52,400 14,612
Software - 0 .96%
8x8 Inc
(e)
7,257 14
ACI Worldwide Inc
(e)
33,700 1,434
Adeia Inc 142,795 1,849
Airship AI Holdings Inc
(a),(e)
290 2
Asure Software Inc
(e)
1,457 14
Bandwidth Inc
(e)
1,186 17
BigBear.ai Holdings Inc
(a),(e)
12,311 78
Blackbaud Inc
(e)
419 28
Box Inc
(e)
1,713 55
CCC Intelligent Solutions Holdings Inc
(e)
659,330 6,376
Cerence Inc
(e)
1,676 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Consensus Cloud Solutions Inc
(e)
1,050 $ 21
CS Disco Inc
(e)
565 2
CSG Systems International Inc 176 11
Daily Journal Corp
(e)
15 6
Definitive Healthcare Corp
(e)
2,092 8
Digi International Inc
(e)
2,027 66
Digital Turbine Inc
(e)
2,098 11
Domo Inc
(e)
315 5
Donnelley Financial Solutions Inc
(e)
417 22
E2open Parent Holdings Inc
(e)
10,153 34
eGain Corp
(e)
393 2
Evolent Health Inc
(e)
4,375 44
Expensify Inc
(e)
1,896 4
Faraday Future Intelligent Electric Inc
(e)
5,250 11
Fastly Inc
(e)
7,592 52
GigaCloud Technology Inc
(a),(e)
1,442 32
Health Catalyst Inc
(e)
3,989 15
I3 Verticals Inc
(e)
1,220 34
Immersion Corp 1,748 12
N-able Inc/US
(e)
3,982 32
Olo Inc
(e)
2,629 28
ON24 Inc
(e)
2,209 11
Outset Medical Inc
(a),(e)
639 10
Playstudios Inc
(e)
5,211 6
Playtika Holding Corp 2,545 11
Porch Group Inc
(e)
922 12
PubMatic Inc
(e)
2,290 28
Rackspace Technology Inc
(e)
3,682 5
Silvaco Group Inc
(a),(e)
526 2
Skillsoft Corp
(e)
305 4
Teads Holding Co
(e)
2,129 5
Verint Systems Inc
(e)
3,455 74
Vimeo Inc
(e)
5,059 19
Waystar Holding Corp
(e)
801 30
$ 10,550
Supranational Bank - 0 .01%
Banco Latinoamericano de Comercio Exterior SA 1,619 65
Telecommunications - 0 .79%
A10 Networks Inc 656 12
Applied Digital Corp
(a),(e)
2,338 31
ATN International Inc 586 10
Aviat Networks Inc
(e)
42,545 919
Ciena Corp
(e)
72,695 6,749
Clearfield Inc
(a),(e)
370 16
CommScope Holding Co Inc
(e)
4,528 37
DigitalBridge Group Inc 9,507 102
EchoStar Corp
(e)
7,517 245
Harmonic Inc
(e)
4,656 40
IDT Corp - Class B 218 13
Inseego Corp
(e)
690 5
Lumen Technologies Inc
(e)
6,139 27
NETGEAR Inc
(e)
1,521 36
Powerfleet Inc NJ
(e)
6,887 28
Preformed Line Products Co 125 19
Ribbon Communications Inc
(e)
4,995 19
Satellogic Inc
(a),(e)
1,002 3
Shenandoah Telecommunications Co 2,794 41
Spok Holdings Inc 1,102 20
Telephone and Data Systems Inc 5,459 213
Viasat Inc
(e)
6,278 103
$ 8,688
Textiles - 0 .11%
UniFirst Corp/MA 6,839 1,170
Toys, Games & Hobbies - 0 .16%
Funko Inc
(e)
2,149 8
JAKKS Pacific Inc 50,726 898
Mattel Inc
(e)
51,000 868
$ 1,774

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .41%
ArcBest Corp 1,275 $ 93
Ardmore Shipping Corp 1,889 21
Costamare Bulkers Holdings Ltd
(e)
473 4
Costamare Inc 2,432 25
Covenant Logistics Group Inc 684 16
CryoPort Inc
(e)
2,117 15
DHT Holdings Inc 7,063 78
Dorian LPG Ltd 2,038 59
FLEX LNG Ltd 1,448 36
Forward Air Corp
(e)
754 23
Genco Shipping & Trading Ltd 2,159 34
Golden Ocean Group Ltd
(a)
5,661 46
Heartland Express Inc 173,212 1,354
Himalaya Shipping Ltd
(a),(e)
1,760 12
Hub Group Inc 3,319 116
International Seaways Inc 14,831 592
Kirby Corp
(e)
82,005 7,816
Marten Transport Ltd 37,716 458
Matson Inc 11,001 1,174
Navigator Holdings Ltd
(a)
1,787 28
Nordic American Tankers Ltd 11,406 32
PAMT CORP
(e)
340 4
Pangaea Logistics Solutions Ltd 1,760 9
Proficient Auto Logistics Inc
(a),(e)
1,394 10
Radiant Logistics Inc
(e)
1,956 12
RXO Inc
(e)
8,481 131
Safe Bulkers Inc 3,401 13
Schneider National Inc 38,800 949
Scorpio Tankers Inc 2,408 109
SFL Corp Ltd 6,718 62
Teekay Corp Ltd 2,914 21
Teekay Tankers Ltd 1,336 57
Universal Logistics Holdings Inc
(a)
399 10
Werner Enterprises Inc 2,789 77
World Kinect Corp 73,145 1,995
$ 15,491
Trucking & Leasing - 1 .00%
GATX Corp 63,048 9,626
Greenbrier Cos Inc/The 29,031 1,322
Willis Lease Finance Corp 179 25
$ 10,973
Water - 0 .25%
American States Water Co 738 54
Artesian Resources Corp 15,200 496
California Water Service Group 3,322 151
Consolidated Water Co Ltd 600 18
Global Water Resources Inc 49 1
H2O America 40,764 1,968
Middlesex Water Co 839 43
York Water Co/The 683 21
$ 2,752
TOTAL COMMON STOCKS $ 1,041,818
Total Investments $ 1,130,813
Other Assets and Liabilities -  (2.80)% (30,750)
TOTAL NET ASSETS - 100.00% $ 1,100,063
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $31,296 or 2.84% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $32,379 or
2.94% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales July 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.22% $ 26,059 $ 535,941 $ 507,797 $ 54,203
$ 26,059 $ 535,941 $ 507,797 $ 54,203
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.22% $ 1,117 $ — $ — $ —
$ 1,117 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Value Fund II
July 31, 2025 (unaudited)

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2025 Long 34 $ 3,774 $ (57)
Total $ (57)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2025 (unaudited)

INVESTMENT COMPANIES - 0 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .09%
iShares National Muni Bond ETF 528 $ 55
iShares Short-Term National Muni Bond ETF 374 40
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen ICE High Yield Municipal Bond ETF 9,994 243
VanEck High Yield Muni ETF 2,363 116
$ 459
TOTAL INVESTMENT COMPANIES $ 459
MUNICIPAL BONDS - 105 .62%
Principal
Amount (000's) Value (000's)
Alabama - 4 .48%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(a)
$ 3,220 $ 3,449
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,210
5.00%, 09/01/2046 3,445 3,430
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,845
Southeast Energy Authority A Cooperative District
5.00%, 01/01/2056
(a)
5,000 5,045
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(b)
1,997 1,923
$ 21,902
Arizona - 1 .67%
Arizona Industrial Development Authority
5.13%, 01/01/2059 575 521
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 5,661
Navajo Nation
5.50%, 12/01/2030
(b)
1,990 1,999
$ 8,181
Arkansas - 0 .20%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 976
California - 13 .40%
California Community Choice Financing Authority
5.00%, 07/01/2053
(a)
5,000 5,230
California Educational Facilities Authority
5.00%, 04/01/2051 3,000 3,144
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
6,841 6,787
California Infrastructure & Economic Development
Bank
9.50%, 01/01/2065
(a),(b)
9,500 8,471
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 3,980
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,376
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,000
California Public Finance Authority
6.50%, 06/01/2054
(b)
8,000 7,330
California State Public Works Board
5.00%, 02/01/2032 2,500 2,822
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,179
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,437
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty )
5.25%, 06/01/2047
(c)
1,650 1,646
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
5.00%, 05/15/2029 $ 1,250 $ 1,339
5.00%, 05/15/2037
(d)
3,824 3,966
5.00%, 05/15/2044
(d)
5,150 5,059
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,342
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,971
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,505
$ 65,584
Colorado - 1 .46%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 982
Rib Floater Trust Various States
3.00%, 12/15/2042
(a),(b)
3,000 3,000
Southern Ute Indian Tribe of the Southern Ute
Reservation of Colorado
5.00%, 04/01/2035
(b)
3,000 3,165
$ 7,147
Connecticut - 1 .26%
Connecticut State Health & Educational Facilities
Authority
5.00%, 07/01/2064
(a)
2,000 2,254
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
3,900 3,930
$ 6,184
District of Columbia - 0 .44%
District of Columbia
5.00%, 04/01/2060
(a)
2,000 2,156
Florida - 7 .22%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,552
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,050 2,954
Collier County Industrial Development
Authority (credit support from Assured Guaranty )
5.00%, 10/01/2049
(c)
1,500 1,497
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 6,705
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 3,619
5.50%, 07/01/2053 2,500 2,035
6.13%, 07/01/2032
(a),(b)
4,000 4,045
Florida Development Finance Corp (credit support
from Assured Guaranty )
5.25%, 07/01/2047
(c)
4,985 4,761
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(d)
3,000 3,045
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,093
$ 35,306
Georgia - 5 .51%
Atlanta Development Authority/The
5.00%, 04/01/2034
(b)
5,650 5,622
5.50%, 04/01/2039
(b)
2,500 2,494
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 10,044
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,281
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
1,752 1,754

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2025 (unaudited)

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia (continued)
Georgia Ports Authority
5.00%, 07/01/2047 $ 1,000 $ 1,019
5.25%, 07/01/2043 3,585 3,762
$ 26,976
Illinois - 9 .57%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,037
City of Chicago IL
6.00%, 01/01/2050 4,500 4,598
6.00%, 01/01/2050 1,000 1,024
6.00%, 01/01/2055 1,500 1,528
7.46%, 02/15/2026 346 242
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,545
Illinois State Toll Highway Authority
4.00%, 01/01/2046 410 357
5.00%, 12/01/2031 5,200 5,235
5.00%, 01/01/2040
(d)
2,000 2,001
5.25%, 01/01/2043
(d)
2,340 2,444
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 4,449
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
1,785 1,884
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,815
5.00%, 01/01/2040 3,000 3,031
State of Illinois
5.00%, 11/01/2028 4,590 4,784
5.00%, 12/01/2032 1,380 1,418
5.50%, 10/01/2044 6,855 7,022
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 124 116
$ 46,830
Indiana - 0 .13%
City of Whiting IN
3.00%, 11/01/2051 1,000 658
Iowa - 0 .11%
Iowa Finance Authority
7.50%, 05/15/2053 500 547
Kentucky - 2 .33%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 930
Kentucky Public Energy Authority
5.00%, 01/01/2055
(a)
3,000 3,173
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,282
$ 11,385
Louisiana - 2 .68%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,837
4.40%, 11/01/2044
(b)
1,600 1,444
5.50%, 11/01/2039
(b)
1,715 1,744
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
6.10%, 12/01/2040
(a),(b)
1,000 1,065
Parish of St John the Baptist LA
3.30%, 06/01/2037
(a)
2,000 2,011
$ 13,101
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0 .62%
Maryland Economic Development Corp
5.00%, 07/01/2048
(a),(b)
$ 3,000 $ 3,013
Massachusetts - 3 .79%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 10,770 11,868
5.00%, 07/01/2050 1,000 1,030
5.00%, 05/15/2055
(a)
5,000 5,622
$ 18,520
Michigan - 2 .52%
City of Detroit MI
5.00%, 04/01/2050 1,000 952
5.50%, 04/01/2050 1,000 1,005
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(c)
1,000 1,048
5.00%, 05/01/2037
(c)
1,000 1,039
5.00%, 05/01/2038
(c)
2,000 2,055
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 929
Michigan Finance Authority
4.00%, 02/15/2044 3,500 3,018
Michigan Strategic Fund
5.00%, 06/30/2048 2,390 2,263
$ 12,309
Minnesota - 0 .99%
State of Minnesota
4.00%, 08/01/2041 5,000 4,833
Missouri - 0 .23%
City of St Louis MO Airport Revenue
5.00%, 07/01/2044 1,100 1,103
Montana - 0 .54%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 709
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,937
$ 2,646
Nevada - 1 .82%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
9,000 8,919
New Hampshire - 0 .42%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(a),(b)
1,000 786
4.13%, 01/20/2034 385 381
4.88%, 11/01/2042
(b)
1,000 900
$ 2,067
New Jersey - 4 .72%
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty )
5.00%, 11/01/2042
(c)
1,000 1,022
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 1,002
New Jersey Turnpike Authority
5.25%, 01/01/2049 1,000 1,031
South Jersey Port Corp
5.00%, 01/01/2042 5,000 4,967
State of New Jersey
4.00%, 06/01/2031 5,000 5,300
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 4,814
5.25%, 06/01/2046 5,000 4,962
$ 23,098
New Mexico - 0 .10%
City of Farmington NM
2.15%, 04/01/2033 600 505

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2025 (unaudited)

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 12 .06%
Metropolitan Transportation Authority
4.00%, 11/15/2044 $ 735 $ 637
5.00%, 11/15/2032 1,000 1,087
5.00%, 11/15/2045 3,025 2,999
New York City Municipal Water Finance Authority
5.25%, 06/15/2046 2,000 2,059
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,262
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,041
New York Energy Finance Development Corp
5.00%, 07/01/2056
(a)
2,050 2,137
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,246
5.00%, 10/01/2038 1,000 1,021
5.00%, 10/01/2048
(d)
2,000 2,091
5.00%, 10/01/2050
(d)
5,500 5,722
5.25%, 03/15/2049 1,000 1,027
New York State Dormitory Authority (credit
support from Assured Guaranty )
5.25%, 10/01/2043
(c)
1,000 1,030
5.50%, 10/01/2054
(c)
3,000 3,072
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 873
4.00%, 12/01/2042 1,000 845
5.00%, 01/01/2032 7,200 7,324
5.00%, 01/01/2034 3,200 3,240
5.00%, 10/01/2040 2,000 1,966
5.00%, 07/01/2046 3,500 3,328
5.63%, 04/01/2040 1,000 1,026
6.00%, 06/30/2059 1,500 1,537
New York Transportation Development Corp (credit
support from Assured Guaranty )
6.00%, 06/30/2050
(c)
4,000 4,210
Oneida Indian Nation of New York
6.00%, 09/01/2043
(b)
1,900 1,986
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 23
Westchester County Local Development
Corp (credit support from Assured Guaranty )
5.75%, 11/01/2048
(c)
2,075 2,199
$ 58,988
North Carolina - 0 .32%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,578
Ohio - 4 .20%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,057
4.00%, 06/01/2039 1,850 1,682
5.00%, 06/01/2055 5,000 4,062
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,667
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,438
5.00%, 01/01/2046 2,500 2,338
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 950
4.50%, 01/15/2048
(b)
850 742
Ohio State University/The
5.00%, 12/01/2033 5,000 5,635
$ 20,571
Oklahoma - 0 .56%
Tulsa Municipal Airport Trust Trustees/OK
6.25%, 12/01/2035 2,500 2,760
Oregon - 1 .10%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,386
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Territory - 0 .03%
Nuveen AMT-Free Municipal Credit Income Fund
2.74%, 03/01/2029
(a)
$ 150 $ 150
Pennsylvania - 3 .56%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,718
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,087
General Authority of Southcentral
Pennsylvania (credit support from Assured
Guaranty )
4.00%, 06/01/2049
(c)
3,400 2,863
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 755
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,139
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,188
5.00%, 12/01/2036 1,725 1,763
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,050 889
Philadelphia Gas Works Co (credit support from
Assured Guaranty )
5.25%, 08/01/2054
(c)
1,000 1,011
$ 17,413
Puerto Rico - 0 .79%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(e)
428 297
0.00%, 11/01/2043
(a),(e)
1,372 853
4.00%, 07/01/2033 183 178
4.00%, 07/01/2037 257 242
4.00%, 07/01/2041 349 304
4.00%, 07/01/2046 363 303
5.75%, 07/01/2031 1 1
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 1,850 1,691
$ 3,869
South Carolina - 1 .35%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2031
(b),(e)
1,000 110
0.00%, 06/01/2051
(b),(e)
4,500 495
5.25%, 11/15/2047 1,830 1,697
5.25%, 11/15/2052 1,500 1,359
South Carolina Public Service Authority
5.25%, 12/01/2050 2,930 2,960
$ 6,621
South Dakota - 0 .31%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,496
Texas - 7 .67%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,730
City of Galveston TX Wharves & Terminal Revenue
5.50%, 08/01/2041 1,800 1,852
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,783
Lower Colorado River Authority (credit support
from Assured Guaranty )
5.00%, 05/15/2044
(c)
4,055 4,145
Mission Economic Development Corp
5.00%, 12/01/2064
(a)
2,500 2,539
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 6,305 7,079
Port of Beaumont Navigation District
3.63%, 01/01/2035
(b)
4,535 4,005

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2025 (unaudited)

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 $ 1,000 $ 850
5.00%, 11/15/2037 2,060 2,061
5.00%, 12/01/2044 2,000 2,023
Texas Municipal Gas Acquisition & Supply Corp V
5.00%, 01/01/2055
(a)
4,225 4,446
$ 37,513
Utah - 3 .52%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(d),(f)
2,040 2,075
5.25%, 07/01/2042
(d),(f)
2,040 2,092
5.50%, 07/01/2050
(d),(f)
1,360 1,403
5.50%, 07/01/2055
(d),(f)
1,360 1,396
Mida Mountain Village Public Infrastructure District
6.00%, 06/15/2054
(b)
2,000 1,991
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,033
5.00%, 10/15/2032 4,385 4,485
5.00%, 10/15/2037 1,500 1,514
5.38%, 10/15/2040 1,200 1,213
$ 17,202
Virginia - 2 .17%
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 4,912
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,036
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,644
$ 10,592
Washington - 1 .15%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,637
Wisconsin - 0 .62%
Public Finance Authority
5.00%, 10/01/2043
(b)
1,500 1,408
5.75%, 06/30/2060
(f)
600 578
6.50%, 06/30/2060
(f)
1,000 1,051
$ 3,037
TOTAL MUNICIPAL BONDS $ 516,759
Total Investments $ 517,218
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.52)%
Notes with interest rates of 2.30% - 2.39% at July
31, 2025 and contractual maturities of collateral
from 2026-2045.
(g)
$ (31,915) (31,915)
Total Net Investments $ 485,303
Other Assets and Liabilities -  0.81% 3,951
TOTAL NET ASSETS - 100.00% $ 489,254
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,868 or 13.46% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2025.

Glossary to the Schedule of Investments
July 31, 2025 (unaudited)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
ZAR South African Rand